File No. 333-158396

       As filed with the Securities and Exchange Commission on September 1, 2009

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [ ] Post-Effective Amendment No. _____

                                 ALLEGIANT FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code 1-800-622-3863

                                   ----------

                             AUDREY C. TALLEY, ESQ.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                                  Kathleen Barr
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   ----------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement under the Securities Act of 1933.

It is proposed that the filing become effective on October 1, 2009 pursuant to Rule 488.

No filing fee is required because an indefinite number of shares of beneficial interest of the Registrant have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                 PNC FUNDS, INC.

                         PNC Capital Opportunities Fund
                        PNC Diversified Real Estate Fund
                        PNC Government Money Market Fund
                          PNC International Equity Fund
                         PNC Limited Maturity Bond Fund
                        PNC Maryland Tax-Exempt Bond Fund
                        PNC National Tax-Exempt Bond Fund
                           PNC Prime Money Market Fund
                    PNC Tax-Exempt Limited Maturity Bond Fund
                        PNC Tax-Exempt Money Market Fund
                           PNC Total Return Bond Fund

                                TWO HOPKINS PLAZA
                            BALTIMORE, MARYLAND 21201

[DATE], 2009

Dear Shareholders:

On behalf of the Board of Directors of PNC Funds, Inc. (the "Company"), we are pleased to invite you to a special meeting of shareholders of the PNC funds named above (each, a "PNC Fund," and collectively, the "PNC Funds") to be held on December 15, 2009 at 10:00 a.m. Eastern time, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201 (the "Special Meeting"). Enclosed with this letter is a combined proxy statement/prospectus (the "Proxy Statement"), proxy card and related information to use when casting your votes. At the Special Meeting you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of [DATE], 2009 (the "Reorganization Agreement"), by and between the Company and the Allegiant Funds, which provides for the transfer of all of the assets and liabilities of the PNC Funds in exchange for shares of a corresponding series of the Allegiant Funds (each, an "Allegiant Fund," and collectively, the "Allegiant Funds")(together, the "Reorganizations"). Shareholders of the PNC Funds will also be asked to approve new investment advisory agreements.

BACKGROUND

National City Corporation was acquired by The PNC Financial Services Group, Inc. ("PNC") on December 31, 2008. As a result of the acquisition, Allegiant Asset Management Company ("Allegiant"), the investment adviser to the Allegiant Funds, became an indirect wholly-owned subsidiary of PNC. PNC Capital Advisors, Inc. ("PNC Capital"), the investment adviser to the Company, is also an indirect, wholly-owned subsidiary of PNC. PNC has decided to consolidate its mutual fund and investment advisory operations.

On [DATE], 2009, PNC Capital and Allegiant, merged to form PNC Capital Advisors, LLC, (the "Adviser"). Effective that date, the Adviser began serving as investment adviser to the Selling Funds and the Acquiring Funds.

PNC FUND'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION AGREEMENT AND THE NEW INVESTMENT ADVISORY AGREEMENTS.

THE SAME OR SIMILAR OBJECTIVES AND POLICIES

Eight of the PNC Funds are proposed to be reorganized into existing Allegiant Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding PNC Fund. Three of the PNC Funds are proposed to be reorganized into newly organized shell Allegiant Funds that have been specifically created for the purpose of the Reorganizations. Each of these newly organized shell Allegiant Funds will continue the investment policies and objectives of the PNC Fund being reorganized into it.

SAME VALUES OF SHARES

The Allegiant Funds shares you receive in the Reorganizations will have the same total dollar value as the total dollar value of the shares you held immediately prior to the Reorganization. THE EXCHANGE OF EACH PNC FUND'S SHARES FOR ALLEGIANT FUND SHARES WILL BE TAX-FREE UNDER FEDERAL TAX LAWS, AND NO FRONT-END, DEFERRED SALES LOAD OR REDEMPTION FEE WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

REASONS FOR THE REORGANIZATIONS

The proposed Reorganizations and new investment advisory agreements are expected to offer PNC Fund shareholders, among other things:

(i) The opportunity to become part of a larger and more diverse family of more than 29 mutual funds. PNC Fund shareholders will be able to exchange their shares among those funds;

(ii) The opportunity to invest in larger funds with relatively attractive performance records and expense ratios that can use their increased asset size to offer the benefits of economies of scale and spread relatively fixed costs, such as legal fees, over a larger asset base; and

(iii) The opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management experience, expertise and resources.

To see how the Reorganization will affect your PNC Fund, carefully review the enclosed materials where you will find information on the relative performance, expenses, investment policies and services relating to the corresponding Allegiant Funds.

Shareholders should carefully consider both the similarities and differences between the PNC Funds and the Allegiant Funds. These similarities and differences, as well as other important information concerning the proposed Reorganizations, are described in detail in the Proxy Statement, which you are encouraged to review. If you have any additional questions, please call your investment professional or PNC Funds toll free at 1-800-551-2145 or visit the website at www.pncmutualfunds.com.

NEW INVESTMENT ADVISORY AGREEMENTS

On [DATE], 2009, PNC Capital, the investment adviser to the Company, merged with Allegiant, its affiliate, to form the Adviser. Allegiant became an affiliate of PNC Capital when PNC acquired National City Corporation on December 31, 2008. PNC subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the Adviser. As a result of this business combination, it is necessary for the shareholders to approve new advisory agreements in order for the Adviser to continue to serve as investment adviser to the PNC Funds.

We encourage you to vote in favor of the Reorganizations and ask that you please promptly return your completed proxy ballot to help save the cost of additional solicitations. As always, we know you have many investment options and we thank you for your confidence and support.

Sincerely,


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
President
PNC Funds, Inc.

                                 PNC FUNDS, INC.

QUESTIONS AND ANSWERS TO HELP YOU UNDERSTAND AND VOTE ON THE REORGANIZATIONS

The following questions and answers provide an overview of the proposals to (i) reorganize your portfolio of the PNC Funds, Inc. (the "Company")(each, a "PNC Fund," and collectively, the "PNC Funds") into a corresponding portfolio of Allegiant Funds (each, an "Allegiant Fund," and collectively, the "Allegiant Funds") and (ii) to approve a new investment advisory agreement with PNC Capital Advisors, LLC. Please read the attached combined proxy statement/prospectus (the "Proxy Statement") for more details concerning the information presented in this Q&A. If you have any additional questions, please call your investment professional or PNC Funds toll free at 1-800-551-5145 or visit the website at www.pncmutualfunds.com.

WHY ARE THE PNC FUNDS HAVING THE SPECIAL MEETING?

The Board of Directors of the Company (the "PNC Fund Board") is seeking your approval of a proposal pertaining to the reorganizations of eleven equity, fixed income and money market funds of PNC Funds with and into eleven corresponding Allegiant Funds. The PNC Fund Board is recommending that you approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") that provides for the transfer of all of the assets and liabilities of the PNC Funds in exchange for shares of a corresponding series of the Allegiant Funds (collectively, the "Reorganizations"). The shares of the Allegiant Funds will be distributed to respective shareholders of each PNC Fund. The exchange of shares will take place on the basis of the relative net asset values per share of the respective classes of the eleven Allegiant Funds.

The Company also is seeking your approval for a new investment advisory agreement with PNC Capital Advisors, LLC (the "Adviser"), as a result of the merger of the Company's predecessor adviser, PNC Capital Advisors, Inc., with its affiliate, Allegiant Asset Management Company, to form the Adviser. The PNC Fund Board is recommending that you approve the new investment advisory agreement with the Adviser.

Shareholders of each PNC Fund will vote separately to approve the Reorganizations and the new investment advisory agreement.

WHY ARE THE REORGANIZATIONS BEING RECOMMENDED?

The PNC Fund Board has determined that the reorganization of each of the PNC Funds into its corresponding Allegiant Fund is in the best interests of the shareholders of each such fund. Among the benefits for the PNC Funds' shareholders considered by the PNC Fund Board are the following:

For all of the PNC Funds, it is anticipated that the Reorganizations should realize economies of scale that may result in lower overall expense ratios over time and greater portfolio management efficiencies. With the exception of the Reorganizations of the PNC Diversified Real Estate Fund, PNC Maryland Tax-Exempt Bond Fund and PNC Tax-Exempt Limited Maturity Bond Fund, which will be reorganized into newly created "shell funds" of the Allegiant Funds, fixed costs of each portfolio will be spread over a larger, combined shareholder base. Upon consummation of the merger, the Selling Funds' shareholders will become shareholders of the Acquiring Funds which are anticipated to have expense ratios lower than or equal to (before and after voluntary waivers) the expense ratios of the corresponding Selling Funds, other than the Allegiant Intermediate Tax Exempt Bond Fund which is anticipated to have higher expense ratios (before voluntary waivers) but the same expense ratio as the PNC National Tax-Exempt Bond Fund (after voluntary waivers).

The Reorganizations will allow PNC Funds to exist within a larger fund family-Allegiant Funds. A larger fund group generally offers a broader array of products and an expanded range of investment options and exchange opportunities for you as a shareholder.

HOW WILL THE NUMBER OF SHARES OF THE ALLEGIANT FUND THAT I RECEIVE BE
DETERMINED?

Shareholders of the PNC Funds will receive full and fractional shares of the corresponding Allegiant Fund equal in value to the shares of the PNC Fund that they owned on the closing date of the Reorganizations.

The net asset value of the PNC Funds will not be affected by the Reorganizations. That means that the Reorganizations will not result in a dilution of any shareholder's interest. The market value of your shares in the PNC Funds will remain the same, although the number of shares you own after your PNC Fund's Reorganization may change.

WHO WILL PAY FOR THESE REORGANIZATIONS?

The expenses of the Reorganizations, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne by The PNC Financial Services Group, Inc.

IF THE FUNDS MERGE, WILL THERE BE ANY TAX OR OTHER CONSEQUENCES FOR ME?

Shareholders of the PNC Funds are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for the shares of the Allegiant Funds in the Reorganizations. The cost basis and holding period of the PNC Funds' shares are expected to carry over to your new shares in the Allegiant Funds.

You should consult your own tax advisor regarding other federal, state or local tax consequences of the Reorganizations.

WHAT CLASS OF SHARES OF THE ALLEGIANT FUNDS WILL I RECEIVE AFTER THE REORGANIZATIONS?

The following table shows the class of Allegiant Fund shares that shareholders of the corresponding PNC Fund will receive as part of the Reorganizations.

                PNC FUNDS                                            ALLEGIANT FUNDS
-----------------------------------------          --------------------------------------------------
PNC CAPITAL OPPORTUNITIES FUND              INTO   ALLEGIANT SMALL CAP CORE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC DIVERSIFIED REAL ESTATE FUND            INTO   ALLEGIANT DIVERSIFIED REAL ESTATE FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC GOVERNMENT MONEY MARKET FUND            INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC INTERNATIONAL EQUITY FUND               INTO   ALLEGIANT INTERNATIONAL EQUITY FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC LIMITED MATURITY BOND FUND              INTO   ALLEGIANT LIMITED MATURITY BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC MARYLAND TAX-EXEMPT BOND FUND           INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC NATIONAL TAX-EXEMPT BOND FUND(2)        INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC PRIME MONEY MARKET FUND                 INTO   ALLEGIANT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND   INTO   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

                PNC FUNDS                                            ALLEGIANT FUNDS
-----------------------------------------          --------------------------------------------------
PNC TAX-EXEMPT MONEY MARKET FUND            INTO   ALLEGIANT TAX EXEMPT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC TOTAL RETURN BOND FUND(2)               INTO   ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

----------
(1)  The Allegiant Fund is a newly registered "shell fund" of Allegiant.

(2) The PNC Fund will be the financial accounting survivor if the Reorganization is approved.

AFTER MY PNC FUND'S REORGANIZATION, WILL I BE ABLE TO TRANSFER MY INVESTMENT INTO OTHER FUNDS OF ALLEGIANT FUNDS?

After the Reorganizations, shareholders of the PNC Funds will be able to exchange the class of shares they receive of the Allegiant Funds for the same class of shares of any other Allegiant Fund.

WHAT HAPPENS IF SHAREHOLDERS OF A PNC FUND DO NOT APPROVE THE REORGANIZATION
PLAN?

In that event, the PNC Fund will not participate in the Reorganizations and the PNC Fund Board will consider what alternatives reasonably would be available at that point, including the termination of such PNC Fund. You should note that the approval of the Reorganization Agreement by shareholders of a PNC Fund is not dependent upon the approval of the Reorganization Agreement by shareholders of any other PNC Fund. For example, if the Reorganization Agreement is approved by shareholders of the PNC Prime Money Market Fund, but not by shareholders of the PNC Government Money Market Fund, the Reorganization for the PNC Prime Money Market Fund would proceed nonetheless.

WHAT WILL HAPPEN IF SHAREHOLDERS DO NOT APPROVE THE NEW ADVISORY AGREEMENT?

In that event, then your PNC Fund's current interim advisory agreement will terminate and the PNC Fund Board will consider other alternatives and will make such arrangements for the management of that PNC Fund's investments as it deems appropriate and in the best interests of the PNC Fund, including selecting another investment adviser.

WILL MY VOTE MAKE A DIFFERENCE?

Yes. The approval of each Reorganization Agreement and Reorganization requires the affirmative vote of a majority of all votes attributable to the voting securities of each PNC Fund, voting separately by each PNC Fund, defined as the lesser of (i) a majority of the votes attributable to the outstanding shares of the PNC Fund, or (ii) 67% or more of the votes attributable to the shares represented at a meeting of shareholders at which the holders of more than 50% of the votes attributable to the outstanding shares are represented. Therefore, every vote is important to ensure that the shareholder meeting has a quorum to conduct business and the appropriate amount of shares to approve the proposals. Allegiant Funds' Declaration of Trust does not require shareholders of the Allegiant Funds to approve the Reorganizations, and shareholders of the Allegiant Funds will not vote on the proposal.

However, Allegiant Funds' shareholders are simultaneously receiving a separate proxy statement that includes a proposal to approve the election of Trustees of the Allegiant Funds' Board of Trustees. A condition of the Reorganizations is the combination of the Allegiant Funds' and PNC Funds' boards. If approved by Allegiant Funds' shareholders, the Board of Allegiant Funds would consist of five of Allegiant Funds' current trustees and three former PNC Funds' trustees. It is anticipated that the current Chairman of each of the Allegiant Funds' and PNC Funds' boards will serve as Co-Chairmen of the Allegiant Funds' Board after the Reorganization if elected by Allegiant Funds' shareholders.

HOW DO I VOTE?

You can authorize a proxy to vote your shares by completing and signing the enclosed proxy card, and promptly returning it in the enclosed postage-paid envelope. Please refer to the proxy card for information about other convenient options that may be available to you, if you do not plan to attend the meeting, such as touch-tone telephone and Internet voting. If you need any assistance, or have any questions regarding the proxy or how to vote your shares, please call PNC Funds at 1-800-551-2145 or visit the website at www.pncmutualfunds.com.

WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE?

The shareholder meeting will be held on December 15, 2009, at the offices of the Adviser at Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201.

WHAT WILL HAPPEN IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE DATE OF THE SCHEDULED SHAREHOLDER MEETING?

In order to reach a sufficient number of shareholders present at the Meeting or represented by proxy to establish a quorum, representatives of the PNC Funds or a third party proxy solicitor may contact you by mail or telephone. Please vote as soon as practicable after you review the enclosed proxy materials to avoid additional communications that will result in additional costs. If there are not sufficient votes to approve the Reorganizations by the time of the shareholder meeting on December 15, 2009, the meeting may be adjourned to permit further solicitation of proxy votes.

If shareholders of a PNC Fund do not approve the Reorganization, the Reorganization for that Fund will not take place. The PNC Fund Board will then consider what other, if any, alternative action to take.

WHAT DOES THE PNC FUND BOARD RECOMMEND?

The PNC Fund Board unanimously approved the proposal and believes you should vote in favor of the Reorganizations and the new advisory agreement.

                                 PNC FUNDS, INC.

                         PNC CAPITAL OPPORTUNITIES FUND
                        PNC DIVERSIFIED REAL ESTATE FUND
                        PNC GOVERNMENT MONEY MARKET FUND
                          PNC INTERNATIONAL EQUITY FUND
                         PNC LIMITED MATURITY BOND FUND
                        PNC MARYLAND TAX-EXEMPT BOND FUND
                        PNC NATIONAL TAX-EXEMPT BOND FUND
                           PNC PRIME MONEY MARKET FUND
                    PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
                        PNC TAX-EXEMPT MONEY MARKET FUND
                           PNC TOTAL RETURN BOND FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 15, 2009

To the Shareholders of PNC Funds, Inc.:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders of the investment portfolios named above (each, a "Selling Fund" or "PNC Fund," and collectively, the "Selling Funds" or "PNC Funds"), each a series of PNC Funds, Inc., a Maryland corporation, (the "Company") will be held at the offices of the Company, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201, on December 15, 2009 at 10:00 a.m. (Eastern time), for the following purposes:

Proposal 1. A proposal to approve an Agreement and Plan of Reorganization by and between PNC Funds and the Allegiant Funds that provides for and contemplates:
(1) the transfer of all of the assets and liabilities of each PNC Fund to a corresponding investment portfolio of an Allegiant Fund (each, an "Acquiring Fund" or "Allegiant Fund," and collectively, the "Acquiring Funds" or "Allegiant Funds") in exchange for shares of the designated classes of the corresponding Allegiant Fund of equal value; and (2) the distribution of shares of designated classes of the corresponding Allegiant Fund of equal value to the shareholders of each PNC Fund in liquidation of each PNC Fund (each a "Reorganization" and together, the "Reorganizations"). Upon completion of the transactions contemplated by the Reorganization Agreement, the PNC Funds will be liquidated and the Company will be deregistered as an investment company under the Investment Company Act of 1940, as amended.

Proposal 2. A proposal for each PNC Fund to approve a new advisory agreement by and between the Company, on behalf of the PNC Funds, and PNC Capital Advisors, LLC.

Proposal 3. To transact such other business as may properly be brought before the meeting.

Shareholders of record of the PNC Funds as of the close of business on October 5, 2009 are entitled to notice of, and to vote at, the meeting or any adjournment thereof. A Reorganization will occur with respect to a PNC Fund only if that PNC Fund's shareholders approve the proposal. However, the failure of one PNC Fund to approve a Reorganization will not affect the consummation of the Reorganizations with respect to the other PNC Funds whose shareholders have approved the proposal.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF THE COMPANY. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PLEASE REFER TO YOUR INDIVIDUAL PROXY CARD FOR INFORMATION ABOUT OTHER CONVENIENT VOTING OPTIONS THAT MAY BE AVAILABLE TO YOU, SUCH AS TOUCH-TONE TELEPHONE AND INTERNET VOTING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Directors of the Company


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
President
PNC Funds, Inc.

[DATE], 2009

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                               DATED [DATE], 2009

                                 PNC FUNDS, INC.
                                TWO HOPKINS PLAZA
                            BALTIMORE, MARYLAND 21201
                                 1-800-551-2145

                                 ALLEGIANT FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                              1-800-622-FUND (3863)

This combined proxy statement/prospectus ("Proxy Statement") is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of PNC Funds, Inc., a Maryland corporation, (the "Company") in connection with the Special Meeting of Shareholders (the "Meeting") of PNC Capital Opportunities Fund, PNC Diversified Real Estate Fund, PNC Government Money Market Fund, PNC International Equity Fund, PNC Limited Maturity Bond Fund, PNC Maryland Tax-Exempt Bond Fund, PNC National Tax-Exempt Bond Fund, PNC Prime Money Market Fund, PNC Tax-Exempt Limited Maturity Bond Fund, PNC Tax-Exempt Money Market Fund and PNC Total Return Bond Fund (each a "PNC Fund" or "Selling Fund," and collectively, the "PNC Funds" or "Selling Funds"), to be held on December 15, 2009 at 10:00 a.m. (Eastern time), at the offices of the PNC Capital Advisors, LLC, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201.

At the Meeting, shareholders will be asked:

     - To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between the Company, on behalf of the PNC Funds, and the Allegiant Funds ("Allegiant"), on behalf of the Allegiant Funds (each, an "Allegiant Fund" or "Acquiring Fund," and collectively, the "Allegiant Funds" or "Acquiring Funds") that provides for and contemplates: (1) the transfer of all of the assets and liabilities of each PNC Fund to a corresponding Allegiant Fund in exchange for shares of the designated classes of the corresponding Allegiant Fund of equal value; and (2) the distribution of shares of designated classes of the corresponding Allegiant Fund of equal value to the shareholders of each PNC Fund in liquidation of each PNC Fund (each a "Reorganization" and together, the "Reorganizations"). Upon completion of the transactions contemplated by the Reorganization Agreement, the PNC Funds will be liquidated and the Company will be deregistered as an investment company under the Investment Company Act of 1940, as amended.

     - To approve proposed new investment advisory agreement by and between the Company, on behalf of the PNC Funds, and PNC Capital Advisors, LLC.

The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of assets and liabilities of each PNC Fund to a corresponding Allegiant Fund in exchange for Class A, C or I Shares of the corresponding Allegiant Fund of equal value. The Company and Allegiant are both registered open-end management investment companies ("mutual funds") and the shares of the PNC Funds and the Allegiant Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). As a result of the Reorganizations, shareholders of the PNC Funds will become shareholders of the Allegiant Funds. The Allegiant Declaration of Trust does not require shareholders of the Allegiant Funds to approve the Reorganizations.

This Proxy Statement sets forth concisely the information that a shareholder of a PNC Fund should know before voting on the PNC Fund's Reorganization. Please read this Proxy Statement and keep it for future reference.

A Statement of Additional Information dated [DATE], 2009, relating to this Proxy Statement and the Reorganizations and including certain financial information about the PNC Funds and the Allegiant Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Allegiant Funds at 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free 1-800 622-FUND (3863). To obtain more information about the Allegiant Funds, visit www.allegiantfunds.com.

The Reorganization Agreement provides that each PNC Fund will transfer all of its assets and liabilities to the corresponding Allegiant Fund, in exchange for shares of the Allegiant Fund, in an amount equal in value to the aggregate net assets of the respective PNC Fund. The Reorganizations are expected to be completed at the close of business on January 29, 2010, except for the Reorganizations with respect to the PNC Diversified Real Estate Fund, PNC Maryland Tax-Exempt Bond Fund and PNC Tax-Exempt Limited Maturity Bond Fund, which are expected to be completed at the close of business on February 5, 2010, or such other time as the Board of Directors of the Company (the "PNC Fund Board") may determine (the "Closing Dates"). The shareholders of the PNC Diversified Real Estate Fund, PNC Maryland Tax-Exempt Bond Fund and PNC Tax-Exempt Limited Maturity Bond Fund will not be able to exchange their shares into Allegiant Funds until after the Closing Date for the other PNC Funds.

As soon as is practicable after the Closing Dates, each PNC Fund will distribute pro rata to its shareholders of record the Allegiant Fund's shares received, so that a holder of shares in each PNC Fund determined as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing Date (the "Valuation Dates") will, in redemption of such shareholder's shares in the applicable PNC Fund, receive a number of shares of the Allegiant Fund with the same aggregate investment value as the shareholder had in the PNC Funds on the Valuation Date (the "Effective Times"). At the relevant Effective Time, shareholders of the PNC Funds will become shareholders of the Allegiant Funds. The PNC Funds will then be liquidated and the Company will be deregistered as an investment company under the Investment Company Act of 1940, as amended.

The following documents contain more detailed information concerning the investment goals, policies, risks and restrictions of the Allegiant Funds and are incorporated by reference into this Proxy Statement:

     - Prospectuses dated October 1, 2009, as supplemented, for A, C and I Shares of the Allegiant Money Market, Equity and Bond Funds.

     - Prospectus dated September [__], 2009, for A, C and I Shares of the Allegiant Diversified Real Estate Fund, Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund ("Shell Portfolios").

     - Statement of Additional Information dated October 1, 2009, as supplemented, for the Allegiant Money Market Funds, Allegiant Equity Funds, Allegiant Fixed Income Funds and Allegiant Tax Exempt Bond Funds.

     - Statement of Additional Information dated September [__], 2009, for the Shell Portfolios.

The following documents contain more detailed information concerning the investment goals, policies, risks and restrictions of the Company and are incorporated by reference into this Proxy Statement:

     - Prospectuses dated September 30, 2009, as supplemented, for A, C and Institutional Shares of the PNC Money Market, Equity and Bond Funds.

     - Statement of Additional Information dated September 30, 2009, as supplemented, for the PNC Money Market, Equity and Bond Funds.

You may also obtain these documents by accessing the Internet Site for Allegiant Funds at www.allegiantfunds.com or the Internet Site for the Company at www.pncmutualfunds.com, respectively. In addition, these documents, as well as proxy materials and other reports, may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at: publicinfo@sec.gov.

In addition, copies of the current prospectus for the designated share class of the Allegiant Funds, other than the shell portfolios, accompany this Proxy Statement along with the applicable Allegiant Annual Shareholder Report for the fiscal year ended May 31, 2009.

This Proxy Statement is expected to be mailed to shareholders on or about October 12, 2009.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ************************

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

AN INVESTMENT IN A PNC FUND OR IN AN ALLEGIANT FUND IS NOT A DEPOSIT OF PNC BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

MONEY MARKET FUNDS SEEK TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

PNC CAPITAL ADVISORS, LLC SERVES AS INVESTMENT ADVISER AND CO-ADMINISTRATOR TO ALLEGIANT FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE AND A CO-ADMINISTRATION FEE. ALLEGIANT FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH PNC CAPITAL ADVISERS, LLC OR ITS AFFILIATES.

                                TABLE OF CONTENTS

Proposal 1
   Synopsis
      The Reorganization
      PNC Funds, Inc. and Allegiant Funds
      Comparison of Investment Objectives, Principal Investment Strategies, Fees and
         Expenses and Performance
            PNC Capital Opportunities Fund/Allegiant Small Cap Core Fund
            PNC Diversified Real Estate Fund/Allegiant Diversified Real Estate Fund
            PNC Government Money Market Fund/Allegiant Government Money Market Fund
            PNC International Equity Fund/Allegiant International Equity Fund
            PNC Limited Maturity Bond Fund/Allegiant Limited Maturity Bond Fund
            PNC Maryland Tax-Exempt Bond Fund/Allegiant Maryland Tax Exempt Bond Fund
            PNC National Tax-Exempt Bond Fund/Allegiant Intermediate Tax Exempt Bond Fund
            PNC Prime Money Market Fund/Allegiant Money Market Fund
            PNC Tax-Exempt Limited Maturity Bond Fund/Allegiant Tax Exempt Limited Maturity Bond Fund
            PNC Tax-Exempt Money Market Fund/Allegiant Tax Exempt Money Market Fund
            PNC Total Return Bond Fund/Allegiant Total Return Advantage Fund
      Principal Risk Factors
      Fundamental Restrictions and Investment Limitations of the Selling and Acquiring Funds
      Investment Advisers
      Investment Advisory Fees
      Sub-Advisers
      Portfolio Managers
      Distributors
      Co-Administration Services
      Custodians
      Transfer Agents
      Purchase, Redemption And Exchange Procedures
      Distribution and Shareholder Service Plans
      Dividends And Other Distributions
      Information Relating To The Reorganizations
         Description Of The Reorganizations
         Reasons For The Reorganizations
         Federal Income Taxes
      Financial Highlights
      Capitalization
      Comparative Discussion of Shareholder Rights
Proposal 2
Voting Matters
   General Information
   Voting Rights And Required Vote
   Record Date And Outstanding Shares
   Security Ownership Of Certain Beneficial Owners And Management Additional Information
Additional Information

Other Business
Shareholder Inquiries
Exhibit A: Form of Plan of Reorganization
Exhibit B: Form of Investment Advisory Agreement

                                    SYNOPSIS

This Synopsis is only a summary of information contained elsewhere in this Proxy Statement, or incorporated by reference into this Proxy Statement. For more complete information, shareholders should read the Proxy Statement, including the Reorganization Agreement and the accompanying prospectus and annual report.

                                   PROPOSAL 1

THE REORGANIZATION

BACKGROUND. Pursuant to the Reorganization Agreement, each Selling Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund, solely in exchange for shares of the corresponding Acquiring Fund. Each Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganizations will be that shareholders of the Selling Funds will become shareholders of the relevant Acquiring Funds. A shareholder will receive shares in the relevant Acquiring Fund equal in value to shares held in the respective Selling Fund before the Reorganization. No sales charges will be imposed in connection with the Reorganization. The following table shows the Acquiring Fund into which each Selling Fund will be reorganized if shareholders of that Selling Fund approve the Reorganization Agreement, and the class of shares of the Acquiring Fund to be received by the Selling Fund shareholders. The Selling Funds and the Acquiring Funds correspond to one another as follows:

              SELLING FUNDS                                           ACQUIRING FUNDS
-----------------------------------------          --------------------------------------------------
PNC CAPITAL OPPORTUNITIES FUND              INTO   ALLEGIANT SMALL CAP CORE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC DIVERSIFIED REAL ESTATE FUND            INTO   ALLEGIANT DIVERSIFIED REAL ESTATE FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC GOVERNMENT MONEY MARKET FUND            INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC INTERNATIONAL EQUITY FUND               INTO   ALLEGIANT INTERNATIONAL EQUITY FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC LIMITED MATURITY BOND FUND              INTO   ALLEGIANT LIMITED MATURITY BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

              SELLING FUNDS                                           ACQUIRING FUNDS
-----------------------------------------          --------------------------------------------------
PNC MARYLAND TAX-EXEMPT BOND FUND           INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC NATIONAL TAX-EXEMPT BOND FUND(2)        INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC PRIME MONEY MARKET FUND                 INTO   ALLEGIANT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND   INTO   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC TAX-EXEMPT MONEY MARKET FUND            INTO   ALLEGIANT TAX EXEMPT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC TOTAL RETURN BOND FUND(2)               INTO   ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

----------
(1)  The Acquiring Fund is a newly registered "shell fund" of Allegiant Funds.

(2) The PNC Fund will be the financial accounting survivor if the Reorganization is approved.

The PNC Fund Board, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), considered the proposed Reorganizations at a meeting held on August 12, 2009. After a thorough review of all aspects of the Reorganizations and for the reasons set forth below (see "INFORMATION RELATING TO THE REORGANIZATIONS - REASONS FOR THE REORGANIZATIONS"), the PNC Fund Board concluded that the Reorganizations would be in the best interests of the Selling Funds, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. One of the conditions for completing the Reorganizations is approval by shareholders of the PNC Funds. THE PNC FUND BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE APPROVAL OF THE REORGANIZATIONS.

TAX CONSEQUENCES. Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. If each Reorganization so qualifies, neither the Selling Funds nor their shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganizations, the PNC and Allegiant Funds will receive an opinion from counsel to the Allegiant Funds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganizations has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

DISTRIBUTIONS. Before the Reorganizations, each Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. These distributions will be taxable to shareholders.

The foregoing description of the Reorganizations is qualified by reference to the full text of the Reorganization Agreement (the form of which is attached hereto as Exhibit A).

THE PNC FUNDS AND THE ALLEGIANT FUNDS

The PNC Funds is organized as a Maryland corporation and commenced operations on July 21, 1989 as an open-end management investment company.

Allegiant Funds is organized as a Massachusetts business trust on January 28, 1986. Allegiant Funds is a series fund authorized to issue separate classes or series of shares of beneficial interest. Each series of Allegiant Funds is registered as an open-end management investment company. Allegiant Funds may issue an unlimited number of shares in one or more series or classes as its Board of Trustees may authorize. Separately, it is anticipated that Allegiant Funds' shareholders will receive a proxy statement with a proposal to convert the Allegiant Funds from a Massachusetts business trust to a Delaware statutory trust (the "Conversion") during the fourth quarter 2009. If approved by shareholders, it is expected that the Allegiant Funds will become a Delaware statutory trust prior to the Reorganizations. The Conversion is unrelated to the Reorganizations. Please review the section "Comparative Discussion of Shareholder Rights" for more information.

TOTAL EXPENSE INFORMATION

The following table shows (i) the annualized expense ratio as of May 31, 2009 of each of the Selling Funds adjusted for Acquired Fund Fees; (ii) the annualized expense ratio as of May 31, 2009 of each of the Acquiring Funds adjusted for Acquired Fund Fees and the termination of Class I Shares 12b-1 fees; and (iii) the pro forma annualized expense ratio of the post-Reorganization Acquiring Fund. Total Annual Operating Expenses may vary from May 31, 2009 Annual Report financial highlights as the fees and expenses reflect Acquired Fund Fees (which are fees incurred by a Fund for investing in other funds) as well as changes to the expenses going forward as if they had been in effect during the fiscal year ended May 31, 2009, including incorporating changes which may have occurred after May 31, 2009. More detailed expense information, including footnoted changes, is provided under the "Fees and Expenses" sections presented in this Proxy Statement. Changes include: i) the elimination of the Acquiring Funds 12b-1 plan in Class I as of June 18, 2009, ii) new investment advisory fee rates and voluntary waivers implemented by the Acquiring Funds on October 1, 2008,
iii) and voluntary 12b-1 and shareholder servicing waivers/reimbursements in place as of May 31, 2009 for the Acquiring Funds. More detailed expense information is provided under the "Fees and Expenses" sections presented in this Proxy Statement.

                                                                           TOTAL                                     PRO FORMA
                                TOTAL                                   ANNUAL FUND           COMBINED                 TOTAL
     SELLING FUND            ANNUAL FUND           ACQUIRING FUND        OPERATING        FUND/SHARE CLASS          ANNUAL FUND
      SHARE CLASS        OPERATING EXPENSES         SHARE CLASS           EXPENSES      POST-REORGANIZATION     OPERATING EXPENSES
----------------------   ------------------   -----------------------   -----------   -----------------------   ------------------
PNC CAPITAL                                   ALLEGIANT SMALL                         ALLEGIANT SMALL
OPPORTUNITIES FUND                            CAP CORE FUND                           CAP CORE FUND
Class A                        2.32%          Class A                      1.48%      Class A                        1.45%
Class C                        2.82%          Class C                      2.18%      Class C                        2.15%
Institutional                  1.82%          Class I                      1.18%      Class I                        1.15%

PNC DIVERSIFIED                               ALLEGIANT DIVERSIFIED                   ALLEGIANT DIVERSIFIED
REAL ESTATE FUND                              REAL ESTATE FUND                        REAL ESTATE FUND
Class A                        1.89%          Class A                      N/A        Class A                        1.44%
Class C                        2.39%          Class C                      N/A        Class C                        2.14%
Institutional                  1.39%          Class I                      N/A        Class I                        1.14%

PNC GOVERNMENT                                ALLEGIANT GOVERNMENT                    ALLEGIANT GOVERNMENT
MONEY MARKET FUND                             MONEY MARKET FUND                       MONEY MARKET FUND
Class A                        0.74%          Class A                      0.62%      Class A                        0.62%
Class C                        0.74%          Class A                      0.62%      Class A                        0.62%
Institutional                  0.49%          Class I                      0.37%      Class I                        0.37%

PNC INTERNATIONAL                             ALLEGIANT INTERNATIONAL                 ALLEGIANT INTERNATIONAL
EQUITY FUND                                   EQUITY FUND                             EQUITY FUND
Class A                        2.22%          Class A                      1.54%      Class A                        1.48%
Class C                        2.72%          Class C                      2.24%      Class C                        2.18%
Institutional                  1.72%          Class I                      1.24%      Class I                        1.18%

PNC LIMITED                                   ALLEGIANT LIMITED                       ALLEGIANT LIMITED
MATURITY BOND FUND                            MATURITY BOND FUND                      MATURITY BOND FUND
Class A                        1.24%          Class A                      0.80%      Class A                        0.77%
Class C                        1.74%          Class C                      1.52%      Class C                        1.49%
Institutional                  0.74%          Class I                      0.52%      Class I                        0.49%

PNC MARYLAND                                  ALLEGIANT MARYLAND                      ALLEGIANT MARYLAND
TAX-EXEMPT BOND FUND                          TAX EXEMPT BOND FUND                    TAX EXEMPT BOND FUND
Class A                        1.43%          Class A                      N/A        Class A                        0.88%
Class C                        1.93%          Class C                      N/A        Class C                        1.60%
Institutional                  0.93%          Class I                      N/A        Class I                        0.60%

PNC NATIONAL                                  ALLEGIANT INTERMEDIATE                  ALLEGIANT INTERMEDIATE
TAX-EXEMPT BOND FUND                          TAX-EXEMPT BOND FUND                    TAX-EXEMPT BOND FUND
Class A                        1.33%          Class A                      0.86%      Class A                        0.82%

                                                                           TOTAL                                     PRO FORMA
                                TOTAL                                   ANNUAL FUND           COMBINED                 TOTAL
     SELLING FUND            ANNUAL FUND           ACQUIRING FUND        OPERATING        FUND/SHARE CLASS          ANNUAL FUND
      SHARE CLASS        OPERATING EXPENSES         SHARE CLASS           EXPENSES      POST-REORGANIZATION     OPERATING EXPENSES
----------------------   ------------------   -----------------------   -----------   -----------------------   ------------------
Class C                        1.83%          Class C                      1.58%      Class C                        1.54%
Institutional                  0.83%          Class I                      0.58%      Class I                        0.54%

PNC PRIME                                     ALLEGIANT MONEY                         ALLEGIANT MONEY
MONEY MARKET FUND                             MARKET FUND                             MARKET FUND
Class A                        0.74%          Class A                      0.63%      Class A                        0.62%
Class C                        0.74%          Class A                      0.63%      Class A                        0.62%
Institutional                  0.49%          Class I                      0.38%      Class I                        0.37%

PNC TAX-EXEMPT LIMITED                        ALLEGIANT TAX EXEMPT                    ALLEGIANT TAX EXEMPT
MATURITY BOND FUND                            LIMITED MATURITY BOND                   LIMITED MATURITY BOND
                                              FUND                                    FUND
Class A                        1.37%          Class A                      N/A        Class A                        0.86%
Class C                        1.87%          Class C                      N/A        Class C                        1.58%
Institutional                  0.87%          Class I                      N/A        Class I                        0.58%

PNC TAX-EXEMPT                                ALLEGIANT TAX EXEMPT                    ALLEGIANT TAX EXEMPT
MONEY MARKET FUND                             MONEY MARKET FUND                       MONEY MARKET FUND
Class A                        0.74%          Class A                      0.62%      Class A                        0.61%
Class C                        0.74%          Class A                      0.62%      Class A                        0.61%
Institutional                  0.49%          Class I                      0.34%      Class I                        0.33%

PNC TOTAL                                     ALLEGIANT TOTAL                         ALLEGIANT TOTAL
RETURN BOND FUND                              RETURN ADVANTAGE FUND                   RETURN ADVANTAGE FUND
Class A                        1.18%          Class A                      0.88%      Class A                        0.80%
Class C                        1.68%          Class C                      1.60%      Class C                        1.52%
Institutional                  0.68%          Class I                      0.60%      Class I                        0.52%

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND FUNDAMENTAL RESTRICTIONS

Set forth below is a comparison of each Selling Fund's and corresponding Acquiring Fund's (1) investment objective and investment strategies, (2) fees and expenses, and (3) performance. Please see the Funds' prospectuses for more complete information.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

The investment objective of the Selling Fund can be changed without shareholder approval, but requires 30 days' prior notice to shareholders. The investment objective of the Acquiring Fund is non-fundamental, which means that it can be changed at any time without shareholder vote and without prior notice to shareholders.

                 PNC CAPITAL OPPORTUNITIES FUND                                      ALLEGIANT SMALL CAP CORE FUND
                          (SELLING FUND)                                                    (ACQUIRING FUND)
-----------------------------------------------------------------  ----------------------------------------------------------------
INVESTMENT OBJECTIVE:                                              INVESTMENT OBJECTIVE:
Long-term capital growth                                           Long-term capital appreciation

INVESTMENT STRATEGIES:                                             INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing primarily   The Fund invests in a diversified portfolio of publicly traded
in equities (common and preferred stocks, and securities           small cap U.S. equity securities that possess both value and
convertible into common stock) of small-capitalization companies   growth characteristics. The Adviser's investment process is to
with market capitalization generally less than 3.5 times the       invest in securities of companies based on the Adviser's analysis
dollar-weighted, median capitalization of the Russell 2000(R)      of the company's cash flow. The Adviser's investment process
Index (generally between $1.2 billion and $1.4 billion) at time    focuses, specifically, on Cash Flow Return on Investment
of purchase. Under normal market conditions, the Fund's principal  ("CFROI(R)")(1). CFROI(R) is calculated in percentage terms by
investment strategies include:                                     dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts
-    Investing in companies that it believes have potential for    to reduce accounting distortions and allow for more accurate
     above-average Cash Flow Return on Investment ("CFROI(R)")     comparisons between companies, different market caps, sectors and industries. The Adviser believes that CFROI(R) provides a more
-    Blended style of investing, capturing both growth and value   accurate predictor of future value than other broadly used
     characteristics                                               analysis methods. The Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then
-    The adviser may trade the Fund's securities actively.         screens companies based on cash flow valuation metrics to
                                                                   determine if the stock is attractively priced. The Adviser
In addition, as part of its screening process, the Adviser looks   believes that it does not matter what a particular company's cash
for companies whose management understands how to create value     flow change is if the stock is overvalued.
for shareholders, deploy capital, have low debt and a consistent
dividend policy, and that are market leaders with respect to the   In addition, as part of its screening process, the Adviser looks
product or service they provide, as well as companies that are     for companies whose management understands how to create value
part of a strong or growing industry. The Adviser will generally   for shareholders, deploy capital, that have low debt and a
sell a security when cash flow return on investment flattens or    consistent dividend policy, and that are market leaders with
declines, market price equals or exceeds cash flow value           respect to the product or service they provide, as well as
"target," company characteristics deteriorate, when there are      companies that are part of a strong or growing industry. The
cash flow related impacts to an earnings warning, and when the     Adviser will generally sell a security when cash flow return on
stock experiences underperformance. However, none of the sell      investment flattens or declines, market price equals or exceeds
characteristics are automatic.                                     cash flow value "target," company characteristics deteriorate, when there are cash flow related impacts to an earnings warning,
PRINCIPAL POLICIES:                                                and when the stock experiences underperformance. However, none of the sell characteristics are automatic.
-    No more than 25% of total assets in equity securities of
     foreign companies, including investments through European
     Depositary Receipts, Global Depositary Receipts and
     "sponsored" American Depositary Receipts.

----------
(1)  CFROI is a registered trademark of CSFB Holt.

                 PNC CAPITAL OPPORTUNITIES FUND                                      ALLEGIANT SMALL CAP CORE FUND
                          (SELLING FUND)                                                    (ACQUIRING FUND)
-----------------------------------------------------------------  ----------------------------------------------------------------
                                                                   Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days' written notice before
                                                                   changing this 80% policy. The Fund invests primarily in domestic equity securities.

                                                                   The Fund considers a small-capitalization or "small cap" company to be one that has a market capitalization at the time of
                                                                   purchase within the range of market capitalizations of companies constituting the Russell 2000(R) Index. The market capitalization range of the Russell 2000(R) Index changes constantly, and as a result, the capitalization of small cap companies in which the
                                                                   Fund may invest will also change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to hold a common stock even if the company's market capitalization grows beyond or falls below the market
                                                                   capitalization range of the Russell 2000(R) Index. As of August
                                                                   31, 2009, market capitalizations of companies in the Russell
                                                                   2000(R) Index ranged from approximately [$35 million to $5.6 billion].

PERFORMANCE: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC CAPITAL OPPORTUNITIES FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 2001     2002     2003    2004   2005    2006    2007    2008
------   ------   -----   -----   ----   -----   -----   ------
-13.83%  -19.25%  42.99%  15.14%  5.57%  11.34%  -3.29%  -39.42%

                QUARTER ENDING
                --------------
BEST QUARTER      12/31/2001      27.38%
WORST QUARTER      9/30/2001     -29.76%

ALLEGIANT SMALL CAP CORE FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

2005    2006   2007    2008
----   -----   ----   ------
3.43%  11.15%  0.08%  -37.26%

                QUARTER ENDING
                --------------
BEST QUARTER       3/31/2006      12.31%
WORST QUARTER     12/31/2008     -25.39%

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund and for the Acquiring Fund to those of the Russell 2000(R) Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of a fund's shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                                     SINCE
                                                               1 YEAR   5 YEARS   INCEPTION(1)
                                                               ------   -------   ------------
PNC CAPITAL OPPORTUNITIES FUND
CLASS A SHARES
Returns Before Taxes                                           -42.30%   -5.46%      -4.33%
Returns After Taxes on Distributions                           -43.35%   -6.57%      -5.00%
Returns After Taxes on Distributions and Sale of Fund Shares   -26.19%   -4.19%      -3.37%
CLASS C SHARES                                                 -40.35%   -5.03%      -4.30%
INSTITUTIONAL SHARES                                           -39.18%   -4.06%      -3.31%
Russell 2000(R) Index(2) (reflects no deduction for fees,
   expenses or taxes)                                          -33.79%   -0.93%       0.89%
ALLEGIANT SMALL CAP CORE FUND
CLASS A SHARES
Returns Before Taxes                                           -40.70%     N/A       -5.74%
Returns After Taxes on Distributions                           -40.70%               -6.12%
Returns After Taxes on Distributions and Sale of Fund Shares   -26.45%     N/A       -4.69%
CLASS C SHARES                                                 -38.35%     N/A       -5.25%
CLASS I SHARES                                                 -37.10%     N/A       -4.38%
Russell 2000(R) Index(2)
   (reflects no deduction for fees, expenses or taxes)         -33.79%   -0.93%      -2.23%

----------
(1) PNC Capital Opportunities Fund commenced operations on 7/5/00. The performance for the Russell 2000(R) Index uses an inception date of 6/30/00. The Allegiant Small Cap Core Fund commenced operations on 4/2/04. The performance for the Russell 2000(R) Index uses an inception date of 3/31/04.

(2) The Russell 2000(R) Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

FEES AND EXPENSES: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

As part of the Reorganization, shares of each class of the PNC Capital Opportunities Fund will be exchanged for shares of the Allegiant Small Cap Core Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Acquiring Fund is lower than that of the Selling Fund. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                           PNC CAPITAL     ALLEGIANT SMALL
                                                          OPPORTUNITIES     CAP CORE FUND      PRO FORMA -
                                                         FUND - CLASS A       - CLASS A      ALLEGIANT SMALL
                                                             SHARES            SHARES        CAP CORE FUND -
                                                         (SELLING FUND)   (ACQUIRING FUND)    CLASS A SHARES
                                                         --------------   ----------------   ---------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                             4.75%(1)          5.50%(1)          5.50%(1)
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                       None(2)           None(3)           None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                        None              None              None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                            None              None              None
Exchange Fee                                                 None              None              None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                     1.30%(4)          1.00%(5)          1.00%(5)
Distribution (12b-1) Fees                                    0.25%             0.05%(6)          0.05%(6)
Other Expenses:
   Shareholder Servicing Fees                                0.25%(7)          0.25%(7)          0.25%(7)
   Other                                                     0.52%             0.18%(8)          0.15%(8)
Total Annual Fund Operating Expenses                         2.32%(9)          1.48%             1.45%

                                                           PNC CAPITAL    ALLEGIANT SMALL
                                                          OPPORTUNITIES     CAP CORE FUND      PRO FORMA -
                                                         FUND - CLASS C      - CLASS C       ALLEGIANT SMALL
                                                             SHARES            SHARES        CAP CORE FUND -
                                                         (SELLING FUND)   (ACQUIRING FUND)   CLASS C SHARES
                                                         --------------   ----------------   ---------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                            None              None               None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                      1.00%(10)         1.00%(11)          1.00%(11)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                       None              None               None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                           None              None               None
Exchange Fee                                                None              None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                    1.30%(4)          1.00%(5)           1.00%(5)
Distribution (12b-1) Fees                                   0.75%             0.75%              0.75%
Other Expenses:
   Shareholder Servicing Fees                               0.25%(7)          0.25%(7)           0.25%(7)
   Other                                                    0.52%             0.18%(8)           0.15%(8)
Total Annual Fund Operating Expenses                        2.82%(9)          2.18%              2.15%

                                                           PNC CAPITAL
                                                          OPPORTUNITIES   ALLEGIANT SMALL
                                                              FUND -        CAP CORE FUND      PRO FORMA -
                                                         INSTITUTIONAL       - CLASS I       ALLEGIANT SMALL
                                                             SHARES           SHARES         CAP CORE FUND -
                                                         (SELLING FUND)   (ACQUIRING FUND)    CLASS I SHARES
                                                         --------------   ----------------   ---------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                             None               None             None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                       None               None             None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                        None               None             None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                            None               None             None
Exchange Fee                                                 None               None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                     1.30%(4)           1.00%(5)         1.00%(5)
Distribution (12b-1) Fees                                    None               None(6)          None(6)
Other Expenses:
   Shareholder Servicing Fees                                None               None             None
   Other                                                     0.52%              0.18%(8)         0.15%(8)
Total Annual Fund Operating Expenses                         1.82%(9)           1.18%            1.15%

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 1.20% on assets over $1 billion.

(5) The advisory fee is reduced to 0.95% on assets of $500 million or more, but less than $1 billion and to 0.90% on assets of $1 billion and over.

(6) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) Other Expenses for the Acquiring Fund include indirect fees and expenses related to investments in other investment companies that equal less than 0.01% but greater than 0.005%.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.78% for Class A, 2.28% for Class C and 1.28% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

                         FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                         ----                           ------   -------   -------   --------
PNC Capital Opportunities Fund                           $699     $1,165    $1,656    $3,005
Allegiant Small Cap Core Fund                            $692       $992    $1,313    $2,221
Pro Forma - Allegiant Small Cap Core Fund                $689       $983    $1,299    $2,190

                                     CLASS C

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
PNC Capital Opportunities Fund(1)                        $385      $874     $1,489    $3,147
PNC Capital Opportunities Fund(2)                        $285      $874     $1,489    $3,147
Allegiant Small Cap Core Fund(1)                         $321      $682     $1,169    $2,513
Allegiant Small Cap Core Fund(2)                         $221      $682     $1,169    $2,513
Pro Forma - Allegiant Small Cap Core Fund(1)             $318      $673     $1,154    $2,483
Pro Forma - Allegiant Small Cap Core Fund(2)             $218      $673     $1,154    $2,483

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                    ------   -------   -------   --------
PNC Capital Opportunities Fund - Institutional Shares    $185      $573      $985     $2,137
Allegiant Small Cap Core Fund - I Shares                 $120      $375      $649     $1,432
Pro Forma - Allegiant Small Cap Core Fund  - I Shares    $117      $365      $633     $1,398

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC DIVERSIFIED REAL ESTATE FUND/ALLEGIANT DIVERSIFIED REAL ESTATE FUND

Because the Acquiring Fund is a new Fund organized specifically to receive all of the assets and carry on the business of the Selling Fund, the investment objective of the Acquiring Fund is identical to that of the Selling Fund, and the investment strategies of each Fund are substantially similar. The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will provide shareholders with at least 60 days' written notice before changing their investment policy of investing at least 80% of their net assets (which includes borrowings for investment purposes) in equity securities of companies engaged primarily in the real estate business, particularly real estate investment trusts.

        PNC DIVERSIFIED REAL ESTATE FUND                ALLEGIANT DIVERSIFIED REAL ESTATE FUND
                 (SELLING FUND)                                    (ACQUIRING FUND)
------------------------------------------------   -------------------------------------------------
INVESTMENT OBJECTIVE:                              INVESTMENT OBJECTIVE:

Current income and capital growth                  Current income and capital growth

INVESTMENT STRATEGIES:                             INVESTMENT STRATEGIES:

The Fund pursues its investment objective by       The Fund invests at least 80% of its net assets
investing at least 80% of its net assets (which    (which includes borrowings for investment
includes borrowings for investment purposes) in    purposes) in equity securities (common and
equity securities (common and preferred stocks)    preferred stocks) of companies engaged primarily
of companies engaged primarily in the real         in the real estate business (companies that
estate business, (companies that derive at least   derive at least 50% of revenues or profits from,
50% of revenues or profits from, or have at        or have at least 50% of assets in, real estate
least 50% of assets in, real estate activities)    activities), particularly real estate investment
particularly real state investment trusts          trusts ("REITs"). REITs are companies that
(REITs). The average dollar-weighted market cap    invest in real estate and related areas. "Equity
of the Fund's holdings as of August 31, 2009 was   REITs" invest directly in real estate and
$__ billion. Under normal market conditions, the   typically earn money from lease payments and
Fund's principal investment strategies include:    gains on property sales. "Mortgage REITs"
                                                   typically make or own loans and other
-    Favoring investment in mid-capitalization     obligations that are secured by real estate
     stocks, (generally between $2 and $10         collateral. "Hybrid REITs" are those that
     billion) with a focus on equity and hybrid    combine both approaches.
     REITs
                                                   Under normal market conditions, the Fund's
-    Investing in companies that appear to offer   principal investment strategies include: (1)
     the potential for strong earnings growth as   favoring investment in mid-capitalization
     well as above-average dividend yields         stocks, generally between $2 and $10 billion,
                                                   with a focus on equity and hybrid REITs; (2)
-    Diversifying the Fund's holdings in           investing in companies that appear to offer the
     companies that invest in various geographic   potential for strong earnings growth as well as
     regions, both in and outside the United       above-average dividend yields; and (3)
     States, and types of real estate.             diversifying the Fund's holdings in companies
                                                   that invest in various geographic regions, both
                                                   in and outside the United States, and types of
                                                   real estate.

PERFORMANCE: PNC DIVERSIFIED REAL ESTATE FUND/ALLEGIANT DIVERSIFIED REAL ESTATE FUND

The bar chart and performance information for the Selling Fund illustrates how the Fund has performed in the past. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. All returns include the reinvestment of dividends and distributions.

The following bar chart shows changes in the performance of the Selling Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund will differ due to differences in expenses. After the Reorganization, the Acquiring Fund, as the successor to the Selling Fund, will assume and publish the investment performance record of the Selling Fund. The Acquiring Fund is newly formed and has no operational history. The Acquiring Fund will assume the performance record of the Selling Fund if the Reorganization is approved.

PNC DIVERSIFIED REAL ESTATE FUND - CLASS A SHARES(1)
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999    2000    2001   2002    2003    2004   2005    2006     2007     2008
----   -----   -----   ----   -----   -----   ----   -----   ------   ------
0.94%  26.14%  11.85%  4.14%  32.75%  30.25%  9.48%  34.79%  -17.71%  -43.14

                QUARTER ENDING
                --------------
BEST QUARTER       12/31/2004     15.47%
WORST QUARTER      12/31/2008    -40.73%

----------
(1) Prior to September 30, 2002, the quarter performance of Class A Shares reflects the performance of the Institutional Shares adjusted to reflect the expenses of Class A Shares.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of FTSE NAREIT Equity REIT Index, an unmanaged index generally representative of the U.S. REIT market.

After-tax returns are shown for only Class A Shares of the Selling Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC DIVERSIFIED REAL ESTATE FUND
CLASS A SHARES
Returns Before Taxes                                           -45.84%   -3.05%     5.36%
Returns After Taxes on Distributions                           -50.73%   -6.09%     2.70%
Returns After Taxes on Distributions and Sale of Fund Shares   -26.01%   -2.56%     4.00%
CLASS C SHARES                                                 -43.83%   -2.61%     5.34%
INSTITUTIONAL SHARES                                           -42.89%   -1.63%     6.40%
FTSE NAREIT Equity REIT Index (reflects no deduction
   for fees, expenses or taxes)(1)                             -39.74%    0.25%     7.07%

----------
(1) FTSE NAREIT Equity REIT Index is an unmanaged index generally representative of the U.S. REIT market.

FEES AND EXPENSES: PNC DIVERSIFIED REAL ESTATE FUND/ALLEGIANT DIVERSIFIED REAL ESTATE FUND

As part of the Reorganization, shares of each class of the PNC Diversified Real Estate Fund will be exchanged for shares of the Allegiant Diversified Real Estate Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund following the Reorganization will be lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee following the Reorganization of the Acquiring Fund will be lower than that of the Selling Fund. The Acquiring Fund is newly organized and has not commenced operations to date. The amounts for shares of the Acquiring Fund set forth in the following table and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the fiscal year ending May 31, 2009, assuming the Reorganization had taken place as of that date.

                                                               PNC
                                                           DIVERSIFIED        ALLEGIANT
                                                           REAL ESTATE    DIVERSIFIED REAL
                                                              FUND -        ESTATE FUND -
                                                         CLASS A SHARES    CLASS A SHARES
                                                         (SELLING FUND)      (PRO FORMA)
                                                         --------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                             4.75%(1)            5.50%(1)
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                       None(2)             None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                        None                None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                            None                None
Exchange Fee                                                 None                None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                     0.80%(4)            0.80%
Distribution (12b-1) Fees                                    0.25%               0.05%(5)
Other Expenses:
   Shareholder Servicing Fees                                0.25%(6)            0.25%(6)
   Other                                                     0.59%               0.34%
Total Annual Fund Operating Expenses                         1.89%(7)            1.44%(8)

                                                               PNC
                                                           DIVERSIFIED       ALLEGIANT
                                                           REAL ESTATE    DIVERSIFIED REAL
                                                              FUND -        ESTATE FUND -
                                                         CLASS C SHARES    CLASS C SHARES
                                                         (SELLING FUND)      (PRO FORMA)
                                                         --------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                              None             None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                        1.00%(9)         1.00%(10)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                             None             None
Exchange Fee                                                  None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                      0.80%(4)         0.80%
Distribution (12b-1) Fees                                     0.75%            0.75%
Other Expenses:
   Shareholder Servicing Fees                                 0.25%(6)         0.25%(6)
   Other                                                      0.59%            0.34%
Total Annual Fund Operating Expenses                          2.39%(7)         2.14%(8)

                                                               PNC
                                                           DIVERSIFIED
                                                           REAL ESTATE        ALLEGIANT
                                                              FUND -      DIVERSIFIED REAL
                                                          INSTITUTIONAL    ESTATE FUND -
                                                             SHARES        CLASS I SHARES
                                                         (SELLING FUND)      (PRO FORMA)
                                                         --------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                              None             None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                        None             None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                             None             None
Exchange Fee                                                  None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                      0.80%(4)         0.80%
Distribution (12b-1) Fees                                     None             None
Other Expenses:
   Shareholder Servicing Fees                                 None             None
   Other                                                      0.59%            0.34%
Total Annual Fund Operating
Expenses                                                      1.39%(7)         1.14%(8)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.60% on assets over $1 billion.

(5) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the table above.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.55% for Class A, 2.05% for Class C and 1.05% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 1.35% for Class A, 2.05% for Class C and 1.05% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund Operating Expenses" is below 1.35% for Class A, 2.05% for Class C and 1.05% for Class I Shares, subject to Board approval.

(9) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC DIVERSIFIED REAL ESTATE FUND/ALLEGIANT DIVERSIFIED REAL ESTATE FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC Diversified Real Estate Fund                                 $658     $1,041    $1,448    $2,581
Pro Forma - Allegiant Diversified Real Estate Fund               $689     $  980    $1,294    $2,179

                                     CLASS C

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC Diversified Real Estate Fund(1)                              $342      $745     $1,275    $2,726
PNC Diversified Real Estate Fund(2)                              $242      $745     $1,275    $2,726
Pro Forma - Allegiant Diversified Real Estate Fund(1)            $317      $670     $1,149    $2,472
Pro Forma - Allegiant Diversified Real Estate Fund(2)            $217      $670     $1,149    $2,472

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC Diversified Real Estate Fund - Institutional Shares          $142      $440      $761     $1,669
Pro Forma - Allegiant Diversified Real Estate Fund - I Shares    $116      $362      $628     $1,386

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval.

           PNC GOVERNMENT MONEY MARKET FUND                       ALLEGIANT GOVERNMENT MONEY MARKET FUND
                    (SELLING FUND)                                           (ACQUIRING FUND)
-------------------------------------------------------   -------------------------------------------------------
INVESTMENT OBJECTIVE:                                     INVESTMENT OBJECTIVE:

As high a level of current income as is consistent with   High current income consistent with stability of
liquidity and stability of principal by investing in a    principal while maintaining liquidity
portfolio of high quality money market instruments

INVESTMENT STRATEGIES:                                    INVESTMENT STRATEGIES:

Under normal market conditions, the Fund's principal      Under normal circumstances, the Fund invests 100% of
investment strategies include investing:                  its net assets plus any borrowings for investment
                                                          purposes in short-term obligations issued or guaranteed
-    at least 80% of its net assets (which includes       by the U.S. government, including Treasury bills,
     borrowings for investment purposes) in money         notes, bonds and certificates of indebtedness, as well
     market instruments issued or guaranteed by the       as securities issued or guaranteed by agencies,
     U.S. government, its agencies or                     authorities, instrumentalities or sponsored enterprises
     instrumentalities, and in repurchase agreements      of the U.S. government, such as the Government National
     backed by these instruments.                         Mortgage Association ("GNMA"), Federal National
                                                          Mortgage Association ("FNMA"), Federal Home Loan
-    only in portfolio securities denominated in U.S.     Mortgage Corporation ("Freddie Mac") and Federal Home
     dollars and meeting strict standards of credit       Loan Banks ("FHLBs"). The Fund will provide
     quality. Credit quality is generally established     shareholders with at least 60 days' written notice
     by credit ratings.                                   before it will adopt a policy that will permit the Fund
                                                          to invest less than 100% of its net assets plus any
Important characteristics of the Fund's investments --    borrowings for investment purposes in such securities.
the Fund will only buy money market instruments that:
                                                          In managing the Fund, the Adviser actively buys
-    receive the highest rating (or one of the two        throughout the money market yield curve, managing
     highest ratings if the security is a corporate       maturities to meet or exceed shareholder liquidity
     obligation) by two or more nationally recognized     needs while seeking the highest possible yield
     rating agencies (NRSRO), such as Standard & Poor's   consistent with the Fund's risk profile.
     and Moody's
                                                          As a money market fund, the Fund invests only in
-    receive only one of the highest NRSRO ratings if     instruments with remaining maturities of 397 days or
     only one organization has rated the security         less (or in variable or floating rate obligations with
                                                          maturities that may exceed 397 days if they meet
-    are unrated, but are determined by the adviser to    certain conditions) and maintains an average weighted
     be of comparable quality                             maturity of 90 days or less.

PRINCIPAL POLICIES:

-    Weighted average maturity must not exceed 90 days

- No investment in securities with maturities over 397 days (approximately 13 months).

PERFORMANCE: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class I Shares of the Acquiring Fund will differ due to differences in expenses. The Acquiring Fund does not currently offer Class C Shares. Accordingly, Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

PNC GOVERNMENT MONEY MARKET FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.31%  5.52%  3.30%  1.07%  0.77%  0.47%  2.29%  4.10%  4.22%  1.67%

                QUARTER ENDING
                --------------
BEST QUARTER       9/30/2000     1.44%
WORST QUARTER     12/31/2008     0.04%

ALLEGIANT GOVERNMENT MONEY MARKET FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.66%  5.94%  3.64%  1.21%  0.49%  0.68%  2.56%  4.45%  4.61%  1.95%

                QUARTER ENDING
                --------------
BEST QUARTER       12/31/2000    1.53%
WORST QUARTER       6/30/2004    0.09%

The following table compares the average annual total returns for the periods ended December 31, 2008 for the Selling Fund and the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                         1 YEAR   5 YEARS   10 YEARS
                                         ------   -------   --------
PNC GOVERNMENT MONEY MARKET FUND
CLASS A SHARES                            1.67%    2.54%      2.76%
CLASS C SHARES                            1.92%    2.64%      2.62%
INSTITUTIONAL SHARES                      2.18%    3.05%      3.21%
ALLEGIANT GOVERNMENT MONEY MARKET FUND
CLASS A SHARES                            1.95%    2.84%      3.00%
CLASS I SHARES                            2.20%    3.10%      3.24%

FEES AND EXPENSES: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

As part of the Reorganization, shares of each class of the PNC Government Money Market Fund will be exchanged for shares of the Allegiant Government Money Market Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class A and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund. As indicated in the Average Annual Total Returns section above, the Acquiring Fund does not currently offer Class C Shares. Accordingly, Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

                                                                                            ALLEGIANT
                                                                                            GOVERNMENT      PRO FORMA
                                                                                           MONEY MARKET    - ALLEGIANT
                                                                        PNC GOVERNMENT     FUND - CLASS     GOVERNMENT
                                                                       MONEY MARKET FUND    A SHARES       MONEY MARKET
                                                                        - CLASS A SHARES   (ACQUIRING     FUND - CLASS A
                                                                        (SELLING FUND)        FUND)           SHARES
                                                                       -----------------   ------------   --------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                           None           None            None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                                      None           None            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                         None           None            None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None           None            None
   Exchange Fee                                                              None           None            None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                     0.25%(1)       0.25%(2)        0.25%(2)
Distribution (12b-1) Fees                                                    0.00%(3)       0.00%(4)        0.00%(4)
Other Expenses:
   Shareholder Servicing Fees                                                0.25%(5)       0.25%(5)        0.25%(5)
   Acquired Fund Fees & Expenses                                             0.02%(6)       0.00%           0.00%
   Other                                                                     0.22%          0.12%           0.12%
Total Annual Fund Operating Expenses                                         0.74%(7)       0.62%(2, 5)     0.62%(2, 5)

                                                                                            ALLEGIANT
                                                                                            GOVERNMENT      PRO FORMA
                                                                                           MONEY MARKET     - ALLEGIANT
                                                                        PNC GOVERNMENT     FUND - CLASS     GOVERNMENT
                                                                       MONEY MARKET FUND    A SHARES       MONEY MARKET
                                                                        - CLASS C SHARES   (ACQUIRING     FUND - CLASS A
                                                                        (SELLING FUND)        FUND)           SHARES
                                                                       -----------------   ------------   --------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                           None           None            None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                              1.00%(8)       None            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
   Other Distributions (as a percentage of offering price)                   None           None            None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None           None            None
Exchange Fee                                                                 None           None            None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                     0.25%(1)       0.25%(2)        0.25%(2)
Distribution (12b-1) Fees                                                    0.00%(3)       0.00%(4)        0.00%(4)
Other Expenses
   Shareholder Servicing Fees                                                0.25%(5)       0.25%(5)        0.25%(5)
   Acquired Fund Fees & Expenses                                             0.02%(6)       0.00%           0.00%
   Other                                                                     0.22%          0.12%           0.12%
Total Annual Fund Operating Expenses                                         0.74%(7)       0.62%(2, 5)     0.62%(2, 5)

                                                                                            ALLEGIANT
                                                                                            GOVERNMENT      PRO FORMA
                                                                        PNC GOVERNMENT     MONEY MARKET    - ALLEGIANT
                                                                       MONEY MARKET FUND   FUND - CLASS     GOVERNMENT
                                                                        - INSTITUTIONAL      I SHARES      MONEY MARKET
                                                                             SHARES         (ACQUIRING    FUND - CLASS I
                                                                        (SELLING FUND)         FUND)          SHARES
                                                                       -----------------   ------------   --------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                           None           None            None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                              None           None            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
   Other Distributions (as a percentage of offering price)                   None           None            None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None           None            None
Exchange Fee                                                                 None           None            None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                     0.25%(1)       0.25%(2)        0.25%(2)
Distribution (12b-1) Fees                                                    None           None(4)         None(4)
Other Expenses
   Shareholder Servicing Fees                                                None           None            None
   Acquired Fund Fees & Expenses                                             0.02%(6)       0.00%           0.00%
   Other                                                                     0.22%          0.12%           0.12%
Total Annual Fund Operating                                                  0.49%(7)       0.37%(2)        0.37%(2)
Expenses

----------
(1)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(2) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(3) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(4) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(5) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. With respect to the Acquiring Fund, the investment adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees payable to other financial institutions so that the Acquiring Fund shall bear expenses related to Shareholder Servicing Fees of 0.00%. As a result, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.37% for Class A Shares.

(6) "Acquired Fund" means any investment company in which a Fund invests or has invested during the period. A Fund's "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended May 31, 2009. The "Total Annual Fund Operating Expenses" will not correlate to each Fund's ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 0.67% for Class A, 0.67% for Class C and 0.42% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
PNC Government Money Market Fund                       $76      $237      $411      $918
Allegiant Government Money Market Fund                 $63      $199      $346      $774
Pro Forma - Allegiant Government Money Market Fund     $63      $199      $346      $774

                                CLASS C/ CLASS A

FUND                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                              ------   -------   -------   --------
PNC Government Money Market Fund - Class C(1)                      $176      $237      $411      $918
PNC Government Money Market Fund - Class C(2)                       $76      $237      $411      $918
Allegiant Government Money Market Fund - Class A(1)                 $63      $199      $346      $774
Allegiant Government Money Market Fund - Class A(2)                 $63      $199      $346      $774
Pro Forma - Allegiant Government Money Market Fund - Class A(1)     $63      $199      $346      $774
Pro Forma - Allegiant Government Money Market Fund - Class A(2)     $63      $199      $346      $774

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC Government Money Market Fund - Institutional Shares           $50      $157      $274      $616
Allegiant Government Money Market Fund - I Shares                 $38      $119      $208      $468
Pro Forma - Allegiant Government Money Market Fund - I Shares     $38      $119      $208      $468

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

The investment objective of the Selling Fund cannot be changed without providing shareholders with at least 30 days' notice. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by a vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in international equity securities unless they give shareholders at least 60 days' notice.

                PNC INTERNATIONAL EQUITY FUND                                      ALLEGIANT INTERNATIONAL EQUITY FUND
                      (SELLING FUND)                                                         (ACQUIRING FUND)
-----------------------------------------------------------------  ----------------------------------------------------------------
INVESTMENT OBJECTIVE:                                              INVESTMENT OBJECTIVE:
Long-term capital growth                                           Long-term capital appreciation

INVESTMENT STRATEGIES:                                             INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing             The Fund invests in equity securities that are tied economically
primarily in equity securities (common and preferred stocks,       to a number of countries throughout the world. The Fund will rights and warrants) of foreign companies located anywhere in the  limit investments in securities of issuers in countries with
world of any market capitalization. Under normal market            developing markets (non-MSCI EAFE, as defined below) or economies
conditions, the Fund's principal investment strategies include:    to no more than 25% of the Fund's total assets. More than 25% of the Fund's assets may be invested in the equity securities of
-    Investing at least 80% of its net assets (which includes      issuers located in the same country.
     borrowings for investment purposes) in equities of foreign
     companies                                                     Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in
-    A multi-manager approach in which the adviser monitors the    foreign equity securities. The Fund will provide shareholders
     performance of the sub-advisers (Morgan Stanley Investment    with at least 60 days' written notice before changing this 80%
     Management, LLC ("Morgan Stanley")) and GE Asset Management   policy. The Fund may invest in all capitalization size common
     Incorporated ("GEAM")) as well as the relative outlook for    stocks.
     the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser
                                                                   The Adviser has delegated to both Polaris Capital Management, LLC
-    Morgan Stanley looks for industries and companies whose       ("Polaris") and GE Asset Management Incorporated ("GEAM") the
     products and services are in relative high demand             responsibility for providing portfolio management services to a portion of the Fund's assets. The Adviser has allocated the
-    GEAM looks for companies that it believes are not fairly      Fund's assets among a growth strategy ("International Growth
     valued and whose price-to-cash earnings ratios are low        Component") and a value strategy ("International Value
     relative to calculated long-term growth rates.                Component"). The Adviser manages the International Growth
                                                                   Component. Polaris and GEAM furnish investment advisory services
-    [The Adviser also manages a portion of the Fund's assets      to the International Value Component.
     with a growth strategy]

PRINCIPAL POLICIES:
                                                                   The Adviser monitors the performance of the sub-advisers and, at
-    No more than 25% of net assets in securities of issuers from  any point, the Adviser could change the allocation of the Fund's
     emerging markets                                              assets between itself and its sub-advisers on a basis determined by the Adviser to be in the best interest of shareholders. This
-    No more than 10% of its net assets in high yield "junk"       means that the portion of the assets managed by the Adviser
     bonds (generally rated below the BBB category)                could be significantly larger than that managed by any
                                                                   sub-adviser or vice versa and that the difference between such
-    No limit to how much the Fund may invest in any given         proportions could change from time to time. The Fund also
     foreign country, but under normal circumstances it invests    utilizes an active trading approach.
     in at least three countries (and typically many more than
     that).

                PNC INTERNATIONAL EQUITY FUND                                      ALLEGIANT INTERNATIONAL EQUITY FUND
                      (SELLING FUND)                                                         (ACQUIRING FUND)
-----------------------------------------------------------------  ----------------------------------------------------------------
                                                                   The Adviser furnishes investment advisory services to the
                                                                   International Growth Component and makes judgments about the attractiveness of countries based upon a collection of criteria.
                                                                   The relative growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The Adviser focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia,
                                                                   Far East ("MSCI EAFE") Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions. The percentage of the International Growth Component in each country is
                                                                   determined by its relative attractiveness and weight in the MSCI
                                                                   EAFE Index.

                                                                   The Adviser focuses on companies in developed markets with long-term growth potential that are consistent with reasonable investment risk. The Adviser's disciplined, risk managed process combines top down country allocation with investments in high quality, growth-oriented stocks available at attractive relative valuations. The Adviser's proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. Risk is controlled by ensuring diversification across sectors and using both fundamental and statistical models to monitor
                                                                   volatility.

                                                                   GEAM looks for quality companies, whose stock prices appear low relative to their long-term intrinsic value, using a disciplined, bottom-up approach to examine a universe of approximately 1200 stocks. Polaris looks for companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates.

                                                                   The Fund's investments in equity securities may include common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks, and exchange traded funds, closed-end funds or stock index futures whose underlying value is derived from common stocks in foreign markets.

                PNC INTERNATIONAL EQUITY FUND                                      ALLEGIANT INTERNATIONAL EQUITY FUND
                      (SELLING FUND)                                                         (ACQUIRING FUND)
-----------------------------------------------------------------  ----------------------------------------------------------------
                                                                   The Fund may use exchange traded funds, closed-end funds and derivative instruments, combined with investments in money market securities and forward currency agreements, to gain broad
                                                                   exposure to markets and/or a particular index in a more efficient manner. The extent of the Fund's exposure to these instruments is subject to the regulation and guidance of the Securities and
                                                                   Exchange Commission ("SEC") and the instrument's liquidity. The
                                                                   Adviser may use these instruments because they lower costs such as commission, custody and foreign withholding or stamp taxes.
                                                                   These instruments are not used for the purpose of introducing leverage in the Fund. The Fund may use derivatives as a
                                                                   substitute for taking a position in an underlying asset, to increase returns, to manage risk or as part of a hedging
                                                                   strategy.

PERFORMANCE: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC INTERNATIONAL EQUITY FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000     2001     2002    2003    2004    2005   2006    2007    2008
------  -------  -------  ------  ------  ------  -----  ------  ------  ------
37.32%  -19.06%  -11.79%  -4.61%  31.47%  18.20%  7.86%  23.06%  10.92%  -38.13%

                QUARTER ENDING
                ---------------
BEST QUARTER        12/31/99       24.10%
WORST QUARTER      9/30/2008      -18.12%

ALLEGIANT INTERNATIONAL EQUITY FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000      2001    2002     2003    2004    2005    2006    2007    2008
------  -------  -------  -------  ------  ------  ------  ------  ------  -----
49.71%  -17.09%  -25.52%  -19.20%  32.45%  16.53%  11.00%  28.65%  12.55%  -47.04%

                QUARTER ENDING
                --------------
BEST QUARTER       12/31/99       36.05%
WORST QUARTER      12/31/08      -23.52%

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the MSCI All Country World Free ex-U.S. Index and for the Acquiring Fund to those of the MSCI EAFE Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS:
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                          1 YEAR   5 YEARS   10 YEARS
                                                                         -------   -------   --------
PNC INTERNATIONAL EQUITY FUND
CLASS A SHARES
Returns Before Taxes                                                     -41.08%     0.50%     2.35%
Returns After Taxes on Distributions                                     -42.48%    -0.61%     1.01%
Returns After Taxes on Distributions and Sale of Fund Shares             -24.01%     0.88%     1.89%
CLASS C SHARES                                                           -38.89%     1.02%     2.34%
INSTITUTIONAL SHARES                                                     -37.80%     2.01%     3.36%
MSCI All Country World Free ex-U.S. Index (reflects no deduction for
   fees, expenses or taxes)(1)                                           -45.25%     2.99%     2.27%
ALLEGIANT INTERNATIONAL EQUITY FUND
CLASS A SHARES
Returns Before Taxes                                                     -49.95%    -1.26%    -0.74%
Returns After Taxes on Distributions                                     -49.91%    -1.33%    -1.00%
Returns After Taxes on Distributions and Sale of Fund Shares             -32.12%    -0.93%    -0.63%
CLASS C SHARES                                                           -47.97%    -0.87%    -0.83%
CLASS I SHARES                                                           -46.97%     0.05%     0.08%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)(2)   -43.38%     1.66%     0.80%

----------
(1) The MSCI All Country World Free ex-U.S. Index is an unmanaged index of foreign securities that reflects a strategic emerging market allocation.

(2) The MSCI EAFE Index is an unmanaged index comprising 21 MSCI country indices representing developed markets outside of North America.

FEES AND EXPENSES: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

As part of the Reorganization, shares of each class of the PNC International Equity Fund will be exchanged for shares of the Allegiant International Equity Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is higher than that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                         PNC INTERNATIONAL   ALLEGIANT INTERNATIONAL   PRO FORMA - ALLEGIANT
                                                           EQUITY FUND -          EQUITY FUND -            INTERNATIONAL
                                                           CLASS A SHARES         CLASS A SHARES           EQUITY FUND -
                                                           (SELLING FUND)        (ACQUIRING FUND)          CLASS A SHARES
                                                         -----------------   -----------------------   ---------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               4.75%(1)                5.50%(1)               5.50%(1)
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                          None(2)                 None(3)                None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                           None                    None                   None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                  None                    None                   None
Exchange Fee                                                    None                    None                   None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       1.22%(4)                1.00%(5,6)             1.00%(5,6)
Distribution (12b-1) Fees                                      0.25%                   0.05%(7)               0.05%(7)
Other Expenses:
   Shareholder Servicing Fees                                  0.25%(8)                0.25%(8)               0.25%(8)
   Acquired Funds Fees & Expenses                              0.00%                   0.01%(9)               0.01%(9)
   Other                                                       0.50%                   0.23%                  0.17%
Total Annual Fund Operating Expenses                           2.22%(10)               1.54%(6)               1.48%(6)

                                                         PNC INTERNATIONAL   ALLEGIANT INTERNATIONAL   PRO FORMA - ALLEGIANT
                                                           EQUITY FUND -          EQUITY FUND -            INTERNATIONAL
                                                           CLASS C SHARES         CLASS C SHARES           EQUITY FUND -
                                                           (SELLING FUND)        (ACQUIRING FUND)          CLASS C SHARES
                                                         -----------------   -----------------------   ---------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                          None                    None                   None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                         1.00%(11)               1.00%(12)             1.00%(12)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                           None                    None                   None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                               None                    None                   None
Exchange Fee                                                    None                    None                   None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       1.22%(4)                1.00%(5,6)             1.00%(5,6)
Distribution (12b-1) Fees                                      0.75%                   0.75%                  0.75%
Other Expenses:
   Shareholder Servicing Fees                                  0.25%(8)                0.25%(8)               0.25%(8)
   Acquired Fund Fees & Expenses                               0.00%                   0.01%(9)               0.01%(9)
   Other                                                       0.50%                   0.23%                  0.17%
Total Annual Fund Operating Expenses                           2.72%(10)               2.24%(6)               2.18%(6)

                                                         PNC INTERNATIONAL
                                                           EQUITY FUND -     ALLEGIANT INTERNATIONAL   PRO FORMA - ALLEGIANT
                                                           INSTITUTIONAL          EQUITY FUND -            INTERNATIONAL
                                                               SHARES             CLASS I SHARES           EQUITY FUND -
                                                           (SELLING FUND)        (ACQUIRING FUND)          CLASS I SHARES
                                                         -----------------   -----------------------   ---------------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                          None                    None                   None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                          None                    None                   None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                           None                    None                   None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                               None                    None                   None
Exchange Fee                                                    None                    None                   None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       1.22%(4)                1.00%(5,6)             1.00%(5,6)
Distribution (12b-1) Fees                                       None                    None(7)                None(7)
Other Expenses
   Shareholder Servicing Fees                                   None                    None                   None
   Acquired Fund Fees & Expenses                               0.00%                   0.01%(9)               0.01%(9)
   Other                                                       0.50%                   0.23%                  0.17%
Total Annual Fund Operating Expenses                           1.72%(10)               1.24%(6)               1.18%(6)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.90% on assets over $1 billion.

(5) From its advisory fee, the investment adviser pays sub-advisory fees to Polaris Capital Management, LLC ("Polaris") and GE Asset Management Inc. ("GEAM")as follows: 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million with respect to Polaris and 0.55% on average net assets of its managed portion up to $50 million, 0.50% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million with respect to GEAM.

(6) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(7) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(8) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(9) "Acquired Fund" means any investment company in which a Fund invests or has invested during the period. A Fund's "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended May 31, 2009. The "Total Annual Fund Operating Expenses" will not correlate to each Fund's ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.

(10) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.78% for Class A, 2.28% for Class C and 1.28% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(12) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                    CLASS A

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC International Equity Fund                                    $689     $1,136    $1,608    $2,908
Allegiant International Equity Fund                              $698     $1,010    $1,343    $2,284
Pro Forma - Allegiant International Equity Fund                  $692       $992    $1,313    $2,221

                                    CLASS C

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC International Equity Fund(1)                                 $375      $844     $1,440    $3,051
PNC International Equity Fund(2)                                 $275      $844     $1,440    $3,051
Allegiant International Equity Fund(1)                           $327      $700     $1,200    $2,575
Allegiant International Equity Fund(2)                           $227      $700     $1,200    $2,575
Pro Forma - Allegiant International Equity Fund(1)               $321      $682     $1,169    $2,513
Pro Forma - Allegiant International Equity Fund(2)               $221      $682     $1,169    $ 2,53

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                                        INSTITUTIONAL/CLASS I

FUND                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                            ------   -------   -------   --------
PNC International Equity Fund - Institutional Shares             $175      $542      $933     $2,030
Allegiant International Equity Fund - I Shares                   $126      $393      $681     $1,500
Pro Forma - Allegiant International Equity Fund - I Shares       $120      $375      $649     $1,432

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

The investment objective of the Selling Fund is fundamental which means it may not be changed without approval of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by a vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in investment grade fixed income securities/bonds unless they give shareholders at least 60 days' notice.

                PNC LIMITED MATURITY BOND FUND                                   ALLEGIANT LIMITED MATURITY BOND FUND
                        (SELLING FUND)                                                     (ACQUIRING FUND)
---------------------------------------------------------------   ------------------------------------------------------------------
INVESTMENT OBJECTIVE:                                             INVESTMENT OBJECTIVE:

As high a level of current income as is consistent with           Current income as well as preservation of capital
protection of capital

INVESTMENT STRATEGIES:                                            INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing at least   The Fund invests in a diversified portfolio of investment grade
80% of its net assets (which includes borrowings for investment   fixed income securities. The dollar-weighted average maturity of
purposes) in a broad range of bonds and other debt securities.    the Fund's portfolio is expected to range from one to five years.
Under normal market conditions, the Fund's principal investment   Under normal circumstances, the Fund invests at least 80% of the
strategies include:                                               value of its net assets plus any borrowings for investment purposes in investment grade fixed income securities.
     -    Purchasing investment grade debt obligations in the
          top four highest rankings of credit quality;            The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government
     -    Relying on interest rate forecasts, which are created   issuers, mortgage-backed and asset-backed securities. Corporate
          using both fundamental analysis and proprietary         obligations may include bonds, notes and debentures. U.S.
          quantitative models, to adjust portfolio duration       government securities may include securities issued or guaranteed
          relative to the Fund's benchmark;                       by agencies, authorities, instrumentalities or sponsored
                                                                  enterprises of the U.S. government, such as GNMA, FNMA, Freddie
     -    Maintaining dollar weighted average maturity of 1-5     Mac and FHLBs, as well as obligations issued or guaranteed by the
          years;                                                  U.S. government, including U.S. Treasury bills, notes and bonds.
                                                                  Investment grade fixed income securities are those rated in one of
     -    The adviser may trade the Fund's securities actively.   the four highest rating categories by at least one NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
PRINCIPAL POLICIES:
                                                                  If a security is downgraded, the Adviser will reevaluate the
     -    Maintain a dollar weighted average maturity of one to   holding to determine what action, including the sale of such
          five years.                                             security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth
                                                                  prospects or to take advantage of a better investment opportunity.

PERFORMANCE: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC LIMITED MATURITY BOND FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
1.42%  8.30%  4.69%  5.32%  1.97%  1.35%  0.76%  3.62%  5.51%  3.96%

                QUARTER ENDING
                --------------
BEST QUARTER       12/31/00       3.04%
WORST QUARTER      06/30/04      -1.52%

ALLEGIANT LIMITED MATURITY BOND FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   ----   ----   ----   ----   ----   ----   ----   ----   ----
 3.15%  4.40%  9.03%  5.09%  2.07%  0.84%  1.54%  4.06%  5.66%  3.34%

                QUARTER ENDING
                --------------
BEST QUARTER        3/31/01       3.59%
WORST QUARTER       6/30/04      -1.20%

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Merrill Lynch 1-5 Year Corporate/Government Index and for the Acquiring Fund to those of the Merrill Lynch 1-3 Year U.S.
Corporate/Government Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                           1 YEAR   5 YEARS   10 YEARS
                                                                           ------   -------   --------
PNC LIMITED MATURITY BOND FUND
CLASS A SHARES
Returns Before Taxes                                                       -0.49%    2.14%      3.21%
Returns After Taxes on Distributions                                       -1.80%    0.98%      1.69%
Returns After Taxes on Distributions and Sale of Fund Shares               -0.34%    1.14%      1.80%
CLASS C SHARES                                                              2.54%    2.53%      3.15%
INSTITUTIONAL SHARES                                                        4.58%    3.56%      4.19%
Merrill Lynch 1-5 Year Corporate/Government Index (reflects no deduction
   for fees, expenses or taxes)(1)                                          4.65%    3.85%      5.03%

ALLEGIANT LIMITED MATURITY BOND FUND
CLASS A SHARES
Returns Before Taxes                                                        1.31%    2.65%      3.68%
Returns After Taxes on Distributions                                        0.01%    1.45%      2.15%
Returns After Taxes on Distributions and Sale of Fund Shares                0.84%    1.55%      2.19%
CLASS C SHARES(2)                                                           1.60%    2.34%      3.13%
CLASS I SHARES                                                              3.60%    3.33%      4.12%
Merrill Lynch 1-3 Year U.S. Corporate/Government Index* (reflects no
   deduction for fees, expenses or taxes)(3)                                4.69%    3.73%      4.73%

----------
(1) The Merrill Lynch 1-5 Year Corporate/Government Index is an unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years.

(2) Class C Shares of the Allegiant Limited Maturity Bond Fund commenced operations on 1/27/2000. The performance for the Merrill Lynch 1-3 Year U.S. Corporate/Government Index uses an inception date of 1/31/2000.

(3) The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market capitalization weighted, unmanaged index including U.S. Treasury and agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FEES AND EXPENSES: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

As part of the Reorganization, shares of each class of the PNC Limited Maturity Bond Fund will be exchanged for shares of the Allegiant Limited Maturity Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                                      ALLEGIANT
                                                                                       LIMITED
                                                                   PNC LIMITED      MATURITY BOND      PRO FORMA -
                                                                   MATURITY BOND   FUND - CLASS A   ALLEGIANT LIMITED
                                                                   FUND - CLASS        SHARES         MATURITY BOND
                                                                     A SHARES        (ACQUIRING       FUND - CLASS A
                                                                  (SELLING FUND)        FUND)             SHARES
                                                                  --------------   --------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                                4.25%(1)        2.00%(1)           2.00%(1)
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                               None(2)         None(3)            None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions
   (as a percentage of offering price)                                None            None               None
Redemption Fee
   (as a percentage of amount redeemed, if applicable)                None            None               None
Exchange Fee                                                          None            None               None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                              0.35%(4)        0.35%(5)           0.35%(5)
Distribution (12b-1) Fees                                             0.25%           0.03%(6)           0.03%(6)
Other Expenses:
   Shareholder Servicing Fees                                         0.25%(7)        0.25%(7)           0.25%(7)
   Other                                                              0.39%           0.17%              0.14%
Total Annual Fund Operating Expenses                                  1.24%(8)        0.80%(5)           0.77%(5)

                                                                                      ALLEGIANT
                                                                                       LIMITED
                                                                    PNC LIMITED     MATURITY BOND      PRO FORMA -
                                                                   MATURITY BOND   FUND - CLASS C   ALLEGIANT LIMITED
                                                                   FUND - CLASS        SHARES         MATURITY BOND
                                                                     C SHARES        (ACQUIRING       FUND - CLASS C
                                                                  (SELLING FUND)        FUND)             SHARES
                                                                  --------------   --------------   -----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                     None             None              None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                      1.00%(9)         1.00%(10)         1.00%(10)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
   Other Distributions (as a percentage of offering price)           None             None              None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                                    None             None              None
Exchange Fee                                                         None             None              None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
   Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                             0.35%(4)         0.35%(5)          0.35%(5)
Distribution (12b-1) Fees                                            0.75%            0.75%             0.75%
Other Expenses:
   Shareholder Servicing Fees                                        0.25%(7)         0.25%(7)          0.25%(7)
   Other                                                             0.39%            0.17%             0.14%
Total Annual Fund Operating Expenses                                 1.74%(8)         1.52%(5)          1.49%(5)

                                                                                      ALLEGIANT
                                                                    PNC LIMITED        LIMITED
                                                                   MATURITY BOND    MATURITY BOND      PRO FORMA -
                                                                      FUND -       FUND - CLASS I   ALLEGIANT LIMITED
                                                                   INSTITUTIONAL       SHARES         MATURITY BOND
                                                                      SHARES         (ACQUIRING       FUND - CLASS I
                                                                  (SELLING FUND)        FUND)             SHARES
                                                                  --------------   --------------   -----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                     None             None               None
Maximum Deferred Sales Charge (Load) (as a percentage of net
   asset value)                                                      None             None               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
   Other Distributions (as a percentage of offering price)           None             None               None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                       None             None               None
Exchange Fee                                                         None             None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
   Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                             0.35%(4)         0.35%(5)           0.35%(5)
Distribution (12b-1) Fees                                            None             None(6)            None(6)
Other Expenses:
   Shareholder Servicing Fees                                        None             None               None
   Other                                                             0.39%            0.17%              0.14%
Total Annual Fund Operating Expenses                                 0.74%(8)         0.52%(5)           0.49%(5)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.25% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(5) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(6) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.04% for Class A, 1.54% for Class C and 0.54% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(9) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
PNC Limited Maturity Bond Fund                                  $546     $802     $1,077    $1,861
Allegiant Limited Maturity Bond Fund                            $280     $450       $635    $1,170
Pro Forma - Allegiant Limited Maturity Bond Fund                $277     $441       $619    $1,135

                                     CLASS C

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
PNC Limited Maturity Bond Fund(1)                               $277     $548      $944     $2,052
PNC Limited Maturity Bond Fund(2)                               $177     $548      $944     $2,052
Allegiant Limited Maturity Bond Fund(1)                         $255     $480      $829     $1,813
Allegiant Limited Maturity Bond Fund(2)                         $155     $480      $829     $1,813
Pro Forma - Allegiant Limited Maturity Bond Fund(1)             $252     $471      $813     $1,779
Pro Forma - Allegiant Limited Maturity Bond Fund(2)             $152     $471      $813     $1,779

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                          ------   -------   -------   --------
PNC Limited Maturity Bond Fund - Institutional Shares           $76      $237      $411      $918
Allegiant Limited Maturity Bond Fund - I Shares                 $53      $167      $291      $653
Pro Forma - Allegiant Limited Maturity Bond Fund - I Shares     $50      $157      $274      $616

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

Because the Acquiring Fund is a new Fund organized specifically to receive all of the assets and carry on the business of the Selling Fund, the investment objective of the Acquiring Fund is identical to that of the Selling Fund, and the investment strategies of each Fund are substantially similar. The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. The Selling Fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in Maryland tax-exempt bonds without obtaining shareholder approval. The Acquiring Fund may change its 80% investment policy by vote of the Board of Trustees and without shareholder approval.

        PNC MARYLAND TAX-EXEMPT BOND FUND                  ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
                  (SELLING FUND)                                      (ACQUIRING FUND)
--------------------------------------------------   --------------------------------------------------
INVESTMENT OBJECTIVE:                                INVESTMENT OBJECTIVE:

High level of interest income that is exempt from    High level of interest income that is exempt from
federal and Maryland state and local income taxes    federal and Maryland state and local income taxes

INVESTMENT STRATEGIES:                               INVESTMENT STRATEGIES:

The Fund pursues its investment objective by         The Fund normally invests at least 80% of its net
investing at least 80% of its net assets (which      assets (which includes borrowings for investment
includes borrowings for investment purposes) in      purposes) in investment-grade municipal bonds and
investment-grade municipal bonds and other           other municipal obligations issued by the State of
municipal obligations issued by the State of         Maryland, its counties, municipalities and other
Maryland, its counties, municipalities and other     taxing districts, and other issuers located
taxing districts, and other issuers located          outside of Maryland that are exempt from both
outside of Maryland that are exempt from both        federal income taxes, federal alternative minimum
federal income taxes, federal alternative minimum    tax and Maryland state and local income taxes.
tax and Maryland state and local income taxes.
Under normal market conditions, the Fund's           Some Fund dividends may be taxable, such as
principal investment strategies include:             dividends that are derived from occasional taxable
                                                     investments and distributions of short and
-    The Fund will generally purchase investment     long-term capital gains. Also, Fund dividends will
     grade debt municipal obligations in the top     generally be subject to state and local income
     four rating categories of credit quality and    taxes for any shareholders who are not Maryland
     may invest up to 10% of its assets in           residents.
     below-investment grade securities, also known
     as high yield "junk" bonds.                     In selecting securities for the Fund to buy and
                                                     sell, the Adviser monitors economic trends,
-    The Fund may invest up to 20% of its total      including possible changes in interest rates, and
     assets in interest rate swaps                   evaluates many factors that may influence supply
                                                     and demand among municipal securities of various
-    Monitoring economic trends, including           structures, maturities and issuers. The Fund will
     possible changes in interest rates, and         invest in securities of varying maturity. The Fund
     evaluates many factors that may influence       will generally purchase investment grade debt
     supply and demand among municipal securities    municipal obligations in the top four rating
     of various structures, maturities and issuers   categories of credit quality but may invest up to
                                                     10% of its assets in below-investment grade
-    Investing in securities of any maturity.        securities, also known as high yield "junk" bonds
                                                     (generally rated below the BBB category). The Fund
                                                     may also invest up to 20% of its total assets in
                                                     interest rate swaps.

PERFORMANCE: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

The bar chart and performance information for the Selling Fund illustrates how the Fund has performed in the past. The Selling Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The following bar chart shows changes in the performance of the Selling Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund will differ due to differences in expenses. After the Reorganization, the Acquiring Fund, as the successor to the Selling Fund, will assume and publish the investment performance record of the Selling Fund. The Acquiring Fund is newly formed and has no operational history. The Acquiring Fund will assume the performance record of the Selling Fund if the Reorganization is approved.

PNC MARYLAND TAX-EXEMPT BOND FUND - CLASS A SHARES(1)
(SELLING FUND)

CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   -----   ----   ----   ----   ----   ----   ----   ----   ----
-2.61%  10.11%  3.62%  6.83%  2.88%  1.86%  0.78%  3.12%  2.79%  1.72%

                QUARTER ENDING
                --------------
Best Quarter      12/31/2000      4.55%
Worst Quarter      6/30/1999     -1.87%

----------
(1) Prior to September 30, 2002, the quarter performance of Class A Shares reflects the performance of the Institutional Shares adjusted to reflect the expenses of Class A Shares.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of Barclays Capital Quality Intermediate Index.

After-tax returns are shown for only Class A Shares of the Selling Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC MARYLAND TAX-EXEMPT BOND FUND
CLASS A SHARES
Returns Before Taxes                                           -2.60%    1.17%      2.61%
Returns After Taxes on Distributions                           -2.60%    1.17%      2.61%
Returns After Taxes on Distributions and Sale of Fund Shares   -0.71%    1.42%      2.71%
CLASS C SHARES                                                 -0.08%    1.46%      2.51%
INSTITUTIONAL SHARES                                            2.23%    2.56%      3.57%
Barclays Capital Quality Intermediate Index (reflects no        5.77%    3.82%      4.71%
   deduction for fees, expenses or taxes)(1)

----------
(1) The Barclays Capital Quality Intermediate Index is an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA.

FEES AND EXPENSES: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

As part of the Reorganization, shares of each class of the PNC Maryland Tax-Exempt Bond Fund will be exchanged for shares of the Allegiant Maryland Tax Exempt Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund following the Reorganization will be lower than or equal to those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee following the Reorganization of the Acquiring Fund will be lower than that of the Selling Fund for assets under $1 billion. The Acquiring Fund is newly organized and has not commenced operations to date. The amounts for shares of the Acquiring Fund set forth in the following table and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the fiscal year ending May 31, 2009, assuming the Reorganization had taken place as of that date.

                                                                            ALLEGIANT
                                                          PNC MARYLAND    MARYLAND TAX
                                                           TAX-EXEMPT      EXEMPT BOND
                                                           BOND FUND -    FUND - CLASS
                                                         CLASS A SHARES     A SHARES
                                                         (SELLING FUND)    (PRO FORMA)
                                                         --------------   ------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                      4.25%(1)        3.00%(1)
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                     None(2)         None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions
   (as a percentage of offering price)                      None            None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                           None            None
Exchange Fee                                                None            None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                    0.50%(4)        0.40%
Distribution (12b-1) Fees                                   0.25%           0.03%(5)
Other Expenses:
   Shareholder Servicing Fees                               0.25%(6)        0.25%(6)
   Other                                                    0.43%           0.20%
Total Annual Fund Operating Expenses                        1.43%(7)        0.88%(8)

                                                                            ALLEGIANT
                                                          PNC MARYLAND    MARYLAND TAX
                                                           TAX-EXEMPT      EXEMPT BOND
                                                           BOND FUND -    FUND - CLASS
                                                         CLASS C SHARES     C SHARES
                                                         (SELLING FUND)    (PRO FORMA)
                                                         --------------   ------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                      None            None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                     1.00%(9)        1.00%(10)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions
   (as a percentage of offering price)                      None            None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                           None            None
Exchange Fee                                                None            None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                    0.50%(4)        0.40%
Distribution (12b-1) Fees                                   0.75%           0.75%
Other Expenses
   Shareholder Servicing Fees                               0.25%(6)        0.25%(6)
   Other                                                    0.43%           0.20%
Total Annual Fund Operating Expenses                        1.93%(7)        1.60%(8)

                                                          PNC MARYLAND      ALLEGIANT
                                                           TAX-EXEMPT     MARYLAND TAX
                                                           BOND FUND -     EXEMPT BOND
                                                          INSTITUTIONAL   FUND - CLASS
                                                             SHARES         I SHARES
                                                         (SELLING FUND)    (PRO FORMA)
                                                         --------------   ------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                      None            None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                     None            None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions
   (as a percentage of offering price)                      None            None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                           None            None
Exchange Fee                                                None            None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets,
   as a percentage of average net assets)
Investment Advisory Fees                                    0.50%(4)        0.40%
Distribution (12b-1) Fees                                   None            None
Other Expenses
   Shareholder Servicing Fees                               None            None
   Other                                                    0.43%           0.20%
Total Annual Fund Operating Expenses                        0.93%(7)        0.60%(8)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.25% on assets over $1 billion.

(5) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund Operating Expenses" is below 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares, subject to Board approval.

(9) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund                         $564      $858     $1,173    $2,065
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund       $387      $572     $  773    $1,352

                                     CLASS C

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund(1)                      $296      $606     $1,042    $2,254
PNC Maryland Tax-Exempt Bond Fund (2)                     $196      $606     $1,042    $2,254
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund(1)    $263      $505     $  871    $1,900
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund(2)    $163      $505     $  871    $1,900

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                     ------   -------   -------   --------
PNC Maryland Tax-Exempt Bond Fund - Institutional
   Shares                                                  $95      $296      $515     $1,143
Pro Forma - Allegiant Maryland Tax Exempt Bond Fund -
   I Shares                                                $61      $192      $335     $  750

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

The investment objective of the Selling Fund cannot be changed without providing shareholders with at least 30 days' notice. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by a vote of the Board of Trustees and without shareholder approval. The Selling Fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds without obtaining shareholder approval. The Acquiring Fund will not change its investment policy of investing at least 80% of its net assets plus any borrowings for investment purposes in U.S. dollar-denominated securities that generate income that is exempt from federal income tax (including the federal alternative minimum tax), without obtaining shareholder approval.

               PNC NATIONAL TAX-EXEMPT BOND FUND                           ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
                        (SELLING FUND)                                                  (ACQUIRING FUND)
--------------------------------------------------------------   --------------------------------------------------------------
INVESTMENT OBJECTIVE:                                            INVESTMENT OBJECTIVE:

As high a level of income that is exempt from regular federal    High current income while preserving capital
income tax as is consistent with relative protection of
capital

INVESTMENT STRATEGIES:                                           INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing at        The Fund invests in a variety of municipal debt securities
least 80% of its net assets (which includes borrowings for       issued by or on behalf of states, territories and possessions
investment purposes) in investment-grade municipal bonds that    of the United States, the District of Columbia and their
pay interest that is exempt from both regular federal income     political subdivisions, agencies, instrumentalities and
tax and federal alternative minimum tax. Under normal market     authorities. In selecting securities for the Fund to buy and
conditions, the Fund's principal investment strategies           sell, the Adviser considers each security's yield and total
include:                                                         return potential relative to other available municipal
                                                                 securities. The Fund normally will maintain a dollar-weighted
-    The Fund will generally purchase investment grade debt      average maturity of between three and ten years.
     municipal obligations in the top four rating categories
     of credit quality and may invest up to 10% of its assets    As a matter of fundamental policy, the Fund normally invests
     in below-investment grade securities, also known as high    at least 80% of its net assets plus any borrowings for
     yield "junk" bonds.                                         investment purposes in U.S. dollar-denominated securities that generate income exempt from federal income tax (including the
-    The Fund may invest up to 20% of its total assets in        federal alternative minimum tax). The Fund invests no more
     interest rate swaps.                                        than 10% of assets in high yield "junk" bonds (generally rated below the BBB category) and no more than 20% of total assets
-    Monitoring economic trends, including possible changes in   in interest rate swaps. Fund dividends may be taxable for
     interest rates, and evaluates many factors that may         state and local income tax purposes. Also, some Fund dividends
     influence supply and demand among municipal securities of   may be taxable for federal income tax purposes, such as those
     various structures, maturities and regions of the           derived from occasional taxable investments and distributions
     country.                                                    of short and long-term capital gains.

-    Investing in securities of any maturity.                    The Fund primarily invests in investment grade securities.
                                                                 Investment grade municipal securities are those rated in one of
PRINCIPAL POLICIES:                                              the four highest rating categories as determined by at least one
                                                                 NRSRO, or, if unrated, determined by the Adviser to be of
-    No more than 10% of assets in high yield "junk" bonds       comparable quality. If a security is downgraded, the Adviser
     (generally rated below the BBB category)                    will reevaluate whether continuing to hold the security is in the best interest of shareholders.
-    No more than 20% of total assets in interest rate swaps.

PERFORMANCE: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC NATIONAL TAX-EXEMPT BOND FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   -----   ----   ----   ----   ----   ----   ----   ----   ----
-1.42%  10.32%  3.96%  6.86%  3.27%  1.93%  0.41%  2.96%  3.10%  2.90%


                QUARTER ENDING
                --------------
BEST QUARTER      12/31/2000      4.42%
WORST QUARTER      6/30/1999     -1.91%

ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   -----   ----   ----   ----   ----   ----   ----   ----   ----
-0.91%   8.87%  4.48%  8.15%  3.73%  2.06%  1.27%  3.35%  3.62%  1.71%

                QUARTER ENDING
                --------------
BEST QUARTER      6/30/2002        3.66%
WORST QUARTER     6/30/2004       -2.16%

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Barclays Capital Intermediate Muni Index and for the Acquiring Fund to those of the Barclays Capital 7-Year Municipal Bond Index.

After-tax returns are shown only for Class A Shares of the Selling Fund and the Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC NATIONAL TAX-EXEMPT BOND FUND
CLASS A SHARES
Returns Before Taxes                                            -1.45%    1.38%     2.74%
Returns After Taxes on Distributions                            -1.53%    1.34%     2.62%
Returns After Taxes on Distributions and Sale of Fund Shares     0.05%    1.59%     2.77%
CLASS C SHARES                                                  -0.68%    1.31%     2.45%
INSTITUTIONAL SHARES                                             3.53%    2.75%     3.69%
Barclays Capital Intermediate Muni Index (reflects no
deduction for fees, expenses or taxes)(1)                        5.77%    3.82%     4.71%
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
CLASS A SHARES
Returns Before Taxes                                            -1.39%    1.78%     3.28%
Returns After Taxes on Distributions                            -1.41%    1.71%     3.25%
Returns After Taxes on Distributions and Sale of Fund Shares     0.34%    2.03%     3.35%
CLASS C SHARES                                                  -0.01%    1.66%     2.66%
CLASS I SHARES                                                   1.95%    2.65%     3.78%
Barclays Capital 7-Year Municipal Bond Index
   (reflects no deduction for fees, expenses or taxes)(2)        4.59%    3.69%     4.80%

----------
(1) The Barclays Capital Intermediate Muni Index is an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA.

(2) The Barclays Capital 7-Year Municipal Bond Index is an unmanaged, broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FEES AND EXPENSES: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

As part of the Reorganization, shares of each class of the PNC National Tax-Exempt Bond Fund will be exchanged for shares of the Allegiant Intermediate Tax Exempt Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund. The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is higher than that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                          PNC NATIONAL        ALLEGIANT          PRO FORMA
                                                                        TAX-EXEMPT BOND   INTERMEDIATE TAX      - ALLEGIANT
                                                                         FUND - CLASS A   EXEMPT BOND FUND   INTERMEDIATE TAX
                                                                             SHARES       - CLASS A SHARES   EXEMPT BOND FUND
                                                                         (SELLING FUND)   (ACQUIRING FUND)   - CLASS A SHARES
                                                                        ---------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                           4.25%(1)         3.00%(1)           3.00%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                    None(2)          None(3)            None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                         None             None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None             None               None
Exchange Fee                                                                 None             None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                     0.50%(4)         0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                                    0.25%            0.03%(6)           0.03%(6)
Other Expenses:
   Shareholder Servicing Fees                                                0.25%(7)         0.25%(7)           0.25%(7)
   Other                                                                     0.33%            0.18%              0.14%
Total Annual Fund Operating Expenses                                         1.33%(8)         0.86%(5,9)         0.82%(5,9)

                                                                          PNC NATIONAL        ALLEGIANT          PRO FORMA
                                                                        TAX-EXEMPT BOND   INTERMEDIATE TAX      - ALLEGIANT
                                                                         FUND - CLASS C   EXEMPT BOND FUND   INTERMEDIATE TAX
                                                                             SHARES       - CLASS C SHARES   EXEMPT BOND FUND
                                                                         (SELLING FUND)   (ACQUIRING FUND)   - CLASS C SHARES
                                                                        ---------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                           None             None               None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                    1.00%(10)        1.00%(11)          1.00%(11)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                         None             None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None             None               None
Exchange Fee                                                                 None             None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                     0.50%(4)         0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                                    0.75%            0.75%              0.75%
Other Expenses:
   Shareholder Servicing Fees                                                0.25%(7)         0.25%(7)           0.25%(7)
   Other                                                                     0.33%            0.18%              0.14%
Total Annual Fund Operating                                                  1.83%(8)         1.58%(5,9)         1.54%(5,9)
Expenses

                                                                          PNC NATIONAL
                                                                        TAX-EXEMPT BOND       ALLEGIANT          PRO FORMA
                                                                             FUND -       INTERMEDIATE TAX      - ALLEGIANT
                                                                         INSTITUTIONAL    EXEMPT BOND FUND   INTERMEDIATE TAX
                                                                             SHARES       - CLASS I SHARES   EXEMPT BOND FUND
                                                                         (SELLING FUND)   (ACQUIRING FUND)   - CLASS I SHARES
                                                                        ---------------   ----------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                           None             None               None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                    None             None               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                         None             None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)           None             None               None
Exchange Fee                                                                 None             None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                     0.50%(4)         0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                                    None             None(6)            None(6)
Other Expenses:
   Shareholder Servicing Fees                                                None             None               None
   Other                                                                     0.33%            0.18%              0.14%
Total Annual Fund Operating                                                  0.83%(8)         0.58%(5,9)         0.54%(5,9)
Expenses

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.25% on assets over $1 billion.

(5) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(6) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(9) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund Operating Expenses" is below 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares, subject to Board approval.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(11) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                 ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund                                     $555      $829     $1,123    $1,958
Allegiant Intermediate Tax Exempt Bond Fund                           $385      $566     $  762    $1,329
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund               $381      $554     $  741    $1,283

                                     CLASS C

FUND                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                 ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund(1)                                  $286      $576      $990     $2,148
PNC National Tax-Exempt Bond Fund(2)                                  $186      $576      $990     $2,148
Allegiant Intermediate Tax Exempt Bond Fund(1)                        $261      $499      $860     $1,878
Allegiant Intermediate Tax Exempt Bond Fund(2)                        $161      $499      $860     $1,878
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund(1)            $257      $486      $839     $1,834
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund(2)            $157      $486      $839     $1,834

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                 ------   -------   -------   --------
PNC National Tax-Exempt Bond Fund - Institutional Shares               $85      $265      $460     $1,025
Allegiant Intermediate Tax Exempt Bond Fund - I Shares                 $59      $186      $324     $  726
Pro Forma - Allegiant Intermediate Tax Exempt Bond Fund - I Shares     $55      $173      $302     $  677

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval.

                   PNC PRIME MONEY MARKET FUND                                        ALLEGIANT MONEY MARKET FUND
                         (SELLING FUND)                                                    (ACQUIRING FUND)
-----------------------------------------------------------------  -----------------------------------------------------------------
INVESTMENT OBJECTIVE:                                              INVESTMENT OBJECTIVE:

As high a level of current income as is consistent with liquidity  High current income consistent with stability of principal while
and stability of principal by investing in a portfolio of high     maintaining liquidity
quality money market instruments
                                                                   INVESTMENT STRATEGIES:
INVESTMENT STRATEGIES: Under normal market conditions, the Fund's
principal investment strategies include investing:                 The Fund invests in a variety of high quality, short-term U.S.
                                                                   dollar-denominated money market securities, including
-    all of its assets in a broad range of money market            certificates of deposit, time deposits and other obligations
     instruments                                                   issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial
-    only in portfolio securities denominated in U.S. dollars and  paper and other notes) issued or guaranteed by a foreign
     meeting strict standards of credit quality. Credit quality    government or other entity located or organized in a foreign
     is generally established by credit ratings                    country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized
Important characteristics of the Fund's investments -- the Fund    statistical rating organizations ("NRSROs") or, if only one NRSRO
will only buy money market instruments that:                       has rated such debt, then by that NRSRO (or, if unrated,
                                                                   determined by the Adviser to be of comparable quality).
-    receive the highest rating (or one of the two highest
     ratings if the security is a corporate obligation) by two or  The Fund also may invest in obligations issued or guaranteed by
     more nationally recognized rating agencies (NRSRO), such as   agencies, authorities, instrumentalities or sponsored enterprises
     Standard & Poor's and Moody's                                 of the U.S. government and in repurchase agreements
                                                                   collateralized by government obligations and issued by financial
-    receive only one of the highest NRSRO ratings if only one     institutions such as banks and broker-dealers. High quality money
     organization has rated the security                           market instruments are securities that present minimal credit risks as determined by the Adviser and generally include
-    are unrated, but are determined by the adviser to be of       securities that are rated at the time of purchase by at least two
     comparable quality                                            NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities,
PRINCIPAL POLICIES:                                                and certain securities that are not rated but are of comparable quality as determined by the Adviser.
-    Weighted average maturity must not exceed 90 days

-    No investment in securities with maturities over 397 days
     (approximately 13 months).

                                                                   In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

                                                                   As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PERFORMANCE: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class I Shares of the Acquiring Fund will differ due to differences in expenses. Class C Shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

PNC PRIME MONEY MARKET FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.37%  5.61%  3.38%  1.10%  0.80%  0.49%  2.34%  4.17%  4.41%  2.05%

                QUARTER ENDING
                --------------
BEST QUARTER      12/31/2000     1.46%
WORST QUARTER      3/31/2004     0.05%

ALLEGIANT MONEY MARKET FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
4.76%  6.05%  3.66%  1.22%  0.53%  0.71%  2.62%  4.52%  4.74%  2.23%

                QUARTER ENDING
                --------------
BEST QUARTER       9/30/2000     1.56%
WORST QUARTER      6/30/2004     0.10%

The following table compares the average annual total returns for the periods ended December 31, 2008 for the Selling Fund and the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                              1 YEAR   5 YEARS   10 YEARS
                              ------   -------   --------
PNC PRIME MONEY MARKET FUND
CLASS A SHARES                 2.05%    2.68%      2.86%
CLASS C SHARES                 1.05%    2.68%      2.67%
INSTITUTIONAL SHARES           2.56%    3.19%      3.31%

                                                    SINCE
                              1 YEAR   5 YEARS   INCEPTION(1)
                              ------   -------   ------------
ALLEGIANT MONEY MARKET FUND
CLASS A SHARES                 2.23%    2.95%        3.09%
CLASS I SHARES                 2.49%    3.21%        3.33%

----------
(1)  Date of Inception is 11/15/2000.

FEES AND EXPENSES: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

As part of the Reorganization, shares of each class of the PNC Prime Money Market Fund will be exchanged for shares of the Allegiant Money Market Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class A and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund. Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

                                                                         PNC PRIME     ALLEGIANT
                                                                           MONEY         MONEY       PRO FORMA
                                                                        MARKET FUND   MARKET FUND   - ALLEGIANT
                                                                         - CLASS A     - CLASS A       MONEY
                                                                           SHARES       SHARES      MARKET FUND
                                                                          (SELLING    (ACQUIRING     - CLASS A
                                                                           FUND)         FUND)        SHARES
                                                                        -----------   -----------   -----------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                        None         None          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                 None         None          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                      None         None          None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None         None          None
Exchange Fee                                                              None         None          None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                  0.25%(1)     0.25%(2)      0.25%(2)
Distribution (12b-1) Fees                                                 0.00%(3)     0.00%(4)      0.00%(4)
Other Expenses:
   Shareholder Servicing Fees                                             0.25%(5)     0.25%(5)      0.25%(5)
   Acquired Fund Fees & Expenses                                          0.02%(6)     0.00%         0.00%
   Other                                                                  0.22%        0.13%         0.12%
Total Annual Fund Operating Expenses                                      0.74%(7)     0.63%(2,5)    0.62%(2,5)

                                                                         PNC PRIME     ALLEGIANT
                                                                           MONEY         MONEY       PRO FORMA
                                                                        MARKET FUND   MARKET FUND   - ALLEGIANT
                                                                         - CLASS C     - CLASS A       MONEY
                                                                           SHARES       SHARES      MARKET FUND
                                                                          (SELLING    (ACQUIRING     - CLASS A
                                                                           FUND)         FUND)        SHARES
                                                                        -----------   -----------   -----------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                        None         None          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                 1.00%(8)     None          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                      None         None          None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None         None          None
   Exchange Fee                                                           None         None          None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets) Investment Advisory
   Fees                                                                   0.25%(1)     0.25%(2)      0.25%(2)
Distribution (12b-1) Fees                                                 0.00%(3)     0.00%(4)      0.00%(4)
Other Expenses
   Shareholder Servicing Fees                                             0.25%(5)     0.25%(5)      0.25%(5)
   Acquired Fund Fees & Expenses                                          0.02%(6)     0.00%         0.00%
   Other                                                                  0.22%        0.13%         0.12%
Total Annual Fund Operating Expenses                                      0.74%(7)     0.63%(2,5)    0.62%(2,5)

                                                                          PNC PRIME      ALLEGIANT
                                                                            MONEY          MONEY       PRO FORMA
                                                                        MARKET FUND -   MARKET FUND   - ALLEGIANT
                                                                        INSTITUTIONAL    - CLASS I       MONEY
                                                                            SHARES        SHARES      MARKET FUND
                                                                           (SELLING     (ACQUIRING     - CLASS I
                                                                            FUND)          FUND)        SHARES
                                                                        -------------   -----------   -----------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                         None           None          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  None           None          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                       None           None          None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None           None          None
   Exchange Fee                                                            None           None          None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets) Investment Advisory
   Fees                                                                    0.25%(1)       0.25%(2)      0.25%(2)
Distribution (12b-1) Fees                                                  None           None(4)       None(4)
Other Expenses
   Shareholder Servicing Fees                                              None           None          None
   Acquired Fund Fees & Expenses                                           0.02%(6)       0.00%         0.00%
   Other                                                                   0.22%          0.13%         0.12%
Total Annual Fund Operating Expenses                                       0.49%(7)       0.38%(2)      0.37%(2)

----------
(1)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(2) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(3) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(4) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(5) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. With respect to the Acquiring Fund, the investment adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees payable to other financial institutions so that the Acquiring Fund shall bear expenses related to Shareholder Servicing Fees of 0.00%. As a result, the "Total Annual Fund Operating Expenses" of the Acquiring Fund pre-Reorganization are 0.38% for Class A Shares and are expected to be 0.37% for Class A Shares post-Reorganization.

(6) "Acquired Fund" means any investment company in which a Fund invests or has invested during the period. A Fund's "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended May 31, 2009. The "Total Annual Fund Operating Expenses" will not correlate to each Fund's ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 0.67% for Class A, 0.67% for Class C and 0.42% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                    ------   -------   -------   --------
PNC Prime Money Market Fund                                               $76      $237      $411      $918
Allegiant Money Market Fund                                               $64      $202      $351      $786
Pro Forma - Allegiant Money Market Fund                                   $63      $199      $346      $774

                                CLASS C/ CLASS A

FUND                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                    ------   -------   -------   --------
PNC Prime Money Market Fund - Class C(1)                                 $176      $237      $411      $918
PNC Prime Money Market Fund - Class C(2)                                  $76      $237      $411      $918
Allegiant Money Market Fund - Class A(1)                                  $64      $202      $351      $786
Allegiant Money Market Fund - Class A(2)                                  $64      $202      $351      $786
Pro Forma - Allegiant Money Market Fund - Class A(1)                      $63      $199      $346      $774
Pro Forma - Allegiant Money Market Fund - Class A(2)                      $63      $199      $346      $774

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                    ------   -------   -------   --------
PNC Prime Money Market Fund - Institutional Shares                        $50      $157      $274      $616
Allegiant Money Market Fund - I Shares                                    $39      $122      $213      $480
Pro Forma - Allegiant Money Market Fund - I Shares                        $38      $119      $208      $468

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

Because the Acquiring Fund is a new Fund organized specifically to receive all of the assets and carry on the business of the Selling Fund, the investment objective of the Acquiring Fund is identical to that of the Selling Fund, and the investment strategies of each Fund are substantially similar. The Selling Fund requires that the Fund may not change its investment objective without giving shareholders at least 30 days' notice. The Selling Fund also will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds, without obtaining shareholder approval. The investment objective and policies of the Acquiring Fund will be non-fundamental, which means that they may be changed by vote of the Board of Trustees and without shareholder approval.

            PNC TAX-EXEMPT LIMITED MATURITY BOND FUND                       ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
                         (SELLING FUND)                                                    (ACQUIRING FUND)
-----------------------------------------------------------------  -----------------------------------------------------------------
INVESTMENT OBJECTIVE:                                              INVESTMENT OBJECTIVE:

High level of income that is exempt from regular federal income    High level of income that is exempt from regular federal income
tax as is consistent with relative protection of capital           tax as is consistent with relative protection of capital

INVESTMENT STRATEGIES:                                             INVESTMENT STRATEGIES:

The Fund pursues its investment objective by investing at least    The Fund normally invests at least 80% of its net assets (which
80% of its net assets (which includes borrowings for investment    includes borrowings for investment purposes) in municipal bonds purposes) in municipal bonds and other municipal obligations that  and other municipal obligations that pay interest that is exempt
pay interest that is exempt from both regular federal income tax   from both regular federal income tax and federal alternative
and federal alternative minimum tax. Under normal market           minimum tax. The Fund normally will maintain a dollar-weighted
conditions, the Fund's principal investment strategies include:    average portfolio maturity of between one and five years.

-    The Fund will generally purchase investment grade debt        In selecting securities for the Fund to buy and sell, the Adviser
     municipal obligations in the top four rating categories of    monitors economic trends, including possible changes in interest
     credit quality and may invest up to 10% of its assets in      rates, and evaluates many factors that may influence supply and
     below-investment grade securities, also known as high yield   demand among municipal securities of various structures,
     "junk" bonds.                                                 maturities and regions of the country. The Fund will invest in securities of varying maturity, but generally will favor those
-    Maintaining dollar weighted average maturity of 1-5 years     with short to medium maturities. The Fund will generally purchase investment grade debt municipal obligations in the top four
-    The Fund may invest up to 20% of its total assets in          rating categories of credit quality but may invest up to 10% of
     interest rate swaps                                           its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category).
-    Monitoring economic trends, including possible changes in     The Fund may also invest up to 20% of its total assets in
     interest rates, and evaluates many factors that may           interest rate swaps.
     influence supply and demand among municipal securities of
     various structures, maturities and regions of the country

- Investing in securities of any maturity, however, generally favoring those with short and medium maturities

PRINCIPAL POLICIES:

-    No more than 10% of assets in high yield "junk" bonds
     (generally rated below the BBB category)

-    No more than 20% of total assets in interest rate swaps

            PNC TAX-EXEMPT LIMITED MATURITY BOND FUND                       ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
                         (SELLING FUND)                                                    (ACQUIRING FUND)
-----------------------------------------------------------------  -----------------------------------------------------------------
-    Maintain a dollar weighted average maturity of one to five years.

PERFORMANCE: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

The bar chart and performance information for the Selling Fund illustrates how the Fund has performed in the past. The Selling Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The following bar chart shows changes in the performance of the Selling Fund's Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund will differ due to differences in expenses. After the Reorganization, the Acquiring Fund, as the successor to the Selling Fund, will assume and publish the investment performance record of the Selling Fund. The Acquiring Fund is newly formed and has no operational history. The Acquiring Fund will assume the performance record of the Selling Fund if the Reorganization is approved.

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND - CLASS A SHARES(1)
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
0.34%  5.49%  4.83%  4.92%  1.55%  0.42%  0.12%  2.27%  3.83%  3.86%

                QUARTER ENDING
                --------------
BEST QUARTER      6/30/2002       2.92%
WORST QUARTER     6/30/1999      -1.30%

----------
(1) Prior to September 30, 2002, the quarter performance of Class A Shares reflects the performance of the Institutional Shares adjusted to reflect the expenses of Class A Shares.

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Barclays Capital Mutual Fund Short Index.

After-tax returns are shown for only Class A Shares of the Selling Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                                                1 YEAR   5 YEARS   10 YEARS
                                                                                ------   -------   --------
PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
CLASS A SHARES
Returns Before Taxes                                                            -0.51%    1.21%      2.29%
Returns After Taxes on Distributions                                            -0.51%    1.21%      2.28%
Returns After Taxes on Distributions and Sale of Fund Shares                     0.49%    1.34%      2.34%
CLASS C SHARES                                                                   2.34%    1.56%      2.22%
INSTITUTIONAL SHARES                                                             4.38%    2.58%      3.25%
Barclays Capital Mutual Fund Short Index (reflects no deduction for
   fees, expenses or taxes)(1)                                                   5.37%    3.23%      3.97%

----------
(1) The Barclays Capital Mutual Fund Short Index is an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0 - 6 years.

FEES AND EXPENSES: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

As part of the Reorganization, shares of each class of the PNC Tax-Exempt Limited Maturity Bond Fund will be exchanged for shares of the Allegiant Tax Exempt Limited Maturity Bond Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund following the Reorganization will be lower than or equal to those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee following the Reorganization of the Acquiring Fund will be lower than that of the Selling Fund for assets under $1 billion. The Acquiring Fund is newly organized and has not commenced operations to date. The amounts for shares of the Acquiring Fund set forth in the following table and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the fiscal year ending May 31, 2009, assuming the Reorganization had taken place as of that date.

                                                                                                        PRO FORMA -
                                                                                   PNC TAX-EXEMPT      ALLEGIANT TAX
                                                                                  LIMITED MATURITY    EXEMPT LIMITED
                                                                                BOND FUND - CLASS A    MATURITY BOND
                                                                                       SHARES         FUND - CLASS A
                                                                                   (SELLING FUND)         SHARES
                                                                                -------------------   --------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                    4.25%(1)           3.00%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)             None(2)            None(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                                  None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None               None
Exchange Fee                                                                          None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                              0.50%(4)           0.40%
Distribution (12b-1) Fees                                                             0.25%              0.03%(5)
Other Expenses:
   Shareholder Servicing Fees                                                         0.25%(6)           0.25%(6)
   Other                                                                              0.37%              0.18%
Total Annual Fund Operating Expenses                                                  1.37%(7)           0.86%(8)

                                                                                                        PRO FORMA -
                                                                                   PNC TAX-EXEMPT      ALLEGIANT TAX
                                                                                  LIMITED MATURITY    EXEMPT LIMITED
                                                                                BOND FUND - CLASS C    MATURITY BOND
                                                                                       SHARES         FUND - CLASS C
                                                                                   (SELLING FUND)         SHARES
                                                                                -------------------   --------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                    None               None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)             1.00%(9)           1.00%(10)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                                  None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None               None
Exchange Fee                                                                          None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                              0.50%(4)           0.40%
Distribution (12b-1) Fees                                                             0.75%              0.75%
Other Expenses
   Shareholder Servicing Fees                                                         0.25%(6)           0.25%(6)
   Other                                                                              0.37%              0.18%
Total Annual Fund Operating Expenses                                                  1.87%(7)           1.58%(8)

                                                                                   PNC TAX-EXEMPT       PRO FORMA -
                                                                                  LIMITED MATURITY     ALLEGIANT TAX
                                                                                     BOND FUND -      EXEMPT LIMITED
                                                                                   INSTITUTIONAL       MATURITY BOND
                                                                                       SHARES         FUND - CLASS I
                                                                                   (SELLING FUND)         SHARES
                                                                                -------------------   --------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                                    None               None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)             None               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions (as a percentage of offering price)                                  None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None               None
   Exchange Fee                                                                       None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                                              0.50%(4)           0.40%
Distribution (12b-1) Fees                                                             None               None
Other Expenses:
   Shareholder Servicing Fees                                                         None               None
   Other                                                                              0.37%              0.18%
Total Annual Fund Operating Expenses                                                  0.87%(7)           0.58%(8)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.25% on assets over $1 billion.

(5) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(7) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund are expected to be 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice. The investment adviser may seek reimbursement from the Acquiring Fund for such waived or reimbursed amounts whenever the Acquiring Fund's "Total Annual Fund Operating Expenses" is below 0.81% for Class A, 1.53% for Class C and 0.53% for Class I Shares, subject to Board approval.

(9) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX-EXEMPT LIMITED MATURITY BOND FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                     ------   -------   -------   --------
PNC Tax-Exempt Limited Maturity Bond Fund                                 $559      $840     $1,143    $2,001
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund               $385      $566     $  762    $1,329

                                     CLASS C

FUND                                                                     1 YEAR   3 YEARS   5 YEARS   10 YEAR
----                                                                     ------   -------   -------   -------
PNC Tax-Exempt Limited Maturity Bond Fund(1)                              $290      $588     $1,011    $2,190
PNC Tax-Exempt Limited Maturity Bond Fund(2)                              $190      $588     $1,011    $2,190
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund(1)            $261      $499     $  860    $1,878
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund(2)            $161      $499     $  860    $1,878

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                                     ------   -------   -------   --------
PNC Tax-Exempt Limited Maturity Bond Fund - Institutional Shares           $89      $278      $482     $1,073
Pro Forma - Allegiant Tax Exempt Limited Maturity Bond Fund - I Shares     $59      $186      $324     $  726

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

The investment objective of the Selling Fund is fundamental, which means that it may not be changed without a vote of a majority of the Fund's shareholders. The investment objective of the Acquiring Fund will be non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in international equity securities without approval of a majority of the Fund's shareholders.

                    PNC TAX-EXEMPT MONEY MARKET FUND                                 ALLEGIANT TAX EXEMPT MONEY MARKET FUND
                             (Selling Fund)                                                     (Acquiring Fund)
-------------------------------------------------------------------------  ---------------------------------------------------------
INVESTMENT OBJECTIVE:                                                      INVESTMENT OBJECTIVE:

As high a level of current income exempt from federal income tax as is     High current interest income exempt from federal income
consistent with liquidity and stability of principal                       tax consistent with stability of principal while
                                                                           maintaining liquidity
INVESTMENT STRATEGIES:
                                                                           INVESTMENT STRATEGIES:
The Fund pursues its investment objective by investing in short-term,
high-quality municipal obligations. Under normal market conditions, the    The Fund invests primarily in high quality, short-term
Fund's principal investment strategies include investing:                  money market instruments issued by or on behalf of
                                                                           states, territories and possessions of the United States,
-    at least 80% of its net assets (which includes borrowings for         the District of Columbia and their political
     investment purposes) in short-term municipal obligations whose        subdivisions, agencies, instrumentalities and authorities
     interest is exempt from federal regular and alternative minimum       that pay interest exempt from federal income taxes
     income taxes                                                          ("municipal money market instruments"). However, Fund
                                                                           dividends will generally be taxable for state and local
-    only in securities denominated in U.S. dollars and meeting strict     income tax purposes. Also, some Fund dividends may be
     standards of credit quality. All portfolio securities must be         taxable for federal income tax purposes if the Fund, as
     denominated in U.S. dollars and must meet strict standards for        it is permitted to do, invests some of its assets in
     credit quality. Credit quality is generally established by credit     taxable instruments. High quality money market
     ratings                                                               instruments are securities that present minimal credit
                                                                           risks as determined by the Adviser and generally include
Important characteristics of the Fund's investments - the Fund will only   securities that are rated at the time of purchase by at
buy municipal obligations that:                                            least two NRSROs or, if only one NRSRO has rated such
                                                                           securities, then by that NRSRO, in the two highest rating
-    received one of the two highest short-term ratings from each          categories for such securities, and certain securities
     nationally recognized rating agency ("NRSRO"), such are Standard &    that are not rated but are of comparable quality as
     Poor's and Moody's, that has rated the obligation                     determined by the Adviser.

-    received only one of the highest ratings if only one NRSRO has        As a matter of fundamental policy, the Fund invests its
     rated the security                                                    assets so that at least 80% of its annual interest income
                                                                           is not only exempt from regular federal income tax, but
-    are unrated, but are determined by the adviser to be of comparable    is not considered a preference item for purposes of the
     quality                                                               federal alternative minimum tax.

PRINCIPAL POLICIES:                                                        In managing the Fund, the Adviser assesses current and
                                                                           projected market conditions, particularly interest rates.
-    Weighted average maturity must not exceed 90 days                     Based on this assessment and a separate credit analysis,
                                                                           the Adviser uses gradual shifts in portfolio maturity to
-    No investment in securities with maturities over 397 days             respond to expected changes and selects securities that
     (approximately 13 months)                                             it believes offer the most attractive risk/return trade
                                                                           off.

                    PNC TAX-EXEMPT MONEY MARKET FUND                                 ALLEGIANT TAX EXEMPT MONEY MARKET FUND
                             (Selling Fund)                                                     (Acquiring Fund)
-------------------------------------------------------------------------  ---------------------------------------------------------
                                                                           As a money market fund, the Fund invests only in
                                                                           instruments with remaining maturities of 397 days or less
                                                                           (or in variable or floating rate obligations with
                                                                           maturities that may exceed 397 days if they meet certain
                                                                           conditions) that the Adviser believes present minimal
                                                                           credit risk. The Fund maintains an average weighted
                                                                           maturity of 90 days or less.

PERFORMANCE: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class I Shares of the Acquiring Fund will differ due to differences in expenses. The Acquiring Fund does not currently offer Class C Shares.

PNC TAX-EXEMPT MONEY MARKET FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
2.35%  3.20%  1.91%  0.71%  0.66%  0.28%  1.51%  2.50%  2.72%  1.21%

                QUARTER ENDING
                --------------
BEST QUARTER      12/31/2000     0.85%
WORST QUARTER      3/31/2004     0.02%

ALLEGIANT TAX EXEMPT MONEY MARKET FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
2.80%  3.68%  2.37%  0.94%  0.50%  0.65%  1.85%  2.94%  3.17%  1.78%

                QUARTER ENDING
                --------------
BEST QUARTER      12/31/2000     0.97%
WORST QUARTER      9/30/2003     0.09%

The following table compares the average annual total returns for the periods ended December 31, 2008 for the Selling Fund and the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                         1 YEAR   5 YEARS   10 YEARS
                                         ------   -------   --------
PNC TAX-EXEMPT MONEY MARKET FUND
CLASS A SHARES                            1.21%    1.64%      1.70%
CLASS C SHARES                            0.19%    1.69%      1.53%
INSTITUTIONAL SHARES                      1.72%    2.15%      2.15%
ALLEGIANT TAX EXEMPT MONEY MARKET FUND
CLASS A SHARES                            1.78%    2.07%      2.06%
CLASS I SHARES                            2.03%    2.33%      2.29%

FEES AND EXPENSES: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

As part of the Reorganization, shares of each class of the PNC Tax-Exempt Money Market Fund will be exchanged for shares of the Allegiant Tax Exempt Money Market Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (currently and following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is lower than that of the Acquiring Fund for assets under $1 billion. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund. As indicated in the Average Annual Total Returns section above, the Acquiring Fund does not currently offer Class C Shares. Accordingly, Class C shareholders of the Selling Fund will be reorganized into Class A Shares of the Acquiring Fund.

                                                            PNC TAX-EXEMPT    ALLEGIANT TAX EXEMPT   PRO FORMA - ALLEGIANT
                                                          MONEY MARKET FUND    MONEY MARKET FUND -      TAX EXEMPT MONEY
                                                          - CLASS A SHARES       CLASS A SHARES      MARKET FUND - CLASS A
                                                            (SELLING FUND)      (ACQUIRING FUND)            SHARES
                                                          -----------------   --------------------   ---------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                         None                 None                    None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                         None                 None                    None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                          None                 None                    None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None                 None                    None
Exchange Fee                                                   None                 None                    None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       0.25%(1)             0.20%                   0.20%
Distribution (12b-1) Fees                                      0.00%(2)             0.03%(3)                0.03%(3)
Other Expenses:
   Shareholder Servicing Fees                                  0.25%(4)             0.25%(4)                0.25%(4)
   Other                                                       0.24%                0.14%                   0.13%
Total Annual Fund Operating Expenses                           0.74%(5)             0.62%(6)                0.61%(6)

                                                            PNC TAX-EXEMPT    ALLEGIANT TAX EXEMPT   PRO FORMA - ALLEGIANT
                                                          MONEY MARKET FUND    MONEY MARKET FUND -      TAX EXEMPT MONEY
                                                           - CLASS C SHARES      CLASS A SHARES      MARKET FUND - CLASS A
                                                            (SELLING FUND)       (ACQUIRING FUND)            SHARES
                                                          -----------------   --------------------   ---------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               None                 None                    None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                         1.00%(7)             None                    None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                          None                 None                    None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None                 None                    None
Exchange Fee                                                   None                 None                    None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       0.25%(1)             0.20%                   0.20%
Distribution (12b-1) Fees                                      0.00%(2)             0.03%(3)                0.03%(3)
Other Expenses:
   Shareholder Servicing Fees                                  0.25%(4)             0.25%(4)                0.25%(4)
   Other                                                       0.24%                0.14%                   0.13%
Total Annual Fund Operating Expenses                           0.74%(5)             0.62%(6)                0.61%(6)

                                                            PNC TAX-EXEMPT
                                                          MONEY MARKET FUND   ALLEGIANT TAX EXEMPT   PRO FORMA - ALLEGIANT
                                                           - INSTITUTIONAL     MONEY MARKET FUND -      TAX EXEMPT MONEY
                                                                SHARES           CLASS I SHARES      MARKET FUND - CLASS I
                                                            (SELLING FUND)      (ACQUIRING FUND)            SHARES
                                                          -----------------   --------------------   ---------------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               None                 None                    None
Maximum Deferred Sales Charge (Load) (as a percentage
   of net asset value)                                         None                 None                    None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage
   of offering price)                                          None                 None                    None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None                 None                    None
Exchange Fee                                                   None                 None                    None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       0.25%(1)             0.20%                   0.20%
Distribution (12b-1) Fees                                      None                 None(3)                 None(3)
Other Expenses:
   Shareholder Servicing Fees                                  None                 None                    None
   Other                                                       0.24%                0.14%                   0.13%
Total Annual Fund Operating Expenses                           0.49%(5)             0.34%(6)                0.33%(6)

----------
(1)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

(3) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(4) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. With respect to the Acquiring Fund, the investment adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees payable to other financial institutions so that the Acquiring Fund shall bear expenses related to Shareholder Servicing Fees of 0.00%. As a result, the "Total Annual Fund Operating Expenses" of the Acquiring Fund pre-Reorganization are 0.37% for Class A Shares and are expected to be 0.36% for Class A Shares post-Reorganization, before additional voluntary waivers. See footnote 6 below for details on additional voluntary waivers.

(5) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 0.65% for Class A, 0.65% for Class C and 0.40% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(6) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Acquiring Fund pre-Reorganization are 0.32% for Class A Shares (after taking into account the voluntary waiver of Shareholder Servicing Fees discussed in footnote 4 above) and 0.29% for Class I Shares. "Total Annual Fund Operating Expenses" of the Acquiring Fund post-Reorganization are expected to be 0.31% for Class A Shares (after taking into account the voluntary waiver of Shareholder Servicing Fees discussed in footnote 4 above) and 0.28% for Class I Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(7) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                              ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund                                    $76      $237      $411      $918
Allegiant Tax Exempt Money Market Fund                              $63      $199      $346      $774
Pro Forma - Allegiant Tax Exempt Money Market Fund                  $62      $195      $340      $762

                                 CLASS A/CLASS C

FUND                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                              ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund - Class C(1)                      $176      $237      $411      $918
PNC Tax-Exempt Money Market Fund - Class C(2)                      $ 76      $237      $411      $918
Allegiant Tax Exempt Money Market Fund - Class A(1)                $ 63      $199      $346      $774
Allegiant Tax Exempt Money Market Fund - Class A(2)                $ 63      $199      $346      $774
Pro Forma - Allegiant Tax Exempt Money Market Fund - Class A(1)    $ 62      $195      $340      $762
Pro Forma - Allegiant Tax Exempt Money Market Fund - Class A(2)    $ 62      $195      $340      $762

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                              ------   -------   -------   --------
PNC Tax-Exempt Money Market Fund - Institutional Shares             $50      $157      $274      $616
Allegiant Tax Exempt Money Market Fund - I Shares                   $35      $109      $191      $431
Pro Forma - Allegiant Tax Exempt Money Market Fund - I Shares       $34      $106      $185      $418

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

The Selling Fund requires that the Fund may not change its investment objective without giving shareholders at least 30 days' notice. The investment objective of the Acquiring Fund is non-fundamental, which means that it may be changed by vote of the Board of Trustees and without shareholder approval. Both the Selling Fund and the Acquiring Fund will not change their investment policies of investing at least 80% of their net assets (which includes borrowings for investment purposes) in investment grade debt securities/bonds unless they give shareholders at least 60 days' notice.

            PNC TOTAL RETURN BOND FUND                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
                  (Selling Fund)                                      (Acquiring Fund)
--------------------------------------------------   --------------------------------------------------
INVESTMENT OBJECTIVE:                                INVESTMENT OBJECTIVE: Current income as well as
                                                     capital appreciation
Total return by combining elements of capital
appreciation and as high a level of current income
as is consistent with protection of capital

INVESTMENT STRATEGIES:                               INVESTMENT STRATEGIES:

Under normal market conditions, the Fund's           The Fund invests in a diversified portfolio of
principal investment strategies include:             investment grade fixed income securities. The
                                                     dollar-weighted average maturity of the Fund's
-    Purchasing investment grade debt obligations    portfolio is expected to range from four to
     in the top four rankings of credit quality      fifteen years. Under normal circumstances, the
                                                     Fund invests at least 80% of the value of its net
-    Relying on interest rate forecasts, which are   assets in investment grade debt securities. The
     created using both fundamental analysis and     Fund will provide shareholders with at least 60
     proprietary quantitative models, to adjust      days' written notice before changing this 80%
     portfolio duration relative to the Fund's       policy.
     benchmark
                                                     The Fund invests primarily in fixed income
-    Purchasing securities that provide current      securities of all types, including asset-backed
     income and the potential for capital            securities and mortgage-backed securities and
     appreciation (increase in the market price of   obligations of corporate and U.S. government
     a security)                                     issuers. Corporate obligations may include bonds,
                                                     notes and debentures. U.S. government securities
-    In an effort to maximize the Fund's total       may include securities issued or guaranteed by
     return, the adviser will manage the             agencies, authorities, instrumentalities or
     portfolio's duration, shift assets among bond   sponsored enterprises of the U.S. government, such
     market sectors, identify undervalued            as GNMA, FNMA, Freddie Mac and FHLBs, as well as
     securities, and take advantage of changes in    obligations issued or guaranteed by the U.S.
     interest rates.                                 government, including U.S. Treasury bills, notes
                                                     and bonds. Investment grade fixed income
-    Maintaining a dollar weighted average           securities are those rated in one of the four
     maturity between 4-15 years                     highest rating categories by at least one NRSRO,
                                                     or, if unrated, determined by the Adviser to be of
-    The adviser may trade the Fund's securities     comparable quality.
     actively

PRINCIPAL POLICIES:

-    No more than 25% of total assets in U.S.
     dollar-denominated debt securities of foreign corporations and governments

- No more than 15% of its net assets in high yield "junk" bonds (generally rated below the BBB category)

- Maintain a dollar weighted average maturity of four to fifteen years.

            PNC TOTAL RETURN BOND FUND                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
                  (Selling Fund)                                      (Acquiring Fund)
--------------------------------------------------   --------------------------------------------------
                                                     If a security is downgraded, the Adviser will
                                                     reevaluate the holding to determine what action,
                                                     including sale of the security, is in the best
                                                     interests of investors. In buying and selling
                                                     securities for the Fund, the Adviser uses a number
                                                     of strategies, including duration/maturity
                                                     management, sector allocation and individual
                                                     security selection. The Fund may invest up to 20%
                                                     of its assets in fixed income securities that are
                                                     unrated or rated below investment grade, sometimes
                                                     known as "junk bonds." Junk bonds may offer higher
                                                     yields than higher-rated securities with similar
                                                     maturities, but also may possess greater
                                                     volatility and greater risk of loss of principal
                                                     and interest than more highly-rated securities.
                                                     The Fund does not intend to invest in junk bonds
                                                     rated by Standard & Poor's at the time of purchase
                                                     below C or that are of equivalent quality as
                                                     determined by the Adviser. The Fund also utilizes
                                                     an active trading approach. The Adviser may choose
                                                     to sell a holding when it no longer offers
                                                     attractive growth prospects or to take advantage
                                                     of a better investment opportunity.

                                                     The Fund may invest up to 25% of total assets in
                                                     U.S. dollar denominated debt securities of foreign
                                                     corporations and governments.

                                                     The Fund may use derivatives as a substitute for
                                                     taking a position in an underlying asset, to
                                                     increase returns, to manage risk or as part of a
                                                     hedging strategy. The extent of the Fund's
                                                     exposure to these instruments is subject to the
                                                     regulation and guidance of the SEC and the
                                                     instrument's liquidity.

PERFORMANCE: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

The bar charts and performance information for the Selling Fund and Acquiring Fund illustrate how each of those Funds has performed in the past. The Funds' past performances do not necessarily indicate how the Funds will perform in the future. All returns include the reinvestment of dividends and distributions.

The bar charts show changes in the performance of the Selling Fund's Class A Shares and the Acquiring Fund's Class A Shares from year to year. The bar charts do not reflect sales charges. If sales charges had been reflected, the returns would be less than those shown below. The performance of Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will differ due to differences in expenses.

PNC TOTAL RETURN BOND FUND - CLASS A SHARES
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999   2000   2001   2002   2003   2004   2005   2006   2007   2008
-----   ----   ----   ----   ----   ----   ----   ----   ----   ----
-0.61%  9.92%  5.89%  6.80%  3.80%  3.86%  1.99%  3.53%  5.33%  4.79%

                QUARTER ENDING
                --------------
BEST QUARTER      12/31/2008      6.20%
WORST QUARTER      6/30/2004     -2.15%

ALLEGIANT TOTAL RETURN ADVANTAGE FUND - CLASS A SHARES
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS AS OF DECEMBER 31, 2008

 1999    2000   2001    2002   2003   2004   2005   2006   2007    2008
-----   -----   ----   -----   ----   ----   ----   ----   ----   -----
-3.21%  12.33%  7.01%  10.81%  4.86%  3.64%  2.23%  3.44%  6.09%  -3.06%

                QUARTER ENDING
                --------------
BEST QUARTER      9/30/2002       5.74%
WORST QUARTER     9/30/2008      -4.38%

The following table compares the average annual total returns for the periods ended December 31, 2008, including applicable sales charges, for the Selling Fund to those of the Barclays Capital U.S. Aggregate Bond Index and for the Acquiring Fund to those of the Barclays Capital U.S. Government/Credit Index.

After-tax returns are shown for only Class A Shares of the Selling Fund and Acquiring Fund. After-tax returns for Class C Shares and Institutional Shares of the Selling Fund and Class C Shares and Class I Shares of the Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
PNC TOTAL RETURN BOND FUND
CLASS A SHARES
Returns Before Taxes                                            0.35%     3.00%     4.04%
Returns After Taxes on Distributions                           -1.20%     1.50%     2.17%
Returns After Taxes on Distributions and Sale of Fund Shares    0.19%     1.68%     2.29%
CLASS C SHARES                                                  3.27%     3.38%     3.97%
INSTITUTIONAL SHARES                                            5.31%     4.42%     5.01%
Barclays Capital U.S. Aggregate Bond Index (reflects no
   deduction for fees, expenses or taxes)(1)                    5.24%     4.65%     5.63%

                                                               1 YEAR   5 YEARS   10 YEARS
                                                               ------   -------   --------
ALLEGIANT TOTAL RETURN ADVANTAGE FUND
CLASS A SHARES
Returns Before Taxes                                           -7.41%     1.49%     3.83%
Returns After Taxes on Distributions                           -9.26%    -0.10%     1.89%
Returns After Taxes on Distributions and Sale of Fund Shares   -4.71%     0.39%     2.11%
CLASS C SHARES                                                 -4.66%     1.68%     3.59%
CLASS I SHARES                                                 -2.72%     2.68%     4.54%
Barclays Capital U.S. Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)(2)                    5.70%     4.64%     5.64%

----------
(1) The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays U.S. Government/Credit Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index.

(2) The Barclays Capital U.S. Government/Credit Index is a widely recognized, unmanaged index of government and corporate debt securities rated investment grade or better, with maturity of at least one year.

FEES AND EXPENSES: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

As part of the Reorganization, shares of each class of the PNC Total Return Bond Fund will be exchanged for shares of the Allegiant Total Return Advantage Fund. You will not pay any front-end sales charge, contingent deferred sales charge or other fees in connection with the Reorganization.

The following tables compare the fees and expenses for Class A, Class C and Institutional Class Shares of the Selling Fund to Class A, Class C and Class I Shares of the Acquiring Fund, respectively, as of May 31, 2009. As indicated below, the Total Fund Operating Expenses of the Acquiring Fund (following the Reorganization) are lower than those of the Selling Fund (before and after voluntary fee waivers). The contractual investment advisory fee (currently and following the Reorganization) of the Selling Fund is lower than that of the Acquiring Fund. The pro forma columns show the Acquiring Fund's fees, post-Reorganization, assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                                ALLEGIANT         PRO FORMA -
                                                         PNC TOTAL RETURN     TOTAL RETURN         ALLEGIANT
                                                            BOND FUND -      ADVANTAGE FUND      TOTAL RETURN
                                                          CLASS A SHARES    - CLASS A SHARES   ADVANTAGE FUND -
                                                          (SELLING FUND)    (ACQUIRING FUND)    CLASS A SHARES
                                                         ----------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                       4.25%(1)           4.50%(1)           4.50%(1)
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                      None(2)            None(3)            None(3)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions
   (as a percentage of offering price)                       None               None               None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                            None               None               None
Exchange Fee                                                 None               None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                     0.35%(4)           0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                    0.25%              0.03%(6)           0.03%(6)
Other Expenses:
   Shareholder Servicing Fees                                0.25%(7)           0.25%(7)           0.25%(7)
   Other                                                     0.33%              0.20%              0.12%
Total Annual Fund Operating Expenses                         1.18%(8)           0.88%(5)           0.80%(5)

                                                                                ALLEGIANT         PRO FORMA -
                                                         PNC TOTAL RETURN     TOTAL RETURN         ALLEGIANT
                                                            BOND FUND -      ADVANTAGE FUND      TOTAL RETURN
                                                          CLASS C SHARES    - CLASS C SHARES   ADVANTAGE FUND -
                                                          (SELLING FUND)    (ACQUIRING FUND)    CLASS C SHARES
                                                         ----------------   ----------------   ----------------
SHAREHOLDER FEES* (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                       None               None               None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                      1.00%(9)           1.00%(10)          1.00%(10)
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions
   (as a percentage of offering price)                       None               None               None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                            None               None               None
Exchange Fee                                                 None               None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                     0.35%(4)           0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                    0.75%              0.75%              0.75%
Other Expenses:
   Shareholder Servicing Fees                                0.25%(7)           0.25%(7)           0.25%(7)
   Other                                                     0.33%              0.20%              0.12%
Total Annual Fund Operating Expenses                         1.68%(8)           1.60%(5)           1.52%(5)

                                                         PNC TOTAL RETURN       ALLEGIANT         PRO FORMA -
                                                            BOND FUND -       TOTAL RETURN         ALLEGIANT
                                                           INSTITUTIONAL     ADVANTAGE FUND      TOTAL RETURN
                                                              SHARES        - CLASS I SHARES   ADVANTAGE FUND -
                                                          (SELLING FUND)    (ACQUIRING FUND)    CLASS I SHARES
                                                         ----------------   ----------------   ----------------
SHAREHOLDER FEES (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                       None               None               None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                      None               None               None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions
   (as a percentage of offering price)                       None               None               None
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                            None               None               None
Exchange Fee                                                 None               None               None
ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                     0.35%(4)           0.40%(5)           0.40%(5)
Distribution (12b-1) Fees                                    None               None(6)            None(6)
Other Expenses:
   Shareholder Servicing Fees                                None               None               None
   Other                                                     0.33%              0.20%              0.12%
Total Annual Fund Operating Expenses                         0.68%(8)           0.60%(5)           0.52%(5)

----------
(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Purchase, Redemption and Exchange Procedures" section of this Proxy Statement.

(2)  On investments of $1 million or more, a contingent deferred sales charge
     (CDSC) of 1.00% is charged when you sell Class A Shares within one year of buying them.

(3) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(4)  The advisory fee is reduced to 0.20% on assets over $1 billion.

(5) The "Investment Advisory Fees" and "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual advisory fees effective October 1, 2008.

(6) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Acquiring Fund's Class A Shares during the current fiscal year. The Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Acquiring Fund's distribution plans for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(7) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes.

(8) As a result of voluntary waivers and expense reimbursements, the "Total Annual Fund Operating Expenses" of the Selling Fund are expected to be 1.03% for Class A, 1.53% for Class C and 0.53% for Institutional Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, "Total Annual Fund Operating Expenses" may increase without notice.

(9) A contingent deferred sales charge is charged only with respect to Class C Shares of the Selling Fund redeemed prior to 12 months from the date of purchase.

(10) A contingent deferred sales charge is charged only with respect to Class C Shares of the Acquiring Fund redeemed prior to 18 months from the date of purchase.

* You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.

EXPENSE EXAMPLES: PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE
FUND

These Examples are intended to help you compare the cost of investing in Class A Shares, Class C Shares, Institutional Shares and Class I Shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs of investing $10,000 in the Funds would be:

                                     CLASS A

FUND                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                   ------   -------   -------   --------
PNC Total Return Bond Fund                              $540      $784     $1,046    $1,796
Allegiant Total Return Advantage Fund                   $536      $718     $  916    $1,486
Pro Forma - Allegiant Total Return Advantage Fund       $528      $694     $  874    $1,395

                                     CLASS C

FUND                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                   ------   -------   -------   --------
PNC Total Return Bond Fund(1)                           $271      $530      $913     $1,987
PNC Total Return Bond Fund(2)                           $171      $530      $913     $1,987
Allegiant Total Return Advantage Fund(1)                $263      $505      $871     $1,900
Allegiant Total Return Advantage Fund(2)                $163      $505      $871     $1,900
Pro Forma - Allegiant Total Return Advantage Fund(1)    $255      $480      $829     $1,813
Pro Forma - Allegiant Total Return Advantage Fund(2)    $155      $480      $829     $1,813

----------
(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                              INSTITUTIONAL/CLASS I

FUND                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                   ------   -------   -------   --------
PNC Total Return Bond Fund - Institutional Shares        $69      $218      $379      $847
Allegiant Total Return Advantage Fund - I Shares         $61      $192      $335      $750
Pro Forma - Allegiant Total Return Advantage
   Fund - I Shares                                       $53      $167      $291      $653

PRINCIPAL RISK FACTORS

The investment objectives and policies of the Funds are similar. Therefore, an investment in the relevant Acquiring Fund will involve materially similar investment risks to an investment in the Selling Funds. The discussion below presents the risks as disclosed in the Acquiring Funds' prospectuses. These risks may be disclosed differently in the Selling Funds' prospectuses. PNC Capital Advisors, LLC (the "Adviser") invests each Acquiring Fund's assets in a way that the Adviser believes will help the particular Acquiring Fund achieve its investment goal. Investing in each Acquiring Fund involves risk and there is no guarantee that an Acquiring Fund will achieve its investment goal. For a more complete discussion of the risks associated with the Acquiring Funds, see the enclosed prospectus.

ACTIVE TRADING RISK. If the Adviser frequently buys and sells securities, the result may be correspondingly higher expenses and other transaction costs, which are ultimately borne by the Fund's shareholders. Higher portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for the Fund's shareholders. The following Funds are subject to active trading risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -------------------------------------
PNC International Equity Fund               Allegiant International Equity Fund
PNC Limited Maturity Bond Fund              Allegiant Limited Maturity Bond Fund
PNC Total Return Bond Fund                  Allegiant Total Return Advantage Fund
PNC Capital Opportunities Fund

COUNTER-PARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement. The following Funds are subject to counter-party risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   --------------------------------------
PNC Prime Money Market Fund                 Allegiant Money Market Fund
PNC Government Money Market Fund            Allegiant Government Money Market Fund

COUNTRY RISK. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. The following Funds are subject to country risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------
PNC International Equity Fund               Allegiant International Equity Fund

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. If an issuer fails to pay interest or repay principal, a Fund could lose money which might lower the Fund's performance. Although a Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

On September 7, 2008, FNMA and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs' common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

For certain Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities or municipal money market instruments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Junk bonds and high-yield bonds involve a greater risk of default or downgrade and are more volatile than investment grade securities. Junk bonds and high-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds and high-yield bonds may be more susceptible than other issuers to economic downturns. Junk bonds and high-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The following Funds are subject to credit risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------------------
PNC Government Money Market Fund            Allegiant Government Money Market Fund
PNC Limited Maturity Bond Fund              Allegiant Limited Maturity Bond Fund
PNC Maryland Tax-Exempt Bond Fund           Allegiant Maryland Tax Exempt Bond Fund
PNC National Tax-Exempt Bond Fund           Allegiant Intermediate Tax Exempt Bond Fund
PNC Prime Money Market Fund                 Allegiant Money Market Fund

PNC Tax-Exempt Limited Maturity Bond Fund   Allegiant Tax Exempt Limited Maturity Bond Fund
PNC Tax-Exempt Money Market Fund            Allegiant Tax Exempt Money Market Fund
PNC Total Return Bond Fund                  Allegiant Total Return Advantage Fund

DERIVATIVES RISK. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

The Funds may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

If the Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Neither the Selling Funds nor Acquiring Funds invest in credit default swaps. The following Funds are subject to derivatives risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------------------
PNC International Equity Fund               Allegiant International Equity Fund
PNC Maryland Tax-Exempt Bond Fund           Allegiant Maryland Tax Exempt Bond Fund
PNC Tax-Exempt Limited Maturity Bond Fund   Allegiant Tax Exempt Limited Maturity Bond Fund
PNC National Tax-Exempt Bond Fund           Allegiant Total Return Advantage Fund

FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Developing market countries are countries that the MSCI EAFE Index or the United Nations classifies as emerging or developing. Developing markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Developing market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of a developing market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The following Funds are subject to foreign risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------
PNC International Equity Fund               Allegiant International Equity Fund

INTEREST RATE RISK. An investment by the Funds in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates and the market prices of a Fund's fixed income investments may decline due to an increase in market interest rates. For a money market Fund, the dividend yield paid by a Fund will vary with changes in short term interest rates. For example, a Fund's yield will tend to be higher when interest rates fall. The following Funds are subject to interest rate risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------------------
PNC Government Money Market Fund            Allegiant Government Money Market Fund
PNC Limited Maturity Bond Fund              Allegiant Limited Maturity Bond Fund
PNC Maryland Tax-Exempt Bond Fund           Allegiant Maryland Tax Exempt Bond Fund
PNC National Tax-Exempt Bond Fund           Allegiant Intermediate Tax Exempt Bond Fund
PNC Prime Money Market Fund                 Allegiant Money Market Fund
PNC Tax-Exempt Limited Maturity Bond Fund   Allegiant Tax Exempt Limited Maturity Bond Fund
PNC Tax-Exempt Money Market Fund            Allegiant Tax Exempt Money Market Fund
PNC Total Return Bond Fund                  Allegiant Total Return Advantage Fund

MARKET RISK. The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of the equity securities in which equity funds invest will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its primary market segment defined in the Fund's principal investment strategy may underperform other market segments or the markets as a whole.

The prices of fixed income securities in which fixed income and tax-exempt bond funds invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

Fixed income and tax-exempt bond funds are subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Maryland Tax-Exempt Bond Fund is also subject to the risk that Maryland municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The following Funds are subject to market risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------------------
PNC Capital Opportunities Fund              Allegiant Small Cap Core Fund
PNC Diversified Real Estate Fund            Allegiant Diversified Real Estate Fund
PNC International Equity Fund               Allegiant International Equity Fund
PNC Limited Maturity Bond Fund              Allegiant Limited Maturity Bond Fund
PNC Maryland Tax-Exempt Bond Fund           Allegiant Maryland Tax Exempt Bond Fund
PNC National Tax-Exempt Bond Fund           Allegiant Intermediate Tax Exempt Bond Fund
PNC Tax-Exempt Limited Maturity Bond Fund   Allegiant Tax Exempt Limited Maturity Bond Fund
PNC Total Return Bond Fund                  Allegiant Total Return Advantage Fund

MULTI-NATIONAL COMPANIES RISK. Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide. The following Funds are subject to multi-national companies risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------------
PNC International Equity Fund               Allegiant International Equity Fund

NON-DIVERSIFICATION RISK. The Maryland Tax Exempt Bond Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The following Funds are subject to non-diversification risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   ---------------------------------------
PNC Maryland Tax-Exempt Bond Fund           Allegiant Maryland Tax Exempt Bond Fund

PREPAYMENT/EXTENSION RISK. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher-yielding securities. The following Funds are subject to prepayment/extension risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -------------------------------------
PNC Limited Maturity Bond Fund              Allegiant Limited Maturity Bond Fund
PNC Total Return Bond Fund                  Allegiant Total Return Advantage Fund

REAL ESTATE SECURITIES RISK. The performance of real estate securities may be significantly impacted by the performance of real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable domestic and foreign laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the countries and regions in which the real estate owned by the Fund is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company such as a REIT may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited. The following Funds are subject to real estate securities risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   --------------------------------------
PNC Diversified Real Estate Fund            Allegiant Diversified Real Estate Fund

SINGLE STATE RISK. The Maryland Tax Exempt Bond Fund's focus on investments in securities of issuers located in Maryland leaves that Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. The following Funds are subject to single state risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   ---------------------------------------
PNC Maryland Tax-Exempt Bond Fund           Allegiant Maryland Tax Exempt Bond Fund

SMALL COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. The following Funds are subject to small companies risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   -----------------------------
PNC Capital Opportunities Fund              Allegiant Small Cap Core Fund
PNC International Equity Fund

STABLE NAV RISK. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The following Funds are subject to stable NAV risk:

SELLING FUND                                ACQUIRING FUND
-----------------------------------------   --------------------------------------
PNC Prime Money Market Fund                 Allegiant Money Market Fund
PNC Government Money Market Fund            Allegiant Government Money Market Fund
PNC Tax-Exempt Money Market Fund            Allegiant Tax Exempt Money Market Fund

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS OF THE SELLING AND ACQUIRING FUNDS

The Selling Funds and the Acquiring Funds are subject to similar, but not identical, fundamental investment limitations. Investment limitations that are fundamental may not be changed by a Fund without the approval of shareholders and requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Fund; or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. Non-fundamental investment restrictions do not require the approval of shareholders and may be changed by the Funds' respective Board of Directors/Trustees. Set forth below is a comparison of the Funds' fundamental and non-fundamental investment limitations. Unless otherwise indicated, the limitations discussed below are fundamental policies of a Selling Fund or Acquiring Fund. Please see the Funds' Statements of Additional Information that are incorporated by reference into this Combined Prospectus/Proxy Statement.

DIVERSIFICATION. Each of the Selling Funds and the Acquiring Funds may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (or, in the case of the Allegiant International Equity Fund, securities issued or guaranteed by any foreign government) if immediately after such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer or, with respect to each Acquiring Fund, a Fund would hold more than 10% of any class of securities of the issuer, or, with respect to each Fund other than the PNC International Equity Fund, more that 10% of the issuer's outstanding voting securities would be held by the Fund, except that (i) up to 25% of each Fund's total assets (other than the PNC Maryland Tax-Exempt Bond Fund and the Allegiant Maryland Tax-Exempt Bond Fund) may be invested without regard to such limitations and (ii) up to 50% of the value of the PNC Maryland Tax-Exempt Bond Fund's and the Allegiant Maryland Tax Exempt Bond Fund's total assets may be invested without regard to such limitations, provided that no more than 25% of the Fund's total assets may be invested in the securities of any one issuer.

LOANS. Except as noted otherwise, each of the Selling Funds and each of the Acquiring Funds may not make loans, except that each Selling Fund and each Acquiring Fund may purchase and hold debt instruments. Additionally, each Selling Fund (except the PNC Tax-Exempt Money Market Fund) and each Acquiring Fund may enter into repurchase agreements in accordance with its investment objective and policies. Further, each Selling Fund (except the PNC Tax-Exempt Money Market Fund) and each Acquiring Fund may lend portfolio securities against collateral equal at all times to at least 100% of the value of the securities loaned and in an amount not exceeding one-third of its total assets. Finally, both the PNC Maryland Tax-Exempt Bond Fund and the PNC Tax-Exempt Limited Maturity Bond Funds may invest in privately arranged loans in accordance with their investment objectives and policies. Loans are subject to credit risks as described under the "Principal Risk Factors."

INDUSTRY CONCENTRATION. Each of the Selling Funds and Acquiring Funds may not purchase securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that the PNC Diversified Real Estate Fund and the Allegiant Diversified Real Estate Fund will concentrate their investments in the securities of issuers principally engaged in the real estate business, and provided further that, (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry. In addition, the Acquiring Funds are permitted to consider personal credit and business credit businesses as separate industries and, for the PNC Prime Money Market Fund, the PNC Government Money Market Fund and the PNC Tax-Exempt Money Market Fund, there is no limitation with respect to obligations issued by domestic branches of U.S. banks. Industry concentration is subject to stock market risks, market trends/style risks, small company risks and allocation risks as described under the section "Principal Risk Factors."

BORROWING AND SENIOR SECURITIES. The borrowing limitations of the Selling Funds and the Acquiring Funds differ in some respects. Each Selling Fund may not borrow money or, except for the PNC Prime Money Market Fund, the PNC Government Money Market Fund and the PNC Tax-Exempt Money Market Fund, issue senior securities, except that a Selling Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% (5% in the case of the PNC International Equity Fund) of the value of its total assets at the time of such borrowing. A Fund (other than the PNC Tax-Exempt Money Market
Fund) will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund's total assets are outstanding. The PNC Tax-Exempt Money Market Fund will not purchase portfolio securities while any borrowings (including reverse repurchase agreements and borrowings from banks) are outstanding. Securities held by a Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

Each Acquiring Fund may not borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. The 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks and enter into reverse repurchase agreements and may mortgage, pledge and hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%. The Acquiring Funds also have a non-fundamental investment limitation that provides that no Fund may purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of the Fund's total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its prospectus or statement of additional information are not deemed to be pledged for purposes of this limitation.

Borrowing is a subject to market risks, bond market risks, and credit risks as described under the heading "Primary Risk Factors of the Selling Funds and Acquiring Funds."

REAL ESTATE. Each of the Selling Funds and the Acquiring Funds may not purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction). Additionally, the PNC Maryland Tax-Exempt Bond, PNC Tax-Exempt Limited Maturity Bond, Allegiant Maryland Tax Exempt Bond and Allegiant Tax Exempt Limited Maturity Bond Funds will invest in municipal obligations secured by real estate or interests therein. The PNC Diversified Real Estate Fund and the Allegiant Diversified Real Estate Fund will invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities and sell any real estate it acquires as a result of a default on debt securities held by the Fund.

UNDERWRITING. The Selling Funds and the Acquiring Funds may not underwrite securities issued by other persons, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting.

COMMODITIES. Each Selling and Acquiring Fund may not invest in commodities or commodities contracts except that, as consistent with its investment objective and policies, an Acquiring Fund may (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices, (b) purchase and sell options on futures contracts and indices, and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. Investments in options, forward contracts, and futures contracts are subject to market risks, credit risks, and counterparty risks as described under the heading "Principal Risk Factors."

MARGIN AND SHORT SALES. Each of the Selling Funds may not purchase securities on margin, make short sales of securities or maintain a short position. However, this investment limitation does not apply to a Selling Fund's transactions in options, futures contracts and related options, if any. Additionally, each Selling Fund, other than the PNC Prime Money Market Fund, PNC Government Money Market Fund and PNC Tax-Exempt Money Market Fund, may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

The Acquiring Funds do not have a fundamental investment limitation with respect to margin or short sales. However, the Acquiring Funds have a non-fundamental investment limitation that is substantially similar to the Selling Funds investment limitation.

Margin and short sales are subject to market risks and credit risks as described under the heading "Principal Risk Factors."

OPTIONS. Each of the Selling Funds may not write or sell put options, call options, straddles, spreads, or any combination thereof, except that (i) the PNC Tax-Exempt Money Market Fund may purchase put options on municipal obligations; and (ii) each of the Selling Funds, except the PNC Prime Money Market Fund, PNC Government Money Market Fund and PNC Tax-Exempt Money Market Fund, may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

The Acquiring Funds do not have a fundamental investment limitation with respect to options. However, the Acquiring Funds have a non-fundamental investment limitation that provides that the Acquiring Funds may not write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Acquiring Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

CONTROL. The Selling Funds and the Acquiring Funds may not purchase securities of companies for the purpose of exercising control. For the Acquiring Funds, this limitation is non-fundamental and may be changed without a shareholder vote.

OTHER RESTRICTIONS. The Acquiring Funds have a non-fundamental investment limitation which provides that no Acquiring Fund may acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

Additionally, the Acquiring Funds have non-fundamental investment limitations prohibiting each Acquiring Fund from investing more than 15% (10% in the case of the Allegiant Money Market Fund, the Allegiant Government Money Market Fund and the Allegiant Tax-Exempt Money Market Fund) of its net assets in illiquid securities or from purchasing securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with an Acquiring Fund's investment practices are not deemed to be pledged.

INVESTMENT ADVISER

On [DATE], 2009, PNC Capital Advisors, Inc., the investment adviser to the Selling Funds, (the "PNC Capital"), and Allegiant Asset Management Company, the investment adviser to the Acquiring Funds, (the "Allegiant") merged to form PNC Capital Advisors, LLC, (the "Adviser"). Effective that date, the Adviser serves as investment adviser to the Selling Funds and the Acquiring Funds. As a result of the business combination, shareholders of the Selling Funds are being asked to approve new investment advisory agreements with the Adviser (see Proposal 2 below). Shareholders of the Acquiring Funds are receiving a separate proxy statement to also approve a new investment advisory agreement with the Adviser. The Adviser's principal offices are located at [ADDRESS]. As a result of the business combination of PNC Capital and the Allegiant, the Adviser has [$$] billion of assets under management as of September 30, 2009. The Adviser, and its predecessor firms, PNC Capital and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. ("PNC"). PNC acquired National City Corporation, the indirect parent company of Allegiant, on December 31, 2008. For more information about the Adviser, see Proposal 2 below.

INVESTMENT ADVISORY FEES

The tables below show the advisory fees the Adviser is entitled to under their investment advisory agreements and the fees received before and after fee waivers for the fiscal year ended May 31, 2009 by PNC Capital and Allegiant. The Allegiant Diversified Real Estate Fund, Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund are newly formed. The advisory fees described below for those Funds are based on contractual rates and the net fees are after voluntary waivers.

PNC CAPITAL OPPORTUNITIES FUND/ALLEGIANT SMALL CAP CORE FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Capital Opportunities Fund     1.30% of the first $1 billion of average   0.76%
                                   daily net assets plus 1.20% of average
                                   daily net assets in excess of $1 billion

Allegiant Small Cap Core Fund      1.00% of the first $500 million of         N/A
                                   average daily net assets plus 0.95% of
                                   average daily net assets between $500
                                   million and $1 billion and 0.90% of
                                   average daily net assets over $1
                                   billion

PNC DIVERSIFIED REAL ESTATE FUND/ALLEGIANT DIVERSIFIED REAL ESTATE FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Diversified Real Estate Fund   0.80% of the first $1 billion of average   0.46%
                                   daily net assets plus 0.60% of average
                                   daily net assets in excess of $1 billion

Allegiant Diversified Real
   Estate Fund                     0.80% of average daily net assets          N/A

PNC GOVERNMENT MONEY MARKET FUND/ALLEGIANT GOVERNMENT MONEY MARKET FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Government Money Market Fund   0.25% of the first $1 billion of average   0.20%
                                   daily net assets plus 0.20% of average
                                   daily net assets in excess of $1 billion

Allegiant Government Money
   Market Fund                     0.25% of average daily net assets          N/A

PNC INTERNATIONAL EQUITY FUND/ALLEGIANT INTERNATIONAL EQUITY FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC International Equity Fund      1.22%(1) of the first $1 billion of        0.78%
                                   average daily net assets plus 0.90% of
                                   average daily net assets in excess of $1
                                   billion

Allegiant International Equity
   Fund                            1.00%(2) of average daily net assets       N/A

PNC LIMITED MATURITY BOND FUND/ALLEGIANT LIMITED MATURITY BOND FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Limited Maturity Bond Fund     0.35% of the first $1 billion of average   0.15%
                                   daily net assets plus 0.20% of average
                                   daily net assets in excess of $1 billion

Allegiant Limited Maturity
   Bond Fund                       0.35%(2) of average daily net assets       N/A

PNC MARYLAND TAX-EXEMPT BOND FUND/ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Maryland Tax-Exempt Bond
   Fund                            0.50% of the first $1 billion of average   0.10%
                                   daily net assets plus 0.25% of average
                                   daily net assets in excess of $1 billion

Allegiant Maryland Tax Exempt
   Bond Fund                       0.40% of average daily net assets          N/A

PNC NATIONAL TAX-EXEMPT BOND FUND/ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC National Tax-Exempt Bond
   Fund                            0.50% of the first $1 billion of average   0.20%
                                   daily net assets plus 0.25% of average
                                   daily net assets in excess of $1 billion

Allegiant Intermediate Tax
   Exempt Bond Fund                0.40% of average daily net assets          N/A

PNC PRIME MONEY MARKET FUND/ALLEGIANT MONEY MARKET FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Prime Money Market Fund        0.25% of the first $1 billion of average   0.21%
                                   daily net assets plus 0.20% of average
                                   daily net assets in excess of $1 billion

Allegiant Money Market Fund        0.25% of average daily net assets          N/A

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND/ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Tax-Exempt Limited Maturity
   Bond Fund                       0.50% of the first $1 billion of average   0.16%
                                   daily net assets plus 0.25% of average
                                   daily net assets in excess of $1 billion

Allegiant Tax Exempt Limited
   Maturity Bond Fund              0.40% of average daily net assets          N/A

PNC TAX-EXEMPT MONEY MARKET FUND/ALLEGIANT TAX EXEMPT MONEY MARKET FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Tax-Exempt Money Market Fund   0.25% of the first $1 billion of average   0.19%
                                   daily net assets plus 0.20% of average
                                   daily net assets in excess of $1 billion

Allegiant Tax Exempt Money
   Market Fund                     0.20%(2) of average daily net assets       0.15%

PNC TOTAL RETURN BOND FUND/ALLEGIANT TOTAL RETURN ADVANTAGE FUND

FUND NAME                          CONTRACTUAL ADVISORY FEES                  NET OF FEE WAIVERS
--------------------------------   ----------------------------------------   ------------------
PNC Total Return Bond Fund         0.35% of the first $1 billion of average   0.20%
                                   daily net assets plus 0.20% of average
                                   daily net assets in excess of $1 billion

Allegiant Total Return Advantage
   Fund                            0.40% of average daily net assets          N/A

----------
(1) The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to GEAM at the annual fee rate of 0.60% on average net assets of its managed portion up to $50 million, 0.55% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million. The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to Morgan Stanley at the annual fee rate of 0.80% of the first $25 million of the average daily net assets of its managed portion, 0.60% of the next $25 million, 0.50% of the next $25 million, and 0.40% of average daily net assets in excess of $75 million.

(2) From its advisory fee, the Adviser pays a sub-advisory fee to Polaris and GEAM (effective September 30, 2009) based on the portion of assets of the Allegiant International Equity Fund allocated to each as follows: Polaris receives 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million. GEAM is entitled to receive: 0.55% on average net assets of its managed portion up to $50 million, 0.50% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million.

(3) A voluntary waiver of investment advisory fees by the Adviser to 0.15% of daily average net assets is expected to remain in effect until at least [May 31, 2010] but may be changed or terminated by the Adviser at any time.

A discussion regarding the basis for the PNC Fund Board's approval of the Selling Funds' investment advisory contracts is available in the Selling Funds' semi-annual reports to shareholders for the period ended November 30, 2008. A discussion regarding the basis for the Allegiant Funds' Board's approval of certain of the Acquiring Funds' investment advisory contracts is available in the Acquiring Funds' semi-annual reports to shareholders for the period ended November 30, 2008. The Allegiant Diversified Real Estate Fund, Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund are newly formed. A discussion regarding the basis for the Allegiant Funds' Board's approval of those Funds' investment advisory contracts will available in the Acquiring Funds' annual reports to shareholders for the period ended
May 31, 2010.

SUB-ADVISERS

SELLING FUNDS

GE Asset Management Incorporated ("GEAM") and Morgan Stanley Investment Management ("Morgan Stanley") serve as sub-advisers to a portion of the PNC International Equity Fund. GEAM is located at 3001 Summer Street, Stamford, Connecticut, 06904. As of August 31, 2009, GEAM managed approximately $[---] billion in assets. Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA. As of August 31, 2009, Morgan Stanley managed approximately $[---] million in assets. The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to GEAM at the annual fee rate of 0.60% on average net assets of its managed portion up to $50 million, 0.55% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million. The Adviser pays sub-advisory fees with respect to the portion of assets of the PNC International Equity Fund allocated to Morgan Stanley at the annual fee rate of 0.80% of the first $25 million of the average daily net assets of its managed portion, 0.60% of the next $25 million, 0.50% of the next $25 million, and 0.40% of average daily net assets in excess of $75 million.


ACQUIRING FUNDS

GEAM and Polaris serve as sub-advisers to a portion of the Allegiant International Equity Fund. The Adviser also manages a portion of the Allegiant International Equity Fund. GEAM is located at 3001 Summer Street, Stamford, Connecticut, 06904. As of August 31, 2009, GEAM managed approximately $[---] billion in assets. Polaris is located at 125 Summer Street, Suite 1470, Boston, Massachusetts 02110. GEAM commenced sub-advising a portion of the Allegiant International Equity Fund on September 30, 2009. The Adviser pays sub-advisory fees with respect to the portion of assets of the Acquiring Fund allocated to GEAM at the annual fee rate of 0.55% on average net assets of its managed portion up to $50 million, 0.50% on the second $50 million, 0.45% on the third $50 million and 0.40% on average net assets in excess of $150 million. The Adviser pays sub-advisory fees with respect to the portion of assets of the Acquiring Fund allocated to Polaris at the annual fee rate of 0.35% of the first $125 million of assets managed, 0.40% of assets managed between $125 million and $200 million and 0.50% of assets managed over $200 million.

MANAGER OF MANAGERS STRUCTURE

Allegiant Funds and the Predecessor Allegiant Funds Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Predecessor Allegiant Funds Adviser (as well as the New Adviser), with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, the New Adviser has the ultimate responsibility, subject to oversight by the Allegiant Funds' Board, for overseeing the Funds' sub-advisers and recommending to the Board their hiring, termination or replacement. The New Adviser may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure for any of the Funds. Currently, the International Equity Fund operates under a manager of managers structure. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.

PORTFOLIO MANAGERS

ACQUIRING FUNDS' PORTFOLIO MANAGEMENT TEAMS

NAME                                         BUSINESS EXPERIENCE
-------------------------------------------  ---------------------------------------------------------------------------------------
SMALL CAP CORE EQUITY INVESTMENT MANAGEMENT TEAM: ALLEGIANT SMALL CAP CORE FUND

Gordon A. Johnson                            Mr. Johnson has overall responsibility for the team's investment operations.
Managing Director
Years with the Adviser: 5                    Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
Industry experience: 24 years                Johnson was the President and Chief Investment Officer of Investment Counselors, the
                                             former sub-adviser to the Small Cap Core Fund, since 1985.

James E. Mineman                             Mr. Mineman is responsible for coordinating the equity research process for the Small
Portfolio Manager                            Cap Core Fund.
Years with the Adviser: 5
Industry experience: 15 years                Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr.
                                             Mineman was the Director of Equity Research at Investment Counselors, the former sub-adviser to the Small Cap Core Fund, since 1994.

Peter A. Roy, CFA                            Mr. Roy is responsible for implementing and managing the investment philosophy.
Senior Analyst
Years with the Adviser: 5                    Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Mr. Roy
Industry experience: 9 years                 was a portfolio manager at Investment Counselors, the former sub-adviser to the Small
                                             Cap Core Fund, since 2003.  Prior to 2003, Mr. Roy was a portfolio manager for
                                             Allegiant Trust Company.

Lisa A. Teter                                Ms. Teter is responsible for portfolio management and trading for the Small Cap Core
Senior Analyst                               Fund.
Years with the Adviser: 5
Industry experience: 15 years                Prior to Investment Counselors' merger with the Adviser on December 31, 2005, Ms. Teter was a portfolio manager at Investment Counselors, the former sub-adviser to the Small
                                             Cap Core Fund, since 1994.

NAME                                         BUSINESS EXPERIENCE
-------------------------------------------  ---------------------------------------------------------------------------------------
M. Jed Ellerbroek, Jr., CFA                  Mr. Ellerbroek is responsible for providing security analysis and idea generation to
Analyst                                      the portfolio management process for the Small Cap Core Fund.
Years with the Adviser: 1
Industry experience: 4 years                 Prior to joining the Adviser in 2008, Mr. Ellerbroek was an associate analyst at
                                             Wachovia Capital Markets.

DIVERSIFIED REAL ESTATE FUND

David E. Ferguson, CFA                       Mr. Ferguson is a Senior Vice President and Managing Director of PCA. He has been with
Portfolio Manager                            PCA and its predecessor since 1998. He has managed the Fund since 1998.
Years with the Adviser: 11
Industry experience: 11

INTERNATIONAL EQUITY INVESTMENT MANAGEMENT TEAM, GEAM AND POLARIS (SUB-ADVISERS): ALLEGIANT INTERNATIONAL EQUITY FUND

Bernard R. Horn, Jr.                         Mr. Horn is responsible for the day-to-day management of the International Value
President and Chief Investment Officer,      Component of the International Equity Fund.
Polaris Capital
Management, LLC (sub-adviser)                Mr. Horn has been with Polaris, sub-adviser for the International Equity Fund, since
Years with the Sub-Adviser: 14               1995.
Industry experience: 28 years

Sumanta Biswas, CFA                          Mr. Biswas is responsible for research and assisting in management of the International
Assistant Portfolio Manager, Polaris         Value Component of the International Equity Fund.
Capital Management, LLC (sub-adviser)
Years with the Sub-Adviser: 7                Mr. Biswas joined Polaris in 2002.
Industry experience: 11 years

Ralph R. Layman, CFA                         Mr. Layman has led the GEAM team since joining GEAM in 1991.
President and Co-Chief Investment Officer
of GEAM (sub-adviser)
Years with the Adviser: 18
Industry experience: ___ years

Brian Hopkinson, AIA                         Mr. Hopkinson is responsible for portfolio management of the International Equity Fund.
Senior Vice President of GEAM (sub-adviser)
Years with the Adviser: 12                   Mr. Hopkinson joined GEAM in 1996.
Industry experience: ___ years

NAME                                         BUSINESS EXPERIENCE
-------------------------------------------  ---------------------------------------------------------------------------------------
Paul Nestro, CFA                             Mr. Nestro is responsible for portfolio management of the International Equity Fund.
Senior Vice President of GEAM (sub-adviser)
Years with the Adviser: 16                   Mr. Nestro joined GEAM in 1993.
Industry experience: ___ years

Jonathan L. Passmore                         Mr. Passmore is responsible for portfolio management of the International Equity Fund.
Senior Vice President of GEAM (sub-adviser)
Years with the Adviser: 8
Industry experience: ___ years               Mr. Passmore joined GEAM in 2001.

Michael J. Solecki, CFA                      Mr. Solecki is responsible for portfolio management of the International Equity Fund.
Co-Chief Investment Officer of GEAM
(sub-adviser)
Years with the Adviser: 19                   Mr. Solecki joined GEAM in 1990.
Industry experience: ___ years

Makoto Sumino, CFA                           Mr. Sumino is responsible for portfolio management of the International Equity Fund.
Senior Vice President and Director of the
International Equity Research Team of GEAM   Mr. Sumino joined GEAM in 1996.
(sub-adviser)
Years with the Adviser: 12
Industry experience: ___ years

TAXABLE FIXED INCOME MANAGEMENT TEAM: ALLEGIANT LIMITED MATURITY BOND FUND AND ALLEGIANT TOTAL RETURN ADVANTAGE FUND

Andrew D. Harding                            Mr. Harding has primary responsibility for taxable fixed income strategy and
Chief Investment Officer, Fixed Income       performance at the Adviser.
Years with the Adviser: 9
Industry experience: 28 years                Mr. Harding has been with the Adviser since 2000.

Brendan J. Burke                             Mr. Burke is primarily responsible for portfolio management and corporate credit
Portfolio Manager, Fixed Income              research.
Years with the Adviser: 7
Industry experience: 12 years                Prior to joining the Adviser in 2002, Mr. Burke was a Vice President with ASB Capital
                                             Management where he was responsible for corporate bond research and trading Investment
                                             Grade corporate bonds.

NAME                                         BUSINESS EXPERIENCE
-------------------------------------------  ---------------------------------------------------------------------------------------
Joshua B. Kakel                              Mr. Kakel is primarily responsible for managing enhanced cash and short fixed income
Portfolio Manager, Fixed Income              portfolios.
Years with the Adviser: 10
Industry experience: 10 years                Mr. Kakel has been with the Adviser and its predecessors since 1999.

Mark A. Lozina, CFA                          Mr. Lozina has day-to-day responsibility for fixed income security and portfolio
Portfolio Manager, Short Duration            research.
Years with the Adviser: 7
Industry experience: 13 years                Mr. Lozina has been with the Adviser since 2002.

TAX EXEMPT FIXED INCOME TEAM: ALLEGIANT MARYLAND TAX EXEMPT BOND FUND, ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND AND ALLEGIANT TAX
EXEMPT LIMITED MATURITY BOND FUND

Stephen Winterstein                          Mr. Winterstein has overall responsibility for the team's investment operations.
Managing Director, Municipal Bonds
Years with the Adviser: 16                   Mr. Winterstein has been with the Adviser since 1993.
Industry experience: [__] years

Adam Mackey                                  Mr. Mackey has responsibility for portfolio management and trading for municipal bonds.
Portfolio Manager, Municipal Bonds
Years with the Adviser:  8                   Mr. Mackey joined the Adviser in 2001. Prior to joining the Adviser, he was a
Industry experience: [__] years              municipal bond trader at the Vanguard Group.

Ms. Rebecca Rogers                           Ms. Rogers leads the municipal bond trading desk and is responsible for the execution
Portfolio Manager, Municipal Bonds           of trades.
Years with the Adviser: 9
Industry experience: [__] years              Prior to joining the Adviser in 2000, Ms. Rogers in the institutional sales group of
                                             A.H. Williams.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Allegiant Funds is described in the Statement of Additional Information. Portfolio manager information for the Selling Funds is in the Selling Funds' prospectuses and Statement of Additional Information.

PRINCIPAL UNDERWRITER

SELLING FUNDS. PNC Fund Distributor, LLC, with its principal offices located at 100 Summer Street, Boston, Massachusetts 02110, serves as the principal underwriter of the Selling Funds.

ACQUIRING FUNDS. Professional Funds Distributor, LLC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the principal underwriter of the Acquiring Funds.

CO-ADMINISTRATION SERVICES

SELLING FUNDS. The Adviser also serves as administrator to the PNC Funds pursuant to an Administration Agreement dated as of May 28, 1993 and amended through May 13, 2008 between the Company and a predecessor of the Adviser. The Adviser has entered into a Sub-Administration Agreement with PNC Global Investment Services (U.S.) Inc. ("PNC-GIS"), a subsidiary of PNC, to serve as the sub-administrator. PNC-GIS is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

ACQUIRING FUNDS. PNC-GIS, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, and the Adviser serve as co-administrators to the Acquiring Funds.

CUSTODIAN

SELLING FUNDS. Fifth Third Bank with principal offices at 38 Fountain Square Plaza, Cincinnati, OH 45263 serves as custodian to the Selling Funds.

ACQUIRING FUNDS. PFPC Trust Company, with offices at, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian to the Acquiring Funds.

TRANSFER AGENT

SELLING FUNDS. PNC-GIS, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer and dividend disbursing agent for the Selling Funds.

ACQUIRING FUNDS. PNC-GIS, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as transfer and dividend disbursing agent for the Acquiring Funds.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

Described below are the procedures for the purchase, exchange and redemption of shares of the Selling Funds and the Acquiring Funds. You should refer to the Allegiant Funds prospectuses (a copy of the appropriate Allegiant Fund's prospectus accompanies this Proxy Statement) for specific procedures applicable to the purchases, exchanges and redemptions of shares of the Acquiring Funds. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the shares of the Selling Funds and the Acquiring Funds.

PURCHASE PROCEDURES: SELLING FUNDS. Shareholders of the Selling Funds may purchase Class A Shares and Class C Shares by mail or express delivery, or by wire, or by telephone, or by Automatic Investment Plan, or from trust or banking departments of PNC Bank or PNC Bank, Delaware, another financial intermediary that has entered into an agreement with the Selling Funds' distributor to sell shares, or directly through a financial intermediary, or directly from the PNC Funds. Class A Shares of certain Selling Funds impose sales charges, see the heading "Sales Charges" below.

Shareholders of the Selling Funds may purchase Institutional Shares by mail or express delivery, or by wire, or by telephone, or by Automatic Investment Plan, or from the trust or banking departments of PNC Bank or PNC Bank, Delaware, or another financial intermediary that has entered into an agreement with the Selling Funds' distributor to sell shares, or if you had an Institutional Shares account directly with the Selling Funds on September 30, 2002, or directly from the PNC Funds if you are investing $1 million or more with the Selling Funds. Institutional Shares do not impose sales charges.

The Selling Funds are open for business each day the New York Stock Exchange
(NYSE) is open. Selling Fund shares will not be priced on days the NYSE is closed. The price of each share class of each of the equity and bond Selling Funds is calculated every business day, as of the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time. With respect to the PNC Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern time, and, with respect to the PNC Prime Money Market Fund and PNC Government Money Market Fund, at 3:00 p.m. Eastern time. If the bond market closes early due to a holiday, a scheduled half-day or an unscheduled suspension of trading, the PNC Prime Money Market Fund and PNC Government Money Market Fund will stop taking purchase orders after 11:00 a.m. Eastern time, but will continue to honor redemption requests up to the normal closing time of 3:00 p.m. Eastern time.

If the Selling Funds' transfer agent receives an order to buy or sell shares before the close of a Selling Fund's business hours (as described above) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a Selling Fund's business hours will be processed at the next business day's share price. A representative of the shareholder's financial institution will tell you when your order will be processed. It is the responsibility of the shareholder's financial institution to promptly forward an order to the Selling Fund. Certain institutions are permitted to transmit their orders to the Selling Funds after the close of business hours if the institution has entered into an agreement with the Selling Funds that permits later transmissions of timely orders for the Selling Funds, and the order must carry a time-stamp indicating that the institution received the order from the shareholder before the close of a Selling Fund's business hours.

The minimum initial investment for Class A Shares and Class C Shares is $1,000 and the minimum subsequent investment amount is $100. The minimum aggregate initial investment for Class I Shares is $1 million and the minimum subsequent investment amount is $100.

SALES CHARGES: SELLING FUNDS. Class A Shares of the Selling Funds assess front-end sales charges which vary based on the amount being invested and the type of Fund you're investing in:

EQUITY FUNDS

                                              Equaling approximately this
If you invest         This much is deducted   much of your net investment
-------------         ---------------------   ---------------------------
Up to $99,999                  4.75%                     4.99%
$100,000 - $249,999            3.50%                     3.63%
$250,000 - $499,999            2.50%                     2.56%
$500,000 - $999,999            2.00%                     2.04%
$1 million or more             0.00%*                    0.00%

BOND FUNDS

                                              Equaling approximately this
If you invest         This much is deducted   much of your net investment
-------------         ---------------------   ---------------------------
Up to $99,999                 4.25%                      4.44%
$100,000 - $249,999           3.00%                      3.09%
$250,000 - $499,999           2.00%                      2.04%
$500,000 - $999,999           1.50%                      1.52%
$1 million or more            0.00%*                     0.00%

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more in the Selling Funds. However, there is a 1% Contingent Deferred Sales Charge on any sale within one year of buying them except in the case of Systematic Withdrawal Plans.

There are no sales charges on Class A Shares of the Selling Funds' money market Funds.

PURCHASE PROCEDURES: ACQUIRING FUNDS. Shareholders of the Acquiring Funds may purchase Class A Shares and Class C Shares via the Internet, or by mail, or by telephone with wire transfer, or by Automated Clearing House, or by Planned Investment Program, or by exchange of shares of an Acquiring Fund for the same class of shares of another Acquiring Fund, or by Systematic Exchange Program, or through a financial intermediary. Class A Shares and Class C Shares are sold to individuals, corporate investors and retirement plans. Class A Shares of certain Acquiring Funds impose sales charges, see the heading "Sales Charges" below.

Shareholders of the Acquiring Funds may purchase Class I Shares via the Internet, or by mail, or by telephone with wire transfer, or by Automated Clearing House, or by exchange of Class I Shares of an Acquiring Fund for Class I shares of another Acquiring Fund, or through a financial intermediary. Class I Shares may be purchased directly by institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. Class I Shares do not impose sales charges.

You may purchase shares on any day that New York Stock Exchange (NYSE) is open for business ("Business Day"). Shares cannot be purchased by wire transactions on days when banks are closed. The Selling and Acquiring Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form, plus in the case of certain Class A Shares, the applicable front-end sales charge. Daily NAV of each of the non-Money Market Acquiring Funds is calculated each Business Day at the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time. With respect to the Allegiant Tax Exempt Money Market Fund, the price of each share class is calculated each Business Day at 1:00 p.m. Eastern time and 4:00 p.m. Eastern time (or close of trading on the NYSE). With respect to the Allegiant Money Market and Allegiant Government Money Market Funds, the price of each share class is calculated each Business Day at 4:00 p.m. Eastern time (or close of trading on the NYSE).The deadline for submitting a purchase order for each of the non-money market Acquiring Funds to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV for the Allegiant Tax Exempt Money Market Fund is 11:45 a.m. Eastern time. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV for the Allegiant Money Market and Allegiant Government Money Market Funds is 3:30 p.m. Eastern time.

If you use a financial intermediary, the financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Acquiring Funds or their transfer agent on time. The Acquiring Funds may authorize certain financial intermediaries to receive, on behalf of the Acquiring Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day, and the order will be priced at the Fund's NAV per share next determined after such receipt by the financial intermediary, adjusted for any applicable sales charge.

The minimum initial investment for Class A and Class C Shares is $1,000 and there is no subsequent minimum investment. The minimum initial and monthly investment for the Planned Investment Program for Class A and Class C Shares is $50. Class I Shares have no minimum initial investment except that employees, directors, officers, and retirees of Allegiant, PNC Financial Services Group, Inc. or any of its affiliates, the Funds' co-administrators, underwriter or any investment sub-adviser to the Acquiring Funds and their immediate families (spouse, parents, siblings, children and grandchildren) may purchase Class I Shares subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. Planned Investment Programs are subject to a $50 monthly minimum investment.

SALES CHARGES: ACQUIRING FUNDS

Front-End Sales Charges - Class A Shares

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

SMALL CAP CORE, DIVERSIFIED REAL ESTATE AND INTERNATIONAL EQUITY FUNDS

                                                               DEALERS'
                      SALES CHARGE AS                        REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED    PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
Less than $25,000          5.50%             5.82%               5.00%
$25,000 but less
   than $50,000            5.25%             5.54%               4.75%
$50,000 but less
   than $100,000           4.75%             4.99%               4.25%
$100,000 but less
   than $250,000           3.75%             3.90%               3.25%
$250,000 but less
   than $500,000           3.00%             3.09%               2.50%

                                                               DEALERS'
                      SALES CHARGE AS                        REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED    PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
$500,000 but less
   than $1,000,000         2.00%             2.04%               1.50%
$1,000,000 or more*        0.00%             0.00%               0.00%

LIMITED MATURITY BOND FUND

                                                               DEALERS'
                      SALES CHARGE AS                        REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED    PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
Less than $100,000         2.00%              2.04%             1.50%
$100,000 but less
   than $250,000           1.50%              1.52%             1.25%
$250,000 but less
   than $500,000           1.00%              1.01%             0.75%
$500,000 but less
   than $1,000,000         0.50%              0.50%             0.25%
$1,000,000 or more*        0.00%              0.00%             0.00%

MARYLAND TAX EXEMPT BOND, INTERMEDIATE TAX-EXEMPT BOND AND TAX EXEMPT LIMITED MATURITY BOND FUNDS

                                                               DEALERS'
                      SALES CHARGE AS                        REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
Less than $100,000          3.00%             3.09%             2.50%
$100,000 but less
   than $250,000            2.00%             2.04%             1.50%
$250,000 but less
   than $500,000            1.50%             1.52%             1.00%
$500,000 but less
   than $1,000,000          1.00%             1.01%             0.50%
$1,000,000 or more*         0.00%             0.00%             0.00%

TOTAL RETURN ADVANTAGE FUND

                                                               DEALERS'
                      SALES CHARGE AS                         REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
Less than $50,000           4.50%             4.71%              4.00%
$50,000 but less
   than $100,000            4.00%             4.17%              3.50%
$100,000 but less
   than $250,000            3.75%             3.90%              3.25%

$250,000 but less
   than $500,000            2.50%             2.56%              2.00%
$500,000 but less
   than $1,000,000          2.00%             2.04%              1.50%
$1,000,000 or more*         0.00%             0.00%              0.00%

* There is no front-end sales charge on purchases of Class A Shares of the Acquiring Funds' money market Funds. In addition, there is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more in all Acquiring Funds and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed 1.00% of the amount invested with respect to the Small Cap Core, Diversified Real Estate and International Equity Funds, and 0.50% of the amount invested with respect to the Limited Maturity Bond, Maryland Tax Exempt Bond, Intermediate Tax Exempt Bond, Tax Exempt Limited Maturity Bond and Total Return Advantage Funds. If you redeem Small Cap Core, Diversified Real Estate or International Equity Fund shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 1.00% will be assessed against your account. If you redeem Maryland Tax Exempt Bond, Intermediate Tax-Exempt Bond, Tax Exempt Limited Maturity Bond or Total Return Advantage Fund shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 0.50% will be assessed against your account. If you redeem Limited Maturity Bond Fund shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 0.25% will be assessed against your account.

REDEMPTION PROCEDURES: SELLING FUNDS. Shareholders of the Selling Funds may sell Class A Shares, Class C Shares and Institutional Class Shares by contacting their investment adviser or the Selling Funds' transfer agent, or by mail, or by telephone, or by Systematic Withdrawal Plan. For Class A Shares, Class C Shares and Institutional Class Shares the minimum redemption is $100 for redemptions via the Systematic Withdrawal Plan.

The sale price of each share for a redemption request received in good order by the Selling Fund before the close of a Fund's business hours will be processed at the share price calculated that day. Redemption requests received after the close of a Fund's business hours will be processed at the next business day's share price.

Ordinarily, when shares are sold, the Selling Funds normally send out money within one business day of when the order is processed, although it could take up to seven days. Proceeds can be remitted by check, or sent to a bank account by Automated Clearing House if $100 or more, or by wire if $1,000 or more.

REDEMPTION PROCEDURES: ACQUIRING FUNDS. Shareholders of the Acquiring Funds may sell their Class A Shares and Class C Shares through the Internet, or by telephone, or through the Systematic Withdrawal Plan, or through a financial intermediary. Shareholders of the Acquiring Funds may sell their Class I Shares through the Internet, or by telephone, or through a financial intermediary.

For Class A and Class C shares the minimum redemption is $100 for redemption requests made through the Internet or by telephone or the Systematic Withdrawal Plan. For Class I Shares the minimum redemption is $100 for a redemption request made through the Internet. A financial intermediary may charge a fee for its services.

The sale price of each share for redemption requests received in good order by the Acquiring Funds will be the next NAV determined, less any applicable deferred sales charge.

Normally, redemption proceeds will be sent within seven days after receipt of the request in good order. Proceeds can be wired to a bank account or sent by check. The Acquiring Funds do not charge a fee to wire funds; however, financial institutions may charge a fee.

EXCHANGE PROCEDURES: SELLING FUNDS

CLASS A AND C SHARES. Shareholders of the Selling Funds may exchange some or all of their Class A or Class C Shares of one Selling Fund for the same class of shares of any other Selling Fund, as long as those shares may legally be sold in your state. In general, there are no sales charges when you exchange from one Selling Fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver (see "Choosing A Share Class" in the Selling Funds' prospectus), you will be charged the sales charge on the Fund into which you're exchanging. Note that once you have paid a sales charge, you'll be given credit for having paid that charge in all future exchanges of the money involved.

INSTITUTIONAL SHARES. Shareholders of the Selling Funds may exchange some or all of their Institutional Shares of one Selling Fund for the same class of shares of any other Selling Fund, as long as those shares may legally be sold in your state.

Exchange privileges will terminate if any shareholder makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter, in a calendar year if the Funds' administrator determines that the shareholder is engaging in market timing.

EXCHANGE PROCEDURES: ACQUIRING FUNDS

Shareholders of the Acquiring Funds may exchange shares of an Acquiring Fund for the same class of shares of another Acquiring Fund.

CLASS A SHARES. Shareholders may exchange Class A Shares of any Acquiring Fund for Class A Shares of any other Acquiring Fund. If shareholders exchange shares that were purchased without a sales charge into an Acquiring Fund with a sales charge, that exchange is subject to the sales charge applicable to the new Acquiring Fund. If a shareholder exchanges shares into an Acquiring Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

CLASS C SHARES. Shareholders may exchange Class C Shares of any Acquiring Fund for Class C Shares of any other Acquiring Fund. No contingent deferred sales charge is imposed on redemptions of shares acquired in an exchange in this manner, provided shares are held for at least 18 months from the initial purchase.

CLASS I SHARES. Shareholders may exchange Class I Shares of any Acquiring Fund for Class I Shares of any other Acquiring Fund. Shareholders may also exchange Class I Shares of the Acquiring Funds for Institutional Shares of the Advantage Fund. Exchanges into Institutional Shares of the Advantage Fund are subject to certain minimum initial and subsequent investment requirements.

Exchanges into or out of a non-money market Selling Fund are limited to no more than six "round trip" transactions - a Fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any twelve-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Class A and Class C Shares of the Selling Funds and Acquiring Funds are subject to a distribution plan under Rule 12b-1 (each a "Plan" and, collectively, the "Plans") which allows the Funds to reimburse expenses related to the sale and distribution of their shares. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The table below indicates the fees expected to be incurred under the Plans for the current fiscal year. Unless otherwise noted, the fees shown also represent the maximum amount payable under each Plan.

DISTRIBUTION (12B-1) FEES

              PNC CAPITAL      ALLEGIANT SMALL CAP    ALLEGIANT SMALL CAP
          OPPORTUNITIES FUND        CORE FUND        CORE FUND(PRO FORMA)
          ------------------   -------------------   --------------------
Class A           0.25%              0.05%(1)               0.05%(1)
Class C           0.75%              0.75%                  0.75%
Class I           None               None(1)                None(1)

          PNC DIVERSIFIED REAL      ALLEGIANT DIVERSIFIED
              ESTATE FUND        REAL ESTATE FUND (PRO FORMA)
          --------------------   ----------------------------
Class A           0.25%                      0.05%
Class C           0.75%                      0.75%
Class I           None                       None

          PNC GOVERNMENT MONEY   ALLEGIANT GOVERNMENT        ALLEGIANT GOVERNMENT
              MARKET FUND          MONEY MARKET FUND    MONEY MARKET FUND (PRO FORMA)
          --------------------   --------------------   -----------------------------
Class A           0.00%(2)              0.00%(1)                    0.00%(1)
Class C           0.00%(2)              N/A                         N/A
Class I           None                  None(1)                     None(1)

          PNC INTERNATIONAL   ALLEGIANT INTERNATIONAL   ALLEGIANT INTERNATIONAL
             EQUITY FUND            EQUITY FUND         EQUITY FUND (PRO FORMA)
          -----------------   -----------------------   -----------------------
Class A          0.25%               0.05%(1)                   0.05%(1)
Class C          0.75%               0.75%                      0.75%
Class I          None                None(1)                    None(1)

          PNC LIMITED MATURITY    ALLEGIANT LIMITED   ALLEGIANT LIMITED MATURITY
                BOND FUND        MATURITY BOND FUND     BOND FUND (PRO FORMA)
          --------------------   ------------------   --------------------------
Class A           0.25%               0.03%(1)                 0.03%(1)
Class C           0.75%               0.75%                    0.75%
Class I           None                None(1)                  None(1)

              PNC MARYLAND       ALLEGIANT MARYLAND TAX-EXEMPT
          TAX-EXEMPT BOND FUND        BOND FUND (PRO FORMA)
          --------------------   -----------------------------
Class A           0.25%                    0.03%(1)
Class C           0.75%                    0.75%
Class I           None                     None

                                                          ALLEGIANT INTERMEDIATE
              PNC NATIONAL       ALLEGIANT INTERMEDIATE    TAX EXEMPT BOND FUND
          TAX-EXEMPT BOND FUND    TAX EXEMPT BOND FUND         (PRO FORMA)
          --------------------   ----------------------   ----------------------
Class A           0.25%                  0.03%(1)                 0.03%(1)
Class C           0.75%                  0.75%                    0.75%
Class I           None                   None(1)                  None(1)

          PNC PRIME MONEY MARKET   ALLEGIANT MONEY MARKET   ALLEGIANT MONEY MARKET
                  FUND                     FUND                FUND (PRO FORMA)
          ----------------------   ----------------------   ----------------------
Class A           0.00%(2)                 0.00%(1)                0.00%(1)
Class C           0.00%(2)                 N/A                     N/A
Class I           None                     None(1)                 None(1)

                                    ALLEGIANT TAX-EXEMPT
          PNC TAX-EXEMPT LIMITED   LIMITED MATURITY BOND
            MATURITY BOND FUND        FUND (PRO FORMA)
          ----------------------   ---------------------
Class A            0.25%                    0.03%(1)
Class C            0.75%                    0.75%
Class I            None                     None

                                                        ALLEGIANT TAX EXEMPT
          PNC TAX-EXEMPT MONEY   ALLEGIANT TAX EXEMPT    MONEY MARKET FUND
               MARKET FUND         MONEY MARKET FUND         (PRO FORMA)
          --------------------   --------------------   --------------------
Class A         0.00%(2)                0.03%(1)               0.03%(1)
Class C         0.00%(2)                N/A                    N/A
Class I         None                    None(1)                None(1)

                                                      ALLEGIANT TOTAL RETURN
          PNC TOTAL RETURN   ALLEGIANT TOTAL RETURN       ADVANTAGE FUND
              BOND FUND          ADVANTAGE FUND             (PRO FORMA)
          ----------------   ----------------------   ----------------------
Class A         0.25%               0.03%(1)                 0.03%(1)
Class C         0.75%               0.75%                    0.75%
Class I         None                None(1)                  None(1)

----------
(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year. Distribution (12b-1) Fees have been restated to reflect the termination of the Rule 12b-1 Plan for Class I on June 18, 2009.

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Selling Fund's Class A and Class C Shares during the current fiscal year. The Selling Fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to a Rule 12b-1 Plan. The Selling Fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the Selling Fund's total operating expenses and expects such payments to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

SHAREHOLDER SERVICE PLANS

Each of the Selling Funds has adopted a distribution and service plan with respect to its Class A Shares and Class C Shares, while each of the Acquiring Funds has adopted a shareholder services plan with respect to its Class A Shares and Class C Shares. Accordingly, each share class may pay for services provided by financial institutions to its shareholders who hold such shares. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these financial institutions up to 0.25% (on an annualized basis) of the net asset value attributable to Class A Shares or Class C Shares for these shareholder services.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Selling and Acquiring Fund makes distributions of capital gains, if any, at least annually. The Selling and Acquiring Funds may make additional distributions, if necessary to avoid the imposition of any Federal income or excise taxes on the Funds. See the applicable prospectuses for more detailed information. Before the Reorganization, the Selling Funds, other than the Diversified Real Estate, Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds, expect to distribute ordinary income and capital gains, if any, to their shareholders. These distributions will be taxable to shareholders.

SELLING FUNDS. Dividends from net investment income are declared and paid as follows:

               SELLING FUND NAME                            DIVIDENDS
-----------------------------------------------   ----------------------------
PNC Capital Opportunities Fund                    Annually
PNC Diversified Real Estate Fund                  Quarterly
PNC Government Money Market Fund                  Declared daily, paid monthly
PNC International Equity Fund                     Semi-Annually
PNC Limited Maturity Bond Fund                    Declared daily, paid monthly
PNC Maryland Tax-Exempt Bond Fund                 Declared daily, paid monthly
PNC National Tax-Exempt Bond Fund                 Declared daily, paid monthly
PNC Prime Money Market Fund                       Declared daily, paid monthly
PNC Tax-Exempt Limited Maturity Bond Fund         Declared daily, paid monthly
PNC Tax-Exempt Money Market Fund                  Declared daily, paid monthly
PNC Total Return Bond Fund                        Declared daily, paid monthly

ACQUIRING FUNDS. Dividends from net investment income are declared and paid as follows:

              ACQUIRING FUND NAME                           DIVIDENDS
-----------------------------------------------   ----------------------------
Allegiant Small Cap Core Fund                     Annually
Allegiant Diversified Real Estate Fund            Quarterly
Allegiant Government Money Market Fund            Declared daily, paid monthly
Allegiant International Equity Fund               Annually
Allegiant Limited Maturity Bond Fund              Declared daily, paid monthly
Allegiant Maryland Tax Exempt Bond Fund           Declared daily, paid monthly
Allegiant Intermediate Tax Exempt Bond Fund       Declared daily, paid monthly
Allegiant Money Market Fund                       Declared daily, paid monthly
Allegiant Tax Exempt Limited Maturity Bond Fund   Declared daily, paid monthly
Allegiant Tax Exempt Money Market Fund            Declared daily, paid monthly
Allegiant Total Return Advantage Fund             Declared daily, paid monthly

INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

The terms and conditions under which the Reorganization will be implemented are set forth in the Agreement and Plan of Reorganization (the form of which is attached hereto as Exhibit A). Significant provisions of the Agreement and Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization.

Pursuant to the Agreement and Plan of Reorganization, the PNC Fund Board is proposing that each Selling Fund transfer all of its assets and assign all of its liabilities to the relevant Acquiring Fund, in exchange for shares of the relevant Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred less the liabilities of each Selling Fund assumed by the Acquiring Fund. The Selling Funds then will effect a pro rata distribution of such shares of the Acquiring Fund to the shareholders of record of the Selling Funds as of the Effective Time of the Reorganization. The Selling Funds would then be liquidated and dissolved. As a result, the shareholders of the Selling Funds will become shareholders of the Acquiring Fund. The total value of the relevant Acquiring Fund shares will be the same as the total value of that Acquiring Fund shares plus the shares of the relevant Selling Fund prior to the Reorganization.

Each of the Reorganizations of the eleven Selling Funds will occur as described below:

              SELLING FUNDS                                          ACQUIRING FUNDS
-----------------------------------------          --------------------------------------------------
PNC CAPITAL OPPORTUNITIES FUND              INTO   ALLEGIANT SMALL CAP CORE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares
PNC DIVERSIFIED REAL ESTATE FUND            INTO   ALLEGIANT DIVERSIFIED REAL ESTATE FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares
PNC GOVERNMENT MONEY MARKET FUND            INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares
PNC INTERNATIONAL EQUITY FUND               INTO   ALLEGIANT INTERNATIONAL EQUITY FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares
PNC LIMITED MATURITY BOND FUND              INTO   ALLEGIANT LIMITED MATURITY BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                                I Shares
PNC MARYLAND TAX-EXEMPT BOND FUND           INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares
PNC NATIONAL TAX-EXEMPT BOND FUND           INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares
PNC PRIME MONEY MARKET FUND                 INTO   ALLEGIANT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares
PNC TAX-EXEMPT LIMITED MATURITY BOND FUND   INTO   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

              SELLING FUNDS                                          ACQUIRING FUNDS
-----------------------------------------          --------------------------------------------------
PNC TAX-EXEMPT MONEY MARKET FUND            INTO   ALLEGIANT TAX EXEMPT MONEY MARKET FUND
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares
PNC TOTAL RETURN BOND FUND                  INTO   ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

----------
(1)  The Acquiring Fund is a newly registered "shell fund" of Allegiant Funds.

The value of a Selling Fund's assets acquired and the amount of its liabilities assumed by the relevant Acquiring Fund and the net asset value per share of that Acquiring Fund will be determined on the business day next preceding the Closing Date in accordance with valuation procedures described in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

Completion of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization. In addition, the Agreement and Plan of Reorganization and the Reorganization may be abandoned at any time for any reason prior to the Closing Date by the vote of a majority of the PNC Fund Board, even if a majority of the Selling Funds' shareholders approve the Reorganization. At any time prior to or after approval of the Agreement and Plan of Reorganization by shareholders of the Selling Funds, any provision of the Agreement and Plan of Reorganization may be amended upon authorization of the PNC Fund Board without approval of the Selling Funds' shareholders. At any time prior to the Closing Date, the PNC Fund Board may waive any condition set forth in the Agreement and Plan of Reorganization if, in the PNC Fund Board's judgment, such waiver will not have a material adverse effect on the interests of the PNC Funds' shareholders.

These provisions permit the PNC Fund Board to amend and waive provisions that are substantive, as well as provisions that are ministerial or de minimis in nature. In approving any such amendment or granting any such waiver, the PNC Fund Board will be subject to its fiduciary duties of care and loyalty to shareholders, including that such amendment or waiver be in the best interest of the Selling Funds' shareholders.

REASONS FOR THE REORGANIZATIONS AND THE NEW INVESTMENT ADVISORY AGREEMENTS

The PNC Fund Board is proposing these Reorganizations and the new investment advisory agreements because it believes that the consolidation of the affiliated fund complexes and their investment advisers is in the best interest of the shareholders of the PNC Funds. The Reorganization will provide shareholders of the PNC Funds the opportunity to become part of a larger and more diverse fund complex; the opportunity to invest in larger funds with relatively attractive performance records and expense ratios that can use their increased asset size to offer the benefits of economies of scale and spread relatively fixed costs, such as legal fees, over a larger asset base; and the opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management experience, expertise and resources. The Allegiant Funds currently offers 29 mutual funds, and as of July 31, 2009 had net assets of approximately $8.4 billion.

The PNC Fund Board considered various factors in reviewing the proposed Reorganizations and new investment advisory agreements on behalf of the Selling Funds' shareholders. Such factors include, but are not limited to, the following:

     - Allegiant Funds consists of a broader product array, 29 retail mutual funds, which will be available to the shareholders of the Selling Funds;

     - It is anticipated that the Reorganizations could potentially strengthen the Selling Funds' viability and improve operating efficiencies of the Selling Funds after the Reorganizations due to the increased asset size of the Acquiring Funds and Allegiant Funds;

     - The fact that consolidating the Fund families of the Acquiring Funds and Selling Funds will eliminate redundancies and potential confusion that may result from two fund families within the PNC organization;

     - Upon consummation of the merger, the Selling Funds' shareholders will become shareholders of the Acquiring Funds which are anticipated to have expense ratios lower than or equal to (before and after voluntary waivers) the expense ratios of the corresponding Selling Funds, other than the Allegiant Intermediate Tax Exempt Bond Fund which is anticipated to have higher expense ratios (before voluntary waivers) but the same expense ratio as the PNC National Tax-Exempt Bond Fund (after voluntary waivers);

     - For all of the Funds, the transactions contemplated by the Reorganizations are expected to be tax-free for federal income tax purposes, which means that shareholders of the Selling Funds would not have a taxable gain or loss on the exchange of their shares and there will be no tax consequences to the Acquiring Funds' shareholders;

     - The expanded capability, resources, expertise and experience of the Adviser, which will continue to serve as investment adviser to the Selling Funds;

     - The similarities between the investment objectives and policies of the Acquiring Funds and the corresponding Selling Funds;

     - The expectation of no reduction in services provided to the shareholders of the Selling Funds after the proposed Reorganizations;

     - The proposed Reorganizations will not dilute the interests of the shareholders of the Selling Funds or the Acquiring Funds;

     - The fact that the shareholders of the Selling Funds will have the opportunity to vote on the proposed Reorganizations; and

     - The fact that no shareholder will pay a sales charge in connection with the proposed Reorganizations, and the expenses resulting from the transactions contemplated by the Reorganizations, including the costs of soliciting proxies, will be paid by PNC directly or through its affiliates.

For these and other reasons, the PNC Fund Board believes that the Reorganizations are in the best interests of the Selling Funds. As described above, the Reorganizations are expected to be tax-free transactions for federal income tax purposes. PNC (directly or through its affiliates) has agreed to pay all expenses associated with the Reorganizations, including proxy solicitation costs; therefore, shareholders of the Selling Funds will not bear these costs.

In addition, a condition of the Reorganizations is the combination of the Allegiant Funds' and PNC Funds' boards. Allegiant Funds' shareholders are simultaneously receiving a proxy statement that includes a proposal to approve the election of Trustees of the Allegiant Funds' Board of Trustees. If approved by Allegiant Funds' shareholders, the Board of Allegiant Funds would consist of five of Allegiant Funds' current trustees and three former PNC Funds' trustees. It is anticipated that the current Chairman of each of the Allegiant Funds' and PNC Funds' boards will serve as Co-Chairmen of the Allegiant Funds' Board after the Reorganization if elected by Allegiant Funds' shareholders.

Shareholders should carefully consider both the similarities and differences between the Selling Funds and the Acquiring Funds. These similarities and differences, as well as other important information concerning the proposed Reorganizations, are described in detail in the Proxy Statement, which you are encouraged to review. If you have any additional questions, please call your investment professional or PNC Funds toll free at 1-800-551-2145 or visit the website at www.pncmutualfunds.com.

FEDERAL INCOME TAXES

The exchange of each Selling Fund's assets for the corresponding Acquiring Fund shares and the assumption of the liabilities of each Selling Fund, followed by the distribution of the Acquiring Fund shares to the shareholders of the Selling Fund, pursuant to the Plan of Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganizations, the Allegiant Funds and the Company will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Allegiant Funds, to the effect that on the basis of the existing provisions of the Code, U.S. Treasury Department regulations under the Code, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

1) each Reorganization will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Selling Funds and the Acquiring Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2) the shareholders of each Selling Fund will recognize no gain or loss upon the exchange of shares of such Selling Fund ("Selling Funds Shares") for shares of the corresponding Acquiring Fund ("Acquisition Shares");

3) the aggregate tax basis of the Acquisition Shares received by each shareholder of a Selling Fund will equal the aggregate tax basis of the Selling Funds Shares surrendered by that shareholder in the Reorganization;

4) the holding periods of the Acquisition Shares received by each Selling Funds Shareholder will include the holding periods of the Selling Funds Shares surrendered by that shareholder in the Reorganization, provided that the Selling Funds Shares are held by that shareholder as capital assets on the date of the exchange;

5) each Selling Fund will recognize no gain or loss (A) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for Acquisition Shares and the assumption of liabilities of the Selling Fund or (B) upon the distribution of those shares to the shareholders of the Selling Fund;

6) each Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the corresponding Selling Fund in exchange for Acquisition Shares and the assumption of the liabilities of that Selling Fund;

7) the tax basis in the hands of each Acquiring Fund of each asset of the corresponding Selling Fund transferred to the Acquiring Funds in the Reorganization will be the same as the tax basis of that asset in the hands of that Selling Fund immediately before the transfer;

8) the holding period in the hands of each Acquiring Fund of each asset of the corresponding Selling Fund transferred to the Acquiring Fund in the Reorganization will include the period during which that asset was held by that Selling Fund; and

9) each Acquiring Fund will succeed to and take into account the tax attributes of the corresponding Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Shares held for the purpose of investment are generally considered to be capital assets.

A copy of the opinion has been filed with the SEC as an exhibit to the Registration Statement of which this Proxy Statement is a part.

THE ALLEGIANT FUNDS AND THE PNC FUNDS HAVE NOT SOUGHT, AND WILL NOT SEEK, A TAX RULING FROM THE INTERNAL REVENUE SERVICE ("IRS") ON THE TAX TREATMENT OF THE REORGANIZATION. THE OPINION OF COUNSEL WILL NOT BE BINDING ON THE IRS, NOR WILL IT PRECLUDE THE IRS (OR A COURT) FROM ADOPTING A CONTRARY POSITION.

Immediately before the Reorganization, each Selling Fund, other than the PNC Diversified Real Estate Fund, PNC Maryland Tax-Exempt Bond Fund and the PNC Tax-Exempt Limited Maturity Bond Fund, will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Selling Fund's remaining undistributed investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization, including the short taxable year that will end on the day of the Reorganization. Any such dividends will generally be included in the taxable income of the Selling Funds' shareholders (other than shareholders that are tax-exempt entities).

As a result of the Reorganization, each Acquiring Fund will succeed to the tax attributes of the corresponding Selling Fund, except that, for Acquiring Funds that are pre-existing (rather than newly created) Funds, an annual limitation under Sections 382 and 383 of the Code will generally apply to each Acquiring Fund's ability to use any capital loss carryforward of the corresponding Selling Fund and capital losses recognized in the first five years after the Reorganization that are attributable to net unrealized loss of that Selling Fund as of the Effective Time of the Reorganization. Some of the Selling Funds have capital loss tax carryforwards attributable to the Selling Funds' taxable year ended May 31, 2009, may have additional capital loss carryforwards from the Selling Funds' taxable year that will end as of the Effective Time of the Reorganization, and may have net unrealized losses as of the Effective Time of the Reorganization. Under a de minimis rule that applies to net unrealized gains and losses for purposes of Sections 382 and 383, any net unrealized gain or loss of a Selling Fund that does not exceed the lesser of (i) 15% of the net asset value of the Selling Fund as of the Effective Date of the Reorganization, or
(ii) $10,000,000 will be treated as zero. For example, if the Reorganizations were to have occurred on May 31, 2009, none of the Selling Funds would be treated as having a net unrealized gain or loss.

In general, the annual limitation for each Selling Fund under Sections 382 and 383 will equal the sum of (1) the product of the net asset value of the Selling Fund as of the Effective Time of the Reorganization multiplied by that month's "long-term tax-exempt rate" (a market-based interest rate published monthly by the IRS) plus (2) the amount of any net unrealized built-in gains of the Selling Fund as of the Effective Time of the Reorganization that the Acquiring Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization. For the portion of the Acquiring Fund's current taxable year after the Effective Time of the Reorganization, the annual limitation will be proportionately reduced, as it will also for any subsequent short taxable year.

The effect of the annual limitation resulting from the Reorganization will probably be to defer and to limit the use of a portion of the capital loss carryforwards of the PNC Capital Opportunities Fund and PNC International Equity Fund. As of May 31, 2009, the PNC Capital Opportunities Fund had a capital loss carryforward of $15 million and a net unrealized loss of $2 million, while the PNC International Equity Fund had a capital loss carryforward of $72 million and a net unrealized gain of $9 million. The long-term tax-exempt rate for August 2009 is 4.48%,and the net asset values of the PNC Capital Opportunities Fund and PNC International Equity Fund as of August 5, 2009 were approximately $30 million and $139 million, respectively. Thus, the annual limitation on the use of PNC Capital Opportunities Fund's and PNC International Equity Fund's capital loss carryforwards that would have applied if the Reorganizations were to have occurred on that date would have been approximately $1.3 million and $6.2 million, respectively.

The limitations under Sections 382 and 383 will not apply to the PNC Diversified Real Estate Fund, the PNC Maryland Tax-Exempt Bond Fund, and the PNC Tax-Exempt Limited Maturity Bond Fund, because the corresponding Acquiring Funds are newly created. These limitations are also unlikely to apply to the PNC Government Money Market Fund, the PNC Limited Maturity Bond Fund, the PNC National Tax-Exempt Bond Fund, the PNC Prime Money Market Fund, the PNC Tax-Exempt Money Market Fund, and the PNC Total Return Bond Fund because of the small size of those Selling Funds' capital loss carryforwards relative to their net asset values.

Certain Acquiring Funds anticipate selling portions of the portfolio holdings received from Selling Funds after the Reorganizations. The sale of these securities after the Reorganization will result in those Acquiring Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganization. If the net effect of these additional gains and/or losses is an increase in an Acquiring Fund's net short-term or long-term capital gain, the amount of the Acquiring Fund's taxable distributions to shareholders may be increased.

PNC FUND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

FINANCIAL HIGHLIGHTS

The financial highlights for the Selling Funds for the fiscal year ended May 31, 2009 have been audited by Deloitte & Touche LLP ("D&T"), whose report, along with each Selling Fund's financial statements, are included in the Selling Funds Annual Report dated May 31, 2009 and are incorporated by reference into the Statement of Additional Information that relates to this Proxy Statement. You can obtain the Selling Funds Annual Report at no charge by calling 1-800-551-2145.

The financial highlights for the Acquiring Funds for the fiscal year ended May 31, 2009 have been audited by D&T. D&T serves as the Acquiring Funds' independent registered public accounting firm and their reports, along with each Acquiring Fund's financial statements, are included in the Acquiring Funds' Annual Report dated May 31, 2009, a copy of which accompanies this Proxy Statement and which is incorporated by reference into the Statement of Additional Information that relates to this Proxy Statement. The financial highlights and financial statements for prior fiscal years/periods were audited by Ernst & Young LLP, the Acquiring Funds' prior independent registered public accounting firm.

CAPITALIZATION

The following table sets forth as of May 31, 2009 the unaudited capitalization of the Selling Funds and Acquiring Funds. The capitalization of the Selling Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase and redemption activity. The ratio of expenses to average net assets may vary from the May 31, 2009 Annual Report financial highlights as the fees and expenses reflect acquired fund fees as well as material changes to the expense structure going forward as if they had been in effect during the fiscal year ended May 31, 2009, including incorporating changes which may have occurred after May 31, 2009. These changes are footnoted within the reorganization Fee and Expense tables and include, but are not limited to: (i) the elimination of the Acquiring Funds' 12b-1 Plan in Class I as of June 18, 2009; (ii) new investment advisory fee rates and voluntary waivers implemented by the Acquiring Funds on October 1, 2008; and (iii) voluntary 12b-1 and shareholder servicing waivers/reimbursements in place as of May 31, 2009 for the Acquiring Funds. The Allegiant Diversified Real Estate Fund, the Allegiant Maryland Tax-Exempt Bond Fund and the Allegiant Tax-Exempt Limited Maturity Bond Fund have not commenced operations but will do so at the Time the Reorganizations occur.

                                             SELLING FUND         ACQUIRING FUND
                                              PNC CAPITAL      ALLEGIANT SMALL CAP
                                          OPPORTUNITIES FUND        CORE FUND        PRO FORMA COMBINED
                                          ------------------   -------------------   ------------------
NET ASSETS
   Class I                                    $28,918,987          $142,963,720         $171,882,707
   Class A                                        455,076             1,509,848            1,964,924
   Class C                                         78,475               524,829              603,304
                                              -----------          ------------         ------------
   TOTAL                                       29,452,538           144,998,397          174,450,935
                                              ===========          ============         ============
NET ASSET VALUE PER SHARE
   Class I                                           5.67                  7.52                 7.52
   Class A                                           5.42                  7.44                 7.44
   Class C                                           5.16                  7.17                 7.17
SHARES OUTSTANDING
   Class I                                      5,104,144            19,002,107           22,845,891
   Class A                                         83,988               202,982              264,162
   Class C                                         15,212                73,179               84,121
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                           1.82%                 1.18%                1.15%
   Class A                                           2.32%                 1.48%                1.45%
   Class C                                           2.82%                 2.18%                2.15%
   AFTER FEE WAIVERS
   Class I                                           1.28%                 1.18%                1.15%
   Class A                                           1.78%                 1.48%                1.45%
   Class C                                           2.28%                 2.18%                2.15%

                                          PNC DIVERSIFIED REAL         PRO FORMA
                                               ESTATE FUND           COMBINED FUND
                                          --------------------   ---------------------
NET ASSETS
   Class I                                     $14,517,040           $14,517,040
   Class A                                         487,864               487,864
   Class C                                          67,264                67,264
                                               -----------           -----------
   TOTAL                                       $15,072,168           $15,072,168
                                               ===========           ===========
NET ASSET VALUE PER SHARE
   Class I                                            4.17                  4.17
   Class A                                            4.11                  4.11
   Class C                                            4.08                  4.08
SHARES OUTSTANDING
   Class I                                       3,485,282             3,485,282
   Class A                                         118,621               118,621
   Class C                                          16,476                16,476
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                            1.39%                 1.14%
   Class A                                            1.89%                 1.44%
   Class C                                            2.39%                 2.14%
   AFTER FEE WAIVERS
   Class I                                            1.05%                 1.05%
   Class A                                            1.55%                 1.35%
   Class C                                            2.05%                 2.05%

                                                               ACQUIRING FUND
                                            SELLING FUND          ALLEGIANT
                                           PNC GOVERNMENT     GOVERNMENT MONEY
                                          MONEY MARKET FUND      MARKET FUND     PRO FORMA COMBINED
                                          -----------------   ----------------   ------------------
NET ASSETS
   Class I                                  $488,455,276       $  820,667,564      $1,309,122,840
   Class A                                       791,427          329,859,212         330,651,791
   Class C                                         1,152                   --                  --
                                            ------------       --------------      --------------
   TOTAL                                    $489,247,855       $1,150,526,776      $1,639,774,631
                                            ============       ==============      ==============
NET ASSET VALUE PER SHARE
   Class I                                          1.00                 1.00                1.00
   Class A                                          1.00                 1.00                1.00
   Class C                                          1.00                  N/A                 N/A
SHARES OUTSTANDING
   Class I                                   488,649,428          820,672,144       1,309,127,420
   Class A                                       791,448          329,892,008         330,684,587
   Class C                                         1,153                  N/A                 N/A
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                          0.49%                0.37%               0.37%
   Class A                                          0.74%                0.62%               0.62%
   Class C                                          0.74%                 N/A                 N/A
   AFTER FEE WAIVERS
   Class I                                          0.42%                0.37%               0.37%
   Class A                                          0.67%                0.37%               0.37%
   Class C                                          0.67%                 N/A                 N/A

                                           SELLING FUND   ACQUIRING FUND
                                               PNC           ALLEGIANT
                                          INTERNATIONAL    INTERNATIONAL
                                           EQUITY FUND      EQUITY FUND    PRO FORMA COMBINED
                                          -------------   --------------   ------------------
NET ASSETS
   Class I                                 $143,612,103    $238,120,566       $381,732,669
   Class A                                    1,267,837      10,173,858         11,441,695
   Class C                                      106,980         314,087            421,067
                                           ------------    ------------       ------------
   TOTAL                                   $144,986,920    $248,608,511       $393,595,431
                                           ============    ============       ============
NET ASSET VALUE PER SHARE
   Class I                                         8.77           10.94              10.94
   Class A                                         8.61           10.86              10.86
   Class C                                         8.39           10.57              10.57
SHARES OUTSTANDING
   Class I                                   16,375,933      21,771,745         34,902,430
   Class A                                      147,285         936,404          1,053,096
   Class C                                       12,751          29,706             39,824
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                         1.72%           1.24%              1.18%
   Class A                                         2.22%           1.54%              1.48%
   Class C                                         2.72%           2.24%              2.18%
   AFTER FEE WAIVERS
   Class I                                         1.28%           1.24%              1.18%
   Class A                                         1.78%           1.54%              1.48%
   Class C                                         2.28%           2.24%              2.18%

                                                          ACQUIRING FUND
                                           SELLING FUND     ALLEGIANT
                                           PNC LIMITED        LIMITED
                                             MATURITY        MATURITY
                                            BOND FUND       BOND FUND      PRO FORMA COMBINED
                                          -------------   --------------   ------------------
NET ASSETS
   Class I                                 $101,453,504    $140,014,646       $241,468,150
   Class A                                    2,499,222       6,842,018          9,341,240
   Class C                                      394,934       1,630,492          2,025,426
                                           ------------    ------------       ------------
   TOTAL                                   $104,347,660    $148,487,156       $252,834,816
                                           ============    ============       ============
NET ASSET VALUE PER SHARE
   Class I                                        10.48           10.11              10.11
   Class A                                        10.48           10.14              10.14
   Class C                                        10.47           10.14              10.14
SHARES OUTSTANDING
   Class I                                    9,681,012      13,847,680         23,881,599
   Class A                                      238,577         674,778            921,258
   Class C                                       37,725         160,838            199,796
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                         0.74%           0.52%              0.49%
   Class A                                         1.24%           0.80%              0.77%
   Class C                                         1.74%           1.52%              1.49%
   AFTER FEE WAIVERS
   Class I                                         0.54%           0.52%              0.49%
   Class A                                         1.04%           0.80%              0.77%
   Class C                                         1.54%           1.52%              1.49%


                                          PNC MARYLAND
                                           TAX-EXEMPT      PRO FORMA
                                           BOND FUND     COMBINED FUND
                                          ------------   -------------
NET ASSETS
   Class I                                $ 67,455,399   $67,455,399
   Class A                                     613,590       613,590
   Class C                                      12,362        12,362
                                          ------------   -----------
   TOTAL                                  $ 68,081,351   $68,081,351
                                          ============   ===========
NET ASSET VALUE PER SHARE
   Class I                                       11.05         11.05
   Class A                                       11.05         11.05
   Class C                                       11.05         11.05
SHARES OUTSTANDING
   Class I                                   6,106,353     6,106,353
   Class A                                      55,553        55,553
   Class C                                       1,119         1,119
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                        0.93%         0.60%
   Class A                                        1.43%         0.88%
   Class C                                        1.93%         1.60%
   AFTER FEE WAIVERS
   Class I                                        0.53%         0.53%
   Class A                                        1.03%         0.81%
   Class C                                        1.53%         1.53%

                                                          ACQUIRING FUND
                                           SELLING FUND      ALLEGIANT
                                           PNC NATIONAL    INTERMEDIATE
                                            TAX-EXEMPT      TAX-EXEMPT
                                            BOND FUND*       BOND FUND     PRO FORMA COMBINED
                                          -------------   --------------   ------------------
NET ASSETS
   Class I                                 $89,519,994     $64,859,964        $154,379,958
   Class A                                     639,593       5,228,647           5,868,240
   Class C                                       6,687          42,781              49,468
                                           -----------     -----------        ------------
   TOTAL                                   $90,166,274     $70,131,392        $160,297,666
                                           ===========     ===========        ============
NET ASSET VALUE PER SHARE
   Class I                                        9.66            9.87                9.87
   Class A                                        9.68            9.89                9.89
   Class C                                        9.66            9.82                9.82
SHARES OUTSTANDING
   Class I                                   9,271,112       6,574,379          15,648,364
   Class A                                      66,072         528,419             593,058
   Class C                                         692           4,356               5,037
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                        0.83%           0.58%               0.54%
   Class A                                        1.33%           0.86%               0.82%
   Class C                                        1.83%           1.58%               1.54%
   AFTER FEE WAIVERS
   Class I                                        0.53%           0.58%               0.53%
   Class A                                        0.81%           0.86%               0.81%
   Class C                                        1.53%           1.58%               1.53%

----------
* The PNC National Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.

                                          SELLING FUND   ACQUIRING FUND
                                            PNC PRIME       ALLEGIANT
                                          MONEY MARKET       MONEY           PRO FORMA
                                               FUND        MARKET FUND       COMBINED
                                          ------------   --------------   --------------
NET ASSETS
   Class I                                $485,344,444   $1,949,720,511   $2,435,064,955
   Class A                                 129,248,746      599,884,871      729,254,292
   Class C                                     120,675          188,823          188,823
                                          ------------   --------------   --------------
   TOTAL                                  $614,713,865   $2,549,794,205   $3,164,508,070
                                          ============   ==============   ==============
NET ASSET VALUE PER SHARE
   Class I                                        1.00             1.00             1.00
   Class A                                        1.00             1.00             1.00
   Class C                                        1.00             1.00             1.00
SHARES OUTSTANDING
   Class I                                 485,432,141    1,949,673,887    2,435,018,331
   Class A                                 129,254,651      599,922,088      729,291,509
   Class C                                     120,682          188,812          188,812
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                        0.49%            0.38%            0.37%
   Class A                                        0.74%            0.63%            0.62%
   Class C                                        0.74%            1.38%            1.37%
   AFTER FEE WAIVERS
   Class I                                        0.42%            0.38%            0.37%
   Class A                                        0.67%            0.38%            0.37%
   Class C                                        0.67%            0.38%            0.37%

                                           PNC TAX-EXEMPT
                                          LIMITED MATURITY       PRO FORMA
                                              BOND FUND        COMBINED FUND
                                          ----------------   ------------------
NET ASSETS
   Class I                                   $75,564,165        $75,564,165
   Class A                                       927,486            927,486
   Class C                                        32,773             32,773
                                             -----------        -----------
   Total                                     $76,524,424        $76,524,424
                                             ===========        ===========
NET ASSET VALUE PER SHARE
   Class I                                         10.26              10.26
   Class A                                         10.27              10.27
   Class C                                         10.26              10.26
SHARES OUTSTANDING
   Class I                                     7,362,277          7,362,277
   Class A                                        90,327             90,327
   Class C                                         3,195              3,195
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                          0.87%              0.58%
   Class A                                          1.37%              0.86%
   Class C                                          1.87%              1.58%
   AFTER FEE WAIVERS
   Class I                                          0.53%              0.53%
   Class A                                          1.03%              0.81%
   Class C                                          1.53%              1.53%

                                          SELLING FUND PNC   ACQUIRING FUND
                                             TAX EXEMPT       ALLEGIANT TAX
                                               MONEY          EXEMPT MONEY       PRO FORMA
                                             MARKET FUND       MARKET FUND       COMBINED
                                          ----------------   --------------   --------------
NET ASSETS
   Class I                                  $226,162,598     $  838,738,055    1,064,900,653
   Class A                                       872,601        189,949,018      190,823,335
   Class C                                         1,716                 --               --
                                            ------------     --------------   --------------
   TOTAL                                    $227,036,915      1,028,687,073   $1,255,723,988
                                            ============     ==============   ==============
NET ASSET VALUE PER SHARE
   Class I                                          1.00               1.00             1.00
   Class A                                          1.00               1.00             1.00
   Class C                                          1.00                N/A              N/A
SHARES OUTSTANDING
   Class I                                   226,254,269        838,784,192    1,064,946,790
   Class A                                       873,014        189,948,238      190,822,555
   Class C                                         1,716                N/A              N/A
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                          0.49%              0.34%            0.33%
   Class A                                          0.74%              0.62%            0.61%
   Class C                                          0.74%               N/A              N/A
   AFTER FEE WAIVERS
   Class I                                          0.40%              0.29%            0.28%
   Class A                                          0.65%              0.32%            0.31%
   Class C                                          0.65%               N/A              N/A

                                          SELLING FUND PNC   ACQUIRING FUND
                                               TOTAL            ALLEGIANT
                                            RETURN BOND       TOTAL RETURN       PRO FORMA
                                               FUND*         ADVANTAGE FUND       COMBINED
                                          ----------------   --------------   ---------------
NET ASSETS
   Class I                                  $113,202,248      $151,041,802    $   264,244,050
   Class A                                       482,099        10,179,385         10,661,484
   Class C                                       161,823           138,435            300,258
                                            ------------      ------------    ---------------
   TOTAL                                    $113,846,170      $161,359,622    $   275,205,792
                                            ============      ============    ===============
NET ASSET VALUE PER SHARE
   Class I                                          9.91              9.64               9.64
   Class A                                          9.92              9.64               9.64
   Class C                                          9.91              9.65               9.65
SHARES OUTSTANDING
   Class I                                    11,418,187        15,667,145         27,409,299
   Class A                                        48,612         1,055,705          1,105,704
   Class C                                        16,324            14,340             31,103
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE FEE WAIVERS
   Class I                                          0.68%             0.60%              0.52%
   Class A                                          1.18%             0.88%              0.80%
   Class C                                          1.68%             1.60%              1.52%
   AFTER FEE WAIVERS
   Class I                                          0.53%             0.60%              0.52%
   Class A                                          1.03%             0.88%              0.80%
   Class C                                          1.53%             1.60%              1.52%

----------
* The PNC Total Return Bond Fund will be the accounting survivor for financial statement purposes.

COMPARATIVE DISCUSSION OF SHAREHOLDER RIGHTS

Allegiant Funds, of which the Acquiring Fund is a series, is currently organized as a Massachusetts business trust, while the PNC Funds, Inc., of which each PNC Fund is a series, is organized as a Maryland corporation. Allegiant Funds' shareholders will receive a proxy statement with a proposal to convert the Allegiant Funds from a Massachusetts business trust to a Delaware statutory trust (the "Conversion") during the fourth quarter 2009. If approved by shareholders, it is expected that the Allegiant Funds will become a Delaware statutory trust prior to the Reorganizations. The Board of Allegiant Funds has recommended that Allegiant Funds be converted from a Massachusetts business trust to a Delaware statutory trust because the Allegiant Funds' Board believes the conversion will result in greater efficiencies of operations. The Delaware laws provide more ease of operation for investment companies, among other things, in terms of overall communications and implementation of Board action. While there are differences between the forms of organization, the differences relate to the corporate structure of the Funds and do not affect the Funds' investment operations. To the extent that the states differ in their treatment of shareholder and board liability, these differences are generally addressed in a Fund's organizational documents and/or its agreements. The following table summarizes the key differences between these three organizational systems.

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
SHAREHOLDER LIABILITY            The shareholders of a             Under the Maryland General        Consistent with the Delaware
                                 Massachusetts business trust      Corporation Law ("MGCL"), a       Statutory Trust Act (the
                                 could, under certain              stockholder of a corporation is   "Delaware Act") the Declaration
                                 circumstances, be held            not obligated to the              of Trust provides that no
                                 personally liable as partners     corporation or its creditors      shareholder, as such, shall be
                                 for its obligations. The          with respect to the stock,        subject to any personal
                                 Declaration of Trust contains     except to the extent that the     liability whatsoever to any
                                 express disclaimers of            subscription price or other       person in connection with the
                                 shareholder liability for the     agreed upon price for the stock   property, acts, obligations or
                                 acts or obligations of the        has not been paid or liability    affairs of the Trust or any
                                 trust. The Declaration of Trust   is otherwise imposed under the    series thereof.
                                 also provides for                 MGCL.
                                 indemnification and                                                 If any shareholder or former
                                 reimbursement of expenses out                                       shareholder shall be exposed to
                                 of a class' assets for any                                          liability, charged with
                                 shareholder held personally                                         liability, or held personally
                                 liable for obligations of such                                      liable for any obligations or
                                 class. Therefore, the                                               liability of the Trust or any
                                 possibility that a shareholder                                      series thereof, by reason of a
                                 could be held liable would be                                       claim or demand relating
                                 limited to a situation in which                                     exclusively to his, her or it
                                 the assets of the applicable                                        being or having been a
                                 classes had been exhausted.                                         shareholder and not because of
                                                                                                     such shareholder's actions or
                                                                                                     omissions, such shareholder or
                                                                                                     former shareholder shall be
                                                                                                     entitled to be held harmless
                                                                                                     from and indemnified out of the
                                                                                                     assets of the Trust or out of
                                                                                                     the assets of such series
                                                                                                     thereof, as the case may be,
                                                                                                     against all loss and expense,
                                                                                                     including, without limitation,
                                                                                                     attorneys' fees arising from
                                                                                                     such claim or demand.

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
SHAREHOLDER VOTING RIGHTS        At all meetings, shareholders     Each stockholder of each class    The Declaration of Trust
                                 of record entitled to vote have   of capital stock shall be         provides that, subject to its
                                 one vote for each share (and      entitled to one vote for each     Article III, Section 6, the
                                 each fractional share shall be    share of capital stock,           shareholders shall have the
                                 entitled to a proportionate       irrespective of the class, then   power to vote only (i) on such
                                 fractional vote) standing in      standing in his name on the       matters required by the
                                 his name on the books of the      books of the Corporation, and     Declaration of Trust, the
                                 trust on the record date,         on any matter submitted to a      Bylaws, the 1940 Act, other
                                 either in person or by proxy.     vote of stockholders, all         applicable law, and any
                                                                   shares of capital stock then      registration statement of the
                                 The shareholders have the power   issued and outstanding and        Trust filed with the SEC, the
                                 to vote (i) for the election of   entitled to vote shall be voted   registration of which is
                                 Trustees, (ii) with respect to    in the aggregate and not by       effective; and (ii) on such
                                 any investment advisory           class except that: (i) when       other matters as the Board of
                                 contract for the class in which   expressly required by law,        Trustees may consider necessary
                                 the shareholder owns a            shares of capital stock shall     or desirable.
                                 beneficial interest, (iii) with   be voted by individual class;
                                 respect to any amendment of the   and (ii) only shares of capital   Subject to Article III, Section
                                 Declaration of Trust, except as   stock of the respective class     6 of the Declaration of Trust
                                 outlined in "Trustees' Power to   or classes affected by a matter   relating to voting by series
                                 Amend Declaration of Trust,"      shall be entitled to vote on      and classes, each shareholder
                                 below (iv) with respect to any    such matter.                      of record (as of the record
                                 merger, consolidation or sale                                       date established pursuant to
                                 of assets, (v) with respect to    The Corporation may issue         the Declaration of Trust) shall
                                 incorporation of the trust,       fractional shares. Any            be entitled to one vote for
                                 (vi) to the same extent as        fractional share shall carry      each full share and a
                                 stockholders of a Massachusetts   proportionately all the rights    fractional vote for each
                                 business corporation as to        of a whole share, excepting any   fractional share held by such
                                 whether or not a court action,    right to receive a certificate    shareholder.
                                 proceeding or claim should or     evidencing such fractional
                                 should not be brought or          share, but including, without     In addition, the Declaration of
                                 maintained derivatively or as a   limitation, the right to vote     Trust provides that all shares
                                 class action on behalf of the     and the right to receive          of the Trust entitled to vote
                                 trust or shareholder, and (vii)   dividends.                        on a matter shall vote in the
                                 with respect to such additional                                     aggregate without
                                                                   Notwithstanding any provision     differentiation between the
                                                                   of the MGCL requiring any         shares of the separate series,
                                                                   action to be taken or             if any, or separate classes, if
                                                                   authorized by the affirmative

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 matters relating to the Trust     vote of the holders of a          any; provided that (i) with
                                 as may be required by law, by     proportion of the votes of all    respect to any matter that
                                 the Declaration of Trust, by      classes or of any class of        affects only the interests of
                                 the Regulations of the Trust,     stock of the Corporation          some but not all series, then
                                 by any requirement applicable     greater than a majority, such     only the shares of such
                                 to or agreement of the Trust,     action shall be effective and     affected series, voting
                                 and as the Trustees may           valid if taken or authorized by   separately, shall be entitled
                                 consider desirable.               the affirmative vote of the       to vote on the matter; (ii)
                                                                   holders of a majority of the      with respect to any matter that
                                 There is no cumulative voting.    total number of shares            affects only the interests of
                                                                   outstanding and entitled to       some but not all classes, then
                                 The Trustees shall cause each     vote thereon, except as           only the shares of such
                                 matter required or permitted to   otherwise required by             affected classes, voting
                                 be voted upon at a meeting or     applicable law or otherwise       separately, shall be entitled
                                 by written consent of             provided in the Charter of the    to vote on the matter; and
                                 shareholders to be submitted to   PNC Funds, Inc. (the              (iii) notwithstanding the
                                 a vote of all classes of          "Charter").                       foregoing, with respect to any
                                 outstanding shares entitled to                                      matter as to which the 1940 Act
                                 vote thereon (irrespective of                                       or other applicable law or
                                 class), unless the 1940 Act or                                      regulation requires voting, by
                                 other applicable law or                                             series or by class, then the
                                 regulations require that the                                        shares of the Trust shall vote
                                 action of the shareholders be                                       as prescribed in such law or
                                 taken by a separate vote of one                                     regulation.
                                 or more classes, or the
                                 Trustees determine that any                                         There is no cumulative voting.
                                 matter to be submitted to a
                                 vote of shareholders affects
                                 only the rights or interests of
                                 one or more (but not all)
                                 classes of outstanding shares,
                                 in which case only the
                                 shareholders of the class or
                                 classes so affected shall be
                                 entitled to vote thereon.

                                 Unless otherwise required by
                                 the Declaration of Trust, the
                                 1940 Act or other applicable
                                 law or regulations, a majority
                                 of shares entitled to vote on
                                 any question shall determine
                                 such question, except that in
                                 the election of Trustees, a
                                 plurality of shares voting,
                                 irrespective of class, shall
                                 elect a

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 Trustee.

SHAREHOLDER MEETINGS             The Declaration of Trust and      Annual stockholder meetings are   The Delaware Act does not
                                 Code of Regulations do not        not required, unless              require annual shareholder
                                 address annual shareholder        stockholders are required to      meetings and the Declaration of
                                 meetings. Regular shareholder     meet for the purposes of          Trust and Bylaws do not address
                                 meetings are not required for     electing directors pursuant to    annual shareholder meetings.
                                 business trusts under the         the 1940 Act.                     The Bylaws authorize the
                                 General Laws of Massachusetts.                                      calling of a shareholders'
                                                                   The Board of Directors or the     meeting by the Board, by the
                                 Meetings of the shareholders of   President may call a special      chairperson of the Board or by
                                 the trust may be called by the    meeting of the stockholders.      the president of the Trust for
                                 Trustees and shall be called by                                     the purpose of taking action
                                 the Trustees whenever required    In addition, a special meeting    upon any matter deemed by the
                                 by law or upon the written        of stockholders shall be called   Board to be necessary or
                                 request of the holders of at      by the secretary of the           desirable. To the extent
                                 least twenty percent (20%) of     Corporation on the written        permitted by the 1940 Act, a
                                 the outstanding shares entitled   request of stockholders           meeting of the shareholders for
                                 to vote.                          entitled to cast at least         the purpose of electing
                                                                   twenty-five (25) percent of all   Trustees may also be called by
                                                                   of the votes entitled to be       the chairperson of the Board,
                                                                   cast at such meeting. Such        or shall be called by the
                                                                   request shall state the purpose   president or any vice-president
                                                                   or purposes of the proposed       of the Trust at the request of
                                                                   meeting and the matters           the shareholders holding not
                                                                   proposed to be acted on at it;    less than ten (10) percent of
                                                                   provided, however, that unless    the shares, provided that the
                                                                   requested by stockholders         shareholders requesting such
                                                                   entitled to cast a majority of    meeting shall have paid the
                                                                   all of the votes entitled to be   Trust the reasonably estimated
                                                                   cast at the meeting, a special    cost of preparing and mailing
                                                                   meeting need not be called to     the notice thereof, which an
                                                                   consider any matter which is      authorized officer of the Trust
                                                                   substantially the same as a       shall determine and specify to
                                                                   matter voted on at any special    such shareholders. No meeting
                                                                   meeting of the stockholders       shall be called upon the
                                                                   held during the preceding         request of shareholders to
                                                                   twelve (12) months. The           consider any matter which is
                                                                   Secretary shall inform such       substantially the same as a
                                                                   stockholders of the reasonably    matter voted upon at any
                                                                   estimated costs of preparing      meeting of the shareholders
                                                                   and mailing the notice of the     held during the preceding
                                                                   meeting and                       twelve (12) months, unless

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                   on payment of these costs to      requested by the holders of a
                                                                   the Corporation shall notify      majority of all shares entitled
                                                                   each stockholder entitled to      to be voted at such meeting.
                                                                   notice of the meeting.

SHAREHOLDER QUORUM               At any meeting of shareholders    Except as otherwise provided by   The Declaration of Trust
                                 a quorum for the transaction of   law or by the Charter, the        provides that forty percent
                                 business shall consist of a       presence in person or by proxy    (40%) of the outstanding shares
                                 majority of the shares of each    of stockholders of the            of the Trust (or a series or
                                 class outstanding and entitled    Corporation entitled to cast at   class, as applicable), entitled
                                 to vote appearing in person or    least a majority of all of the    to vote at a shareholders'
                                 by proxy, provided that at any    votes entitled to be cast at      meeting, which are present in
                                 meeting at which the only         the meeting (without regard to    person or represented by proxy,
                                 actions to be taken are actions   class) shall constitute a         shall constitute a quorum at
                                 required by the 1940 Act to be    quorum at any meeting of the      such shareholders' meeting,
                                 taken by vote of all              stockholders, except with         except when a larger quorum is
                                 outstanding shares of all         respect to any matter that,       required by the Declaration of
                                 classes entitled to vote          under the Charter or applicable   Trust, the Bylaws, applicable
                                 thereon, irrespective of class,   law, requires approval by a       law, or the requirements of any
                                 a quorum shall consist of a       separate vote of one or more      securities exchange on which
                                 majority of the shares (without   classes of stock, in which case   shares are listed for trading,
                                 regard to class) entitled to      the presence in person or by      in which case such quorum shall
                                 vote thereon, and that at any     proxy of stockholders of the      comply with such requirements.
                                 meeting at which the only         Corporation entitled to cast at   When a quorum is present at any
                                 actions to be taken shall have    least a majority of all of the    meeting, a majority of the
                                 been determined by the Board of   votes of the separate class or    votes cast shall decide any
                                 Trustees to affect the rights     classes, as the case may be,      questions and a plurality shall
                                 of one or more but not all        entitled to be cast on such       elect a Trustee, except when a
                                 classes of outstanding shares,    matter shall constitute a         larger vote is required by the
                                 a quorum shall consist of a       quorum. If, however, such         Declaration of Trust or the
                                 majority of the outstanding       quorum shall not be present at    Bylaws or by applicable law.
                                 shares of that class or classes   any meeting of the                Where a separate vote by series
                                 so affected, provided further     stockholders, the chairman of     and, if applicable by class, is
                                 that reasonable adjournments of   the meeting shall have the        required, these voting
                                 such meeting until a quorum is    power to adjourn the meeting      requirements apply to such
                                 obtained may be made by vote of   from time to time subject to      separate votes.
                                 the shares present in person or   certain limitations outlined in
                                 by proxy.                         the Bylaws. A plurality of all
                                                                   the votes cast at a meeting of
                                                                   stockholders duly called and at
                                                                   which a quorum is present shall
                                                                   be sufficient to elect a
                                                                   director. A


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

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                   majority of the votes cast at a
                                                                   meeting of stockholders duly
                                                                   called and at which a quorum is
                                                                   present shall be sufficient to
                                                                   approve any other matter which
                                                                   may properly come before the
                                                                   meeting, unless more than a
                                                                   majority of the votes cast is
                                                                   required by law or by the
                                                                   Charter. The stockholders
                                                                   present at any duly organized
                                                                   meeting may continue to do
                                                                   business until adjournment,
                                                                   notwithstanding the withdrawal
                                                                   of enough stockholders to leave
                                                                   less than a quorum.

SHAREHOLDER CONSENT              Any action which may be taken     Under the MGCL, if authorized     Any action which may be taken
                                 by shareholders may be taken      by the charter of the             at any meeting of shareholders
                                 without a meeting if not less     corporation, the holders of       may be taken without a meeting
                                 than a majority of the            common stock entitled to vote     if a consent or consents in
                                 shareholders entitled to vote     generally in the election of      writing setting forth the
                                 on the matter consent to the      directors may take action or      action so taken is or are
                                 action in writing and the         consent to any action by          signed by the holders of a
                                 written consents are filed with   delivering a consent in writing   majority of the shares entitled
                                 the records of the meetings of    or by electronic transmission     to vote on such action (or such
                                 shareholders. Such consent        of the stockholders entitled to   different proportion thereof as
                                 shall be treated for all          cast not less than the minimum    shall be required by law, the
                                 purposes as a vote taken at a     number of votes that would be     Declaration of Trust, or the
                                 meeting of shareholders.          necessary to authorize or take    Bylaws for approval of such
                                                                   the action at a stockholders      action) and is or are received
                                                                   meeting. The Corporation's        by the secretary of the Trust
                                                                   organizational documents do not   either: (i) by the date set by
                                                                   authorize such action;            resolution of the Board of
                                                                   therefore, any action required    Trustees for the shareholders'
                                                                   or permitted of stockholders      vote on such action; or (ii) if
                                                                   must be taken at a meeting or     no date is set by resolution of
                                                                   by unanimous written consent of   the Board, within thirty (30)
                                                                   all stockholders.                 days after the record date for
                                                                                                     such action as determined by
                                                                                                     the terms of the Declaration of
                                                                                                     Trust.


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

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                                                     The written consent for any
                                                                                                     such action may be executed in
                                                                                                     one or more counterparts, each
                                                                                                     of which shall be deemed an
                                                                                                     original, and all of which,
                                                                                                     when taken together, shall
                                                                                                     constitute one and the same
                                                                                                     instrument. A consent
                                                                                                     transmitted by electronic
                                                                                                     transmission (as defined in the
                                                                                                     Delaware Act) by a shareholder
                                                                                                     or by a person authorized to
                                                                                                     act for a shareholder shall be
                                                                                                     deemed to be written and
                                                                                                     signed. All such consents shall
                                                                                                     be filed with the secretary of
                                                                                                     the Trust and shall be
                                                                                                     maintained in the Trust's
                                                                                                     records. Any shareholder that
                                                                                                     has given a written consent or
                                                                                                     the shareholder's proxyholder
                                                                                                     or a personal representative of
                                                                                                     the shareholder or its
                                                                                                     respective proxyholder may
                                                                                                     revoke the consent by a writing
                                                                                                     received by the secretary of
                                                                                                     the Trust either: (i) before
                                                                                                     the date set by resolution of
                                                                                                     the Board of Trustees for the
                                                                                                     shareholders' vote on such
                                                                                                     action; or (ii) if no date is
                                                                                                     set by resolution of the Board,
                                                                                                     within thirty (30) days after
                                                                                                     the record date for such action
                                                                                                     as determined by the terms of
                                                                                                     the Declaration of Trust.

NOTICE TO SHAREHOLDERS OF        In general, shareholders          Not less than ten (10) nor more   The Bylaws generally provide
MEETINGS AND RECORD DATES        entitled to vote at or notice     than ninety (90) days before      that notice of any meeting of
                                 of a shareholder meeting must     each meeting of stockholders,     shareholders shall be given to
                                 be given written notice of at     the Secretary shall give to       each shareholder entitled to
                                 least ten (10) days before the    each stockholder entitled to      vote at such meeting not less
                                                                   vote at such meeting and to       than ten (10) nor more than one
                                                                   each


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

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 meeting.                          stockholder not entitled to       hundred and twenty (120) days
                                                                   vote who is entitled to notice    before the date of the meeting.
                                 The Trustees may set a record     of the meeting written or         The notice shall specify (i)
                                 date for the purpose of           printed notice stating the time   the place, date and hour of the
                                 determining the shareholders      and place of the meeting and,     meeting, and (ii) the general
                                 entitled to notice of or to       in the case of a special          nature of the business to be
                                 vote at a stockholder meeting.    meeting or as otherwise may be    transacted and to the extent
                                 The record date cannot be more    required by any statute, the      required by the 1940 Act, the
                                 than ninety (90) days before      purpose or purposes for which     purpose or purposes thereof.
                                 the date of the meeting.          the meeting is called, either
                                                                   by mail, by presenting it to      For purposes of determining the
                                                                   such stockholder personally, by   shareholders entitled to notice
                                                                   leaving it at the stockholder's   of and to vote at any meeting
                                                                   residence or usual place of       of shareholders, the Board of
                                                                   business, by overnight delivery   Trustees may fix a record date,
                                                                   service, by transmitting the      which record date shall not
                                                                   notice by electronic mail or      precede the date upon which the
                                                                   any other electronic means or     resolution fixing the record
                                                                   by any other means permitted by   date is adopted by the Board of
                                                                   Maryland law.                     Trustees, and which record date
                                                                                                     shall not be more than one
                                                                   The Board of Directors may set,   hundred and twenty (120) days
                                                                   in advance, a record date for     nor less than ten (10) days
                                                                   the purpose of determining        before the date of any such
                                                                   stockholders entitled to notice   meeting. A determination of
                                                                   of or to vote at any meeting of   shareholders of record entitled
                                                                   stockholders or determining       to notice of or to vote at a
                                                                   stockholders entitled to          meeting of shareholders shall
                                                                   receive payment of any dividend   apply to any adjournment of the
                                                                   or the allotment of any other     meeting; provided, however,
                                                                   rights, or in order to make a     that the Board of Trustees may
                                                                   determination of stockholders     fix a new record date for the
                                                                   for any other proper purpose.     adjourned meeting and shall fix
                                                                   Such date, in any case, shall     a new record date for any
                                                                   not be prior to the close of      meeting that is adjourned for
                                                                   business on the day the record    more than sixty (60) days from
                                                                   date is fixed and shall be not    the date set for the original
                                                                   more than ninety (90) days and,   meeting. For purposes of
                                                                   in the case of a meeting of       determining the shareholders
                                                                   stockholders, not less than ten   entitled to vote on any action
                                                                   (10) days, before the date on     without a meeting, the Board of
                                                                   which the meeting or particular   Trustees may fix a record date,
                                                                   action requiring such             which record date shall not
                                                                   determination of stockholders
                                                                   of


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

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                   record is to be held or taken.    precede the date upon which the
                                                                                                     resolution fixing the record
                                                                                                     date is adopted by the Board of
                                                                                                     Trustees, and which record date
                                                                                                     shall not be more than thirty
                                                                                                     (30) days after the date upon
                                                                                                     which the resolution fixing the
                                                                                                     record date is adopted by the
                                                                                                     Board of Trustees.

                                                                                                     If the Board of Trustees does
                                                                                                     not so fix a record date: (i)
                                                                                                     the record date for determining
                                                                                                     shareholders entitled to notice
                                                                                                     of and to vote at a meeting of
                                                                                                     shareholders shall be at the
                                                                                                     close of business on the day
                                                                                                     next preceding the day on which
                                                                                                     notice is given, or if notice
                                                                                                     is waived, at the close of
                                                                                                     business on the day next
                                                                                                     preceding the day on which the
                                                                                                     meeting is held; and/or (ii)
                                                                                                     the record date for determining
                                                                                                     shareholders entitled to vote
                                                                                                     on any action by consent in
                                                                                                     writing without a meeting of
                                                                                                     shareholders (A) when no prior
                                                                                                     action by the Board of Trustees
                                                                                                     has been taken, shall be the
                                                                                                     day on which the first signed
                                                                                                     written consent setting forth
                                                                                                     the action taken is delivered
                                                                                                     to the Trust, or (B) when prior
                                                                                                     action of the Board of Trustees
                                                                                                     has been taken, shall be at the
                                                                                                     close of business on the day on
                                                                                                     which the Board of Trustees
                                                                                                     adopts the resolution taking
                                                                                                     such prior action.

                                                                                                     For the purpose of determining
                                                                                                     the shareholders of the Trust
                                                                                                     or any

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                                                     series or class thereof who are
                                                                                                     entitled to receive payment of
                                                                                                     any dividend or of any other
                                                                                                     distribution of assets of the
                                                                                                     Trust or any series or class
                                                                                                     thereof (other than in
                                                                                                     connection with a dissolution
                                                                                                     of the Trust or a series, a
                                                                                                     merger, consolidation,
                                                                                                     conversion, sale of all or
                                                                                                     substantially all of its
                                                                                                     assets, or any other
                                                                                                     transaction, which is governed
                                                                                                     by Article VIII of the
                                                                                                     Declaration of Trust), the
                                                                                                     Board of Trustees may: (i) from
                                                                                                     time to time, fix a record
                                                                                                     date, which record date shall
                                                                                                     not precede the date upon which
                                                                                                     the resolution fixing the
                                                                                                     record date is adopted, and
                                                                                                     which record date shall not be
                                                                                                     more than sixty (60) days
                                                                                                     before the date for the payment
                                                                                                     of such dividend and/or such
                                                                                                     other distribution; (ii) adopt
                                                                                                     standing resolutions fixing
                                                                                                     record dates and related
                                                                                                     payment dates at periodic
                                                                                                     intervals of any duration for
                                                                                                     the payment of such dividend
                                                                                                     and/or such other distribution;
                                                                                                     and/or (iii) delegate to an
                                                                                                     officer or officers of the
                                                                                                     Trust the determination of such
                                                                                                     periodic record and/or payments
                                                                                                     dates with respect to such
                                                                                                     dividend and/or such other
                                                                                                     distribution. The Board of
                                                                                                     Trustees may set different
                                                                                                     record dates for different
                                                                                                     series or classes.

SHAREHOLDER PROXIES              Shareholders may vote in person   A stockholder may cast the        Shareholders may vote in person
                                 or                                votes by the stockholder in       or
                                                                   person or by proxy

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 by proxy.                         executed by the stockholder or    by proxy.
                                                                   by the stockholder's duly
                                                                   authorized agent in any manner
                                                                   permitted by law.

TRUSTEES' POWER TO AMEND         The Declaration of Trust may be   The corporation may amend the     The Declaration of Trust may be
DECLARATION OF TRUST/DIRECTORS'  amended upon a resolution to      Charter if a majority of all      restated and/or amended at any
POWER TO CHARTER                 that effect being adopted by      the outstanding shares of all     time by an instrument in
                                 the Trustees and approved by      classes or the affected class     writing signed by not less than
                                 the affirmative vote of the       or classes entitled to vote,      a majority of the Board of
                                 holders of not less than a        vote in favor of the amendment,   Trustees and, to the extent
                                 majority of the outstanding       or consent in writing to such     required by the Declaration of
                                 shares. The Trustees may amend    amendment.                        Trust or the 1940 Act, by
                                 the Declaration of Trust                                            approval of such amendment by
                                 without a vote of shareholders                                      the shareholders in accordance
                                 to change the name of the Trust                                     with the terms of the
                                 or to cure any error or                                             Declaration of Trust.
                                 ambiguity or if they deem it
                                 necessary to conform the
                                 Declaration of Trust to the
                                 requirements of applicable
                                 state or federal laws or
                                 regulations, including without
                                 limitation the requirements of
                                 the regulated investment
                                 company provisions of the
                                 Internal Revenue Code, but the
                                 Trustees shall not be liable
                                 for failing so to do.

TERMINATION OF                   Without the vote of the shares    Under the MGCL, a majority of     Under the Declaration of Trust,
TRUST/CORPORATION                of any class (unless otherwise    the entire Board of Directors     the Trust, or one of its
                                 required by applicable law),      of the corporation proposing to   series, may be dissolved by a
                                 the Trustees may: (a) sell a      dissolve the corporation shall    majority of votes cast of the
                                 class' assets to another          (1) adopt a resolution which      Trust or series, as applicable,
                                 investment company in exchange    declares that dissolution of      or at the discretion of the
                                 for consideration (which may      the corporation is advisable;     Board of Trustees at any time
                                 include securities of the         and (2) direct that the           there are no outstanding shares
                                 purchaser) and                                                      or upon prior

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 redeem shareholders either by     proposed dissolution be           written notice to the Trust's
                                 cash or by distribution of the    submitted for consideration at    or series' shareholders. The
                                 consideration received; (b)       either an annual or a special     Trust (or a particular series)
                                 sell the assets of a class and    meeting of the stockholders.      may also be dissolved upon the
                                 either (i) redeem the class'      Under the MGCL and the Charter,   occurrence of a dissolution or
                                 outstanding shares or (ii)        the dissolution of the Company    termination event pursuant to
                                 combine the class' assets         would be approved by the          any provision of the
                                 following such sale pursuant to   affirmative vote of a majority    Declaration of Trust or the
                                 (c); and (c) combine the assets   of all the votes entitled to be   Delaware Act.
                                 of a class with the assets        cast on the matter.
                                 belonging to any other class if                                     Upon dissolution of the Trust
                                 the Trustees reasonably                                             (or a particular series, as the
                                 determine such combination will                                     case may be), the Board of
                                 not have a material adverse                                         Trustees shall pay or make
                                 effect on the shareholders                                          reasonable provision to pay all
                                 participating in the                                                claims and obligations of the
                                 combination. In connection with                                     Trust and/or each series (or
                                 such a combination of assets,                                       the particular series, as the
                                 the shares of any class may be                                      case may be), including all
                                 converted into shares of any                                        contingent, conditional, or
                                 other class or may be redeemed,                                     unmatured claims and
                                 at the option of the Trustees.                                      obligations known to the Trust
                                                                                                     and/or each series (or the
                                                                                                     particular series, as the case
                                                                                                     may be), and all claims and
                                                                                                     obligations that are known to
                                                                                                     the Trust and/or each series
                                                                                                     (or the particular series, as
                                                                                                     the case may be) but for which
                                                                                                     the identity of the claimant is
                                                                                                     unknown.

                                                                                                     The Declaration of Trust also
                                                                                                     provides that any remaining
                                                                                                     assets of the dissolved Trust
                                                                                                     or series shall be distributed
                                                                                                     to the shareholders of the
                                                                                                     Trust or series, as applicable,
                                                                                                     ratably according to the number
                                                                                                     of outstanding shares of the
                                                                                                     Trust or series held of record
                                                                                                     by the shareholders on the
                                                                                                     dissolution

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                                                     distribution date.

MERGER OR CONSOLIDATION OF       The Trust may merge into or       Under the MGCL, any               Pursuant to an agreement of
TRUST/CORPORATION                consolidate with any other        consolidation, merger, share      merger or consolidation, the
                                 corporation, association, trust   exchange, or transfer generally   Board of Trustees, by vote of a
                                 or other organization or may      requires the affirmative vote     majority of the Trustees, may
                                 sell, lease or exchange all or    of two-thirds of all the votes    cause the Trust to merge or
                                 substantially all of the Trust    entitled to be cast on the        consolidate with or into one or
                                 Property (as defined in the       matter. A stockholder who has     more statutory trusts or "other
                                 Declaration of Trust),            not received payment for his      business entities" (as defined
                                 including its good will, upon     stock in connection with a        in the Delaware Act) formed or
                                 such terms and conditions and     merger, consolidation, share      organized or existing under the
                                 for such consideration when and   exchange or transfer may          laws of the State of Delaware
                                 as authorized by vote or          petition a court of equity in     or any other state of the
                                 written consent of the Trustees   the county where the principal    United States, or any foreign
                                 and approved by the affirmative   office of the corporation is      country or other foreign
                                 vote of the holders of not less   located or where the resident     jurisdiction. Any such merger
                                 than two-thirds of the shares     agent of the successor is         or consolidation shall not
                                 outstanding and entitled to       located, for an appraisal to      require the vote of the
                                 vote, voting separately by        determine the fair value of the   shareholders unless such vote
                                 class except to the extent that   stock.                            is required by the 1940 Act;
                                 the 1940 Act may require voting                                     provided, however, that the
                                 without regard to class, or by                                      Board of Trustees shall provide
                                 an instrument or instruments in                                     at least thirty (30) days'
                                 writing without a meeting                                           prior written notice to the
                                 consented to by the holders of                                      shareholders of such merger or
                                 not less than two-thirds of                                         consolidation.
                                 such shares, voting separately
                                 by class except to the extent                                       In all respects not governed by
                                 that the 1940 Act may require                                       the Delaware Act, the 1940 Act,
                                 voting without regard to class,                                     or other applicable law, the
                                 and by the vote or written                                          Board of Trustees shall have
                                 consent of the holders of                                           the power to prescribe
                                 two-thirds of the shares of                                         additional procedures necessary
                                 each class of shares, PROVIDED                                      or appropriate to accomplish a
                                 that if such merger,                                                merger or consolidation,
                                 consolidation, sale, lease or                                       including the power to create
                                 exchange is recommended by the                                      one or more separate statutory
                                 Trustees, such may be approved                                      trusts to which all or any part
                                 by a vote of the majority of                                        of the assets, liabilities,
                                 the outstanding shares of each                                      profits, or losses of the Trust
                                 class, voting                                                       or any series may be
                                                                                                     transferred and to provide for
                                                                                                     the

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 separately by class.                                                conversion of shares of the
                                                                                                     Trust or any series into
                                                                                                     beneficial interests in such
                                                                                                     separate statutory trust or
                                                                                                     trusts (or series thereof). In
                                                                                                     order to effect any such merger
                                                                                                     or consolidation, if the Trust
                                                                                                     is the surviving or resulting
                                                                                                     statutory trust, any one
                                                                                                     Trustee shall execute and cause
                                                                                                     to be filed a certificate of
                                                                                                     merger or consolidation in
                                                                                                     accordance with Section 3815 of
                                                                                                     the Delaware Act.

REMOVAL OF TRUSTEES/DIRECTORS    Any Trustee may be removed at     Under the MGCL, stockholders of   Under the Declaration of Trust,
                                 any time with or without cause    the corporation may remove any    any Trustee may be removed,
                                 by written instrument, signed     director, with or without         with or without cause, by the
                                 by at least two-thirds of the     cause, by the affirmative vote    Board of Trustees by action of
                                 number of Trustees prior to       of a majority of all the votes    a majority of the Trustees then
                                 such removal, specifying the      entitled to be cast generally     in office, or by vote of the
                                 date when such removal shall      for the election of directors,    shareholders at any meeting
                                 become effective. Any Trustee     except in certain limited         called for that purpose.
                                 who has become incapacitated by   situations.
                                 illness or injury may be
                                 retired by written instrument
                                 signed by a majority of the
                                 other Trustees.

                                 Upon the incapacity or death of
                                 any Trustee, his legal
                                 representative must execute and
                                 deliver on his behalf all
                                 documents demanded by the
                                 remaining Trustees.

TRUSTEE/DIRECTOR                 The Trustees may by resolution    The Board of Directors may        The Board may, by majority
                                 passed by a majority of the       appoint from among its members    vote, designate one or more
                                 Trustees                          an executive                      committees of

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
COMMITTEES                       appoint from among its members    and other committees of the       the Board, each consisting of
                                 an executive committee and        Board composed of one (1) or      two (2) or more Trustees, to
                                 other committees composed of      more directors. To the extent     serve at the pleasure of the
                                 two or more Trustees, and may     permitted by law, the Board of    Board. The Board may, by
                                 delegate to such committees, in   Directors may delegate to any     majority vote, designate one or
                                 the intervals between meetings    such committee or committees      more Trustees as alternate
                                 of the Trustees, any or all of    any of the powers of the Board    members of any such committee
                                 the powers of the Trustees in     of Directors in the management    who may replace any absent
                                 the management of the business    of the business, affairs and      member at any meeting of the
                                 and affairs of the Trust,         property of the Corporation.      committee. Any such committee,
                                 except the power to issue         Such committee or committees      to the extent provided by the
                                 shares in the Trust or to         shall have such name or names     Board, shall have such
                                 recommend to shareholders any     as may be determined from time    authority as delegated to it by
                                 action requiring shareholders'    to time by resolution adopted     the Board from time to time,
                                 approval.                         by the Board of Directors. The    except with respect to: (i) the
                                                                   Board of Directors will           approval of any action that
                                 Any committee of the Trustees,    generally have the power at any   under the Declaration of Trust,
                                 including an executive            time to change the membership     the Bylaws or applicable law
                                 committee, if any, may act with   of any committee, to fill all     also requires shareholder
                                 or without a meeting. A quorum    vacancies, to designate           approval or requires approval
                                 for all meetings of any such      alternate members to replace      by a majority of the entire
                                 committee shall be a majority     any absent or disqualified        Board or certain members of the
                                 of the members thereof. Unless    member or to dissolve any such    Board; (ii) the filling of
                                 provided otherwise in the         committee. Subject to the power   vacancies on the Board or on
                                 Declaration of Trust, any         of the Board of Directors, the    any committee thereof;
                                 action of any such committee      members of a committee will       provided, however, that such
                                 may be taken at a meeting by      have the power to fill any        committee may nominate Trustees
                                 vote of a majority of the         vacancies on such committee.      to fill such vacancies, subject
                                 members present (a quorum being                                     to the Trust's compliance with
                                 present) or without a meeting     A majority of the members of      the 1940 Act and the rules
                                 by unanimous written consent of   the committee will constitute a   thereunder; (iii) the
                                 the members.                      quorum for the transaction of     amendment, restatement or
                                                                   business at any meeting of the    repeal of the Declaration of
                                                                   committee. The action of a        Trust or the Bylaws or the
                                                                   majority of the committee         adoption of a new Declaration
                                                                   members present at a meeting at   of Trust or new Bylaws; (iv)
                                                                   which a quorum is present will    the amendment or repeal of any
                                                                   be the act of such committee.     resolution of the Board; or (v)
                                                                                                     the designation of any other
                                                                                                     committee of the Board or the
                                                                                                     members of such committee.

                                                                                                     A quorum for all meetings of
                                                                                                     any such committee shall be a
                                                                                                     majority of the

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                                                     members thereof. To the extent
                                                                                                     not inconsistent with the
                                                                                                     provisions of the 1940 Act, any
                                                                                                     action that may be taken at any
                                                                                                     committee meeting may be taken
                                                                                                     without a meeting and without
                                                                                                     prior written notice if a
                                                                                                     consent or consents in writing
                                                                                                     setting forth the action so
                                                                                                     taken is signed by the Trustees
                                                                                                     having not less than the
                                                                                                     minimum number of votes that
                                                                                                     would be necessary to authorize
                                                                                                     or take that action at a
                                                                                                     meeting at which all Trustees
                                                                                                     on the committee were present
                                                                                                     and voted.

                                                                                                     The Board may appoint one or
                                                                                                     more advisory committees
                                                                                                     comprised of such number of
                                                                                                     individuals appointed by the
                                                                                                     Board who may meet at such
                                                                                                     time, place and upon such
                                                                                                     notice, if any, as determined
                                                                                                     by the Board. Such advisory
                                                                                                     committees shall have no power
                                                                                                     to require the Trust or any
                                                                                                     series thereof to take any
                                                                                                     specific action.

TRUSTEE/DIRECTOR LIABILITY       No Trustee shall be subject to    Under the MGCL, the charter of    The Declaration of Trust
                                 any personal liability            a Maryland corporation may        provides that any person who is
                                 whatsoever to any person for      include any provision expanding   or was a Trustee of the Trust
                                 any action or failure to act      or limiting the liability of      shall be liable to the Trust
                                 (including without limitation     its directors to the              and its shareholders for any
                                 the failure to compel in any      corporation or its stockholders   act or omission that
                                 way any former or acting          for money damages, but may not    constitutes a bad faith
                                 Trustee to redress any breach     include any provision that        violation of the implied
                                 of trust) except that nothing     restricts or limits the           contractual covenant of good
                                 in the Declaration of Trust       liability of its directors to     faith and fair dealing, for
                                 shall protect any Trustee from    the corporation or its            such Trustee's own willful
                                 any liability to the Trust        stockholders: (A) to              misfeasance, bad faith, gross

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 or its shareholders to which he   the extent that it is proved      negligence, or reckless
                                 would otherwise be subject by     that the person actually          disregard of the duties
                                 reason of willful misfeasance,    received an improper benefit or   involved in the conduct of such
                                 bad faith or gross negligence     profit in money, property, or     Trustee (such conduct referred
                                 in the performance of his         services for the amount of the    to as "Disqualifying Conduct"),
                                 duties, or by reason of           benefit or profit in money,       and for nothing else.
                                 reckless disregard of his         property, or services actually
                                 obligations and duties as         received; or (B) to the extent    Except in these instances,
                                 Trustee. All persons must look    that a judgment or other final    Trustees shall not be
                                 solely to the Trust Property      adjudication adverse to the       responsible or liable in any
                                 belonging to a class of shares    person is entered in a            event for any act or omission
                                 for satisfaction of claims of     proceeding based on a finding     of any other agent of the Trust
                                 any nature arising in             in the proceeding that the        or its investment adviser or
                                 connection with the affairs of    person's action, or failure to    principal underwriter to the
                                 such class of the Trust.          act, was the result of active     fullest extent that limitations
                                                                   and deliberate dishonesty and     of liability are permitted by
                                                                   was material to the cause of      the Delaware Act.
                                                                   action adjudicated in the
                                                                   proceeding.                       Moreover, except in these
                                                                                                     instances, no Trustee, when
                                                                   The Charter provides that to      acting in his or her capacity
                                                                   the fullest extent that the       as such, shall be personally
                                                                   limitations on the liability of   liable to any other person,
                                                                   directors and officers are        other than the Trust or its
                                                                   permitted by the MGCL, no         shareholders, for any act,
                                                                   director or officer of the        omission or obligation of the
                                                                   Corporation shall have any        Trust or any Trustee thereof.
                                                                   liability to the Corporation or
                                                                   its stockholders for damages.

TRUSTEE/DIRECTOR                 The Trust will indemnify each     Under the Charter, the            The Trust shall indemnify, to
INDEMNIFICATION                  of its Trustees against all       Corporation is required to        the fullest extent permitted
                                 liabilities and expenses          indemnify and advance expenses    under applicable law, any
                                 (including amounts paid in        to its currently acting and its   Trustee who was or is a party
                                 satisfaction of judgments, in     former directors to the fullest   or is threatened to be made a
                                 compromise, as fines and          extent permitted by the MGCL.     party to any proceeding by
                                 penalties, and as counsel fees)   The Corporation is required to    reason of the fact that such
                                 reasonably incurred by him in     indemnify and advance expenses    person is or was a Trustee of
                                 connection with the defense or    to its officers to the same       the Trust, against expenses,
                                 disposition of any action, suit   extent as its directors and to    judgments, fines, settlements,
                                 or other proceeding, whether      such further extent as is         and other amounts
                                 civil                             consistent

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 or criminal, in which he may be   with law.                         actually and reasonably
                                 involved or with which he may                                       incurred in connection with
                                 be threatened, while as a         Under the 1940 Act, no            such proceeding if such Trustee
                                 Trustee or thereafter, by         provision in the By-laws will     acted in good faith, or in the
                                 reason of his being or having     be effective to protect or        case of a criminal proceeding,
                                 been such a Trustee except with   purport to protect any director   had no reasonable cause to
                                 respect to any matter as to       or officer of the Corporation     believe that the conduct was
                                 which he is adjudicated to have   against any liability to the      unlawful. The termination of
                                 acted in bad faith, willful       Corporation or its security       any proceeding by judgment,
                                 misfeasance, gross negligence     holders to which he would         order, settlement, conviction,
                                 or reckless disregard of his      otherwise be subject by reason    or plea of nolo contendere or
                                 duties, provided that as to any   of willful misfeasance, bad       its equivalent shall not of
                                 matter disposed of by a           faith, gross negligence, or       itself create a presumption
                                 compromise payment by such        reckless disregard of the         that the Trustee did not act in
                                 person, pursuant to a consent     duties involved in the conduct    good faith or that the Trustee
                                 decree or otherwise, no           of his office.                    had reasonable cause to believe
                                 indemnification either for said                                     that the conduct was unlawful.
                                 payment or for any other          Under the MGCL, a corporation     There shall nonetheless be no
                                 expenses will be provided         may indemnify a director made a   indemnification for a Trustee's
                                 unless the Trust receives a       party to any Proceeding by        own Disqualifying Conduct.
                                 written opinion from              reason of service in that
                                 independent legal counsel         capacity unless found liable      Any indemnification under the
                                 approved by the Trustees to the   under provisions for (i) any act  Declaration of Trust shall be
                                 effect that if either the         or omission of the director that  made by the Trust, or the
                                 matter of willful misfeasance,    was material to the matter        applicable series thereof, if
                                 gross negligence or reckless      giving rise to a threatened,      authorized in the specific case
                                 disregard of duty, or the         pending or completed action,      on a determination that
                                 matter of bad faith had been      suit or proceeding, whether       indemnification of the Trustee
                                 adjudicated, it would in the      civil, criminal,                  is proper in the circumstances
                                 opinion of such counsel have      administrative, or                by (i) a final decision on the
                                 been adjudicated in favor of      investigative ("Proceeding"),     merits by a court or other body
                                 such person. The rights           and (1) was committed in bad      before whom the proceeding was
                                 accruing to any person under      faith; or (2) was the result of   brought that the Trustee was
                                 these provisions will not         active and deliberate             not liable by reason of
                                 exclude any other right to        dishonesty; or (ii) the           Disqualifying Conduct
                                 which he may be lawfully          director actually received an     (including, but not limited to,
                                 entitled, provided that no        improper personal benefit in      dismissal of either a court
                                 person may satisfy any right of   money, property, or services;     action or an administrative
                                 indemnity or reimbursement        or (iii) in the case of any       proceeding against the Trustee
                                 hereunder except out of the       criminal proceeding, the          for insufficiency of evidence
                                 property of the Trust.            director had reasonable cause     of any Disqualifying Conduct);
                                                                   to believe that the act or        or (ii) in the absence of such
                                 The Trustees may make advance     omission was unlawful.            a decision, a reasonable
                                 payments in connection with the   Indemnification may be against    determination, based
                                 indemnification, provided that    judgments, penalties, fines,
                                 the                               settlements, and reasonable

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 indemnified person provides a     expenses actually incurred by     upon a review of the facts,
                                 secured written undertaking to    the director in connection with   that the Trustee was not liable
                                 reimburse the Trust in the        the Proceeding. However, if the   by reason of Disqualifying
                                 event it is subsequently          Proceeding was one by or in the   Conduct, by (A) the vote of a
                                 determined that he is not         right of the corporation,         majority of a quorum of the
                                 entitled to such                  indemnification may not be made   Trustees who are not (x)
                                 indemnification.                  in respect of any Proceeding in   Interested Persons (as that
                                                                   which the director shall have     term is defined in the 1940
                                 The Trustees will indemnify       been adjudged to be liable to     Act) of the Trust, (y) parties
                                 representatives and employees     the corporation.                  to the proceeding, or (z)
                                 of the Trust to the same extent                                     parties who have any economic
                                 that Trustees are entitled to                                       or other interest in connection
                                 indemnification.                                                    with such specific case (the
                                                                                                     "disinterested, non-party
                                                                                                     Trustees"), or (B) by
                                                                                                     independent legal counsel in a
                                                                                                     written opinion.

                                                                                                     Expenses incurred by a Trustee
                                                                                                     in defending any proceeding may
                                                                                                     be advanced by the Trust, or
                                                                                                     the applicable series thereof,
                                                                                                     before the final disposition of
                                                                                                     the proceeding on receipt of an
                                                                                                     undertaking by or on behalf of
                                                                                                     the Trustee to repay the amount
                                                                                                     of the advance if it shall be
                                                                                                     determined ultimately that the
                                                                                                     Trustee is not entitled to be
                                                                                                     indemnified as authorized under
                                                                                                     the Declaration of Trust,
                                                                                                     provided that at least one of
                                                                                                     the following conditions for
                                                                                                     the advancement of expenses is
                                                                                                     met: (i) the Trustee shall
                                                                                                     provide appropriate security
                                                                                                     for his or her undertaking;
                                                                                                     (ii) the Trust, or the
                                                                                                     applicable series thereof,
                                                                                                     shall be insured against losses
                                                                                                     arising by reason of any lawful
                                                                                                     advances; or (iii) a majority
                                                                                                     of a quorum of the
                                                                                                     disinterested non-party
                                                                                                     Trustees of the Trust, or an
                                                                                                     independent legal counsel in a
                                                                                                     written

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                                                     opinion, shall determine, based
                                                                                                     on a review of readily
                                                                                                     available facts (as opposed to
                                                                                                     a full trial-type inquiry),
                                                                                                     that there is reason to believe
                                                                                                     that the Trustee ultimately
                                                                                                     will be found entitled to
                                                                                                     indemnification.

DIVIDENDS                        Shares of each class shall be     Shares of each class of capital   The Declaration of Trust
                                 entitled to such dividends and    stock shall be entitled to such   provides that the shareholders
                                 distributions, in shares or in    dividends and distributions, in   of any series or class of the
                                 cash or both, as may be           stock or in cash or both, as      Trust shall be entitled to
                                 declared from time to time by     may be declared from time to      receive dividends and
                                 the Trustees, acting in their     time by the Board of Directors,   distributions when, if, and as
                                 sole discretion, with respect     acting in its sole discretion,    declared by its Board of
                                 to such class, provided that      with respect to such class;       Trustees, and that the right of
                                 dividends and distributions on    provided, however, that           the Trust's shareholders to
                                 shares of a particular class      dividends and distributions on    receive dividends or other
                                 shall be paid only out of the     shares of a class of capital      distributions on shares of any
                                 lawfully available "assets        stock shall be paid only out of   class may be set forth in a
                                 belonging to" such class as       the lawfully available "assets    plan adopted by the Board of
                                 such term is defined in the       belonging to" such class as       Trustees pursuant to the 1940
                                 Declaration of Trust.             such term is defined in the       Act. Dividends and
                                                                   Charter.                          distributions may be paid in
                                                                                                     cash, in kind or in shares, and
                                                                                                     the Board of Trustees may
                                                                                                     retain such amounts as it may
                                                                                                     deem necessary or desirable for
                                                                                                     the conduct of the Trust's
                                                                                                     affairs.

CAPITALIZATION                   The beneficial interest in the    The Board of Directors has        The Trust's shares of
                                 Trust shall at all times be       power and authority to increase   beneficial interest are issued
                                 divided into an unlimited         or decrease the number of         without par value and the
                                 number of full and fractional     shares of stock or class of       Declaration of Trust authorizes
                                 transferable shares without par   stock, that the Corporation has   the issuance of an unlimited
                                 value.                            the authority to issue.           number of shares, which may be
                                                                                                     divided into separate and
                                                                   With respect to the               distinct series or classes.
                                                                   Corporation, the total number     These series and classes will
                                                                   of shares of capital stock of     have the
                                                                   all classes which the
                                                                   Corporation

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                                                   has authority to issue is         rights, powers and duties set
                                                                   30,000,000,000 shares of common   forth in the Declaration of
                                                                   stock of the par value of $.001   Trust or as specified in
                                                                   per share and of the aggregate    resolutions of the Board of
                                                                   par value of $30,000,000.         Trustees.

NUMBER OF TRUSTEES/DIRECTORS     There may be no less than three   Under the By-Laws, the number     The Declaration of Trust
AND VACANCIES                    nor more than ten Trustees,       of directors of the corporation   provides that the number of
                                 provided that so long as there    may not be less than three (3)    Trustees shall in no event be
                                 are less than three               nor more than fifteen (15).       less than one nor more than
                                 shareholders, the number of                                         fifteen. The number of Trustees
                                 Trustees may be less than three   Under the MGCL, stockholders      shall not be reduced so as to
                                 but not less than the number of   may generally elect a successor   shorten the term of any Trustee
                                 shareholders. The term of         to fill a vacancy on the board    then in office. Each Trustee
                                 office of a Trustee will          of directors which results from   shall hold office for the
                                 terminate and a vacancy will      the removal of a director. If     lifetime of the Trust or until
                                 occur in the event of the         the stockholders of any class     such Trustee's earlier death,
                                 death, resignation, removal, or   or series are entitled            resignation, removal,
                                 incapacity to perform the         separately to elect one or more   retirement, or inability
                                 duties of the office of a         directors, the stockholders of    otherwise to serve, or if
                                 trustee.                          that class or series may elect    sooner than any of such events,
                                                                   a successor to fill a vacancy     until the next meeting of
                                 In case a vacancy exists by       on the board of directors which   shareholders called for the
                                 reason of an increase in          results from the removal of a     purpose of electing Trustees or
                                 number, or for any other          director elected by that class    consent of shareholders in lieu
                                 reason, the remaining Trustees    or series. In regards to the      thereof for the election of
                                 may fill such vacancy by          board of director's power to      Trustees, and until the
                                 appointing such other person as   fill vacancies: (i) a majority    election and qualification of
                                 they in their discretion shall    of the remaining directors,       his or her successor.
                                 select. An appointment of a       whether or not sufficient to
                                 Trustee may be made in            constitute a quorum, may fill a   The Bylaws provide that
                                 anticipation of vacancy to        vacancy on the board of           vacancies on the Board may be
                                 occur at a later date by reason   directors which results from      filled by not less than a
                                 of retirement or resignation of   any cause except an increase in   majority vote of the Trustee(s)
                                 the Trustee or an increase in     the number of directors; and      then in office, regardless of
                                 the number of Trustees;           (ii) a majority of the entire     the number and even if less
                                 provided, that such appointment   board of directors may fill a     than a quorum. However, a
                                 will not become effective prior   vacancy which results from an     shareholders' meeting shall be
                                 to such retirement or             increase in the number of         called to elect Trustees if
                                 resignation or such increase in   directors. Additionally, if the   required by the 1940 Act.
                                 the number of Trustees.           stockholders of any
                                 Whenever a vacancy in number of                                     In the event all Trustee
                                 Trustees occurs, until such                                         offices

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
                                 vacancy is filled, the Trustees   class or series are entitled      become vacant, an authorized
                                 in office, regardless of their    separately to elect one or more   officer of the investment
                                 number, shall have all the        directors, a majority of the      adviser shall serve as the sole
                                 powers granted to the Trustees    remaining directors elected by    remaining Trustee (effective
                                 and shall discharge all the       that class or series or the       upon the vacancy in office of
                                 duties imposed on the Trustees    sole remaining director elected   the last Trustee) and shall, as
                                 by the Declaration of Trust. A    by that class or series may       soon as practicable, fill all
                                 written instrument certifying     fill any vacancy among the        of the vacancies on the Board;
                                 existence of such vacancy         number of directors elected by    provided, however, that the
                                 signed by a majority of the       that class or series. A           percentage of Trustees who are
                                 Trustees shall be conclusive      director elected by the board     disinterested Trustees (as
                                 evidence of the existence of      of directors to fill a vacancy    defined in the Bylaws) shall be
                                 such vacancy. Such appointment    serves until the next annual      no less than that required by
                                 shall be evidenced by a written   meeting of stockholders and       the 1940 Act. Upon the
                                 instrument signed by a majority   until his successor is elected    qualification of such Trustees,
                                 of the then Trustees but the      and qualifies. A director         the authorized officer of the
                                 appointment will not take         elected by the stockholders to    investment adviser shall resign
                                 effect until the individual so    fill a vacancy which results      as Trustee and a shareholders'
                                 named has qualified by            from the removal of a director    meeting shall be called, as
                                 accepting in writing the          serves for the balance of the     required by the 1940 Act, to
                                 appointment and agreeing to be    term of the removed director.     elect Trustees.
                                 bound by the terms of the
                                 Declaration of Trust. A vacancy                                     Whenever a vacancy in the Board
                                 may also be filled by the                                           shall occur, until such vacancy
                                 shareholders in an election                                         is filled or the number of
                                 held at a duly called meeting.                                      authorized Trustees
                                 As soon as any Trustee so                                           constituting the Board is
                                 appointed or elected has                                            decreased pursuant to the
                                 qualified, the Trust estate                                         Declaration of Trust, the
                                 shall vest in the new Trustee                                       Trustee(s) then in office,
                                 or Trustees, together with the                                      regardless of the number and
                                 continuing Trustees, without                                        even if less than a quorum,
                                 any further act or conveyance.                                      shall have all the Board's
                                                                                                     powers and shall discharge all
                                                                                                     the Board's duties as though
                                                                                                     such number constitutes the
                                                                                                     entire Board.

INDEPENDENT CHAIR OF THE BOARD   The Declaration of Trust and      The Charter and By-laws do not    The Declaration of Trust and
                                 Code of Regulations do not        require an independent chair of   Bylaws do not require an
                                 require an independent chair of   the Board of Directors.           independent chair of the Board
                                 the Board of Trustees.                                              of Trustees.

                                 MASSACHUSETTS BUSINESS TRUST      MARYLAND CORPORATION              DELAWARE STATUTORY TRUST
                                 -------------------------------   -------------------------------   -------------------------------
INSPECTION OF BOOKS AND RECORDS  The Trustees may from time to     No stockholder will have any      The Bylaws provide that, upon
                                 time determine whether and to     right to inspect any account or   reasonable written demand to
                                 what extent, and at what time     book or document of the           the Trust, a shareholder may
                                 and places, and under what        Corporation, except as            inspect certain information as
                                 conditions and regulations the    conferred by law or authorized    to the governance and affairs
                                 accounts and books of the Trust   by resolution of the Board of     of the Trust for any purpose
                                 or any of them shall be open to   Directors or of the               reasonably related to the
                                 the inspections of the            stockholders.                     shareholder's interest as a
                                 shareholders; and no                                                shareholder. However,
                                 shareholder has any right to                                        reasonable standards governing
                                 inspect any account or book or                                      the information and documents
                                 document of the Trust except as                                     to be furnished and the time
                                 conferred by law or authorized                                      and location of furnishing them
                                 by the Trustees or by                                               may be established by the Board
                                 resolution of the shareholders.                                     of Trustees or, if the Board
                                                                                                     has not done so, by the
                                                                                                     president, any vice-president
                                                                                                     or the secretary. In addition,
                                                                                                     the Bylaws also authorize the
                                                                                                     Board or, in case the Board
                                                                                                     does not act, the president,
                                                                                                     any vice-president or the
                                                                                                     secretary, to keep confidential
                                                                                                     from shareholders for a
                                                                                                     reasonable period of time any
                                                                                                     information that the Board or
                                                                                                     the officer reasonably believes
                                                                                                     to be in the nature of trade
                                                                                                     secrets or other information
                                                                                                     that the Board or the officer
                                                                                                     in good faith believes: (1)
                                                                                                     would not be in the best
                                                                                                     interests of the Trust or any
                                                                                                     series thereof to disclose; (2)
                                                                                                     could damage the Trust or any
                                                                                                     series thereof or its business;
                                                                                                     or (3) that the Trust or any
                                                                                                     series thereof is required by
                                                                                                     law or by agreement with a
                                                                                                     third party to keep
                                                                                                     confidential.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, CODE OF REGULATIONS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                   PROPOSAL 2

APPROVAL OF A NEW ADVISORY AGREEMENT WITH PNC CAPITAL ADVISORS, LLC

At the Meeting, shareholders of each PNC Fund will be asked to approve a new advisory agreement between the PNC Funds and PNC Capital Advisors, LLC (the "Adviser"). The PNC Fund Board recommends that shareholders of each PNC Fund vote FOR the approval of the New Advisory Agreement with the Adviser.

BACKGROUND

On [DATE], 2009, the predecessor investment adviser to PNC Funds, PNC Capital, merged with Allegiant, its affiliate, to form the Adviser, a Delaware limited liability company. The Adviser and its predecessors, PNC Capital and Allegiant, the predecessor investment adviser to the Allegiant Funds, are indirect wholly-owned subsidiaries of PNC. PNC acquired Allegiant through the merger of National City Corporation into PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of Allegiant and PNC Capital to form the Adviser.

In anticipation of the business combination, the PNC Fund Board, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act) (the "PNC Independent Directors"), met in person at a meeting on August 12, 2009, and approved an interim investment advisory agreement and a new investment advisory agreement between the Company, on behalf of the PNC Funds, and the Adviser. The interim investment advisory agreement (the "Interim Advisory Agreement") became effective on [DATE], 2009.

Prior to [DATE], 2009, PNC Capital served as the investment adviser to each PNC Fund pursuant to an investment advisory agreement entered into on July 19, 2007 with the Company, on behalf of the PNC Funds (the "Prior Advisory Agreement"). The new investment advisory agreement (the "New Advisory Agreement") between the Adviser and the PNC Funds is subject to approval by each PNC Fund's shareholders. The Interim Advisory Agreement will be effective until [DATE], 2010 or until PNC Fund shareholders approve the New Advisory Agreement, whichever is earlier. For information about the PNC Fund Board's deliberations and the reasons for its recommendation, see "PNC Fund Board Approval and Recommendation" below.

Under the Interim Advisory Agreement, the Adviser provides investment advisory services to the PNC Funds that are substantially identical to the services provided by PNC Capital under the Prior Advisory Agreement. The Interim Advisory Agreement contains the same terms and conditions, including the same services and advisory fees as the Prior Advisory Agreement, except that as required by Rule 15a-4 under the 1940 Act, the advisory fees earned by the Adviser under the Interim Advisory Agreement is being held in an interest bearing escrow account. If a majority of a PNC Fund's outstanding voting securities approves the New Advisory Agreement with respect to that PNC Fund, then the amount in the escrow account for that PNC Fund (including any interest earned) will be paid to the Adviser. If a majority of a PNC Fund's outstanding voting securities does not approve the New Advisory Agreement, then the Adviser will be paid for that PNC Fund, out of the escrow account, the lesser of (i) any costs incurred in performing the Interim Advisory Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the PNC Fund.

The form of the New Advisory Agreement is attached hereto as Appendix B. The material terms of the New Advisory Agreement are described in "The New Advisory Agreement" below. The New Advisory Agreement contains the same terms and conditions, including the same services and advisory fees as the Prior Advisory Agreement.

If a PNC Fund's shareholders do not approve the New Advisory Agreement at the Meeting or at an adjournment of the Meeting, then the Adviser will no longer be the investment adviser of the respective PNC Fund, in which case the PNC Fund Board will consider other alternatives and will make such arrangements for the management of that PNC Fund's investments as it deems appropriate and in the best interests of the PNC Fund, including (without limitation) the recommendation of one or more other advisers, subject to approval by the PNC Fund Board and the PNC Fund's shareholders.

INFORMATION ABOUT PNC CAPITAL ADVISORS, LLC

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's principal offices are located at [ADDRESS]. As a result of the business combination of PNC Capital and Allegiant, the Adviser had over $[__________] billion of assets under management as of September 30, 2009.

The Adviser has continued to provide substantially the same investment advisory services that PNC Capital had provided pursuant to the Prior Advisory Agreement. In addition, the Adviser has assumed investment advisory responsibilities for certain PNC Funds that PNC Capital had previously delegated to sub-advisers. As a result of the business combination of PNC Capital and Allegiant to form the Adviser, PNC Capital terminated the sub-advisory agreements with Delaware Management Company ("Delaware") for the Capital Opportunities Fund and Morgan Stanley and Artio Global Management LLC ("Artio") for the International Equity Fund and, effective September 30, 2009, and investment personnel of the Adviser assumed management of the Capital Opportunities Fund and a portfolio of the International Equity Fund. These changes did not increase the investment advisory fees that the PNC Funds pay the Adviser for its services. For all of the other PNC Funds, the portfolio managers did not change.

The Adviser, like its predecessors, PNC Capital and Allegiant, is a wholly-owned subsidiary of PNC Bank which, in turn, is wholly-owned by PNC. PNC Bank's principal offices are located at 22 Delaware Avenue, Wilmington, Delaware 19801. PNC is a financial holding company, whose principal offices are located at One PNC Plaza, 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222. As of the Record Date, there were no holders of record or beneficial ownership of 10% or more of any class of issued and outstanding voting securities of PNC.

The following table sets forth the name, position and principal occupation of the principal executive officers and each director of the Adviser as of September 30, 2009.

NAME                            POSITION               PRINCIPAL OCCUPATION
--------------------   ----------------------------   ---------------------


The following table sets forth the officers and directors of the Adviser and its affiliates who also serve as officers of the Company as of the Record Date. Officers and directors of the Adviser who also serve as officers of the Company do not receive compensation from the Funds for their services as officer of the Company.

NAME                   POSITION WITH THE COMPANY      POSITION WITH ADVISER
--------------------   ----------------------------   ---------------------
Kevin A. McCreadie     President
Jennifer E. Spratley   Vice President and Treasurer
Jennifer E. Vollmer    Secretary
Savonne L. Ferguson    Assistant Secretary

Decatur H. Miller, a director of the the Company, serves as co-trustee of a trust of which PNC Bank is also a co-trustee. Any transactions by PNC Fund Directors involving securities of the Adviser, its predecessors or its affiliates since the beginning of the PNC Funds' fiscal year ended May 31, 2009 did not exceed 1% of the outstanding securities of any class of such securities.

There were no brokerage commissions paid by the PNC Funds to brokers affiliated with the Adviser, PNC Capital or Allegiant for the PNC Funds' fiscal year ended May 31, 2009.

Compensation Paid to the Adviser and its predecessor, PNC Capital

Under the Interim Advisory Agreement and New Advisory Agreement, each PNC Fund pays the Adviser an advisory fee that is calculated daily and paid monthly. The table below lists the fees charged under the Prior Advisory Agreement and the advisory fees each PNC Fund paid to PNC Capital for the fiscal year ended May 31, 2009. During the fiscal year ended May 31, 2009, PNC Capital voluntarily waived a portion of the advisory fee. The investment advisory fee rates paid by the PNC Funds under the New Advisory Agreement are the same as the fees paid under the Prior Advisory Agreement.

                                        NET FEES PAID TO PNC   FEES WAIVED BY PNC
PNC FUND                                CAPITAL                CAPITAL
-------------------------------------   --------------------   -----------------
Prime Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Capital Opportunities Fund
International Equity Fund

The Adviser also serves as administrator to the Company. Each PNC Fund pays the Adviser an annual administrative services fee of 0.125% of each PNC Fund's aggregate average daily net assets. The Adviser pays a portion of this administrative services fee received from the PNC Funds to PNC-GIS, an affiliate of the Adviser, for sub-administration services provided to the Adviser. The table below lists the administrative fees each PNC Fund paid to PNC Capital for the fiscal year ended May 31, 2009.

PNC FUND                                FEES PAID TO PNC CAPITAL
-------------------------------------   ------------------------
Prime Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Capital Opportunities Fund
International Equity Fund

Each PNC Fund pays also pays PNC-GIS fees for fund accounting, blue sky registration and transfer agency services. The table below lists the aggregate fees each PNC Fund paid to PNC-GIS for the fiscal year ended May 31, 2009.

PNC FUND                                AGGREGATE FEES PAID TO PNC-GIS
-------------------------------------   ------------------------------
Prime Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Capital Opportunities Fund
International Equity Fund

THE NEW ADVISORY AGREEMENT

The form of the New Advisory Agreement is attached hereto as Appendix B. The material terms of the New Advisory Agreement are described below. The terms of the New Advisory Agreement are the same as the terms of the Prior Advisory Agreement.

ADVISER'S RESPONSIBILITIES. Subject to the supervision of the PNC Fund Board, the Adviser will provide a continuous investment program for each of PNC Fund, including investment research and management with respect to all securities and investments and cash equivalents in the PNC Funds in accordance with each PNC Fund's investment objectives, policies, and restrictions as stated in the PNC Funds' registration statement. The Adviser will also place portfolio transactions in accordance with applicable securities laws; take action with respect to any proxies, notices, reports and other communications relating to any of the PNC Funds' portfolio securities; maintain all books and records relating to the securities transactions of the PNC Funds; furnish the PNC Fund Board with such periodic and special reports as requested; and attend regular business and investment related meetings of the PNC Fund Board as requested.

RETENTION OF SUB-ADVISORY SERVICES. The Adviser is authorized but not required to employ or contract with other persons to assist in the performance of its responsibilities under the agreement including, without limitation, one or more sub-advisers who may perform under the Adviser's supervision; provided, however, that the retention of any sub-adviser shall be approved as may be required by the 1940 Act and fees or other compensation of any such other persons or sub-advisers shall be paid by the Adviser.

ADVISER EXPENSES. The Adviser will pay all expenses incurred by it in connection with its activities under the agreement other than expenses to be borne by the PNC Funds, as set forth below.

FUND EXPENSES. The expenses to be borne by the PNC Funds include, without limitation, the following: organizational costs; taxes; interest; brokerage fees and commissions and other expenses in any way related to the execution, recording and settlement of portfolio security transactions; fees of Directors who are not also officers or employees of the Adviser and its affiliates; SEC fees; state Blue Sky qualification fees; charges of custodians and transfer and dividend paying agents; premiums for directors and officers liability insurance; costs of fidelity bonds; industry association fees; outside auditing and legal expenses; costs of maintaining corporate existence; costs of maintaining required books and accounts; cost of office facilities and supplies; data processing, clerical, accounting and bookkeeping services and other administrative expenses; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of SEC regulatory reports; costs of shareholders reports and meetings; costs of preparing, printing and mailing prospectuses for regulatory purposes and for distribution to existing shareholders; and extraordinary expenses.

COMPENSATION PAID TO THE ADVISER. In return for the investment advisory services provided by the Adviser, and the expenses it assumes under the agreement, each PNC Fund pays the Adviser a fee which is calculated daily and payable monthly. The advisory fee rate for each PNC Fund is set forth in Appendix B. The investment advisory fee rates paid by the PNC Funds under the New Advisory Agreement are the same as the fees paid under the Prior Advisory Agreement.

LIABILITY OF THE ADVISER. The Adviser shall not be liable for any alleged or actual error of judgment or mistake of law or for any loss suffered by any PNC Fund in connection with matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the agreement.

TERMINATION OF THE AGREEMENT. The agreement may be terminated with respect to any PNC Fund without penalty upon sixty (60) days' written notice by either party. Each PNC Fund may agree to terminate its advisory services under the agreement either by the vote of a majority of the outstanding voting securities of the PNC Fund or by a vote of the PNC Fund Board. The agreement will automatically terminate in the event of its assignment.

THE PRIOR ADVISORY AGREEMENT

The Prior Advisory Agreement between the PNC Funds and PNC Capital was dated July 19, 2007. The Prior Advisory Agreement was approved by shareholders at a special meeting on July 19, 2007 and was most recently approved by the PNC Fund Board on May 15, 2009. The PNC Funds' annual report for the fiscal year ended May 31, 2009 includes a detailed discussion of the PNC Fund Board's considerations in approving the continuation of the Prior Advisory Agreement.

PNC FUND BOARD APPROVAL AND RECOMMENDATION

In reaching its decision to approve the Interim Advisory Agreement and the New Advisory Agreement, the PNC Fund Directors, including all of the Independent Directors, met at their regular meeting held on August 12, 2009 with management of PNC Capital and Allegiant to discuss the proposed business combination of PNC Capital and Allegiant to form the Adviser.

In the course of their review the Directors, with the assistance of independent counsel, considered their legal responsibilities and reviewed materials received from PNC Capital and Allegiant. The Directors considered whether such approvals would be in the best interests of each PNC Fund and its shareholders, focusing primarily on the nature and quality of the services to be provided by the Adviser and the overall fairness of the Interim Advisory Agreement and the New Advisory Agreement. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered that the Interim Advisory Agreement and the New Advisory Agreement were substantially identical in all material respects to the Prior Advisory Agreement, that there will be no changes in the advisory fees, and that the advisory fees will be held in escrow pending approval of the New Advisory Agreement. The Directors also considered the material terms of the business combination of PNC Capital and Allegiant that would impact the PNC Funds, including but not limited to the changes to the portfolio management of the Capital Opportunities Fund and the International Equity Fund; the proposed merger of the PNC Funds into and with the Allegiant Funds; and that the PNC Funds would not bear any expenses related to the business combination of PNC Capital and Allegiant, including expenses related to the proxy statement.

With respect to the nature, extent and quality of advisory services provided by the Adviser under the New Advisory Agreement, the Directors considered that the New Advisory Agreement provided for the same services, and contained the same terms and conditions as the Prior Advisory Agreement and the Interim Advisory Agreement. They also considered the Adviser's investment management style, experience and staffing of the portfolio management and investment research personnel dedicated to performing services for the PNC Funds. The Directors reviewed the changes to the portfolio management, research and trading personnel as a result of the business combination of PNC Capital and Allegiant which would provide the PNC Funds with a greater depth of portfolio management and research services and expertise. The Directors also considered the changes that PNC Capital and Allegiant proposed to make to the portfolio management of the Capital Opportunities Fund formerly sub-advised by Delaware and a portion of the International Equity Fund's portfolio formerly sub-advised by Artio and reviewed the investment strategy and process and the composite investment performance of the new proposed portfolio management and research teams for these funds. The Directors also considered the Adviser's compliance program and its procedures and noted that PNC Capital and Allegiant had the same chief compliance officer and compliance staff overseeing the advisory firm's respective programs and would continue to oversee the Adviser's compliance program following the business combination, including the Adviser's disaster recovery plan, code of ethics and proxy voting policies and procedures. The Directors confirmed that there were no pending litigation or regulatory actions against PNC Capital or Allegiant that would adversely affect or prohibit the Adviser's services to the PNC Funds. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the PNC Funds.

With respect to the advisory fees to be paid to the New Advisory Agreement, the Directors considered that the New Advisory Agreement had the same advisory fees as the Prior Advisory Agreement and the Interim Advisory Agreement. The Directors noted that they had reviewed and considered the advisory fees paid to PNC Capital under the Prior Advisory Agreement at their meeting on May 15, 2009, including the breakpoints in the advisory fee schedules for the PNC Funds that reduce the Adviser's fee rate on assets above a specified level for each PNC Fund.

The Directors also considered the annualized performance of each non-money market PNC Fund for the one-, three-, five- and ten-year periods ended June 30, 2009 (if applicable) in comparison to the respective Morningstar category averages, and the annualized performance of each money market PNC Fund for the one-, three-, five- and ten-year periods ended June 30, 2009 to the applicable money market universe average published by iMoneyNet. In addition to the performance information received by the Directors for the meeting, the Directors routinely receive detailed performance information for the PNC Funds at other regular board meetings during the year at which each PNC Fund's investment performance is compared to the respective Lipper, Morningstar, iMoneyNet peer groups (if applicable to each Fund), benchmark indices and peer groups of mutual funds with similar investment objectives individually selected by the portfolio management teams. The Directors recognized the portfolio management for the Capital Opportunities Fund and International Equity Fund will be different as a result of the business combination of PNC Capital and Allegiant, and that for purpose of approving the New Advisory Agreement, the past performance information for those PNC Funds may not be relevant.

CAPITAL OPPORTUNITIES FUND. Prior to September 30, 2009 the fund was sub-advised by Delaware. On September 30, 2009, the Adviser began managing the fund directly. The Directors reviewed the fund's performance compared to that of the Morningstar category of small-cap blend funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for three-month, year-to-date and one-year periods, but underperformed the category average for the three- and five-year periods. The Directors concluded that the fund's performance was satisfactory.

INTERNATIONAL EQUITY FUND. A portion of the fund's portfolio is sub-advised by Morgan Stanley Investment Management and GE Asset Management Inc. On [DATE], 2009, the Adviser began managing the portions of the fund's portfolio previously sub-advised by Artio. The Directors reviewed the fund's performance compared to that of the Morningstar category of foreign large-cap blend funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for the one-, three- and ten-year periods, but had underperformed the category average for the three month, year-to-date and five-year periods. The Directors concluded that the fund's performance was satisfactory.

DIVERSIFIED REAL ESTATE FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of real estate funds for the various periods ended March 31, 2009. The comparative information showed that the fund had outperformed the average performance of the Morningstar category for the three-month period, but had slightly underperformed the category average for the one-, three-, five- and ten-year periods. The Directors considered the fund's performance in the context of PNC Capital's long-term investment strategy for this asset class and recent market volatility in this sector and concluded that the fund's performance was satisfactory.

LIMITED MATURITY BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of short-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the performance was satisfactory.

TOTAL RETURN BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of intermediate-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the category average for the one- and three-year periods and had underperformed for the five-year period. The Directors concluded that the performance was satisfactory.

MARYLAND TAX-EXEMPT BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of municipal single state intermediate-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

TAX-EXEMPT LIMITED MATURITY BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of national short-term municipal bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category, for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

NATIONAL TAX-EXEMPT BOND FUND. The Directors reviewed the fund's performance compared to that of the Morningstar category of national municipal intermediate-term bond funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the Morningstar category, for the one-, three- and five-year periods and underperformed the category average for the year-to-date and 10 year periods. The Directors concluded that the fund's performance was satisfactory.

PRIME MONEY MARKET FUND. The Directors reviewed the fund's performance compared to that of the iMoneyNet prime category for all money market funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the iMoneyNet category for the one-, three-, five- and ten-year periods and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

GOVERNMENT MONEY MARKET FUND. The Directors reviewed the fund's performance compared to that of the iMoneyNet government category for all money market funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the iMoneyNet category for the year-to-date, one-, three-, five- and ten-year periods. The Directors concluded that the fund's performance was satisfactory.

TAX-EXEMPT MONEY MARKET FUND. The Directors reviewed the fund's performance compared to that of the iMoneyNet tax-free category of all money market funds for the periods ended June 30, 2009. The comparative information showed that the fund outperformed the average performance of the iMoneyNet category for the five- and ten-year periods, was the same as the category average for the three-year period and underperformed the category average for the year-to-date period. The Directors concluded that the fund's performance was satisfactory.

With respect to the advisory fees to be paid to the New Advisory Agreement, the Directors considered that the New Advisory Agreement had the same advisory fees as the Prior Advisory Agreement and the Interim Advisory Agreement. The Directors noted that they had reviewed and considered the advisory fees paid to PNC Capital under the Prior Advisory Agreement at their meeting on May 15, 2009, including the breakpoints in the advisory fee schedules for the PNC Funds that reduce the Adviser's fee rate on assets above a specified level for each PNC Fund.

Based on its evaluation of all material factors, including those described above, the PNC Fund Directors concluded that the terms of the New Advisory Agreement are reasonable and fair and that the approval of the New Advisory Agreement is in the best interests of the PNC Funds and their shareholders.

Based on all of the foregoing, the PNC Fund Directors recommend that shareholders of each PNC Fund vote FOR the approval of the New Advisory Agreement with the Adviser.

                                 VOTING MATTERS

GENERAL INFORMATION

This Proxy Statement is being furnished in connection with the solicitation of proxies by the PNC Fund Board.

VOTING RIGHTS AND REQUIRED VOTE

For Proposal 1, the proposed Reorganizations of the PNC Funds will be voted upon by the shareholders of each Selling Fund only. Shareholders of the Selling Funds are entitled to one vote for each full share held and fractional votes for fractional shares of the respective Selling Fund. A majority of the shares of each Selling Fund entitled to vote, present in person or by proxy, constitutes a quorum to hold the Meeting and vote on the proposals presented. Approval of each Reorganization requires the approval of the holders or the lesser of (1) more than 50% of the outstanding shares of the relevant Selling Fund or (2) 67% or more of the shares of the relevant Selling Fund present at the Meeting if more than 50% of the outstanding shares of the relevant Selling Fund are represented at the Meeting in person of by proxy. The Reorganization Agreement provides that in the event the Reorganization Agreement is not approved by any one of the Selling Funds, the failure of that Selling Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any the other Selling Fund. Accordingly, it is possible that if a shareholder owns shares in more than one of the Selling Funds and shareholders of one of those Selling Funds do not approve the Reorganization, then that Selling Fund would not be reorganized into the comparable Acquiring Fund and the shareholder of that Selling Fund which did not approve the Reorganization, would remain a shareholder of that Selling Fund. However, with respect to the Selling Fund that approved the Reorganization, the shareholder, at the Effective Time of the Reorganization, would become a shareholder of the comparable Acquiring Fund.

Approval of Proposal 2 requires the affirmative vote of the holders of the lesser of (i) 67% of the voting securities of the PNC Fund present at a Meeting if more than 50% of the outstanding voting securities of the respective PNC Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of a PNC Fund.

Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Company a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement and the Reorganization and the approval of the New Investment Advisory Agreement. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. Abstentions and broker non-votes will have the effect of a "NO" vote for purposes of obtaining the requisite approval of the Reorganization and the New Investment Advisory Agreement.

If sufficient votes in favor of the proposals set forth in the Notice of Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting from time to time without further notice to a date not more than 120 days after the original record date for the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Adviser, on behalf of the PNC Funds.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of each Selling Fund at the close of business on October 5, 2009 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following shares of each class of each Selling Fund were outstanding and entitled to vote.

                            TOTAL SHARES OUTSTANDING

Class           PNC CAPITAL OPPORTUNITIES FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC DIVERSIFIED REAL ESTATE FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC GOVERNMENT MONEY MARKET FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC INTERNATIONAL EQUITY FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC LIMITED MATURITY BOND FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC MARYLAND TAX-EXEMPT BOND FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC NATIONAL TAX-EXEMPT BOND FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC PRIME MONEY MARKET FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC TAX-EXEMPT MONEY MARKET FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

Class           PNC TOTAL RETURN BOND FUND
-------------   -----------------------------------------
A Shares
C Shares
Institutional
Shares

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

SELLING FUND. As of the Record Date, the officers and Directors of the PNC Funds, as a group, and the officers and Trustees of the Allegiant Funds, as a group, beneficially owned less than 1% of the outstanding shares of each of the Selling Funds. As of the Record Date, to the best of the knowledge of PNC Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Selling Funds:

ACQUIRING FUND. As of the Record Date, the officers and Directors of the PNC Funds, as a group, and the officers and Trustees of the Allegiant Funds, as a group, beneficially owned less than 1% of the outstanding shares of each of the Acquiring Funds. As of the Record Date, to the best of the knowledge of Allegiant Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquiring Fund:

CONTROL PERSONS. A person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control the Fund for purposes of the 1940 Act.

National City Bank ("National City") and PNC Bank, affiliates of the Adviser, may be deemed to be the beneficial owner, for purposes of the federal securities laws, of shares of certain of the PNC Funds because they possess sole or shared voting power with respect to such shares. National City and PNC Bank do not have an economic interest in such shares, which are held solely for the benefit of their customers or employees. National City and PNC Bank have advised the PNC Funds that they intend to vote the shares in the PNC Funds over which they have retained voting power in a manner that is consistent with their fiduciary responsibilities. As of the Record Date, National City and PNC Bank collectively may be deemed to be the beneficial owner of [PERCENT] of the [NAMES] respectively.

                             ADDITIONAL INFORMATION

Information concerning the operation and management of the PNC Funds and the Allegiant Funds is included in the current prospectuses relating to the PNC Funds and the Allegiant Funds, which are incorporated herein by reference, including the Allegiant Funds' prospectus for the class of shares you own, which accompanies this Proxy Statement. Additional information about the PNC Funds and the Allegiant Funds is included in the current Statements of Additional Information for the PNC Funds and the Allegiant Funds, as may be supplemented, which is available upon request and without charge by calling the PNC Funds and 1-800-551-2145 and the Allegiant Funds at 1-800 622-FUND (3863).

The Allegiant Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Some of these items are also available on the Internet at www.sec.gov.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Selling Funds at 1-800-551-2145 whether other persons are beneficial owners of the Selling Funds' shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement needed to supply copies to the beneficial owners.

DELIVERY OF PROSPECTUS/PROXY STATEMENT. The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as "householding," potentially means extra convenience for shareholders and cost savings for companies. If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement, please notify your placement agent or direct a written request to the PNC Funds at P.O. Box 9770, Providence, RI 02940-9795 or by calling toll-free 1-800-551-2145. Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their placement agent or the PNC Funds directly.

SHAREHOLDER PROPOSALS. As a general matter, the PNC Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of the PNC Funds should send such proposal to the Company at Two Hopkins Plaza, Baltimore, Maryland 21201. Rules promulgated by the SEC require that, to be considered for presentation at a shareholders' meeting, a shareholder's proposal must, among other things, be received at the offices of the PNC Funds a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

REORGANIZATION EXPENSES. PNC or its affiliate will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. It is expected that the solicitation of proxies will be primarily by mail. In order to obtain the necessary quorum at the Meeting, officers and service providers may solicit proxies by telephone, Internet or in person. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals. In addition, Georgeson Inc. d/b/a Computershare Fund Services may be paid for the solicitation of proxies by telephone on behalf of the Selling Funds at a cost of approximately [$ ].

                                 OTHER BUSINESS

The PNC Fund Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

All shareholder inquiries may be addressed by calling the PNC Funds toll-free at 1-800-551-2145. Copies of the most recent Annual and Semi-Annual Reports of the Selling Funds and Acquiring Funds, respectively, may be obtained by calling the PNC Funds toll-free at 1-800-551-2145 or writing to the PNC Funds at P.O. Box 9770, Providence, RI 02940-9795 or by calling the Allegiant Funds toll-free at 1-800-622-FUND (3863) or writing to the Allegiant Funds at 760 Moore Road, King of Prussia, Pennsylvania 19406.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

THE BOARD OF DIRECTORS OF THE PNC FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AND FOR APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT.

                                                                       EXHIBIT A

                              AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                                 ALLEGIANT FUNDS

                                       AND

                                 PNC FUNDS, INC.

                              DATED AUGUST 13, 2009

                                TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                          ----
ARTICLE I.        TRANSFER OF ASSETS OF SELLING FUNDS..................................................     1
ARTICLE II.       LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE SELLING FUNDS.......................     5
ARTICLE III.      VALUATION TIME.......................................................................     6
ARTICLE IV.       CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRED COMPANY...........     6
ARTICLE V.        CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING COMPANY..........     9
ARTICLE VI.       CERTAIN REPRESENTATIVES, WARRANTIES AND AGREEMENTS OF PNC............................    11
ARTICLE VII.      SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED COMPANY.................................    11
ARTICLE VIII.     N-14 REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS.........................    12
ARTICLE IX.       EFFECTIVE TIME OF THE REORGANIZATION; CLOSING........................................    13
ARTICLE X.        ACQUIRING COMPANY CONDITIONS.........................................................    14
ARTICLE XI.       ACQUIRED COMPANY CONDITIONS..........................................................    17
ARTICLE XII.      TAX DOCUMENTS........................................................................    19
ARTICLE XIII.     FINDER'S FEES........................................................................    19
ARTICLE XIV.      ANNOUNCEMENTS........................................................................    19
ARTICLE XV.       FURTHER ASSURANCES...................................................................    19
ARTICLE XVI.      TERMINATION OF REPRESENTATIONS AND WARRANTIES........................................    19
ARTICLE XVII.     TERMINATION OF AGREEMENT.............................................................    20
ARTICLE XVIII.    AMENDMENT AND WAIVER.................................................................    20
ARTICLE XIX.      GOVERNING LAW........................................................................    20
ARTICLE XX.       SUCCESSORS AND ASSIGNS...............................................................    20
ARTICLE XXI.      BENEFICIARIES........................................................................    20
ARTICLE XXII.     ACQUIRING COMPANY LIABILITY..........................................................    21
ARTICLE XXIII.    INDEMNIFICATION......................................................................    21
ARTICLE XXIV.     DIRECTOR INSURANCE...................................................................    23
ARTICLE XXV.      DIRECTOR INDEMNIFICATION.............................................................    23

                                TABLE OF CONTENTS
                                   (continued)

                                                                                                          PAGE
                                                                                                          ----
ARTICLE XXVI.     DIRECTOR AND TRUSTEE SEVERANCE PAYMENTS..............................................    23
ARTICLE XXVII.    TRUSTEE DESIGNATION..................................................................    24
ARTICLE XXVIII.   NOTICES..............................................................................    24
ARTICLE XXIX.     EXPENSES.............................................................................    24
ARTICLE XXX.      THE ENTIRE AGREEMENT.................................................................    25
ARTICLE XXXI.     COUNTERPARTS.........................................................................    25
ARTICLE XXXII.    FAILURE OF ONE FUND TO CONSUMMATE THE REORGANIZATION.................................    25

                      AGREEMENT AND PLAN OF REORGANIZATION


     This AGREEMENT AND PLAN OF REORGANIZATION dated as of August 13, 2009 ("Agreement") is among ALLEGIANT FUNDS, a Massachusetts business trust ("Acquiring Company"), on behalf of each series thereof identified herein as a Buying Fund (each a "Buying Fund"), PNC FUNDS, INC. ("Acquired Company"), a Maryland Corporation, on behalf of each series thereof identified herein as a Selling Fund (each a "Selling Fund"), and The PNC Financial Services Group, Inc. ("PNC"), a Pennsylvania corporation and its successors and assigns, an affiliate of Allegiant Asset Management Company, a Michigan Corporation, ("Allegiant"), solely for purposes of Articles VI, XXIV, XXVI and XXIX of this Agreement.

     This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement.

     WHEREAS, the Acquiring Company and the Acquired Company are each registered investment companies classified as management companies of the open-end type;

     WHEREAS, the parties desire that assets and liabilities of Acquired Company's Selling Funds be acquired and assumed by certain of Acquiring Company's Buying Funds in exchange for an aggregate value of newly issued shares of beneficial interest of the Buying Funds' A Shares, C Shares or I Shares, as applicable, which shall thereafter be distributed by Acquired Company to the holders of the Selling Funds' A Shares, C Shares or Institutional Shares, as applicable, in liquidation and dissolution of the Selling Funds, all as described in this Agreement (the "Reorganization");

     WHEREAS, the Reorganization with respect to Acquired Company's Selling Funds shall occur at the Effective Time of the Reorganization and Closing (as defined in Article IX);

     WHEREAS, the Reorganization is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder; and

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I. TRANSFER OF ASSETS OF SELLING FUNDS.

     1.01 (a)  At the Effective Time of the Reorganization (as defined in
               Article IX) with respect to each of the Selling Funds, all property of every description, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action in respect of the Selling Funds, all other intangible property and assets free and clear of all liens and encumbrances, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Paragraph (g) of
               Article IV (such assets, the "Acquired Assets") shall be transferred and conveyed by the Acquired Company on behalf of each one of its Selling Funds as set forth in Section 1.02, to Acquiring Company and shall be accepted by Acquiring Company on behalf of such Buying Fund. Acquiring Company, on behalf of such Buying Fund, shall assume all liabilities whether accrued, absolute, contingent or otherwise, of the Acquired Company, on behalf of each such Selling Fund (the "Acquired Liabilities"), so that at and after the Effective Time of the Reorganization with respect to such Selling Fund: (i) all Acquired Assets shall become and be the assets of its Buying Fund; and (ii) all Acquired Liabilities shall attach to its Buying Fund and may thereafter be enforced against such Buying Fund as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by a Selling Fund, and (subject to Section 1.01(b)) any deferred or prepaid expenses shown as an asset on a Selling Fund's books, at the Effective Time of the Reorganization of such Selling Fund, and all goodwill, all other intangible property and all books and records belonging to a Selling Fund. Recourse by any person for the Acquired Liabilities assumed by a Buying Fund shall, at and after the Effective Time of the Reorganization of such Selling Fund, be limited to such Buying Fund.

          (b) Prior to the Effective Time of the Reorganization, each Selling Fund will endeavor to discharge all of its liabilities and obligations that are or will become due prior to the Closing.

     1.02 The assets of each Selling Fund shall be acquired by the Buying Fund identified below opposite its name, and the holders of each class of shares of such Selling Fund shall receive the class of shares of beneficial interest of the Buying Fund identified below opposite the name of such class. Selling Funds which shall be acquired by newly registered Buying Funds (known as the "Buying Shell Funds") are referred to below as the Selling Continuing Funds.

ACQUIRED COMPANY'S SELLING FUNDS    ACQUIRING COMPANY'S BUYING FUNDS AND
AND CLASSES                         CLASSES
---------------------------------   -------------------------------------------
PNC PRIME MONEY MARKET FUND         ALLEGIANT MONEY MARKET FUND
   A Shares                            A Shares
   C Shares                            A Shares
   Institutional Shares                I Shares

ACQUIRED COMPANY'S SELLING FUNDS    ACQUIRING COMPANY'S BUYING FUNDS AND
AND CLASSES                         CLASSES
---------------------------------   -------------------------------------------
PNC GOVERNMENT MONEY MARKET FUND    ALLEGIANT GOVERNMENT MONEY MARKET FUND
   A Shares                            A Shares
   C Shares                            A Shares
   Institutional Shares                I Shares

PNC TAX-EXEMPT MONEY MARKET FUND    ALLEGIANT TAX EXEMPT MONEY MARKET FUND
   A Shares                            A Shares
   C Shares                            A Shares
   Institutional Shares                I Shares

PNC LIMITED MATURITY BOND FUND      ALLEGIANT LIMITED MATURITY BOND FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

PNC TOTAL RETURN BOND FUND          ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

PNC NATIONAL TAX-EXEMPT BOND FUND   ALLEGIANT INTERMEDIATE TAX-EXEMPT BOND FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

PNC CAPITAL OPPORTUNITIES FUND      ALLEGIANT SMALL CAP CORE FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

PNC INTERNATIONAL EQUITY FUND       ALLEGIANT INTERNATIONAL EQUITY FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

ACQUIRED COMPANY'S SELLING          ACQUIRING COMPANY'S BUYING SHELL FUNDS
CONTINUING FUNDS AND CLASSES        AND CLASSES
---------------------------------   ---------------------------------------
PNC TAX-EXEMPT LIMITED MATURITY     ALLEGIANT TAX-EXEMPT LIMITED MATURITY
BOND FUND                           BOND FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

PNC MARYLAND TAX-EXEMPT BOND FUND   ALLEGIANT MARYLAND TAX-EXEMPT BOND FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

PNC DIVERSIFIED REAL ESTATE FUND    ALLEGIANT DIVERSIFIED REAL ESTATE FUND
   A Shares                            A Shares
   C Shares                            C Shares
   Institutional Shares                I Shares

     1.03 In exchange for the transfer of the Acquired Assets and the assumption of the Acquired Liabilities, the Acquiring Company shall simultaneously issue at the applicable Effective Time of the Reorganization to each Selling Fund a number of full and fractional shares, to the third decimal place, of the Buying Fund specified in Section 1.02 and of the class or classes identified in Section 1.02, all determined and adjusted as provided in this Agreement (together, the "Acquiring Company Shares"). For each class of shares, the shares of the Buying Funds so issued will have an aggregate net asset value equal to the value of the Acquired Assets, net of the Acquired Liabilities, that are represented by the class of shares of the Selling Fund, the holders of which shall receive such class of shares of the Buying Fund, as specified in Section 1.02, all determined and adjusted as provided in this Agreement.

     1.04 The net asset value of each class of shares of the Buying Funds and the net asset value of each class of shares of the Selling Funds shall be determined as of the applicable Valuation Time with respect to each Selling Fund specified in Article III.

     1.05 The net asset value of each class of shares of each Buying Fund shall be computed in the manner set forth in such Buying Fund's then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of the Acquired Assets to be transferred by the Selling Funds shall be computed by the Selling Funds and shall be subject to adjustment by an amount, if any, agreed to by the Acquiring Company and the Acquired Company. In determining the value of the securities transferred by the Selling Funds to the Buying Funds, each security shall be priced in accordance with the policies and procedures of the Acquiring Company described in its then current prospectuses and statements of additional information and adopted by Acquiring Company's Board of Trustees. Price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquiring Company.

     The value of the Acquired Assets of the Selling Funds Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (each a "Selling Funds Money Market Fund") and the value of the shares of the corresponding Buying Fund for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of the Acquired Company and the Board of Trustees of the Acquiring Company, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset value of a Selling Funds Money Market Fund and its corresponding Buying Fund equals or exceeds $.0025 at the applicable Valuation Time, as computed by using such market values in accordance with the policies and procedures established by the Acquiring Company (or as otherwise mutually determined by the Board of Directors of the Acquired Company and the Board of Trustees of the Acquiring Company), the Board of Trustees of the Acquiring Company shall have the right to postpone the applicable Valuation Time and the applicable Effective Time of the Reorganization with respect to the Selling Funds Money Market Funds until such time as the per share difference is less than $.0025.

ARTICLE II. LIQUIDATING DISTRIBUTIONS AND TERMINATION OF THE SELLING FUNDS. Immediately after the Effective Time of the Reorganization with respect to each Selling Fund, such Selling Fund shall distribute in complete liquidation pro rata to the record holders of each class of its shares at the applicable Effective Time of the Reorganization the shares of the class of the Buying Fund identified in Section 1.02 to be received by the record holders of such class of such Buying Fund. In addition, each shareholder of record of a Selling Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of a Selling Fund that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions it receives from the Acquired Company, the Acquiring Company shall record on its books the ownership of each class of shares of each Buying Fund by the record holders of the class of shares of the Selling Fund identified in
Section 1.02. All of the issued and outstanding shares of each class of each Selling Fund shall be redeemed and canceled on the books of the Acquired Company at the Effective Time of the Reorganization of such Selling Fund and shall thereafter represent only the right to receive the class of shares of the Buying Fund identified in Section 1.02, and any dividends and distributions declared pursuant to Paragraph (g) of Article IV, and the Acquired Company's transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization, the Acquired Company shall make all filings, including but not limited to regulatory reports, tax returns or other documents, and take all other steps as shall be necessary and proper to effect its complete dissolution, and shall file an application pursuant to Section 8(f) of the Investment Company Act of 1940 (the "1940 Act") for an order declaring that it has ceased to be an investment company and any and all documents that may be necessary to terminate its existence under state law. After the Effective Time of the Reorganization, the Acquired Company shall not conduct any business except in connection with its liquidation, dissolution and deregistration.

ARTICLE III. VALUATION TIME. Subject to Section 1.05 hereof, the Valuation Time for the Reorganization shall be 4:00 P.M., Eastern Time, on the business day (any day that the New York Stock Exchange is opened for business, "Business Day") preceding the Effective Time of the Reorganization and Closing, or such other time and on such date as may be agreed in writing by the duly authorized officers of both parties hereto.

ARTICLE IV. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRED COMPANY. Acquired Company, on behalf of itself and each Selling Fund, represents and warrants to, and covenants to, the Acquiring Company, which representations, warranties and covenants will be true and correct on the date hereof and at the Effective Time of the Reorganization as though made and as of the Effective Time of the Reorganization, as follows:

          (a) It is a Maryland Corporation duly created pursuant to its Charter for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the State of Maryland. It is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

          (b) It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

          (c) This Agreement has been duly authorized, executed and delivered by the Acquired Company, and represents the Acquired Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Acquired Company's Charter or bylaws or any agreement or arrangement to which it is a party or by which it is bound.

          (d) Each Selling Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Title A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to such Selling Fund.

          (e) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Assets due or properly shown to be due on any return filed by any Selling Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; all returns related thereto that the Selling Funds were required to file were properly filed on a timely basis and were complete and accurate in all material respects; the Selling Funds have not waived or executed any applicable statute of limitations relating to the assessment or collection of Taxes; the tax bases of the Acquired Assets are accurately reflected on the Selling Funds' books and records; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Assets.

          (f)  The financial statements of each Selling Fund listed in Section
               1.02 for the fiscal year ended May 31, 2009, audited by Deloitte & Touche LLP, copies of which have been previously furnished to the Acquiring Company, present fairly the financial position of each Selling Fund as of the date indicated and the results of its operations for the year and period then ended as of such date, in conformity with generally accepted accounting principles. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of a Selling Fund has been disclosed or is required to be disclosed in the Selling Funds' reports on Form N-CSR, and no such deficiency, weakness, fraud, change, event or other factor exists respecting the Selling Funds that will be required to be disclosed in the Buying Funds' Form N-CSR after the Effective Time of the Reorganization.

          (g) Prior to the Valuation Time applicable to the Selling Funds, each of the Selling Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before December 31, 2009 and for the period from said date to and including the Effective Time of the Reorganization applicable to the Selling Funds (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before December 31, 2009 and in the period from said date to and including the Effective Time of the Reorganization.

          (h) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Selling Fund, there shall be no known liabilities of such Selling Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes of shares.

          (i) There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquired Company or a Selling Fund which could result in liability on the part of the Acquired Company or a Selling Fund.

          (j) Subject to the approvals of shareholders referred to herein, at both the Valuation Time and the Effective Time of the Reorganization, each Selling Fund shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Assets of such Selling Fund and, upon delivery and payment for the Acquired Assets as contemplated herein, a Buying Fund shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

          (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act "), the 1940 Act, the rules and regulations under each of those Acts, and state securities laws.

          (l) With respect to materials and information provided by the Acquired Company, the registration statement filed by the Acquiring Company on Form N-14 relating to the shares of the Buying Funds that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Selling Funds and the prospectuses of Buying Funds with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at each Effective Time of the
               Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (m) All of the issued and outstanding shares of each class of each Selling Fund have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of a Selling Fund has any preemptive right of subscription or purchase in respect of such shares.

          (n) The Selling Funds shall not sell or otherwise dispose of any shares of the Buying Fund to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

          (o) The Selling Funds' securities lending program shall be closed-out and all related matters shall be settled at the time of the Closing.

ARTICLE V. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ACQUIRING COMPANY. The Acquiring Company, on behalf of itself and each Buying Fund, represents and warrants to, and covenants to, the Acquired Company, which representations, warranties and covenants will be true and correct on the date hereof and at the Effective Time of the Reorganization as though made and as of the Effective Time of the Reorganization, as follows:

          (a) At the date of this Agreement, it is a Massachusetts business trust duly created pursuant to its Declaration of Trust, as amended, for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts. At the Effective Time of the Reorganization, it is expected that it will be a Delaware statutory trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and will be validly existing under the laws of, and duly authorized to transact business in, the State of Delaware. It is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

          (b) It has power to own all of its properties and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

          (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Company, and represents Acquiring Company's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Acquiring Company's Declaration of Trust or Code of Regulations or any agreement or arrangement to which it is a party or by which it is bound.

          (d) Each Buying Fund has elected or will elect to qualify, and each of the Buying Funds listed in Section 1.02 has qualified, as a regulated investment company under Part I of Subchapter M of Title A, Chapter 1, of the Code, as of and since its first taxable year; each of the Buying Funds listed in Section 1.02 has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified; qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization and intends to continue to qualify as a regulated investment company.

          (e)  The financial statements of each of the Buying Funds listed in
               Section 1.02 for the fiscal year ended May 31, 2009, audited by Deloitte & Touche LLP, copies of which have been previously furnished to the Acquired Company, present fairly the financial position of each such Buying Fund as of the date indicated and the results of its operations for the year and period ended as of such date, in conformity with generally accepted accounting principles. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of a Buying Fund has been disclosed or is required to be disclosed in the Buying Funds' reports on Form N-CSR and no deficiency, weakness, fraud, change, event or other factor exists respecting the Buying Funds that will be required to be disclosed in the Buying Funds' Form N-CSR after the Effective Time of the Reorganization.

          (f) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Buying Fund, there shall be no known liabilities of such Buying Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes to be issued pursuant to this Agreement.

          (g) There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against the Acquiring Company or a Buying Fund which could result in liability on the part of the Acquiring Company or a Buying Fund.

          (h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws.

          (i) The N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at the Effective Time of the Reorganization, except with respect to information and materials provided by the Acquired Company: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (j) The shares of each class of each Buying Fund to be issued and delivered to a Selling Fund for the account of record holders of shares of a Selling Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization applicable to such Buying Fund and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of a Buying Fund shall have any preemptive right of subscription or purchase in respect thereto.


ARTICLE VI. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF PNC. PNC represents and warrants to, and covenants to, which representations, warranties and covenants will be true and correct on the date hereof and at the Effective Time of the Reorganization as though made and as of the Effective Time of the Reorganization, as follows;

          (a) It is a Pennsylvania Corporation duly created pursuant to its Articles of Incorporation, as amended and supplemented and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Pennsylvania.

          (b) It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.


          (c) This Agreement has been duly authorized, executed and delivered by PNC, and represents PNC's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate PNC's Articles of Incorporation or by-laws or any agreement or arrangement to which it is a party or by which it is bound.

ARTICLE VII. SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED COMPANY.

     7.01 As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization applicable to each Selling Fund and as a condition to the Reorganization, the Board of Directors of the Acquired Company shall call, and the Acquired Company shall hold, a meeting of the shareholders of the Selling Funds for the purpose of considering and voting upon:

          (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

               (i) The transfer of the Acquired Assets belonging to each Selling Fund to a Buying Fund, and the assumption by such Buying Fund of the Acquired Liabilities of such Selling Fund, in exchange for a class or classes of shares of a Buying Fund, as set forth in Section 1.02.

               (ii) The liquidation of each Selling Fund through the
                    distribution to its record holders of shares of the class or classes of shares of a Buying Fund as described in this Agreement.

          (b) Such other matters as may be determined by the Board of Directors or authorized officers of the parties.

     7.02 Approval of this Reorganization Agreement by the shareholders of the Selling Funds shall constitute the waiver of the application of any fundamental policy of such Selling Funds that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.

ARTICLE VIII. N-14 REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS. The Acquiring Company shall prepare and file the N-14 Registration Statement under the 1933 Act, and Acquired Company shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. Each of the Acquiring Company and the Acquired Company has cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, to be included in the N-14 Registration Statement.

ARTICLE IX. EFFECTIVE TIME OF THE REORGANIZATION; CLOSING.

     9.01 Delivery of the Acquired Assets of each Selling Fund and the shares of the classes of its Buying Fund to be issued pursuant to Article I and the liquidation of each Selling Fund's Shares pursuant to Article II shall occur at the opening of business on the next Business Day following the Valuation Time applicable to such Selling Fund (the "Effective Time of the Reorganization"), or on such other date, and at such place and time, as may be determined by the President or any Vice President of each party hereto, and together with related acts necessary to consummate the same as of the Effective Time of the Reorganization (the "Closing"). The Effective Time of the Reorganization for the Selling Continuing Funds shall be at least five Business Days after the Selling Funds Effective Time of the Reorganization. To the extent any Acquired Assets are, for any reason, not transferred at the applicable Closing, the Acquired Company shall cause such Acquired Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

     9.02 All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing date unless otherwise provided.

     9.03 In the event that on the Valuation Date: (i) any of the primary markets for securities held by the Buying Funds or the Selling Funds is closed to trading or (ii) trading thereon is restricted; or (iii) trading or the reporting of trading on said markets or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Buying Funds or the Selling Funds is impracticable, the Closing shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored.

     9.04 The Acquired Company shall cause Fifth Third Bank, as custodian for the Acquired Company (the "Custodian"), to deliver to the Acquiring Company at the Closing a certificate of an authorized officer stating that: (a) the Acquired Company's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Company on the Closing date; and
(b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Company.

     9.05 The Acquired Company shall cause PNC Global Investment Services, Inc. ("PNC-GIS"), as transfer agent for the Acquired Company to deliver to the Acquiring Company at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of all the Acquired Company shareholders, and the number of outstanding common shares owned by each such shareholder immediately prior to the Closing. The Acquiring Company shall issue and deliver or cause PNC-GIS, its transfer agent, to issue and deliver to the Acquired Company a confirmation evidencing the Acquiring Company Shares credited on the Closing date to the Secretary of the Acquired Company or provide evidence satisfactory to the Acquired Company that such Acquiring Company Shares have been credited to the accounts of the Selling Funds on the books of the Acquiring Company.

     9.06 At the Closing, each party shall deliver to the other such bills of sale, checks assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE X. ACQUIRING COMPANY CONDITIONS. The obligations of the Acquiring Company hereunder with respect to each Buying Fund shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Selling Fund, in the manner required by law.

          (b) With respect to each Selling Fund, the Acquired Company's Board of Directors, including a majority of Directors who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Selling Fund and that the interests of the existing shareholders of each Selling Fund would not be diluted as a result of such transactions.

          (c) The Acquired Company shall have duly executed and delivered to the Acquiring Company such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of the Selling Funds in and to the Acquired Assets of such Selling Fund. The Acquired Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

          (d) All representations and warranties of the Acquired Company made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Selling Fund, there shall have been no material adverse change in the financial position of a Selling Fund since May 31, 2009 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          (e) The Acquiring Company shall have received an opinion of Kramer Levin Naftalis & Frankel LLP addressed to the Acquiring Company in form reasonably satisfactory to it and dated the Closing date applicable to each Selling Fund, substantially to the effect that: (i) the Acquired Company is a Maryland Corporation duly organized and validly existing under the laws of the State of Maryland; (ii) the shares of the Acquired Company outstanding at such time are duly authorized, validly issued, fully paid and non-assessable by the Acquired Company, and to such counsel's knowledge, no shareholder of the Acquired Company has any option, warrant or pre-emptive right to subscription or purchase in respect thereof; (iii) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by the Acquired Company and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Charter or bylaws of the Acquired Company or any material agreement known to such counsel to which Acquired Company is a party or by which Acquired Company is bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Company of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Acquiring Company.

          (f) Acquiring Company shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Acquiring Company and Acquired Company in the form reasonably satisfactory to them and dated the Closing date, to the effect that, based upon certain facts, qualifications, representations and assumptions satisfactory to Acquiring Company and Acquired Company, for Federal income tax purposes:

               (i) The acquisition by each Buying Fund of the Acquired Assets of the corresponding Selling Fund in exchange for the Buying Fund's assumption of the Acquired Liabilities of the Selling Fund and issuance of the shares of the Buying Fund, followed by the distribution by the Selling Fund of those shares to the shareholders of the Selling Fund in exchange for their shares of the Selling Fund will constitute a reorganization within the meaning of section 368(a) of the Code, and the Selling Fund and Buying Fund will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;

               (ii) Each Selling Fund will recognize no gain or loss (a) upon the transfer of its assets to the corresponding Buying Fund in exchange for the shares of such Fund and the Buying Fund's assumption of the Acquired Liabilities of the Selling Fund, and (b) upon the distribution of those shares to the shareholders of the Selling Fund;

               (iii) Each Buying Fund will recognize no gain or loss upon the receipt of Acquired Assets in exchange for shares of the Buying Fund and the assumption of Acquired Liabilities;

               (iv) The tax basis in the hands of each Buying Fund of each asset of the corresponding Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the tax basis of that asset in the hands of the Selling Fund immediately before the transfer;

               (v) The holding period of each asset of each Selling Fund in the hands of the corresponding Buying Fund will include the period during which that asset was held by the Selling Fund;

               (vi) The shareholders of each Selling Fund will recognize no gain or loss upon the exchange of all of their shares of the Selling Fund for the shares of the corresponding Buying Fund;

               (vii) The aggregate tax basis of the shares of each Buying Fund received by each shareholder of the corresponding Selling Fund will equal the aggregate tax basis of the shares of the Selling Fund surrendered in exchange therefor;

               (viii) The holding periods of the shares of each Buying Fund received by each shareholder of the corresponding Selling Fund will include the holding periods of the shares of the Selling Fund surrendered in exchange therefor, provided that those shares of the Selling Fund are held by that shareholder as capital assets on the date of the exchange; and

               (ix) Each Buying Fund will succeed to and take into account the tax attributes of the corresponding Selling Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

          (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

          (h) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Company or the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

          (i) The President of the Acquired Company shall have certified that the Acquired Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

          (j) The Acquired Company shall have delivered or caused to be delivered to the Acquiring Company each account, book, record or other document of Acquired Company applicable to such Acquired Company which is required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of what person possesses the same). Acquired Company has instructed its service contractors to provide Acquiring Company upon request with access to and copies of all documents belonging to the Acquired Company.

ARTICLE XI. ACQUIRED COMPANY CONDITIONS. The obligations of the Acquired Company hereunder with respect to each Selling Fund shall be subject to the following conditions precedent:

          (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Selling Fund, in the manner required by law.

          (b) With respect to each Buying Fund, the Acquiring Company Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Buying Fund and that the interests of the existing shareholders of each Buying Fund would not be diluted as a result of such transactions.

          (c) All consents, orders, permits, and exemptions of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) reasonably deemed necessary by the Acquired Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained.

          (d) All representations and warranties of the Acquiring Company made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Selling Fund, there shall have been no material adverse change in the financial condition of its Buying Fund since May 31, 2009 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

          (e) Acquired Company shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Acquired Company in form reasonably satisfactory to it and dated the Closing date applicable to the Acquiring Company, substantially to the effect that: (i) Acquiring Company is a Massachusetts business trust or Delaware statutory trust, as the case may be, duly organized and validly existing under the laws of the Commonwealth of Massachusetts or a Delaware statutory trust, as the case may be, and is qualified to do business and in good standing in each state in which such qualification is required; (ii) the shares of each class of each Buying Fund to be delivered at such time to a Selling Fund as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such Buying Fund and to such counsel's knowledge, no shareholder of a Selling Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the Acquiring Company and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or Code of Regulations of the Acquiring Company, or any material agreement known to such counsel to which Acquiring Company is a party or by which Acquiring Company is bound; and (v) to such counsel's knowledge no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Company of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Acquired Company.

          (f) The Acquired Company shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Acquiring Company and the Acquired Company in the form reasonably satisfactory to them and dated the Closing date applicable to each Selling Fund, with respect to the matters specified in Paragraph (f) of Article X.

          (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of the Acquired Company or the Acquiring Company, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

          (h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

          (i) The President of the Acquiring Company shall have certified that the Acquiring Company has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

ARTICLE XII. TAX DOCUMENTS. The Acquired Company shall deliver to the Acquiring Company at the Closing confirmations or other adequate evidence as to the adjusted tax basis in the hands of each Selling Fund of the Acquired Assets then delivered to the Acquiring Company in accordance with the terms of this Agreement.

ARTICLE XIII. FINDER'S FEES. Each party represents and warrants to each of the other parties hereto that there is no person who is entitled to any finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

ARTICLE XIV. ANNOUNCEMENTS. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein shall be at such time and in such manner as the parties shall agree; PROVIDED, that nothing herein shall prevent any party upon notice to the other parties from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

ARTICLE XV. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, and any applicable laws, rules or regulations, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.

ARTICLE XVI. TERMINATION OF REPRESENTATIONS AND WARRANTIES. The representations and warranties included or provided for herein, or to be delivered pursuant hereto, shall not survive the consummation of the transactions contemplated hereunder, other than Articles VI, XXIII, XXIV and XXV.

ARTICLE XVII. TERMINATION OF AGREEMENT.

     17.01 This Agreement may be terminated by a party at any time at or prior to the Closing by the Board of Trustees of the Acquiring Company or the Board of Directors of the Acquired Company, as provided below:

          (a) By the Acquiring Company if the conditions set forth in Article X are not satisfied as specified in said Article;

          (b) By the Acquired Company if the conditions set forth in Article XI are not satisfied as specified in said Article; or

          (c)  By the mutual consent of the parties.

     17.02 If a party terminates this Agreement as to any investment portfolio for any reason specified in Section 17.01 hereof, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other. If such termination is by the Acquiring Company pursuant to Section 17.01(a) as a result of a breach by the Acquired Company of any of its representations, warranties or covenants in this Agreement, or such termination is by the Acquired Company pursuant to Section 17.01(b) as a result of a breach by the Acquiring Company of any of its representations, warranties or covenants in this Agreement, there shall be no liability for damages on the part of the Acquired Company's Board of Directors or the Acquiring Company's Board of Trustees, in the absence of willful default of a party.

ARTICLE XVIII. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Selling Funds, (a) the parties hereto may, by written agreement authorized by their respective Board of Trustees or Board of Directors, or their respective Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

ARTICLE XIX. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law principles otherwise applicable therein.

ARTICLE XX. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the prior written consent of the other party.

ARTICLE XXI. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than (1) the successors and permitted assigns of the parties and (2) the Acquired Company's Board of Directors and Acquiring Company's Board of Trustees with respect to Articles XXIII, XXIV and XXV.

ARTICLE XXII. ACQUIRING COMPANY LIABILITY.

     22.01 The names "Allegiant Funds" and "Board of Trustees of Allegiant Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated January 28, 1986, as amended, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Acquiring Company. The obligations of the Acquiring Company entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Acquiring Company personally, but bind only the trust property, and all persons dealing with any portfolio of the Acquiring Company must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Acquiring Company.

     22.02 Both parties specifically acknowledge and agree that any liability of Acquiring Company under this Agreement with respect to a Buying Fund, or in connection with the transactions contemplated herein with respect to a Buying Fund, shall be discharged only out of the assets of that Buying Fund and that no other fund of the Acquiring Company shall be liable with respect thereto.

ARTICLE XXIII. INDEMNIFICATION.

     23.01 (a) Each Selling Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Buying Fund and the Acquiring Company's Trustees and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquired Company or any Selling Fund contained in the Form N-14 Registration Statement (only to the extent any untrue Statement or alleged untrue statement of a material fact has been provided by or reviewed by the Acquired Company's counsel, investment adviser, fund administrator or independent registered public accounting firm), any Selling Fund prospectus or related statement of additional information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquired Company or any Selling Fund required to be stated therein or necessary to make the statements relating to the Acquired Company or any Selling Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of the Acquired Company.

          (b) The Indemnified Parties will notify the Acquired Company in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section. The Acquired Company shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Company elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Selling Funds under this Section to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Selling Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Indemnified Parties' first paying the same.

     23.02 (a) Each Buying Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Selling Fund and the Acquired Company's Directors and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Company or any Buying Fund contained in the Form N-14 Registration Statement (only to the extent any untrue statement or alleged untrue statement of a material fact has been provided by or reviewed by the Acquiring Company's counsel, investment adviser, fund administrator or independent registered public accounting firm), any Buying Fund prospectus or related statement of additional information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Acquiring Company or any Buying Fund required to be stated therein or necessary to make the statement relating to the Acquiring Company or any Buying Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of the Acquiring Company.

          (b) The Indemnified Parties will notify the Acquiring Company in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section. The Acquiring Company shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Company elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Buying Funds under this Section to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Selling Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Indemnified Parties' first paying the same.

ARTICLE XXIV. DIRECTOR INSURANCE. Subject to the consummation of the transactions at Closing as contemplated by this Agreement, PNC shall obtain, or cause to be obtained, and bear the expense of premiums for extended directors and officers' liability insurance ("tail D&O insurance") for the Trustees of the Acquiring Company who retire from its Board in contemplation of the transactions described in this Agreement and all members of the Board of Directors of the Acquired Company. The continuation of such tail D&O insurance shall commence at the Closing and shall terminate six years from such date. The tail D&O insurance shall have the same or at least comparable coverage, terms and conditions, such as coverage amounts, retention, deductible, exclusions and limits as the D&O insurance in force on behalf of the respective Board of Directors and Trustees, as the case may be, on the date of execution of this Agreement.

ARTICLE XXV. DIRECTOR INDEMNIFICATION. The Acquiring Company, on behalf of the Buying Funds, agrees that, for the period beginning at the Closing and ending six years thereafter, all rights to indemnification and all limitations of liability existing in favor of each of the members of the Acquired Company's Board of Directors, acting in their capacities as such, under the Acquired Company's Charter as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the Acquiring Company, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Company.

ARTICLE XXVI. DIRECTOR AND TRUSTEE SEVERANCE PAYMENTS. Subject to the consummation of the transactions at Closing as contemplated by this Agreement and the execution by each affected Director or Trustee of a reasonable Compensation and Insurance Agreement and General Release, PNC will pay each Director of the Acquired Company and each Trustee of the Acquiring Company who is not a member of the Acquiring Company Board following the Closing, severance pay in the total amount equal to the respective Director's or Trustee's annual retainer plus fees for in-person regular board meetings for one calendar year, payable in a lump sum immediately following the Closing or at such time as may be agreed upon by the parties and the affected Director[s] or Trustee[s].

ARTICLE XXVII. TRUSTEE DESIGNATION. The Acquiring Company agrees to permit the Acquired Company to designate up to three persons for appointment or nomination, as the case may be, for election to the Board of Trustees of the Acquiring Company and Allegiant Advantage Fund ("Advantage"), an affiliated registered investment company of the Acquiring Company. As of the date of the Closing, the Acquiring Company and Advantage shall represent and warrant that the Trustee designation satisfies any limitation imposed by the Acquiring Company's and Advantage's Agreement and Declaration of Trust, Amended and Restated Code of Regulations, governance policies and resolutions, the 1940 Act, or other applicable law (the "Designee"). The initial term of each Designee shall commence on the first business day immediately following the Closing.

ARTICLE XXVIII. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier with confirmation, to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

IF TO ACQUIRING COMPANY:                IF TO ACQUIRED COMPANY:

Kathleen T. Barr                        Jennifer Vollmer
Allegiant Asset Management Company      The PNC Financial Services Group, Inc.
200 Public Square, 5th Floor            1600 Market Street, 28th Floor
Cleveland, OH 44114                     Philadelphia, PA 19103
Fax Number: (216) 771-8490              Fax Number: (215) 585-8138

With a copy to:                         With a copy to:

Audrey C. Talley, Esq.                  Susan Penry-Williams, Esq.
Drinker Biddle & Reath LLP              Kramer, Levin, Naftalis & Frankel LLP
One Logan Square                        1177 Avenue of the Americas
18th and Cherry Streets                 New York, NJ 10036
Philadelphia, PA 19103-6996             Fax Number: (212) 715-8000
Fax Number: (215) 988-2757

ARTICLE XXIX. EXPENSES. Each party represents to the other that its expenses incurred in connection with the Reorganization, including costs associated with the Acquired Company filing the application pursuant to Section 8(f) of the 1940 Act to deregister as an investment company and any documents necessary to terminate the Acquired Company's existence under State law, will be borne by PNC, PROVIDED, HOWEVER, that the Acquiring Company shall bear any filing fees under the 1933 Act and state securities laws in connection with its Acquiring Company Shares to be distributed to shareholders of the Selling Funds, PNC shall also bear any contractual termination fees incurred by the Acquired Company as a result of effecting the transactions contemplated by this Agreement.

ARTICLE XXX. THE ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

ARTICLE XXXI. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

ARTICLE XXXII. FAILURE OF ONE FUND TO CONSUMMATE THE REORGANIZATION. Subject to the conditions set forth in this Agreement, the failure of one Selling Fund to consummate the Reorganization contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

ATTEST:                                 ALLEGIANT FUNDS


-------------------------------------   ----------------------------------------
Name:                                   Name:
Title:                                  Title:


ATTEST:                                 PNC FUNDS, INC.


-------------------------------------   ----------------------------------------
Name:                                   Name:
Title:                                  Title:


                                        THE PNC FINANCIAL SERVICES GROUP, INC.


                                        ----------------------------------------
                                        (SOLELY FOR PURPOSES OF ARTICLES VI,
                                        XXIV, XXVI AND XXIX)


ATTEST:


-------------------------------------   ----------------------------------------
Name:                                   Name:
Title:                                  Title:

                                    EXHIBIT B

                               ADVISORY AGREEMENT

     AGREEMENT made this __th day of _________, 2009, between PNC Funds, Inc. (the "Company"), a Maryland corporation, and PNC Capital Advisors, LLC (the "Adviser"), a Delaware limited liability company.

     WHEREAS, the Company and is a registered open-end, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") desires to retain the Adviser to furnish investment advisory services to certain investment portfolios of the Company and may retain the Adviser to serve in such capacity with respect to certain additional investment portfolios of the Company, all as now or hereafter may be identified in Schedule A hereto (individually referred to herein as a "Fund" and collectively referred to herein as the "Funds") and the Adviser represents that it is willing and possesses legal authority to so furnish such services without violation of applicable laws and regulations;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1. APPOINTMENT. The Company hereby appoints the Adviser to act as investment adviser to the Funds of the Company for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. Additional investment portfolios may from time to time be added to those covered by this Agreement by the parties executing a new Schedule A which shall become effective upon its execution and shall supersede any Schedule A having an earlier date.

2. ADVISORY SERVICES. Subject to the supervision of the Company's Board of Directors, the Adviser will provide a continuous investment program for each of the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Company with respect to the Funds and will manage each Fund's overall cash position. The Adviser will provide the services under this Agreement in accordance with each Fund's investment objectives, policies, and restrictions as stated in the Prospectus and resolutions of the Company's Board of Directors of which the Adviser is advised.

3. BROKERAGE. The Adviser shall select brokers and dealers for any purchase or sale of assets of the Funds and use its reasonable best efforts to seek the most favorable execution of orders, after taking into account all factors the Adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Consistent with the foregoing and to the extent permitted by the 1940 Act, the Adviser may, in the allocation of portfolio brokerage business and the payment of brokerage commissions, consider the brokerage and research services furnished to the Adviser by brokers and dealers, in accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended. In no instance will portfolio securities be purchased from or sold to an affiliated person of the Company, the Adviser, or any affiliated person of the Company or the Adviser, except to the extent permitted by the 1940 Act and the Securities and Exchange Commission (the "SEC").

4. ASSISTANCE. The Adviser may employ or contract with other persons to assist in the performance of this Agreement including, without limitation, one or more sub-advisers who may perform under supervision of the Adviser any or all of the services described under Section 2 for one or more of the Funds; provided, however, that the retention of any sub-adviser shall be approved as may be required by the 1940 Act. Such other persons and/or sub-advisers may include other investment advisory or management firms and officers or employees who are employed by both the Adviser and the Company. The fees or other compensation of any such other persons or sub-advisers shall be paid by the Adviser and no obligation may be incurred on the Company's behalf to any such person or sub-adviser.

     In the event that the Adviser appoints a sub-adviser for one or more of the Funds, the Adviser shall review, monitor, and report to the Company's Board of Directors on the performance and investment sub-adviser in connection with such Fund's or Funds continuous investment program; and, if applicable, approve lists of foreign countries which may be recommended by any sub-adviser for investment by such Fund or Funds.

5. COVENANTS BY ADVISER. The Adviser agrees that with respect to the services provided to the Company that it:

     (a) will use the same skill and care in providing such services as it uses in providing services to its other accounts for which it has investment responsibilities and will act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims;

     (b) will conform with all applicable rules and regulations of the SEC under the 1940 Act and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Adviser;

     (c) will be responsible for taking action with respect to any proxies, notices, reports and other communications relating to any of the Funds' portfolio securities;

     (d) will not make loans for the purpose of purchasing or carrying Fund shares, or make interest-bearing loans to the Company;

     (e) will treat confidentially and as proprietary information of the Company all records and other information relative to the Company and the Funds and prior, present, or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Company, which approval shall not be unreasonably withheld and may not be withheld where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Company; and

     (f) will furnish the Company's Board of Directors with such periodic and special reports as the Board may reasonably request with respect to the Funds and attend regular business and investment-related meetings with the Company's Board of Directors if requested to do so by the Company.

6. ADVISER'S REPRESENTATIONS. The Company hereby represents and warrants that it (i) is duly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended; and (ii) that it is willing and possesses all requisite legal authority to provide the services contemplated by this Agreement without violation of applicable law and regulations.

7. DELIVERY OF DOCUMENTS. The Company has furnished the Adviser with copies properly certified or authenticated of the Company's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and under the 1940 Act as filed with the SEC and all amendments thereto; and the most recent Prospectus and Statement of Additional Information of each of the Funds (such Prospectus and Statement of Additional Information, as presently in effect, and all amendments and supplements thereto, are herein collectively called the "Prospectus"). The Company will furnish the Adviser from time to time with copies of all amendments of or supplements to the foregoing.

8. BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Funds are the property of the Company and further agrees to surrender promptly to the Company any of such records upon the Company's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31 a-1 under the 1940 Act.

9. COMPENSATION. For the services provided and the expenses assumed pursuant to this Agreement, the Company shall pay the Adviser on the first business day of each month the fees, calculated at the annual rate described in Schedule A attached hereto on each Fund's average daily net assets during the preceding month. The fee for the period from the date of commencement of operations of a new Fund to the end of the first month thereafter shall be prorated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement with respect to any Fund before the end of any month, the fee for such part of a month shall be prorated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement with respect to such Fund.

10. EXPENSES. The Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than expenses to be borne by the Funds, as set forth below. The expenses to be borne by the Funds include, without limitation, the following: organizational costs; taxes; interest; brokerage fees and commissions and other expenses in any way related to the execution, recording and settlement of portfolio security transactions; fees of Directors who are not also officers or employees of the Adviser and its affiliates; SEC fees; state Blue Sky qualification fees; charges of custodians and transfer and dividend paying agents; premiums for directors and officers liability insurance; costs of fidelity bonds; industry association fees; outside auditing and legal expenses; costs of maintaining corporate existence; costs of maintaining required books and accounts; cost of office facilities and supplies; data processing, clerical, accounting and bookkeeping services and other administrative expenses; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of SEC regulatory reports; costs of shareholders reports and meetings; costs of preparing, printing and mailing prospectuses for regulatory purposes and for distribution to existing shareholders; the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased for the Funds; and extraordinary expenses.

11. LIMITATION OF LIABILITY. The Adviser shall remit to the particular Fund or Funds the amount of any recovery the Adviser obtains for the benefit of such Fund or Funds from any person or sub-adviser whom the Adviser has employed or with whom the Adviser has contracted pursuant to Section 4 of this Agreement, for the acts and omissions of such person or sub-adviser. Subject to the foregoing, each Fund agrees as an inducement to the Adviser and others who may assist the Adviser in providing services to such Fund that the Adviser and such other persons shall not be liable for any alleged or actual error of judgment or mistake of law or for any alleged or actual loss suffered by such Fund or the Company and each Fund and the Company agree to indemnify and hold harmless the Adviser and such other persons against and from any claims, liabilities, actions, suits, proceedings, judgments or damages (and expenses as and when incurred in connection therewith, including the reasonable cost of investigating or defending same, including, but not limited to attorneys fees) arising out of any such alleged or actual error of judgment or mistake of law or loss; PROVIDED, HOWEVER, that nothing herein shall be deemed to protect or purport to protect the Adviser or any such other persons against any liability to any Fund or to its shareholders to which the Adviser or they would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder, or by reason of reckless disregard of the obligations and duties hereunder; and provided further, that this sentence shall not inure to the benefit of any person or sub-adviser (or others who may assist any such person or sub-adviser) whom the Adviser has employed or with whom the Adviser has contracted pursuant to Section 4 of this Agreement.

12.  DURATION AND TERMINATION.

     (a) This Agreement will become effective for each Fund as of the date first written above (or, if a particular Fund is not in existence on that date, on the date a registration statement relating to that Fund becomes effective with the SEC), and will continue for an initial two-year term and will continue thereafter so long as such continuance is specifically approved at least annually by the vote of a majority of the Directors who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, or by vote of the lesser of (a) 67% of the shares of such Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of such Fund, provided that in either event its continuance also is approved by a majority of the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

     (b) This Agreement may be terminated with respect to any Fund at any time without any penalty, on sixty (60) days prior written notice, (i) by the Company (by vote of the Company's Board of Directors or (ii) by vote of a majority of the outstanding voting securities of such Fund), or (iii) by the Adviser. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons" and "assignment" shall have the same meanings as ascribed to such terms in the 1940 Act.)

13. NOTICE. Any notice, advice or report to be given pursuant to this Agreement shall be delivered or mailed to the:

     ADVISER:

     PNC Capital Advisors, LLC
     Attn: Fund Administration
     Two Hopkins Plaza, 4th Floor
     Baltimore MD 21201
     Attention: Jennifer Spratley

     PNC FUNDS, INC.:

     PNC Capital Advisors, LLC
     Attn: Funds Administration
     Two Hopkins Plaza
     Baltimore MD 21201
     Attention: Kevin McCreadie, President

14. SERVICES NOT EXCLUSIVE. The Adviser shall be free to solicit and furnish similar services to others so long as its services under this Agreement are not impaired thereby. The Company acknowledges and agrees that when the purchase or sale of securities of the same issuer is suitable for the investment objectives of two or more client accounts managed by the Adviser which have available funds for investment, the available securities may be allocated in a manner believed by the Adviser to be equitable to each client account. The Company recognizes that in some cases this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for the disposed of by a Fund.

15. USE OF NAMES. If Adviser ceases to act as the Company's investment adviser, the Company agrees that, at the Adviser's request, the Company will take all necessary action to change the name of the Company and its Funds to a name not including "PNC" or "PNC Capital" in any form or combination of words.

16. AMENDMENT. This Agreement may be amended only by an instrument in writing signed by the party against which enforcement of the amendment is sought. No amendment of this Agreement for which approval by the outstanding voting securities of each Fund is required under the 1940 Act shall be effective until approved by the vote of a majority of the outstanding voting securities of the Funds.

17. GOVERNING LAW. This Agreement shall be governed by and its provisions shall be construed in accordance with the laws of the State of Maryland.

18. SEVERABILITY. If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

19. COUNTERPARTS. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

20. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors; provided, that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Investment Advisers Act of 1940, as amended, or any rule or regulation of the Securities and Exchange Commission thereunder.

                                    * * * * *

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                        PNC CAPITAL ADVISORS, LLC


                                        By:
                                           -------------------------------------
                                        Name:
                                        Title:

                                        PNC FUNDS, INC.


                                        By:
                                           -------------------------------------
                                        Name:
                                        Title:

                        SCHEDULE A TO ADVISORY AGREEMENT

The Company will pay the Adviser on the first business day of each month, a fee at the annual rate set forth below of such Fund's average daily net assets during the preceding month:


FUND(S)                           ADVISORY FEE
-------                           ----------------------------------------------
Prime Money Market                0.25% of the first $1 billion of each Fund's
Government Money Market           average daily net assets plus 0.20% of each
Tax-Exempt Money Market           Fund's average daily net assets in excess of
                                  $1 billion

Limited Maturity Bond             0.35% of the first $1 billion of each Fund's
Total Return Bond                 average daily net assets plus 0.20% of each
                                  Fund's average daily net assets in excess of
                                  $1 billion

Maryland Tax-Exempt Bond          0.50% of the first $1 billion of each Fund's
Tax-Exempt Limited Maturity Bond  average daily net assets plus 0.25% of each
National Tax-Exempt Bond          Fund's average daily net assets in excess of
                                  $1 billion

Capital Opportunities             1.30% of the first $1 billion of the Fund's
                                  average daily net assets plus 1.20% of the
                                  Fund's average daily net assets in excess of
                                  $1 billion

International Equity              1.22% of the first $1 billion of the Fund's
                                  average daily net assets plus 0.90% of the
                                  Fund's average daily net assets in excess of
                                  $1 billion

Diversified Real Estate           0.80% of the first $1 billion of the Fund's
                                  average daily net assets plus 0.60% of the
                                  Fund's average daily net assets in excess of
                                  $1 billion

                       STATEMENT OF ADDITIONAL INFORMATION

                          ALLEGIANT SMALL CAP CORE FUND
                     ALLEGIANT DIVERSIFIED REAL ESTATE FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND
                     ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
                           ALLEGIANT MONEY MARKET FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND

                                 Allegiant Funds
                                 760 Moore Road
                       King Of Prussia, Pennsylvania 19406
                                 (800) 622-FUND
                                  [Date], 2009

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement dated [DATE], 2009 for the Special Meeting of Shareholders (the "Meeting") of PNC Capital Opportunities Fund, PNC Diversified Real Estate Fund, PNC Government Money Market Fund, PNC International Equity Fund, PNC Limited Maturity Bond Fund, PNC Maryland Tax-Exempt Bond Fund, PNC National Tax-Exempt Bond Fund, PNC Prime Money Market Fund, PNC Tax-Exempt Limited Maturity Bond Fund, PNC Tax-Exempt Money Market Fund and PNC Total Return Bond Fund (collectively, the "Selling Funds" or the "PNC Funds"), to be held on December 15, 2009 at 10 a.m. (Eastern time), at the offices of PNC Capital Advisors, LLC, Two Hopkins Plaza, 2nd Floor, Baltimore, Maryland 21201. Copies of the Proxy Statement may be obtained at no charge by calling the PNC Funds toll-free at 1-800-551-2145 or writing to the PNC Funds at P.O. Box 9770, Providence, RI 02940-9795. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement.

This Statement of Additional Information and the Proxy Statement are related to a proposal to approve a Plan of Reorganization dated [DATE] and the transactions contemplated thereby. The Plan of Reorganization contemplates the transfer of all of the assets and liabilities of each class of Selling Fund in exchange for shares of the corresponding class of each Acquiring Fund, such that each shareholder of a Selling Fund will receive the same aggregate dollar value of full and fractional shares of the corresponding class of the Acquiring Fund.

Further information about Allegiant Funds (the "Trust") is contained in and incorporated herein by reference to Allegiant Funds' Statements of Additional Information dated October 1, 2009 and September [__], 2009, as supplemented, that relates to the Funds' prospectuses dated October 1, 2009 and September [__], 2009, as supplemented. Further information about the PNC Funds is contained in and incorporated herein by reference to PNC Funds' Statement of Additional Information dated September 30, 2009, as supplemented, that relates to the Selling Funds' prospectuses dated September 30, 2009, as supplemented. The audited financial statements and related independent registered public accounting firm's reports for the Selling Funds and the Acquiring Funds contained in each Annual Report for the fiscal year ended May 31, 2009 are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

PRO FORMA FINANCIAL STATEMENTS

Under the Plan of Reorganization, the Selling Funds will each be reorganized into the Acquiring Funds. Shown below are unaudited Pro Forma financial statements for the combined Acquiring Funds, assuming the Reorganization, as more fully described in the Proxy Statement dated [DATE], 2009, had been consummated as of May 31, 2009.

The Pro Forma Combined Schedule of Investments and the Pro Forma Combined Statement of Assets and Liabilities have been adjusted to give effect to the Reorganization as if it had occurred on May 31, 2009. The Pro Forma Combined Statement of Operations is for the twelve months ended May 31, 2009 and has been adjusted to give effect to the Reorganization as if it had occurred on May 31, 2009.

The unaudited Pro Forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on May 31, 2009. These Pro Forma numbers have been estimated in good faith based on information regarding the Selling Funds and the Acquiring Funds for the twelve months ended May 31, 2009.

The following unaudited Pro Forma combined schedules and financial statements have been derived from the schedules and financial statements of the Selling Funds and the Acquiring Funds, and such information has been adjusted to give effect to the Reorganization as if it had occurred on May 31, 2009. The unaudited Pro Forma combined schedules and financial statements reflect material changes to the expense structure going forward as if they had been in effect during the fiscal year ended May 31, 2009, including incorporating changes which may have occurred after May 31, 2009. These changes are footnoted within each schedule and include, but are not limited to, a few notable examples: (i) the elimination of the Acquiring Funds 12b-1 Plan in Class I as of June 18, 2009;
(ii) new investment advisory fee rates and voluntary waivers implemented by the Acquiring Funds on October 1, 2008; and (iii) voluntary 12b-1 and shareholder servicing waivers/reimbursements in place as of May 31, 2009 for the Acquiring Funds. The unaudited Pro Forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of Selling Funds and the Acquiring Funds included in their Annual Report for the fiscal period ended May 31, 2009, which is incorporated herein by reference to the extent stated above. The combination of the Selling Funds and the Acquiring Funds will be accounted for as a tax-free reorganization.

PRO FORMA SCHEDULES OF INVESTMENTS

                         PNC CAPITAL OPPORTUNITIES FUND
                          ALLEGIANT SMALL CAP CORE FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS      PAR         VALUE         PAR         VALUE         PAR         VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
COMMON STOCK                                   91.02%
AUTOS & TRANSPORTATION                          1.07%
ALEXANDER & BALDWIN, INC.                                10,400    $    257,400                                10,400  $   257,400
AUTOLIV, INC.                                             2,700          75,006                                 2,700       75,006
DIANA SHIPPING, INC.                                      6,400         115,392                                 6,400      115,392
FGX INTERNATIONAL HOLDINGS, LTD.(A)                       3,300          44,418                                 3,300       44,418
GENCO SHIPPING & TRADING, LTD. (B)                        3,800          99,370                                 3,800       99,370
GENESEE & WYOMING, INC., CL A(A)                          4,800         138,816                                 4,800      138,816
KIRBY CORP. (A)                                           7,000         235,340                                 7,000      235,340
KNIGHT TRANSPORTATION, INC. (B)                          13,300         235,942                                13,300      235,942
LKQ CORP. (A)                                            13,700         209,473                                13,700      209,473
MARTEN TRANSPORT, LTD. (A)                                4,300          91,719                                 4,300       91,719
PENSKE AUTOMOTIVE GROUP, INC.                             9,800         119,952                                 9,800      119,952
SAIA, INC. (A)                                            6,800          93,500                                 6,800       93,500
WABTEC                                                    4,000         142,720                                 4,000      142,720
                                                                   ------------                                        -----------
                                                                      1,859,048                                          1,859,048
CHEMICALS SPECIALTY
CYTEC INDUSTRIES, INC.                          0.11%     9,300         199,764                                 9,300      199,764
                                                                   ------------                                        -----------
                                                                        199,764                                            199,764
CONSUMER DISCRETIONARY                         11.17%
ADVANCE AUTO PARTS, INC.                                  4,900         208,691                                 4,900      208,691
AEROPOSTALE, INC. (A)                                     6,800         235,416                                 6,800      235,416
AMERICAN EAGLE OUTFITTERS(B)                                                         53,460       791,743      53,460      791,743
BEBE STORES, INC.                                        10,600          85,436                                10,600       85,436
BJ'S RESTAURANT, INC. (A)(B)                             12,800         183,552                                12,800      183,552
BRINKS CO. (A)                                            7,200         191,448                                 7,200      191,448
BRINK'S HOME SECURITY HOLDINGS, INC. (A)                  8,500         244,800                                 8,500      244,800
CARDTRONICS, INC. (A)                                    39,800         128,952                                39,800      128,952
CATO CORP., CL A                                         13,350         256,854                                13,350      256,854
CEC ENTERTAINMENT, INC. (A)                               5,300         170,289                                 5,300      170,289
CHILDRENS PLACE RETAIL STORES, INC. (A)                   2,900         104,139                                 2,900      104,139
CHIPOTLE MEXICAN GRILL, INC., CL A(A)                       900          71,271                                   900       71,271
COLLECTIVE BRANDS, INC. (A)                               5,300          78,228                                 5,300       78,228
DECKERS OUTDOOR(A)                                                                   51,910     3,008,704      51,910    3,008,704
FINISH LINE, INC., CL A                                  11,500          79,465                                11,500       79,465
FIRST CASH FINANCIAL SERVICES, INC. (A)                   7,500         113,325                                 7,500      113,325

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS   PAR (000)      VALUE      PAR (000)      VALUE      PAR (000)      VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
GENESCO, INC. (A)                                         6,800         175,372                                 6,800      175,372
JACK IN THE BOX, INC. (A) (B)                             7,900         207,770                                 7,900      207,770
LULULEMON ATHLETICA, INC. (A) (B)                        12,300         155,349                                12,300      155,349
MEN'S WEARHOUSE, INC. (B)                                11,800         201,662                                11,800      201,662
MEREDITH CORP. (B)                                        6,400         172,544                                 6,400      172,544
MOVADO GROUP, INC.                                        6,200          46,996                                 6,200       46,996
PENN NATIONAL GAMING(A)                                                              85,400     2,824,178      85,400    2,824,178
PETSMART, INC.                                           10,400         211,744                                10,400      211,744
PHILLIPS-VAN HEUSEN CORP.                                 3,500         103,145                                 3,500      103,145
ROYAL CARIBBEAN CRUISES, LTD.                             2,600          39,156                                 2,600       39,156
SERVICE CORP. INTERNATIONAL                              30,000         160,500                                30,000      160,500
SKECHERS U.S.A., INC., CL A(A)                            6,200          58,900                                 6,200       58,900
SNAP-ON TOOLS                                                                        58,720     1,829,128      58,720    1,829,128
SONIC(A) (B)                                                                        186,160     1,755,489     186,160    1,755,489
STRAYER EDUCATION(B)                                                                 11,522     2,123,159      11,522    2,123,159
TITAN MACHINERY, INC. (A)                                14,400         180,864                                14,400      180,864
TRACTOR SUPPLY CO. (A) (B)                                4,000         153,520      66,550     2,554,189      70,550    2,707,709
ULTA SALON, COSMETICS & FRAGRANCE, INC.
   (A)                                                   18,600         159,216                                18,600      159,216
UNITED STATIONERS, INC. (A)                               3,000         107,430                                 3,000      107,430
WARNACO GROUP, INC. (A)                                   5,500         173,800                                 5,500      173,800
WYNN RESORTS, LTD. (A) (B)                                3,700         137,122                                 3,700      137,122
                                                                   ------------              ------------              -----------
                                                                      4,596,956                14,886,590               19,483,546
CONSUMER STAPLES                                2.77%
CHATTEM(A) (B)                                                                       47,520     2,838,370      47,520    2,838,370
CORN PRODUCTS INTERNATIONAL                                                          66,510     1,756,529      66,510    1,756,529
DEL MONTE FOODS CO.                                      29,400         240,492                                29,400      240,492
                                                                   ------------              ------------              -----------
                                                                        240,492                 4,594,899                4,835,391
ENERGY                                          6.34%
ALON USA ENERGY(B)                                                                  134,890     1,791,339     134,890    1,791,339
ATP OIL & GAS(A) (B)                                                                 88,910       801,079      88,910      801,079
ATWOOD OCEANICS(A) (B)                                                               82,130     2,173,160      82,130    2,173,160
CARBO CERAMICS, INC.(B)                                   5,600         211,792                                 5,600      211,792
ENCORE ACQUISITION CO. (A) (B)                            3,700         131,313      57,880     2,054,161      61,580    2,185,474
GOODRICH PETROLEUM CORP. (A) (B)                          7,900         211,088                                 7,900      211,088
ION GEOPHYSICAL(A) (B)                                                              343,890       973,209     343,890      973,209
NEWFIELD EXPLORATION CO. (A)                             11,200         404,544                                11,200      404,544
OIL STATES INTERNATIONAL(A)                                                          68,850     1,799,051      68,850    1,799,051
WHITING PETROLEUM CORP. (A)                               6,300         295,218                                 6,300      295,218
WILLBROS GROUP, INC. (A)                                 14,100         215,307                                14,100      215,307
                                                                   ------------              ------------              -----------
                                                                      1,469,262                 9,591,999               11,061,261
FINANCIALS                                     12.29%
AFFILIATED MANAGERS GROUP(A) (B)                                                     53,990     3,029,379      53,990    3,029,379
BANCORPSOUTH(B)                                                                      32,610       725,246      32,610      725,246

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS   PAR (000)      VALUE      PAR (000)      VALUE      PAR (000)      VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
BANK OF HAWAII CORP.                                      7,300         273,239                                 7,300      273,239
BANK OF THE OZARKS(B)                                                                98,300     2,486,007      98,300    2,486,007
COMMUNITY BANK SYSTEM, INC. (B)                           6,500         100,750                                 6,500      100,750
CVB FINANCIAL CORP.(B)                                    6,700          42,545                                 6,700       42,545
EAST WEST BANCORP, INC.                                  17,600         142,032                                17,600      142,032
EDUCATION REALTY TRUST, INC.                             16,800          78,288                                16,800       78,288
FIRST MIDWEST BANCORP, INC. (B)                           8,800          76,560                                 8,800       76,560
GLACIER BANCORP(B)                                                                  157,880     2,616,072     157,880    2,616,072
HANCOCK HOLDING CO.                                       6,500         227,045                                 6,500      227,045
HARLEYSVILLE GROUP, INC.                                 10,000         292,900                                10,000      292,900
HIGHWOODS PROPERTIES, INC.                               12,700         287,274                                12,700      287,274
INDEPENDENT BANK CORP. (B)                                9,400         191,008                                 9,400      191,008
INFINITY PROPERTY & CASUALTY CORP.                        7,400         272,394                                 7,400      272,394
IPC HOLDINGS, LTD.                                        8,700         216,195                                 8,700      216,195
KNIGHT CAPITAL GROUP, INC., CL A(A)                      10,000         172,100                                10,000      172,100
LAZARD, LTD., CL A                                        5,200         147,056                                 5,200      147,056
NBT BANCORP, INC. (B)                                    12,800         280,832                                12,800      280,832
PINNACLE FINANCIAL PARTNERS(A) (B)                                                  102,590     1,487,555     102,590    1,487,555
PLATINUM UNDERWRITERS HOLDINGS, LTD. (A)
(B)                                                      13,600         392,088                                13,600      392,088
PORTFOLIO RECOVERY ASSOCIATES(A)                                                    110,460     3,973,246     110,460    3,973,246
PROASSURANCE CORP. (B)                                    4,100         185,361                                 4,100      185,361
PROSPERITY BANCSHARES(B)                                                             63,050     1,769,183      63,050    1,769,183
S&T BANCORP, INC.                                         4,200          62,748                                 4,200       62,748
SELECTIVE INSURANCE GROUP                                18,500         244,385                                18,500      244,385
STANCORP FINANCIAL GROUP, INC.                            3,000          93,060                                 3,000       93,060
STERLING BANCSHARES, INC.                                36,900         233,946                                36,900      233,946
VALLEY NATIONAL BANCORP(B)                                                           80,692       979,601      80,692      979,601
WALTER INVESTMENT MANAGEMENT CORP. (A)                    3,396          45,846                                 3,396       45,846
WASHINGTON REAL ESTATE INVESTMENT TRUST                  11,700         255,762                                11,700      255,762
WESBANCO, INC.                                            4,100          67,363                                 4,100       67,363
                                                                   ------------              ------------              -----------
                                                                      4,380,777                17,066,289               21,447,066
HEALTHCARE                                      9.22%
ABRAXIS BIOSCIENCE, INC. (A) (C)                          9,100         467,012                                 9,100      467,012
ACADIA PHARMACEUTICALS, INC. (A)                         23,566          46,189                                23,566       46,189
AFFYMETRIX, INC. (A)                                     51,200         246,272                                51,200      246,272
ALLIANCE HEALTHCARE SERVICES, INC. (A)                    9,600          66,240                                 9,600       66,240
ARTHROCARE CORP. (A)                                      4,000          39,000                                 4,000       39,000
BIOMARIN PHARMACEUTICAL, INC. (A)                         3,500          48,930                                 3,500       48,930
BIO-REFERENCE LABS(A) (B)                                                           125,848     3,424,324     125,848    3,424,324
CARDIOME PHARMA CORP.(A)                                 17,900          74,285                                17,900       74,285
CELERA CORP.(A)                                           9,000          68,130                                 9,000       68,130
CHARLES RIVER LABORATORIES(A)
   INTERNATIONAL, INC.                                   12,700         399,161      50,910     1,600,101      63,610    1,999,262

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS   PAR (000)      VALUE      PAR (000)      VALUE      PAR (000)      VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
CUBIST PHARMACEUTICALS(A)                                                            56,490       963,719      56,490      963,719
CYPRESS BIOSCIENCE, INC.( A)                              9,400          71,440                                 9,400       71,440
DENDREON CORP(A) (B).                                     3,600          81,612                                 3,600       81,612
EMERGENCY MEDICAL SERVICES CORP. (A)                      7,000         217,000                                 7,000      217,000
HEALTHCARE SERVICES GROUP, INC.                          15,000         262,200                                15,000      262,200
MEDAREX, INC. (A) (B)                                    85,400         618,296                                85,400      618,296
NUVASIVE(A) (B)                                                                      89,730     3,241,048      89,730    3,241,048
PDL BIOPHARMA, INC. (B)                                  15,400         107,030                                15,400      107,030
PERRIGO CO.                                               9,200         247,112                                 9,200      247,112
PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.                  3,600          72,108      99,370     1,990,381     102,970    2,062,489
(B)
REGENERON PHARMACEUTICALS, INC. (A)                      10,900         166,879                                10,900      166,879
SEPRACOR, INC. (A)                                       28,600         447,590                                28,600      447,590
STERIS CORP.                                              3,800          89,794                                 3,800       89,794
SUCAMPO PHARMACEUTICALS, INC., CL A(A)                   55,500         311,355                                55,500      311,355
SYNERON MEDICAL, LTD. (A) (B)                            15,900         114,639                                15,900      114,639
UNIVERSAL HEALTH SERVICES, INC., CL B                     5,400         296,622                                 5,400      296,622
VANDA PHARMACEUTICALS, INC. (A) (B)                       7,700         110,957                                 7,700      110,957
WRIGHT MEDICAL GROUP, INC. (A)                           12,100         188,760                                12,100      188,760
                                                                   ------------              ------------              -----------
                                                                      4,858,613                11,219,573               16,078,186
INDUSTRIALS                                    18.72%
AAR(A) (B)                                                                          132,350     1,945,545     132,350    1,945,545
BE AEROSPACE(A) (B)                                                                 257,450     3,830,856     257,450    3,830,856
CORPORATE EXECUTIVE BOARD CO.                            10,900         189,551                                10,900      189,551
CURTISS-WRIGHT                                                                       48,680     1,425,350      48,680    1,425,350
EMCOR GROUP(A) (B)                                                                   95,080     2,136,448      95,080    2,136,448
ESTERLINE TECHNOLOGIES(A)                                                            52,410     1,432,889      52,410    1,432,889
EXPONENT, INC. (A)                                        4,500         118,215                                 4,500      118,215
FTI CONSULTING, INC. (A)                                  3,200         160,704                                 3,200      160,704
GARDNER DENVER, INC. (A)                                  9,000         255,060                                 9,000      255,060
GRACO(B)                                                                             88,070     1,963,080      88,070    1,963,080
GRAFTECH INTERNATIONAL(A)                                                            66,000       671,220      66,000      671,220
HARSCO                                                                               48,590     1,412,025      48,590    1,412,025
HOUSTON WIRE & CABLE(B)                                                             156,630     1,870,162     156,630    1,870,162
HURON CONSULTING GROUP(A) (B)                                                        59,840     2,742,467      59,840    2,742,467
ICF INTERNATIONAL(A) (B)                                                            113,600     3,021,760     113,600    3,021,760
IDEX(B)                                                                             147,575     3,445,876     147,575    3,445,876
REGAL-BELOIT CORP. (B)                                    5,200         205,452      50,650     2,001,182      55,850    2,206,634
SHAW GROUP (THE) (A)                                                                 45,630     1,241,136      45,630    1,241,136
TEREX(A)                                                                            110,000     1,476,200     110,000    1,476,200
TITAN INTERNATIONAL, INC.(A)                             21,000         189,840                                21,000      189,840
UNITED STATIONERS                                                                    20,430       731,598      20,430      731,598
VIAD CORP.                                                  100           1,469                                   100        1,469
WATSON WYATT WORLDWIDE, INC., CL A                        5,200         197,288                                 5,200      197,288
                                                                   ------------              ------------              -----------
                                                                      1,317,579                31,347,794               32,665,373
INFORMATION TECHNOLOGY                         19.32%
AECOM TECHNOLOGY CORP. (A)                                3,500         111,685                                 3,500      111,685

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS   PAR (000)      VALUE      PAR (000)      VALUE      PAR (000)      VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
AMKOR TECHNOLOGY, INC. (A)                               24,800         112,592                                24,800      112,592
ANSYS(A) (B)                                                                         87,980     2,627,083      87,980    2,627,083
APPLIED SIGNAL TECHNOLOGY, INC.                           5,500         115,115                                 5,500      115,115
ARIBA, INC. (A)                                          13,500         127,845                                13,500      127,845
BIGBAND NETWORKS, INC. (A)                               43,300         226,026                                43,300      226,026
BROCADE COMMUNICATIONS SYSTEMS, INC. (A)                 33,000         242,220                                33,000      242,220
CIRRUS LOGIC, INC. (A)                                   52,600         204,614                                52,600      204,614
COGENT, INC. (A) (B)                                     21,700         218,085                                21,700      218,085
COMMSCOPE, INC. (A)                                      13,400         351,616                                13,400      351,616
COMPUWARE CORP. (A)                                      26,400         201,432                                26,400      201,432
COMTECH TELECOMMUNICATIONS(A)                                                        97,880     2,852,223      97,880    2,852,223
DIGITAL RIVER(A) (B)                                                                 76,810     2,928,765      76,810    2,928,765
ELECTRONICS FOR IMAGING, INC. (A)                         3,200          32,544                                 3,200       32,544
F5 NETWORKS, INC. (A)                                    12,400         393,824                                12,400      393,824
FACTSET RESEARCH SYSTEMS(B)                                                          53,880     2,850,252      53,880    2,850,252
FLIR SYSTEMS(A) (B)                                                                  52,150     1,171,289      52,150    1,171,289
FMC CORP.                                                 7,300         396,755                                 7,300      396,755
INFORMATICA CORP. (A)                                     6,000          97,980                                 6,000       97,980
INTERSIL CORP., CL A                                     12,600         154,350                                12,600      154,350
J2 GLOBAL COMMUNICATIONS(A) (B)                                                     107,935     2,406,951     107,935    2,406,951
JACK HENRY & ASSOCIATES, INC. (A)                         9,700         178,189                                 9,700      178,189
LAM RESEARCH CORP. (A)                                    6,500         170,235                                 6,500      170,235
MICROSEMI CORP. (A)                                      20,300         273,238                                20,300      273,238
NUANCE COMMUNICATIONS, INC. (A)                          24,600         305,040                                24,600      305,040
ON SEMICONDUCTOR CORP. (A)                               15,100         103,435                                15,100      103,435
OSI SYSTEM(A)                                                                       149,710     2,754,664     149,710    2,754,664
PARAMETRIC TECHNOLOGY CORP. (A)                          20,000         231,600                                20,000      231,600
PEROT SYSTEMS CORP., CL A(A)                             12,800         174,848     180,830     2,470,138     193,963    2,644,986
PREMIERE GLOBAL SERVICES, INC. (A)                       20,750         248,378                                20,750      248,378
QAD, INC.                                                17,200          51,256                                17,200       51,256
ROFIN-SINAR TECHNOLOGIES(A)                                                          93,780     2,114,739      93,780    2,114,739
ROSETTA STONE, INC. (A)                                   7,800         188,058                                 7,800      188,058
SYBASE, INC. (A) (B)                                     18,600         605,058                                18,600      605,058
SYNOPSYS, INC. (A)                                       15,500         301,940                                15,500      301,940
TECH DATA CORP.                                          12,500         400,250                                12,500      400,250
TRIMBLE NAVIGATION(A) (B)                                                           137,270     2,632,839     137,270    2,632,839
TRIQUINT SEMICONDUCTOR, INC. (A)                         49,800         221,610                                49,800      221,610
TYLER TECHNOLOGIES(A) ()                                                            136,900     2,299,920     136,900    2,299,920
VARIAN SEMICONDUCTOR EQUIPMENT
   ASSOCIATES, INC. (A)                                   6,600         155,232                                 6,600      155,232
                                                                   ------------              ------------              -----------
                                                                      6,595,050                27,108,863               33,703,913
MACHINERY                                       0.32%
BUCYRUS INTERNATIONAL, INC.                              11,000         315,480                                11,000      315,480
MIDDLEBY CORP. (A)                                        5,300         238,023                                 5,300      238,023
                                                                   ------------                                        -----------
                                                                        553,503                                            553,503

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS   PAR (000)      VALUE      PAR (000)      VALUE      PAR (000)      VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
MATERIALS                                       7.14%
AK STEEL HOLDING                                                                     77,990     1,115,257      77,990    1,115,257
ALBEMARLE CORP.                                          11,500         324,530                                11,500      324,530
APTARGROUP(B)                                                                        39,690     1,230,787      39,690    1,230,787
BALCHEM(B)                                                                           97,410     2,349,529      97,410    2,349,529
CROWN HOLDINGS, INC. (A)                                 17,500         411,250                                17,500      411,250
DYNAMIC MATERIALS CORP. (B)                              12,400         222,456                                12,400      222,456
HARSCO CORP.                                              6,200         180,172                                 6,200      180,172
HEXCEL CORP. (A)                                         19,400         207,386                                19,400      207,386
M.D.C. HOLDINGS, INC.                                     7,800         239,538                                 7,800      239,538
METHANEX(B)                                                                         157,090     1,881,938     157,090    1,881,938
NORTHGATE MINERALS(A) (B)                                                         1,035,370     2,505,595   1,035,370    2,505,595
UNIVERSAL STAINLESS & ALLOY(A)                                                       87,400     1,213,986      87,400    1,213,986
VALSPAR CORP.                                            11,500         262,775                                11,500      262,775
WALTER ENERGY, INC.                                       9,300         303,552                                 9,300      303,552
                                                                   ------------              ------------              -----------
                                                                      2,151,659                10,297,092               12,448,751
PRODUCER DURABLES                               0.38%
ACTUANT CORP., CL A                                      12,200         149,816                                12,200      149,816
CLEAN HARBORS, INC. (A)                                   3,900         212,628                                 3,900      212,628
LINCOLN ELECTRIC HOLDINGS, INC.                           3,800         155,040                                 3,800      155,040
TETRA TECH, INC. (A)                                      5,800         148,886                                 5,800      148,886
                                                                   ------------                                        -----------
                                                                        666,370                                            666,370
RESTAURANTS                                     0.12%
P.F.CHANG'S CHINA BISTRO, INC. (A)                        2,000          63,880                                 2,000       63,880
TEXAS ROADHOUSE, INC., CL A(A) (B)                       12,200         141,886                                12,200      141,886
                                                                   ------------                                        -----------
                                                                        205,766                                            205,766
UTILITIES                                       2.05%
BLACK HILLS CORP.                                         4,800         102,720                                 4,800      102,720
EL PASO ELECTRIC CO. (A)                                 13,800         182,712                                13,800      182,712
SOUTHWEST GAS CORP.                                      13,000         270,140                                13,000      270,140
UGI                                                                                 125,450     3,024,600     125,450    3,024,600
                                                                   ------------              ------------              -----------
                                                                        555,572                 3,024,600                3,580,172
COMMON STOCK - FOREIGN                          6.20%
CONSUMER DISCRETIONARY                          0.84%
GILDAN ACTIVEWEAR                                                                    88,730     1,459,609      88,730    1,459,609
                                                                                             ------------              -----------
                                                                                                1,459,609                1,459,609
FINANCIALS                                      5.36%
FIRSTSERVICE(A) (B)                                                                 273,790     3,559,270     273,790    3,559,270
LAZARD LP, CL A(B)                                                                   77,310     2,186,327      77,310    2,186,327
MONTPELIER RE HOLDINGS(B)                                                           269,700     3,608,586     269,700    3,608,586
                                                                                             ------------              -----------
                                                                                                9,354,183                9,354,183
U.S. GOVERNMENT AGENCY OBLIGATIONS              0.25%

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS   PAR (000)      VALUE      PAR (000)      VALUE      PAR (000)      VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
FEDERAL HOME LOAN BANK                          0.25%
Federal Home Loan Bank
0.07%,  6/1/09 (d)                                          430         430,000                                   430      430,000
                                                                   ------------                                        -----------
                                                                        430,000                                            430,000
AFFILIATED MONEY MARKET FUND                    3.47%
ALLEGIANT ADVANTAGE INSTITUTIONAL
   MONEY MARKET FUND CLS I                                                        6,057,875     6,057,875   6,057,875    6,057,875
                                                                                             ------------              -----------
                                                                                                6,057,875                6,057,875
                                                                                             ------------              -----------
TOTAL INVESTMENT AT MARKET BEFORE
   COLLATERAL FOR LOANED SECURITIES           100.94%                30,080,411               146,009,366              176,089,777
                                                                   ------------              ------------              -----------
TOTAL INVESTMENT AT COST BEFORE
   COLLATERAL FOR LOANED SECURITIES                                  30,248,698               160,818,368              191,067,066
                                                                   ------------              ------------              -----------
SHORT TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   - 39.34%
AFFILIATED MONEY MARKET FUND                   23.29%
ALLEGIANT ADVANTAGE INSTITUTIONAL
   MONEY MARKET FUND CLS I                                                       37,359,769    37,359,769  37,359,769   37,359,769
BLACKROCK LIQUIDITY FUNDS TEMPFUND
   PORTFOLIO                                                                      3,269,676     3,269,676   3,269,676    3,269,676
                                                                                             ------------              -----------
                                                                                               40,629,445               40,629,445
MONEY MARKET FUND                              13.97%
AIM STIT LIQUID ASSETS PORTFOLIO                                                  3,269,676     3,269,676   3,269,676    3,269,676
DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND                                         3,269,676     3,269,676   3,269,676    3,269,676
FEDERATED INSTITUTIONAL PRIME MONEY
   MARKET PORTFOLIO                                                               3,269,676     3,269,676   3,269,676    3,269,676
FIDELITY INSTITUTIONAL GOVERNMENT
   PORTFOLIO                                                                      3,269,676     3,269,676   3,269,676    3,269,676
FIDELITY INSTITUTIONAL PRIME MONEY
   MARKET PORTFOLIO                                                               3,269,676     3,269,676   3,269,676    3,269,676
JP MORGAN PRIME MONEY MARKET FUND                                                 3,269,676     3,269,676   3,269,676    3,269,676
JP MORGAN U.S. GOVERNMENT MONEY MARKET
   FUND                                                                           1,551,239     1,551,239   1,551,239    1,551,239
MERRILL LYNCH SELECT INSTITUTIONAL FUND                                           3,204,654     3,204,654   3,204,654    3,204,654
                                                                                             ------------              -----------
                                                                                               24,373,949               24,373,949
ASSET-BACKED SECURITIES                         0.25%
ATLANTIC EAST FUNDING
0.66875% 3/25/2010                                                      441,943                                            441,943
                                                                   ------------                                        -----------
                                                                        441,943                                            441,943

                                                              SELLING FUND            ACQUIRING FUND
                                                      PNC CAPITAL OPPORTUNITIES  ALLEGIANT SMALL CAP CORE
                                                                 FUND                     FUND                PRO FORMA COMBINED
                                                      -------------------------  ------------------------  -----------------------
                                             % OF NET   SHARES /      MARKET      SHARES /      MARKET      SHARES /      MARKET
                                              ASSETS      PAR         VALUE         PAR         VALUE         PAR         VALUE
                                             --------  ----------  ------------  ----------  ------------  ----------  -----------
REPURCHASE AGREEMENT                            1.83%
HSBC SECURITIES
(0.17%, AGREEMENT DATED 05/29/09, DUE
06/01/09, REPURCHASE PRICE $14,507,
COLLATERALIZED BY U.S. TREASURY BILL,
0.14%, DUE 07/30/09, TOTAL MARKET VALUE
$14,859)                                                                             14,507        14,507      14,507       14,507
BARCLAYS CAPITAL MARKETS REPURCHASE
   AGREEMENTS                                             3,182       3,181,924                                 3,182    3,181,924
(0.16% AGREEMENT DATED 05/29/09, DUE
06/01/09, REPURCHASE PRICE $3,182
COLLATERALIZED BY U.S. GOVERNMENT
NATIONAL SECURITY 0.875% DUE 01/31/11,
TOTAL  MARKET VALUE $3,233)
                                                                   ------------              ------------              -----------
                                                                      3,181,924                    14,507                3,196,431
Total Short Term Investment Held as
   Collateral for Loan Securities at
   Market Value                                                       3,623,867                65,017,901               68,641,768
                                                                   ------------              ------------              -----------
Total Short Term Investment Held as
   Collateral for Loan Securities at Cost                             3,966,158                65,017,901               68,984,059
                                                                   ------------              ------------              -----------
Total Investment at Market                    140.28%                33,704,278               211,027,267              244,731,545
                                                                   ------------              ------------              -----------
Total Investment at Cost(E)                                          34,214,856               225,836,269              260,051,125
                                                                   ------------              ------------              -----------

(A)  NON-INCOME PRODUCING SECURITY.

(B) A PORTION OR ALL THE AMOUNTS ARE TEMPORARILY ON LOAN TO AN UNAFFILIATED BROKER/DEALER. THE TOTAL VALUE OF SECURITIES ON LOAN FOR PNC CAPITAL OPPORTUNITIES FUND IS $3,777,609 AND ALLEGIANT SMALL CAP CORE FUND IS $63,265,688. THE TOTAL VALUE FOR THE COMBINED PROFORMA IS $67,043,297.

(C) ILLIQUID, RESTRICTED SECURITY. THIS SECURITY REPRESENTS $467,012 OR 1.6% OF NET ASSETS FOR PNC CAPITAL OPPORTUNITIES FUND. THE TOTAL COMBINED PROFORMA IS $467,012 OR 0.3% OF NET ASSETS AS OF MAY 31, 2009.

(D)  RATE DISCLOSED REPRESENTS THE YIELD AT TIME OF PURCHASE.

(E) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES FOR PNC CAPITAL OPPORTUNITIES FUND IS $34,775,177 AND ALLEGIANT SMALL CAP CORE FUND IS $227,159,088. THE TOTAL VALUE FOR THE COMBINED PROFORMA IS $261,934,265.

GROSS UNREALIZED APPRECIATION:
PNC CAPITAL OPPORTUNITY EQUITY FUND:     $  5,147,399
ALLEGIANT SMALL CAP CORE FUND:              9,574,898
                                         ------------
COMBINED PROFORMA:                       $ 14,722,297
GROSS UNREALIZED DEPRECIATION
PNC CAPITAL OPPORTUNITY EQUITY FUND:     $ (6,218,298)
ALLEGIANT SMALL CAP CORE FUND:            (25,706,718)
                                         ------------
COMBINED PROFORMA:                       $(31,925,016)
NET UNREALIZED DEPRECIATION:
PNC CAPITAL OPPORTUNITY EQUITY FUND:     $ (1,070,899)
ALLEGIANT SMALL CAP CORE FUND:            (16,131,821)
                                         ------------
COMBINED PROFORMA:                       $(17,202,720)

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LP -- LIMITED PARTNERSHIP
REIT -- REAL ESTATE INVESTMENT TRUST

      SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                       Selling Fund       Acquiring Fund
                                                        PNC Capital      Allegiant Small     Pro Forma
                                                    Opportunities Fund    Cap Core Fund      Combined
                                                    ------------------   ---------------   ------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value        Market Value    Market Value
                                                    ------------------   ---------------   ------------
Level 1 - Quoted Prices                                 29,650,411         211,012,760      240,663,171
Level 2 - Other Significant Observable Inputs            3,611,924              14,507        3,626,431
Level 3 - Significant Unobservable Inputs                  441,943                              441,943
                                                        ----------         -----------      -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 33,704,278         211,027,267      244,731,545
                                                        ==========         ===========      ===========

ASSETS - OTHER ASSETS*
VALUATION INPUTS

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs                  364,819                              364,819
                                                        ----------                          -----------
TOTAL ASSETS - OTHER ASSETS*                               364,819                              364,819
                                                        ==========                          ===========

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value        Market Value    Market Value
                                                    ------------------   ---------------   ------------
BALANCE AS OF MAY 31, 2008                               1,699,250                            1,699,250
Accrued discount/premiums                                   17,826                               17,826
Realized gain (loss)                                         1,450                                1,450
Changed in unrealized appreciation (depreciation)         (342,291)                            (342,291)
Net Purchases (sales)                                     (159,794)                            (159,794)
Transfers in and/ or out of Level 3                       (774,498)                            (774,498)
                                                        ----------                          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                    441,943                              441,943
                                                        ==========                          ===========

ASSETS - OTHER ASSETS*
VALUATION INPUTS

                                                       Market Value        Market Value    Market Value
                                                    ------------------   ---------------   ------------
BALANCE AS OF MAY 31, 2008                                                                           --
Net increase                                               364,819                              364,819
                                                        ----------                          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                    364,819                              364,819
                                                        ==========                          ===========

* Represents receiveable for securities lending collateral shortfall presented in the Pro Forma Statements of Assets and Liabilities.

ALLEGIANT FUTURES CONTRACTS:

               NUMBER OF     NOTIONAL    EXPIRATION    UNREALIZED
DESCRIPTION    CONTRACTS   COST AMOUNT      DATE      APPRECIATION
-----------    ---------   -----------   ----------   ------------
Russell Mini       38       14,482,573    6/19/2009      422,367

CASH IN THE AMOUNT OF $152,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

                        PNC DIVERSIFIED REAL ESTATE FUND
                     ALLEGIANT DIVERSIFIED REAL ESTATE FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                         SHARES       VALUE
                                                         ------   ------------
REAL ESTATE INVESTMENT TRUSTS --98.8%
DIVERSIFIED -- 7.1%
   Eastgroup Properties, Inc.                             7,880   $    268,787
   Vornado Realty Trust (a)                              17,310        807,685
                                                                  ------------
                                                                     1,076,472
                                                                  ------------
FINANCIAL SERVICES -- 0.3%
   Gramercy Capital Corp. New York                       22,585         50,590
                                                                  ------------
HEALTH CARE -- 12.7%
   HCP, Inc.                                             24,395        566,696
   Medical Properties Trust, Inc. (a)                    23,976        151,049
   Nationwide Health Properties, Inc.                     9,865        262,113
   OMEGA Healthcare Investors, Inc.                      27,665        441,810
   Ventas, Inc. (a)                                      16,125        489,555
                                                                  ------------
                                                                     1,911,223
                                                                  ------------
HOTELS -- 4.7%
   Hersha Hospitality Trust                              21,680         59,403
   Host Hotels & Resorts, Inc.                           52,873        495,949
   LaSalle Hotel Properties                               5,995         82,012
   Sunstone Hotel Investors, Inc. (a)                    12,040         69,952
                                                                  ------------
                                                                       707,316
                                                                  ------------
MORTGAGE -- 3.3%
   Annaly Capital Management, Inc.                       35,190        490,549
                                                                  ------------
OFFICE PROPERTIES -- 21.6%
   Alexandria Real Estate Equities, Inc.                 10,590        380,181
   Boston Properties, Inc.                               14,520        701,606
   Brandywine Realty Trust                               16,975        126,464
   Corporate Office Properties Trust, Inc.               19,610        582,025
   Digital Reality Trust, Inc. (a)                       17,380        621,683
   Douglas Emmett, Inc.                                   8,295         77,143
   Highwoods Properties, Inc.                             4,180         94,552
   Mack-Cali Realty Corp.                                 8,230        203,363
   SL Green Realty Corp. (a)                             20,716        474,396
                                                                  ------------
                                                                     3,261,413
                                                                  ------------

                                                         SHARES       VALUE
                                                         ------   ------------
RESIDENTIAL -- 12.4%
   American Campus Communities, Inc.                     10,760        247,372
   AvalonBay Communities, Inc.                            4,064        249,855
   Camden Property Trust                                  5,930        178,019
   Equity Residential Property                           17,725        431,426
   Essex Property Trust, Inc.                             4,300        292,787
   Home Properties, Inc.                                  2,790         92,907
   Mid-America Apartment Communities, Inc.                3,695        134,092
   UDR, Inc. (a)                                         21,779        239,569
                                                                  ------------
                                                                     1,866,027
                                                                  ------------
RETAIL -- 30.7%
   CBL & Associates Properties, Inc. (a)                 38,335        238,827
   Developers Diversified Realty Corp.                   46,923        230,392
   Entertainment Properties Trust                        11,585        235,407
   Federal Realty Investment Trust (a)                    8,150        429,097
   Kimco Realty Corp.                                    39,550        462,339
   Macerich Co. (a)                                      27,070        456,942
   Regency Centers Corp.                                 16,860        600,722
   Simon Property Group, Inc.                            26,192      1,400,486
   Tanger Factory Outlet Centers, Inc.                    6,090        197,072
   Taubman Centers, Inc.                                 10,075        249,255
   Weingarten Realty Investors                            7,815   $    124,102
                                                                  ------------
                                                                     4,624,641
                                                                  ------------
STORAGE -- 2.5%
   Extra Space Storage, Inc.                             10,150         76,226
   Public Storage, Inc.                                   3,515        234,134
   U-STORE-IT Trust                                      20,270         61,013
                                                                  ------------
                                                                       371,373
                                                                  ------------
WAREHOUSE/INDUSTRIAL -- 3.5%
   AMB Property Corp.                                    10,915        194,833
   ProLogis Trust (a)                                    38,710        328,648
                                                                  ------------
                                                                       523,481
                                                                  ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $14,596,311)                                              14,883,085
                                                                  ------------
COMMON STOCKS --0.8%
OFFICE PROPERTIES -- 0.8%
   Brookfield Properties Corp.                           15,630        118,163
                                                                  ------------
TOTAL COMMON STOCKS
   (Cost $315,690)                                                     118,163
                                                                  ------------

                                                         SHARES /
                                                        PAR (000)    VALUE
                                                        --------- ------------
HOTELS -- 0.5%
   Hospitality Properties Trust Ser C                     5,470         78,221
PREFERRED STOCKS --1.0%
   Public Storage Ser N                                   3,450         74,486
                                                                  ------------
TOTAL PREFERRED STOCKS
   (Cost $154,180)                                                     152,707
                                                                  ------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON
   LOAN --16.1%
ASSET-BACKED SECURITIES - 1.96%
ATLANTIC EAST FUNDING
0.66875% 3/25/2010                                                     296,047
REPURCHASE AGREEMENT - 14.14%
BARCLAYS CAPITAL MARKETS REPURCHASE AGREEMENTS
   (0.16% AGREEMENT DATED 05/29/09, DUE
   06/01/09, REPURCHASE PRICE $2,132
   COLLATERALIZED BY U.S. GOVERNMENT NATIONAL
   SECURITY 0.875% DUE 01/31/11, TOTAL MARKET
   VALUE $2,166)                                                     2,131,832
                                                                  ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES
   ON LOAN (Cost $2,657,254)                                         2,427,926
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES -- 116.7%
   (Cost $17,723,435) (b)                                           17,581,881
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.7)%                    (2,509,713)
                                                                  ============
NET ASSETS -- 100.0%                                              $ 15,072,168
                                                                  ============

(a) A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. The total value of securities on loan at May 31, 2009 is $2,530,930.

(b)  Aggregate cost for Federal income tax purposes is $19,490,176.

     The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost: $3,385,799
     Excess of tax cost over value: $(5,294,094)

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC GOVERNMENT MONEY MARKET FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                           ASSETS**  PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
U.S. GOVERNMENT AGENCY
   OBLIGATION                                67.96%
FEDERAL FARM CREDIT                           8.24%
FEDERAL FARM CREDIT
   BANK (C)             0.1600% 24-JUL-09                                         15,000  $   14,996,467      15,000  $   14,996,467
FEDERAL FARM CREDIT
   BANK(B)              0.9000% 16-DEC-09                 5,000    5,000,000                                   5,000       5,000,000
FEDERAL FARM CREDIT
   BANK B)              0.9400% 04-MAR-10                                         25,000      25,018,339      25,000      25,018,339
FEDERAL FARM CREDIT
   BANK B)              0.3510% 15-JAN-10                                         15,000      15,000,000      15,000      15,000,000
FEDERAL FARM CREDIT
   BANK B)              0.6500% 18-MAY-10                 3,000    2,999,615                                   3,000       2,999,615
FEDERAL FARM CREDIT
   BANK B)              5.1500% 20-JUL-09                                         10,531      10,601,050      10,531      10,601,050
FEDERAL FARM CREDIT
   BANK B)              0.2588% 14-OCT-09                10,000    9,999,908      15,000      14,982,822      25,000      24,982,730
FEDERAL FARM CREDIT
   BANK B)              0.3200% 21-DEC-09                                         15,000      14,957,221      15,000      14,957,221
FEDERAL FARM CREDIT
   BANK B)              1.0622% 25-JUN-10                 6,500    6,499,702                                   6,500       6,499,702
FEDERAL FARM CREDIT
   BANK B)              0.2160% 20-JUL-09                                         15,000      15,000,000      15,000      15,000,000
                                                                 -----------              --------------               -------------
                                                                  24,499,225                 110,555,899                 135,055,124
FEDERAL HOME LOAN BANK                       20.36%
FEDERAL HOME LOAN BANK
   (C)                   0.250% 02-JUN-09                                         14,000      13,999,886      14,000      13,999,886
FEDERAL HOME LOAN BANK
   (A)                   0.170% 12-JUN-09                 5,000    4,999,740                                   5,000       4,999,740
FEDERAL HOME LOAN BANK
   (C)                   0.230% 12-JUN-09                                         15,000      14,998,946      15,000      14,998,946
FEDERAL HOME LOAN BANK
   (C)                   0.180% 16-JUN-09                                         10,000       9,999,250      10,000       9,999,250
FEDERAL HOME LOAN BANK
   (C)                   0.470% 02-JUL-09                                          3,832       3,830,549       3,832       3,830,549
FEDERAL HOME LOAN BANK
   (A)                   0.520% 14-JUL-09                 5,000    4,996,894                                   5,000       4,996,894
FEDERAL HOME LOAN BANK
   (A)                   0.170% 15-JUL-09                 5,000    4,998,961                                   5,000       4,998,961
FEDERAL HOME LOAN BANK
   (C)                   0.200% 28-JUL-09                                         10,000       9,996,833      10,000       9,996,833
FEDERAL HOME LOAN BANK
   (C)                   0.210% 29-JUL-09                                         15,000      14,995,046      15,000      14,995,046
FEDERAL HOME LOAN BANK
   (C)                   0.210% 03-AUG-09                                          5,200       5,198,089       5,200       5,198,089
FEDERAL HOME LOAN BANK
   (C)                   0.360% 26-AUG-09                                         15,000      14,987,100      15,000      14,987,100
FEDERAL HOME LOAN BANK
   (A)                   0.230% 01-SEP-09                 1,300    1,299,236                                   1,300       1,299,236
FEDERAL HOME LOAN BANK
   (C)                   0.700% 01-SEP-09                                          5,000       4,991,056       5,000       4,991,056
FEDERAL HOME LOAN BANK
   (A)                   0.430% 29-SEP-09                 5,000    4,992,833                                   5,000       4,992,833
FEDERAL HOME LOAN BANK
   (A)                   0.330% 21-OCT-09                 2,000    1,997,436                                   2,000       1,997,436
FEDERAL HOME LOAN BANK
   (C)                   0.470% 02-NOV-09                                         10,000       9,979,894      10,000       9,979,894
FEDERAL HOME LOAN BANK
   (C)                   1.090% 04-DEC-09                                          5,000       4,971,583       5,000       4,971,583
FEDERAL HOME LOAN BANK
   (A)                   0.760% 09-DEC-09                 5,000    4,980,104                                   5,000       4,980,104
FEDERAL HOME LOAN BANK
   (C)                   0.950% 01-FEB-10                                         15,500      15,400,843      15,500      15,400,843
FEDERAL HOME LOAN BANK   3.750% 18-AUG-09                                          5,725       5,767,723       5,725       5,767,723
FEDERAL HOME LOAN BANK
   (A)                   5.000% 18-SEP-09                 3,000    3,038,911                                   3,000       3,038,911
FEDERAL HOME LOAN BANK
   (A)                   5.125% 05-AUG-09                 3,000    3,016,301                                   3,000       3,016,301
FEDERAL HOME LOAN BANK
   (B)                   0.920% 23-OCT-09                                         16,700      16,711,611      16,700      16,711,611
FEDERAL HOME LOAN BANK
   (B)                   0.476% 23-NOV-09                                         15,000      15,015,118      15,000      15,015,118
FEDERAL HOME LOAN BANK
   (B)                   1.061% 04-JUN-09                 6,500    6,500,000                                   6,500       6,500,000
FEDERAL HOME LOAN BANK
   (B)                   0.239% 21-AUG-09                 5,000    5,000,000                                   5,000       5,000,000

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
FEDERAL HOME LOAN BANK
   (B)                   0.289% 14-SEP-09                 4,000    4,000,000                                   4,000       4,000,000
FEDERAL HOME LOAN BANK
   (B)                   0.480% 05-JUN-09                                         15,000      15,000,000      15,000      15,000,000
FEDERAL HOME LOAN BANK
   (B)                   1.059% 18-SEP-09                                         10,000      10,011,107      10,000      10,011,107
FEDERAL HOME LOAN BANK
   (A)                   3.000% 23-JUN-09                 5,000    4,999,307                                   5,000       4,999,307
FEDERAL HOME LOAN BANK
   (B)                   0.325% 08-JAN-10                                         15,000      14,976,339      15,000      14,976,339
FEDERAL HOME LOAN BANK
   (B)                   0.306% 13-JAN-10                                         15,000      14,978,077      15,000      14,978,077
FEDERAL HOME LOAN BANK
   (B)                   0.791% 19-FEB-10                                          4,800       4,806,273       4,800       4,806,273
FEDERAL HOME LOAN BANK
   (B)                   1.293% 10-SEP-09                                         15,000      15,000,000      15,000      15,000,000
FEDERAL HOME LOAN BANK
   (B)                   1.126% 05-OCT-09                 8,000    8,000,001                                   8,000       8,000,001
FEDERAL HOME LOAN BANK
   (B)                   1.032% 29-JUN-10                                         15,000      15,000,000      15,000      15,000,000
FEDERAL HOME LOAN BANK
   (B)                   0.870% 23-FEB-10                                         10,000      10,000,000      10,000      10,000,000
FEDERAL HOME LOAN BANK
   A)                    1.050% 23-FEB-10                 2,500    2,498,868                                   2,500       2,498,868
FEDERAL HOME LOAN BANK
   A)                    0.820% 28-APR-10                 2,000    2,001,107                                   2,000       2,001,107
FEDERAL HOME LOAN BANK
   A)                    0.700% 30-APR-10                 3,000    3,000,330                                   3,000       3,000,330
FEDERAL HOME LOAN BANK
   A)                    0.520% 25-JUN-10                 3,000    2,998,500                                   3,000       2,998,500
                                                                 -----------              --------------               -------------
                                                                  73,318,529                 260,615,323                 333,933,852
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION                               22.53%
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.305% 18-SEP-09                 5,000    5,001,412                                   5,000       5,001,412
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (MTN)
   (B)                   0.289% 21-SEP-09                                         15,000      14,996,976      15,000      14,996,976
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.284% 21-SEP-09                 4,000    3,999,246                                   4,000       3,999,246
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       1.087% 25-SEP-09                                         15,000      15,013,821      15,000      15,013,821
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.246% 28-SEP-09                 2,500    2,497,552                                   2,500       2,497,552
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.320% 08-OCT-09                 7,000    6,999,648                                   7,000       6,999,648
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.261% 19-OCT-09                                         23,900      23,884,421      23,900      23,884,421
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.214% 23-DEC-09                                         15,000      14,997,071      15,000      14,997,071
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       3.125% 04-FEB-10                                          6,000       6,084,801       6,000       6,084,801
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.311% 07-DEC-09                 5,000    4,999,578      15,000      15,000,000      20,000      19,999,578
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       1.000% 30-DEC-09                 3,000    3,000,000                                   3,000       3,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       0.620% 08-JAN-10                 5,000    5,000,000                                   5,000       5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)       1.039% 12-JUL-10                 5,000    5,000,000                                   5,000       5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (MTN)
   (B)                   0.816% 09-FEB-10                                         15,000      15,007,423      15,000      15,007,423

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.240% 01-JUN-09                 5,000    5,000,000                                   5,000       5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       1.000% 01-JUN-09                                         10,000      10,000,000      10,000      10,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.450% 15-JUN-09                                         10,000       9,998,250      10,000       9,998,250
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       1.020% 25-JUN-09                                         10,000       9,993,200      10,000       9,993,200
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.450% 26-JUN-09                                          2,602       2,601,187       2,602       2,601,187
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.400% 06-JUL-09                 1,919    1,918,254                                   1,919       1,918,254
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.230% 06-JUL-09                                         15,000      14,996,646      15,000      14,996,646
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.480% 07-JUL-09                                         10,000       9,995,200      10,000       9,995,200
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.150% 20-JUL-09                 1,104    1,103,775                                   1,104       1,103,775
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.150% 27-JUL-09                 5,000    4,998,833                                   5,000       4,998,833
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.150% 28-JUL-09                 5,000    4,998,813                                   5,000       4,998,813
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.470% 28-JUL-09                                          5,845       5,840,650       5,845       5,840,650
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.460% 30-JUL-09                                         15,000      14,988,692      15,000      14,988,692
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.190% 03-AUG-09                 2,500    2,499,169                                   2,500       2,499,169
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.520% 10-AUG-09                 5,000    4,994,945                                   5,000       4,994,945
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.580% 10-AUG-09                                          8,000       7,990,978       8,000       7,990,978
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.510% 11-AUG-09                 5,000    4,994,971                                   5,000       4,994,971
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.270% 31-AUG-09                 1,000      999,318                                   1,000         999,318
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.600% 01-SEP-09                                         10,000       9,988,756      10,000       9,988,756
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.570% 02-SEP-09                 5,000    4,992,638                                   5,000       4,992,638
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.400% 10-SEP-09                 5,000    4,994,389                                   5,000       4,994,389
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.520% 14-SEP-09                                         10,000       9,984,833      10,000       9,984,833
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.210% 21-SEP-09                 5,000    4,996,733                                   5,000       4,996,733
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.230% 30-SEP-09                 1,600    1,598,763                                   1,600       1,598,763

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.420% 05-OCT-09                                         15,000      14,977,950      15,000      14,977,950
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.250% 19-OCT-09                 4,500    4,495,625                                   4,500       4,495,625
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.250% 20-OCT-09                                         20,000      19,980,417      20,000      19,980,417
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.300% 26-OCT-09                 4,000    3,995,100                                   4,000       3,995,100
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (A)       0.250% 02-NOV-09                 5,000    4,994,653                                   5,000       4,994,653
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)       0.560% 06-JAN-10                                         10,000       9,965,933      10,000       9,965,933
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION           4.250% 15-JUL-09                                         15,000      15,066,250      15,000      15,066,250
                                                                 -----------              --------------               -------------
                                                                  98,073,415                 271,353,455                 369,426,870
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION                               16.83%
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.3600% 02-JUN-09                                         10,000       9,999,900      10,000       9,999,900
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.4000% 02-JUN-09                                          4,200       4,199,953       4,200       4,199,953
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.9500% 03-JUN-09                                         10,000       9,999,472      10,000       9,999,472
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.4000% 04-JUN-09                 6,500    6,499,783                                   6,500       6,499,783
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.1500% 08-JUN-09                                         11,000      10,999,679      11,000      10,999,679
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.4300% 10-JUN-09                                         15,000      14,998,800      15,000      14,998,800
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.1600% 12-JUN-09                                         10,000       9,999,511      10,000       9,999,511
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(A)       0.4000% 15-JUN-09                 5,000    4,999,222                                   5,000       4,999,222
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.1700% 10-AUG-09                 3,000    2,999,008                                   3,000       2,999,008
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(A)       0.2200% 17-AUG-09                 5,000    4,997,647                                   5,000       4,997,647
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.2000% 24-AUG-09                 2,005    2,004,064                                   2,005       2,004,064
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.3700% 24-AUG-09                 5,000    4,995,683                                   5,000       4,995,683
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.5500% 24-AUG-09                 5,000    4,993,583                                   5,000       4,993,583
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.2200% 01-SEP-09                 4,000    3,997,751                                   4,000       3,997,751

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.6500% 09-SEP-09                 1,160    1,157,906                                   1,160       1,157,906
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.5300% 09-SEP-09                                         10,000       9,985,278      10,000       9,985,278
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.7000% 14-SEP-09                                         10,000       9,979,583      10,000       9,979,583
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.6500% 21-SEP-09                 5,000    4,989,889                                   5,000       4,989,889
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.4250% 23-SEP-09                                         10,000       9,986,542      10,000       9,986,542
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.2400% 25-SEP-09                 2,000    1,998,453                                   2,000       1,998,453
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.4200% 30-SEP-09                 5,000    4,992,438                                   5,000       4,992,438
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.4500% 30-SEP-09                 5,000    4,992,942                                   5,000       4,992,942
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      2.0400% 01-OCT-09                 3,500    3,476,278                                   3,500       3,476,278
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      1.0500% 01-OCT-09                                         10,000       9,964,417      10,000       9,964,417
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.7000% 13-OCT-09                 3,000    2,992,183                                   3,000       2,992,183
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.2500% 28-OCT-09                 5,000    4,994,826                                   5,000       4,994,826
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.2800% 28-OCT-09                 1,500    1,498,262                                   1,500       1,498,262
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.4400% 05-NOV-09                                         10,000       9,980,811      10,000       9,980,811
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(C)       0.8500% 10-NOV-09                                         10,000       9,961,750      10,000       9,961,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.3700% 21-DEC-09                 4,000    3,991,655                                   4,000       3,991,655
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.9000% 04-JAN-10                                         10,000       9,945,750      10,000       9,945,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.5300% 19-JAN-10                                         10,000       9,965,844      10,000       9,965,844
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)      0.4700% 22-FEB-10                                         15,000      14,947,908      15,000      14,947,908
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      0.5000% 01-MAR-10                 2,500    2,490,521                                   2,500       2,490,521
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      5.1250% 13-JUL-09                 2,000    2,004,646                                   2,000       2,004,646
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (A)      1.0520% 21-JAN-10                                         23,000      23,078,682      23,000      23,078,682
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)      0.8825% 12-FEB-10                 3,000    2,995,558      15,000      14,973,777      18,000      17,969,335
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)      1.0288% 13-JUL-10                 5,000    4,998,846                                   5,000       4,998,846
                                                                 -----------              --------------               -------------

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
                                                                  83,061,144                 192,967,657                 276,028,801
COMMERCIAL PAPER                              5.49%
U.S. GOVERNMENT AGENCY
   BACKED TEMPORARY
   LIQUIDITY GUARANTEE
   PROGRAM                                    5.49%
BANK OF AMERICA (TLGP)
   (FDIC) (A)            0.290% 24-JUN-09                                         10,000       9,998,147      10,000       9,998,147
BANK OF AMERICA (TLGP)
   (FDIC) (A)            0.230% 04-AUG-09                                         10,000       9,995,911      10,000       9,995,911
CITIGROUP FUNDING
   (TLGP) (FDIC) (A)     0.230% 05-JUN-09                                         10,000       9,999,744      10,000       9,999,744
CITIGROUP FUNDING
   (TLGP) (FDIC) (A)     0.220% 02-JUL-09                                         10,000       9,998,106      10,000       9,998,106
CITIGROUP, TLGP (TLGP)
   (FDIC) (A)            0.200% 06-JUL-09                 5,000    4,999,028                                   5,000       4,999,028
CITIGROUP FUNDING
   (TLGP) (FDIC) (A)     0.200% 09-JUL-09                                         10,000       9,997,889      10,000       9,997,889
CITIGROUP, TLGP (TLGP)
   (FDIC) (A)            0.200% 20-JUL-09                 5,000    4,998,639                                   5,000       4,998,639
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (A)            0.500% 12-JUN-09                                         10,000       9,998,372      10,000       9,998,372
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (A)            0.240% 17-JUN-09                                         10,000       9,998,933      10,000       9,998,933
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (A)            0.230% 29-JUL-09                                         10,000       9,996,294      10,000       9,996,294
                                                                 -----------              --------------               -------------
                                                                   9,997,667                  79,983,396                  89,981,063
U.S. TREASURY
   OBLIGATIONS                                3.05%
U.S. TREASURY BILLS                           3.05%
U.S. TREASURY BILLS      0.015% 04-JUN-09                                         10,000       9,999,834      10,000       9,999,834
U.S. TREASURY BILLS      0.170% 15-SEP-09                                         10,000       9,995,009      10,000       9,995,009
U.S. TREASURY BILLS      0.215% 11-JUN-09                                         30,000      29,998,213      30,000      29,998,213
                                                                                          --------------               -------------
                                                                                              49,993,056                  49,993,056
REPURCHASE AGREEMENTS                        20.61%
JPMORGAN SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $40,000,500,
   COLLATERALIZED BY
   $40,000,000 (VALUE
   $40,888,986) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   1.19%, DUE 9/24/10)   0.140% 01-JUN-09                40,000   40,000,000                                  40,000      40,000,000
MORGAN STANLEY
   SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $40,000,467,
   COLLATERALIZED BY
   $40,000,000 (VALUE
   $40,908,221) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   5.50%, DUE
   12/27/22)             0.150% 01-JUN-09                40,000   40,000,000                                  40,000      40,000,000
WACHOVIA SECURITIES
   (AGREEMENT DATED
   5/29/09
   TO BE REPURCHASED
   AT $42,000,595
   COLLATERALIZED BY
   $42,000,000 (VALUE
   $43,369,114) U.S.
   GOVERNMENT AGENCY
   OBLIGATIONS,
   INTEREST RATE
   5.00% - 5.35%, DUE
   11/1/16 - 3/12/21)    0.170% 01-JUN-09                42,000   42,000,000                                  42,000      42,000,000

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
BANK OF AMERICA
   SECURITIES,
   LLC (AGREEMENT
   DATED 5/29/09 TO BE
   REPURCHASED
   AT $40,000,500,
   COLLATERALIZED BY
   $40,000,000 (VALUE
   $40,823,219) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   3.625%, DUE
   8/15/11)              0.150% 01-JUN-09                40,000   40,000,000                                  40,000      40,000,000
BANK OF AMERICA
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09, REPURCHASE
   PRICE $30,000,425,
   COLLATERALIZED BY
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION BOND)
   4.000%, DUE
   05/01/24, TOTAL
   MARKET
   VALUE $30,600,000)    0.170% 01-JUN-09                                         30,000      30,000,000      30,000      30,000,000
BARCLAYS
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09, REPURCHASE
   PRICE $31,000,388,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION NOTE,
   1.039%, DUE
   07/14/10, TOTAL
   MARKET VALUE
   $31,620,348)          0.150% 01-JUN-09                                         31,000      31,000,000      31,000      31,000,000
DEUTSCHE BANK
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $35,000,525,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION BONDS
   AND GOVERNMENT
   NATIONAL MORTGAGE
   ASSOCIATION BONDS,
   5.000% TO 7.000%,
   DUE 12/15/23 TO
   11/15/38, TOTAL
   MARKET VALUE
   $35,700,000)          0.180% 01-JUN-09                                         35,000      35,000,000      35,000      35,000,000
GOLDMAN SACHS
   (AGREEMENT DATED
   05/29/09,
   DUE 06/01/09,
   REPURCHASE PRICE
   $30,000,450,
   COLLATERALIZED BY
   JP MORGAN CHASE &
   CO. (TLGP) (FDIC),
   1.416% TO 2.200%,
   DUE 06/15/12 TO
   12/26/12,TOTAL
   MARKET VALUE
   $30,600,001)          0.180% 01-JUN-09                                         30,000      30,000,000      30,000      30,000,000
GREENWICH CAPITAL
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $35,000,525,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   BANK NOTES AND
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION BONDS,
   3.250% TO 3.625%,
   DUE 08/13/10 TO
   04/09/13, TOTAL
   MARKET
   VALUE $35,702,887     0.180% 01-JUN-09                                         35,000      35,000,000      35,000      35,000,000
UBS SECURITIES
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $15,000,213,
   COLLATERALIZED BY
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION BOND,
   6.500%, DUE
   07/01/37, TOTAL
   MARKET VALUE
   $15,302,315)          0.170% 01-JUN-09                                         15,000      15,000,000      15,000      15,000,000
                                                                 -----------              --------------               -------------
                                                                 162,000,000                 176,000,000                 338,000,000

                                                           SELLING FUND        ACQUIRING FUND ALLEGIANT
                                                       PNC GOVERNMENT MONEY     GOVERNMENT MONEY MARKET            PRO FORMA
                                                           MARKET FUND                   FUND                      COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
MONEY MARKET FUND                             4.16%
AIM GOVERNMENT &
   AGENCY PORTFOLIO                                                           27,129,634      27,129,634  27,129,634      27,129,634
FFI GOVERNMENT FUND                                   1,720,945    1,720,945                               1,720,945       1,720,945
GOLDMAN SACHS
   FINANCIAL SQUARE
   FUNDS - GOVERNMENT
   FUND                                              20,002,838   20,002,838                              20,002,838      20,002,838
JPMORGAN U.S.
   GOVERNMENT
   MONEY MARKET FUND                                 19,345,571   19,345,571                              19,345,571      19,345,571
                                                                 -----------              --------------               -------------
                                                                  41,069,354                  27,129,634                  68,198,988
                                                                 -----------              --------------               -------------
TOTAL INVESTMENT AT
   MARKET VALUE                             101.27%              492,019,334               1,168,598,420               1,660,617,754
                                                                 -----------              --------------               -------------
TOTAL INVESTMENT AT
   COST (D)                                                      492,019,334               1,168,598,420               1,660,617,754
                                                                 -----------              --------------               -------------

(A)  Rate disclosed represents the yield at the time of purchase.

(B) Variable or floating rate security. Rate disclosed is as of May 31, 2009. The date reported is the final maturity date, not the next reset date.

(C)  Zero Coupon Bond -- the rate shown is the effective yield at purchase date.

(D)  Aggregate cost for financial reporting and Federal income tax purposes.

DN --Discount Note
FDIC--Federal Deposit Insurance Corporation
MTN--Medium Term Note
TLGP--Temporary Liquidity Guarantee Program

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                 Selling Fund       Acquiring Fund
                                                PNC Government   Allegiant Government     Pro Forma
                                                  Market Fund      Money Market Fund       Combined
                                                --------------   --------------------   -------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                 Market Value        Market Value        Market Value
                                                --------------   --------------------   -------------
Level 1 - Quoted Prices                            41,069,354           27,129,634         68,198,988
Level 2 - Other Significant Observable Inputs     450,949,980        1,141,468,786      1,592,418,666
Level 3 - Significant Unobservable Inputs
                                                  -----------        -------------      -------------
TOTAL ASSETS - INVESTMENT IN SECURITIES           492,019,334        1,168,598,420      1,660,617,654
                                                  -----------        -------------      -------------

                          PNC INTERNATIONAL EQUITY FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
FOREIGN COMMON STOCK                                 92.79%
CONSUMER DISCRETIONARY                               12.71%
ACCOR SA(A), (G)                      FRANCE                      584      25,988                               584      25,988
ADIDAS AG(A)                          GERMANY                   7,672     280,733                             7,672     280,733
AISIN SEIKI CO., LTD. (A)             JAPAN                     2,001      39,928                             2,001      39,928
ASATSU-DK, INC. (A)                   JAPAN                    11,850     239,498                            11,850     239,498
AUTOLIV(G)                            SWEDEN                                          93,000   2,583,540     93,000   2,583,540
BARRATT DEVELOPMENTS PLC (C), (G)     UNITED KINGDOM                               2,255,800   5,847,717  2,255,800   5,847,717
BAYERISCHE MOTOREN WERKE AG(A)        GERMANY                   3,757     135,406                             3,757     135,406
BELLWAY PLC                           UNITED KINGDOM                                 403,874   4,243,475    403,874   4,243,475
BHP BILLITON LTD. (A)                 AUSTRALIA                20,951     588,599                            20,951     588,599
BRIDGESTONE CORP. (A)                 JAPAN                     2,200      33,604                             2,200      33,604
CHRISTIAN DIOR(G)                     FRANCE                                          41,500   3,191,375     41,500   3,191,375
COMPAGNIE GENERALE DES ETABLISSEMENTS
   MICHELIN, B SHARES(A)              FRANCE                    1,214      73,836                             1,214      73,836
COMPASS GROUP PLC                     UNITED KINGDOM                                 412,740   2,400,639    412,740   2,400,639
CULTURE CONVENIENCE CLUB(G)           JAPAN                                          168,600   1,392,099    168,600   1,392,099
DAIMLER AG(A)                         GERMANY                   6,960     255,263                             6,960     255,263
DENSO CORP. (A)                       JAPAN                     1,871      44,931                             1,871      44,931
DUNI AB                               SWEDEN                                         278,300   1,418,419    278,300   1,418,419
ESPRIT HOLDINGS LTD. (A)              HONG KONG                80,700     514,400                            80,700     514,400
FIELMANN AG                           GERMANY                                         17,724   1,167,576     17,724   1,167,576
GOME ELECTRICAL APPLIANCES HOLDINGS
   LTD. (A), (D)                      HONG KONG               205,495      29,689                           205,495      29,689
HENNES & MAURITZ AB, B SHARES(A)      SWEDEN                    8,204     391,845     20,100     962,662     28,304   1,354,507
HONDA MOTOR CO., LTD. (A)             JAPAN                    10,247     297,451                            10,247     297,451
HYUNDAI MOTOR CO. (A)                 SOUTH KOREA               4,828     268,776                             4,828     268,776
INDITEX SA(A)                         SPAIN                     2,061      93,017                             2,061      93,017
INTERCONTINENTAL HOTELS GROUP PLC(A)  UNITED KINGDOM           50,576     538,850                            50,576     538,850
LI & FUNG                             HONG KONG                                      220,867     598,768    220,867     598,768
LI NING(G)                            CHINA                                          448,220   1,105,877    448,220   1,105,877
LVMH MOET HENNESSY LOUIS VUITTON
   SA(A), (G)                         FRANCE                    1,880     156,296     15,440   1,286,126     17,320   1,442,422
MAKITA CORP. (A)                      JAPAN                       500      11,155                               500      11,155
MARKS & SPENCER GROUP PLC(A)          UNITED KINGDOM            4,995      22,986                             4,995      22,986
NEW ORIENTAL EDUCATION & TECHNOLOGY
   GROUP, ADR (C), (G)                CHINA                                            9,420     517,723      9,420     517,723
NGK SPARK PLUG CO., LTD.(A)           JAPAN                    57,500     505,608                            57,500     505,608

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
NISSAN MOTOR CO., LTD.(A)             JAPAN                     9,500      57,043                             9,500      57,043
NITORI                                JAPAN                                           28,482   1,728,418     28,482   1,728,418
OPAP SA(A)                            GREECE                   11,926     368,477                            11,926     368,477
PANASONIC CORP.(A)                    JAPAN                     4,764      68,705                             4,764      68,705
PERSIMMON PLC                         UNITED KINGDOM                                 750,933   4,466,497    750,933   4,466,497
PPR(A)                                FRANCE                      699      59,158                               699      59,158
PSA PEUGEOT CITROEN(A)                FRANCE                    1,604      49,195                             1,604      49,195
PUBLICIS GROUPE(A)                    FRANCE                    1,756      57,016                             1,756      57,016
RAFFLES EDUCATION(G)                  SINGAPORE                                    1,858,327     692,207  1,858,327     692,207
RATIONAL AG                           GERMANY                                          6,630     712,730      6,630     712,730
REED ELSEVIER PLC(A)                  NETHERLANDS               8,851     106,838                             8,851     106,838
REED ELSEVIER PLC(A)                  UNITED KINGDOM          100,988     819,805                           100,988     819,805
RENAULT SA(A)                         FRANCE                    4,281     166,824                             4,281     166,824
SEGA SAMMY HOLDINGS, INC.(A)          JAPAN                    26,550     295,721                            26,550     295,721
SEKISUI HOUSE, LTD.(A)                JAPAN                    67,500     654,726                            67,500     654,726
SONY CORP.(A)                         JAPAN                       979      25,679                               979      25,679
SUZUKI MOTOR CORP.(A)                 JAPAN                     6,063     135,457                             6,063     135,457
SWATCH GROUP AG(A)                    SWITZERLAND                 168      28,003                               168      28,003
TAYLOR WIMPEY PLC(C), (G)             UNITED KINGDOM                              10,550,065   5,520,137 10,550,065   5,520,137
TOYOTA MOTOR CORP.(A)                 JAPAN                    42,061   1,684,958                            42,061   1,684,958
VIVENDI(A),(G)                        FRANCE                   33,158     875,385                            33,158     875,385
WPP GROUP PLC(A)                      UNITED KINGDOM           23,223     173,896                            23,223     173,896
                                                                      -----------            -----------            -----------
                                                                       10,174,745             39,835,985             50,010,730
CONSUMER STAPLES                                     10.65%
DIAGEO PLC(A)                         UNITED KINGDOM           78,108   1,066,254                            78,108   1,066,254
BRITISH AMERICAN TOBACCO PLC(A)       UNITED KINGDOM           70,881   1,936,216                            70,881   1,936,216
IMPERIAL TOBACCO GROUP PLC(A)         UNITED KINGDOM           71,249   1,851,858                            71,249   1,851,858
TESCO PLC(A)                          UNITED KINGDOM          190,606   1,129,377                           190,606   1,129,377
DIAGEO PLC, ADR(G)                    UNITED KINGDOM                                  12,590     686,910     12,590     686,910
DR PEPPER SNAPPLE GROUP, INC.(C)      UNITED STATES            28,552     620,435                            28,552     620,435
CASINO GUICHARD-PERRACHON SA(A)       FRANCE                      712      51,963                               712      51,963
IMPERIAL TOBACCO GROUP PLC            UNITED KINGDOM                                  49,252   1,281,203     49,252   1,281,203
HENKEL AG & CO. KGAA(A)               GERMANY                     519      13,979                               519      13,979
GREENCORE GROUP PLC                   IRELAND                                      1,481,667   2,416,506  1,481,667   2,416,506
METRO AG(A)                           GERMANY                   9,949     536,221                             9,949     536,221
BEIERSDORF AG(A)                      GERMANY                     420      20,673                               420      20,673
KONINKLIJKE AHOLD(A)                  NETHERLANDS              12,503     151,623     98,700   1,202,717    111,203   1,354,340
CARREFOUR SA(A),(G)                   FRANCE                    2,717     121,715                             2,717     121,715
CSM(A)                                NETHERLANDS              16,540     242,316                            16,540     242,316
ASAHI BREWERIES                       JAPAN                                          180,600   2,495,153    180,600   2,495,153
HENGAN INTERNATIONAL GROUP            HONG KONG                                       69,815     318,810     69,815     318,810
KT&G CORP.(A)                         SOUTH KOREA               1,582      86,100                             1,582      86,100
FOSTER'S GROUP LTD.(A)                AUSTRALIA               110,901     435,569                           110,901     435,569
KAO CORP. (A)                         JAPAN                    33,500     737,819                            33,500     737,819
SHINSEGAE CO., LTD. (A)               SOUTH KOREA                 304     106,617                               304     106,617


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
                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
SHISEIDO CO., LTD. (A), (G)           JAPAN                    56,000     957,791                            56,000     957,791
WESFARMERS LTD. (A)                   AUSTRALIA                 4,315      74,101                             4,315      74,101
WOOLWORTHS(A)                         AUSTRALIA                 6,943     141,293     69,514   1,420,285     76,457   1,561,578
NESTLE SA(A)                          SWITZERLAND             100,062   3,636,102     59,250   2,157,463    159,312   5,793,565
HEINEKEN NV(A)                        NETHERLANDS              13,423     479,040                            13,423     479,040
TESCO PLC                             UNITED KINGDOM                                 242,811   1,442,892    242,811   1,442,892
UNILEVER NV(A)                        NETHERLANDS              86,745   2,079,749                            86,745   2,079,749
WILMAR INTERNATIONAL                  SINGAPORE                                      817,030   2,808,440    817,030   2,808,440
GROUPE DANONE(A), (G)                 FRANCE                   23,957   1,193,715                            23,957   1,193,715
RECKITT BENCKISER GROUP PLC(A)        UNITED KINGDOM           66,711   2,893,860     51,880   2,259,821    118,591   5,153,681
CADBURY PLC(A)                        UNITED KINGDOM           47,387     414,190                            47,387     414,190
MEIJI HOLDINGS(C), (G)                JAPAN                                           73,034   2,445,198     73,034   2,445,198
                                                                      -----------            -----------            -----------
                                                                       20,978,576             20,935,398             41,913,974
ENERGY                                                8.44%
BP PLC(A)                             UNITED KINGDOM          196,071   1,618,365                           196,071   1,618,365
BG GROUP PLC(A), (C)                  UNITED KINGDOM           80,000   1,466,089                            80,000   1,466,089
TALISMAN ENERGY, INC.                 CANADA                   14,298     231,937                            14,298     231,937
CANADIAN NATURAL RESOURCES LTD.       CANADA                    2,502     148,298                             2,502     148,298
PETRO-CANADA                          CANADA                    7,501     326,354                             7,501     326,354
ENCANA CORP.                          CANADA                   18,990   1,043,645                            18,990   1,043,645
SUNCOR ENERGY, INC.                   CANADA                    4,350     152,404                             4,350     152,404
LUKOIL,  SP ADR                       UNITED STATES             1,000      53,000                             1,000      53,000
OMV AG(A)                             AUSTRIA                   7,282     295,300                             7,282     295,300
SAIPEM SPA(A)                         ITALY                     8,702     222,227                             8,702     222,227
TECHNIP SA                            FRANCE                                          66,900   3,317,992     66,900   3,317,992
GAZPROM OAO, ADR                      RUSSIA                   21,782     502,510                            21,782     502,510
UKRNAFTA OIL CO.(C)                   UKRAINE                   3,099      56,993                             3,099      56,993
PETROCHINA CO., LTD., H SHARES(A)     CHINA                   260,000     299,509                           260,000     299,509
CHINA PETROLEUM & CHEMICAL CORP., H
   SHARES(A)                          CHINA                   350,000     285,391                           350,000     285,391
CHINA OILFIELD SERVICES               CHINA                                        1,562,920   1,728,049  1,562,920   1,728,049
WORLEYPARSONS                         AUSTRALIA                                       95,910   1,753,924     95,910   1,753,924
SANTOS LTD. (A)                       AUSTRALIA                66,951     786,423                            66,951     786,423
SASOL                                 SOUTH AFRICA                                    74,150   2,811,047     74,150   2,811,047
LUKOIL, SP ADR                        RUSSIA                    3,300     174,075                             3,300     174,075
WOODSIDE PETROLEUM LTD. (A)           AUSTRALIA                 7,257     253,185                             7,257     253,185
STATOILHYDRO ASA(A),(G)               NORWAY                   18,798     396,017                            18,798     396,017
ENI SPA(A)                            ITALY                    81,102   1,963,307                            81,102   1,963,307
PETROLEO BRASILEIRO SA, SP ADR        BRAZIL                   13,630     476,641                            13,630     476,641
BG GROUP PLC                          UNITED KINGDOM                                 183,007   3,362,640    183,007   3,362,640
CNOOC LTD. (A)                        HONG KONG                77,000     101,794                            77,000     101,794
THAI OIL PCL                          THAILAND                                     2,386,300   2,834,209  2,386,300   2,834,209
FUGRO NV                              NETHERLANDS                                     30,640   1,278,128     30,640   1,278,128
ROYAL DUTCH SHELL PLC, A SHARES       NETHERLANDS              29,919     803,637                            29,919     803,637
NOVATEK OAO, SP GDR                   RUSSIA                      150       7,890                               150       7,890


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

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
INPEX HOLDINGS, INC. (A)              JAPAN                        61     497,114                                61     497,114
TOTAL SA(A), (G)                      FRANCE                   45,950   2,659,762                            45,950   2,659,762
ROSNEFT OIL CO., GDR                  RUSSIA                   10,550      70,790                            10,550      70,790
CAIRN ENERGY PLC(C)                   UNITED KINGDOM                                  30,000   1,221,569     30,000   1,221,569
                                                                      -----------            -----------            -----------
                                                                       14,892,657             18,307,558             33,200,215
FINANCIALS                                           12.62%
BRITISH LAND CO. PLC, REIT(A)         UNITED KINGDOM           97,239     617,253                            97,239     617,253
AVIVA PLC(A)                          UNITED KINGDOM            2,119      11,699                             2,119      11,699
STANDARD CHARTERED PLC(A)             UNITED KINGDOM            7,310     149,298                             7,310     149,298
HSBC HOLDINGS PLC(A)                  UNITED KINGDOM          150,413   1,373,659                           150,413   1,373,659
LEGAL & GENERAL GROUP PLC(A)          UNITED KINGDOM           19,683      19,390                            19,683      19,390
PEARSON PLC(A)                        UNITED KINGDOM            9,908     104,858                             9,908     104,858
PRUDENTIAL PLC(A)                     UNITED KINGDOM           90,191     629,463                            90,191     629,463
OLD MUTUAL PLC(A)                     UNITED KINGDOM           22,547      26,880                            22,547      26,880
ROYAL BANK OF SCOTLAND GROUP PLC(A)   UNITED KINGDOM          395,932     248,182                           395,932     248,182
LLOYDS TSB GROUP PLC(A)               UNITED KINGDOM          444,821     496,153                           444,821     496,153
E-HOUSE CHINA HOLDINGS, ADR(C), (G)   CHINA                                          150,757   2,208,590    150,757   2,208,590
BANK OF IRELAND(C)                    IRELAND                                        475,770   1,128,236    475,770   1,128,236
BARCLAYS PLC(A)                       UNITED KINGDOM           53,380     257,334                            53,380     257,334
ICAP PLC                              UNITED KINGDOM                                 130,430     835,960    130,430     835,960
ASSICURAZIONI GENERALI SPA(A), (G)    ITALY                     5,060     113,155                             5,060     113,155
BANCA POPOLARE DI MILANO SCARL(A)     ITALY                     2,226      15,015                             2,226      15,015
INTESA SANPAOLO(A)                    ITALY                   197,957     716,110                           197,957     716,110
STANDARD CHARTERED PLC                UNITED KINGDOM                                  98,270   2,010,100     98,270   2,010,100
UNICREDIT SPA(A)                      ITALY                   116,483     306,286                           116,483     306,286
DNB ASA(A), (C)                       NORWAY                    4,845      40,649    158,600   1,327,471    163,445   1,368,120
KBC GROEP NV(A), (C)                  BELGIUM                   1,661      34,741     18,500     384,748     20,161     419,489
ICICI BANK LTD., SP ADR               INDIA                     4,788     149,098                             4,788     149,098
HANNOVER RUECKVERSICHERUNG AG(C)      GERMANY                                         64,500   2,432,765     64,500   2,432,765
KOMERCNI BANKA A/S(A)                 CZECH REPUBLIC            4,654     581,791                             4,654     581,791
MEDIOBANCA SPA(A)                     ITALY                     2,062      24,928                             2,062      24,928
DANSKE BANK A/S(A)                    DENMARK                   2,273      39,100                             2,273      39,100
NATIONAL BANK OF GREECE SA(A), (C)    GREECE                    1,067      29,532     28,177     770,023     29,244     799,555
SAMPO OYJ, A SHARES(A)                FINLAND                   1,119      21,138                             1,119      21,138
ALLIANZ SE(A)                         GERMANY                   2,543     250,692                             2,543     250,692
ERSTE GROUP BANK AG(A)                AUSTRIA                   1,721      41,838                             1,721      41,838
MUENCHENER RUECKVERSICHERUNG AG(A)    GERMANY                     943     132,312     16,100   2,273,852     17,043   2,406,164
NORDEA BANK AB(A)                     SWEDEN                    8,557      68,562                             8,557      68,562
BANCO BILBAO VIZCAYA ARGENTARIA SA    SPAIN                    29,589     364,956                            29,589     364,956
INVESTOR AB, CL B                     SWEDEN                                         159,645   2,504,184    159,645   2,504,184
SVENSKA HANDELSBANKEN AB,  A
   SHARES(A)                          SWEDEN                    1,216      23,755                             1,216      23,755
BANCO SANTANDER SA(A)                 SPAIN                   176,930   1,907,557                           176,930   1,907,557

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
TELEFONICA SA(A), (G)                 SPAIN                    69,502   1,501,359                            69,502   1,501,359
DEUTSCHE BANK AG(A), (G)              GERMANY                   5,009     336,985                             5,009     336,985
AEGON NV(A)                           NETHERLANDS              10,080      63,371                            10,080      63,371
SOCIETE GENERALE(A)                   FRANCE                    2,672     156,062                             2,672     156,062
ZURICH FINANCIAL SERVICES AG(A)       SWITZERLAND                 626     117,214                               626     117,214
MITSUBISHI UFJ FINANCIAL GROUP, ADR   JAPAN                                          185,000   1,172,900    185,000   1,172,900
HSBC HOLDINGS (HK) PLC(A)             UNITED KINGDOM            6,000      53,939                             6,000      53,939
CHEUNG KONG HOLDINGS LTD. (A)         CHINA                     6,000      74,399                             6,000      74,399
CHIBA BANK, LTD. (THE) (A)            JAPAN                    73,800     449,268                            73,800     449,268
CHINA OVERSEAS LAND & INVESTMENT      HONG KONG                                      569,098   1,218,424    569,098   1,218,424
DAIWA SECURITIES GROUP, INC. (A)      JAPAN                     1,700      10,723                             1,700      10,723
HONG KONG EXCHANGES AND CLEARING      HONG KONG                                       37,000     570,351     37,000     570,351
CAPITALAND LTD. (A)                   SINGAPORE               115,500     304,598                           115,500     304,598
MITSUBISHI UFJ FINANCIAL GROUP,
   INC. (A)                           JAPAN                   216,700   1,367,444                           216,700   1,367,444
SUMITOMO MITSUI FINANCIAL GROUP,
   INC(A), (G).                       JAPAN                    15,900     615,441                            15,900     615,441
MIZUHO FINANCIAL GROUP, INC. (A)      JAPAN                    19,200      46,185                            19,200      46,185
MITSUBISHI ESTATE CO., LTD. (A)       JAPAN                    98,000   1,616,026                            98,000   1,616,026
MIDLAND HOLDINGS                      HONG KONG                                      646,000     437,998    646,000     437,998
NOMURA HOLDINGS, INC. (A)             JAPAN                   136,838   1,033,790                           136,838   1,033,790
ORIX CORP. (A)                        JAPAN                       180      11,366                               180      11,366
AMP LTD. (A)                          AUSTRALIA               152,771     597,734                           152,771     597,734
CHINA LIFE INSURANCE CO. LTD., H
   SHARES(A)                          CHINA                    29,000     106,093                            29,000     106,093
T&D HOLDINGS, INC. (A)                JAPAN                    36,425   1,040,977                            36,425   1,040,977
SUMITOMO TRUST AND BANKING CO.,
   LTD. (A)                           JAPAN                     2,200      10,453                             2,200      10,453
SUN HUNG KAI PROPERTIES LTD. (A)      HONG KONG                22,000     274,846                            22,000     274,846
BANK OF YOKOHAMA LTD. (THE) (A)       JAPAN                    72,100     356,418                            72,100     356,418
DEUTSCHE BOERSE AG(A)                 GERMANY                   3,393     296,246                             3,393     296,246
UNIBAIL-RODAMCO(A)                    FRANCE                      858     138,088                               858     138,088
AXA SA(A)                             FRANCE                   21,922     410,522                            21,922     410,522
ING GROEP NV(A)                       NETHERLANDS              12,975     138,382                            12,975     138,382
CREDIT SUISSE GROUP AG(A)             SWITZERLAND              23,128   1,035,006                            23,128   1,035,006
SWISS RE(A)                           SWITZERLAND               3,392     110,925                             3,392     110,925
CREDIT AGRICOLE SA(A), (G)            FRANCE                   45,763     681,989                            45,763     681,989
FORTIS(A)                             BELGIUM                   7,669      29,422                             7,669      29,422
BNP PARIBAS(A)                        FRANCE                   25,859   1,797,820                            25,859   1,797,820
OTP BANK NYRT(A), (C)                 HUNGARY                  38,304     682,302                            38,304     682,302
UBI BANCA - UNIONE DI BANCHE ITALIANE
   SCPA(A)                            ITALY                     1,523      21,136                             1,523      21,136
LLOYDS BANKING GROUP PLC              UNITED KINGDOM                                 641,917     706,919    641,917     706,919
DEUTSCHE POSTBANK AG(A)               GERMANY                     663      15,557                               663      15,557
PING AN INSURANCE GROUP CO. OF CHINA
   LTD., H SHARES(A)                  CHINA                     6,000      41,787                             6,000      41,787

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
RAIFFEISEN BANK AVAL(C)               UKRAINE               1,024,439      50,904                         1,024,439      50,904
IG GROUP HOLDINGS PLC                 UNITED KINGDOM                                 204,470     751,847    204,470     751,847
ANGLO IRISH BANK PLC(B), (C), (I)     IRELAND                                        435,474           0    435,474           0
BANCO POPULAR ESPANOL SA(A)           SPAIN                     3,135      28,234                             3,135      28,234
CHINA CONSTRUCTION BANK CORP., H
   SHARES(A)                          CHINA                   190,000     123,991                           190,000     123,991
BANK OF CHINA LTD., H SHARES          CHINA                   167,000      75,198                           167,000      75,198
UBS AG(A)                             SWITZERLAND              22,708     343,311                            22,708     343,311
UKRSOTSBANK JSCB(C)                   UKRAINE               1,360,003      69,224                         1,360,003      69,224
INDUSTRIAL & COMMERCIAL BANK OF
   CHINA, H SHARES(A)                 CHINA                   184,000     116,280                           184,000     116,280
SISTEMA-HALS, GDR(C), (F)             RUSSIA                   13,205       7,772                            13,205       7,772
SONY FINANCIAL HOLDINGS, INC. (A)     JAPAN                       260     759,869                               260     759,869
SEVEN BANK                            JAPAN                                              247     642,788        247     642,788
MITSUI SUMITOMO INSURANCE GROUP
   HOLDINGS, INC. (A)                 JAPAN                    33,150     975,888                            33,150     975,888
KB FINANCIAL GROUP, INC. (A), (C)     SOUTH KOREA               6,270     203,350                             6,270     203,350
LLOYDS BANKING GROUP PLC(A), (C)      UNITED KINGDOM          276,366     132,086                           276,366     132,086
IRF EUROPEAN FINANCE INVESTMENTS(D)   GREECE                                         284,500     463,735    284,500     463,735
UBS AG(C), (G)                        SWITZERLAND                                     40,200     604,206     40,200     604,206
                                                                      -----------            -----------            -----------
                                                                       27,225,364             22,445,097             49,670,461
HEALTHCARE                                            6.69%
GLAXOSMITHKLINE PLC(A)                UNITED KINGDOM           12,042     202,975                            12,042     202,975
FRESENIUS SE(A)                       GERMANY                   1,972      95,154                             1,972      95,154
ICON PLC, ADR(C)                      IRELAND                                         26,570     463,381     26,570     463,381
MERCK KGAA(A)                         GERMANY                     264      25,421                               264      25,421
BAYER AG(A), (G)                      GERMANY                  35,541   2,023,775                            35,541   2,023,775
SANOFI-AVENTIS SA(A)                  FRANCE                    4,937     314,517                             4,937     314,517
CSL                                   AUSTRALIA                                       47,515   1,121,917     47,515   1,121,917
COCHLEAR                              AUSTRALIA                                       30,400   1,335,123     30,400   1,335,123
EISAI CO., LTD. (A)                   JAPAN                       765      26,162                               765      26,162
FISHER & PAYKEL HEALTHCARE            NEW ZEALAND                                    427,959     796,756    427,959     796,756
NOVO NORDISK A/S, ADR(G)              DENMARK                                         27,000   1,406,160     27,000   1,406,160
SHIONOGI                              JAPAN                                           38,000     748,911     38,000     748,911
TAKEDA PHARMACEUTICAL CO., LTD. (A)   JAPAN                       763      30,260                               763      30,260
ASTELLAS PHARMA, INC. (A)             JAPAN                    20,450     695,181                            20,450     695,181
NOVO NORDISK A/S, B SHARES(A)         DENMARK                   4,873     253,752                             4,873     253,752
NOVARTIS AG(A)                        SWITZERLAND              54,277   2,170,062                            54,277   2,170,062
ROCHE HOLDINGS AG(A)                  SWITZERLAND              21,808   2,975,952     26,014   3,561,954     47,822   6,537,906
SONOVA HOLDING AG                     SWITZERLAND                                     12,100     897,975     12,100     897,975
ESSILOR INTERNATIONAL SA(A), (G)      FRANCE                   12,817     590,455                            12,817     590,455
LONZA GROUP AG(G)                     SWITZERLAND                                      8,814     913,360      8,814     913,360
NOBEL BIOCARE HOLDING AG(A)           SWITZERLAND               1,082      25,104                             1,082      25,104
GETINGE AB, B SHARES(A)               SWEDEN                    3,468      46,713                             3,468      46,713
TEVA PHARMACEUTICAL INDUSTRIES,
   ADR(G)                             ISRAEL                                          49,104   2,276,461     49,104   2,276,461

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
GRIFOLS SA                            SPAIN                                           62,410   1,129,070     62,410   1,129,070
ALK-ABELLO A/S(A)                     DENMARK                     377      29,649                               377      29,649
ORION OYJ(C)                          FINLAND                   3,297      53,726                             3,297      53,726
ACTELION(C)                           SWITZERLAND                                     24,863   1,288,679     24,863   1,288,679
QIAGEN NV(C), (G)                     NETHERLANDS                                     46,872     824,947     46,872     824,947
                                                                      -----------            -----------            -----------
                                                                        9,558,858             16,764,694             26,323,552
INDUSTRIALS                                          13.41%
HAYS PLC(A)                           UNITED KINGDOM          520,726     699,788                           520,726     699,788
CANADIAN PACIFIC RAILWAY LTD.         CANADA                    1,183      48,111                             1,183      48,111
INTERTEK GROUP PLC                    UNITED KINGDOM                                  49,000     835,751     49,000     835,751
ROLLS-ROYCE GROUP PLC, C SHARES(A),
   (D)                                UNITED KINGDOM            8,945      47,609                             8,945      47,609
ABB, ADR                              SWITZERLAND                                    104,805   1,725,090    104,805   1,725,090
BOUYGUES SA(A)                        FRANCE                    1,362      56,054                             1,362      56,054
EUROPEAN AERONAUTIC DEFENCE AND SPACE
   CO. (A)                            NETHERLANDS                 573       9,399                               573       9,399
A P MOLLER - MAERSK A/S, B SHARES(A)  DENMARK                       4      24,869                                 4      24,869
FLUGHAFEN WIEN AG(A)                  AUSTRIA                   2,946     113,997                             2,946     113,997
DEUTSCHE POST AG(A)                   GERMANY                   3,709      51,308                             3,709      51,308
SCHNEIDER ELECTRIC SA(A), (G)         FRANCE                    1,210      91,030                             1,210      91,030
RANDSTAD HOLDING NV(A)                NETHERLANDS                 825      25,472                               825      25,472
TNT NV(A)                             NETHERLANDS               2,447      48,138                             2,447      48,138
MAN AG(A)                             GERMANY                   1,655     101,155                             1,655     101,155
SIEMENS AG(A)                         GERMANY                  16,610   1,213,180                            16,610   1,213,180
TREVI FINANZIARIA SPA                 ITALY                                          265,841   3,151,337    265,841   3,151,337
FLUGHAFEN ZUERICH AG(A)               SWITZERLAND                 461     107,987                               461     107,987
VESTAS WIND SYSTEMS A/S(A), (C)       DENMARK                     354      25,904     34,134   2,514,691     34,488   2,540,595
KONINKLIJKE (ROYAL) PHILIPS
   ELECTRONICS NV(A)                  NETHERLANDS              38,321     722,235                            38,321     722,235
CENTRAL JAPAN RAILWAY CO. (A)         JAPAN                         7      44,861                                 7      44,861
BEIJING CAPITAL INTERNATIONAL AIRPORT
   CO., LTD. (A)                      CHINA                    94,158      74,783                            94,158      74,783
DAIKIN INDUSTRIES, LTD. (A)           JAPAN                       896      27,698                               896      27,698
EAST JAPAN RAILWAY CO. (A)            JAPAN                     9,254     552,801                             9,254     552,801
FANUC LTD. (A)                        JAPAN                     1,806     145,946      9,066     732,292     10,872     878,238
CHINA MERCHANTS HOLDINGS
   INTERNATIONAL CO., LTD. (A)        HONG KONG                35,292     108,741                            35,292     108,741
HYUNDAI HEAVY INDUSTRIES, CO. LTD.
   (A)                                SOUTH KOREA                 712     123,254                               712     123,254
HUTCHISON WHAMPOA LTD. (A)            HONG KONG                32,000     225,049                            32,000     225,049
IINO KAIUN KAISHA                     JAPAN                                          422,000   2,491,058    422,000   2,491,058
ITOCHU CORP. (A)                      JAPAN                    25,000     181,686                            25,000     181,686
KOMATSU LTD. (A)                      JAPAN                    12,686     185,296                            12,686     185,296
KUBOTA CORP. (A)                      JAPAN                     2,449      18,197                             2,449      18,197
KURITA WATER INDUSTRIES(G)            JAPAN                                           43,434   1,200,368     43,434   1,200,368
MITSUBISHI CORP. (A), (G)             JAPAN                    16,569     314,443     62,894   1,198,502     79,463   1,512,945
MITSUBISHI ELECTRIC CORP. (A)         JAPAN                    53,565     311,775                            53,565     311,775

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
MITSUBISHI HEAVY INDUSTRIES LTD. (A)  JAPAN                    97,000     350,263                            97,000     350,263
MITSUI & CO., LTD. (A)                JAPAN                    25,232     320,401                            25,232     320,401
NGK INSULATORS LTD. (A)               JAPAN                     4,000      71,570                             4,000      71,570
NIPPON YUSEN KABUSHIKI(G)             JAPAN                                          447,000   2,147,878    447,000   2,147,878
FRAPORT AG FRANKFURT AIRPORT SERVICES
   WORLDWIDE(A), (G)                  GERMANY                  14,165     581,123                            14,165     581,123
ABB LTD. (A)                          SWITZERLAND              81,580   1,344,546                            81,580   1,344,546
ADECCO SA(A)                          SWITZERLAND                 536      23,388                               536      23,388
SKANSKA AB,  B SHARES(A)              SWEDEN                    2,069      22,862                             2,069      22,862
COMPAGNIE DE SAINT-GOBAIN(A)          FRANCE                    1,739      63,455                             1,739      63,455
ATLANTIA SPA(A)                       ITALY                     1,118      23,684                             1,118      23,684
ULTRA ELECTRONICS HOLDINGS            UNITED KINGDOM                                  36,300     647,632     36,300     647,632
GAMESA CORP. TECNOLOGICA, SA(A)       SPAIN                       760      17,111                               760      17,111
CAMILLO EITZEN(C), (G)                NORWAY                                         184,997     280,185    184,997     280,185
G4S PLC(A)                            UNITED KINGDOM           91,064     311,860                            91,064     311,860
G4S PLC(A)                            UNITED KINGDOM           57,982     196,240                            57,982     196,240
KONE OYJ, CL B(A)                     FINLAND                   1,040      31,591    115,700   3,530,392    116,740   3,561,983
CARGOTEC, CL B                        FINLAND                                        114,400   1,914,215    114,400   1,914,215
ALSTOM SA(A)                          FRANCE                    4,303     273,338                             4,303     273,338
YIT OYJ(G)                            FINLAND                                        284,799   3,023,134    284,799   3,023,134
KONECRANES OYJ                        FINLAND                                        113,200   2,723,026    113,200   2,723,026
LEGRAND SA(A)                         FRANCE                   35,510     752,115                            35,510     752,115
AEROPORTS DE PARIS(A)                 FRANCE                    2,354     171,549                             2,354     171,549
DEMAG CRANES AG                       GERMANY                                         40,400     992,242     40,400     992,242
VALLOUREC(A), (G)                     FRANCE                    5,179     654,398                             5,179     654,398
BRAMBLES LTD. (A)                     AUSTRALIA               164,168     779,527                           164,168     779,527
ZHUZHOU CSR TIMES ELECTRIC            CHINA                                          497,000     729,926    497,000     729,926
AB SKF, B SHARES(A), (G)              SWEDEN                    7,474      88,755                             7,474      88,755
ATLAS COPCO AB, A SHARES(A)           SWEDEN                    6,702      67,878                             6,702      67,878
VOLVO AB, B SHARES(A)                 SWEDEN                    6,408      41,370                             6,408      41,370
SANDVIK AB(A)                         SWEDEN                   17,845     147,550                            17,845     147,550
ORKLA ASA(A)                          NORWAY                    9,929      81,494                             9,929      81,494
ANDRITZ AG                            AUSTRIA                                         67,700   2,756,029     67,700   2,756,029
SMITHS GROUP PLC(A)                   UNITED KINGDOM           47,452     559,216                            47,452     559,216
VINCI SA(A), (G)                      FRANCE                   15,477     745,167                            15,477     745,167
CHINA HIGH SPEED TRANSMISSION
   EQUIPMENT GROUP                    CHINA                                          814,105   1,735,538    814,105   1,735,538
TOGNUM AG                             GERMANY                                        167,600   2,554,539    167,600   2,554,539
CAPITA GROUP PLC(A)                   UNITED KINGDOM           22,941     266,129    106,311   1,234,988    129,252   1,501,117
ROLLS-ROYCE GROUP PLC(A), (C)         UNITED KINGDOM          767,481       1,240                           767,481       1,240
WOLSELEY PLC(A)                       UNITED KINGDOM           57,280     971,833                            57,280     971,833
                                                                      -----------            -----------            -----------
                                                                       14,660,419             38,118,813             52,779,232
INFORMATION TECHNOLOGY                                6.37%
AUTONOMY PLC(C)                       UNITED KINGDOM                                 104,210   2,609,301    104,210   2,609,301
ARM HOLDINGS PLC, ADR                 UNITED KINGDOM                                 150,300     790,578    150,300     790,578

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
INFOSYS TECHNOLOGIES, ADR             INDIA                                           19,100     660,478     19,100     660,478
SAP AG(A)                             GERMANY                   3,599     154,939                             3,599     154,939
NOKIA OYJ(A), (G)                     FINLAND                  68,583   1,050,438                            68,583   1,050,438
CANON, INC. (A)                       JAPAN                     2,757      91,533                             2,757      91,533
HOYA CORP. (A)                        JAPAN                    28,250     591,828                            28,250     591,828
KEYENCE CORP. (A)                     JAPAN                     4,660     972,806                             4,660     972,806
KYOCERA CORP. (A)                     JAPAN                       290      22,977                               290      22,977
HTC                                   TAIWAN                                          53,449     872,557     53,449     872,557
NHN CORP. (A), (C)                    SOUTH KOREA                 170      27,093                               170      27,093
NINTENDO CO., LTD. (A)                JAPAN                     3,281     891,360      8,715   2,351,828     11,996   3,243,188
NIDEC CORP. (A)                       JAPAN                     1,900     109,259                             1,900     109,259
KAKAKU.COM                            JAPAN                                              195     725,200        195     725,200
RICOH CO., LTD. (A)                   JAPAN                     3,550      49,143                             3,550      49,143
SAMSUNG ELECTRONICS CO., LTD. (A)     SOUTH KOREA               1,821     816,495      6,700   2,996,023      8,521   3,812,518
OPERA SOFTWARE ASA(C)                 NORWAY                                         195,000     849,600    195,000     849,600
TEMENOS GROUP AG(C), (G)              SWITZERLAND                                    122,160   1,918,373    122,160   1,918,373
WIRECARD AG(C), (G)                   GERMANY                                        150,526   1,380,017    150,526   1,380,017
RESEARCH IN MOTION LTD.(C)            CANADA                      831      65,350                               831      65,350
SAP AG, ADR(G)                        GERMANY                                         33,656   1,458,988     33,656   1,458,988
TAIWAN SEMICONDUCTOR MANUFACTURING
   CO. LTD., SP ADR                   TAIWAN                   95,071   1,040,077                            95,071   1,040,077
UNITED MICROELECTRONICS CORP., SP ADR TAIWAN                    7,554      24,173                             7,554      24,173
TENCENT HOLDINGS                      CHINA                                          228,204   2,562,979    228,204   2,562,979
                                                                      -----------            -----------            -----------
                                                                        5,907,471             19,175,922             25,083,393
MATERIALS                                            13.95%
VALE SA, ADR                          BRAZIL                                         100,453   1,923,675    100,453   1,923,675
BHP BILLITON PLC(A)                   UNITED KINGDOM          120,545   2,887,831                           120,545   2,887,831
CRH PLC, EU(A)                        IRELAND                  43,802   1,021,834                            43,802   1,021,834
RIO TINTO PLC(A)                      UNITED KINGDOM           19,658     890,591                            19,658     890,591
CRH PLC                               IRELAND                                        139,107   3,250,043    139,107   3,250,043
BARRICK GOLD CORP.                    CANADA                    3,679     139,409                             3,679     139,409
CEMEX SAB DE CV                       MEXICO                   47,011      45,648                            47,011      45,648
METHANEX                              CANADA                                         264,700   3,166,459    264,700   3,166,459
GOLDCORP, INC.                        CANADA                    3,534     139,677                             3,534     139,677
POTASH CORP. OF SASKATCHEWAN, INC.    CANADA                    7,392     852,442                             7,392     852,442
MINING AND METALLURGICAL CO. NORILISK
   NICKEL, ADR                        RUSSIA                       74         841                                74         841
LONMIN PLC(A)                         UNITED KINGDOM           10,555     244,978                            10,555     244,978
XSTRATA PLC(A)                        UNITED KINGDOM           68,042     775,930                            68,042     775,930
CRH PLC, US(A)                        IRELAND                  36,443     863,145                            36,443     863,145
SYNGENTA AG(A)                        SWITZERLAND               2,380     579,399                             2,380     579,399
LAFARGE SA(A)                         FRANCE                      724      49,711                               724      49,711
MINING AND METALLURIGICAL CO. NORILSK
   NICKEL                             RUSSIA                   11,750     133,597                            11,750     133,597

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
SOLVAY SA(A)                          BELGIUM                     154      14,114     27,899   2,564,309     28,053   2,578,423
UPM-KYMMENE OYJ(A)                    FINLAND                   4,359      40,868                             4,359      40,868
STORA ENSO OYJ, R SHARES(A)           FINLAND                   4,451      26,706                             4,451      26,706
BASF SE(A)                            GERMANY                   1,861      78,590     65,000   2,756,623     66,861   2,835,213
LIHIR GOLD, ADR(C), (G)               AUSTRALIA                                       21,400     553,190     21,400     553,190
AKZO NOBEL NV(A)                      NETHERLANDS              16,443     766,359                            16,443     766,359
LINDE AG(A)                           GERMANY                   5,812     485,511                             5,812     485,511
K+S AG(A), (G)                        GERMANY                     695      51,750     24,506   1,836,313     25,201   1,888,063
GIVAUDAN SA(A)                        SWITZERLAND                  74      48,577                                74      48,577
METOREX(C)                            SOUTH AFRICA                                 1,170,651     325,600  1,170,651     325,600
RIO TINTO LTD. (A), (G)               AUSTRALIA                13,018     679,767                            13,018     679,767
OZ MINERALS LTD. (A)                  AUSTRALIA               648,240     455,086                           648,240     455,086
ORICA LTD. (A)                        AUSTRALIA                11,982     193,844                            11,982     193,844
JSR CORP. (A)                         JAPAN                    22,150     331,549                            22,150     331,549
KURARAY                               JAPAN                                           69,927     699,961     69,927     699,961
JFE HOLDINGS, INC. (A)                JAPAN                     1,600      53,674                             1,600      53,674
MARUICHI STEEL TUBE(G)                JAPAN                                           28,100     537,325     28,100     537,325
TAIYO NIPPON SANSO CORP. (A)          JAPAN                   105,029     902,961                           105,029     902,961
NITTO DENKO CORP.(A)                  JAPAN                    13,100     367,770                            13,100     367,770
PALADIN ENERGY LTD. (A), (C)          AUSTRALIA                90,467     367,350                            90,467     367,350
POSCO(A)                              SOUTH KOREA                 780     261,470                               780     261,470
ZIJIN MINING GROUP, CL H              CHINA                                        3,080,857   2,814,567  3,080,857   2,814,567
SHIN-ETSU CHEMICAL CO., LTD. (A)      JAPAN                       637      33,422                               637      33,422
SHOWA DENKO KK                        JAPAN                                        1,404,000   2,089,604  1,404,000   2,089,604
SUMITOMO METAL INDUSTRIES LTD. (A)    JAPAN                   195,000     529,260                           195,000     529,260
TORAY INDUSTRIES, INC. (A)            JAPAN                    61,000     302,479                            61,000     302,479
POSCO, ADR                            SOUTH KOREA               1,493     125,248                             1,493     125,248
HOLCIM LTD. (A)                       SWITZERLAND               1,405      74,676                             1,405      74,676
YARA INTERNATIONAL ASA(A)             NORWAY                      807      26,603                               807      26,603
SYNGENTA AG, ADR(G)                   SWITZERLAND                                     57,692   2,815,370     57,692   2,815,370
BHP BILLITON, ADR(G)                  AUSTRALIA                                      113,587   6,388,133    113,587   6,388,133
VALE SA, SP ADR(G)                    BRAZIL                   20,001     383,019                            20,001     383,019
IMERYS SA(C), (G)                     FRANCE                                          27,613   1,182,440     27,613   1,182,440
ARCELORMITTAL                         FRANCE                   15,725     523,963                            15,725     523,963
KINROSS GOLD CORP.                    CANADA                   16,763     336,412                            16,763     336,412
WACKER CHEMIE AG(A)                   GERMANY                     242      30,293                               242      30,293
SSAB SVENSKT STAL AB, SER A(A), (G)   SWEDEN                   19,869     267,646                            19,869     267,646
IMPALA PLATINUM HOLDINGS LTD(A)       SOUTH AFRICA              1,164      28,293                             1,164      28,293
SMURFIT KAPPA GROUP PLC               IRELAND                                        919,900   5,224,386    919,900   5,224,386
SVENSKA CELLULOSA AB (SCA), B
   SHARES(A)                          SWEDEN                    8,483      98,159                             8,483      98,159
ANGLO AMERICAN PLC(A)                 UNITED KINGDOM            8,497     248,712                             8,497     248,712
                                                                      -----------            -----------            -----------
                                                                       16,759,164             38,127,998             54,887,162
TELECOMMUNICATION SERVICES                            3.70%
AMERICA MOVIL SAB DE CV, ADR, SER L   MEXICO                   11,606     444,858                            11,606     444,858

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
CABLE & WIRELESS PLC                  UNITED KINGDOM                                 478,000   1,045,550    478,000   1,045,550
BT GROUP PLC(A)                       UNITED KINGDOM           16,864      24,119                            16,864      24,119
TELEKOM AUSTRIA AG(A), (G)            AUSTRIA                  29,374     453,684                            29,374     453,684
TELENOR ASA(A)                        NORWAY                    1,901      16,074                             1,901      16,074
HELLENIC TELECOM ORGANIZATION SA(A)   GREECE                    9,219     149,865                             9,219     149,865
FRANCE TELECOM SA(A)                  FRANCE                   29,261     715,475                            29,261     715,475
SWISSCOM AG(A)                        SWITZERLAND                 170      50,281                               170      50,281
DEUTSCHE TELEKOM AG(A)                GERMANY                   6,206      71,374                             6,206      71,374
ROYAL KPN NV(A)                       NETHERLANDS              14,614     192,261                            14,614     192,261
TELIASONERA AB(A)                     SWEDEN                    4,576      23,596                             4,576      23,596
CHINA MOBILE LTD. (A)                 HONG KONG                46,598     456,562                            46,598     456,562
TELSTRA CORP., LTD. (A)               AUSTRALIA               122,681     305,928                           122,681     305,928
NTT DOCOMO, INC. (A)                  JAPAN                       393     587,487                               393     587,487
SK TELECOM CO., LTD. (A)              SOUTH KOREA                 941     132,318     22,200   3,110,185     23,141   3,242,503
KDDI CORP. (A)                        JAPAN                         9      47,113        419   2,198,549        428   2,245,662
KT CORP. (A)                          SOUTH KOREA                 730      19,778                               730      19,778
CHINA TELECOM CORP., LTD., H
   SHARES(A)                          CHINA                    60,000      28,489                            60,000      28,489
MTN GROUP LTD. (A)                    SOUTH AFRICA             28,095     409,697     54,935     800,524     83,030   1,210,221
NIPPON TELEGRAPH & TELEPHONE
   CORP. (A)                          JAPAN                       500      20,784                               500      20,784
VIMPEL-COMMUNICATIONS, SP ADR         RUSSIA                    2,031      26,525                             2,031      26,525
TELECOM ITALIA SPA(A)                 ITALY                    46,197      65,130                            46,197      65,130
SK TELECOM CO., LTD., ADR             SOUTH KOREA               4,061      63,880                             4,061      63,880
UKRTELECOM                            UKRAINE               5,189,396     273,014                         5,189,396     273,014
SINGAPORE TELECOMMUNICATIONS
   LTD. (A), (G)                      SINGAPORE               133,000     278,220                           133,000     278,220
VODAFONE GROUP PLC(A)                 UNITED KINGDOM        1,362,252   2,563,604                         1,362,252   2,563,604
                                                                      -----------            -----------            -----------
                                                                        7,420,116              7,154,808             14,574,924
TELECOMMUNICATIONS                                    0.19%
JUPITER TELECOMMUNICATIONS(G)         JAPAN                                            1,030     756,435      1,030     756,435
                                                                                             -----------            -----------
                                                                                                 756,435                756,435
UTILITIES                                             4.06%
SCOTTISH & SOUTHERN ENERGY PLC(A)     UNITED KINGDOM           40,488     764,646                            40,488     764,646
VEOLIA ENVIORNNEMENT(A)               FRANCE                   27,659     817,295                            27,659     817,295
ENERGIAS DE PORTUGAL, SA(A)           PORTUGAL                  7,014      28,199                             7,014      28,199
RWE AG(A)                             GERMANY                   9,201     765,166                             9,201     765,166
E.ON AG(A)                            GERMANY                  50,268   1,777,352                            50,268   1,777,352
FORTUM OYJ(A)                         FINLAND                     403       9,901                               403       9,901
RED ELECTRICA SA(G)                   SPAIN                                           42,860   2,012,416     42,860   2,012,416
KANSAI ELECTRIC POWER(G)              JAPAN                                          103,000   2,247,676    103,000   2,247,676
KOREA ELECTRIC POWER CORP. (A)        SOUTH KOREA               1,040      23,708                             1,040      23,708
TOKYO ELECTRIC POWER                  JAPAN                                           89,100   2,242,657     89,100   2,242,657
ENEL SPA(A)                           ITALY                    20,475     122,166                            20,475     122,166
SCOTTISH & SOUTHERN ENERGY PLC        UNITED KINGDOM                                  76,060   1,439,861     76,060   1,439,861

                                                                 SELLING FUND         ACQUIRING FUND
                                                                     PNC                 ALLEGIANT
                                                             INTERNATIONAL EQUITY  INTERNATIONAL EQUITY
                                                                     FUND                  FUND            PRO FORMA COMBINED
                                                      % OF  --------------------- ---------------------- ----------------------
                                                       NET   SHARES /    MARKET    SHARES /     MARKET    SHARES /     MARKET
                                                     ASSETS PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)      VALUE
                                                     ------ --------- ----------- ---------- ----------- ---------- -----------
NATIONAL GRID PLC(A)                  UNITED KINGDOM          105,583   1,023,189                           105,583   1,023,189
GDF SUEZ(A), (G)                      FRANCE                   19,622     773,576                            19,622     773,576
ELECTRICITE DE FRANCE(A), (G)         FRANCE                   22,692   1,189,791                            22,692   1,189,791
SECOND WHOLESALE POWER MARKET
   GENERATING CO. (THE), GDR(C), (E)  RUSSIA                    6,500      11,193                             6,500      11,193
IBERDROLA SA(A)                       SPAIN                    60,574     518,604                            60,574     518,604
IBERDROLA RENOVABLES SA(A), (C)       SPAIN                     6,011      29,798                             6,011      29,798
KUZBASSENERGO OJSC, SP GDR(C), (E)    RUSSIA                    1,807       4,066                             1,807       4,066
MOSENERGO, SP GDR(C), (E)             RUSSIA                    8,723      25,995                             8,723      25,995
FIRST POWER GENERATING CO., SP
   GDR(C), (E)                        RUSSIA                   25,012      12,506                            25,012      12,506
INTER RAO UES OAO, SP GDR(C), (E)     RUSSIA                    5,434      30,430                             5,434      30,430
TERRITORIAL GENERATING CO. 14, SP
   GDR(C), (E)                        RUSSIA                      416       1,248                               416       1,248
TGK-4, SP GDR(C), (E)                 RUSSIA                    4,121       7,212                             4,121       7,212
TGK-1 OAO, SP GDR(C), (E)             RUSSIA                    9,932      11,422                             9,932      11,422
VOLGA TERRITORIAL GENERATION CO., SP
   GDR(C), (E)                        RUSSIA                    4,342       8,489                             4,342       8,489
TGK-9, SP GDR(C), (E)                 RUSSIA                    4,368       7,862                             4,368       7,862
YENISEI TERRITORIAL GENERATION CO.
   OJSC, SP GDR(C), (E)               RUSSIA                    4,472       3,086                             4,472       3,086
TGK-2, SP GDR(C), (E)                 RUSSIA                    1,677       3,857                             1,677       3,857
EDP RENOVAVEIS SA(A), (C)             SPAIN                     3,499      37,113                             3,499      37,113
RAO ENERGY SYSTEM OF EAST OAO(C), (D) RUSSIA                1,300,000       5,070                         1,300,000       5,070
SIXTH WHOLESALE POWER MARKET
GENERATING CO. (THE), SP GDR(C), (E)  RUSSIA                    7,579      13,248                             7,579      13,248
                                                                      -----------            -----------            -----------
                                                                        8,026,188              7,942,610             15,968,798
FOREIGN RIGHTS                                        0.07%
LLOYDS BANKING GROUP PLC(B)           UNITED KINGDOM                                 398,823      24,616    398,823      24,616
IMERYS SA(B), (C)                     FRANCE                                           5,523     243,628      5,523     243,628
                                                                                             -----------            -----------
                                                                                                 268,244                268,244

WARRANTS                                              0.00%
UBI BANCA UNIONE DI BANCHE ITALIANE,
   SCPA                               Italy                     1,523           0                             1,523           0
                                                                      -----------                                   -----------
                                                                                0                                             0
FOREIGN EQUITY CERTIFICATES                           0.82%
INFORMATION TECHNOLOGY                                0.33%
EDUCOMP SOLUTIONS (INDIA), ISSUED BY
   ABN AMRO, EXPIRES 08/31/17(E)      INDIA                                           21,781   1,297,276     21,781   1,297,276
                                                                                             -----------            -----------
                                                                                               1,297,276              1,297,276
TELECOMMUNICATION SERVICES                            0.48%
BHARTI AIRTEL (INDIA), ISSUED BY ABN
   AMRO,{BR}EXPIRES 12/15/16(E)       INDIA                                          108,753   1,880,339    108,753   1,880,339
                                                                                             -----------            -----------
                                                                                               1,880,339              1,880,339
UTILITIES
UNIFIED ENERGY SYSTEM, ISSUED BY
   DEUTSCHE BANK AG LONDON-OGK4,
   EXPIRES 12/31/09(A), (E)           RUSSIA                       13      51,380                                13      51,380
UNIFIED ENERGY SYSTEM, ISSUED BY
   DEUTSCHE BANK AG LONDON-TGK11,
   EXPIRES 12/31/09(A), (E)           RUSSIA                       13       4,021                                13       4,021
                                                                      -----------                                   -----------
                                                                           55,401                                        55,401
EXCHANGE TRADED FUNDS                                 1.18%
ISHARES MSCI BRAZIL INDEX FUND        BRAZIL                   13,260     731,687                            13,260     731,687
ISHARES MSCI INDIA                    INDIA                   224,800   1,254,384                           224,800   1,254,384
ISHARES MSCI TAIWAN INDEX FUND        TAIWAN                   64,214     724,334                            64,214     724,334
TOPIX ETF(A)                          JAPAN                   200,860   1,950,343                           200,860   1,950,343
                                                                      -----------                                   -----------
                                                                        4,660,748                                     4,660,748
PREFERRED STOCKS
VOLKSWAGEN AG(A)                      GERMANY         0.24%       286      20,461                               286     20,461
PETROLEO BRASILEIRO SA                BRAZIL                   14,091     246,356                            14,091     246,356
GERDAU SA                             BRAZIL                    4,481      46,914                             4,481      46,914
SILVINIT                              RUSSIA                      304      60,800                               304      60,800
USINAS SIDERURGICAS DE MINAS GERAIS
   SA, A SHARES                       BRAZIL                    2,461      48,780                             2,461      48,780
VALE SA, SP ADR                       BRAZIL                   31,714     514,718                            31,714     514,718
                                                                      -----------                                   -----------
                                                                          938,029                                       938,029
REPURCHASE AGREEMENTS                                 1.06%
BANK OF AMERICA SECURITIES, LLC
   (AGREEMENT DATED 5/29/09 TO BE
   REPURCHASED AT $342,004,
   COLLATERALIZED BY $330,000 (VALUE
   $349,676) U.S. GOVERNMENT AGENCY
   OBLIGATIONS, INTEREST RATES 3.63%
   - 4.14%, DUE 8/15/11 - 9/27/13)    UNITED STATES               342     342,000                               342     342,000
WACHOVIA SECURITIES                   UNITED STATES             3,833   3,833,000                             3,833   3,833,000
                                                                      -----------                                   -----------
                                                                        4,175,000                                     4,175,000

RIGHTS                                                0.01%
CASINO GUICHARD PERRACHON SA(A)       FRANCE                      712       2,689                                         2,689
LONMIN PLC                            UNITED KINGDOM            2,345      19,160                                        19,160
                                                                      -----------            -----------            -----------
                                                                           21,849                                        21,849
CLOSED-END INVESTMENT COMPANY                         0.02%
MACQUARIE AIRPORTS(A)                 AUSTRALIA                42,867      72,279                            42,867      72,279
                                                                      -----------            -----------            -----------
                                                                           72,279                                        72,279
AFFILIATED MONEY MARKET FUND                          4.21%
ALLEGIANT ADVANTAGE INSTITUTIONAL
   MONEY MARKET FUND CLS I                                                        16,588,761  16,588,762 16,588,762  16,588,762
                                                                      -----------            -----------            -----------
                                                                                              16,588,762             16,588,762
TOTAL INVESTMENT AT MARKET BEFORE
   COLLATERAL FOR LOANED SECURITIES
   - 100.40%                                                          145,526,864            249,599,939            395,126,803
                                                                      -----------            -----------            -----------
TOTAL INVESTMENT AT COST BEFORE
   COLLATERAL FOR LOANED SECURITIES                                   127,176,831            306,558,949            433,735,779
                                                                      -----------            -----------            -----------
SHORT TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES -
   13.43%
AFFILIATED MONEY MARKET FUND(J)                       10.01%
INSTITUTIONAL MONEYMARKET TRUST                                                   37,359,769  39,407,761 37,359,769  39,407,761
                                                                      -----------            -----------            -----------
                                                                                              39,407,761             39,407,761
ASSET-BACKED SECURITIES                               0.42%
ATLANTIC EAST FUNDING
   0.66875% 3/25/2010                                                   1,638,144                                     1,638,144
                                                                      -----------            -----------            -----------
                                                                        1,638,144                                     1,638,144
REPURCHASE AGREEMENT                                  3.00%
BARCLAY'S CAPITAL MARKETS REPURCHASE
   AGREEMENT
(0.16% AGREEMENT DATED 05/29/09, DUE
06/01/09, REPURCHASE PRICE $11,794
COLLATERALIZED BY U.S. TREASURY NOTE
0.875 DUE 01/31/11, TOTAL  MARKET
VALUE $11,984)                                                         11,794,393                                    11,794,393
                                                                      -----------            -----------            -----------
                                                                       11,794,393                                    11,794,393
Total Short Term Investment Held as
   Collateral for Loan Securities at
   Market Value                                                        13,432,537             39,407,761             52,840,298
Total Short Term Investment Held as
   Collateral for Loan Securities at
   Cost                                                                14,701,300             39,407,761             54,109,061
                                                                      -----------            -----------            -----------
Total Investment at Market                           113.83%          158,959,401            289,007,700            447,967,101
                                                                      -----------            -----------            -----------
Total Investment at Cost(h)                                           141,878,131            345,966,710            487,844,841
                                                                      -----------            -----------            -----------

(a) PNC security was fair valued in accordance with procedures adopted by the Fund's Board of Directors.

(b) Allegiant security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees

(c)  Non-income producing security.

(d) Illiquid restricted security. These securities represent for PNC International Equity Fund $96,799 or 0.1% of net assets and Allegiant International Equity Fund $463,735 or 0.02%. The total value for the combined Proforma is $560,534 or 0.1% of net assets as of May 31, 2009.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the PNC Funds Board of Directors, has deemed these securities to be illiquid. These securities represent $196,015 or 0.1% of net assets for PNC International Equity Fund and $3,177,615 or 1.3% of net assets for the Allegiant International Equity Fund. The total value for the combined Proforma is $3,373,630 or 0.9% of net assets as of May 31, 2009.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Adviser, using procedures adopted by the PNC Funds Board of Directors, has deemed these securities to be liquid. These securities represent $7,772 or less than 0.1% of net assets for the PNC International Fund. The combined Proforma represent $7,772 or less than 0.1% of net asset as of May 31, 2009.

(g) A portion or all the amounts are temporarily on loan to an unaffiliated broker/dealer. The total value of securities on loan for PNC International Equity is $14,002,409 and Allegiant International Equity Fund is $40,307,549. The total value of the combined Proforma is $54,309,958 as May 31, 2009.

(h) The PNC International Equity Fund aggregate cost for Federal income tax purposes is $151,161,172. The Allegiant International Equity Fund aggregate cost for Federal income tax purposes is $346,050,611. The combined Proforma aggregate cost for Federal income tax purposes is $497,211,783.

Gross unrealized appreciation:
PNC International Equity Fund:                $ 27,716,560
Allegiant International Equity Fund:            23,032,968
                                              ------------
Combined Proforma:                            $ 50,749,528
Gross unrealized depreciation
PNC International Equity Fund:                $(19,918,331)
Allegiant International Equity Fund:           (80,075,880)
                                              ------------
Combined Proforma:                            $(99,994,211)
Net unrealized appreciation/(depreciation):
PNC International Equity Fund:                $  7,798,229
Allegiant International Equity Fund:           (57,042,911)
                                              ------------
Combined Proforma:                            $(49,244,682)

(i)  Value is less than $500.

ADR -- American Depository Receipt
Cl  -- Class
PLC -- Public Limited Company

   SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                    Acquiring Fund
                                                  Selling Fund        Allegiant
                                                PNC International    International    Pro Forma
                                                  Equity Fund        Equity Fund      Combined
                                                  Market Value       Market Value    Market Value
                                                -----------------   --------------   ------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
Level 1 - Quoted Prices                              8,470,912         91,238,852      99,709,764
Level 2 - Other Significant Observable Inputs      148,850,345        197,500,606     346,350,951
Level 3 - Significant Unobservable Inputs            1,638,144            268,242       1,906,386
                                                   -----------        -----------     -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES            158,959,401        289,007,700     447,967,101
                                                   -----------        -----------     -----------
ASSETS - OTHER ASSETS*
VALUATION INPUTS
Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs              163,467                            163,467
                                                   -----------                        -----------
TOTAL ASSETS - OTHER ASSETS*                           163,467                            163,467
                                                   -----------                        -----------
OTHER FINANCIAL INSTRUMENTS**
VALUATION INPUTS
Level 1 - Quoted Prices                                                   757,327         757,327
Level 2 - Other Significant Observable Inputs         (242,500)                          (242,500)
Level 3 - Significant Unobservable Inputs
                                                   -----------                        -----------
TOTAL ASSETS - OTHER ASSETS*                          (242,500)           757,327         514,827
                                                   -----------        -----------     -----------

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

                                          Market Value   Market Value   Market Value
                                          ------------   ------------   ------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
BALANCE AS OF MAY 31, 2008                    715,676                       715,676
Accrued discount/premiums                      66,077                        66,077
Realized gain (loss)                            5,373                         5,373
Changed in unrealized appreciation
   (depreciation)                          (1,268,763)    (6,276,419)    (7,545,182)
Net Purchases (Sales)                        (592,305)     2,352,978      1,760,673
Transfers in and/ or out of Level 3         2,712,086      4,191,683      6,903,769
                                           ----------     ----------     ----------
TOTAL ASSETS - INVESTMENT IN SECURITIES     1,638,144        268,242      1,906,386
                                           ----------     ----------     ----------

                                                                    Acquiring Fund
                                                  Selling Fund        Allegiant
                                                PNC International    International    Pro Forma
                                                  Equity Fund        Equity Fund      Combined
                                                  Market Value       Market Value    Market Value
                                                -----------------   --------------   ------------
ASSETS - OTHER ASSETS*
VALUATION INPUTS
BALANCE AS OF MAY 31, 2008
Net increase                                         163,467                            163,467
TOTAL ASSETS - INVESTMENT IN SECURITIES              163,467                            163,467

*    Represent receivable for securities lending collateral shortfall.

** Other financial instruments include open forward foreign currency contracts, spot contracts and futures contracts.

ALLEGIANT FUTURES CONTRACTS:

                               NUMBER OF   NOTIONAL COST   EXPIRATION    UNREALIZED
       DESCRIPTION             CONTRACTS      AMOUNT          DATE      APPRECIATION
----------------------------   ---------   -------------   ----------   ------------
       DJ Euro Stoxx 50            78        2,395,068     06/22/2009       612,632
       NIKKEI 225                  21        1,916,275     06/12/2009       144,695
                                             ---------                    ---------
                                             4,311,343                    4,311,343
                                             =========                    =========

CASH IN THE AMOUNT OF $340,076 IS HELD BY THE BROKER AS COLLATERAL TO COVER INITIAL MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED BY THE FUND.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A summary of forward foreign currency contracts in International Equity Fund which were outstanding at May 31, 2009, is as follows:

                                                    Unrealized
                                                   Appreciation/
Delivery Dates        Sell             Buy        (Depreciation)
--------------   --------------   -------------   --------------
06/15/2009        USD   755,504   AUD   994,018     $  39,612
06/15/2009        USD 2,009,640   EUR 1,479,547        81,746
06/15/2009        USD   498,633   SGD   730,257         6,926
06/17/2009        USD 1,500,706   CAD 1,815,829       162,729
06/17/2009        USD   683,085   GBP   429,295        10,742
07/14/2009        CZK   788,479   USD    42,969         1,642
10/14/2009        USD    42,969   CZK   791,487         1,623
10/14/2009        CZK   791,487   USD    35,146         6,200
10/20/2009        PLN 2,026,454   USD   646,294        16,489
10/27/2009        USD    48,521   CZK 1,092,699         8,546
11/19/2009        PLN 3,302,758   USD 1,052,134        27,575
                                                    ---------
                                                    $ 363,830
                                                    ---------
06/08/2009        USD   908,506   JPY85,764,812        (8,265)
06/15/2009        GBP 2,160,000   USD 3,263,777      (227,242)
06/17/2009        HUF38,087,349   USD    83,997        (4,893)
07/14/2009        USD    41,619   CZK   788,479          (292)
10/20/2009        USD   753,537   PLN 2,026,454      (123,732)
10/27/2009        USD   163,467   CZK 3,024,204        (5,705)
10/27/2009        CZK14,050,200   USD   707,172       (26,617)
11/19/2009        USD 1,221,847   PLN 3,302,758      (197,288)
                                                    ---------
                                                    $(594,034)
                                                    ---------

Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CZK Czech Republic Koruna
EUR Euro Dollar
GBP Great Britain Pound Sterling
HUF Hungary Forint
JPY Japanese Yen
PLN Poland Zlotych
SGD Singapore Dollar
USD U.S. Dollar

Country diversification Proforma as of May 31, 2009

SELLING FUND                                          ACQUIRING FUND
PNC INTERNATIONAL EQUITY FUND                         ALLEGIANT INTERNATIONAL EQUITY FUND    COMBINED PRO FORMA
----------------------------------------------------  -------------------------------------  -------------------------------------
                                  MARKET    % OF NET                     MARKET    % OF NET                     MARKET    % OF NET
COUNTRY                           VALUE      ASSETS       COUNTRY        VALUE      ASSETS       COUNTRY        VALUE      ASSETS
-------                        -----------  --------  --------------  -----------  --------  --------------  -----------  --------
Australia                        5,730,685     3.95%  Australia        12,572,572     5.06%  Australia        18,303,257    4.68%
Austria                            904,819     0.62%  Austria           2,756,029     1.11%  Austria           3,660,848    0.93%
Belgium                             78,277     0.05%  Belgium           2,949,057     1.19%  Belgium           3,027,334    0.77%
Brazil                           2,448,115     1.69%  Brazil            1,923,675     0.77%  Brazil            4,371,790    1.11%
Canada                           3,484,039     2.40%  Canada            3,166,459     1.27%  Canada            6,650,498    1.69%
China                            1,225,920     0.85%  China            13,403,249     5.39%  China            14,629,169    3.72%
Czech Republic                     581,791     0.40%  Czech Republic           --     0.00%  Czech Republic      581,791    0.15%
Denmark                            373,274     0.26%  Denmark           3,920,851     1.58%  Denmark           4,294,125    1.09%
Finland                          1,234,368     0.85%  Finland          11,190,767     4.50%  Finland          12,425,135    3.16%
France                          15,935,949    10.99%  France            9,221,560     3.71%  France           25,157,509    6.39%
Germany                          9,800,619     6.76%  Germany          17,565,645     7.07%  Germany          27,366,264    6.95%
Greece                             547,874     0.38%  Greece            1,233,758     0.50%  Greece            1,781,632    0.45%
Hong Kong                        1,711,081     1.18%  Hong Kong         3,144,350     1.26%  Hong Kong         4,855,431    1.23%
Hungary                            682,302     0.47%  Hungary                  --     0.00%  Hungary             682,302    0.17%
India                            1,403,482     0.97%  India             3,838,094     1.54%  India             5,241,576    1.33%
Ireland                          1,884,979     1.30%  Ireland          12,482,552     5.02%  Ireland          14,367,531    3.65%
Israel                                  --     0.00%  Israel            2,276,461     0.92%  Israel            2,276,461    0.58%
Italy                            3,593,144     2.48%  Italy             3,151,337     1.27%  Italy             6,744,481    1.71%
Japan                           25,713,324    17.73%  Japan            32,244,800    12.97%  Japan            57,958,124   14.73%
Luxembourg                         523,963     0.36%  Luxembourg               --     0.00%  Luxembourg          523,963    0.13%
Mexico                             490,506     0.34%  Mexico                   --     0.00%  Mexico              490,506    0.12%
Netherlands                      5,828,820     4.02%  Netherlands       3,305,793     1.33%  Netherlands       9,134,613    2.32%
New Zealand                             --     0.00%  New Zealand         796,756     0.32%  New Zealand         796,756    0.20%
Norway                             560,837     0.39%  Norway            2,457,255     0.99%  Norway            3,018,092    0.77%
Portugal                            28,199     0.02%  Portugal                 --     0.00%  Portugal             28,199    0.01%
Russia                           1,185,885     0.82%  Russia                   --     0.00%  Russia            1,185,885    0.30%
Singapore                          582,818     0.40%  Singapore         3,500,647     1.41%  Singapore         4,083,465    1.04%
South Africa                       437,990     0.30%  South Africa      3,937,172     1.58%  South Africa      4,375,162    1.11%
South Korea                      2,258,087     1.56%  South Korea       6,106,208     2.46%  South Korea       8,364,295    2.13%
Spain                            4,497,749     3.10%  Spain             3,141,485     1.26%  Spain             7,639,234    1.94%
Sweden                           1,288,691     0.89%  Sweden            7,468,805     3.00%  Sweden            8,757,496    2.22%
Switzerland                     12,670,533     8.74%  Switzerland      15,882,469     6.39%  Switzerland      28,553,002    7.25%
Taiwan                           1,788,584     1.23%  Taiwan              872,557     0.35%  Taiwan            2,661,141    0.68%
Thailand                                       0.00%  Thailand          2,834,209     1.14%  Thailand          2,834,209    0.72%

SELLING FUND                                          ACQUIRING FUND
PNC INTERNATIONAL EQUITY FUND                         ALLEGIANT INTERNATIONAL EQUITY FUND    COMBINED PRO FORMA
----------------------------------------------------  -------------------------------------  -------------------------------------
                                  MARKET    % OF NET                     MARKET    % OF NET                     MARKET    % OF NET
COUNTRY                           VALUE      ASSETS       COUNTRY        VALUE      ASSETS       COUNTRY        VALUE      ASSETS
-------                        -----------  --------  --------------  -----------  --------  --------------  -----------  --------
Ukraine                            450,135     0.31%  Ukraine                         0.00%  Ukraine             450,135    0.11%
United Kingdom                  30,751,590    21.21%  United Kingdom   45,666,605    18.37%  United Kingdom   76,418,195   19.42%
United States                    4,848,435     3.34%  United States                   0.00%  United States     4,848,435    1.23%

Total Foreign Common Stocks
   and Equity Certificates     145,526,864   100.36%                  233,011,177    93.73%                  378,538,041   96.19%
Affiliated Money Market Fund                   0.00%                   16,588,762     6.67%                   16,588,762    4.21%
Total Investments Before
   Collateral for Loaned
   Securities                  145,526,864   100.36%                  249,599,939   100.40%                  395,126,803  100.40%
Short Term Investment Held as
   Collateral for Loaned
   Securities                   13,432,537     9.27%                   39,407,761    15.85%                   52,840,298   13.43%
Total Investments After
   Collateral for Loaned
   Securities                  158,959,401   109.63%                  289,007,700   116.25%                  447,967,101  113.83%

                         PNC LIMITED MATURITY BOND FUND
                         ALLEGIANT LIMITED MATURITY FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                             SELLING FUND          ACQUIRING FUND
                                                         PNC LIMITED MATURITY    ALLEGIANT LIMITED
                                                               BOND FUND         MATURITY BOND FUND     PRO FORMA COMBINED
                                                         --------------------  ---------------------  ---------------------
                                               % OF NET   SHARES /    MARKET    SHARES /    MARKET     SHARES /    MARKET
                                                ASSETS   PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)     VALUE
                                               --------  ---------  ---------  ---------  ----------  ---------  ----------
U.S. GOVERNMENT AGENCY
   MORTGAGE BACKED
   OBLIGATIONS                                  10.87%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                                   3.14%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION              2.125%  23-MAR-12                                    5,250     5,315,704    5,250     5,315,704
FEDERAL HOME LOAN MORTGAGE
   CORPORATION              5.000%  01-OCT-09                                      402       405,171      402       405,171
FEDERAL HOME LOAN MORTGAGE
   CORPORATION              5.500%  01-FEB-10                                      123       126,790      123       126,790
FEDERAL HOME LOAN MORTGAGE
   CORPORATION              5.500%  01-JUN-10                                      201       206,343      201       206,343
FEDERAL HOME LOAN MORTGAGE
   CORPORATION              6.000%  01-MAY-21                                    1,774     1,882,197    1,774     1,882,197
                                                                                          ----------             ----------
                                                                                           7,936,205              7,936,205
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                                   7.73%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              2.000%  09-JAN-12                                    2,500     2,534,253    2,500     2,534,253
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              4.500%  01-APR-14                                      408       419,663      408       419,663
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              5.000%  01-NOV-12                                      590       605,448      590       605,448
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              5.000%  01-JUN-18                                    1,106     1,153,644    1,106     1,153,644
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              5.000%  01-DEC-21                                    1,812     1,890,650    1,812     1,890,650
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              5.500%  01-OCT-09                                      138       139,808      138       139,808
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              5.500%  01-SEP-17                                    1,340     1,407,878    1,340     1,407,878
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              5.500%  01-NOV-18                                    1,072     1,126,136    1,072     1,126,136
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION              6.000%  01-SEP-16                                      535       562,317      535       562,317
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           3.939%  01-AUG-33                                    1,183     1,202,972    1,183     1,202,972
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           4.402%  01-NOV-32                                      101       102,414      101       102,414
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           4.827%  01-JUL-34                                      967       989,688      967       989,688
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           4.880%  01-APR-35                                    2,075     2,144,183    2,075     2,144,183
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           4.915%  01-JAN-36                                    2,260     2,329,664    2,260     2,329,664
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           5.046%  01-OCT-33                                      584       599,544      584       599,544
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           5.192%  01-DEC-34                                      776       803,338      776       803,338
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(B)           5.543%  01-SEP-36                                    1,470     1,536,912    1,470     1,536,912
                                                                                          ----------             ----------
                                                                                          19,548,512             19,548,512
CORPORATE BONDS                                 29.34%
AEROSPACE & DEFENSE                              0.25%
BOEING CO.                  5.000%  15-MAR-14                500      528,790                             500       528,790
                                                                    ---------                                    ----------
AUTOMOTIVE                                       0.25%
DAIMLER FINANCE NORTH
   AMERICA LLC              7.750%  18-JAN-11                                      100       104,210      100       104,210
PACCAR, INC.                6.875%  15-FEB-14                225      245,649                             225       245,649
PACCAR, INC.                6.375%  15-FEB-12                                      280       288,987      280       288,987
                                                                    ---------             ----------             ----------
                                                                      245,649                393,197                638,846
CABLE                                            1.24%

                                                             SELLING FUND          ACQUIRING FUND
                                                         PNC LIMITED MATURITY    ALLEGIANT LIMITED
                                                               BOND FUND         MATURITY BOND FUND     PRO FORMA COMBINED
                                                         --------------------  ---------------------  ---------------------
                                               % OF NET   SHARES /    MARKET    SHARES /    MARKET     SHARES /    MARKET
                                                ASSETS   PAR (000)    VALUE    PAR (000)     VALUE    PAR (000)     VALUE
                                               --------  ---------  ---------  ---------  ----------  ---------  ----------
COMCAST CABLE
   COMMUNICATIONS
   HOLDINGS, INC.           8.375%  15-MAR-13                500      557,400                             500       557,400
COMCAST                     5.500%  15-MAR-11                                      680       711,290      680       711,290
WALT DISNEY CO. (THE)       4.700%  01-DEC-12              1,000    1,053,570                           1,000     1,053,570
TIME WARNER CABLE,, INC.    5.400%  02-JUL-12                                      360       366,844      360       366,844
TIME WARNER CABLE, INC.     8.250%  14-FEB-14                400      445,764                             400       445,764
                                                                    ---------             ----------             ----------
                                                                    2,056,734              1,078,134              3,134,868
CHEMICALS                                        0.40%
E.I. DU PONT DE NEMOURS
   AND CO.                  4.750%  15-MAR-15              1,000    1,015,719                           1,000     1,015,719
                                                                    ---------                                    ----------
                                                                    1,015,719                                     1,015,719
ENERGY                                           1.68%
BP CAPITAL MARKETS PLC      3.125%  10-MAR-12                                      460       468,963      460       468,963
CONOCOPHILLIPS (A)          4.750%  01-FEB-14              1,000    1,039,968                           1,000     1,039,968
DEVON ENERGY CORP.          5.630%  15-JAN-14                275      288,628                             275       288,628
HESS CORP.                  7.000%  15-FEB-14                500      532,219                             500       532,219
HUSKY ENERGY, INC.          5.900%  15-JUN-14                525      537,281                             525       537,281
PROGRESS ENERGY, INC.       6.050%  15-MAR-14                450      467,844                             450       467,844
SHELL INTERNATIONAL
   FINANCE                  4.000%  21-MAR-14                500      517,130                             500       517,130
XTO ENERGY                  5.000%  01-AUG-10                                      405       408,528      405       408,528
                                                                    ---------             ----------             ----------
                                                                    3,383,070                877,491              4,260,561
FINANCIALS                                      14.15%
AMERICAN EXPRESS BANK
   (MTN)(B)                 0.369%  26-APR-10                                      425       416,576      425       416,576
AMERICAN EXPRESS CO.        7.250%  20-MAY-14                550      562,076                             550       562,076
AMERICAN EXPRESS CREDIT
   CO.                      7.300%  20-AUG-13              1,000    1,013,204                           1,000     1,013,204
ASSOCIATES OF NORTH
   AMERICA                  8.550%  15-JUL-09                                    1,250     1,252,460    1,250     1,252,460
BB&T CORP.                  5.700%  30-APR-14              1,000      998,848                           1,000       998,848
BP CAPITAL MARKETS PLC      3.125%  10-MAR-12                325      331,552                             325       331,552
BANK OF AMERICA CORP.       6.250%  15-APR-12                                    1,485     1,476,105    1,485     1,476,105
BANK OF AMERICA CORP.       4.250%  01-OCT-10              1,000      993,088                           1,000       993,088
BANK OF AMERICA CORP.
   (MTN)(A)                 3.125%  15-JUN-12                                    1,465     1,519,744    1,465     1,519,744
BANK OF NEW YORK MELLON     4.300%  15-MAY-14                445      447,507                             445       447,507
BANK ONE                    5.900%  15-NOV-11                                    1,645     1,711,479    1,645     1,711,479
CAPITAL ONE FINANCIAL
   CO.(B)                   1.573%  10-SEP-09                350      342,972                             350       342,972
CATERPILLAR FINANCIAL
   SERVICES CORP.           4.700%  15-MAR-12              1,300    1,296,123                           1,300     1,296,123
CATERPILLAR FINANCIAL
   SERVICES CORP. (MTN)(B)  1.976%  24-JUN-11                                      840       803,797      840       803,797
CITIGROUP, INC.             5.100%  29-SEP-11              1,000      987,836                           1,000       987,836
JOHN DEERE CAPITAL CORP.
   (MTN)(B)                 1.326%  19-AUG-10                                      765       756,323      765       756,323
JOHN DEERE CAPITAL CORP.    5.250%  01-OCT-12                725      761,860                             725       761,860
JOHN DEERE CAPITAL
   CORP.(A)                 2.875%  19-JUN-12                                      325       335,058      325       335,058
GENERAL ELECTRIC CAPITAL
   CORP.                    5.900%  13-MAY-14              1,000    1,008,715                           1,000     1,008,715
GENERAL ELECTRIC CAPITAL
   CORP.                    5.875%  15-FEB-12              1,400    1,439,486                           1,400     1,439,486
GENERAL ELECTRIC CAPITAL
   CORP. (MTN)              6.000%  15-JUN-12                                    1,515     1,581,296    1,515     1,581,296
GOLDMAN SACHS GROUP, INC.   6.875%  15-JAN-11              1,500    1,582,860                           1,500     1,582,860
GOLDMAN SACHS GROUP
   INC.(B)                  1.532%  28-JUN-10                                      545       539,815      545       539,815
GOLDMAN SACHS GROUP INC.    5.450%  01-NOV-12                                      480       491,796      480       491,796
GOLDMAN SACHS GROUP
   INC.(A)                  1.625%  15-JUL-11                                      645       649,279      645       649,279

                                                                SELLING FUND            ACQUIRING FUND
                                                            PNC LIMITED MATURITY       ALLEGIANT LIMITED
                                                                  BOND FUND           MATURITY BOND FUND       PRO FORMA COMBINED
                                                           ----------------------  -----------------------  -----------------------
                                                 % OF NET   SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                  ASSETS   PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                 --------  ---------  -----------  ----------  -----------  ----------  -----------
HSBC FINANCE                  8.000%  15-JUL-10                                         1,500    1,537,626       1,500    1,537,626
IBM CORP.                     4.375%  01-JUN-09                2,300    2,300,000                                2,300    2,300,000
JPMORGAN CHASE (A)            2.125%  22-JUN-12                                           815      822,170         815      822,170
MERRILL LYNCH & CO. (B)       1.501%  05-JUN-12                1,075      938,909                                1,075      938,909
MERRILL LYNCH & CO. (MTN)     6.050%  15-AUG-12                                           725      704,718         725      704,718
MORGAN STANLEY                6.750%  15-APR-11                  885      922,076         865      900,844       1,750    1,822,920
BANK OF AMERICA CORP.         9.375%  15-SEP-09                  500      505,008                                  500      505,008
SLM CORP.                     4.000%  15-JAN-10                  675      648,094                                  675      648,094
TOYOTA MOTOR CREDIT (MTN)
   (B)                        4.649%  09-JAN-12                                           600      613,675         600      613,675
WACHOVIA CORP.                5.500%  01-MAY-13                  875      892,239                                  875      892,239
WACHOVIA CORP.                5.300%  15-OCT-11                                         1,650    1,703,732       1,650    1,703,732
                                                                      -----------              -----------              -----------
                                                                       17,972,453               17,816,493               35,788,946
FOOD, BEVERAGE & TOBACCO                            1.12%
DR PEPPER SNAPPLE GROUP,
   INC.                       6.120%  01-MAY-13                  180      184,181                                  180      184,181
GENERAL MILLS                 6.000%  15-FEB-12                                           565      606,908         565      606,908
KROGER CO.                    7.500%  15-JAN-14                  925    1,037,206                                  925    1,037,206
PEPSICO, INC.                 4.650%  15-FEB-13                  950    1,001,385                                  950    1,001,385
                                                                      -----------              -----------              -----------
                                                                        2,222,772                  606,908                2,829,680
HEALTHCARE                                          1.27%
AVON PRODUCTS, INC.           5.620%  01-MAR-14                  485      513,882                                  485      513,882
ELI LILLY & CO.               4.200%  06-MAR-14                  200      205,701                                  200      205,701
NOVARTIS CAPITAL CORP.        4.125%  10-FEB-14                  400      409,954                                  400      409,954
PFIZER, INC.                  4.450%  15-MAR-12                  450      477,198         625      662,341       1,075    1,139,539
PROCTER & GAMBLE CO.          4.600%  15-JAN-14                  890      938,663                                  890      938,663
                                                                      -----------              -----------              -----------
                                                                        2,545,398                  662,341                3,207,739
INDUSTRIAL                                          0.03%
3M EMPLOYEE STOCK OWNERSHIP
   (D)                        5.620%  15-JUL-09                   86       86,688                                   86       86,688
                                                                      -----------                                       -----------
                                                                           86,688                                            86,688
INSURANCE                                           0.75%
ALLSTATE CORP.                6.200%  16-MAY-14                  330      342,429                                  330      342,429
BERKSHIRE HATHAWAY FINANCE
   (D)                        4.000%  15-APR-12                                           645      674,457         645      674,457
PRINCIPAL LIFE INCOME
   FUNDING TRUSTS (MTN)       5.150%  17-JUN-11                                           900      913,670         900      913,670
                                                                      -----------              -----------              -----------
                                                                          342,429                1,588,127                1,930,556
REAL ESTATE INVESTMENT
   TRUSTS                                           0.16%
LIBERTY PROPERTY LP           7.250%  15-MAR-11                                           402      394,912         402      394,912
                                                                                               -----------              -----------
                                                                                                   394,912                  394,912
RETAIL                                              1.44%
CVS CAREMARK (B)              2.793%  10-SEP-10                                           510      508,029         510      508,029
HOME DEPOT, INC.              3.750%  15-SEP-09                1,500    1,504,371                                1,500    1,504,371
HOME DEPOT INC. (A)           5.200%  01-MAR-11                                           475      490,828         475      490,828
NORDSTROM, INC.               6.750%  01-JUN-14                  445      448,395                                  445      448,395
WHIRLPOOL CORP. (B)           1.820%  15-JUN-09                  300      299,996                                  300      299,996

                                                                SELLING FUND            ACQUIRING FUND
                                                            PNC LIMITED MATURITY       ALLEGIANT LIMITED
                                                                  BOND FUND           MATURITY BOND FUND       PRO FORMA COMBINED
                                                           ----------------------  -----------------------  -----------------------
                                                 % OF NET   SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                  ASSETS   PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                 --------  ---------  -----------  ----------  -----------  ----------  -----------
WHIRLPOOL CORP.               8.000%  01-MAY-12                  400      407,916                                  400      407,916
                                                                      -----------              -----------              -----------
                                                                        2,660,678                  998,857                3,659,535
TELECOMMUNICATION                                   1.41%
AT&T, INC.                    7.300%  15-NOV-11                                           813      896,325         813      896,325
BRITISH TELECOMMUNICATIONS
   PLC                        8.625%  15-DEC-10                                           540      573,088         540      573,088
AT&T, INC. (A)                5.300%  15-NOV-10                1,000    1,039,499                                1,000    1,039,499
VERIZON NEW ENGLAND           6.500%  15-SEP-11                                           665      711,650         665      711,650
VERIZON WIRELESS CAPITAL
   LLC (D)                    5.250%  01-FEB-12                                           325      342,235         325      342,235
                                                                      -----------              -----------              -----------
                                                                        1,039,499                2,523,298                3,562,797
TRANSPORTATION                                      0.44%
FEDEX                         5.500%  15-AUG-09                                           603      606,864         603      606,864
UNITED PARCEL SERVICE, INC.   3.880%  01-APR-14                  500      507,684                                  500      507,684
                                                                      -----------              -----------              -----------
                                                                          507,684                  606,864                1,114,548
U.S. GOVERNMENT AGENCY
   BACKED TEMPORARY
   LIQUIDITY GUARANTEE
   PROGRAM                                          3.67%
BANK OF AMERICA CORP.         3.125%  15-JUN-12                1,500    1,557,179                                1,500    1,557,179
JOHN DEERE CAPITAL CORP.      2.875%  19-JUN-12                  825      851,153                                  825      851,153
GENERAL ELECTRIC CAPITAL
   (TLGP) (FDIC) (A)          3.000%  09-DEC-11                1,325    1,372,456       1,450    1,501,023       2,775    2,873,479
HSBC USA (TLGP) (FDIC) (A)    3.125%  16-DEC-11                                         1,725    1,793,163       1,725    1,793,163
JPMORGAN CHASE & CO.,
   (FDIC) (A)                 3.130%  01-DEC-11                1,125    1,166,792                                1,125    1,166,792
KEYBANK NATIONAL ASSOCIATION  3.200%  15-JUN-12                1,000    1,038,220                                1,000    1,038,220
                                                                      ------------                                      ------------
                                                                        5,985,800                3,294,186                9,279,986
UTILITIES                                           1.08%
CAROLINA POWER & LIGHT        6.500%  15-JUL-12                                           370      392,620         370      392,620
DOMINION RESOURCES            5.125%  15-DEC-09                                           550      558,971         550      558,971
MIDAMERICAN FUNDING LLC       6.750%  01-MAR-11                                           600      636,065         600      636,065
CONSOLIDATED EDISON CO. OF
   NEW YORK (A)               5.550%  01-APR-14                  490      524,058                                  490      524,058
XCEL ENERGY                   7.000%  01-DEC-10                                           588      612,621         588      612,621
                                                                      -----------              -----------              -----------
                                                                          524,058                2,200,277                2,724,335
ASSET-BACKED SECURITIES                            13.57%
AUTOMOTIVE                                          7.35%
CNH EQUIPMENT TRUST,
   2009-A, CLASS A2           4.060%  17-OCT-11                  550      559,090                                  550      559,090
CNH EQUIPMENT TRUST,
   2007-C, CLASS A3A          5.210%  15-DEC-11                  892      904,115                                  892      904,115
CAPITAL AUTO RECEIVABLES
   ASSET TRUST, }SERIES
   2008-2, CL A3A             4.680%  15-OCT-12                                         1,250    1,273,993       1,250    1,273,993
CARMAX AUTO OWNER TRUST,
   SERIES 2005-2, CL A4       4.340%  15-SEP-10                                           788      795,132         788      795,132
DAIMLERCHRYSLER AUTO TRUST,
   }SERIES 2005-B, CL A4      4.200%  08-JUL-10                                           456      456,281         456      456,281
FORD CREDIT AUTO OWNER
   TRUST, }SERIES 2007-B,
   CL A3A                     5.150%  15-NOV-11                                         2,195    2,253,768       2,195    2,253,768
FORD CREDIT AUTO OWNER
   TRUST, }SERIES 2007-A,
   CL A3A                     5.400%  15-AUG-11                                           842      862,901         842      862,901
HONDA AUTO RECEIVABLES
   OWNER TRUST, SERIES
   2008-1, CL A3              4.470%  18-JAN-12                                         1,840    1,898,641       1,840    1,898,641

                                                                SELLING FUND            ACQUIRING FUND
                                                            PNC LIMITED MATURITY       ALLEGIANT LIMITED
                                                                  BOND FUND           MATURITY BOND FUND       PRO FORMA COMBINED
                                                           ----------------------  -----------------------  -----------------------
                                                 % OF NET   SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                  ASSETS   PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                 --------  ---------  -----------  ----------  -----------  ----------  -----------
JOHN DEERE OWNER TRUST,
   2007-A, CLASS A3           5.040%  15-JUL-11                  488      491,984                                  488      491,984
NISSAN AUTO RECEIVABLES
   OWNER TRUST, SERIES
   2007-B, CL A4              5.160%  17-MAR-14                                         2,150    2,249,971       2,150    2,249,971
NISSAN AUTO RECEIVABLES
   OWNER TRUST, 2009-A,
   CLASS A3                   3.200%  15-FEB-13                  650      658,965                                  650      658,965
NISSAN AUTO LEASE TRUST,
   2008-A, CLASS A2A          4.270%  15-DEC-10                  375      371,989                                  375      371,989
USAA AUTO OWNER TRUST,
   SERIES 2007-1, CL A3       5.430%  17-OCT-11                                         1,375    1,401,614       1,375    1,401,614
USAA AUTO OWNER TRUST,
   SERIES 2007-2, CL A3       4.900%  15-FEB-12                                         1,694    1,726,791       1,694    1,726,791
VOLKSWAGEN AUTO LEASE
   TRUST, 2009-A, CLASS A2    2.870%  15-JUL-11                  500      501,996                                  500      501,996
WFS FINANCIAL OWNER TRUST,
   SERIES 2005-3, CL A4       4.390%  17-MAY-13                                           550      552,783         550      552,783
USAA AUTO OWNER TRUST,
   2006-4, CLASS A4           4.980%  15-OCT-12                1,400    1,453,114                                1,400    1,453,114
WORLD OMNI AUTO RECEIVABLES
   TRUST, SERIES 2006-B, CL
   A3                         5.150%  15-NOV-10                                           172      172,190         172      172,190
                                                                      -----------              -----------              -----------
                                                                        4,941,253               13,644,065               18,585,318
CREDIT CARDS                                        3.92%
CHASE ISSUANCE TRUST,
   SERIES 2007-A15, CL A      4.960%  17-SEP-12                                         2,220    2,304,156       2,220    2,304,156
CITIBANK CREDIT CARD
   ISSUANCE TRUST, SERIES
   2007-A5, CL A5             5.500%  22-JUN-12                                         3,100    3,213,125       3,100    3,213,125
COMMERCIAL MORTGAGE
   PASS-THRU-CERTIFICATE,
   2006-C8, CLASS A2B         5.250%  10-DEC-46                1,500    1,321,810                                1,500    1,321,810
MBNA CREDIT CARD MASTER
   NOTE TRUST, SERIES
   2005-A6, CL A6             4.500%  15-JAN-13                                         2,975    3,061,707       2,975    3,061,707
                                                                      -----------              -----------              -----------
                                                                        1,321,810                8,578,988                9,900,798
MORTGAGE RELATED                                    1.54%
BEAR STEARNS, SERIES
   1999-2, CL AF2 (E)         8.299%  25-OCT-29                                           188      129,045         188      129,045
CITIGROUP DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, 2007-CD4, CLASS
   A2B                        5.205%  11-DEC-49                2,000    1,814,280                                2,000    1,814,280
CHASE FUNDING MORTGAGE LOAN
   ASSET-BACKED
   CERTIFICATES, SERIES
   2004-1, CL 1A4             4.111%  25-AUG-30                                           552      449,259         552      449,259
CHASE FUNDING MORTGAGE LOAN
   ASSET-BACKED
   CERTIFICATES, SERIES
   2002-2, CL 1A6             5.214%  25-AUG-13                                         1,628    1,442,161       1,628    1,442,161
GE CAPITAL MORTGAGE
   SERVICES,{BR}SERIES
   1999-HE1, CL A7            6.265%  25-APR-29                                            74       65,326          74       65,326
                                                                      -----------              -----------              -----------
                                                                        1,814,280                2,085,791                3,900,071
UTILITIES                                           0.76%
AEP TEXAS CENTRAL
   TRANSITION FUNDING,
   CLASS A1                   4.980%  01-JAN-10                  769      779,055                                  769      779,055
DETROIT EDISON
   SECURITIZATION FUNDING
   LLC, SERIES 2001-1, CL A4  6.190%  01-MAR-13                                         1,100    1,149,874       1,100    1,149,874
                                                                      -----------              -----------              -----------
                                                                          779,055                1,149,874                1,928,929
FOREIGN BONDS                                       1.63%
EKSPORTFINANS                 5.125%  26-OCT-11                1,000    1,061,694                                1,000    1,061,694
EUROPEAN INVESTMENT BANK      4.625%  21-MAR-12                1,000    1,073,088                                1,000    1,073,088
HUTCHISON WHAMPOA
   INTERNATIONAL (D)          5.450%  24-NOV-10                1,500    1,559,621                                1,500    1,559,621
VEDANTA RESOURCES PLC (D)     8.750%  15-JAN-14                  450      438,750                                  450      438,750

                                                                SELLING FUND            ACQUIRING FUND
                                                            PNC LIMITED MATURITY       ALLEGIANT LIMITED
                                                                  BOND FUND           MATURITY BOND FUND       PRO FORMA COMBINED
                                                           ----------------------  -----------------------  -----------------------
                                                 % OF NET   SHARES /     MARKET     SHARES /      MARKET     SHARES /     MARKET
                                                  ASSETS   PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                 --------  ---------  -----------  ----------  -----------  ----------  -----------
                                                                        4,133,153                                         4,133,153
U.S TREASURY OBLIGATIONS                           18.74%
U.S TREASURY NOTES                                 18.74%
U.S. TREASURY NOTES           3.625%  15-MAY-13                3,500    3,738,714                                3,500    3,738,714
U.S. TREASURY NOTES (A)       4.625%  31-AUG-11                                         8,230    8,887,116       8,230    8,887,116
U.S. TREASURY NOTES (A)       4.750%  31-JAN-12                                         8,195    8,957,520       8,195    8,957,520
U.S. TREASURY NOTES           4.125%  31-AUG-12                1,750    1,896,290                                1,750    1,896,290
U.S. TREASURY NOTES           3.500%  31-MAY-13                4,500    4,785,471                                4,500    4,785,471
U.S. TREASURY NOTES           2.000%  30-NOV-13                1,200    1,192,688                                1,200    1,192,688
U.S. TREASURY NOTES           1.125%  15-JAN-12                1,500    1,496,720                                1,500    1,496,720
U.S. TREASURY NOTES (A)       1.375%  15-MAR-12                                        12,895   12,933,285      12,895   12,933,285
U.S. TREASURY NOTES           0.875%  31-MAR-11                3,500    3,504,379                                3,500    3,504,379
                                                                      -----------              -----------              -----------
                                                                       16,614,262               30,777,921               47,392,183
COLLATERALIZED MORTGAGE
   OBLIGATIONS                                      7.61%
                                                    7.61%
BANK OF AMERICA MORTGAGE
   SECURITIES, SERIES
   2003-A, CL 2A1 (B)         5.517%  25-FEB-33                                            74       63,716          74       63,716
BANK OF AMERICA MORTGAGE
   SECURITIES, SERIES
   2003-E, CL 2A1 (B)         4.162%  25-JUN-33                                           509      440,449         509      440,449
COUNTRYWIDE HOME LOANS,
   SERIES 2004-HYB4, CL 3A
   (B)                        4.568%  20-SEP-34                                         1,240    1,087,600       1,240    1,087,600
CHASE MORTGAGE
   FINANCE,}SERIES 2003-S4,
   CL 2A2                     5.000%  25-APR-18                                           441      441,572         441      441,572
FANNIE MAE, SERIES 2002-74,
   CL KD                      5.500%  25-FEB-17                                           375      380,939         375      380,939
FANNIE MAE, SERIES 2002-94,
   CL BA                      5.000%  25-MAY-27                                           829      837,715         829      837,715
FANNIE MAE, SERIES 2003-36,
   CL CA                      4.500%  25-JUN-17                                         1,532    1,571,911       1,532    1,571,911
FREDDIE MAC, SERIES 2608,
   CL PF                      5.500%  15-SEP-27                                           891      892,065         891      892,065
FANNIE MAE, SERIES
   2003-113, CI PD            4.000%  25-FEB-17                                         2,200    2,279,912       2,200    2,279,912
FANNIE MAE, SERIES 2005-97,
   CL HB                      5.000%  25-MAY-29                                         2,000    2,105,248       2,000    2,105,248
FREDDIE MAC, SERIES 2952,
   CL EC                      5.500%  15-NOV-28                                         3,000    3,096,750       3,000    3,096,750
FREDDIE MAC, SERIES 2948,
   CL EB                      5.000%  15-MAY-27                                         1,500    1,557,528       1,500    1,557,528
FANNIE MAE, SERIES 2006-B2,
   CL AB                      5.500%  25-MAY-14                                         1,147    1,188,583       1,147    1,188,583
FREDDIE MAC, SERIES 3189,
   CL PJ                      6.000%  15-MAR-30                                         1,678    1,729,352       1,678    1,729,352
FIRST HORIZON ASSET
   SECURITIES,{BR}SERIES
   2004-1 CI 1A1              5.500%  25-MAR-34                                           350      351,197         350      351,197
GINNIE MAE, SERIES 2002-76,
   CL TA                      4.500%  16-DEC-29                                           336      353,391         336      353,391
GINNIE MAE, SERIES 2002-20,
   CL PM                      4.500%  20-MAR-32                                           277      290,345         277      290,345
RESIDENTIAL FUNDING
   MORTGAGE
   SECURITIES,{BR}SERIES
   2003-S11, CL A7            3.500%  25-JUN-18                                           568      565,882         568      565,882
                                                                                               -----------              -----------
                                                                                                19,234,155               19,234,155
U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                     14.63%
FEDERAL HOME LOAN BANK                              2.36%
FEDERAL HOME LOAN BANK        3.375%  10-SEP-10                1,000    1,033,166                                1,000    1,033,166

                                                                SELLING FUND            ACQUIRING FUND
                                                            PNC LIMITED MATURITY       ALLEGIANT LIMITED
                                                                  BOND FUND           MATURITY BOND FUND       PRO FORMA COMBINED
                                                           ----------------------  -----------------------  -----------------------
                                                 % OF NET   SHARES /     MARKET     SHARES /      MARKET     SHARES /    MARKET
                                                  ASSETS   PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                 --------  ---------  -----------  ----------  -----------  ----------  -----------
FEDERAL HOME LOAN BANK        3.000%  10-SEP-10                2,250    2,313,938                                2,250    2,313,938
FEDERAL HOME LOAN BANK        5.250%  11-JUN-10                2,500    2,617,842                                2,500    2,617,842
                                                                      -----------                                       -----------
                                                                        5,964,946                                         5,964,946
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                                      6.25%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (A)            4.375%  15-SEP-12                3,500    3,768,982                                3,500    3,768,982
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.000%  15-OCT-11                2,250    2,446,441                                2,250    2,446,441
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                5.500%  01-OCT-17                  593      623,181                                  593      623,181
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                4.625%  15-OCT-13                1,250    1,359,485                                1,250    1,359,485
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                4.125%  15-MAY-10                  500      512,620                                  500      512,620
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                1.750%  23-MAR-11                                         7,000    7,091,147       7,000    7,091,147
                                                                      -----------              -----------              -----------
                                                                        8,710,709                7,091,147               15,801,856
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                                      6.02%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.000%  01-APR-23                1,739    1,801,027                                1,739    1,801,027
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.000%  01-AUG-23                1,292    1,338,405                                1,292    1,338,405
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                1.625%  26-APR-11                1,000    1,010,966                                1,000    1,010,966
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                4.125%  01-SEP-09                1,000    1,009,127                                1,000    1,009,127
FEDERAL HOME LOAN MORTGAGE
   CORPORATION (B)            5.056%  01-MAR-36                2,197    2,271,004                                2,197    2,271,004
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.500%  01-APR-22                2,788    2,910,344                                2,788    2,910,344
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                5.500%  01-MAR-22                2,059    2,149,531                                2,059    2,149,531
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                4.875%  15-NOV-13                2,500    2,741,337                                2,500    2,741,337
                                                                      -----------                                       -----------
                                                                       15,231,741                                        15,231,741
AFFILIATED MONEY MARKET
   FUND                                             2.45%
PNC PRIME MONEY MARKET FUND                                1,915,767    1,915,767                            1,915,767    1,915,767
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND CLASS I                                                              4,270,298    4,270,298   4,270,298    4,270,298
                                                                      -----------              -----------              -----------
                                                                        1,915,767                4,270,298                6,186,065
MUTUAL FUND                                         0.40%
T. ROWE PRICE INSTITUTIONAL
   HIGH YIELD FUND                                           125,905    1,016,054                              125,905    1,016,054
                                                                      -----------              -----------              -----------
                                                                        1,016,054                                         1,016,054
TOTAL INVESTMENT AT MARKET
   BEFORE COLLATERAL FOR
   LOANED SECURITIES                               99.24%             103,560,451              147,358,041              250,918,492
                                                                      -----------              -----------              -----------
TOTAL INVESTMENT AT COST
   BEFORE COLLATERAL FOR
   LOANED SECURITIES                                                  100,948,320              145,697,401              246,645,781
                                                                      -----------              -----------              -----------
SHORT TERM INVESTMENT HELD
   AS COLLATERAL FOR LOANED
   SECURITIES
                                                   16.27%
AFFILIATED MONEY MARKET FUND                        8.99%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND                                                                     20,909,163   20,909,163  20,909,163   20,909,163
BLACKROCK LIQUIDITY FUNDS
   TEMPFUND PORTFOLIO                                                               1,829,942    1,829,942   1,829,942    1,829,942
                                                                                               -----------              -----------
                                                                                                22,739,105               22,739,105
MONEY MARKET FUND                                   5.40%
AIM STIT LIQUID ASSETS
   PORTFOLIO                                                                        1,829,942    1,829,942   1,829,942    1,829,942

                                                                SELLING FUND            ACQUIRING FUND
                                                            PNC LIMITED MATURITY       ALLEGIANT LIMITED
                                                                  BOND FUND           MATURITY BOND FUND       PRO FORMA COMBINED
                                                           ----------------------  -----------------------  -----------------------
                                                 % OF NET   SHARES /     MARKET     SHARES /      MARKET     SHARES /    MARKET
                                                  ASSETS   PAR (000)     VALUE      PAR (000)     VALUE      PAR (000)     VALUE
                                                 --------  ---------  -----------  ----------  -----------  ----------  -----------
DREYFUS INSTITUTIONAL CASH
   ADVANTAGE FUND                                                                   1,829,942    1,829,942   1,829,942    1,829,942
FEDERATED INSTITUTIONAL
   PRIME MONEY MARKET
   PORTFOLIO                                                                        1,829,942    1,829,942   1,829,942    1,829,942
FIDELITY INSTITUTIONAL
   GOVERNMENT PORTFOLIO                                                             1,829,942    1,829,942   1,829,942    1,829,942
FIDELITY INSTITUTIONAL
   PRIME MONEY MARKET
   PORTFOLIO                                                                        1,829,942    1,829,942   1,829,942    1,829,942
JP MORGAN PRIME MONEY
   MARKET FUND                                                                      1,829,942    1,829,942   1,829,942    1,829,942
JP MORGAN U.S. GOVERNMENT
   MONEY MARKET FUND                                                                  868,183      868,183     868,183      868,183
MERRILL LYNCH SELECT
   INSTITUTIONAL FUND                                                               1,793,551    1,793,551   1,793,551    1,793,551
                                                                                               -----------              -----------
                                                                                                13,641,386               13,641,386
ASSET-BACKED SECURITIES                             0.23%
ATLANTIC EAST FUNDING
0.66875% 3/25/2010                                                        577,734                                           577,734
                                                                      -----------                                       -----------
                                                                          577,734                                           577,734
REPURCHASE AGREEMENT                                1.65%
HSBC SECURITIES
(0.17% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
REPURCHASE PRICE $8,119,
   COLLATERALIZED BY
U.S. TREASURY BILL, 0.14%,
   DUE 07/30/09,
TOTAL MARKET VALUE $8,316)                                                                  8        8,119           8        8,119
BARCLAY'S CAPITAL MARKETS
   REPURCHASE AGREEMENTS
(0.16% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $4,160
   COLLATERALIZED BY U.S.
   TREASURY NOTE 0.875 DUE
   01/31/11, TOTAL  MARKET
   VALUE $4,226)                                                        4,159,601                                         4,159,601
                                                                      -----------              -----------              -----------
                                                                        4,159,601                    8,119                4,167,720
Total Short Term Investment
   Held as Collateral for
   Loan Securities at Market
   Value                                                                4,737,335               36,388,610               41,125,945
                                                                      -----------              -----------              -----------
Total Short Term Investment
   Held as Collateral for
   Loan Securities at Cost                                              5,184,798               36,388,610               41,573,408
                                                                      -----------              -----------              -----------
Total Investment at Market                        115.51%             108,297,786              183,746,651              292,044,437
                                                                      -----------              -----------              -----------
Total Investment at Cost (f)                                          106,133,118              182,086,071              288,219,189
                                                                      -----------              -----------              -----------

(a) A PORTION OR ALL THE AMOUNTS ARE TEMPORARILY ON LOAN TO AN UNAFFILIATED BROKER/DEALER. THE TOTAL VALUE OF SECURITIES ON LOAN IS $4,938,315 FOR THE LIMITED MATURITY BOND FUND AND FOR THE ALLEGIANT LIMITED MATURITY BOND FUND $35,632,919. THE COMBINED PROFORMA IS $40,571,234.

(b)  VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009.

(c)  THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(d) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. THE ADVISER, USING PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS, HAS DEEMED THESE SECURITIES TO BE LIQUID. THESE SECURITIES REPRESENT $2,085,059 OR 2.0% OF NET ASSETS FOR THE PNC LIMITED MATURITY BOND FUND AND $1,016,692 OR .7% OF NET ASSETS FOR THE ALLEGIANT LIMITED BOND. THE COMBINED PROFORMA IS $3,101,751 OR 1.2% OF NET ASSETS AS OF MAY 31, 2009.

(e)  STEPPED COUPON BOND THE RATE SHOWN IS THE RATE IN EFFECT ON MAY 31, 2009

(f) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $106,133,154 FOR PNC LIMITED MATURITY BOND FUND AND THE ALLEGIANT LIMITED MATURITY BOND FUND IS $182,100,479. THE COMBINED PROFORMA IS $288,233,633.

GROSS UNREALIZED APPRECIATION:
PNC LIMITED MATURITY BOND FUND:         $ 3,189,854
ALLEGIANT LIMITED MATURITY BOND FUND:     2,359,651
COMBINED PROFORMA:                      $ 5,549,505
GROSS UNREALIZED DEPRECIATION
PNC LIMITED MATURITY BOND FUND:         $(1,025,222)
ALLEGIANT LIMITED MATURITY BOND FUND:      (713,807)
COMBINED PROFORMA:                      $(1,739,029)
NET UNREALIZED
APPRECIATION/(DEPRECIATION):
PNC LIMITED MATURITY BOND FUND:         $ 2,164,632
ALLEGIANT LIMITED MATURITY BOND FUND:     1,645,844
COMBINED PROFORMA:                      $ 3,810,476

CL -- CLASS
FDIC-- FEDERAL DEPOSIT INSURANCE CORPORATION
LLC-- LIMITED LIABILITY COMPANY
LP --LIMITED PARTNERSHIP
MTN-- MEDIUM TERM NOTE
PLC-- PUBLIC LIMITED COMPANY
TLGP--TEMPORARY LIQUIDITY GUARANTEE PROGRAM

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                       Selling Fund        Acquiring Fund
                                                        PNC Limited       Allegiant Limited
                                                    Maturity Bond Fund   Maturity Bond Fund   Pro Forma Combined
                                                    ------------------   ------------------   ------------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS                                       Market Value         Market Value         Market Value
                                                       ------------         ------------         ------------
Level 1 - Quoted Prices                                   2,931,821           40,650,789           43,582,610
Level 2 - Other Significant Observable Inputs           104,788,231          143,095,862          247,884,093
Level 3 - Significant Unobservable Inputs                   577,734                   --              577,734
                                                        -----------          -----------          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                 108,297,786          183,746,651          292,044,437
                                                        -----------          -----------          -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS

Level 1 - Quoted Prices                                                                                    --
Level 2 - Other Significant Observable Inputs                                                              --
Level 3 - Significant Unobservable Inputs                   222,225                   --              222,225
                                                        -----------          -----------          -----------
TOTAL ASSETS - OTHER ASSETS*                                222,225                   --              222,225
                                                        -----------          -----------          -----------


Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                       Market Value         Market Value         Market Value
                                                       ------------         ------------         ------------
BALANCE AS OF MAY 31, 2008                                  237,184                                   237,184
Accrued discount/premiums                                    23,304                                    23,304
Realized gain (loss)                                          1,895                                     1,895
Changed in unrealized appreciation (depreciation)          (447,463)                                 (447,463)
Net Purchases (sales)                                      (208,892)                                 (208,892)
Transfers in and/ or out of Level 3                         971,706                                   971,706
                                                        -----------          -----------          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                     577,734                   --              577,734
                                                        -----------          -----------          -----------

ASSETS - OTHER ASSETS*
VALUATION INPUTS

                                                       Market Value         Market Value         Market Value
                                                       ------------         ------------         ------------
BALANCE AS OF MAY 31, 2008                                       --                                        --
Net increase                                                222,225                                   222,225
                                                        -----------          -----------          -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                     222,225                   --              222,225
                                                        -----------          -----------          -----------

* Represents receiveable for securities lending collateral shortfall presented in the Pro Forma Statements of Assets and Liabilities.

                        PNC MARYLAND TAX-EXEMPT BOND FUND
                       ALLEGIANT MARYLAND EXEMPT BOND FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                              PAR
                                                             (000)      VALUE
                                                            ------   -----------
MUNICIPAL BONDS --94.4%
DISTRICT OF COLUMBIA -- 2.1%
Washington D.C., Metropolitan Area Transit
Authority, RB, Refunding
   INS: National-RE
   5.00%, 1/1/12                                            $  500   $   534,500
   INS: National-RE, FGIC
   6.00%, 7/1/09                                               600       602,286
   Ser B, INS: National-RE
   5.00%, 7/1/10                                               300       312,432
                                                                     -----------
                                                                       1,449,218
                                                                     -----------
MARYLAND -- 83.9%
Annapolis Refunding Public Improvements,
   GO,
   5.00%, 11/1/16                                              440       444,227
Anne Arundel County
   GO,
   5.00%, 3/1/16                                               750       818,842
   GO, Prerefunded 3/1/12 @ 100
   5.25%, 3/1/18                                             1,000     1,106,710
   SO, National Business Park Project, TA, INS:
   County GTD,
   5.13%, 7/1/22                                             1,000     1,081,250
   SO, National Business Park Project, TA,
   Prerefunded 7/1/10 @ 102
   7.38%, 7/1/28                                               800       872,376
Baltimore County,
   Catholic Health Initiatives, Ser A, RB,
   5.00%, 9/1/21                                               500       517,775
   Refunding, Metropolitan District, GO,
   5.00%, 8/1/11                                               750       813,292
Baltimore,
   CPI, Ser A, GO,  INS: AMBAC
   5.00%, 10/15/19                                             715       786,843
   GO, INS: National-RE
   7.00%, 10/15/10                                             450       487,647
   Waste Water Project, Ser A, RB, INS: National-RE,
   FGIC
   5.00%, 7/1/22                                             1,000     1,045,710
Waste Water Project, Ser A, RB, Prerefunded
   7/1/15 @ 100, INS: National-RE
   5.00%, 7/1/21                                             1,000     1,156,610

                                                              PAR
                                                             (000)      VALUE
                                                            ------   -----------
MUNICIPAL BONDS -- CONTINUED
MARYLAND-- CONTINUED
   Waste Water Project, Ser B, RB, Prerefunded
   7/1/15 @ 100, INS: National-RE
   5.00%, 7/1/30                                            $1,500   $ 1,734,915
   Water Project, Ser A, RB, Preredunded 7/1/13 @
   100, INS: FGIC
   5.00%, 7/1/33                                             2,000     2,259,780
Charles County, County Commissioners, CPI, GO
   5.00%, 3/1/12                                             1,000     1,098,560
   5.00%, 3/1/18                                             1,000     1,170,390
Frederick County, Public Improvements,
   Ser A, GO,
   5.00%, 3/1/23                                               500       553,175
Frederick County, Refunding, Public
   Facilities, GO,
   5.00%, 8/1/17                                             1,730     1,960,696
Harford County, GO
   5.00%, 7/15/20                                              600       660,246
   5.00%, 7/15/22                                            1,290     1,398,631
   Unrefunded Balance,
   5.00%, 12/1/14                                              125       125,569
Howard County, CPI, Ser B, GO,
   5.00%, 2/15/14                                            1,000     1,137,760
Maryland Environmental Services, Lease
   Revenue, Cecil County Landfill Project, RB
   5.13%, 9/1/10                                               180       187,283
   5.30%, 9/1/12                                               250       261,760
Maryland State Community Development
   Administration, Department of Housing &
   Community Development, Infrastructure
   Financing, Ser B, RB, INS: National-RE
   5.13%, 6/1/17                                               230       231,233
   5.15%, 6/1/22                                               245       245,074
Maryland State Department of
   Transportation, RB,
   5.00%, 9/1/22                                             2,000     2,231,740
Maryland State Economic Development Corp., RB
   Department of Transportation Headquarters,
   5.00%, 6/1/15                                               450       483,948
   University of Maryland, College Park Project
   Student Housing Revenue, Prerefunded
   6/1/13 @ 100, 6.50%, 6/1/27                               1,350     1,596,929
   Utility Infrastructure, INS: AMBAC,
   5.38%, 7/1/14                                               490       517,626
Maryland State Health & Higher Educational
   Facilities Authority, RB
   Board of Child Care

MUNICIPAL BONDS --  CONTINUED
MARYLAND-- CONTINUED
   5.38%, 7/1/32                                               500       494,440
Carroll Hospital Center
   5.00%, 7/1/36                                             1,000       852,720
College of Notre Dame, INS: National-RE
   5.30%, 10/1/18                                              460       514,947
Goucher College
   5.38%, 7/1/25                                               500       502,290
Lifebridge Health, INS: Assured GTD
   5.00%, 7/1/19                                             1,000     1,071,270
Pooled Loan Program, Ser A, LOC: JPMorgan Chase
   Bank
   0.30%, 4/1/35(a)                                          1,500     1,500,000
University of Maryland Medical System, Ser A
   4.50%, 7/1/26                                               200       174,558
Upper Chesapeake Hospital, Ser A, LOC: Bank of
   America N.A.
   0.26%, 1/1/43(a)                                            400       400,000
Western Maryland Health System, Refunding, Ser A,
   INS: National-RE, FHA
   5.00%, 7/1/21                                               750       765,653
Maryland State IDA, American Center for
   Physics, Refunding, RB,
   5.25%, 12/15/14                                             500       534,815
Maryland State Transportation Authority,
   RB, GRAN,
   5.25%, 3/1/19                                               860     1,018,412
Maryland State Transportation Authority,
   RB, INS: FSA,
   5.00%, 7/1/20                                             1,000     1,110,670
Maryland State Water Quality Financing
   Administration, Revolving Loan Funding,
   Ser A, RB,
   5.00%, 3/1/24                                             1,175     1,279,916
Maryland State, State & Local Facilities
   Loan, Second Ser, GO,
   5.00%, 8/1/16                                             2,000     2,205,520
Montgomery County,
   BAN, Ser A, GO,
   0.40%, 6/1/26(a)                                          1,300     1,300,000
   Economic Development, Trinity Health Care
   Group, RB
   5.50%, 12/1/16                                              930       974,966
   Revenue Authority Lease, Refunding, Olney Indoor
   Swim Center Project, Ser C, RB
   5.25%, 10/1/12                                              140       140,561
Montgomery County, CPI, Ser A, GO,
   5.00%, 5/1/12                                             1,000     1,104,750

MUNICIPAL BONDS --  CONTINUED
MARYLAND-- CONTINUED
New Baltimore Board of School
Commissioners, School System, RB,
   5.13%, 11/1/14                                              455       474,806
Prince Georges County,
   CPI, Ser A, GO, Prerefunded 10/1/13 @ 100
   5.00%, 10/1/23                                            1,685     1,918,288
IDA, Hyattsville District Court Facilities, Ser
   A, RB
   6.00%, 7/1/09                                               345       345,034
IDA, Refunding, Upper Marlboro Justice, Ser A,
   RB, INS: National-RE
   5.00%, 6/30/17                                              500       545,095
   5.00%, 6/30/19                                              710       763,222
Woodview Village, Phase II-Sub District, SO, RB,
   Prerefunded 7/1/12 @ 102
   7.00%, 7/1/32                                             1,179     1,400,581
Queen Anne's County, Refunding, GO, INS:
   National-RE, FGIC,
   5.00%, 11/15/10                                             400       422,496
Saint Mary's County,County Commissioners, St.
   Mary's Hospital, GO,
   5.00%, 10/1/09                                              880       891,889
   5.00%, 10/1/20                                            1,000     1,069,930
Talbot County, Public Facilities, GO,
   5.00%, 3/15/12                                              480       525,893
University of Maryland, System Auxiliary
   Facilities & Tuition, RB, Ser A,
   5.00%, 4/1/18                                             1,200     1,391,940
Washington County, Public Improvements, GO
   INS: National-RE, FGIC
   5.00%, 1/1/16                                               675       678,537
   Prerefunded 1/1/10 @ 101, INS: National-RE, FGIC
   5.50%, 1/1/20                                               300       311,760
Washington Suburban Sanitation District,
   General Construction, GO, Prerefunded 6/1/10 @ 100
   5.25%, 6/1/24                                               440       461,023
Refunding, General Construction, GO,
   5.00%, 6/1/19                                               680       754,106
   Water Supply, GO,
   5.00%, 6/1/20                                             1,000     1,100,910
Westminster Educational Facilities, McDaniel
   College Inc., RB
   5.00%, 11/1/21                                              160       153,003
   5.00%, 11/1/23                                              240       226,102

MUNICIPAL BONDS --  CONTINUED
MARYLAND-- CONTINUED
Wicomico County, Refunding, CPI, GO,
INS: National-RE, FGIC,
   5.00%, 2/1/15                                               755       756,631
                                                                     -----------
                                                                      57,123,331
                                                                     -----------
PUERTO RICO -- 8.4%
Puerto Rico Commonwealth Highway &
   Transportation Authority,
   5.75%, 7/1/41                                             1,350     1,511,959
Puerto Rico Commonwealth Highway &
   Transportation Authority, RB, Ser Y,
   6.25%, 7/1/13                                             1,000     1,049,680
Puerto Rico Commonwealth, Public
   Improvements, Ser A, GO, INS:
   National-RE, IBC,
   5.25%, 7/1/21                                             1,000       980,690
Puerto Rico Electric Power Authority,
   Refunding, Ser SS, RB, INS: National-RE,
   5.00%, 7/1/19                                             1,000     1,008,300
Puerto Rico Public Buildings Authority,
   Government Facilities, Ser I, RB,
   Prerefunded 7/1/14 @ 100, INS:
   Commonwealth GTD,
   5.50%, 7/1/21                                             1,000     1,148,380
                                                                     -----------
                                                                       5,699,009
                                                                     -----------
TOTAL MUNICIPAL BONDS
   (Cost $62,374,013)                                                 64,271,558
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES -- 94.4%
   (Cost $62,374,013) (b)                                             64,271,558
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.6%                          3,809,793
                                                                     -----------
NET ASSETS -- 100.0%                                                  68,081,351
                                                                     ===========

(a)  Variable or floating rate security. Rate disclosed is as of May 31, 2009.

(b) Aggregate cost for Federal income tax purposes is $62,374,013. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:    $2,286,247
Excess of tax cost over value:    $ (388,702)

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

ASSETS - INVESTMENTS IN SECURITIES

VALUATION INPUTS                                MARKET VALUE
----------------                                ------------
Level 1 - Quoted Prices                         $          0
Level 2 - Other Significant Observable Inputs     64,271,558
Level 3 - Significant Unobservable Inputs
                                                ------------
TOTAL ASSETS - INVESTMENTS IN SECURITIES         $64,271,558
                                                ============

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC NATIONAL TAX-EXEMPT BOND FUND
                     ALLEGIANT INTERMEDIATE TAX EXEMPT FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
MUNICIPAL SECURITIES                            99.04%
ALABAMA                                          1.36%
AUBURN UNIVERSITY, RB,
   GENERAL FEE REVENUE, SER
   A, INS: NATIONAL-RE       5.500%  01-JUN-13          $   1,000  $  1,072,170                           $   1,000  $  1,072,170
HUNTSVILLE, REFUNDING,
   CAPITAL IMPROVEMENTS,
   WARRANTS - SER A, GO      5.000%  01-SEP-12              1,000     1,109,400                               1,000     1,109,400
                                                                   ------------                                      ------------
                                                                      2,181,570                                         2,181,570
ALASKA                                           1.43%
ALASKA STATE HOUSING
   FINANCE CORP., STATE
   CAPITAL PROJECT, SER B,
   RB, INS: NATIONAL-RE      5.000%  01-DEC-18              2,085     2,292,186                               2,085     2,292,186
                                                                   ------------                                      ------------
                                                                      2,292,186                                         2,292,186
ARIZONA                                          3.89%
ARIZONA SCHOOL
   FACILITIES BOARD (RB)
   (AMBAC)                   5.000%  01-JUL-16                                       1,000     1,024,500      1,000     1,024,500
ARIZONA TOURISM & SPORTS
   AUTHORITY TAX RB,
   MULTIPURPOSE STADIUM
   FACILITY, SER A, INS:
   NATIONAL-RE, PREREFUNDED
   7/1/13 @ 100              5.375%  01-JUL-21              2,135     2,443,721                               2,135     2,443,721
SCOTTSDALE ARIZONA
   MUNICIPAL PROPERTY
   CORP., EXCISE TAX RB,
   WATER & SEWER
   DEVELOPMENT PROJECT,
   SER A                     5.000%  01-JUL-12              1,000     1,105,830                               1,000     1,105,830
TUCSON STREET & HIGHWAY
   USER AUTHORITY (RB)
   SERIES A (MBIA)           7.000%  01-JUL-11                                       1,500     1,660,290      1,500     1,660,290
                                                                   ------------             ------------             ------------
                                                                      3,549,551                2,684,790                6,234,341
CALIFORNIA                                       5.20%
CALIFORNIA HEALTH
   FACILITIES FINANCING
   AUTHORITY RB, CATHOLIC
   HEALTHCARE WEST
   REFUNDING, MANDATORY PUT
   7/1/14 @ 100, SER I,
   VRDB(A)                   4.950%  01-JUL-26              1,800     1,815,192                               1,800     1,815,192
CALIFORNIA STATE
   DEPARTMENT OF WATER
   RESOURCES, POWER SUPPLY
   REVENUE, RB               5.000%  01-MAY-20              1,120     1,196,294                               1,120     1,196,294
FOOTHILL/EASTERN
   CORRIDOR CAPITAL
   APPRECIATION (RB) (ETM)
   (FSA)(B)                  4.894%  01-JAN-29                                         750       294,818        750       294,818
GLENDALE UNIFIED SCHOOL
   DISTRICT, SER D, GO,
   INS: NATIONAL-RE          5.250%  01-SEP-17              1,500     1,578,675                               1,500     1,578,675
GOLDEN STATE TOBACCO
   SECURITIZATION CORP.,
   TOBACCO SETTLEMENT RB,
   SER 2003 A1, PREREFUNDED
   6/1/13 @ 100              6.750%  01-JUN-39              2,000     2,336,140                               2,000     2,336,140
LOS ANGELES UNIFIED
   SCHOOL DISTRICT,
   ELECTION 2004, SER H,
   GO, INS: FSA              5.000%  01-JUL-16              1,000     1,111,830                               1,000     1,111,830
                                                                   ------------             ------------             ------------
                                                                      8,038,131                  294,818                8,332,949

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
COLORADO                                         0.02%
COLORADO WATER RESOURCE
   POWER DEVELOPMENT
   AUTHORITY (RB) SERIES A
   (MBIA)                    6.300%  01-SEP-14                                          35        34,998         35        34,998
                                                                                            ------------             ------------
                                                                                                  34,998                   34,998
DELAWARE                                         0.71%
   DELAWARE STATE, SERIES
   2009A, GO                 5.000%  01-JAN-14              1,000     1,135,760                               1,000     1,135,760
                                                                   ------------                                      ------------
                                                                      1,135,760                                         1,135,760
DISTRICT OF COLUMBIA                             0.69%
   DISTRICT OF COLUMBIA,
   INCOME TAX RB, SER B      5.000%  01-DEC-12              1,000     1,106,470                               1,000     1,106,470
                                                                   ------------                                      ------------
                                                                      1,106,470                                         1,106,470
FLORIDA                                          9.06%
BREVARD COUNTY SCHOOL
   BOARD (COP) SERIES C
   (AMBAC)                   5.000%  01-JUL-17                                       1,295     1,346,412      1,295     1,346,412
CITIZENS PROPERTY
INSURANCE CORP., SENIOR
   SECURED HIGH ACTIVITY,
   SER A-1, RB               6.000%  01-JUN-16              1,000     1,044,620                               1,000     1,044,620
FLORIDA BOARD OF
   EDUCATION (GO) (ETM)      9.125%  01-JUN-14                                        135        175,345        135       175,345
FLORIDA BOARD OF
   EDUCATION CAPITAL OUTLAY
   (GO) SERIES D
   (LOC-WACHOVIA BANK)       5.750%  01-JUN-22                                       1,000     1,043,910      1,000     1,043,910
FLORIDA STATE BOARD OF
   EDUCATION, CAPITAL
   OUTLAY, 2008 - SER B, GO  5.000%  01-JUN-20                590       656,782                                 590       656,782
FLORIDA DEPARTMENT OF
   TRANSPORTATION (RB)
   (MBIA)                    5.000%  01-JUL-18                                       1,850     2,060,493      1,850     2,060,493
GULF BREEZE CAPITAL
   FUNDING (RB) SERIES A
   (MBIA) (VRDN)(A)          1.797%  01-DEC-17                                       1,000       857,280      1,000       857,280
HILLSBOROUGH COUNTY
   CAPITAL IMPROVEMENT,
   MOSI & COUNTY CENTER
   PROJECT (RB) (MBIA)       5.000%  01-JUL-16                                       1,240     1,388,664      1,240     1,388,664
LEE COUNTY
   TRANSPORTATION
   FACILITIES, REFUNDING,
   SER A, RB, INS: AMBAC     5.500%  01-OCT-14              1,000     1,057,150                               1,000     1,057,150
ORLANDO & ORANGE COUNTY
   EXPRESSWAY AUTHORITY
   (RB) SERIES A             5.250%  01-JUL-16                                       1,500     1,571,580      1,500     1,571,580
SEMINOLE COUNTY SCHOOL
   BOARD (COP) SERIES A
   (AMBAC)                   5.500%  01-JUL-15                                       1,000     1,097,140      1,000     1,097,140
UNIVERSITY OF NORTH
   FLORIDA FINANCING
   CORPORATION, HOUSING
   PROJECT (RB) (MBIA)       5.000%  01-NOV-18                                       2,070     2,230,342      2,070     2,230,342
                                                                                            ------------             ------------
                                                                      2,758,552               11,771,166               14,529,718
GEORGIA                                          4.07%
ATLANTA WATER &
   WASTEWATER AUTHORITY
   (RB) SERIES A (AMBAC)     5.500%  01-NOV-13                                       1,950     2,110,563      1,950     2,110,563
FULTON COUNTY
   DEVELOPMENT AUTHORITY,
   GEORGIA TECH ATHLETIC
   ASSOCIATION (RB) (AMBAC)  5.500%  01-OCT-17                                       1,750     1,865,728      1,750     1,865,728
GEORGIA STATE,
   REFUNDING, SERIES C, GO   5.500%  01-JUL-14              1,000     1,167,650                               1,000     1,167,650

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
GEORGIA MUNICIPAL
ELECTRIC AUTHORITY (RB)
   SERIES X (MBIA)           6.500%  01-JAN-12                                       1,270     1,373,810      1,270     1,373,810
                                                                   ------------             ------------             ------------
                                                                      1,167,650                5,350,101                6,517,751
IDAHO                                            0.67%
ADA & CANYON COUNTIES,
   JOINT SCHOOL DISTRICT
   NUMBER 2 MERIDAN, GO,
   INS: SCHOOL BOARD
   GUARANTY                  5.125%  30-JUL-19              1,000     1,066,030                               1,000     1,066,030
                                                                   ------------                                      ------------
                                                                      1,066,030                                         1,066,030
ILLINOIS                                         4.79%
CHICAGO, REFUNDING, SER
   A-2, GO, INS: AMBAC       6.250%  01-JAN-13              1,000     1,159,540                               1,000     1,159,540
CHICAGO (GO) SERIES A
   (FSA)                     5.500%  01-JAN-14                                         160       168,941        160       168,941
ILLINOIS FINANCE
   AUTHORITY RB, ART
   INSTITUTE OF CHICAGO,
   SER A                     5.250%  01-MAR-19              1,000     1,059,380                               1,000     1,059,380
ILLINOIS EDUCATIONAL
   FACILITIES AUTHORITY
   STUDENT HOUSING RB,
   EDUCATIONAL ADVANCEMENT
   FUND, UNIVERSITY CENTER
   PROJECT, PREREFUNDED
   5/1/12 @ 101              6.000%  01-MAY-22              1,000     1,139,430                               1,000     1,139,430
ILLINOIS HIGHWAY TOLL
   AUTHORITY (RB) SERIES A   5.500%  01-JAN-13                                       1,000     1,113,650      1,000     1,113,650
LAKE COUNTY COMMUNITY
   CONSOLIDATED SCHOOL
   DISTRICT NUMBER 50,
   WOODLAND (GO) (FSA)       5.000%  01-JAN-19                                       1,280     1,384,090      1,280     1,384,090
UNIVERSITY OF ILLINOIS
   (RB) (MBIA)               5.000%  01-APR-18                                       1,000     1,082,140      1,000     1,082,140
WILL GRUNDY  COUNTIES,
   COMMUNITY COLLEGE
   DISTRICT NO.525, JOILET
   JR. COLLEGE, GO           6.250%  01-JUN-24                500       575,720                                 500       575,720
                                                                   ------------             ------------             ------------
                                                                      3,934,070                3,748,821                7,682,891
INDIANA                                          6.06%
BALL STATE UNIVERSITY,
   HOUSING AND DINING
   SYSTEM (RB)
   (LOC-WACHOVIA BANK)       5.000%  01-JUL-21                                       2,190     2,305,150      2,190     2,305,150
EAST CHICAGO ELEMENTARY
   SCHOOL BUILDING
   CORPORATION, FIRST
   MORTGAGE (RB) (FSA)       6.250%  05-JAN-16                                       1,660     1,776,864      1,660     1,776,864
PURDUE UNIVERSITY (COP)      5.250%  01-JUL-21                                       1,930     2,175,033      1,930     2,175,033
WAWASEE COMMUNITY SCHOOL
   CORPORATION (RB) (FSA)    5.000%  15-JUL-18                                       1,000     1,122,170      1,000     1,122,170
WESTFIELD HIGH SCHOOL
   BUILDING CORPORATION
   (RB) (FSA)                5.000%  15-JUL-18                                       2,135     2,340,750      2,135     2,340,750
                                                                                            ------------             ------------
                                                                                               9,719,967                9,719,967
MARYLAND                                         1.34%
MARYLAND STATE, STATE &
   LOCAL FACILITIES LOAN,
   2ND SERIES, GO            5.000%  01-AUG-14              1,875     2,150,475                               1,875     2,150,475
                                                                   ------------                                      ------------
                                                                      2,150,475                                         2,150,475
MASSACHUSETTS                                    3.18%
MASSACHUSETTS BAY
   TRANSPORTATION
   AUTHORITY, GENERAL
   TRANSPORTATION SYSTEM,
   SER C, GO, INS:
   NATIONAL-RE FGIC          5.500%  01-MAR-13              3,000     3,383,850                               3,000     3,383,850
MASSACHUSETTS STATE
   HEALTH & EDUCATIONAL
   FACILITIES AUTHORITY,
   BERKELEE COLLEGE OF
   MUSIC (RB) SERIES A       5.000%  01-OCT-17                                         500       534,360        500       534,360

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
MASSACHUSETTS STATE
   WATER POLLUTION
   ABATEMENT TRUST
   REFUNDING, POOL PG, RB    5.250%  01-AUG-17              1,000     1,184,010                               1,000     1,184,010
                                                                   ------------             ------------             ------------
                                                                      4,567,860                  534,360                5,102,220
MICHIGAN                                         4.31%
   KENT COUNTY HOSPITAL
   FINANCE AUTHORITY,
   BUTTERWORTH HOSPITAL
   PROJECT (RB) SERIES A
   (MBIA)                    7.250%  15-JAN-13                                       1,475     1,576,598      1,475     1,576,598
MICHIGAN STATE BUILDING
   AUTHORITY RB, REFUNDING
   FACILITIES PROGRAM, SER I 5.125%  15-OCT-20              1,000     1,011,140                               1,000     1,011,140
MICHIGAN STATE HOSPITAL
   FINANCE AUTHORITY,
   EDWARD W. SPARROW
   HOSPITAL ASSOCIATION (RB) 5.000%  15-NOV-18                                       1,000       979,350      1,000       979,350
SOUTHFIELD LIBRARY
   BUILDING AUTHORITY,
   REFUNDING, GO, INS:
   NATIONAL-RE               5.000%  01-MAY-17              1,135     1,253,210                               1,135     1,253,210
WARREN CONSOLIDATED
   SCHOOL DISTRICT,
   REFUNDING, GO, INS:Q-SBLF 5.250%  01-MAY-17              1,930     2,088,337                               1,930     2,088,337
                                                                   ------------             ------------             ------------
                                                                      4,352,687                2,555,948                6,908,635
MISSISSIPPI                                      1.49%
MISSISSIPPI DEVELOPMENT
   BANK SPECIAL OBLIGATION
   (RB) SERIES A (FSA)       5.000%  01-JUL-16                                       1,000     1,071,910      1,000     1,071,910
MISSISSIPPI DEVELOPMENT
   BANK SPECIAL OBLIGATION,
   BILOXI MISSISSIPPI
   PROJECT (RB) SERIES A
   (FSA)                     5.000%  01-NOV-14                                       1,190     1,313,034      1,190     1,313,034
                                                                                            ------------             ------------
                                                                                               2,384,944                2,384,944
MISSOURI                                         1.47%
MISSOURI ENVIRONMENTAL
   IMPROVEMENT AUTHORITY,
   REVOLVING FUND PROGRAM
   (RB) SERIES B (FSA)       5.500%  01-JUL-16                                       1,000     1,194,080      1,000     1,194,080
MISSOURI STATE HIGHWAYS
   & TRANSPORTATION
   COMMISSION, STATE ROAD
   RB, SECOND LIEN           5.000%  01-MAY-17              1,000     1,162,830                               1,000     1,162,830
                                                                   ------------             ------------             ------------
                                                                      1,162,830                1,194,080                2,356,910
NEBRASKA                                         1.76%
LANCASTER COUNTY,
   NEBRASKA SCHOOL DISTRICT
   NO 1, LINCOLN PUBLIC
   SCHOOLS, GO               5.000%  15-JAN-20              2,460     2,821,768                               2,460     2,821,768
                                                                   ------------                                      ------------
                                                                      2,821,768                                         2,821,768
NEVADA                                           1.78%
CLARK COUNTY PASSENGER
   FACILITY CHARGE, RB,
   LAS VEGAS-MCCARRAN
   INTERNATIONAL AIRPORT,
   SER A                     5.000%  01-JUL-12              1,000     1,052,340                               1,000     1,052,340
RENO SALES TAX RB,
   SENIOR LIEN, RENO
   PROJECT, VRBD, LOC: BANK
   OF NEW YORK(A)            0.250%  01-JUN-42              1,800     1,800,000                               1,800     1,800,000
                                                                   ------------                                      ------------
                                                                      2,852,340                                         2,852,340

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
NEW JERSEY                                       2.66%
NEW JERSEY STATE
   TRANSPORTATION TRUST
   FUND AUTHORITY,
   TRANSPORTATION SYSTEM
   (RB) SERIES B (MBIA)      5.250%  15-DEC-14                                       1,000     1,101,590      1,000     1,101,590
NEW JERSEY ECONOMIC
   DEVELOPMENT AUTHORITY
   RB, SCHOOL FACILITY
   CONSTRUCTION T1, INS: FSA 5.000%  01-SEP-11              3,000     3,163,260                               3,000     3,163,260
                                                                   ------------             ------------             ------------
                                                                      3,163,260                1,101,590                4,264,850
NEW MEXICO                                       0.83%
   NEW MEXICO FINANCE
   AUTHORITY (RB) (MBIA)     5.000%  15-JUN-19                                       1,210     1,325,434      1,210     1,325,434
                                                                                            ------------             ------------
                                                                                               1,325,434                1,325,434
NEW YORK                                         6.24%
   BUFFALO SEWER AUTHORITY
   (RB) SERIES F (AMBAC)     6.000%  01-JUL-13                                       1,300     1,419,067      1,300     1,419,067
NASSAU COUNTY INTERIM
   FINANCE AUTHORITY, SALES
   TAX SECURED, SER A, RB    5.000%  15-NOV-14              1,000     1,128,250                               1,000     1,128,250
NEW YORK STATE DORMITORY
   AUTHORITY, RB, NON STATE
   SUPPORTED DEBT,
   RESIDENTIAL INSTITUTION
   FOR CHILDREN, INS: SONYMA 5.000%  01-JUN-15                650       725,751                                 650       725,751
NEW YORK STATE
   ENVIRONMENTAL FACILITIES
   CORP., STATE CLEAN WATER
   & DRINKING, REVOLVING
   FUNDS, NEW YORK CITY
   MUNICIPAL WATER PROJECT,
   SER B, RB                 5.250%  15-JUN-16              1,350     1,478,075                               1,350     1,478,075
NEW YORK STATE THRUWAY
   AUTHORITY, HIGHWAY &
   BRIDGE TRUST FUND,
   REFUNDING, SER C, RB,
   INS: NATIONAL-RE          5.250%  01-APR-11              2,000     2,132,800                               2,000     2,132,800
NEW YORK STATE URBAN
   DEVELOPMENT CORP. RB,
   STATE PERSONAL INCOME
   TAX, SERIES B-1           5.000%  15-MAR-14              1,250     1,391,813                               1,250     1,391,813
TOBACCO SETTLEMENT
   FINANCING CORP., ASSET
   BACKED, SER A-1, RB       5.500%  01-JUN-16              1,690     1,723,918                               1,690     1,723,918
                                                                   ------------             ------------             ------------
                                                                      8,580,607                1,419,067                9,999,674
NORTH CAROLINA                                   2.14%
   IREDELL COUNTY, IREDELL
   COUNTY SCHOOL PROJECT
   (COP) (AMBAC)             5.000%  01-JUN-14                                       1,140     1,286,741      1,140     1,286,741
MOORESVILLE (COP) (AMBAC)    5.000%  01-SEP-17                                       1,000     1,112,620      1,000     1,112,620
   NORTH CAROLINA MEDICAL
   CARE COMMISSION HEALTH
   SYSTEMS RB, MISSION
   HEALTH COMBINED GROUP     5.000%  01-OCT-22              1,000     1,030,140                               1,000     1,030,140
                                                                   ------------             ------------             ------------
                                                                      1,030,140                2,399,361                3,429,501
OHIO                                             4.67%
OHIO STATE BUILDING
   AUTHORITY, ADULT
   CORRECTIONAL BUILDING
   FUND PROJECT (RB),
   SERIES A                  5.000%  01-OCT-21                                       1,320     1,459,102      1,320     1,459,102
OHIO STATE UNIVERSITY
   (RB) SERIES A             5.000%  01-DEC-17                                       1,215     1,407,869      1,215     1,407,869
OHIO STATE, COMMON
   SCHOOLS, SERIES A, GO     5.000%  15-SEP-17              3,000     3,346,620                               3,000     3,346,620
RICHLAND COUNTY HOSPITAL
   FACILITIES IMPROVEMENTS
   RB, MEDCENTRAL HEALTH,
   SER B, PREREFUNDED
   11/15/10 @ 101            6.375%  15-NOV-30              1,165     1,267,287                               1,165     1,267,287
                                                                   ------------             ------------             ------------
                                                                      4,613,907                2,866,971                7,480,878

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
OKLAHOMA                                         1.99%
GRAND RIVER DAM
   AUTHORITY (RB) (MBIA)     6.250%  01-JUN-11                                       2,500     2,681,275      2,500     2,681,275
OKLAHOMA DEVELOPMENT
   FINANCE AUTHORITY, ST.
JOHN HEALTH SYSTEM (RB)      5.000%  15-FEB-17                                         500       508,595        500       508,595
                                                                                            ------------             ------------
                                                                                               3,189,870                3,189,870
PENNSYLVANIA                                     6.38%
ALLEGHENY COUNTY
   HOSPITAL DEVELOPMENT
   AUTHORITY RB, UNIVERSITY
   OF PITTSBURGH MEDICAL
   CENTER, SER A             5.000%  01-SEP-11              1,000     1,047,270                               1,000     1,047,270
ALLEGHENY COUNTY HIGHER
   EDUCATION BUILDING,
   DUQUESNE UNIVERSITY (RB)
   SERIES 2008               5.000%  01-MAR-16                                       1,000     1,097,550      1,000     1,097,550
CHESTER COUNTY,
   UNREFUNDED BALANCE, GO    5.500%  15-NOV-15              2,235     2,409,956                               2,235     2,409,956
MIFFLIN COUNTY HOSPITAL
   AUTHORITY, RB, INS:
   RADIAN, PREREFUNDED
   1/1/11 @ 101              6.000%  01-JUL-15              1,895     2,055,639                               1,895     2,055,639
NORTHAMPTON COUNTY
   GENERAL PURPOSE
   AUTHORITY, LAFAYETTE
   COLLEGE,  RB              5.000%  01-NOV-18              1,575     1,807,911                               1,575     1,807,911
PENNSYLVANIA HIGHER
   EDUCATIONAL FACILTIES
   AUTHORITY RB,
   ASSOCIATION OF
   INDEPENDENT COLLEGES &
   UNIVERSITIES, SER-FF2,
   INS: RADIAN               5.000%  15-DEC-16              1,425     1,357,013                               1,425     1,357,013
PHILADELPHIA WATER &
   WASTEWATER AUTHORITY
   (RB) SERIES A             5.750%  01-JAN-19                                         415       459,413        415       459,413
                                                                   ------------             ------------             ------------
                                                                      8,677,789                1,556,963               10,234,752
PUERTO RICO                                      1.83%
PUERTO RICO COMMONWEALTH
   HIGHWAY & TRANSPORTATION
   AUTHORITY, RB, SER Y      6.250%  01-JUL-13              1,000     1,049,680                               1,000     1,049,680
PUERTO RICO ELECTRIC
   POWER AUTHORITY, SER RR,
   RB, INS: FGIC,
   PREREFUNDED 7/01/15 @ 100 5.000%  01-JUL-35              1,000     1,165,890                               1,000     1,165,890
PUERTO RICO ELECTRIC
   POWER AUTHORITY (RB)
   SERIES TT                 5.000%  01-JUL-17                                         200       202,378        200       202,378
PUERTO RICO ELECTRIC
   POWER AUTHORITY (RB)
   SERIES WW                 5.500%  01-JUL-18                                         500       522,870        500       522,870
                                                                   ------------             ------------             ------------
                                                                      2,215,570                  725,248                2,940,818
SOUTH CAROLINA                                   1.60%
LEXINGTON COUNTY HEALTH
   SERVICES DISTRICT,
   LEXINGTON MEDICAL CENTER
   (RB)                      5.000%  01-NOV-16                                         500       527,185        500       527,185
COLUMBIA COP, TOURISM
   DEVELOPMENT FEE PLEDGE,
   INS: AMBAC                5.250%  01-JUN-17              1,895     2,035,893                               1,895     2,035,893
                                                                   ------------             ------------             ------------
                                                                      2,035,893                  527,185                2,563,078
TENNESSEE                                        1.29%
KNOX COUNTY HEALTH,
   EDUCATIONAL & HOUSING
   FACILITIES BOARD,
   UNIVERSITY HEALTH SYSTEM
   (RB)                      5.000%  01-APR-17                                       1,000       970,320      1,000       970,320
SEVIERVILLE PUBLIC
   BUILDING AUTHORITY,
   LOCAL GOVERNMENT PUBLIC
   IMPROVEMENT PROJECT (RB)  5.000%  01-JUN-14                                       1,000     1,096,010      1,000     1,096,010
                                                                                            ------------             ------------
                                                                                               2,066,330                2,066,330

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
TEXAS                                            7.91%
AUSTIN INDEPENDENT
   SCHOOL DISTRICT,
   REFUNDING, GO, INS:
   PSF-GTD                   5.000%  01-AUG-16              2,500     2,884,350                               2,500     2,884,350
AUSTIN WATER &
   WASTEWATER SYSTEM (RB)
   SERIES A (AMBAC)          5.500%  15-NOV-14                                       1,000     1,153,050      1,000     1,153,050
AUSTIN WATER &
   WASTEWATER SYSTEM (RB)
   (MBIA)                    5.000%  15-NOV-17                                       1,000     1,119,870      1,000     1,119,870
COMAL INDEPENDENT SCHOOL
   DISTRICT (GO) (MBIA)      5.500%  01-FEB-19                                         215       222,964        215       222,964
CONROE INDEPENDENT
   SCHOOL DISTRICT (GO)
   (MBIA)                    5.500%  15-FEB-15                                         195       194,994        195       194,994
HARRIS COUNTY,
   UNREFUNDED BALANCE, GO    5.375%  01-OCT-16              1,465     1,560,987                               1,465     1,560,987
HARRIS COUNTY, SER A, GO     5.000%  01-OCT-22              1,000     1,100,770                               1,000     1,100,770
HARRIS COUNTY CULTURAL
   EDUCATION FACILITIES
   FINANCE CORP. RB,
   METHODIST HOSPITAL
   SYSTEM                    5.000%  01-JUN-14                750       803,273                                 750       803,273
NORTH TEXAS HEALTH
   FACILITIES DEVELOPMENT
   CORPORATION, UNITED
   REGIONAL HEALTHCARE
   SYSTEM (RB) (MBIA)        5.000%  01-SEP-17                                         800       814,544        800       814,544
NORTH TEXAS MUNICIPAL
   WATER DISTRICT, REGIONAL
   WASTE WATER, RB           5.000%  01-JUN-19              1,000     1,110,000                               1,000     1,110,000
ROBINSON INDEPENDENT
   SCHOOL DISTRICT (GO)
   (PSF-GTD)                 5.750%  15-AUG-12                                         575       580,267        575       580,267
TEXAS TECH UNIVERSITY
   SYSTEM REVENUE (RB)
   TWELFTH SERIES            5.000%  15-FEB-19                                       1,000     1,127,690      1,000     1,127,690
                                                                   ------------             ------------             ------------
                                                                      7,459,380                5,213,379               12,672,759
UTAH                                             0.95%
SALT LAKE CITY, SALES
   TAX RB, SERIES A          5.000%  01-OCT-16              1,310     1,527,997                               1,310     1,527,997
                                                                   ------------                                      ------------
                                                                      1,527,997                                         1,527,997
VIRGINIA                                         0.72%
VIRGINIA COLLEGE
   BUILDING AUTHORITY (RB)
   SERIES A                  5.000%  01-SEP-15                                         965     1,109,663        965     1,109,663
VIRGINIA COLLEGE
   BUILDING AUTHORITY (RB)
   SERIES A (ETM)            5.000%  01-SEP-15                                          35        40,732         35        40,732
                                                                                            ------------             ------------
                                                                                               1,150,395                1,150,395
WASHINGTON                                       4.93%
KING COUNTY SCHOOL
   DISTRICT NUMBER 406
   SOUTH CENTRAL (GO)        5.000%  01-DEC-17                                       1,300     1,430,104      1,300     1,430,104
WASHINGTON STATE (GO)
   SERIES D (AMBAC)(B)       5.000%  01-JAN-15                                       1,700     1,929,432      1,700     1,929,432
ENERGY NORTHWEST
   WASHINGTON ELECTRIC RB,
   REFUNDING COLUMBIA
   GENERATING, SER A         5.500%  01-JUL-15              2,000     2,297,420                               2,000     2,297,420
WASHINGTON STATE,
   VARIOUS PURPOSE, SERIES
   R-A, GO, INS: AMBAC       5.000%  01-JAN-14              2,000     2,244,420                               2,000     2,244,420
                                                                   ------------             ------------             ------------
                                                                      4,541,840                3,359,536                7,901,376

                                                                                      ACQUIRING FUND
                                                              TARGET FUND                ALLEGIANT
                                                        PNC NATIONAL TAX-EXEMPT     INTERMEDIATE TAX
                                                 % OF          BOND FUND             EXEMPT BOND FUND        PRO FORMA COMBINED
                                                  NET   -----------------------  -----------------------  -----------------------
                                                ASSETS  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE  PAR (000)  MARKET VALUE
                                                ------  ---------  ------------  ---------  ------------  ---------  ------------
WISCONSIN                                        1.04%
   MILWAUKEE (GO) SERIES
   B10 (AMBAC)               5.000%  15-FEB-18                                       1,000     1,097,510      1,000     1,097,510
WISCONSIN STATE
   TRANSPORTATION,  RB,
   SER A                     5.000%  01-JUL-18                500       573,375                                 500       573,375
                                                                   ------------             ------------             ------------
                                                                        573,375                1,097,510                1,670,885

                                                                                   Shares                   Shares
                                                                                 ---------                ---------
AFFILIATED MONEY MARKET
   FUND                                          0.58%
ALLEGIANT TAX-EXEMPT MONEY
   MARKET FUND, CLASS I                                                                937       936,808        937       936,808
                                                                                            ------------             ------------
                                                                                                 936,808                  936,808
TOTAL INVESTMENT AT
   MARKET                                       99.04%               89,557,688               69,209,640              158,767,328
                                                                   ------------             ------------             ------------
TOTAL INVESTMENT AT
   COST(C)                                                           87,276,756               67,148,117              154,424,873
                                                                   ------------             ------------             ------------

(A)  VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009.

(B)  ZERO COUPON BOND -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(C) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSE IS $87,276,756 FOR THE PNC NATIONAL TAX EXEMPT BOND FUND AND $67,125,624 FOR ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND. THE COMBINED PROFORMA IS $154,402,380.

GROSS UNREALIZED APPRECIATION:
PNC NATIONAL TAX-EXEMPT BOND FUND:             $2,584,289
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND:    2,435,079
                                               ----------
COMBINED PROFORMA:                             $5,019,368
GROSS UNREALIZED DEPRECIATION
PNC NATIONAL TAX-EXEMPT BOND FUND:             $ (303,357)
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND:     (351,066)
                                               ----------
COMBINED PROFORMA:                             $ (654,423)
NET UNREALIZED APPRECIATION:
PNC NATIONAL TAX-EXEMPT BOND FUND:             $2,280,932
ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND:    2,084,016
                                               ----------
COMBINED PROFORMA:                             $4,364,948

AMBAC   -- AMBAC ASSURANCE CORPORATION
COP     -- CERTIFICATE OF PARTICIPATION
ETM     -- ESCROWED TO MATURITY
FSA     -- FINANCIAL SECURITY ASSURANCE
GO      -- GENERAL OBLIGATION
LOC     -- LETTER OF CREDIT
MBIA    -- MBIA INSURANCE CO. OF ILLINOIS
PSF-GTD -- PERMANENT SCHOOL FUND - GUARANTEED
RB      -- REVENUE BOND
VRDN    -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON
           MAY 31, 2009, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

** "% OF NET ASSETS" IS THE PERCENTAGE OF NET ASSETS OF THE PRO FORMA COMBINED FUND.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                        Selling Fund                  Acquiring Fund
                                                PNC National Tax-Exempt Bond   Allegiant Intermediate Tax     Pro Forma
                                                            Fund                    Exempt Bond Fund          Combined
                                                ----------------------------    -------------------------   ------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS

                                                        Market Value                   Market Value         Market Value
                                                        ------------                   ------------         ------------
Level 1 - Quoted Prices                                                                    936,808               936,808
Level 2 - Other Significant Observable Inputs            89,557,688                     68,272,832           157,830,520
Level 3 - Significant Unobservable Inputs
                                                         ----------                     ----------           -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                  89,557,688                     69,209,640           158,767,328

                           PNC PRIME MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
U.S. GOVERNMENT
   AGENCY OBLIGATION                         35.80%
FEDERAL FARM CREDIT                           0.95%
FEDERAL FARM CREDIT
   BANK (B)            0.9400% 03/04/2010                                         30,000      30,000,000      30,000      30,000,000
                                                                                          --------------              --------------
                                                                                              30,000,000                  30,000,000
FEDERAL HOME LOAN
   BANK                                      12.33%
FEDERAL HOME LOAN
   BANK (C)            0.2500% 06/02/2009                                         12,000      11,999,915      12,000      11,999,915
FEDERAL HOME LOAN
   BANK (C)            0.2300% 06/12/2009                                         30,000      29,997,892      30,000      29,997,892
FEDERAL HOME LOAN
   BANK (C)            0.3600% 08/26/2009                                          8,250       8,242,905       8,250       8,242,905
FEDERAL HOME LOAN
   BANK (C)            0.3800% 10/20/2009                                         30,000      29,955,350      30,000      29,955,350
FEDERAL HOME LOAN
   BANK (C)            0.4700% 11/02/2009                                         30,000      29,939,683      30,000      29,939,683
FEDERAL HOME LOAN
   BANK                4.5000% 10/09/2009                                         19,500      19,764,920      19,500      19,764,920
FEDERAL HOME LOAN
   BANK (B)            0.9200% 10/23/2009                                         10,000      10,011,414      10,000      10,011,414
FEDERAL HOME LOAN
   BANK (B)            0.4760% 11/23/2009                                         20,000      20,020,158      20,000      20,020,158
FEDERAL HOME LOAN
   BANK (B)            1.0590% 09/18/2009                                         21,000      21,023,325      21,000      21,023,325
FEDERAL HOME LOAN
   BANK (B)            0.3250% 01/08/2010                                         30,000      29,952,678      30,000      29,952,678
FEDERAL HOME LOAN
   BANK (B)            0.3060% 01/13/2010                                         30,000      29,956,154      30,000      29,956,154
FEDERAL HOME LOAN
   BANK                2.7000% 09/23/2009                                         30,000      30,155,987      30,000      30,155,987
FEDERAL HOME LOAN
   BANK (B)            1.1260% 10/05/2009                 8,000    7,999,113      45,000      45,047,097      53,000      53,046,210
FEDERAL HOME LOAN
   BANK (B)            1.0640% 10/13/2009                                         16,800      16,841,998      16,800      16,841,998
FEDERAL HOME LOAN
   BANK (B)            1.0390% 07/13/2010                 8,000    7,997,829                                   8,000       7,997,829
FEDERAL HOME LOAN
   BANK (B)            0.8700% 02/23/2010                                         20,000      20,000,000      20,000      20,000,000
FEDERAL HOME LOAN
   BANK (F)            1.0500% 02/23/2010                 5,000    4,997,737                                   5,000       4,997,737
FEDERAL HOME LOAN
   BANK (F)            0.7000% 04/30/2010                 3,500    3,500,384                                   3,500       3,500,384
FEDERAL HOME LOAN
   BANK (F)            0.5200% 06/25/2010                 6,500    6,496,750                                   6,500       6,496,750
FEDERAL HOME LOAN
   BANK (D) (F)        0.6500% 06/10/2010                 6,300    6,300,000                                   6,300       6,300,000
                                                                 -----------              --------------              --------------
                                                                  37,291,813                 352,909,476                 390,201,289
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION                               11.15%
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)
   (MTN)               0.2890% 09/21/2009                                         30,000      29,993,952      30,000      29,993,952
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     1.0870% 09/25/2009                                         30,000      30,027,641      30,000      30,027,641
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     0.2463% 09/28/2009                 7,500    7,492,657                                   7,500       7,492,657
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     0.2610% 10/19/2009                                         45,000      44,977,574      45,000      44,977,574
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     0.2140% 12/23/2009                                         18,000      17,975,102      18,000      17,975,102
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (D)
   (F)                 1.0000% 12/30/2009                 5,000    5,000,000                                   5,000       5,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     1.0388% 07/12/2010                 6,000    6,000,000                                   6,000       6,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     0.8160% 02/09/2010                                         30,000      30,000,000      30,000      30,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (B)     1.1875% 12/31/2010                 6,000    6,000,223                                   6,000       6,000,223

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     1.0000% 06/01/2009                                         30,000      30,000,000      30,000      30,000,000
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     0.4000% 06/24/2009                                         14,500      14,496,294      14,500      14,496,294
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     1.0200% 06/25/2009                                         30,000      29,979,600      30,000      29,979,600
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     0.2300% 07/06/2009                                         30,000      29,993,292      30,000      29,993,292
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     0.5200% 09/14/2009                                         30,000      29,954,500      30,000      29,954,500
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     0.7000% 10/13/2009                                         26,247      26,178,612      26,247      26,178,612
FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION (C)     0.9300% 02/05/2010                                         15,000      14,903,513      15,000      14,903,513
                                                                 -----------              --------------              --------------
                                                                  24,492,880                 328,480,080                 352,972,960
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION                               11.36%
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.3600% 06/02/2009                                         15,000      14,999,850      15,000      14,999,850
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.9500% 06/03/2009                                         30,000      29,998,417      30,000      29,998,417
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION(C)      0.1600% 06/12/2009                                         10,000       9,999,511      10,000       9,999,511
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.4000% 07/01/2009                                         11,985      11,981,005      11,985      11,981,005
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.1400% 07/08/2009                                         27,000      26,996,115      27,000      26,996,115
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.1500% 07/08/2009                                          1,600       1,599,753       1,600       1,599,753
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.5000% 08/03/2009                                         30,000      29,973,750      30,000      29,973,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.5300% 09/09/2009                                         15,000      14,977,917      15,000      14,977,917
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.7000% 09/14/2009                                         30,000      29,938,750      30,000      29,938,750
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.4250% 09/23/2009                                         20,000      19,973,083      20,000      19,973,083
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.8500% 11/10/2009                                         30,000      29,885,250      30,000      29,885,250
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.9000% 01/04/2010                                         30,000      29,837,250      30,000      29,837,250
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (C)     0.5300% 01/19/2010                                         30,000      29,897,533      30,000      29,897,533
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)     0.7000% 10/22/2010                 8,000    8,000,000                                   8,000       8,000,000
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (F)     5.1250% 07/13/2009                 4,500    4,510,453                                   4,500       4,510,453
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)     1.0520% 01/21/2010                                         30,000      30,085,447      30,000      30,085,447
FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION (B)     0.8825% 02/12/2010                 7,000    6,989,636      30,000      29,947,553      37,000      36,937,189
                                                                 -----------              --------------              --------------
                                                                  19,500,089                 340,091,184                 359,591,273
COMMERCIAL PAPER                             30.27%
ASSET BACKED
   SECURITIES                                 4.32%
AMSTERDAM FUNDING
   CORP. (A) (F)       0.5200% 06/22/2009                14,500   14,495,602                                  14,500      14,495,602
BARTON CAPITAL LLC
   (A) (F)             0.4300% 06/03/2009                14,600   14,599,651                                  14,600      14,599,651
CANCARA ASSET
   SECURITIZATION
   LLC (A) (F)         0.4000% 06/18/2009                12,500   12,497,639                                  12,500      12,497,639
EDISON ASSET
   SECURITIZATION
   LLC (A) (F)         0.4000% 06/15/2009                 8,000    7,998,756                                   8,000       7,998,756
ENTERPRISE FUNDING
   LLC (A) (F)         0.3000% 07/10/2009                 8,500    8,497,238                                   8,500       8,497,238
ENTERPRISE FUNDING
   LLC (A) (F)         0.4000% 06/02/2009                 5,500    5,499,939                                   5,500       5,499,939
FAIRWAY FINANCE
   CORP. (A) (F)       0.4000% 06/17/2009                15,000   14,997,333                                  15,000      14,997,333
PARK AVENUE
   RECEIVABLES (A)
   (F)                 0.3500% 06/10/2009                14,500   14,498,731                                  14,500      14,498,731
SHEFFIELD
   RECEIVABLES (A)
   (F)                 0.3500% 07/02/2009                15,000   14,995,479                                  15,000      14,995,479
STARBIRD FUNDING
   CORP. (A) (F)       0.3000% 06/11/2009                14,500   14,498,792                                  14,500      14,498,792
VARIABLE FUNDING
   CAPITAL (A) (F)     0.3500% 06/24/2009                14,000   13,996,869                                  14,000      13,996,869
                                                                 -----------                                          --------------
                                                                 136,576,029                                             136,576,029
BANKING                                       3.03%
JPMORGAN CHASE & CO.
   (F)                 0.1800% 06/16/2009                12,000   11,999,100                                  12,000      11,999,100
JPMORGAN CHASE & CO.
   (F)                 0.2200% 06/18/2009                                         10,000       9,998,961      10,000       9,998,961
JPMORGAN CHASE & CO.
   (F)                 0.2200% 06/19/2009                                         25,000      24,997,250      25,000      24,997,250
SCOTIABANC (F)         0.3200% 07/02/2009                                         20,000      19,994,833      20,000      19,994,833

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
SCOTIABANC (F)         0.2600% 07/17/2009                                         15,000      14,995,017      15,000      14,995,017
UBS FINANCE DELAWARE
   LLC (F)             0.6200% 07/17/2009                14,000   13,988,909                                  14,000      13,988,909
                                                                 -----------              --------------              --------------
                                                                  25,988,009                  69,986,061                  95,974,070
COMMERICAL SERVICES                           1.02%
HARVARD UNIVERSITY (F) 0.2000% 06/25/2009                                          7,293       7,291,930       7,293       7,291,930
YALE UNIVERSITY (F)    0.6500% 06/16/2009                                         25,000      24,993,229      25,000      24,993,229
                                                                                          --------------              --------------
                                                                                              32,285,159                  32,285,159
CONSUMER STAPLES                              2.28%
COCA-COLA CO. (A) (F)  0.3000% 07/08/2009                12,000   11,996,300                                  12,000      11,996,300
COCA-COLA CO. (F)      0.4000% 06/01/2009                                         30,000      30,000,000      30,000      30,000,000
NESTLE CAPITAL (F)     0.3500% 06/08/2009                                         30,000      29,997,958      30,000      29,997,958
                                                                 -----------              --------------              --------------
                                                                  11,996,300                  59,997,958                  71,994,258
FINANCE-AUTOMOTIVE                            3.04%
AMERICAN HONDA
   FINANCE CORP. (F)   0.6500% 06/04/2009                10,000    9,999,458                                  10,000       9,999,458
AMERICAN HONDA
   FINANCE CORP. (F)   0.6000% 06/15/2009                 4,000    3,999,067                                   4,000       3,999,067
AMERICAN HONDA
   FINANCE CORP. (F)   0.4500% 07/16/2009                                         17,375      17,365,227      17,375      17,365,227
AMERICAN HONDA
   FINANCE CORP. (F)   0.6500% 08/05/2009                                         15,000      14,982,396      15,000      14,982,396
TOYOTA MOTOR CREDIT
   CORP. (F)           0.2500% 06/09/2009                                         25,000      24,998,611      25,000      24,998,611
TOYOTA MOTOR CREDIT
   CORP. (F)           0.3000% 06/15/2009                15,000   14,998,250                                  15,000      14,998,250
TOYOTA MOTOR CREDIT
   CORP. (F)           0.3000% 07/23/2009                                         10,000       9,995,667      10,000       9,995,667
                                                                 -----------              --------------              --------------
                                                                  28,996,775                  67,341,901                  96,338,676
FINANCIAL SERVICES                            6.61%
BNP PARIBAS FINANCE
   (F)                 0.2800% 06/15/2009                                         25,000      24,997,278      25,000      24,997,278
BNP PARIBAS FINANCE,
   INC. (F)            1.0200% 07/07/2009                 5,975    5,968,906                                   5,975       5,968,906
CBA (DELAWARE)
   FINANCE (F)         0.3500% 06/09/2009                12,000   11,999,067                                  12,000      11,999,067
CBA (DELAWARE)
   FINANCE (F)         0.4000% 07/06/2009                 5,000    4,998,056                                   5,000       4,998,056
GENERAL ELECTRIC
   CAPITAL CORP.       0.2400% 06/16/2009                12,000   11,998,800                                  12,000      11,998,800
KFW (A) (F)            0.1800% 06/16/2009                14,000   13,998,950                                  14,000      13,998,950
PACCAR FINANCIAL (F)   0.3200% 07/27/2009                                         12,000      11,994,027      12,000      11,994,027
PACCAR FINANCIAL (F)   0.2800% 08/14/2009                                         15,200      15,191,252      15,200      15,191,252
RABOBANK USA FINANCE
   CORP. (F)           0.7300% 06/01/2009                 6,000    6,000,000                                   6,000       6,000,000
RABOBANK USA FINANCE
   CORP. (F)           0.6400% 07/01/2009                 4,000    3,997,867                                   4,000       3,997,867
RABOBANK USA
   FINANCIAL (F)       0.4000% 07/31/2009                                         30,000      29,980,000      30,000      29,980,000
STRAIGHT-A FUNDING
   LLC (F)             0.4300% 08/14/2009                 7,500    7,493,371                                   7,500       7,493,371
STRAIGHT-A FUNDING
   LLC (F)             0.4300% 08/10/2009                                         10,000       9,991,639      10,000       9,991,639
STRAIGHT-A FUNDING
   LLC (F)             0.3200% 07/24/2009                                         25,697      25,684,894      25,697      25,684,894
WAL-MART FUNDING (F)   0.3000% 06/02/2009                                         25,000      24,999,792      25,000      24,999,792
                                                                 -----------              --------------              --------------
                                                                  66,455,017                 142,838,882                 209,293,899
HEALTHCARE                                    0.95%
JOHNSON & JOHNSON (F)  0.3200% 06/03/2009                                         30,000      29,999,467      30,000      29,999,467
                                                                                          --------------              --------------
                                                                                              29,999,467                  29,999,467
INFORMATION
   TECHNOLOGY                                 0.63%

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
MICROSOFT (F)          0.1600% 07/15/2009                                         20,000      19,996,089      20,000      19,996,089
                                                                                          --------------              --------------
                                                                                              19,996,089                  19,996,089
INSURANCE                                     0.19%
NEW YORK LIFE
   CAPITAL (F)         0.3000% 07/08/2009                                          6,000       5,998,150       6,000       5,998,150
                                                                                          --------------              --------------
                                                                                               5,998,150                   5,998,150
U.S. GOVERNMENT
   AGENCY BACKED
   TEMPORARY
   LIQUIDITY
   GUARANTEE
   PROGRAM - 8.20%
BANK OF AMERICA
   (TLGP) (FDIC) (F)   0.2900% 06/24/2009                                         30,000      29,994,442      30,000      29,994,442
BANK OF AMERICA
   (TLGP) (FDIC) (F)   0.2300% 08/04/2009                                         30,000      29,987,733      30,000      29,987,733
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)   1.1394% 07/30/2010                 3,500    3,500,000                                   3,500       3,500,000
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)   0.2300% 06/05/2009                                         30,000      29,999,233      30,000      29,999,233
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)   0.2200% 07/02/2009                                         10,000       9,998,106      10,000       9,998,106
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)   0.2000% 07/09/2009                                         25,000      24,994,722      25,000      24,994,722
CITIGROUP FUNDING
   (TLGP) (FDIC) (F)   0.2100% 07/27/2009                14,000   13,995,427                                  14,000      13,995,427
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)          0.5000% 06/01/2009                 6,000    6,000,000                                   6,000       6,000,000
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)          0.5000% 06/12/2009                                         30,000      29,995,417      30,000      29,995,417
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)          0.2400% 06/17/2009                                         30,000      29,996,800      30,000      29,996,800
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)          0.2300% 07/29/2009                                         25,000      24,990,736      25,000      24,990,736
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)          0.2500% 09/18/2009                 6,000    5,995,458                                   6,000       5,995,458
GENERAL ELECTRIC
   CAPITAL (TLGP)
   (FDIC) (F)          1.2069% 07/08/2010                 2,000    2,000,000                                   2,000       2,000,000
GOLDMAN SACHS GROUP,
   INC., ( TLGP)
   (FDIC) (F)          1.7644% 12/03/2010                 3,500    3,523,805                                   3,500       3,523,805
SWEDISH EXPORT
   CREDIT (F)          0.9000% 07/20/2009                14,500   14,482,238                                  14,500      14,482,238
                                                                 -----------              --------------              --------------
                                                                  49,496,928                 209,957,189                 259,454,117
CORPORATE BOND                                7.81%
BANKS                                         3.63%
BANK OF AMERICA (A)
   (B)                 1.3970% 10/02/2009                                         30,000      30,000,000      30,000      30,000,000
ROYAL BANK OF CANADA
   (A) (B)             1.1830% 10/15/2009                                         30,000      30,000,000      30,000      30,000,000
SVENSKA
   HANDELSBANKEN AB
   (A) (B)             1.3960% 08/06/2009                                         25,000      25,000,000      25,000      25,000,000
WELLS FARGO (A) (B)    0.4940% 07/15/2009                                         30,000      30,000,025      30,000      30,000,025
                                                                                          --------------              --------------
                                                                                             115,000,025                 115,000,025
CONSUMER
   DISCRETIONARY                              0.38%
PROCTER & GAMBLE
   INTERNATIONAL (A)
   (B)                 1.1760% 07/06/2009                                         12,000      12,000,183      12,000      12,000,183
                                                                                          --------------              --------------
                                                                                              12,000,183                  12,000,183
ENERGY                                        0.95%
BP AMI LEASING (A)
   (B)                 1.2360% 06/26/2009                                         30,000      30,000,118      30,000      30,000,118
                                                                                          --------------              --------------
                                                                                              30,000,118                  30,000,118
FINANCIAL SERVICES                            1.26%
BP CAPITAL MARKETS
   PLC (B)             1.4425% 01/11/2010                10,000   10,000,000                                  10,000      10,000,000
GENERAL ELECTRIC
   CAPITAL (B)         1.4200% 06/15/2009                                         30,000      30,000,937      30,000      30,000,937
                                                                 -----------              --------------              --------------
                                                                  10,000,000                  30,000,937                  40,000,937
INDUSTRIALS                                   0.95%

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
IBM INTERNATIONAL
   GROUP CAPITAL LLC
   (A) (B)             0.8810% 09/25/2009                                         30,000      30,018,534      30,000      30,018,534
                                                                                          --------------              --------------
                                                                                              30,018,534                  30,018,534
INSURANCE                                     0.63%
PRINCIPAL LIFE
   INCOME FUNDING
   TRUSTS (B) (MTN)    1.3990% 10/09/2009                                         20,000      19,994,016      20,000      19,994,016
                                                                                          --------------              --------------
                                                                                              19,994,016                  19,994,016
FUNDING AGREEMENTS                            1.90%
New York Life
   Funding Agreement
   (B) (E)             1.3580% 06/04/2009                                         30,000      30,000,000      30,000      30,000,000
METROPOLITAN LIFE
   FUNDING AGREEMENT
   (B) (E)             1.6690% 10/14/2009                                         30,000      30,000,000      30,000      30,000,000
                                                                                          --------------              --------------
                                                                                              60,000,000                  60,000,000
U.S TREASURY
   OBLIGATIONS                                3.32%
U.S TREASURY BILLS                            2.84%
U.S. TREASURY BILLS
   (F)                 0.1550% 09/03/2009                                         30,000      29,987,898      30,000      29,987,898
U.S. TREASURY BILLS
   (F)                 0.1700% 09/15/2009                                         30,000      29,985,028      30,000      29,985,028
U.S. TREASURY BILLS
   (F)                 0.2150% 06/11/2009                                         30,000      29,998,213      30,000      29,998,213
                                                                                          --------------              --------------
                                                                                              89,971,139                  89,971,139
U.S TREASURY NOTES                            0.48%
U.S. TREASURY NOTES    4.0000% 08/31/2009                                         15,000      15,141,291      15,000      15,141,291
                                                                                          --------------              --------------
                                                                                              15,141,291                  15,141,291
CERTIFICATES OF
   DEPOSITS                                   4.81%
YANKEE                                        4.81%
ABBEY NATIONAL
   TREASURY SERVICE
   (B)                 1.2700% 08/13/2009                10,000   10,000,000                                  10,000      10,000,000
BNP PARIBAS (F)        0.7400% 07/06/2009                13,000   13,000,377                                  13,000      13,000,377
BANK OF MONTREAL CH
   (B)                 0.9910% 08/25/2009                                         30,000      30,000,000      30,000      30,000,000
BARCLAYS BANK PLC (B)  1.4663% 11/04/2009                 7,000    7,000,000                                   7,000       7,000,000
CIBC (F)               0.8000% 07/03/2009                11,000   11,000,000                                  11,000      11,000,000
DEUTSCHE BANK AG (F)   0.5500% 08/03/2009                 7,000    7,003,059                                   7,000       7,003,059
LLOYDS BANK PLC (F)    0.6100% 07/15/2009                13,000   13,000,317                                  13,000      13,000,317
ROYAL BANK OF CANADA
   NY                  0.5400% 06/16/2009                                         15,000      15,000,000      15,000      15,000,000
ROYAL BANK OF
   SCOTLAND PLC (F)    1.3600% 06/04/2009                15,100   15,100,000                                  15,100      15,100,000
SOCIETE GENERALE (F)   1.0000% 06/12/2009                16,000   16,000,000                                  16,000      16,000,000
US BANK NA
   CINCINNATI (F)      0.8000% 07/22/2009                15,000   15,000,000                                  15,000      15,000,000
                                                                 -----------              --------------              --------------
                                                                 107,103,753                  45,000,000                 152,103,753
REPURCHASE AGREEMENTS                        14.16%
MORGAN STANLEY
   SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $14,000,163
   COLLATERALIZED BY
   $14,210,000
   (VALUE
   $14,273,828) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   5.82%, DUE
   3/17/23)            0.1400% 06/01/2009                14,000   14,000,000                                  14,000      14,000,000
BANK OF AMERICA
   SECURITIES, LLC
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $14,000,175
   COLLATERALIZED BY
   $14,235,000
   (VALUE
   $14,305,012) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   INTEREST RATE
   0.93%, DUE
   3/30/10)            0.1500% 06/01/2009                14,000   14,000,000                                  14,000      14,000,000

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
WACHOVIA SECURITIES
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $42,000,595
   COLLATERALIZED BY
   $42,000,000 (VALUE
   $43,369,114) U.S.
   GOVERNMENT AGENCY
   OBLIGATIONS,
   INTEREST RATE 5.00%
   - 5.35%, DUE
   11/1/16 - 3/12/22)   0.17%  06/01/2009                15,000   15,000,000                                  15,000      15,000,000
BANK OF AMERICA
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $85,001,204,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION
   BONDS, 5.000% TO
   6.000%, DUE
   05/01/38 TO
   04/01/39, TOTAL
   MARKET VALUE
   $86,700,000)        0.1500% 06/01/2009                                         85,000      85,000,000      85,000      85,000,000
BARCLAYS
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $41,000,513,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION
   NOTE, 1.039%, DUE
   07/14/10, TOTAL
   MARKET
   VALUE $41,820,558)  0.1500% 06/01/2009                                         41,000      41,000,000      41,000      41,000,000
DEUTSCHE BANK
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $90,001,350,
   COLLATERALIZED BY
   FEDERAL HOME LOAN
   MORTGAGE
   CORPORATION
   BONDS AND GOVERNMENT
   NATIONAL MORTGAGE
   ASSOCIATION BONDS,
   4.500% TO 7.000%,
   DUE
   05/15/23 TO
   05/01/39, TOTAL
   MARKET VALUE
   $91,800,001)        0.1800% 06/01/2009                                         90,000      90,000,000      90,000      90,000,000
GOLDMAN SACHS (TL
   (FDIC)
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $75,001,125,
   COLLATERALIZED BY
   JP MORGAN CHASE &
   CO. (TLGP) (FDIC),
   1.416% TO 3.125%,
   DUE 12/01/11 TO
   12/26/12,
   TOTAL MARKET VALUE
   $76,500,000)        0.1800% 06/01/2009                                         75,000      75,000,000      75,000      75,000,000
GREENWICH CAPITAL
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $85,001,275,
   COLLATERALIZED BY
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION
   MEDIUM TERM NOTES,
   FEDERAL HOME LOAN
   BANK NOTES AND
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION BONDS,
   3.875% TO 5.375%,
   DUE
   05/14/10 TO
   11/15/11, TOTAL
   MARKET VALUE
   $86,701,143)        0.1800% 06/01/2009                                         85,000      85,000,000      85,000      85,000,000
JPMORGAN
   (AGREEMENT DATED
   5/29/09 TO BE
   REPURCHASED AT
   $14,000,175
   COLLATERALIZED BY
   $14,271,000
   (VALUE
   $14,289,856) U.S.
   GOVERNMENT AGENCY
   OBLIGATION,
   FLOATING RATE
   NOTE, DUE 2/1/11)   0.1500% 06/01/2009                14,000   14,000,000                                  14,000      14,000,000

                                                           TARGET FUND              ACQUIRING FUND
                                                      PNC PRIME MONEY MARKET        ALLEGIANT MONEY                PRO FORMA
                                                               FUND                   MARKET FUND                  COMBINED
                                                     -----------------------  --------------------------  --------------------------
                                           % OF NET   SHARES /      MARKET     SHARES /       MARKET       SHARES /        MARKET
                                            ASSETS   PAR (000)      VALUE      PAR (000)       VALUE       PAR (000)       VALUE
                                           --------  ----------  -----------  ----------  --------------  ----------  --------------
UBS SECURITIES
   (AGREEMENT DATED
   05/29/09, DUE
   06/01/09,
   REPURCHASE PRICE
   $15,000,213,
   COLLATERALIZED BY
   FEDERAL NATIONAL
   MORTGAGE
   ASSOCIATION BONDS,
   6.500%,
   DUE 07/01/37
   TO 05/01/39, TOTAL
   MARKET VALUE
   $15,303,091)        0.1700% 06/01/2009                                         15,000      15,000,000      15,000      15,000,000
                                                                 -----------              --------------              --------------
                                                                  57,000,000                 391,000,000                 448,000,000
AFFILIATED MONEY
   MARKET FUND                                1.50%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL
   MONEY MARKET FUND                                                          47,602,266      47,602,266  47,602,266      47,602,266
                                                                                          --------------              --------------
                                                                                              47,602,266                  47,602,266
MONEY MARKET FUND                             1.65%
GOLDMAN SACHS
   FINANCIAL SQUARE
   PRIME OBLIGATIONS
   FUND                                              24,946,151   24,946,151                              24,946,151      24,946,151
JPMORGAN PRIME MONEY
   MARKET FUND                                       27,330,592   27,330,592                              27,330,592      27,330,592
MORGAN STANLEY
   INSTITUTIONAL
   LIQUIDITY PRIME
   FUND                                                  49,596       49,596                                  49,596          49,596
                                                                 -----------                                          --------------
                                                                  52,326,339                                              52,326,339
                                                                 -----------                                          --------------
TOTAL INVESTMENT AT
   MARKET                                   101.21%              627,223,932               2,575,610,105               3,202,834,037
                                                                 -----------              --------------              --------------
TOTAL INVESTMENT AT
   COST (G)                                                      627,223,932               2,575,610,105               3,202,834,037
                                                                 -----------              --------------              --------------

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OR SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR OTHERWISE RESTRICTED AS TO RESALE. THE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THE ADVISER, USING PROCEDURES APPROVED BY THE BOARD OF DIRECTORS, HAS DEEMED THESE SECURITIES TO BE LIQUID. THESE SECURITIES REPRESENT $170,064,650 OR 27.7% OF NET ASSETS FOR THE PNC PRIME MONEY MARKET FUND AND $187,018,860 OR 7.3% OF NET ASSETS. THE COMBINED PROFORMA AS OF MAY 31, 2009 IS $357,083,510 OR 11.3%.

B) VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009. THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET DATE.

(C)  ZERO COUPON BOND -- THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

(D)  SECURITY IS CALLABLE @ 100

(E) ILLIQUID, RESTRICTED SECURITY. THESE SECURITIES REPRESENT $19,023,805 OR 3.1% OF NET ASSETS FOR THE PNC PRIME MONEY MARKET FUND AND $60,000,000 OR 2.4% OF NET ASSETS FOR THE ALLEGIANT MONEY MARKET FUND. THE COMBINED PROFORMA IS $79,023,805 OR 2.5% OF NET ASSETS AS OF MAY 31, 2009

(F)  RATE DISCLOSED REPRESENTS YIELD AT THE TIME OF PURCHASE.

(G)  AGGREGATE COST FOR FINANCIAL REPORTING AND FEDERAL INCOME TAX PURPOSES.

DN --DISCOUNT NOTE
FDIC--FEDERAL DEPOSIT INSURANCE CORPORATION
LLC--LIMITED LIABILITY COMPANY
MTN--MEDIUM TERM NOTE
TLGP--TEMPORARY LIQUIDITY GUARANTEE PROGRAM

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                  Selling Fund     Acquiring Fund
                                                PNC Prime Money   Allegiant Money     Pro Forma
                                                  Market Fund       Market Fund        Combined
                                                ---------------   ---------------   -------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                  Market Value      Market Value     Market Value
                                                  ------------     -------------    -------------
Level 1 - Quoted Prices                            52,326,339         47,602,266       99,928,605
Level 2 - Other Significant Observable Inputs     574,897,593      2,528,007,839    3,102,905,432
Level 3 - Significant Unobservable Inputs
                                                  -----------      -------------    -------------
TOTAL ASSETS - INVESTMENT IN SECURITIES           627,223,932      2,575,610,105    3,202,834,037

                    PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                     PAR
                                                    (000)             VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS --100.8%
ALASKA -- 1.3%
Valdez Marine Terminal, RB, BP Pipelines,
   Inc., Ser B, VRDB, 0.13%, 7/1/37(a)         $         1,000   $     1,000,000
                                                                 ---------------
ARIZONA -- 4.8%
Arizona School Facilities Board RB, State
   School Improvement, Prerefunded 7/1/11
   @ 100,
   5.50%, 7/1/12                                         1,395         1,525,572
Arizona State Transportation Board
   Highway RB,
   5.25%, 7/1/13                                         1,000         1,070,880
University of Arizona, University RB,
   Refunding System, INS: FSA,
   5.25%, 6/1/09                                         1,050         1,050,000
                                                                 ---------------
                                                                       3,646,452
                                                                 ---------------
CALIFORNIA -- 0.1%
California State, Variable Purpose, GO,
   5.00%, 3/1/12                                            40            42,558
                                                                 ---------------
COLORADO -- 1.4%
Regional Transportation District, Sales Tax
   RB, Ser B, INS: AMBAC,
   5.25%, 11/1/11                                        1,000         1,093,950
                                                                 ---------------
DISTRICT OF COLUMBIA -- 1.4%
District of Columbia, Income Tax RB,
   Ser B,
   5.00%, 12/1/12                                        1,000         1,106,470
                                                                 ---------------
FLORIDA -- 6.1%
Citizens Property Insurance Corp., Senior
   Secured High Activity, Ser A-1, RB,
   6.00%, 6/1/16                                         1,800         1,880,316
Citizens Property Insurance
   Corporation, Senior Secured High Risk
   Notes, Ser A-2, RN, INS: GO of
   Corporation,
   4.50%, 6/1/09                                         1,000         1,000,000

Florida State Division of Bond Finance
   Department General Services RB,
   Environmental Protection-Preservation,
   Ser 2000-B, INS: FSA,
   5.25%, 7/1/13                                         1,810         1,815,231
                                                                 ---------------
                                                                       4,695,547
                                                                 ---------------
HAWAII -- 1.9%
Hawaii State, Ser DE, GO, INS:
   National-RE,
   5.00%, 10/1/12                                        1,340         1,484,747
                                                                 ---------------
ILLINOIS -- 6.1%
Chicago Park District, Limited Tax, Ser C,
   GO, Prerefunded 7/1/11 @ 100, INS: FGIC,
   5.50%, 1/1/20                                         1,500         1,638,780
Chicago, Variable Projects, Ser B-1, GO,
   VRDB,
   0.15%, 1/1/34(a)                                        900           900,000

                                                     PAR
                                                    (000)             VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
Illinois Finance Authority RB, Art Institute
   of Chicago, Ser A,
   5.25%, 3/1/19                               $         1,000   $     1,059,380
Illinois State Sales Tax RB,
   5.38%, 6/15/13                                        1,000         1,068,770
                                                                 ---------------
                                                                       4,666,930
                                                                 ---------------
KANSAS -- 1.3%
Olathe Health Facilities RB, Olathe Medical
   Center, Mandatory put 3/1/13 @ 100,
   Ser A,
   4.13%, 9/1/37(a)                                      1,000         1,005,750
                                                                 ---------------
MARYLAND -- 7.3%
Anne Arundel County, Refunding, Consolidated
   Water & Sewer, GO,
   5.00%, 3/1/14                                         1,000         1,135,600
Baltimore, Waste Water Project, Ser B, RB,
   Prerefunded 7/1/15 @ 100, INS:
   National-RE,
   5.00%, 7/1/30                                           500           578,305
Carroll County, CPI, GO,
   5.00%, 11/1/11                                        1,000         1,093,040
Maryland State, State and Local Facilities
   Loan, 2nd Ser, GO,
   5.00%, 8/1/15                                         1,395         1,619,735

Maryland Water Quality Financing
   Administration, Revolving Loan Fund RB,
   Ser A,
   5.00%, 3/1/14                                         1,000         1,124,500
                                                                 ---------------
                                                                       5,551,180
                                                                 ---------------
MASSACHUSETTS -- 3.1%
Massachusetts State Development Finance
   Agency RB, Phillips Academy,
   5.00%, 9/1/14                                           780           890,503
Massachusetts State Health & Educational
   Facilities Authority RB, Simmons College,
   Ser F, Prerefunded 10/1/13 @ 100, INS:
   FGIC GO of Institution,
   5.00%, 10/1/33                                        1,295         1,465,603
                                                                 ---------------
                                                                       2,356,106
                                                                 ---------------
MICHIGAN -- 6.6%
Detroit, Revenue Antic Notes, RN,
   5.00%, 3/1/10                                         1,000         1,008,180
Detroit, Ser A, GO, INS: XLCA,
   5.25%, 4/1/18                                         1,000           826,460
Michigan State Building Authority RB,
   Refunding Facilities Program, Ser 1,
   5.25%, 10/15/13                                       1,030         1,037,910
University of Michigan, Ser A, RB, VRDB,
   0.25%, 12/1/37(a)                                       300           300,000

                                                     PAR
                                                    (000)             VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
Woodhaven Brownstown School District,
   GO, Prerefunded 5/1/12 @ 100, INS:
   Q-SBLF,
   5.38%, 5/1/16                               $         1,710   $     1,904,256
                                                                 ---------------
                                                                       5,076,806
                                                                 ---------------
MINNESOTA -- 2.8%
Minneapolis Health Care Systems RB, Allina
   Health System, Ser A, Prerefunded
   11/15/12 @ 100,
   6.00%, 11/15/23                                       1,000         1,150,010
Scott County, Grant Anticipation Notes, GO,
   4.00%, 12/1/10                                        1,000         1,010,280
                                                                 ---------------
                                                                       2,160,290
                                                                 ---------------

MISSOURI -- 2.6%
Missouri State Highways & Transit
   Commission, State Road RB, Ser A,
   5.00%, 2/1/13                                         1,800         1,955,340
                                                                 ---------------
NEVADA -- 4.0%
Nevada State, Refunding, Ser A, GO,
   5.00%, 7/1/13                                         1,080         1,082,020
Reno Sales Tax RB, Senior Lien, Reno
   Project, VRBD, LOC: Bank of New York,
   0.25%, 6/1/42(a)                                      2,000         2,000,000
                                                                 ---------------
                                                                       3,082,020
                                                                 ---------------
NEW JERSEY -- 2.1%
New Jersey State Transportation Trust
   Fund Authority, Transportation System,
   Ser B, RB, ETM, INS: National-RE,
   6.50%, 6/15/10                                        1,500         1,592,160
                                                                 ---------------
NEW YORK -- 8.5%
Erie County, Public Improvements, Ser A, GO,
   INS: National-RE,
   5.00%, 12/1/14                                        1,000         1,052,410
Nassau County Interim Finance Authority,
   Sales Tax, Ser A, RB,
   5.00%, 11/15/13                                       1,000         1,121,670
New York City, Ser G, GO
    5.00%, 8/1/09                                        1,130         1,137,887
    5.00%, 8/1/11                                          750           798,983
Tobacco Settlement Financing Corp., Asset
   Backed, Ser A-1, RB,
   5.50%, 6/1/16                                         1,300         1,326,091
Tobacco Settlement Financing Corp., Asset
   Backed, Ser B, RB,
   5.00%, 6/1/12                                         1,000         1,052,180
                                                                 ---------------
                                                                       6,489,221
                                                                 ---------------

                                                     PAR
                                                    (000)             VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS -- CONTINUED
NORTH CAROLINA -- 5.5%
Charlotte-Mecklenburg Hospital Authority,
   Carolinas Healthcare System RB, Ser A,
   Prerefunded 1/15/15 @ 100,
   5.00%, 1/15/45                              $         1,500   $     1,718,175
North Carolina State, Highway Improvement,
   GO,
   5.00%, 5/1/14                                         1,000         1,113,500

University of North Carolina, University RB,
   Refunding, Ser B,
   5.00%, 12/1/11                                        1,250         1,368,000
                                                                 ---------------
                                                                       4,199,675
                                                                 ---------------
OHIO -- 3.0%
Ohio State Water Development Authority RB,
   Ser A,
   5.00%, 6/1/12                                         1,145         1,261,561
Ohio State, Major New State Infrastructure
   Project RB, Ser 2008-1,
   5.00%, 6/15/11                                        1,000         1,073,170
                                                                 ---------------
                                                                       2,334,731
                                                                 ---------------
PENNSYLVANIA -- 8.7%
Allegheny County Hospital Development
   Authority RB, University of Pittsburgh
   Medical Center, Ser A,
   5.00%, 9/1/10                                         1,000         1,042,970
Pennsylvania State Higher Educational
   Facilties Authority, University of
   Scraton, RB,
   5.00%, 5/1/11                                         1,000         1,058,670
Pennsylvania State Higher Eductational
   Facilities Authority, College &
   University RB, Marywood University
   Program, Prerefunded 6/1/10 @ 100, INS:
   National-RE,
   5.50%, 6/1/18                                         1,430         1,498,926
Pennsylvania State, Fourth Ser, GO,
   5.00%, 7/1/14                                         1,800         2,044,566
Philadelphia Parking Authority,
   Parking RB,
   5.00%, 9/1/12                                         1,000         1,031,310
                                                                 ---------------
                                                                       6,676,442
                                                                 ---------------
PUERTO RICO -- 1.4%
Puerto Rico Commonwealth Highway &
   Transportation Authority, RB, Ser Y,
   6.25%, 7/1/13                                         1,000         1,049,680
                                                                 ---------------
RHODE ISLAND -- 1.5%
Rhode Island State & Providence Plantations,
   Refunding Consolidated Capital
   Development Loan, Ser A, GO,
   5.00%, 7/15/13                                        1,000         1,119,230
                                                                 ---------------

                                                     PAR
                                                    (000)             VALUE
                                               ---------------   ---------------
MUNICIPAL BONDS -- CONTINUED
SOUTH CAROLINA -- 2.1%
South Carolina State Public Service
   Authority Revenue, Ser A, RB, INS: FSA,
   5.00%, 1/1/13                               $         1,460   $     1,607,299
                                                                 ---------------
TEXAS -- 10.6%
Harris County, Cultural Education,
   Facilities Finance Corporate RB,
   5.00%, 6/1/13                                         1,800         1,930,356
Houston Health Facilities Development Corp.,
   Retirement Facility RB, Buckingham Senior
   Living Community, Ser A, Prerefunded
   2/15/14 @ 101,
   7.13%, 2/15/34                                        1,000         1,211,250
Houston, Ser E, GO, INS: AMBAC,
   5.00%, 3/1/15                                         1,000         1,128,400
Tarrant County Cultural Education Facilities
   Finance Corp., Texas Health Resources,
   Ser G, RB, VRDB, SPA: Bank of America
   N.A.,
   0.20%, 11/15/33(a)                                    2,750         2,750,000
Texas State Transportation Commission,
   First Tier, RB,
   5.00%, 4/1/13                                         1,000         1,116,260
                                                                 ---------------
                                                                       8,136,266
                                                                 ---------------
VIRGINIA -- 5.0%
Fairfax County, Ser A, GO, Prerefunded
   6/1/10 @ 101, INS: State Aid Withholding,
   5.00%, 6/1/19                                         1,500         1,582,890
Virginia State, Ser A, GO,
   5.00%, 6/1/13                                         2,000         2,260,460
                                                                 ---------------
                                                                       3,843,350
                                                                 ---------------
WASHINGTON -- 1.6%
Richland Electric RB, Prerefunded
   5/1/11 @ 100, INS: National-RE,
   5.10%, 11/1/22                                        1,115         1,194,923
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $75,294,629)                                              77,167,123
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES -- 100.8%
   (Cost $75,294,629) (b)                                             77,167,123
LIABILITIES IN EXCESS OF OTHER ASSETS --
   (0.8)%                                                               (642,699)
                                                                 ---------------
NET ASSETS -- 100.0%                                                  76,524,424
                                                                 ===============

(a)  Variable or floating rate security. Rate disclosed is as of May 31, 2009.

(b) Aggregate cost for financial reporting and Federal income tax purposes is $75,294,629.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost:    $2,112,737
Excess tax cost over value:       $ (240,243)

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

ASSETS - INVESTMENTS IN SECURITIES

VALUATION INPUTS                                MARKET VALUE
----------------                                ------------
Level 1 - Quoted Prices                          $        --
Level 2 - Other Significant Observable Inputs     77,167,123
Level 3 - Significant Unobservable Inputs                 --
                                                 -----------
TOTAL ASSETS - INVESTMENTS IN SECURITIES         $77,167,123
                                                 ===========

                        PNC TAX-EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
MUNICIPAL SECURITIES                              97.46%
ALABAMA                                            0.10%
MOBILE COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   EXXONMOBIL PROJECT (RB)
   (VRDN)(A)                  0.1000% 15-JUL-32                                     1,200     1,200,000      1,200 $    1,200,000
                                                                                          -------------            --------------
                                                                                              1,200,000                 1,200,000
ALASKA                                             2.68%
VALDEZ MARINE TERMINAL, BP
   PIPELINES PROJECT (RB)
   SERIES B (VRDN) (A)        0.1300% 01-JUL-37                                    18,200    18,200,000     18,200     18,200,000
VALDEZ MARINE TERMINAL, BP
   PIPELINES PROJECT (RB)
   SERIES C (VRDN) (A)        0.1300% 01-JUL-37                                     8,030     8,030,000      8,030      8,030,000
VALDEZ MARINE TERMINAL,
   EXXON PIPELINE PROJECT
   (RB) SERIES A (VRDN) (A)   0.0500% 01-DEC-33                                     2,000     2,000,000      2,000      2,000,000
VALDEZ MARINE TERMINAL,
   EXXON PIPELINE PROJECT
   (RB) SERIES B (VRDN) (A)   0.0500% 01-DEC-33                                     5,400     5,400,000      5,400      5,400,000
                                                                                          -------------            --------------
                                                                                             33,630,000                33,630,000
ARIZONA                                            0.86%
PHOENIX INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   PILGRIM REST FOUNDATION
   PROJECT (RB) SERIES
   2005A (LOC - JPMORGAN
   CHASE BANK) (VRDN) (A)     0.3500% 01-OCT-30                                     5,825     5,825,000      5,825      5,825,000
SALT RIVER PROJECT
   AGRICULTURAL
   IMPROVEMENT & POWER
   DISTRICT, TECP             0.5000% 10-JUL-09              5,000   5,000,000                               5,000      5,000,000
                                                                   -----------            -------------            --------------
                                                                     5,000,000                5,825,000                10,825,000
COLORADO                                           1.83%
AURORA, CHILDREN'S
   HOSPITAL ASSOCIATION
   (RB) SERIES C (LOC -
   WELLS FARGO BANK)
   (VRDN) (A)                 0.2300% 01-DEC-33                                     1,000     1,000,000      1,000      1,000,000
CITY OF COLORADO SPRINGS,
   COLORADO COLLEGE
   PROJECT (RB) SERIES
   2006 (VRDN) (A)            0.2500% 01-JUN-29                                     1,255     1,255,000      1,255      1,255,000
COLORADO EDUCATIONAL &
   CULTURAL FACILITIES
   AUTHORITY, NATIONAL
   JEWISH FEDERATION (RB)
   SERIES A10 (LOC - BANK
   OF AMERICA) (VRDN) (A)     0.2600% 01-SEP-37                                     1,400     1,400,000      1,400      1,400,000
COLORADO EDUCATIONAL &
   CULTURAL FACILITIES
   AUTHORITY, NATIONAL
   JEWISH FEDERATION
   BUILDING (RB) SERIES
   PG-C-7 (LOC - U.S.
   BANK) (VRDN) (A)           0.3000% 01-MAR-39                                     5,050     5,050,000      5,050      5,050,000
SOUTHERN UTE INDIAN TRIBE
   OF SOUTHERN UTE INDIAN
   RESERVATION (RB) (VRDN)
   (A)                        0.2500% 01-NOV-31                                    14,300    14,300,000     14,300     14,300,000
                                                                                          -------------            --------------
                                                                                             23,005,000                23,005,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
CONNECTICUT                                        3.58%
CONNECTICUT STATE, SER A,
   GO, VRDB, INS:
   LANDESBANK
   HESSEN-THURINGEN
   GIROZENTRALE(A)            0.5500% 04-JUN-09              2,500   2,500,000                               2,500      2,500,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITY
   AUTHORITY, YALE
   UNIVERSITY (RB) SERIES
   Y-2 (VRDN)(A)              0.1500% 01-JUL-35                                     7,850     7,850,000      7,850      7,850,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, YALE
   UNIVERSITY (RB) SERIES
   U2 (VRDN) (A)              0.1000% 01-JUL-33                                    14,620    14,620,000     14,620     14,620,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITY
   AUTHORITY, YALE
   UNIVERSITY, SER V-1,
   RB, VRDB(A)                0.1500% 01-JUN-09              1,000   1,000,000                               1,000      1,000,000
CONNECTICUT STATE HEALTH &
   EDUCATIONAL FACILITY
   AUTHORITY, YALE
   UNIVERSITY (RB) SERIES
   X-2 (VRDN) (A)             0.1000% 01-JUL-37                                    19,000    19,000,000     19,000     19,000,000
                                                                   -----------            -------------            --------------
                                                                     3,500,000               41,470,000                44,970,000
DELAWARE                                           0.34%
DELAWARE STATE ECONOMIC
   DEVELOPMENT AUTHORITY,
   WINTERTHUR MUSEUM
   PROJECT (RB){BR}(LOC -
   WACHOVIA BANK) (VRDN)
   (A)                        0.5500% 01-SEP-12                                     4,250     4,250,000      4,250      4,250,000
                                                                                          -------------            --------------
                                                                                              4,250,000                 4,250,000
DISTRICT OF COLUMBIA                               0.50%
DISTRICT OF COLUMBIA,
   FAMILY AND CHILD
   SERVICES (RB) (LOC -
   BANK OF AMERICA) (VRDN)
   (A)                        0.3500% 01-JUL-41                                     2,875     2,875,000      2,875      2,875,000
DISTRICT OF COLUMBIA,
   FIELD SCHOOL PROJECT
   (RB) SERIES B (LOC -
   WACHOVIA BANK) (VRDN)
   (A)                        0.3500% 01-JUL-31                                     3,420     3,420,000      3,420      3,420,000
                                                                                          -------------            --------------
                                                                                              6,295,000                 6,295,000
FLORIDA                                            0.66%
PALM BEACH COUNTY ECONOMIC
   DEVELOPMENT REFUNDING
   AND IMPROVEMENT, YMCA
   PROJECT (RB) (LOC -
   WACHOVIA BANK) (VRDN)
   (A)                        0.3500% 01-NOV-28                                     8,290     8,290,000      8,290      8,290,000
                                                                                          -------------            --------------
                                                                                              8,290,000                 8,290,000
GEORGIA                                            1.67%
FULTON COUNTY DEVELOPMENT
   AUTHORITY, ATLANTA
   JEWISH FEDERATION (RB)
   (LOC - WACHOVIA BANK)
   (VRDN) (A)                 0.5000% 01-AUG-21                                     3,185     3,185,000      3,185      3,185,000
GEORGIA STATE (GO) SERIES
   H-3 (VRDN) (A)             0.3500% 01-DEC-26                                     2,842     2,842,000      2,842      2,842,000
RICHMOND COUNTY
   DEVELOPMENT AUTHORITY,
   ST. MARY ON THE HILL
   CATHOLIC SCHOOL AND
   AQUINAS HIGH SCHOOL
   PROJECT (RB) (LOC -
   WACHOVIA BANK) (VRDN)
   (A)                        0.5000% 01-SEP-20                                     4,600     4,600,000      4,600      4,600,000
GWINNETT COUNTY SCHOOL
   DISTRICT, GO               5.0000% 01-FEB-10             10,000  10,286,980                              10,000     10,286,980
                                                                   -----------            -------------            --------------
                                                                    10,286,980               10,627,000                20,913,980
ILLINOIS                                           6.37%
BLOOMINGTON (GO) (VRDN) (A)   0.4400% 01-JUN-24                                    11,650    11,650,000     11,650     11,650,000
ILLINOIS FINANCE
   AUTHORITY, CHICAGO
   HISTORICAL SOCIETY (RB)
   (LOC - JPMORGAN CHASE
   BANK) (VRDN) (A)           0.2500% 01-JAN-36                                     3,500     3,500,000      3,500      3,500,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
ILLINOIS FINANCE
   AUTHORITY, CHICAGO
   SYMPHONY ORCHESTRA (RB)
   (LOC - NORTHERN TRUST
   COMPANY) (VRDN) (A)        0.2200% 01-DEC-28                                     8,200     8,200,000      8,200      8,200,000
ILLINOIS FINANCE
   AUTHORITY, DOMINICAN
   UNIVERSITY PROJECT (RB)
   (LOC - JPMORGAN CHASE
   BANK) (VRDN()(A)           0.3500% 01-MAR-36                                     6,945     6,945,000      6,945      6,945,000
ILLINOIS FINANCE
   AUTHORITY, ELIM
   CHRISTIAN SERVICES
   PROJECT (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                 0.3500% 01-DEC-37                                    15,000    15,000,000     15,000     15,000,000
ILLINOIS FINANCE
   AUTHORITY, GIFT OF HOPE
   ORGAN & TISSUE DONOR
   NETWORK PROJECT (RB)
   SERIES 2008 (LOC -
   JPMORGAN CHASE) (VRDN)
   (A)                        0.6500% 01-MAY-38                                     7,700     7,700,000      7,700      7,700,000
ILLINOIS FINANCE
   AUTHORITY, NORTHWEST
   COMMUNITY HOSPITAL (RB)
   SERIES B (LOC - WELLS
   FARGO BANK) (VRDN) (A)     0.1800% 01-JUL-32                                     3,500     3,500,000      3,500      3,500,000
ILLINOIS FINANCE
   AUTHORITY, UNIVERSITY
   OF CHICAGO MEDICAL
   CENTER (RB) SERIES B-1
   (LOC - BANK OF
   MONTREAL) (VRDN) (A)       0.2500% 15-AUG-26                                     2,000     2,000,000      2,000      2,000,000
ILLINOIS HEALTH FACILITIES
   AUTHORITY (RB) SERIES C
   (VRDN) (A)                 0.3500% 01-AUG-15                                     9,750     9,750,000      9,750      9,750,000
ILLINOIS INTERNATIONAL
   PORT DISTRICT
   (RB){BR}(LOC - LASALLE
   BANK) (VRDN) (A)           2.4000% 01-JAN-23                                     1,150     1,150,000      1,150      1,150,000
ILLINOIS STATE EDUCATIONAL
   FACILITIES AUTHORITY,
   FIELD MUSEUM OF NATURAL
   HISTORY (RB) (LOC -
   BANK ONE) (VRDN) (A)       0.3000% 01-NOV-34                                     1,000     1,000,000      1,000      1,000,000
ILLINOIS STATE EDUCATIONAL
   FACILITIES AUTHORITY,
   LAKE FOREST OPEN LANDS
   PROJECT (RB)(LOC -
   NORTHERN TRUST COMPANY)
   (VRDN) (A)                 0.3500% 01-AUG-33                                     6,100     6,100,000      6,100      6,100,000
NAPERVILLE, DUPAGE
   CHILDREN'S MUSEUM (RB)
   (LOC - AMERICAN
   NATIONAL BANK & TRUST)
   (VRDN) (A)                 0.3500% 01-JUN-30                                     1,800     1,800,000      1,800      1,800,000
NORMAL COUNTY (GO) (VRDN)
   (A)                        0.4400% 01-JUN-23                                     1,750     1,750,000      1,750      1,750,000
                                                                                          -------------            --------------
                                                                                             80,045,000                80,045,000
INDIANA                                            4.29%
FISHERS REDEVELOPMENT
   AUTHORITY (BAN) SERIES
   B (RN)                     2.7500% 01-JUN-09                                     6,300     6,300,000      6,300      6,300,000
FISHERS REDEVELOPMENT
   AUTHORITY (BAN) (RN)       1.0000% 01-JUL-09                                     6,300     6,300,000      6,300      6,300,000
INDIANA STATE HEALTH
   FACILITIES FINANCING
   AUTHORITY, SOUTHERN
   INDIANA REHABILITATION
   HOSPITAL PROJECT (RB)
   (LOC - BANK ONE
   KENTUCKY) (VRDN) (A)       0.8500% 01-APR-20                                     1,550     1,550,000      1,550      1,550,000
INDIANA STATE EDUCATIONAL
   FACILITIES AUTHORITY,
   INDIANA WESLEYAN
   UNIVERSITY PROJECT
   (RB){BR}SERIES A (LOC -
   BANK ONE INDIANA)
   (VRDN) (A)                 0.3500% 01-JUN-28                                     6,210     6,210,000      6,210      6,210,000
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   INDIANA HISTORICAL
   SOCIETY (RB) (LOC -
   BANK ONE INDIANA)
   (VRDN) (A)                 0.3500% 01-AUG-31                                     1,000     1,000,000      1,000      1,000,000
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   INDIANAPOLIS MUSEUM
   (RB) (LOC - BANK ONE
   INDIANA) (VRDN) (A)        0.3500% 01-FEB-36                                       600       600,000        600        600,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   INDIANAPOLIS MUSEUM OF
   ART (RB) (LOC - BANK
   ONE) (VRDN) (A)            0.3500% 01-FEB-37                                     1,000     1,000,000      1,000      1,000,000
INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY,
   CHILDREN'S MUSEUM OF
   INDIANAPOLIS (RB)
   (VRDN) (A)                 0.3500% 01-JUL-33                                     1,250     1,250,000      1,250      1,250,000
INDIANA STATE FINANCE
   AUTHORITY, TRINITY
   HEALTH, SER D-2, RB,
   VRDB(A)                    0.1500% 01-DEC-34              3,000   3,000,000      4,800     4,800,000      7,800      7,800,000
INDIANA STATE FINANCE
   AUTHORITY ECONOMIC
   DEVELOPMENT, GOODWILL
   INDUSTRIES OF CENTRAL
   INDIANA (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                 0.3500% 01-DEC-36                                    10,800    10,800,000     10,800     10,800,000
INDIANA STATE FINANCE
   AUTHORITY ECONOMIC
   DEVELOPMENT, CAMPAGNA
   ACADEMY PROJECT (RB)
   (LOC - JPMORGAN CHASE
   BANK) (VRDN) (A)           0.3500% 01-JUN-42                                     8,600     8,600,000      8,600      8,600,000
PURDUE UNIVERSITY (RB)
   SERIES S (VRDN) (A)        0.0500% 01-JUL-26                                     2,475     2,475,000      2,475      2,475,000
                                                                   -----------            -------------            --------------
                                                                     3,000,000               50,885,000                53,885,000
IOWA                                               0.21%
IOWA FINANCE AUTHORITY,
   DRAKE UNIVERSITY
   PROJECT (RB) SERIES
   2008 (LOC - WELLS FARGO
   BANK) (VRDN()(A)           0.2500% 01-APR-31                                     2,600     2,600,000      2,600      2,600,000
                                                                                          -------------            --------------
                                                                                              2,600,000                 2,600,000
KANSAS                                             0.25%
NEWTON ECONOMIC
   DEVELOPMENT AUTHORITY,
   NEWTON SURGERY CENTER
   PROJECT (RB) SERIES A
   (LOC - BANK OF AMERICA)
   (VRDN) (A)                 0.3500% 01-OCT-22                                     3,100     3,100,000      3,100      3,100,000
                                                                                          -------------            --------------
                                                                                              3,100,000                 3,100,000
KENTUCKY                                           0.68%
BEREA EDUCATIONAL
   FACILITIES, BEREA
   COLLEGE PROJECT, SER B,
   RB, VRDB(A)
                              0.3000% 01-JUN-09              5,000   5,000,000                               5,000      5,000,000
TRIMBLE COUNTY ASSOCIATION
   OF COUNTIES LEASING
   TRUST (RB) SERIES A
   (LOC - U.S. BANK)
   (VRDN) (A)                 0.2500% 01-DEC-38                                     3,500     3,500,000      3,500      3,500,000
                                                                   -----------            -------------            --------------
                                                                     5,000,000                3,500,000                 8,500,000
LOUISIANA                                          0.80%
LOUISIANA PUBLIC
   FACILITIES AUTHORITY,
   HOSPITAL RB,
   FRANCISCAN, SER D,
   VRDB, LOC: JPMORGAN
   CHASE BANK(A)              0.3000% 01-JUN-09              5,000   5,000,000                               5,000      5,000,000
ST. JAMES PARISH POLLUTION
   CONTROL FACILITIES,
   OCCIDENTAL PETROLEUM
   CORPORATION PROJECT
   (RB) SERIES 1996 (LOC -
   BAYERISCHE LANDESBANK)
   (VRDN) (A)                 0.2500% 01-JUL-18                                     5,000     5,000,000      5,000      5,000,000
                                                                   -----------            -------------            --------------
                                                                     5,000,000                5,000,000                10,000,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
MARYLAND                                           2.56%
BALTIMORE INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   CAPITAL ACQUISITION
   PROGRAM (RB) (LOC -
   BAYERISCHE LANDESBANK)
   (VRDN) (A)                 0.4000% 01-AUG-16              5,055   5,055,000     14,790    14,790,000     19,845     19,845,000
MARYLAND STATE ECONOMIC
   DEVELOPMENT, HOWARD
   HUGHES MEDICAL
   INSTITUTE (RB) SERIES A
   (VRDN) (A)                 0.0500% 15-FEB-43                                     3,000     3,000,000      3,000      3,000,000
MARYLAND STATE HEALTH AND
   HIGHER EDUCATIONAL
   FACILITIES AUTHORITY,
   JOHNS HOPKINS
   UNIVERSITY (RB) SERIES
   A (VRDN) (A)               0.1000% 01-JUL-36                                     9,285     9,285,000      9,285      9,285,000
                                                                   -----------            -------------            --------------
                                                                     5,055,000               27,075,000                32,130,000
MASSACHUSETTS                                      3.13%
MASSACHUSETTS STATE HEALTH
   & EDUCATIONAL
   FACILITIES AUTHORITY,
   AMHERST COLLEGE (RB)
   SERIES H (VRDN) (A)        2.8500% 01-NOV-33                                     3,625     3,625,000      3,625      3,625,000
MASSACHUSETTS STATE HEALTH
   & EDUCATIONAL
   FACILITIES AUTHORITY,
   ESSEX MUSEUM (RB) (LOC
   - BANK OF AMERICA)
   (VRDN) (A)                 0.3000% 01-JUL-33                                    14,625    14,625,000     14,625     14,625,000
MASSACHUSETTS HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, PARTNERS
   HEALTHCARE SYSTEM,
   INC., RB, VRDB, INS:
   CITIBANK N.A. (A)          0.1800% 04-JUN-09              6,055   6,055,000                               6,055      6,055,000
MASSACHUSETTS STATE, SER
   G, TECP, INS: BNP
   PARIBAS SF                 0.4000% 08-JUN-09              4,000   4,000,000                               4,000      4,000,000
MASSACHUSETTS HEALTH AND
   EDUCATIONAL FACILITIES
   AUTHORITY, HARVARD
   UNIVERSITY ISSUE, SER
   EE, TECP                   3.3500% 11-JUN-09              5,000   5,000,000                               5,000      5,000,000
MASSACHUSETTS HEALTH &
   EDUCATION FACILITIES
   AUTHORITY, SER H-2, TECP   0.4500% 11-JUN-09              4,000   4,000,000      2,000     2,000,000      6,000      6,000,000
                                                                   -----------            -------------            --------------
                                                                    19,055,000               20,250,000                39,305,000
MICHIGAN                                           4.00%
MICHIGAN PUBLIC
   EDUCATIONAL FACILITIES
   AUTHORITY (RN) SERIES
   A-1 (LOC - RBS CITIZENS)   3.0000% 22-JUN-09                                     1,615     1,616,003      1,615      1,616,003
MICHIGAN STATE, RAN, SER
   A, GO                      3.0000% 30-SEP-09              6,000   6,018,568                               6,000      6,018,568
MICHIGAN STRATEGIC FUND,
   YMCA OF METROPOLITAN
   DETROIT PROJECT (RB)
   (LOC - BANK ONE) (VRDN)
   (A)                        0.3400% 01-NOV-33                                     2,005     2,005,000      2,005      2,005,000
MICHIGAN STATE UNIVERSITY
   (RB) (VRDN) (A)            0.2000% 15-FEB-34                                    10,575    10,575,000     10,575     10,575,000
UNIVERSITY OF MICHIGAN
   (RB) SERIES A (VRDN) (A)   0.2800% 01-DEC-19                                     4,700     4,700,000      4,700      4,700,000
UNIVERSITY OF MICHIGAN
   (RB) SERIES A-2 (VRDN)
   (A)                        0.2800% 01-DEC-24              3,100   3,100,000      5,350     5,350,000      8,450      8,450,000
UNIVERSITY OF MICHIGAN,
   SER A, RB, VRDB(A)         0.2800% 01-JUN-09              3,000   3,000,000                               3,000      3,000,000
UNIVERSITY OF MICHIGAN
   (RB) SERIES B (VRDN) (A)   0.1800% 01-DEC-25                                     4,310     4,310,000      4,310      4,310,000
UNIVERSITY OF MICHIGAN,
   SER A, RB, VRDB(A)         0.2500% 01-JUN-09              3,700   3,700,000                               3,700      3,700,000
UNIVERSITY OF MICHIGAN,
   SER 04-B, TECP             0.3500% 24-JUN-09              5,880   5,880,000                               5,880      5,880,000
                                                                   -----------            -------------            --------------
                                                                    21,698,568               28,556,003                50,254,571
MINNESOTA                                          2.07%

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
MINNEAPOLIS & ST PAUL
   HOUSING & REDEVELOPMENT
   AUTHORITY HEALTH CARE
   SYSTEM, ALLINA HEALTH,
   SER C-1, RB, VRDB, LOC:
   WELLS FARGO BANK N.A.
   (A)                        0.1400% 04-JUN-09              7,350   7,350,000                               7,350      7,350,000
MINNESOTA HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CARLETON COLLEGE (RB)
   SERIES FIVE-G (VRDN) (A)   0.3000% 01-NOV-29                                     2,265     2,265,000      2,265      2,265,000
MINNESOTA HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CARLETON COLLEGE (RB)
   SERIES SIX-D (VRDN) (A)    0.1900% 01-APR-35                                    11,040    11,040,000     11,040     11,040,000
ROCHESTER HEALTH CARE
   FACILITIES, TECP, SER
   92-A                       0.6000% 09-JUN-09              2,400   2,400,000                               2,400      2,400,000
ROCHESTER HEALTH CARE
   FACILITIES, TECP, SER
   92-B                       0.6000% 09-JUN-09              3,000   3,000,000                               3,000      3,000,000
                                                                   -----------            -------------            --------------
                                                                    12,750,000               13,305,000                26,055,000
MISSISSIPPI                                        0.32%
MISSISSIPPI BUSINESS
   FINANCE CORPORATION,
   CHEVRON USA PROJECT
   (RB) SERIES A (VRDN) (A)   0.2200% 01-DEC-30                                     4,000     4,000,000      4,000      4,000,000
                                                                                          -------------            --------------
                                                                                              4,000,000                 4,000,000
MISSOURI                                           3.68%
UNIVERSITY OF MISSOURI
   (RB) SERIES B (VRDN) (A)   0.3000% 01-NOV-35                                     6,300     6,300,000      6,300      6,300,000
MISSOURI DEVELOPMENT
   FINANCE BOARD CULTURAL
   FACILITIES, NELSON
   GALLERY FOUNDATION (RB)
   SERIES A (VRDN) (A)        0.2500% 01-DEC-37                                     9,000     9,000,000      9,000      9,000,000
MISSOURI STATE, THIRD
   STREET BUILDING, SER A,
   GO                         5.0000% 01-OCT-09             10,000  10,145,125                              10,000     10,145,125
MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, WASHINGTON
   UNIVERSITY PROJECT (RB)
   SERIES A (VRDN) (A)        0.2000% 15-FEB-34                                     3,995     3,995,000      3,995      3,995,000
MISSOURI STATE HIGHWAYS &
   TRANSIT COMMISSION,
   STATE ROAD, SER A, RB      5.0000% 01-FEB-10              4,500   4,632,745                               4,500      4,632,745
MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, RANKEN
   TECHNICAL COLLEGE, RB,
   VRDB, INS: NORTHERN
   TRUST COMPANY(A)           0.2500% 01-JUN-09              8,675   8,675,000                               8,675      8,675,000
MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, ST. LOUIS
   UNIVERSITY PROJECT (RB)
   SERIES A-2 (LOC - WELLS
   FARGO BANK) (VRDN) (A)     0.1700% 01-OCT-35                                     1,100     1,100,000      1,100      1,100,000
ST. CHARLES COUNTY PUBLIC
   WATER SUPPLY DISTRICT
   NO 2 (COP) SERIES A
   (LOC - BANK OF AMERICA)
   (VRDN) (A)                 0.3500% 01-DEC-33                                     2,300     2,300,000      2,300      2,300,000
                                                                   -----------            -------------            --------------
                                                                    23,452,870               22,695,000                46,147,870
MONTANA                                            0.24%
MONTANA STATE BOARD OF
   INVESTMENT, INTERCAP
   REVOLVING PROGRAM, RB,
   MANDATORY PUT ON
   03/02/09(A)                2.1500% 02-MAR-10              3,000   3,000,000                               3,000      3,000,000
                                                                   -----------                                     --------------
                                                                     3,000,000                                          3,000,000
NEBRASKA                                           0.08%
AMERICAN PUBLIC ENERGY
   AGENCY (RB) SERIES A
   (VRDN) (A)                 0.4000% 01-DEC-15                                     1,020     1,020,000      1,020      1,020,000
                                                                                          -------------            --------------
                                                                                              1,020,000                 1,020,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
NEW HAMPSHIRE                                      0.76%
NEW HAMPSHIRE HEALTH &
   EDUCATION FACILITIES
   AUTHORITY, DARTMOUTH
   COLLEGE (RB) (VRDN) (A)    0.1500% 01-JUN-23                                     9,520     9,520,000      9,520      9,520,000
                                                                                          -------------            --------------
                                                                                              9,520,000                 9,520,000
NEW JERSEY                                         0.16%
NEW JERSEY STATE, TRAN,
   SER A                      3.0000% 25-JUN-09              2,000   2,000,645                               2,000      2,000,645
                                                                   -----------                                     --------------
                                                                     2,000,645                                          2,000,645
NEW MEXICO                                         0.59%
HURLEY POLLUTION CONTROL,
   KENNECOTT SANTA FE (RB)
   (VRDN) (A)                 0.1300% 01-DEC-15                                     3,370     3,370,000      3,370      3,370,000
NEW MEXICO, HOSPITAL
   EQUIPMENT LOAN COUNCIL,
   PRESBYTERIAN
   HEALTHCARE, SER C, RB,
   VRDB, INS: SPA-WELLS
   FARGO BANK N.A. (A)        0.2200% 04-JUN-09              4,000   4,000,000                               4,000      4,000,000
                                                                   -----------            -------------            --------------
                                                                     4,000,000                3,370,000                 7,370,000
NEW YORK                                           2.77%
NEW YORK CITY CAPITAL
   RESOURCE, LOAN ENHANCED
   ASSISTANCE PROGRAM (RB)
   SERIES A (LOC - BANK OF
   AMERICA) (VRDN) (A)        0.2500% 01-MAR-38                                     3,900     3,900,000      3,900      3,900,000
NEW YORK CITY INDUSTRIAL
   DEVELOPMENT AGENCY, NEW
   YORK LAW SCHOOL PROJECT
   (RB) SERIES A (LOC -
   JPMORGAN CHASE) (VRDN)
   (A)                        0.2500% 01-JUL-36                                     8,000     8,000,000      8,000      8,000,000
NEW YORK CITY, SUB SER
   E-5, GO, VRDB, LOC:
   JPMORGAN CHASE BANK(A)     0.2500% 01-JUN-09              3,800   3,800,000                               3,800      3,800,000
NEW YORK CITY, SUB SER
   E-5, GO, VRDB, LOC:
   JPMORGAN CHASE BANK(A)     0.2500% 01-JUN-09              3,700   3,700,000                               3,700      3,700,000
NEW YORK CITY (GO) SERIES
   B2, SUB-SERIES B9 (LOC
   - JPMORGAN CHASE BANK)
   (VRDN) (A)                 0.1500% 15-AUG-23                                    14,400    14,400,000     14,400     14,400,000
NEW YORK POWER
   AUTHORITY,{BR}PREREFUNDED
   01/01/10 @ 100 (RB)        7.0000% 01-JAN-18                                     1,000     1,038,866      1,000      1,038,866
                                                                   -----------            -------------            --------------
                                                                     7,500,000               27,338,866                34,838,866
NORTH CAROLINA                                     3.93%
GUILFORD COUNTY
   RECREATIONAL FACILITIES
   AUTHORITY, YMCA PROJECT
   (RB){BR}(LOC - BRANCH
   BANKING & TRUST) (VRDN)
   (A)                        0.2700% 01-FEB-23                                     1,855     1,855,000      1,855      1,855,000
MECKLENBURG COUNTY (GO)
   SERIES C (VRDN) (A)        0.3000% 01-FEB-17                                    10,950    10,950,000     10,950     10,950,000
NORTH CAROLINA MEDICAL
   CARE COMMISSION,
   RUTHERFORD HOSPITAL
   PROJECT (RB) (LOC -
   BRANCH BANKING & TRUST)
   (VRDN) (A)                 0.2700% 01-SEP-21                                     1,300     1,300,000      1,300      1,300,000
NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE
   AGENCY, GARDNER-WEBB
   UNIVERSITY (RB) (LOC -
   WACHOVIA BANK) (VRDN)
   (A)                        0.3500% 01-JUL-17                                     1,000     1,000,000      1,000      1,000,000
NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE
   AGENCY, BELMONT ABBEY
   COLLEGE PROJECT (RB)
   (LOC - WACHOVIA BANK)
   (VRDN) (A)                 0.5000% 01-JUN-18                                       700       700,000        700        700,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE
   AGENCY, DAVIDSON
   COLLEGE (RB) SERIES B
   (VRDN) (A)                 0.3500% 01-DEC-20                                    10,145    10,145,000     10,145     10,145,000
NORTH CAROLINA CAPITAL
   FACILITIES FINANCE
   AGENCY, WAKE FOREST
   UNIVERSITY (RB) SERIES
   A (VRDN) (A)               0.2000% 01-JAN-20                                     5,670     5,670,000      5,670      5,670,000
NORTH CAROLINA CAPITAL
   FACILITIES FINANCE
   AGENCY, ELON COLLEGE
   (RB) SERIES A (LOC -
   BANK OF AMERICA) (VRDN)
   (A)                        0.3500% 01-JAN-14                                     3,360     3,360,000      3,360      3,360,000
UNIVERSITY OF NORTH
   CAROLINA (RB) SERIES B
   (VRDN) (A)                 0.1000% 01-DEC-25              3,000   3,000,000      2,880     2,880,000      5,880      5,880,000
WAKE COUNTY (GO) SERIES B
   (VRDN) (A)                 0.3200% 01-MAR-24                                     3,300     3,300,000      3,300      3,300,000
WAKE COUNTY (GO) SERIES A
   (VRDN) (A)                 0.3000% 01-APR-19                                     5,250     5,250,000      5,250      5,250,000
                                                                   -----------            -------------            --------------
                                                                     3,000,000               46,410,000                49,410,000
OHIO                                              22.19%
AMBERLEY VILLAGE (BAN) (GO)   3.6250% 08-OCT-09                                     6,000     6,007,697      6,000      6,007,697
AVON LOCAL SCHOOL DISTRICT
   (BAN) (GO)                 2.5000% 07-JAN-10                                     2,500     2,515,581      2,500      2,515,581
BEAVERCREEK CITY SCHOOL
   DISTRICT (BAN) (GO)        2.0000% 18-AUG-09                                     9,810     9,838,438      9,810      9,838,438
BUTLER COUNTY (BAN) (GO)      2.2500% 06-AUG-09                                     3,500     3,503,110      3,500      3,503,110
CANAL WINCHESTER (BAN) (GO)   2.0000% 13-MAY-10                                     2,000     2,009,334      2,000      2,009,334
CLARK COUNTY (BAN) (GO)       3.0000% 10-JUN-09                                     1,275     1,275,539      1,275      1,275,539
CLARK COUNTY (BAN) (GO)       2.0000% 09-JUN-10                                     1,175     1,184,870      1,175      1,184,870
CLEVELAND AIRPORT SYSTEM,
   SER D, RB, VRDB, LOC:
   U.S. BANK(A)               0.3400% 04-JUN-09              3,800   3,800,000                               3,800      3,800,000
CITY OF COLUMBUS,
   TRANSPORTATION PROJECT
   (GO) SERIES 1              2.5000% 16-DEC-09                                     6,000     6,045,046      6,000      6,045,046
COLUMBUS SEWER (GO) SERIES
   2006-1 (VRDN) (A)          0.1000% 01-DEC-26                                    10,620    10,620,000     10,620     10,620,000
CUYAHOGA COUNTY, CLEVELAND
   CLINIC HEALTH SYSTEM
   OBLIGATED GROUP (RB)
   SUB-SERIES B1 (VRDN) (A)   0.2000% 01-JAN-39                                     3,000     3,000,000      3,000      3,000,000
DUBLIN CITY SCHOOL
   DISTRICT (BAN) (GO         3.3750% 15-OCT-09                                     3,100     3,105,328      3,100      3,105,328
DUBLIN CITY SCHOOL
   DISTRICT (BAN) (GO)        2.0000% 15-OCT-09                                     3,750     3,768,815      3,750      3,768,815
FAIRFIELD TOWNSHIP (BAN)
   (GO)                       2.7500% 10-JUN-09                                     3,225     3,225,623      3,225      3,225,623
FAIRFIELD TOWNSHIP (BAN)
   (GO)                       1.7500% 09-JUN-10                                     4,000     4,029,600      4,000      4,029,600
FRANKLIN COUNTY HEALTHCARE
   FACILITY, FRIENDSHIP
   VILLAGE OF DUBLIN
   PROJECT (RB) SERIES B
   (LOC - LASALLE BANK)
   (VRDN) (A)                 0.3200% 01-NOV-34                                     3,975     3,975,000      3,975      3,975,000
FRANKLIN COUNTY HOSPITAL,
   NATIONWIDE CHILDREN'S
   HOSPITAL PROJECT (RB)
   SERIES B (VRDN) (A)        0.1000% 01-NOV-40                                    15,000    15,000,000     15,000     15,000,000
GREEN TOWNSHIP, REAL
   ESTATE PROJECT (BAN)
   (GO)                       1.4500% 16-FEB-10                                     3,835     3,835,000      3,835      3,835,000
HILLIARD SCHOOL DISTRICT
   (BAN) (GO)                 2.2500% 01-JUL-09                                     3,500     3,500,704      3,500      3,500,704
HUBER HEIGHTS CITY SCHOOL
   DISTRICT (BAN) (GO)        2.0000% 18-AUG-09                                    10,000    10,018,187     10,000     10,018,187
LIMA HOSPITAL FACILITIES
   AUTHORITY, LIMA
   MEMORIAL HOSPITAL
   PROJECT (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                 0.3000% 01-APR-37                                     7,000     7,000,000      7,000      7,000,000
MARION COUNTY (BAN) (GO)      2.0000% 27-APR-10                                     2,375     2,385,572      2,375      2,385,572
MARYSVILLE (BAN) (GO)         2.5000% 03-JUN-09                                     5,985     5,985,165      5,985      5,985,165
MARYSVILLE (BAN) (GO)         2.7500% 22-JAN-10                                     1,745     1,751,590      1,745      1,751,590

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
MARYSVILLE (BAN) (RN) (LOC
   - FIFTH THIRD BANK)        2.7500% 10-SEP-09                                     5,075     5,081,858      5,075      5,081,858
MASON CITY SCHOOL DISTRICT
   (BAN) (GO)                 1.5000% 04-FEB-10                                     2,845     2,859,382      2,845      2,859,382
MAYFIELD HEIGHTS (BAN) (GO)   2.5000% 20-AUG-09                                     3,600     3,605,421      3,600      3,605,421
MONTGOMERY COUNTY,
   CATHOLIC HEALTH
   INITIATIVES PROJECT
   (RB) SERIES B-1 (VRDN)
   (A)                        0.2300% 01-MAR-27                                     8,000     8,000,000      8,000      8,000,000
NORDONIA HILLS LOCAL
   SCHOOL
   DISTRICT{BR}(BAN) (GO)     2.3750% 23-JUN-09                                     1,600     1,601,080      1,600      1,601,080
OHIO STATE (GO) SERIES B
   (VRDN) (A)                 0.1000% 01-AUG-21                                     9,100     9,100,000      9,100      9,100,000
OHIO STATE (GO) SERIES B
   (VRDN) (A)                 0.1000% 15-MAR-25                                    10,075    10,075,000     10,075     10,075,000
OHIO STATE (GO) SERIES B
   (VRDN) (A)                 0.2300% 01-AUG-17                                     1,325     1,325,000      1,325      1,325,000
OHIO STATE AIR QUALITY
   DEVELOPMENT AUTHORITY,
   FIRSTENERGY GENERATION
   PROJECT (RB) SERIES B
   (LOC - BANK OF AMERICA)
   (VRDN) (A)                 0.2000% 01-AUG-29                                     5,000     5,000,000      5,000      5,000,000
OHIO STATE BUILDING
   AUTHORITY, STATE
   FACILITIES, ADULT
   CORRECTIONAL, SER A,
   RB, PREREFUNDED 10/1/09
   @ 101                      5.2500% 01-OCT-17              2,480   2,525,892                               2,480      2,525,892
OHIO STATE BUILDING
   AUTHORITY, JUVENILE
   CORRECTIONAL BUILDING
   FUND PROJECT (RB)
   SERIES A                   3.2500% 01-OCT-09                                       500       504,309        500        504,309
OHIO STATE HIGHER
   EDUCATIONAL FACILITY
   COMMISSION, CLEVELAND
   CLINIC, SER B-3, RB,
   VRDB(A)                    0.2000% 01-JUN-09              3,000   3,000,000                               3,000      3,000,000
OHIO STATE HIGHER
   EDUCATIONAL FACILITIES
   COMMISSION, CLEVELAND
   CLINIC HEALTH SYSTEM
   (RB) SERIES B-4 (VRDN)
   (A)                        0.2000% 01-JAN-43                                     4,125     4,125,000      4,125      4,125,000
OHIO STATE HIGHER
   EDUCATIONAL FACILITIES
   COMMISSION, KENYON
   COLLEGE PROJECT (RB)
   SERIES K (VRDN) (A)        0.2500% 01-AUG-33                                     4,000     4,000,000      4,000      4,000,000
OHIO STATE HIGHER
   EDUCATIONAL FACILITIES
   COMMISSION, XAVIER
   UNIVERSITY 2000 PROJECT
   (RB) (LOC - U.S. BANK)
   (VRDN) (A)                 0.1700% 01-MAY-15                                     2,015     2,015,000      2,015      2,015,000
OHIO STATE HIGHER
   EDUCATIONAL FACILITIES
   COMMISSION, CASE
   WESTERN RESERVE
   UNIVERSITY PROJECT (RB)
   SERIES A (VRDN) (A)        0.4500% 01-OCT-31                                     9,175     9,175,000      9,175      9,175,000
OHIO STATE HIGHER
   EDUCATIONAL FACILITIES
   COMMISSION, OBERLIN
   COLLEGE PROJECT (RB)
   (VRDN) (A)                 0.2500% 01-OCT-48                                     6,590     6,590,000      6,590      6,590,000
OHIO STATE HIGHER
   EDUCATIONAL FACILITIES
   COMMISSION, CLEVELAND
   CLINIC HEALTH SYSTEM
   OBLIGATED GROUP PROJECT
   (TECP), SERIES B-5
   (VRDO) (A)                 0.5000% 19-JUN-09                                     5,000     5,000,000      5,000      5,000,000
OHIO STATE UNIVERSITY (RB)
   SERIES B (VRDN) (A)        0.1000% 01-JUN-35                                     4,900     4,900,000      4,900      4,900,000
OHIO STATE UNIVERSITY
   (TECP) SERIES 03-C
   (VRDO) (A)                 0.6000% 01-JUN-09                                     5,500     5,500,000      5,500      5,500,000
OHIO STATE UNIVERSITY, SER
   03-C, TECP                 0.4500% 05-JUN-09              5,000   5,000,000                               5,000      5,000,000
OHIO STATE WATER
   DEVELOPMENT AUTHORITY,
   FIRSTENERGY PROJECT
   (RB) SERIES B (LOC -
   BARCLAYS BANK PLC)
   (VRDN) (A)                 0.3000% 01-JAN-34                                    11,500    11,500,000     11,500     11,500,000
ORRVILLE (BAN) (GO)           2.3750% 30-JUN-09                                     3,570     3,570,624      3,570      3,570,624
ORRVILLE (BAN) (GO)           2.0000% 22-APR-10                                     3,170     3,183,887      3,170      3,183,887
PERRYSBURG (BAN) (GO)         1.5000% 17-DEC-09                                     5,205     5,219,008      5,205      5,219,008
SYLVANIA CITY SCHOOL
   DISTRICT (BAN) (GO)        2.0000% 23-JUL-09                                     5,000     5,005,314      5,000      5,005,314
SYMMES TOWNSHIP (BAN) (GO)    2.5000% 22-DEC-09                                     4,500     4,512,268      4,500      4,512,268

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
TALAWANDA CITY SCHOOL
   DISTRICT (BAN) (GO)        1.5000% 27-JAN-10                                    10,000    10,045,418     10,000     10,045,418
TOLEDO CITY SERVICES (SAN)
   (LOC - STATE STREET
   BANK & TRUST) (VRDN) (A)   0.3400% 01-DEC-10                                     5,000     5,000,000      5,000      5,000,000
UNIVERSITY OF CINCINNATI
   (BAN) SERIES H (RN)        2.0000% 18-DEC-09                                     9,000     9,038,959      9,000      9,038,959
WADSWORTH CITY SCHOOL
   DISTRICT (BAN) (GO)        2.1250% 01-JUL-09                                     4,800     4,803,439      4,800      4,803,439
WARREN COUNTY HEALTHCARE
   FACILITIES, OTTERBEIN
   HOMES PROJECT (RB) (LOC
   - U.S BANK) (VRDN) (A)     0.3000% 01-JUL-31                                       400       400,000        400        400,000
                                                                   -----------            -------------            --------------
                                                                    14,325,892              264,316,166               278,642,058
OKLAHOMA                                           0.26%
OKLAHOMA CITY, GO,
   PREREFUNDED 7/1/09 @ 100   5.1250% 01-JUL-16              2,210   2,217,697                               2,210      2,217,697
OKLAHOMA DEVELOPMENT
   FINANCE AUTHORITY,
   HEALTH SYSTEM REVENUE,
   INTEGRIS BAPTIST
   MEDICAL CENTER, SER B,
   RB                         5.0000% 15-AUG-09              1,000   1,004,391                               1,000      1,004,391
                                                                   -----------                                     --------------
                                                                     3,222,088                                          3,222,088
OREGON                                             0.79%
YAMHILL COUNTY, GEORGE FOX
   UNIVERSITY PROJECT (RB)
   SERIES A (LOC - BANK OF
   AMERICA) (VRDN) (A)        0.3500% 01-OCT-35                                     9,955     9,955,000      9,955      9,955,000
                                                                                          -------------            --------------
                                                                                              9,955,000                 9,955,000
PENNSYLVANIA                                       8.08%
ALLEGHENY COUNTY HIGHER
   EDUCATION BUILDING
   AUTHORITY, CARNEGIE
   MELLON UNIVERSITY (RB)
   (VRDN) (A)                 0.1500% 01-DEC-33                                     1,025     1,025,000      1,025      1,025,000
ALLEGHENY COUNTY
   INDUSTRIAL DEVELOPMENT
   AUTHORITY, ANIMAL
   FRIENDS, INC. PROJECT
   (RB) (LOC - PNC BANK)
   (VRDN) (A)                 2.1000% 01-JUL-09                                     2,575     2,575,000      2,575      2,575,000
BEAVER COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   POLLUTION CONTROL,
   FIRSTENERGY GENERATION
   (RB) SERIES A (LOC -
   BARCLAYS BANK PLC)
   (VRDN) (A)                 0.2600% 01-JAN-35                                       500       500,000        500        500,000
BEAVER COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   POLLUTION CONTROL,
   FIRSTENERGY GENERATION
   (RB) SERIES A (LOC -
   BARCLAYS BANK PLC)
   (VRDN) (A)                 0.2500% 01-APR-41                                    10,000    10,000,000     10,000     10,000,000
BEAVER COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   POLLUTION CONTROL,
   FIRSTENERGY GENERATION
   (RB) SERIES A (LOC -
   BARCLAYS BANK PLC)
   (VRDN) (A)                 0.2900% 01-DEC-31                                     9,100     9,100,000      9,100      9,100,000
DELAWARE COUNTY IDA, RB,
   VRDB, INS: GENERAL
   ELECTRIC CAPITAL(A)        0.2900% 03-JUN-09              5,100   5,100,000                               5,100      5,100,000
DELAWARE COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   RESOURCE RECOVERY
   FACILITY (RB) SERIES G
   (VRDN) (A)                 0.2800% 01-DEC-31                                     5,530     5,530,000      5,530      5,530,000
ERIE COUNTY HOUSING
   AUTHORITY, SAINT MARY'S
   HOME OF ERIE PROJECT
   (RB) SERIES B (LOC -
   BANK OF AMERICA) (VRDN)
   (A)                        0.4000% 01-JUL-38                                       900       900,000        900        900,000
GEISINGER AUTHORITY,
   GEISINGER HEALTH
   SYSTEMS (RB) (VRDN) (A)    0.2000% 15-NOV-32                                     7,950     7,950,000      7,950      7,950,000
LOWER MERION SCHOOL
   DISTRICT, CAPITAL
   PROJECT, SER B, GO,
   VRDB, LOC: US BANK NA(A)   0.3000% 04-JUN-09              8,000   8,000,000                               8,000      8,000,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
MONTGOMERY COUNTY
   INDUSTRIAL DEVELOPMENT
   AUTHORITY, PHILADELPHIA
   PRESBYTERIAN HOMES
   PROJECT (RB), SERIES B
   (LOC - WACHOVIA BANK)
   (VRDN) (A)                 0.2900% 01-JUL-15                                       300       300,000        300        300,000
COMMONWEALTH OF
   PENNSYLVANIA (GO)          2.0000% 15-JUL-09                                     4,000     4,008,080      4,000      4,008,080
PENNSYLVANIA STATE
   TURNPIKE COMMISSION
   (RB) SERIES Q (VRDN) (A)   0.3000% 01-JUN-27                                     5,000     5,000,000      5,000      5,000,000
PENNSYLVANIA STATE
   TURNPIKE COMMISSION
   (RB) SERIES Q (VRDN) (A)   0.3000% 01-JUN-28                                     2,490     2,490,000      2,490      2,490,000
PENNSYLVANIA STATE
   TURNPIKE COMMISSION
   (RB) SERIES U (VRDN) (A)   1.0000% 01-DEC-19                                    11,800    11,800,000     11,800     11,800,000
PENNSYLVANIA STATE
   TURNPIKE COMMISSION
   (RB) SERIES U (VRDN) (A)   0.3500% 01-DEC-30                                     5,400     5,400,000      5,400      5,400,000
PENNSYLVANIA STATE
   TURNPIKE COMMISSION
   (RB) SERIES A-1 (VRDN)
   (A)                        0.3000% 01-DEC-22                                     9,400     9,400,000      9,400      9,400,000
PENNSYLVANIA STATE{,}
   UNIVERSITY (RB) SERIES
   A (VRDN) (A)               0.2500% 01-MAR-32                                       900       900,000        900        900,000
PHILADELPHIA AUTHORITY FOR
   INDUSTRIAL DEVELOPMENT,
   GIRARD ESTATE
   FACILITIES PROJECT (RB)
   (LOC - MORGAN GUARANTY
   TRUST) (VRDN) (A)          0.3000% 01-NOV-31                                       100       100,000        100        100,000
PHILADELPHIA HOSPITALS &
   HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CHILDREN'S HOSPITAL OF
   PHILADELPHIA PROJECT
   (RB) SERIES A (VRDN) (A)   0.2000% 01-JUL-22                                     4,000     4,000,000      4,000      4,000,000
PHILADELPHIA HOSPITALS &
   HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CHILDREN'S HOSPITAL OF
   PHILADELPHIA PROJECT
   (RB) SERIES B (VRDN) (A)   0.2000% 01-JUL-25                                     1,700     1,700,000      1,700      1,700,000
PHILADELPHIA REGIONAL PORT
   AUTHORITY LEASE, RB        3.0000% 01-SEP-09              2,745   2,752,509                               2,745      2,752,509
PHILADELPHIA HOSPITALS &
   HIGHER EDUCATION
   FACILITIES AUTHORITY,
   CHILDREN'S HOSPITAL OF
   PHILADELPHIA PROJECT
   (RB) SERIES A (VRDN) (A)   0.2000% 15-FEB-14                                       940       940,000        940        940,000
WASHINGTON COUNTY
   AUTHORITY, UNIVERSITY
   OF PENNSYLVANIA PROJECT
   (RB) (VRDN) (A)            0.1000% 01-JUL-34                                     2,000     2,000,000      2,000      2,000,000
                                                                   -----------            -------------            --------------
                                                                    15,852,509               85,618,080               101,470,589
SOUTH CAROLINA                                     0.83%
BERKELEY COUNTY POLLUTION
   CONTROL FACILITIES,
   AMOCO CHEMICAL CO.
   PROJECT, RB, VRDB(A)       0.1300% 01-JUN-09              5,800   5,800,000                               5,800      5,800,000
SOUTH CAROLINA
   JOBS-ECONOMIC
   DEVELOPMENT AUTHORITY,
   PRESBYTERIAN HOME OF
   SOUTH CAROLINA PROJECT
   (RB) (LOC- WACHOVIA
   BANK) (VRDN) (A)           0.5000% 01-DEC-21                                     4,585     4,585,000      4,585      4,585,000
                                                                   -----------            -------------            --------------
                                                                     5,800,000                4,585,000                10,385,000
TENNESSEE                                          3.06%
CHATTANOOGA HEALTH
   EDUCATIONAL & HOUSING
   FACILITY BOARD,
   CATHOLIC HEALTH
   INITIATIVES (RB) SERIES
   C (VRDN) (A)               0.2100% 01-MAY-39                                     9,440     9,440,000      9,440      9,440,000
CLARKSVILLE PUBLIC
   BUILDING AUTHORITY (RB)
   (LOC - BANK OF AMERICA)
   (VRDN) (A)                 0.2600% 01-FEB-38                                     1,500     1,500,000      1,500      1,500,000
                              0.3500% 01-JUN-29                                     8,000     8,000,000      8,000      8,000,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
COUNTY OF SHELBY (GO)
   SERIES C (VRDN) (A)        0.5500% 01-DEC-31                                     5,150     5,150,000      5,150      5,150,000
MONTGOMERY COUNTY PUBLIC
   BUILDING AUTHORITY,
   TENNESSEE COUNTY LOAN
   POOL (RB) (LOC - BANK
   OF AMERICA) (VRDN) (A)     0.3500% 01-MAR-25                                     7,840     7,840,000      7,840      7,840,000
HAMILTON COUNTY, GO           4.0000% 01-MAR-10              6,315   6,458,524                               6,315      6,458,524
                                                                   -----------            -------------            --------------
                                                                     6,458,524               31,930,000                38,388,524
TEXAS                                              5.66%
GULF COAST INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   AMOCO OIL PROJECT (RB)
   (VRDN) (A)                 1.5750% 01-JUN-25                                     4,000     4,000,000      4,000      4,000,000
HARRIS COUNTY HEALTH
   FACILITIES DEVELOPMENT
   CORP., METHODIST
   HOSPITAL SYSTEM, SER
   A-1,  RB, VRDB(A)          0.2000% 01-JUN-09              8,600   8,600,000                               8,600      8,600,000
HOUSTON HIGHER EDUCATION
   FINANCE CORP. RICE
   UNIVERSITY PROJECT, SER
   B, RB, VRDB(A)             0.2500% 01-JUN-09              2,300   2,300,000                               2,300      2,300,000
HOUSTON INDEPENDENT SCHOOL
   DISTRICT (GO) (PSF-GTD)
   (VRDN) (A)                 1.8500% 15-JUN-31                                     4,905     4,905,000      4,905      4,905,000
NORTHSIDE INDEPENDENT
   SCHOOL DISTRICT (GO)
   SERIES A (PSF-GTD)
   (VRDN) (A)                 2.0000% 01-AUG-33                                     8,830     8,830,000      8,830      8,830,000
RED RIVER EDUCATION
   FINANCE CORPORATION,
   TEXAS CHRISTIAN
   UNIVERSITY PROJECT (RB)
   (VRDN) (A)                 0.3500% 01-MAR-30                                     7,700     7,700,000      7,700      7,700,000
RED RIVER EDUCATION
   FINANCE, TEXAS
   CHRISTIAN UNIVERSITY
   PROJECT, RB, VRDB(A)       0.3500% 03-JUN-09              4,600   4,600,000                               4,600      4,600,000
RED RIVER EDUCATION
   FINANCE, TEXAS
   CHRISTIAN UNIVERSITY
   PROJECT, RB, VRDB(A)       0.3900% 15-MAR-35                                    20,000    20,000,000     20,000     20,000,000
SAN ANTONIO EDUCATIONAL
   FACILITIES CORPORATION,
   TRINITY UNIVERSITY (RB)
   (VRDN) (A)                 0.3000% 01-JUN-33                                     2,500     2,500,000      2,500      2,500,000
SOUTHWEST HIGHER EDUCATION
   AUTHORITY, SOUTHERN
   METHODIST UNIVERSITY,
   RB, VRDB, LOC:
   LANDESBANK
   HESSEN-THRGN(A)            0.2500% 01-JUN-09              1,000   1,000,000                               1,000      1,000,000
TARRANT COUNTY CULTURAL
   EDUCATION FACILITIES
   FINANCE CORP., TEXAS
   HEALTH RESOURCES, SER
   G, RB, VRDB, SPA: BANK
   OF AMERICA N.A. (A)        0.2000% 01-JUN-09              1,000   1,000,000                               1,000      1,000,000
TEXAS TECHNICAL
   UNIVERSITY, SER A. TECP    0.3500% 17-JUL-09              5,700   5,700,000                               5,700      5,700,000
                                                                   -----------            -------------            --------------
                                                                    23,200,000               47,935,000                71,135,000
UTAH                                               0.08%
INTERMOUNTAIN POWER AGENCY
   (RB) SERIES E (FSA)        6.2500% 01-JUL-09                                     1,000     1,003,451      1,000      1,003,451
                                                                                          -------------            --------------
                                                                                              1,003,451                 1,003,451
VIRGINIA                                           2.59%
Ashland Industrial
   Development Authority,
   YMCA of Greater
   Richmond Project (RB)
   Series A (LOC -
   Wachovia Bank) (VRDN)
   (A)                        0.3500% 01-NOV-20                                     8,385     8,385,000      8,385      8,385,000
LOUDOUN COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   HOWARD HUGHES MEDICAL
   INSTITUTE (RB) SERIES E
   (VRDN) (A)                 0.0500% 15-FEB-38                                     3,100     3,100,000      3,100      3,100,000
LOUDOUN COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   HOWARD HUGHES MEDICAL
   INSTITUTE (RB) SERIES F
   (VRDN) (A)                 0.0500% 15-FEB-38                                     2,090     2,090,000      2,090      2,090,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
LOUISA COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   UNIVERSITY OF VIRGINIA
   HEALTH SERVICES
   FOUNDATION (RB) (LOC -
   WACHOVIA BANK) (VRDN)
   (A)                        0.5000% 01-OCT-30                                     3,000     3,000,000      3,000      3,000,000
FAIRFAX COUNTY INDUSTRIAL
   DEVELOPMENT AUTHORITY,
   FAIRFAX HOSPITAL, SER
   D, RB, VRDB, INS:
   LIQUIDATION FACILITY -
   INNOVATIVE HEALTH
   SYSTEM(A)                  0.1500% 03-JUN-09              6,000   6,000,000                               6,000      6,000,000
UNIVERSITY OF VIRGINIA,
   SER 03-A, TECP             0.4000% 09-JUN-09             10,000  10,000,000                              10,000     10,000,000
                                                                   -----------            -------------            --------------
                                                                    16,000,000               16,575,000                32,575,000
WASHINGTON                                         1.64%
KING COUNTY WASHINGTON,
   SER A, TECP, INS:
   BAYERISCHE LANDESBANK      0.4500% 14-JUL-09              5,000   5,000,000                               5,000      5,000,000
TULALIP TRIBES OF THE
   TULALIP RESERVATION
   (RB) (LOC - WELLS FARGO
   BANK) (VRDN) (A)           0.2500% 01-JUN-19                                    11,100    11,100,000     11,100     11,100,000
WASHINGTON STATE
   HEALTHCARE FACILITIES
   AUTHORITY, NATIONAL
   HEALTH CARE RESEARCH &
   EDUCATIONAL PROJECT
   (RB) (LOC - BNP
   PARIBAS) (VRDN) (A)        0.3000% 01-JAN-32                                     4,500     4,500,000      4,500      4,500,000
                                                                   -----------            -------------            --------------
                                                                     5,000,000               15,600,000                20,600,000
WISCONSIN                                          2.58%
UNIVERSITY OF WISCONSIN
   HOSPITALS & CLINICS
   AUTHORITY (RB) SERIES A
   (LOC - U.S. BANK)
   (VRDN) (A)                 0.3500% 01-APR-32                                     1,000     1,000,000      1,000      1,000,000
WISCONSIN HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, GRACE
   LUTHERAN FOUNDATION
   PROJECT (RB) (LOC -
   U.S. BANK) (VRDN) (A)      0.3500% 01-JUL-14                                     1,845     1,845,000      1,845      1,845,000
WISCONSIN HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, INDIAN
   COMMUNITY SCHOOL OF
   MILWAUKEE (RB) (LOC -
   JPMORGAN CHASE BANK)
   (VRDN) (A)                 0.3500% 01-DEC-36                                    16,600    16,600,000     16,600     16,600,000
WISCONSIN HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, MEDICAL
   COLLEGE OF WISCONSIN
   (RB) SERIES B (LOC -
   U.S. BANK) (VRDN) (A)      0.2000% 01-DEC-33                                     2,000     2,000,000      2,000      2,000,000
WISCONSIN HEALTH &
   EDUCATIONAL FACILITIES
   AUTHORITY, WHEATON
   FRANCISCAN SERVICES
   (RB) (LOC - JPMORGAN
   CHASE BANK) (VRDN) (A)     0.2600% 15-AUG-36                                    10,000    10,000,000     10,000     10,000,000
PLEASANT PRAIRIE PCR, RB,
   VRDB, LOC: WELLS FARGO
   BANK(A)                    0.3500% 03-JUN-09              1,000   1,000,000                               1,000      1,000,000
                                                                   -----------            -------------            --------------
                                                                     1,000,000               31,445,000                32,445,000
WYOMING                                            0.60%
CARBON COUNTY POLLUTION
   CONTROL, AMOCO PROJECT
   SERIES 1985 (RB) (VRDN)
   (A)                        0.7200% 01-NOV-14                                     3,800     3,800,000      3,800      3,800,000
UINTA COUNTY, CHEVRON USA
   PROJECT (RB) (VRDN) (A)    0.1500% 15-AUG-20                                     3,700     3,700,000      3,700      3,700,000
                                                                                          -------------            --------------
                                                                                              7,500,000                 7,500,000

                                                              SELLING FUND          ACQUIRING FUND
                                                             PNC TAX-EXEMPT      ALLEGIANT TAX-EXEMPT
                                                           MONEY MARKET FUND       MONEY MARKET FUND        PRO FORMA COMBINED
                                                         --------------------- ------------------------ -------------------------
                                                % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)      VALUE
                                                -------- --------- ----------- ---------- ------------- ---------- --------------
AFFILIATED MONEY MARKET
   FUND                                            3.18%
BLACKROCK LIQUIDITY FUNDS
   MUNIFUND                                                                    39,870,700    39,870,700 39,870,700     39,870,700
                                                                   -----------            -------------            --------------
                                                                                             39,870,700                39,870,700
TOTAL INVESTMENT AT MARKET                       100.64%           224,158,076            1,039,595,266             1,263,753,342
                                                                   -----------            -------------            --------------
TOTAL INVESTMENT AT COST (B)                                       224,158,076            1,039,595,266             1,263,753,342
                                                                   ===========            =============            ==============

(A) Variable or floating rate security. Rate disclosed is as of May 31, 2009. The maturity date shown is the next reset date.

(B)  Aggregate cost for financial reporting and Federal income tax purposes.

(C) All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FSA -- Financial Security Assurance
GO -- General Obligation
LOC -- Letter of Credit
PLC -- Public Limited Company
PSF-GTD -- Public School Fund - Guaranteed
RB -- Revenue Bond
SAN -- Special Assessment Note
TECP -- Tax Exempt Commercial Paper

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                            Selling Fund                 Acquiring Fund
                                                     PNC Tax-Exempt Money Market   Allegiant Tax Exempt Money     Pro Forma
                                                              Bond Fund                    Market Fund             Combined
                                                     ---------------------------   --------------------------   -------------
ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                            Market Value                   Market Value          Market Value
                                                            ------------                  -------------         -------------
Level 1 - Quoted Prices                                                                      39,870,700            39,870,700
Level 2 - Other Significant Observable Inputs                224,158,076                    999,724,566         1,223,882,642
Level 3 - Significant Unobservable Inputs
                                                             -----------                  -------------         -------------
TOTAL ASSETS - INVESTMENT IN SECURITIES                      224,158,076                  1,039,595,266         1,263,753,342
                                                             ===========                  =============         =============

                           PNC TOTAL RETURN BOND FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  MAY 31, 2009

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
U.S GOVERNMENT AGENCY
   MORTGAGE BACKED
   OBLIGATIONS                                     23.23%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                                      6.88%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 7.5000% 01-SEP-30                  3       3,062                                   3         3,062
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 7.5000% 01-JUL-26                  4       4,044                                   4         4,044
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 6.0000% 01-DEC-35              2,477   2,598,327                               2,477     2,598,327
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.0000% 01-OCT-34              1,808   1,854,754                               1,808     1,854,754
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 6.0000% 01-APR-37              2,982   3,122,480                               2,982     3,122,480
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 6.0000% 01-JUL-37              1,866   1,954,260                               1,866     1,954,260
FEDERAL HOME LOAN MORTGAGE
   CORPORATION(A)              5.0600% 01-MAR-36              2,548   2,633,601                               2,548     2,633,601
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-OCT-29                  5       5,140                                   5         5,140
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-MAY-31                  3       3,782                                   3         3,782
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 4.5000% 01-NOV-18              1,762   1,807,973                               1,762     1,807,973
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.0000% 01-NOV-18              1,567   1,622,433                               1,567     1,622,433
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.0000% 01-JAN-19              1,455   1,511,808                               1,455     1,511,808
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 5.5000% 01-OCT-18              1,362   1,431,021                               1,362     1,431,021
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-SEP-30                  1         868                                   1           868
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 8.0000% 01-DEC-30                  1         594                                   1           594
FEDERAL HOME LOAN MORTGAGE
   CORPORATION                 4.3750% 17-JUL-15                350     376,609                                 350       376,609
                                                                    -----------                                     -------------
                                                                     18,930,756                                        18,930,756

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                                     15.72%
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 2.3750% 23-MAR-12              1,120   1,129,679                               1,120     1,129,679
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-NOV-27                 20      21,402                                  20        21,402
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-APR-37              4,488   4,646,098                               4,488     4,646,098
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-APR-27                  9       9,594                                   9         9,594
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 01-OCT-27                  2       2,354                                   2         2,354
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-APR-11                  3       3,510                                   3         3,510
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-AUG-26                  5       6,070                                   5         6,070
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 01-AUG-27                 53      58,482                                  53        58,482
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-OCT-27                 40      43,841                                  40        43,841
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 01-SEP-27                  4       4,470                                   4         4,470
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-OCT-27                  3       3,526                                   3         3,526
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.0000% 13-FEB-17              2,700   2,932,864                               2,700     2,932,864
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 01-MAR-29                 43      46,836                                  43        46,836
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-APR-30                  2       2,350                                   2         2,350
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-AUG-31                 17      18,761                                  17        18,761
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-SEP-17                                     2,528     2,656,308      2,528     2,656,308
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-JAN-31                  2       2,194                                   2         2,194
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-APR-31                  4       3,933                                   4         3,933
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION(F)              7.5000% 01-APR-31                  0         490                                   0           490
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 01-JUL-31                 17      18,225                                  17        18,225
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 1.7500% 23-MAR-11                                     4,960     5,024,584      4,960     5,024,584
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-APR-34              2,328   2,417,489                               2,328     2,417,489
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-JAN-34              1,671   1,735,622                               1,671     1,735,622
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.0000% 01-JUN-20                                     2,946     3,059,427      2,946     3,059,427
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 4.5000% 01-SEP-35                                     4,680     4,725,415      4,680     4,725,415
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.0000% 01-NOV-35              4,017   4,122,882                               4,017     4,122,882
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 4.5000% 01-AUG-20                                     1,854     1,915,214      1,854     1,915,214
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 5.5000% 01-DEC-36                                     1,646     1,706,559      1,646     1,706,559
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 6.0000% 01-DEC-36                                     3,969     4,163,665      3,969     4,163,665
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION                 4.5000% 01-APR-23              2,716   2,785,755                               2,716     2,785,755
                                                                    -----------            -------------            -------------
                                                                     20,016,427               23,251,172               43,267,599
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                                      0.63%
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 15-JAN-32                 18      19,558                                  18        19,558
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 20-MAY-24                  4       4,475                                   4         4,475
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-FEB-12                  7       7,588                                   7         7,588
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 6.5000% 15-MAR-26                  6       6,108                                   6         6,108
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-25                  6       6,837                                   6         6,837
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 6.5000% 15-FEB-26                  6       6,892                                   6         6,892

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-JAN-27                  7       7,508                                   7         7,508
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-DEC-27                  2       2,468                                   2         2,468
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-27                 42      46,074                                  42        46,074
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-27                  3       2,758                                   3         2,758
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.5000% 15-AUG-27                 17      18,344                                  17        18,344
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 15-SEP-27                  8       8,689                                   8         8,689
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-SEP-27                  5       5,709                                   5         5,709
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-OCT-27                  6       6,573                                   6         6,573
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-APR-28                  2       1,656                                   2         1,656
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.5000% 15-OCT-29                 26      27,966                                  26        27,966
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 7.0000% 15-FEB-17                117     124,618                                 117       124,618
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-NOV-16                  9       9,850                                   9         9,850
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION(F)              9.0000% 15-MAY-16                  0         444                                   0           444
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 15-MAY-17                  2       2,407                                   2         2,407
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-NOV-19                  6       6,156                                   6         6,156
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21                  2       2,018                                   2         2,018
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                10.0000% 15-MAY-19                  3       2,810                                   3         2,810
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21                 13      13,925                                  13        13,925
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-AUG-21                  9      10,113                                   9        10,113
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21                  6       6,335                                   6         6,335
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-JUN-21                 45      49,031                                  45        49,031
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 9.0000% 15-SEP-21                  1         859                                   1           859
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 8.0000% 15-FEB-23                 37      40,874                                  37        40,874

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION                 3.2790% 16-JUL-37              1,308   1,279,342                               1,308     1,279,342
                                                                                                                  0             0
                                                                    -----------            -------------            -------------
                                                                      1,727,985                        0                1,727,985
CORPORATE BONDS                                    43.29%
AUTOMOTIVE                                          0.18%
FORD MOTOR CREDIT
                               7.2500% 25-OCT-11                                       500       431,485        500       431,485
GENERAL MOTORS(C)              8.3750% 15-JUL-33                                       660        59,400        660        59,400
                                                                                                                    -------------
                                                                              0                  490,885                  490,885
CABLE & NEWS MEDIA                                  2.42%
COMCAST CABLE COMMUNICATIONS
   HOLDINGS, INC.              8.3750% 15-MAR-13                750     836,100                                 750       836,100
CSC HOLDINGS(D)                8.5000% 15-JUN-15                                       600       591,000        600       591,000
COMCAST CABLE COMMUNICATIONS
   LLC(B)                      7.1250% 15-JUN-13                                       500       537,836        500       537,836
DIRECTV HOLDINGS LLC           8.3750% 15-MAR-13                                       696       701,220        696       701,220
DISH DBS                       7.7500% 31-MAY-15                                       460       434,700        460       434,700
IDEARC(C)                      8.0000% 15-NOV-16                                       675        15,188        675        15,188
NEWS AMERICA HOLDINGS, INC.    8.4500% 01-AUG-34                720     656,004                                 720       656,004
ROGERS COMMUNICATIONS          7.5000% 15-AUG-38                                       440       465,322        440       465,322
THOMSON REUTERS                5.7000% 01-OCT-14                                       665       667,121        665       667,121
TIME WARNER CABLE(B)           5.8500% 01-MAY-17                                       800       790,152        800       790,152
TIME WARNER CABLE, INC.        8.2500% 14-FEB-14                450     501,485                                 450       501,485
WASHINGTON POST CO.            7.2500% 01-FEB-19                455     456,029                                 455       456,029
                                                                    -----------                                     -------------
                                                                      2,449,618                4,202,539                6,652,157
CONSUMER DISCRETIONARY                              0.49%
HASBRO, INC.                   6.1250% 15-MAY-14                215     216,811                                 215       216,811
MOHAWK INDUSTRIES              6.6250% 15-JAN-16                                       250       215,830        250       215,830
STANLEY WORKS(B) (A)           5.9020% 01-DEC-45                                       750       420,000        750       420,000
WHIRLPOOL CORP.                8.0000% 01-MAY-12                475     484,400                                 475       484,400
                                                                    -----------                                     -------------
                                                                        701,211                  635,830                1,337,041
CONSUMER NON-CYCLICAL                               0.53%
ACCO BRANDS                    7.6250% 15-AUG-15                                       235       104,575        235       104,575
GSC HOLDINGS                   8.0000% 01-OCT-12                                       275       276,031        275       276,031
HANESBRANDS(A)                 5.6980% 15-DEC-14                                       785       631,925        785       631,925
QUIKSILVER(B)                  6.8750% 15-APR-15                                       680       452,200        680       452,200
                                                                                           -------------            -------------
                                                                                               1,464,731                1,464,731
CONSUMER SERVICES                                   1.89%
BROWNING-FERRIS INDUSTRIES     9.2500% 01-MAY-21                                       810       846,685        810       846,685
EDUCATION MANAGEMENT LLC       8.7500% 01-JUN-14                                       275       268,125        275       268,125
FONTAINEBLEAU LAS VEGAS
   HOLDINGS(C) (D)            10.2500% 15-JUN-15                                     1,150        51,750      1,150        51,750
GAYLORD ENTERTAINMENT(B)       8.0000% 15-NOV-13                                       250       205,938        250       205,938
IRON MOUNTAIN                  8.7500% 15-JUL-18                                       490       476,525        490       476,525
MGM MIRAGE                     7.6250% 15-JAN-17                                       250       160,000        250       160,000

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
MGM MIRAGE(D)                 11.1250% 15-NOV-17                                       200       209,500        200       209,500
MASHANTUCKET WESTERN PEQUOT
   TRIBE(D)                    8.5000% 15-NOV-15                                     1,125       438,750      1,125       438,750
MCDONALD'S(B)                  6.3000% 15-OCT-37                                       885       935,921        885       935,921
ROYAL CARIBBEAN CRUISES        7.2500% 15-JUN-16                                       600       444,000        600       444,000
SPEEDWAY MOTORSPORTS           6.7500% 01-JUN-13                                       100        93,500        100        93,500
TICKETMASTER(D)               10.7500% 28-JUL-16                                       250       200,000        250       200,000
UNIVERSAL CITY DEVELOPMENT
   PARTNERS                   11.7500% 01-APR-10                                       500       480,000        500       480,000
UNIVERSAL CITY FLORIDA
   HOLDING(B)                  8.3750% 01-MAY-10                                       300       214,500        300       214,500
WYNN LAS VEGAS CAPITAL         6.6250% 01-DEC-14                                       210       178,763        210       178,763
                                                                                           -------------            -------------
                                                                                               5,203,957                5,203,957
CONSUMER STAPLES                                    0.58%
AVON PRODUCTS, INC.            5.6250% 01-MAR-14                360     381,438                                 360       381,438
AVON PRODUCTS                  6.5000% 01-MAR-19                                       410       433,592        410       433,592
ESTEE LAUDER CO., INC.         6.0000% 15-MAY-37              1,045     780,287                               1,045       780,287
                                                                    -----------            -------------            -------------
                                                                      1,161,725                  433,592                1,595,317
ENERGY                                              4.58%
ANADARKO PETROLEUM             8.7000% 15-MAR-19                                       385       428,693        385       428,693
ATMOS ENERGY                   8.5000% 15-MAR-19                                       400       442,906        400       442,906
CHESAPEAKE ENERGY              6.6250% 15-JAN-16                                       500       428,750        500       428,750
CONOCOPHILLIPS                 6.5000% 01-FEB-39                                       400       413,379        400       413,379
CONOCOPHILLIPS                 5.7500% 01-FEB-19                185     190,582                                 185       190,582
COPANO ENERGY LLC              7.7500% 01-JUN-18                                       735       650,475        735       650,475
DENBURY RESOURCES              7.5000% 01-APR-13                                       750       720,000        750       720,000
DEVON ENERGY                   6.3000% 15-JAN-19                                       500       517,442        500       517,442
EQT                            8.1250% 01-JUN-19                                       150       154,736        150       154,736
ENCANA                         6.5000% 15-MAY-19                                       285       292,820        285       292,820
ENERGY TRANSFER PARTNERS
   LP(B)                       5.9500% 01-FEB-15                                       700       687,637        700       687,637
HESS                           8.1250% 15-FEB-19                                       470       516,417        470       516,417
HUSKY ENERGY, INC.             7.2500% 15-DEC-19                180     188,191                                 180       188,191
KINDER MORGAN ENERGY
   PARTNERS LP (MTN)           6.9500% 15-JAN-38                                       500       463,329        500       463,329
MARATHON OIL CORP.             7.5000% 15-FEB-19                110     116,228                                 110       116,228
MARKWEST ENERGY PARTNERS       8.5000% 15-JUL-16                                       675       570,375        675       570,375
NEXEN                          5.8750% 10-MAR-35                                       500       396,846        500       396,846
OPTI CANADA(B)                 8.2500% 15-DEC-14                                       940       648,600        940       648,600
PHI                            7.1250% 15-APR-13                                       715       582,725        715       582,725
PETRO-CANADA                   6.0500% 15-MAY-18                                       400       373,838        400       373,838
SEARIVER MARITIME, INC.        0.0000% 01-SEP-12                805     733,136                                 805       733,136
SOUTHERN UNION(A)              7.2000% 01-NOV-66                                       830       502,150        830       502,150
SUNOCO                         9.6250% 15-APR-15                                       325       367,229        325       367,229
TEPPCO PARTNERS LP             7.5500% 15-APR-38                                       385       330,220        385       330,220
TESORO                         6.6250% 01-NOV-15                                       820       698,025        820       698,025
WEATHERFORD INTERNATIONAL      6.0000% 15-MAR-18                                       500       444,341        500       444,341
XTO ENERGY                     5.5000% 15-JUN-18                                       375       367,940        375       367,940
XTO ENERGY                     5.7500% 15-DEC-13                                       350       365,567        350       365,567
                                                                    -----------            -------------            -------------
                                                                      1,228,137               11,364,440               12,592,577
                                                                    -----------            -------------            -------------

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
FINANCIALS & INSURANCE                             10.92%
ALLSTATE CORP.                 6.2000% 16-MAY-14                175     181,591                                 175       181,591
AMERICAN EXPRESS BANK FSB      5.5500% 17-OCT-12                                       725       712,411        725       712,411
AMERICAN EXPRESS               8.1500% 19-MAR-38                                       440       428,222        440       428,222
BB&T CORP.(B)                  5.2000% 23-DEC-15                640     569,812                                 640       569,812
BB&T CORP.                     5.7000% 30-APR-14                750     749,136                                 750       749,136
BANK OF AMERICA (MTN)(B)       3.1250% 15-JUN-12                                       800       829,894        800       829,894
BANK OF AMERICA CORP.          5.6500% 01-MAY-18                935     838,132                                 935       838,132
BANK OF AMERICA (MTN)(B)       7.3750% 15-MAY-14                120     126,420        250       263,104        370       389,524
BANK OF AMERICA CORP.          7.6250% 01-JUN-19                175     177,309                                 175       177,309
BEAR STEARNS COS., INC. (THE)  7.2500% 01-FEB-18                540     557,599                                 540       557,599
CAPITAL ONE FINANCIAL CORP.    7.3750% 23-MAY-14                500     515,704                                 500       515,704
CITIGROUP                      5.1250% 05-MAY-14                                     1,515     1,372,917      1,515     1,372,917
CREDIT SUISSE USA(B)           4.8750% 15-JAN-15                                     1,000       983,507      1,000       983,507
GENERAL ELECTRIC CAPITAL
   (MTN)(B)                    5.8750% 14-JAN-38                                     4,075     3,299,083      4,075     3,299,083
GENERAL ELECTRIC CAPITAL
   CORP.                       6.7500% 15-MAR-32              1,300   1,164,898                               1,300     1,164,898
GENERAL ELECTRIC CAPITAL(B)    1.6250% 07-JAN-11                                     1,090     1,100,391      1,090     1,100,391
GOLDMAN SACHS GROUP            6.7500% 01-OCT-37                                     1,000       838,325      1,000       838,325
GOLDMAN SACHS GROUP            5.9500% 18-JAN-18                                        10         9,535         10         9,535
GOLDMAN SACHS GROUP(B)         1.6250% 15-JUL-11                                       475       478,151        475       478,151
HSBC FINANCE(A)                1.3690% 24-APR-12                                       455       402,176        455       402,176
INTERNATIONAL LEASE FINANCE
   (MTN)                       5.6250% 15-SEP-10                                       453       410,968        453       410,968
JPMORGAN CHASE(B)              6.0000% 15-JAN-18                                     1,000       995,276      1,000       995,276
JPMORGAN CHASE & CO.(B)        4.6500% 01-JUN-14                370     367,914                                 370       367,914
JPMORGAN CHASE CAPITAL XV      5.8750% 15-MAR-35                                     2,010     1,597,120      2,010     1,597,120
JPMORGAN CHASE(B)              2.1250% 22-JUN-12                                       545       549,794        545       549,794
MARSH & MCLENNAN               9.2500% 15-APR-19                                       390       437,737        390       437,737
MERRILL LYNCH & CO., INC.      5.4500% 05-FEB-13                950     886,249                                 950       886,249
MERRILL LYNCH (MTN)(B)         6.8750% 25-APR-18                                       785       728,526        785       728,526
METLIFE, INC.                  6.8170% 15-AUG-18              1,055   1,063,593                               1,055     1,063,593
MORGAN STANLEY(B)              5.3000% 01-MAR-13                                       500       501,437        500       501,437
MORGAN STANLEY(A)              1.3990% 09-JAN-12                                     1,300     1,180,392      1,300     1,180,392
MORGAN STANLEY                 4.7500% 01-APR-14              1,075     984,615                               1,075       984,615
NORTHERN TRUST CORP.           5.5000% 15-AUG-13                135     141,050                                 135       141,050
PRINCIPAL FINANCIAL GROUP      8.8750% 15-MAY-19                                       410       405,356        410       405,356
SLM CORP.                      4.0000% 15-JAN-10                865     830,521                                 865       830,521
STATE STREET(B)                2.1500% 30-APR-12                                       395       398,772        395       398,772
US BANK NA                     4.8000% 15-APR-15                230     222,893                                 230       222,893
WACHOVIA CORP.                 5.5000% 01-MAY-13              1,385   1,412,287                               1,385     1,412,287
WACHOVIA CAPITAL TRUST
   III(B) (A)                  5.8000% 15-MAR-42                                       770       469,700        770       469,700
WACHOVIA CORP.                 5.3000% 15-OCT-11                850     878,166                                 850       878,166
                                                                    -----------            -------------            -------------
                                                                     11,667,889               18,392,794               30,060,683
FOOD, BEVERAGE & TOBACCO                            1.55%
DEL MONTE                      8.6250% 15-DEC-12                                       500       502,500        500       502,500
DR PEPPER SNAPPLE GROUP, INC.  6.1200% 01-MAY-13                240     245,575                                 240       245,575

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
GENERAL MILLS INC.             5.6500% 15-FEB-19                115     117,878                                 115       117,878
KELLOGG CO.                    4.2500% 06-MAR-13              1,000   1,026,776                               1,000     1,026,776
KRAFT FOODS(B)                 6.1250% 23-AUG-18                                       405       413,676        405       413,676
KROGER CO.                     7.5000% 15-JAN-14              1,050   1,177,369                               1,050     1,177,369
PEPSICO                        7.9000% 01-NOV-18                                       420       502,882        420       502,882
SAFEWAY, INC.                  6.2500% 15-MAR-14                270     287,851                                 270       287,851
                                                                    -----------            -------------            -------------
                                                                      2,855,449                1,419,058                4,274,507
FOREIGN BONDS                                       0.85%
CIA BRASILEIRA DE BEBIDA       8.7500% 15-SEP-13                725     837,375                                 725       837,375
HUTCHISON WHAMPOA
   INTERNATIONAL(D)            5.4500% 24-NOV-10                900     935,772                                 900       935,772
VEDANTA RESOURCES PLC(D)       8.7500% 15-JAN-14                575     560,625                                 575       560,625
                                                                    -----------                                     -------------
                                                                      2,333,772                                         2,333,772
HEALTHCARE                                          0.10%
AMGEN                          6.4000% 01-FEB-39                                       275       280,499        275       280,499
                                                                                           -------------            -------------
                                                                                                 280,499                  280,499
INDUSTRIALS                                         2.81%
BALDOR ELECTRIC(B)
                               8.6250% 15-FEB-17                                       300       273,000        300       273,000
CATERPILLAR, INC.(B)           7.9000% 15-DEC-18                790     888,885                                 790       888,885
CRH AMERICA                    8.1250% 15-JUL-18                                       500       468,100        500       468,100
GENERAL ELECTRIC               5.2500% 06-DEC-17                                       575       569,532        575       569,532
GENERAL ELECTRIC CO.           5.0000% 01-FEB-13              1,400   1,442,521                               1,400     1,442,521
H&E EQUIPMENT SERVICES         8.3750% 15-JUL-16                                       440       345,400        440       345,400
HAWKER BEECHCRAFT
   ACQUISITION LLC             9.7500% 01-APR-17                                       750       232,500        750       232,500
INGERSOLL-RAND GLOBAL HOLDING  9.5000% 15-APR-14                375     406,843        400       433,542        775       840,385
K HOVNANIAN ENTERPRISES(B)    11.5000% 01-MAY-13                                       415       353,788        415       353,788
LOCKHEED MARTIN CORP.          7.7500% 01-MAY-26                200     234,364                                 200       234,364
MARTIN MARIETTA MATERIALS,
   INC.                        6.2500% 01-MAY-37                890     741,352                                 890       741,352
NEENAH FOUNDARY                9.5000% 01-JAN-17                                       700       217,000        700       217,000
PACCAR(B)                      6.8750% 15-FEB-14                                       450       490,803        450       490,803
TEREX                          7.3750% 15-JAN-14                                       100        91,750        100        91,750
TEREX                         10.8750% 01-JUN-16                                       175       173,906        175       173,906
USG                            6.3000% 15-NOV-16                                       525       380,625        525       380,625
                                                                    -----------            -------------            -------------
                                                                      3,713,965                4,029,946                7,743,911
INFORMATION TECHNOLOGY                              0.18%
XEROX                          8.2500% 15-MAY-14                                       500       507,480        500       507,480
                                                                                           -------------            -------------
                                                                                                 507,480                  507,480
MATERIALS                                           1.45%
DOW CHEMICAL                   8.5500% 15-MAY-19                                       415       414,959        415       414,959
E.I. DU PONT DE NEMOURS AND
   CO.                         4.7500% 15-MAR-15              1,130   1,147,762                               1,130     1,147,762
INTERNATIONAL PAPER(B)         9.3750% 15-MAY-19                                       400       402,637        400       402,637
INTERNATIONAL PAPER CO.(B)     7.4000% 15-JUN-14              1,090   1,074,736                               1,090     1,074,736

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
OWENS-ILLINOIS                 7.8000% 15-MAY-18                                       250       236,250        250       236,250
PRAXAIR, INC.                  4.3750% 31-MAR-14                475     484,355                                 475       484,355
ROCK-TENN                      9.2500% 15-MAR-16                                       225       228,375        225       228,375
                                                                    -----------            -------------            -------------
                                                                      2,706,853                1,282,221                3,989,074
REAL ESTATE INVESTMENT TRUSTS                       0.64%
AMB PROPERTY LP (MTN)          6.3000% 01-JUN-13                                       480       427,992        480       427,992
PROLOGIS(B)                    6.6250% 15-MAY-18                                       600       469,022        600       469,022
REALTY INCOME                  6.7500% 15-AUG-19                                     1,000       867,285      1,000       867,285
                                                                                           -------------            -------------
                                                                                               1,764,299                1,764,299
RETAIL                                              1.63%
AUTOZONE                       6.5000% 15-JAN-14                                       840       856,647        840       856,647
CVS CAREMARK                   5.7500% 01-JUN-17                                       115       114,854        115       114,854
HOME DEPOT                     5.8750% 16-DEC-36                                       950       761,988        950       761,988
KOHL'S CORP.                   6.8750% 15-DEC-37                895     824,117                                 895       824,117
NEIMAN-MARCUS GROUP(B)         10.375% 15-OCT-15                                       600       318,000        600       318,000
STAPLES(B)                     9.7500% 15-JAN-14                                       425       468,617        425       468,617
TJX                            6.9500% 15-APR-19                                       385       416,996        385       416,996
WAL-MART STORES                5.2500% 01-SEP-35                                       805       733,522        805       733,522
                                                                    -----------            -------------            -------------
                                                                        824,117                3,670,624                4,494,741
TECHNOLOGY                                          1.18%
BE AEROSPACE(B)                8.5000% 01-JUL-18                                       240       226,800        240       226,800
CISCO SYSTEMS                  5.9000% 15-FEB-39                                       325       314,802        325       314,802
DELL                           5.6250% 15-APR-14                                       300       316,591        300       316,591
INTERNATIONAL BUSINESS
   MACHINES(B)                 7.6250% 15-OCT-18                                     1,000     1,180,370      1,000     1,180,370
KLA-TENCOR                     6.9000% 01-MAY-18                                       200       171,216        200       171,216
SUNGARD DATA SYSTEMS(B) (D)   10.6250% 15-MAY-15                                       575       556,313        575       556,313
TRANSDIGM                      7.7500% 15-JUL-14                                       500       482,500        500       482,500
                                                                                           -------------            -------------
                                                                                               3,248,592                3,248,592
TELECOMMUNICATIONS                                  2.60%
AT&T                           6.5500% 15-FEB-39                                       450       439,479        450       439,479
AT&T                           5.6250% 15-JUN-16                                       510       519,104        510       519,104
AT&T, INC.                     6.4000% 15-MAY-38              1,000     954,830                               1,000       954,830
GTE                            6.9400% 15-APR-28                                     1,790     1,709,898      1,790     1,709,898
NEXTEL COMMUNICATIONS          7.3750% 01-AUG-15                                       840       665,700        840       665,700
TELECOM ITALIA CAPITAL SA      6.9990% 04-JUN-18                                       635       619,815        635       619,815
TIME WARNER, INC.              5.8750% 15-NOV-16                800     773,456                                 800       773,456
VERIZON NEW JERSEY, INC.       5.8750% 17-JAN-12              1,400   1,467,148                               1,400     1,467,148
                                                                    -----------            -------------            -------------
                                                                      3,195,434                3,953,996                7,149,430
TRANSPORTATION                                      1.61%
BURLINGTON NORTHERN SANTA FE
   CORP.                       7.0000% 01-FEB-14                325     348,562                                 325       348,562
CANADIAN NATIONAL RAILWAY CO.  5.5500% 01-MAR-19                490     501,358                                 490       501,358
ERAC USA FINANCE(D)            6.3750% 15-OCT-17                                       975       818,908        975       818,908

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
HERTZ(B)                      10.5000% 01-JAN-16                                       475       413,250        475       413,250
KANSAS CITY SOUTHERN DE
   MEXICO SA DE CV             9.3750% 01-MAY-12                                       500       448,750        500       448,750
NORFOLK SOUTHERN CORP.(D)      5.7500% 15-JAN-16                500     483,733                                 500       483,733
UNION PACIFIC CORP.            7.8750% 15-JAN-19              1,000   1,120,258                               1,000     1,120,258
UNITED PARCEL SERVICE, INC.    3.8750% 01-APR-14                295     299,533                                 295       299,533
                                                                    -----------            -------------            -------------
                                                                      2,753,444                1,680,908                4,434,352
U.S. GOVERNMENT AGENCY
   BACKED
TEMPORARY LIQUIDITY
   GUARANTEE
PROGRAM                                           - 2.92%
BANK OF AMERICA CORP.          3.1250% 15-JUN-12              1,750   1,816,708                               1,750     1,816,708
CITIGROUP (TLGP) (FDIC)(B)     2.8750% 09-DEC-11                                     3,070     3,165,520      3,070     3,165,520
GENERAL ELECTRIC CAPITAL
   (TLGP) (FDIC)(B)            3.0000% 09-DEC-11                                     1,640     1,697,708      1,640     1,697,708
JPMORGAN CHASE & CO.,
   GUARANTEED: FDIC(B)         3.1250% 01-DEC-11              1,300   1,348,292                               1,300     1,348,292
                                                                    -----------            -------------            -------------
                                                                      3,165,000                4,863,228                8,028,228
UTILITIES                                           4.18%
APPALACHIAN POWER              4.9500% 01-FEB-15                                       695       656,622        695       656,622
ARIZONA PUBLIC SERVICE         8.7500% 01-MAR-19                                       400       422,252        400       422,252
ATLANTIC CITY ELECTRIC CO.     7.7500% 15-NOV-18                225     250,637                                 225       250,637
BALTIMORE GAS & ELECTRIC       6.1250% 01-JUL-13                                     1,000     1,021,476      1,000     1,021,476
BRUCE MANSFIELD UNIT           6.8500% 01-JUN-34                                       650       507,388        650       507,388
CONSOLIDATED EDISON CO. OF
   NEW YORK                    5.5500% 01-APR-14                210     224,596                                 210       224,596
DOMINION RESOURCES             7.0000% 15-JUN-38                                       995     1,009,627        995     1,009,627
DOMINION RESOURCES, INC.       6.4000% 15-JUN-18              1,000   1,038,710                               1,000     1,038,710
DOMINION RESOURCES, INC.       8.8750% 15-JAN-19                445     521,669                                 445       521,669
EDISON MISSION ENERGY          7.7500% 15-JUN-16                                       665       515,375        665       515,375
EXELON GENERATION CO., LLC     6.2000% 01-OCT-17                570     554,017                                 570       554,017
FPL GROUP CAPITAL, INC.        7.8750% 15-DEC-15                575     661,256                                 575       661,256
MIDAMERICAN ENERGY HOLDINGS    6.1250% 01-APR-36                                     1,000       927,890      1,000       927,890
NATIONAL FUEL GAS CO.          8.7500% 01-MAY-19                375     395,323                                 375       395,323
NATIONAL RURAL UTILITIES
   COOPERATIVE FINANCE         5.4500% 10-APR-17                                       510       498,293        510       498,293
NISOURCE FINANCE               6.8000% 15-JAN-19                                       825       739,164        825       739,164
NRG ENERGY                     7.2500% 01-FEB-14                                       500       478,750        500       478,750
PACIFICORP                     5.5000% 15-JAN-19                170     176,522                                 170       176,522
PROGRESS ENERGY CAROLINA       5.3000% 15-JAN-19                105     107,844                                 105       107,844
TEXAS COMPETITIVE ELECTRIC
   HOLDINGS LLC(B)            10.2500% 01-NOV-15                                       750       444,375        750       444,375
WISCONSIN ENERGY(A)            6.2500% 15-MAY-67                                       480       345,600        480       345,600
                                                                    -----------            -------------            -------------
                                                                      3,930,574                7,566,812               11,497,386
ASSET BACKED SECURITIES                             4.13%
AUTOMOTIVE                                          2.12%
CARMAX AUTO OWNER TRUST,
   2009-1, CLASS A3            4.1200% 15-MAR-13                500     508,426                                 500       508,426
CATERPILLAR FINANCIAL ASSET
   TRUST, 2008-A, CLASS
   A2B(A)                      1.4588% 27-DEC-10                508     508,000                                 508       508,000

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
HONDA AUTO RECEIVABLES OWNER
   TRUST, 2009-2, CLASS A3     2.7900% 16-JAN-12                395     397,686                                 395       397,686
JOHN DEERE OWNER TRUST,
   2008-A, CLASS A2            3.6300% 15-MAR-11                316     316,917                                 316       316,917
JOHN DEERE OWNER TRUST,
   2008-A, CLASS A3            4.1800% 15-JUN-12                180     181,649                                 180       181,649
NISSAN AUTO RECEIVABLES
   OWNER TRUST, 2009-A,
   CLASS A3                    3.2000% 15-FEB-13                850     861,724                                 850       861,724
USAA AUTO OWNER TRUST,
   2008-3, CLASS A3            4.2800% 15-OCT-12                580     599,353                                 580       599,353
USAA AUTO OWNER TRUST,
   2009-1, CLASS A3            3.0200% 17-JUN-13                495     499,355                                 495       499,355
WFS FINANCIAL OWNER
   TRUST,SERIES 2005-3, CL A4  4.3900% 17-MAY-13                                       427       429,289        427       429,289
WORLD OMNI AUTO RECEIVABLES
   TRUST, 2009-A, CLASS A3     3.3300% 15-MAY-13                300     303,203                                 300       303,203
WORLD OMNI AUTO RECEIVABLES
   TRUST,SERIES 2007-B, CL
   A3A                         5.2800% 17-JAN-12                                     1,203     1,228,420      1,203     1,228,420
                                                                    -----------            -------------            -------------
                                                                      4,176,313                1,657,709                5,834,022
CREDIT CARDS                                        0.36%
CAPITAL ONE MULTI-ASSET
   EXECUTION TRUST, 2006-A6,
   CLASS A6                    5.3000% 18-FEB-14                170     178,260                                 170       178,260
CITIBANK CREDIT CARD
   ISSUANCE TRUST, 2005-A7,
   CLASS A7                    4.7500% 22-OCT-12                195     201,889                                 195       201,889
DISCOVER CARD MASTER TRUST,
   2008-A4, CLASS A4           5.6500% 15-DEC-15                160     163,346                                 160       163,346
MBNA MASTER CREDIT CARD
   TRUST, 2000-E, CLASS A      7.8000% 15-OCT-12                430     453,813                                 430       453,813
                                                                    -----------                                     -------------
                                                                        997,308                                           997,308
UTILITIES                                           1.19%
ATLANTIC CITY ELECTRIC
   TRANSITION FUNDING LLC,
   SERIES 2002-1, CL A4        5.5500% 20-OCT-23                                     3,175     3,287,683      3,175     3,287,683
                                                                                           -------------            -------------
                                                                                               3,287,683                3,287,683
MISCELLANEOUS                                       0.46%
CNH EQUIPMENT TRUST, 2007-C,
   CLASS A3A                   5.2100% 15-DEC-11                939     951,700                                 939       951,700
CNH EQUIPMENT TRUST, 2009-A,
   CLASS A3                    5.2800% 15-NOV-12                305     317,597                                 305       317,597
                                                                    -----------                                     -------------
                                                                      1,269,297                                         1,269,297
LOAN AGREEMENTS                                     0.26%
HCA(A)(E)                      3.2000% 18-NOV-12                                       802       717,943                  717,943
                                                                                           -------------            -------------
                                                                                                 717,943                  717,943
U.S TREASURY OBLIGATIONS                           10.33%
U.S TREASURY INDEX                                  2.45%
US. TREASURY INFLATION INDEX
   NOTE                        6.2500% 15-APR-13              2,214   2,211,027                               2,200     2,211,027

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
U.S. TREASURY INFLATIONARY
   INDEX(B)                    1.6250% 15-JAN-18                                     4,490     4,544,982      4,490     4,544,982
                                                                    -----------            -------------            -------------
                                                                      2,211,027                4,544,982                6,756,009
U.S TREASURY BONDS                                  2.87%
U.S. TREASURY BONDS            4.7500% 15-FEB-37              2,705   2,875,331                               2,705     2,875,331
U.S. TREASURY BONDS(B)         4.5000% 15-FEB-36                                     3,245     3,320,547      3,245     3,320,547
U.S. TREASURY BONDS(B)         5.3750% 15-FEB-31                                     1,485     1,694,988      1,485     1,694,988
                                                                    -----------            -------------            -------------
                                                                      2,875,331                5,015,535                7,890,866
U.S TREASURY NOTES                                  5.01%
U.S. TREASURY NOTES            3.6250% 15-MAY-13                295     315,120                                 295       315,120
U.S. TREASURY NOTES(B)         6.5000% 15-FEB-10                                        60        62,592         60        62,592
U.S. TREASURY NOTES(B)         4.2500% 15-AUG-13                                       800       873,813        800       873,813
U.S. TREASURY NOTES            4.2500% 15-AUG-14              2,660   2,901,480                               2,660     2,901,480
U.S. TREASURY NOTES            4.8750% 15-AUG-16                                        15        16,754         15        16,754
U.S. TREASURY NOTES(B)         4.0000% 15-AUG-18              2,470   2,579,414                               2,470     2,579,414
U.S. TREASURY NOTES            2.7500% 15-FEB-19                                       735       690,731        735       690,731
U.S. TREASURY NOTES(B)         1.3750% 15-APR-12                                     6,340     6,346,936      6,340     6,346,936
                                                                    -----------            -------------            -------------
                                                                      5,796,014                7,990,826               13,786,840
COLLATERALIZED MORTGAGE
   OBLIGATIONS                                      8.11%
FANNIE MAE, SERIES 2003-69,
   CL PM                       3.5000% 25-JUL-33                                     4,384     4,398,363      4,384     4,398,363
FANNIE MAE, SERIES 2005-87,
   CL NH                       5.0000% 25-OCT-25                                     9,750    10,097,220      9,750    10,097,220
FREDDIE MAC, SERIES
   2004-2882, CL BA            5.0000% 15-OCT-32                                     5,800     6,084,904      5,800     6,084,904
WELLS FARGO SECURITIES
   TRUST,SERIES 2004-K, CL
   2A11(A)                     4.7230% 25-JUL-34                                     2,000     1,746,213      2,000     1,746,213
                                                                                           -------------            -------------
                                                                                              22,326,700               22,326,700
COMMERCIAL MORTGAGE BACKED
   SECURITIES                                       5.68%
BEAR STEARNS COMMERCIAL
   MORTGAGE SECURITIES,
   SERIES 2005-PWR9, CL A4A    4.8710% 11-SEP-42                                     2,100     1,814,377      2,100     1,814,377
CITIGROUP DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, 2006-CD3, CLASS AAB  5.6080% 15-OCT-48              1,100   1,024,528                               1,100     1,024,528
CITIGROUP DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, 2007-CD4, CLASS ASB  5.2780% 11-DEC-49              2,000   1,722,759                               2,000     1,722,759
CITIGROUP/DEUTSCHE BANK
   COMMERCIAL MORTGAGE
   TRUST, SERIES 2005-CD1,
   CL A4(A)                    5.2250% 15-JUL-44                                     3,300     2,913,487      3,300     2,913,487
COMMERCIAL MORTGAGE
   PASS-THRU-CERTIFICATE,
   2006-C8, CLASS A2B          5.2480% 10-DEC-46              1,750   1,542,112                               1,750     1,542,112
CS FIRST BOSTON MORTGAGE
   SECURITIES CORP.,
   2005-C3, CLASS A2           4.5120% 15-JUL-37              1,415   1,384,336                               1,415     1,384,336
CS FIRST BOSTON MORTGAGE
   SECURITIES,SERIES
   2005-C6, CL A4(A)           5.2300% 15-DEC-40                                     2,500     2,181,759      2,500     2,181,759

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
LB-UBS COMMERCIAL MORTGAGE
   TRUST, 2006-C3, CLASS A2    5.5320% 15-MAR-32              1,150   1,116,103                               1,150     1,116,103
MORGAN STANLEY CAPITAL I,
   2007-HQ11, CLASS A31        5.4390% 12-FEB-44                435     374,807                                 435       374,807
WACHOVIA BANK COMMERCIAL
   MORTGAGE TRUST, 2007-C31,
   CLASS A2                    5.4210% 15-APR-47              1,725   1,544,275                               1,725     1,544,275
                                                                    -----------            -------------            -------------
                                                                      8,708,920                6,909,623               15,618,543
PREFERRED STOCKS                                    0.13%
FINANCIAL CONDUITS                                  0.03%
FANNIE MAE                                                                              77        51,590         77        51,590
FREDDIE MAC                                                                             52        27,248         52        27,248
                                                                                           -------------            -------------
                                                                                                  78,838                   78,838
FINANCIALS                                          0.10%
BANK OF AMERICA                                                                         14       269,360         14       269,360
                                                                                           -------------            -------------
                                                                                                 269,360                  269,360
AFFILIATED MONEY MARKET FUND                        2.61%
PNC PRIME MONEY MARKET FUND)                                    965     964,856                                 965       964,856
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND, CLASS I                                                              6,217     6,216,810      6,217     6,216,810
                                                                    -----------            -------------            -------------
                                                                        964,856                6,216,810                7,181,666
MONEY MARKET FUND                                    .83%
T. ROWE PRICE INSTITUTIONAL
   HIGH YIELD FUND                                              283   2,286,126                                 283     2,286,126
                                                                    -----------                                     -------------
                                                                      2,286,126                                         2,286,126
TOTAL INVESTMENT AT MARKET                         98.60%           112,647,548              158,723,611              271,371,159
                                                                    -----------            -------------            -------------
TOTAL INVESTMENT AT COST                                            110,295,347              168,082,045              278,377,392
                                                                    -----------            -------------            -------------
SHORT TERM INVESTMENT HELD
   AS COLLATERAL FOR LOANED
   SECURITIES                                      14.24%

AFFILIATED MONEY MARKET FUND                        7.68%
ALLEGIANT ADVANTAGE
   INSTITUTIONAL MONEY
   MARKET FUND, CLASS I                                                         19,424,307    19,424,307 19,424,307    19,424,307
BLACKROCK LIQUIDITY FUNDS
   TEMPFUND                                                                      1,699,989     1,699,989  1,699,989     1,699,989
                                                                                           -------------            -------------
                                                                                              21,124,296               21,124,296
MONEY MARKET FUND                                   4.60%
AIM STIT LIQUID ASSETS
   PORTFOLIO                                                                     1,699,989     1,699,989  1,699,989     1,699,989
DREYFUS INSTITUTIONAL CASH
   ADVANTAGE FUND                                                                1,699,989     1,699,989  1,699,989     1,699,989

                                                               SELLING FUND          ACQUIRING FUND
                                                                PNC TOTAL            ALLEGIANT TOTAL
                                                             RETURN BOND FUND     RETURN ADVANTAGE FUND     PRO FORMA COMBINED
                                                          --------------------- ------------------------ ------------------------
                                                 % OF NET  SHARES /    MARKET    SHARES /      MARKET     SHARES /      MARKET
                                                  ASSETS  PAR (000)    VALUE     PAR (000)     VALUE      PAR (000)     VALUE
                                                 -------- --------- ----------- ---------- ------------- ---------- -------------
FEDERATED INSTITUTIONAL
   PRIME MONEY MARKET
   PORTFOLIO                                                                     1,699,989     1,699,989  1,699,989     1,699,989
FIDELITY INSTITUTIONAL
   GOVERNMENT PORTFOLIO                                                          1,699,989     1,699,989  1,699,989     1,699,989
FIDELITY INSTITUTIONAL PRIME
   MONEY MARKET PORTFOLIO                                                        1,699,989     1,699,989  1,699,989     1,699,989
JP MORGAN PRIME MONEY MARKET
   FUND                                                                          1,699,989     1,699,989  1,699,989     1,699,989
JP MORGAN U.S. GOVERNMENT
   MONEY MARKET FUND                                                               806,529       806,529    806,529       806,529
MERRILL LYNCH SELECT
   INSTITUTIONAL FUND                                                            1,666,182     1,666,182  1,666,182     1,666,182
                                                                                           -------------            -------------
                                                                                              12,672,645               12,672,645
ASSET-BACKED SECURITIES                             0.24%
ATLANTIC EAST FUNDING
..66875% 3/25/2010                                                       656,715                                           656,715
                                                                    -----------                                     -------------
                                                                        656,715                                           656,715
REPURCHASE AGREEMENT                                1.72%
HSBC SECURITIES
(0.17% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $7,542,
   COLLATERALIZED BY U.S.
   TREASURY BILL, 0.14%, DUE
   07/30/09, TOTAL MARKET
   VALUE $7,726)                                                                         8         7,542          8         7,542
BARCLAY'S CAPITAL MARKETS
   REPURCHASE AGREEMENT
   (.016% AGREEMENT DATED
   05/29/09, DUE 06/01/09,
   REPURCHASE PRICE $4,728
   COLLATERALIZED BY U.S.
   TREASURY NOTE 0.875 DUE
   01/31/11, TOTAL  MARKET
   VALUE $4,804)                                              4,728   4,728,250                                         4,728,250
                                                                    -----------            -------------            -------------
                                                                      4,728,250                    7,542                4,735,792
Total Short Term Investment
   Held as Collateral for
   Loan  securities at
   market value                                                       5,384,965               33,804,483               39,189,448
                                                                                           -------------            -------------
Total Short Term Investment
   Held as Collateral for
   Loan Securities at Cost                                            5,893,599               33,804,483               39,698,082
                                                                    -----------            -------------            -------------
Total Investment at Market(H)                     112.84%           118,032,513              192,528,094              310,560,607
                                                                    -----------            -------------            -------------
Total Investment at Cost(G)                                         116,188,946              201,886,528              318,075,474
                                                                    ===========            =============            =============

(A)  VARIABLE OR FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF MAY 31, 2009.

(B) A PORTION OR ALL THE AMOUNTS ARE TEMPORARILY ON LOAN TO AN UNAFFILIATED BROKER/DEALER. (SEE NOTE 1H IN NOTES TO FINANCIAL STATEMENTS.) THE TOTAL VALUE OF SECURITIES ON LOAN IS $5,613,420 FOR THE PNC TOTAL RETURN BOND FUND AND $33,112,361 FOR THE ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND. THE COMBINED PROFORMA IS $38,725,781.

(C)  SECURITY IN DEFAULT.

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. THE ADVISER, USING PROCEDURES ADOPTED BY THE PNC FUNDS BOARD OF DIRECTORS, HAS DEEMED THESE SECURITIES TO BE LIQUID. THESE SECURITIES REPRESENT $1,980,130 OR 1.7% OF NET ASSETS FOR THE PNC TOTAL RETURN BOND AND $2,866,521 OR 1.8% OF NET ASSETS FOR THE ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND. THE COMBINED PROFORMA IS $4,846,651OR 1.8% OF NET ASSETS AS OF MAY 31, 2009.

(E) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $717,943 AND REPRESENTS 0.4% OF NET ASSETS FOR THE ALLEGIANT TOTAL RETURN BOND FUND. THE COMBINED PROFORMA IS $717,943 OR 0.3% OF NET ASSETS AS OF MAY 31, 2009.

(F)  SHARES ARE LESS THAN 500 AND ROUND TO ZERO.

(G) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $116,238,169 FOR THE PNC TOTAL RETURN BOND FUND AND THE ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND IS $202,127,317. THE COMBINED PROFORMA IS $318,365,486.

GROSS UNREALIZED APPRECIATION:
PNC TOTAL RETURN BOND FUND:                   $  4,072,885
ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND:      4,850,937
                                              ------------
COMBINED PROFORMA:                            $  8,923,822
GROSS UNREALIZED DEPRECIATION
PNC TOTAL RETURN BOND FUND:                   $ (2,278,541)
ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND:    (14,450,159)
                                              ------------
COMBINED PROFORMA:                            $(16,728,700)
NET UNREALIZED APPRECIATION/(DEPRECIATION):
PNC TOTAL RETURN BOND FUND:                   $  1,794,344
ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND:     (9,599,223)
                                              ------------
COMBINED PROFORMA:                            $ (7,804,879)


CL -- CLASS
FDIC -- FEDERAL DEPOSIT INSURANCE CORPORATION
LLC -- LIMITED LIABILITY COMPANY
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
TIP -- PAR VALUE REFLECTS THE SETTLED PAR VALUE NOT ADJUSTED FOR CHANGES IN THE CONSUMER PRICE INDEX.
TLGP -- TEMPORARY LIQUIDITY GUARANTEE PROGRAM

     SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

VALUATION HIERARCHY:

The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                                      Acquiring Fund
                                                            Selling Fund          Allegiant Total Return
                                                     PNC Total Return Bond Fund       Advantage Fund       Pro Forma Combined
                                                     --------------------------   ----------------------   ------------------
ASSETS - INVESTMENT IN SECURITIES VALUATION INPUTS

                                                            Market Value               Market Value           Market Value
                                                            ------------               ------------           ------------
Level 1 - Quoted Prices                                        3,250,982                 40,361,949             43,612,931
Level 2 - Other Significant Observable Inputs                114,124,816                152,166,145            266,290,961
Level 3 - Significant Unobservable Inputs                        656,715                         --                656,715
                                                             -----------                -----------            -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                      118,032,513                192,528,094            310,560,607
                                                             ===========                ===========            ===========

ASSETS - OTHER ASSETS*
VALUATION INPUTS
Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs                         96,612                                            96,612
                                                             -----------                                       -----------
TOTAL ASSETS - OTHER ASSETS*                                      96,612                                            96,612
                                                             ===========                                       ===========

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:

ASSETS - INVESTMENT IN SECURITIES
VALUATION INPUTS
                                                            Market Value               Market Value           Market Value
                                                            ------------               ------------           ------------
BALANCE AS OF MAY 31, 2008                                       659,644                     38,105                697,749
Accrued discount/premiums                                         26,490                                            26,490
Realized gain (loss)                                               2,154                                             2,154
Changed in unrealized appreciation (depreciation)               (508,634)                                         (508,634)
Net Purchases (sales)                                           (237,449)                   (38,105)              (275,554)
Transfers in and/ or out of Level 3                              714,510                                           714,510
                                                             -----------                                       -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                          656,715                                           656,715
                                                             ===========                                       ===========

ASSETS - OTHER ASSETS*
VALUATION INPUTS
                                                            Market Value               Market Value           Market Value
                                                            ------------               ------------           ------------
BALANCE AS OF MAY 31, 2008
Net increase                                                      96,612                                            96,612
                                                             -----------                                       -----------
TOTAL ASSETS - INVESTMENT IN SECURITIES                           96,612                                            96,612
                                                             ===========                                       ===========

* Represents receiveable for securities lending collateral shortfall presented in the Pro Forma Statements of Assets and Liabilities.

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                         PNC CAPITAL OPPORTUNITIES FUND
                          ALLEGIANT SMALL CAP CORE FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                       SELLING          ACQUIRING
                                                 ------------------   --------------
                                                     PNC CAPITAL          ALLEGIANT      PRO FORMA           PRO FORMA
                                                 OPPORTUNITIES FUND   SMALL CAP FUND   ADJUSTMENTS 1     COMBINED (NOTE 1)
                                                 ------------------   --------------   -------------     -----------------
INVESTMENTS:
Unaffiliated investment in securities,
   at cost                                          $ 30,248,698       $154,760,493    $                   $185,009,191
Affiliated investment in securities, at cost                              6,057,875                           6,057,875
Unaffiliated Securities Lending Investments,
   at cost                                             3,966,158         24,388,456                          28,354,614
Affiliated Securities Lending Investments, at
   cost                                                                  40,629,445                          40,629,445
   Net unrealized depreciation on unaffiliated
      investments                                       (510,578)       (14,809,002)                        (15,319,580)
                                                    ------------       ------------                        ------------
Investments, at market value                          33,704,278        211,027,267                         244,731,545
                                                    ------------       ------------                        ------------
Cash                                                      12,482                                                 12,482
Receivables:
   Futures variation margin receivable                                      152,000                             152,000
   Shares of beneficial interest sold                        800            175,524                             176,324
   Initial margin held by broker for
      open futures contracts                                                 42,940                              42,940
   Investment securities sold                            321,821                                                321,821
   Dividends and interest                                 30,783             77,072                             107,855
Securities lending collateral shortfall                  364,819                                                364,819
Prepaid expenses and other assets                         20,372             24,349                              44,721
                                                    ------------       ------------                        ------------
      Total Assets                                    34,455,355        211,499,152                         245,954,507
                                                    ------------       ------------                        ------------
LIABILITIES:
Shares of beneficial interest redeemed                     5,470            261,970                             267,440
Investment securities purchased                           85,094          1,024,264                           1,109,358
Accrued expenses and other payables:
   Investment advisory fees payable                        9,376            119,941                             129,317
   12b-1 fees payable
      Class I
      Class A                                                 94                259                                 353
      Class C                                                 48                326                                 374
   Administration fees payable                             3,128              8,420           1,900(c)           13,448
   Accounting Fees                                         1,900                             (1,900)(c)
   Audit Fees                                             11,963                            (11,963)(c)
   Custody fees payable.                                                      3,710              70(c)            3,780
   Legal Fees                                             10,656                            (10,656)(c)
   Trustees' Fee Payable                                     178              3,713                               3,891
   Transfer agent fees                                     9,245              7,890                              17,135
   Payable for Collateral for Loaned
      Securities                                       4,853,125         65,017,901                          69,871,026
   Other expenses and liabilities                         12,540             52,361          22,549(c)           87,450
                                                    ------------       ------------    ------------        ------------
      Total Liabilities                                5,002,817         66,500,755              --          71,503,572
                                                    ------------       ------------    ------------        ------------
NET ASSETS                                          $ 29,452,538       $144,998,397    $         --        $174,450,935
                                                    ============       ============    ============        ============

NET ASSETS CONSIST OF:
Paid-in Capital                                     $ 45,779,453       $208,747,292    $                   $254,526,745
Undistributed (distributions in excess of) net
   investment income                                                         (3,326)                             (3,326)
Accumulated net realized loss on investments         (15,294,189)       (49,358,932)                        (64,653,121)
                                                    ------------       ------------                        ------------
Net unrealized depreciation on investments            (1,032,726)       (14,386,635)                        (15,419,362)
                                                    ------------       ------------    ------------        ------------
   Total Net Assets                                 $ 29,452,538       $144,998,397    $                   $174,450,937
                                                    ============       ============    ============        ============
CLASS I:
NET ASSETS                                                             $142,963,720    $ 28,918,987(a)     $171,882,707
                                                                       ============    ============        ============
Shares of beneficial interest outstanding                                19,002,107       3,843,784(a)       22,845,891
                                                                       ============    ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                         $       7.52    $       7.52        $       7.52
NET ASSETS                                          $ 28,918,987                       $(28,918,987)(b)    $
                                                    ============                       ============        ============
Shares of beneficial interest outstanding              5,104,144                         (5,104,144)(b)
                                                    ============                       ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                      $       5.67                                           $
CLASS A:
NET ASSETS                                                             $  1,509,848    $    455,076(a)     $  1,964,924
                                                                       ============    ============        ============
Shares of beneficial interest outstanding                                   202,982          61,180(a)          264,162
                                                                       ============    ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                         $       7.44    $       7.44        $       7.44
NET ASSETS                                          $    455,076                       $   (455,076)(b)    $
                                                    ============                       ============        ============
Shares of beneficial interest outstanding                 83,988                            (83,988)(b)
                                                    ============                       ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                      $       5.42                                           $       0.00
CLASS C:
NET ASSETS                                                             $    524,829    $     78,475(a)     $    603,304
                                                                       ============    ============        ============
Shares of beneficial interest outstanding                                    73,179          10,942(a)           84,121
                                                                       ============    ============        ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                                         $       7.17    $       7.17        $       7.17
NET ASSETS                                          $     78,475                       $    (78,475)(b)    $
                                                    ============                       ============        ============
Shares of beneficial interest outstanding                 15,212                            (15,212)(b)
                                                    ============                       ============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                      $       5.16                                           $       0.00

(a) Reflects net effect of combining existing PNC Capital Opportunities into Allegiant Small Cap Core Fund.

(b) Reflects exchange of PNC Capital Opportunities into Allegiant Small Cap Core Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                     ALLEGIANT DIVERSIFIED REAL ESTATE FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                                ALLEGIANT
                                                             DIVERSIFIED REAL     PRO FORMA      PRO FORMA
                                                                ESTATE FUND     ADJUSTMENTS 1     (NOTE 1)
                                                             ----------------   -------------   ------------
Investments:
Unaffiliated investments in securities, at cost              $ 15,066,181       $               $ 15,066,181
Unaffiliated Securities Lending Investments, at cost            2,657,254                          2,657,254
   Net unrealized depreciation on unaffiliated investments       (141,554)                          (141,554)
                                                             ------------                       ------------
Investments, at market value                                   17,581,881                         17,581,881
Receivables:
   Shares of beneficial interest sold
   Investment securities sold                                     513,230                            513,230
   Dividends and  interest                                         68,827                             68,827
Securities lending collateral shortfall                            87,078                             87,078
Investment from Advisor                                            28,815                             28,815
Prepaid expenses and other assets                                  22,719                             22,719
                                                             ------------                       ------------
      Total Assets                                             18,302,550                         18,302,550
                                                             ------------                       ------------
LIABILITIES:
Cash overdraft                                                    119,886                            119,886
Shares of beneficial interest redeemed                             46,229                             46,229
Dividends Payable
   Class I
   Class A
   Class C
Investment securities purchased                                   349,489                            349,489
Affiliated Funds for possible losses on securities lending
   collateral shortfall                                             2,943                              2,943
Return of collateral received for securities on loan            2,657,254                          2,657,254
Accrued expenses and other payables
Chief Compliance Officer fees                                       1,716                              1,716
Distribution and services fees                                        259                                259
Administration fees payable                                         1,586                              1,586
Accounting Fees                                                       534                                534
Audit Fees                                                         15,638                             15,638
Legal Fees                                                         10,656                             10,656
Transfer Agent fees                                                13,112                             13,112
Trustees' Fee Payable                                                 177                                177
Other expenses and liabilities                                     10,903                             10,903
                                                             ------------                       ------------
      Total Liabilities                                         3,230,382                          3,230,382
                                                             ------------                       ------------
NET ASSETS                                                   $ 15,072,168                       $ 15,072,168
                                                             ============                       ============

NET ASSETS CONSIST OF:
Paid-in Capital                                              $ 26,537,452       $               $ 26,537,452
Undistributed (distributions in excess of) net investment
   income                                                         951,154                            951,154
Accumulated net realized loss on investments                  (12,359,019)                       (12,359,019)
Net unrealized appreciation on investments                        (57,419)                           (57,419)
                                                             ------------                       ------------
      Total Net Assets                                       $ 15,072,168       $               $ 15,072,168
                                                             ============                       ============
CLASS I:
NET ASSETS                                                   $ 14,517,040       $               $ 14,517,040
                                                             ============                       ============
Shares of beneficial interest outstanding                       3,485,282                          3,485,282
                                                             ============                       ============
NET ASSET VALUE, offering price and redemption price per
   share of beneficial interest outstanding                  $       4.17                       $       4.17
CLASS A:
NET ASSETS                                                   $    487,864       $               $    487,864
                                                             ============                       ============
Shares of beneficial interest outstanding                         118,621                            118,621
                                                             ============                       ============
NET ASSET VALUE, offering price and redemption price per
   share of beneficial interest outstanding                  $       4.11                       $       4.11
CLASS C:
NET ASSETS                                                   $     67,264       $               $     67,264
                                                             ============                       ============
Shares of beneficial interest outstanding                          16,476                             16,476
                                                             ============                       ============
NET ASSET VALUE, offering price and redemption price per
   share of beneficial interest outstanding                  $       4.08                       $       4.08

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

VALUATION HIERARCHY:
The market value table below illustrates the valuation hierarchy of the Fund's securities as of May 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                  Acquiring Fund          Pro Forma
                                               PNC Diversified Real    Combined Market
                                                   Estate Fund              Value
----------------------------------------------------------------------------------------
ASSETS - INVESTMENT IN SECURITIES
----------------------------------------------------------------------------------------
VALUATION INPUTS
----------------------------------------------------------------------------------------
                                                   Market Value          Market Value
----------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                     15,153,955       15,153,955
----------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                2,131,832        2,131,832
----------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                      296,094          296,094
----------------------------------------------------------------------------------------
TOTAL ASSETS - INVESTMENT IN SECURITIES                     17,581,881       17,581,881
----------------------------------------------------------------------------------------
ASSETS - OTHER ASSETS*
----------------------------------------------------------------------------------------
VALUATION INPUTS
----------------------------------------------------------------------------------------
Level 1 - Quoted Prices
----------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs
----------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                       87,078           87,078
----------------------------------------------------------------------------------------
TOTAL ASSETS - OTHER ASSETS*                                    87,078           87,078
----------------------------------------------------------------------------------------
Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determined fair value:
----------------------------------------------- --------------------------------------------
ASSETS - INVESTMENT IN SECURITIES
----------------------------------------------------------------------------------------
VALUATION INPUTS
----------------------------------------------------------------------------------------
                                                   Market Value          Market Value
----------------------------------------------------------------------------------------
BALANCE AS OF MAY 31, 2008                                   1,986,221        1,986,221
----------------------------------------------------------------------------------------
Accrued discount/premiums                                       11,943           11,943
----------------------------------------------------------------------------------------
Realized gain (loss)                                               971              971
----------------------------------------------------------------------------------------
Changed in unrealized appreciation
(depreciation)                                                (229,328)        (229,328)
----------------------------------------------------------------------------------------
Net Purchases (Sales)                                         (107,059)        (107,059)
----------------------------------------------------------------------------------------
Transfers in and/ or out of Level 3                         (1,366,654)      (1,366,654)
----------------------------------------------------------------------------------------
TOTAL ASSETS - INVESTMENT IN SECURITIES                        296,094          296,094
----------------------------------------------------------------------------------------
ASSETS - OTHER ASSETS*
----------------------------------------------------------------------------------------
VALUATION INPUTS
----------------------------------------------------------------------------------------
                                                   Market Value          Market Value
----------------------------------------------------------------------------------------
BALANCE AS OF MAY 31, 2008
----------------------------------------------------------------------------------------
Net increase                                                    87,078           87,078
----------------------------------------------------------------------------------------
TOTAL ASSETS - INVESTMENT IN SECURITIES                         87,078           87,078
----------------------------------------------------------------------------------------

*  Represent receivable for securities lending collateral shortfall.
** Other financial instruments include open forward foreign currency contracts and spot contracts.

                        PNC GOVERNMENT MONEY MARKET FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                           SELLING       ACQUIRING
                                                        ------------   --------------
                                                            PNC          ALLEGIANT
                                                         GOVERNMENT      GOVERNMENT                              PRO FORMA
                                                            MONEY           MONEY         PRO FORMA              COMBINED
                                                        MARKET FUND      MARKET FUND    ADJUSTMENTS 1            (NOTE 1)
                                                        ------------   --------------   -------------         --------------
Investments:
Unaffiliated investment in securities, at cost          $330,019,334   $  992,598,420   $                     $1,322,617,754
Repurchased agreements, at cost                          162,000,000      176,000,000                            338,000,000
                                                        ------------   --------------                         --------------
   Investments, at market value                          492,019,334    1,168,598,420                          1,660,617,754
Receivables:
   Shares of beneficial interest sold                                      11,967,199                             11,967,199
   Investment securities sold
   Dividends and  interest                                   312,748          865,628                              1,178,376
Prepaid expenses and other assets                             98,034          142,248                                240,282
                                                        ------------   --------------                         --------------
      Total Assets                                       492,430,116    1,181,573,495                          1,674,003,611
                                                        ------------   --------------                         --------------
LIABILITIES:
   Shares of beneficial interest redeemed                                  30,325,588                             30,325,588
   Dividends Payable
      Class I                                                 27,239          115,758                                142,997
      Class A                                                                  37,354                                 37,354
      Class C
   Investment securities purchased                         2,998,500                                               2,998,500
Accrued expenses and other payables
   Investment advisory fees payable                           55,515          246,235                                301,750
   12b-1 fees payable
      Class I
      Class A                                                                  39,789                                 39,789
      Class C
   Administration fees payable                                47,473           57,755           7,552(c)             112,780
   Accounting Fees                                             7,552                           (7,552)(c)
   Audit Fees                                                 11,963                          (11,963)(c)
   Custody fees payable                                                         8,807           1,200(c)              10,007
   Legal Fees                                                 13,218                          (13,218)(c)
   Transfer agent fees payable                                 4,594           22,359                                 26,953
   Trustees' Fee Payable                                         177           27,938                                 28,115
Other expenses and liabilities                                16,030          165,136          23,981(c)             205,147
                                                        ------------   --------------   -------------         --------------
      Total Liabilities                                    3,182,261       31,046,719                             34,228,980
                                                        ------------   --------------                         --------------
NET ASSETS                                              $489,247,855   $1,150,526,776   $                     $1,639,774,631
                                                        ============   ==============   =============         ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                         $489,316,311   $1,150,585,994   $                     $1,639,902,305
Undistributed (distributions in excess of) net
   investment income                                             816                                                     816
Accumulated net realized loss on investments                 (69,272)         (59,218)                              (128,490)
Net unrealized appreciation on investments
                                                        ============   ==============   =============         ==============
      Total Net Assets                                  $489,247,855   $1,150,526,776   $                     $1,639,774,631
                                                        ============   ==============   =============         ==============
CLASS I:
NET ASSETS                                                             $  820,667,564   $ 488,455,276(a)      $1,309,122,840
                                                                       ==============   =============         ==============
Shares of beneficial interest outstanding                                 820,672,144     488,455,276(a)       1,309,127,420
                                                                       ==============   =============         ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding                  $         1.00   $        1.00         $         1.00
NET ASSETS                                              $488,455,276                     (488,455,276)(b)     $
                                                        ============                    =============
Shares of beneficial interest outstanding                488,649,428                     (488,649,428)(b)
                                                        ============                    =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding   $       1.00                                          $         0.00
CLASS A:
NET ASSETS                                                             $  329,859,212   $     792,579(a)(d)   $  330,651,791
                                                                       ==============   =============         ==============
Shares of beneficial interest outstanding                                 329,892,008         792,579(a)(d)      330,684,587
                                                                       ==============   =============         ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding                  $         1.00   $        1.00         $         1.00
NET ASSETS                                              $    791,427                    $    (791,427)(b)     $
                                                        ============                    =============
Shares of beneficial interest outstanding                    791,448                         (791,448)(b)
                                                        ============                    =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding   $       1.00                                          $         0.00
CLASS C:
NET ASSETS                                              $      1,152                    $      (1,152)(b)(d)  $
                                                        ============                    =============
Shares of beneficial interest outstanding                      1,153                           (1,153)(b)(d)
                                                        ============                    =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding   $       1.00                                          $         0.00

(a) Reflects net effect of combining existing PNC Government Money Market into Allegiant Government Money Market Fund.

(b) Reflects exchange of PNC Government Money Market Fund into Allegiant Government Money Market Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(d) Reflects exchange of PNC Government MMF Class C shares into Class A Shares of Allegiant Government Money Market Fund.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                          PNC INTERNATIONAL EQUITY FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                          SELLING        ACQUIRING
                                                       -------------   -------------
                                                            PNC           ALLEGIANT                         PRO FORMA
                                                       INTERNATIONAL   INTERNATIONAL     PRO FORMA          COMBINED
                                                        EQUITY FUND     EQUITY FUND    ADJUSTMENTS 1        (NOTE 1)
                                                       -------------   -------------   -------------      ------------
Investments:
Unaffiliated investment in securities, at cost         $ 137,703,131   $ 289,970,187   $                  $ 427,673,318
Affiliated investment in securities, at cost                              16,588,762                         16,588,762
Affiliated Securities Lending Investments, at cost                        39,407,761                         39,407,761
Repurchase Agreements, at cost and value                   4,175,000                                          4,175,000
   Net unrealized depreciation on unaffiliated
      investments                                         17,081,270     (56,959,010)                       (39,877,740)
                                                       -------------   -------------                      -------------
   Investments, at market value                          158,959,401     289,007,700                        447,967,101
Cash                                                           1,790                                              1,790
Receivables:
   Shares of beneficial interest sold                                      1,426,513                          1,426,513
   Investments sold                                          620,337                                            620,337
   Futures variation margin                                                  340,076                            340,076
   Securities lending collateral shortfall                   163,467                                            163,467
   Affiliated Funds for possible losses on
      securities lending collateral shortfall                289,334                                            289,334
   Dividends and interest                                    998,918       1,181,300                          2,180,218
Prepaid expenses and other assets                            526,130          26,404                            552,534
                                                       -------------   -------------                      -------------
      Total Assets                                       161,559,377     291,981,993                        453,541,370
                                                       -------------   -------------                      -------------
LIABILITIES:
Payables:
   Shares of beneficial interest purchased                   291,977          90,155                            382,132
   Investment securities purchased                         1,557,082       3,490,437                          5,047,519
   Future Margin Payable                                                      18,428                             18,428
   Investment advisory fees payable                          173,723         196,888                            370,611
   12b-1 fees payable
      Class I
      Class A                                                    268           1,680                              1,948
      Class C                                                     65             187                                252
   Administration fees payable                                15,001          15,072          19,003(c)          49,076
   Accounting Fees                                            19,003                         (19,003)(c)
   Audit Fees                                                 11,963                         (11,963)(c)
   Custody fees payable                                                       28,944          68,000(c)          96,944
   Legal Fees                                                 12,159                         (12,159)(c)
   Transfer agent fees payable                                13,483                                             13,483
   Trustees' Fee Payable                                         177           5,795                              5,972
   Payable for Collateral for Loaned Securities           13,775,221      39,407,761                         53,182,982
Other expenses and liabilities                               702,335         118,135         (43,878)(c)        776,592
                                                       -------------   -------------                      -------------
      Total Liabilities                                   16,572,457      43,373,482                         59,945,939
                                                       -------------   -------------                      -------------
NET ASSETS                                             $ 144,986,920   $ 248,608,511   $                  $ 393,595,431
                                                       =============   =============                      =============

NET ASSETS CONSIST OF:
Paid-in Capital                                        $ 209,972,713   $ 383,896,802   $                  $ 593,869,515
Undistributed (distributions in excess of) net
   investment income                                      (1,991,219)        166,534                         (1,824,685)
Accumulated net realized loss on investments             (80,983,985)    (79,293,131)                      (160,277,116)
Net unrealized appreciation on investments                17,989,411     (56,161,694)                       (38,172,283)
                                                       -------------   -------------   -------------      -------------
      Total Net Assets                                 $ 144,986,920   $ 248,608,511   $                  $ 393,595,431
                                                       =============   =============   =============      =============
CLASS I:
NET ASSETS                                                             $ 238,120,566   $ 143,612,103(a)   $ 381,732,669
                                                                       =============   =============      =============
Shares of beneficial interest outstanding                                 21,771,745      13,130,685(a)      34,902,430
                                                                       =============   =============      =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                        $       10.94   $       10.94      $       10.94
NET ASSETS                                             $ 143,612,103                   $(143,612,103)(b)  $
                                                       =============                   =============
Shares of beneficial interest outstanding                 16,375,933                     (16,375,933)(b)
                                                       =============                   =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding        $        8.77                                      $        0.00
CLASS A:
NET ASSETS                                                             $  10,173,858   $   1,267,837(a)   $  11,441,695
                                                                       =============   =============      =============
Shares of beneficial interest outstanding                                    936,404         116,692(a)       1,053,096
                                                                       =============   =============      =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                        $       10.86   $       10.86      $       10.86
NET ASSETS                                             $   1,267,837                   $  (1,267,837)(b)  $
                                                       =============                   =============                  =
Shares of beneficial interest outstanding                    147,285                        (147,285)(b)
                                                       =============                   =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding        $        8.61                                      $        0.00
CLASS C:
NET ASSETS                                                             $     314,087   $     106,980(a)   $     421,067
                                                                       =============   =============      =============
Shares of beneficial interest outstanding                                     29,706          10,118(a)          39,824
                                                                                       =============      =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                        $       10.57   $       10.57      $       10.57
NET ASSETS                                             $     106,980                   $    (106,980)(b)  $
                                                       =============                   =============
Shares of beneficial interest outstanding                     12,751                         (12,751)(b)
                                                       =============                   =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding        $        8.39                                      $        0.00

(a) Reflects net effect of combining existing PNC International Equity Fund into Allegiant International Equity Fund.

(b) Reflects exchange of PNC International Equity Fund into Allegiant International Equity Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                         PNC LIMITED MATURITY BOND FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                           SELLING        ACQUIRING
                                                        -------------   -------------
                                                                          ALLEGIANT
                                                         PNC LIMITED       LIMITED                           PRO FORMA
                                                           MATURITY        MATURITY      PRO FORMA            COMBINED
                                                          BOND FUND       BOND FUND     ADJUSTMENTS 1         (NOTE 1)
                                                        -------------   -------------   -------------      -------------
INVESTMENTS:
Unaffiliated investment in securities, at cost          $  99,032,553   $ 141,427,163   $                  $ 240,459,716
Affiliated investment in securities, at cost                1,915,767       4,270,298                          6,186,065
Unaffiliated Securities Lending Investments, at cost        5,184,798      13,649,505                         18,834,303
Affiliated Securities Lending Investments, at cost                         22,739,105                         22,739,105
   Net unrealized appreciation on unaffiliated
      investments                                           2,164,668       1,660,580                          3,825,248
                                                        -------------   -------------                      -------------
   Investments, at market value                           108,297,786     183,746,651                        292,044,437
Receivables:
   Shares of beneficial interest sold                         631,440         313,860                            945,300
   Investment securities sold                                  61,589         787,197                            848,786
   Securities lending collateral shortfall                    222,225                                            222,225
   Dividends and interest                                     934,445       1,112,488                          2,046,933
   Expense Reimbursement                                       16,874                                             16,874
Prepaid expenses and other assets                              14,122          26,874                             40,996
                                                        -------------   -------------                      -------------
      Total Assets                                        110,178,481     185,987,070                        296,165,551
                                                        -------------   -------------                      -------------
LIABILITIES:
Payables:
   Shares of beneficial interest redeemed                       1,938          59,875                             61,813
   Dividends Payable
      Class I                                                 294,156         124,912                            419,068
      Class A                                                     513           2,803                              3,316
      Class B                                                                       1                                  1
      Class C                                                     146             188                                334
   Investment securities purchased                                            818,167                            818,167
   Accrued expenses and other payables:
   Investment advisory fees payable                                            43,577                             43,577
   12b-1 fees payable
      Class I
      Class A                                                     530             525                              1,055
      Class C                                                      84             888                                972
   Shareholder services fees payable
      Class A                                                     530           1,423                              1,953
      Class C                                                     250             296                                546
   Administration fees payable                                 10,899           8,320           3,437(c)          22,656
   Accounting Fees                                              3,437                          (3,437)(c)
   Audit Fees                                                  11,963                         (11,963)(c)
   Custody fees payable                                                         3,734             250(c)           3,984
   Legal Fees                                                  12,053                         (12,053)(c)
   Transfer agent fees payable                                 12,765           4,764                             17,529
   Trustees' Fee Payable                                          177           3,405                              3,582
   Payable for Collateral for Loaned Securities             5,471,902      36,388,610                         41,860,512
   Other expenses and liabilities                               9,478          38,426          23,766(c)          71,670
                                                        -------------   -------------   -------------      -------------
      Total Liabilities                                     5,830,821      37,499,914                         43,330,735
                                                        -------------   -------------                      -------------
NET ASSETS                                              $ 104,347,660   $ 148,487,156   $                  $ 252,834,816
                                                        =============   =============                      =============

NET ASSETS CONSIST OF:
Paid-in Capital                                         $ 104,580,493   $ 154,488,081   $                  $ 259,068,574
Undistributed (distributions in excess of) net
   investment income                                            4,463        (131,949)                          (127,486)
Accumulated net realized loss on investments               (2,337,085)     (7,529,874)                        (9,866,959)
Net unrealized appreciation on investments                  2,099,789       1,660,898                          3,760,687
                                                        -------------   -------------                      -------------
      Total Net Assets                                  $ 104,347,660   $ 148,487,156   $                  $ 252,834,816
                                                        =============   =============                      =============
CLASS I:
NET ASSETS                                                              $ 140,014,646   $ 101,453,504(a)   $ 241,468,150
                                                                        =============   =============      =============
Shares of beneficial interest outstanding                                  13,847,680      10,033,919(a)      23,881,599
                                                                        =============   =============      =============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding                   $       10.11   $       10.11      $       10.11
NET ASSETS                                              $ 101,453,504                   $(101,453,504)(b)  $
                                                        =============                   =============
Shares of beneficial interest outstanding                   9,681,012                      (9,681,012)(b)
                                                        =============                   =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       10.48                                      $        0.00
CLASS A:
NET ASSETS                                                              $   6,842,018   $   2,499,222(a)   $   9,341,240
                                                                        =============   =============      =============
Shares of beneficial interest outstanding                                     674,778         246,480(a)         921,258
                                                                        =============   =============      =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                         $       10.14   $       10.14      $       10.14
NET ASSETS                                              $   2,499,222                   $  (2,499,222)(b)  $
                                                        =============                   =============
Shares of beneficial interest outstanding                     238,577                        (238,577)(b)
                                                        =============                   =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       10.48                                      $        0.00
CLASS C:
NET ASSETS                                                              $   1,630,492   $     394,934(a)   $   2,025,426
                                                                        =============   =============      =============
Shares of beneficial interest outstanding                                     160,838          38,958(a)         199,796
                                                                        =============   =============      =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                         $       10.14   $       10.14      $       10.14
NET ASSETS                                              $     394,934                   $    (394,934)(b)  $
                                                        =============                   =============
Shares of beneficial interest outstanding                      37,725                         (37,725)(b)
                                                        =============                   =============
NET ASSET VALUE, offering price and redemption price
    per share of beneficial interest outstanding        $       10.47                                      $        0.00

(a) Reflects net effect of combining existing PNC Limited Maturity Bond Fund into Allegiant Limited Maturity Bond Fund.

(b) Reflects exchange of PNC Limited Maturity Bond Fund into Allegiant Limited Maturity Bond Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                     ALLEGIANT MARYLAND TAX-EXEMPT BOND FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                   ALLEGIANT
                                                    MARYLAND
                                                   TAX-EXEMPT     PRO FORMA      PRO FORMA
                                                   BOND FUND    ADJUSTMENTS 1     (NOTE 1)
                                                  -----------   -------------   -----------
Investments:
Unaffiliated investments in securities, at cost   $62,374,013   $               $62,374,013
Net unrealized depreciation                         1,897,545                     1,897,545
                                                  -----------                   -----------
Investments, at market value                       64,271,558                    64,271,558
                                                  -----------                   -----------
Cash                                                2,757,135                     2,757,135
Receivables:
   Shares of beneficial interest sold                 247,425                       247,425
   Investment securities sold
   Dividends and  interest                          1,005,578                     1,005,578
   Securities lending collateral shortfall
   Investment from Advisor                              6,995                         6,995
Prepaid expenses and other assets                       6,796                         6,796
                                                  -----------                   -----------
      Total Assets                                 68,295,487                    68,295,487
                                                  -----------                   -----------
LIABILITIES:
Shares of beneficial interest redeemed                  8,000                         8,000
Dividends Payable                                     159,664                       159,664
Accrued expenses and other payables
   Chief Compliance Officer fees                        1,716                         1,716
Distribution and services fees                            270                           270
Administration fees payable                             7,098                         7,098
Accounting Fees                                         3,824                         3,824
Audit Fees                                             11,963                        11,963
Legal Fees                                              8,324                         8,324
Transfer Agent fees                                     5,778                         5,778
Trustees' Fee Payable                                     177                           177
Other expenses and liabilities                          7,322                         7,322
                                                  -----------                   -----------
      Total Liabilities                               214,136                       214,136
                                                  -----------                   -----------
NET ASSETS                                        $68,081,351   $               $68,081,351
                                                  ===========                   ===========

NET ASSETS CONSIST OF:
Paid-in Capital                                   $66,686,185   $               $66,686,185
Undistributed (distributions in excess of) net
   investment income                                    (210)                         (210)
Accumulated net realized loss on investments        (502,169)                     (502,169)
Net unrealized appreciation on investments          1,897,545                     1,897,545
                                                  -----------                   -----------
      Total Net Assets                            $68,081,351   $               $68,081,351
                                                  ===========                   ===========
CLASS I:
NET ASSETS                                        $67,455,399   $               $67,455,399
                                                  ===========                   ===========
Shares of beneficial interest outstanding           6,106,353                     6,106,353
                                                  ===========                   ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $     11.05   $               $     11.05
CLASS A:
NET ASSETS                                            613,590   $               $   613,590
                                                  ===========                   ===========
Shares of beneficial interest outstanding              55,553                        55,553
                                                  ===========                   ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $     11.05   $               $     11.05
CLASS C:
NET ASSETS                                        $    12,362   $               $    12,362
                                                  ===========                   ===========
Shares of beneficial interest outstanding               1,119                         1,119
                                                  ===========                   ===========
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest
   outstanding                                    $     11.05   $               $     11.05

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC NATIONAL TAX-EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX-EXEMPT BOND FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                             SELLING       ACQUIRING
                                          ------------   ------------
                                                           ALLEGIANT
                                          PNC NATIONAL   INTERMEDIATE                        PRO FORMA
                                           TAX-EXEMPT     TAX-EXEMPT      PRO FORMA          COMBINED
                                            BOND FUND      BOND FUND    ADJUSTMENTS 1        (NOTE 1)
                                          ------------   ------------   -------------      ------------
INVESTMENTS:
Unaffiliated investment in securities,
   at cost                                 $87,276,756    $66,211,309    $                 $153,488,065
Affiliated investment in securities,
   at cost                                                    936,808                           936,808
   Net unrealized appreciation on
      unaffiliated investments               2,280,932      2,061,523                         4,342,455
                                           -----------    -----------                      ------------
   Investments, at market value             89,557,688     69,209,640                       158,767,328
                                           -----------    -----------                      ------------
Cash                                           402,027                                          402,027
Receivables:
   Shares of beneficial interest sold            1,742                                            1,742
   Investment securities sold
   Dividends and  interest                   1,253,866      1,177,478                         2,431,344
Prepaid expenses and other assets               11,704         17,890                            29,594
                                           -----------    -----------                      ------------
      Total Assets                          91,227,027     70,405,008                       161,632,035
                                           -----------    -----------                      ------------
LIABILITIES:
Shares of beneficial interest purchased          7,500         21,410                            28,910
Dividends Payable
   Class I                                     195,804        188,213                           384,017
   Class A                                         715          5,340                             6,055
   Class B                                                          1                                 1
   Class C                                         (89)            56                               (33)
Investment securities purchased                805,433                                          805,433
Investment advisory fees payable                 4,707         23,859                            28,566
12b-1 fees payable
   Class I
   Class A                                         136            588                               724
   Class C                                           4             19                                23
Shareholder services fees payable
   Class A                                         136          1,112                             1,248
   Class C                                           2              6                                 8
Administration fees payable                      9,580          4,348           3,444(c)         17,372
Accounting Fees                                  3,444                         (3,444)(c)
Audit Fees                                      11,963                        (11,963)(c)
Custody fees payable                                --          1,266             200(c)          1,466
Legal Fees                                       8,308          2,318                            10,626
Transfer agent fees payable                      4,370                                            4,370
Trustees' Fee Payable                              177          1,850                             2,027
Other expenses and liabilities                   8,563         23,230          11,763(c)         43,556
                                           -----------    -----------                      ------------
      Total Liabilities                      1,060,753        273,616                         1,334,369
                                           -----------    -----------                      ------------
NET ASSETS                                 $90,166,274    $70,131,392    $                 $160,297,666
                                           ===========    ===========                      ============

NET ASSETS CONSIST OF:
Paid-in Capital                            $87,606,124    $67,571,206    $                 $155,177,330
Undistributed (distributions in excess
   of) net investment income                                  121,852                           121,852
Accumulated net realized Gain/(Loss) on
   investments                                 279,218        376,814                           656,032
Net unrealized appreciation on
   investments                               2,280,932      2,061,520                         4,342,452
                                           -----------    -----------                      ------------
      Total Net Assets                     $90,166,274    $70,131,392    $                 $160,297,666
                                           ===========    ===========                      ============
CLASS I:
NET ASSETS                                                $64,859,964    $ 89,519,994(a)   $154,379,958
                                                          ===========    ============      ============
Shares of beneficial interest
   outstanding                                              6,574,379       9,073,985(a)     15,648,364
                                                          ===========    ============      ============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                        $      9.87    $       9.87      $       9.87
NET ASSETS                                 $89,519,994                   $(89,519,994)(b)  $
                                           ===========                   ============
Shares of beneficial interest
   outstanding                               9,271,112                     (9,271,112)(b)
                                           ===========                   ============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding            $  9.66                                      $       0.00
CLASS A:
NET ASSETS                                                $ 5,228,647    $    639,593(a)   $  5,868,240
                                                          ===========    ============      ============
Shares of beneficial interest
   outstanding                                                528,419          64,639(a)        593,058
                                                          ===========    ============      ============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                        $      9.89    $       9.89      $       9.89

NET ASSETS                                 $   639,593                   $   (639,593)(b)  $
                                           ===========                   ============
Shares of beneficial interest
   outstanding                                  66,072                        (66,072)(b)
                                           ===========                   ============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding         $      9.68                                     $       0.00
CLASS C:
NET ASSETS                                                $    42,781    $      6,687(a)   $     49,468
                                                          ===========    ============      ============
Shares of beneficial interest
   outstanding                                                  4,356             681(a)          5,037
                                                          ===========    ============      ============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                        $      9.82    $       9.82      $       9.82
NET ASSETS                                 $     6,687                   $     (6,687)(b)  $
                                           ===========                   ============
Shares of beneficial interest
   outstanding                                     692                           (692)(b)
                                           ===========                   ============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding         $      9.66                                     $       0.00

(a) Reflects net effect of combining existing PNC National Tax-Exempt Bond Fund into Allegiant Intermediate Tax Exempt Bond Fund.

(b) Reflects exchange of PNC National Tax Exempt Bond Fund into Allegiant Intermediate Tax Exempt Bond Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                           PNC PRIME MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                             SELLING        ACQUIRING
                                          ------------   --------------
                                            PNC PRIME      ALLEGIANT                          PRO FORMA
                                          MONEY MARKET   MONEY MARKET       PRO FORMA          COMBINED
                                              FUND           FUND         ADJUSTMENTS 1        (NOTE 1)
                                          ------------   --------------   -------------      ------------
INVESTMENTS:
Unaffiliated investment in securities,
   at cost                                $570,223,932   $2,137,007,839   $                  $2,707,231,771
Affiliated investment in securities,
   at cost                                                   47,602,266                          47,602,266
Repurchased agreements, at cost             57,000,000      391,000,000                         448,000,000
                                          ------------   --------------                      --------------
Investments, at market value               627,223,932    2,575,610,105                       3,202,834,037
Receivables:
   Shares of beneficial interest sold                         1,238,457                           1,238,457
   Investment securities sold
   Dividends and  interest                     453,546        1,407,284                           1,860,830
Prepaid expenses and other assets              164,503          425,523                             590,026
                                          ------------   --------------                      --------------
      Total Assets                         627,841,981    2,578,681,369                       3,206,523,350
                                          ------------   --------------                      --------------
LIABILITIES:
Shares of beneficial interest redeemed                       27,258,213                          27,258,213
Dividends Payable
   Class I                                      83,585          241,088                             324,673
   Class A                                           4           37,886                              37,890
   Class C                                                            3                                   3
   Investment securities purchased          12,796,750                                           12,796,750
Accrued expenses and other payables
   Investment advisory fees payable             89,559          557,282                             646,841
   12b-1 fees payable
      Class I
      Class A                                                    74,849                              74,849
      Class C                                                         3                                   3
   Administration fees payable                  65,628          131,145           8,009(c)          204,782
   Accounting Fees                               8,009                           (8,009)(c)
   Audit Fees                                   11,963                          (11,963)(c)
   Custody fees payable                                          18,473           1,700(c)           20,173
   Legal Fees                                   15,510                          (15,510)(c)
   Transfer agent fees payable                  10,122           60,489                              70,611
   Trustees' Fee Payable                           177           82,740                              82,917
   Shareholder Service Fees Payables
   Class A                                      28,887          128,788                             157,675
Other expenses and liabilities                  17,922          296,205          25,773(c)          339,900
                                          ------------   --------------                      --------------
      Total Liabilities                     13,128,116       28,887,164                          42,015,280
                                          ------------   --------------                      --------------
NET ASSETS                                $614,713,865   $2,549,794,205   $                  $3,164,508,070
                                          ============   ==============                      ==============

NET ASSETS CONSIST OF:
Paid-in Capital                           $614,743,589   $2,549,795,456   $                     $3,164,539,045
Undistributed (distributions in excess
   of) net investment income                     3,573           (1,251)                                 2,322
Accumulated net realized loss on
   investments                                 (33,297)                                                (33,297)
Net unrealized appreciation on
   investments
                                          ------------   --------------                         --------------
      Total Net Assets                    $614,713,865   $2,549,794,205   $                     $3,164,508,070
                                          ============   ==============                         ==============
CLASS I:
NET ASSETS                                               $1,949,720,511   $ 485,344,444(a)      $2,435,064,955
                                                         ==============   =============         ==============
Shares of beneficial interest
   outstanding                                            1,949,673,887     485,344,444(a)       2,435,018,331
                                                         ==============   =============         ==============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                       $         1.00   $        1.00         $         1.00
NET ASSETS                                $485,344,444                    $(485,344,444)(b)     $
                                          ============                    =============
Shares of beneficial interest
   outstanding                             485,432,141                     (485,432,141)(b)
                                          ============                    =============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding        $       1.00                                          $         0.00
CLASS A:
NET ASSETS                                               $  599,884,871   $ 129,369,421(a)      $  729,254,292
                                                         ==============   =============         ==============
Shares of beneficial interest
   outstanding                                              599,922,088     129,369,421(a)         729,291,509
                                                         ==============   =============         ==============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                       $         1.00   $        1.00         $         1.00
NET ASSETS                                $129,248,746                    $(129,248,746)(a)(d)  $
                                          ============                    =============
Shares of beneficial interest
   outstanding                             129,254,651                     (129,254,651)(a)(d)
                                          ============                    =============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial
   interest outstanding                   $       1.00                                          $         0.00
CLASS C:
NET ASSETS                                               $      188,823   $            (a)(d)   $      188,823
                                                         ==============                         ==============
Shares of beneficial interest
   outstanding                                                  188,812                (a)(d)          188,812
                                                         ==============                         ==============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding                       $         1.00   $        1.00         $         1.00
NET ASSETS                                $    120,675                    $    (120,675)(b)(d)  $
                                          ============                    =============
Shares of beneficial interest
   outstanding                                 120,682                         (120,682)(b)(d)
                                          ============                    =============
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding        $       1.00                                          $         0.00

(a) Reflects net effect of combining existing PNC Prime Money Market into Allegiant Money Market Fund.

(b) Reflects exchange of PNC Prime Money Market Fund into Allegiant Money Market Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(d) Reflects exchange of PNC Prime MMF Class C shares into Class A Shares of Allegiant Money Market Fund.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                     ALLEGIANT TAX-EXEMPT LIMITED BOND FUND
                  PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                            ALLEGIANT TAX-
                                            EXEMPT LIMITED       PRO FORMA     PRO FORMA
                                          MATURITY BOND FUND   ADJUSTMENT 1     (NOTE 1)
                                          ------------------   ------------   -----------
Investments:
Unaffiliated investments in securities,
   at cost                                    $75,294,629      $              $75,294,629
Net unrealized depreciation                     1,872,494                       1,872,494
                                              -----------                     -----------
Investments, at market value                   77,167,123                      77,167,123
                                              -----------                     -----------
Cash                                              383,708                         383,708
Receivables:
   Shares of beneficial interest sold
   Investment securities sold                      17,831                          17,831
   Dividends and  interest                      1,094,163                       1,094,163
   Securities lending collateral
      shortfall
   Investment from Advisor
Prepaid expenses and other assets                   8,915                           8,915
                                              -----------                     -----------
      Total Assets                             78,671,740                      78,671,740
                                              -----------                     -----------
LIABILITIES:
Shares of beneficial interest redeemed              9,350                           9,350
Dividends Payable                                 156,424                         156,424
Investment securities purchased                 1,933,938                       1,933,938
Accrued expenses and other payables
   Investment advisory fees payable                   200                             200
   Chief Compliance Officer fees                    1,716                           1,716
   Distribution and services fees                     422                             422
   Administration fees payable                      8,086                           8,086
   Accounting Fees                                  3,226                           3,226
   Audit Fees                                      11,963                          11,963
   Legal Fees                                       8,309                           8,309
   Transfer Agent fees                              4,325                           4,325
   Trustees' Fee Payable                              177                             177
Other expenses and liabilities                      9,180                           9,180
                                              -----------                     -----------
      Total Liabilities                         2,147,316                       2,147,316
                                              -----------                     -----------
NET ASSETS                                    $76,524,424      $              $76,524,424
                                              ===========                     ===========

NET ASSETS CONSIST OF:
Paid-in Capital                               $75,999,076      $              $75,999,076
Undistributed (distributions in excess
   of) net investment income
Accumulated net realized loss on
   investments                                 (1,347,146)                     (1,347,146)
Net unrealized appreciation on
   investments                                  1,872,494                       1,872,494
                                              -----------                     -----------
      Total Net Assets                        $76,524,424      $              $76,524,424
                                              ===========                     ===========
CLASS I:
NET ASSETS                                    $75,564,165      $              $75,564,165
                                              ===========                     ===========
Shares of beneficial interest
   outstanding                                  7,362,277                       7,362,277
                                              ===========                     ===========
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding            $     10.26                     $     10.26
CLASS A:
NET ASSETS                                        927,486      $              $   927,486
                                              ===========                     ===========
Shares of beneficial interest
   outstanding                                     90,327                          90,327
                                              ===========                     ===========
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding            $     10.27                     $     10.27
CLASS C:
NET ASSETS                                    $    32,773      $              $    32,773
                                              ===========                     ===========
Shares of beneficial interest
   outstanding                                      3,195                           3,195
                                              ===========                     ===========
NET ASSET VALUE, offering price and
   redemption price per share of
   beneficial interest outstanding            $     10.26                     $     10.26

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                        PNC TAX-EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                   SELLING        ACQUIRING
                                                 ------------  --------------
                                                     PNC         ALLEGIANT
                                                  TAX-EXEMPT    TAX EXEMPT
                                                 MONEY MARKET   MONEY MARKET      PRO FORMA            PRO FORMA
                                                     FUND           FUND         ADJUSTMENTS 1      COMBINED (NOTE 1)
                                                 ------------  --------------  ---------------      -----------------
INVESTMENTS:
Unaffiliated investments in securities, at cost  $224,158,076  $  999,724,566  $                      $1,223,882,642
Affiliated investment in securities, at cost                       39,870,700                             39,870,700
   Net unrealized appreciation on unaffiliated
      investments
                                                 ------------  --------------                         --------------
   Investments, at market value                   224,158,076   1,039,595,266                          1,263,753,342
Cash                                                   90,644                                                 90,644
Receivables:
   Receivables for investment sold                  2,002,758                                              2,002,758
   Shares of beneficial interest sold                               4,560,234                              4,560,234
   Investment securities sold                                       5,875,047                              5,875,047
   Dividends and interest                             844,438       2,098,161                              2,942,599
Prepaid expenses and other assets                      62,913         149,749                                212,662
                                                 ------------  --------------                         --------------
      Total Assets                                227,158,829   1,052,278,457                          1,279,437,286
                                                 ------------  --------------                         --------------
LIABILITIES:
Shares of beneficial interest purchased                             5,425,749                              5,425,749
Dividends Payable
Class I                                                25,425         191,244                                216,669
Class A                                                                 2,357                                  2,357
Class C
Investment securities purchased                                    17,525,608                             17,525,608
Accrued expenses and other payables
   Investment advisory fees payable                    26,089         129,425                                155,514
   12b-1 fees payable
      Class I
      Class A                                                          18,463                                 18,463
      Class C
   Administration fees payable                         25,441          50,833           6,465(c)              82,739
   Accounting Fees                                      6,465                          (6,465)(c)
   Audit Fees                                          11,963                         (11,963)(c)
   Custody fees payable                                                 8,372             850(c)               9,222
   Legal Fees                                          10,871                         (10,871)(c)
   Shareholder Servicing Payable
      Class A                                             189          13,886                                 14,075
   Transfer agent fees payable                          3,721          20,818                                 24,539
   Trustees' Fee Payable                                  177          28,880                                 29,057
Other expenses and liabilities                         11,573         175,749          21,984(c)             209,306
                                                 ------------  --------------                         --------------
      Total Liabilities                               121,914      23,591,384                             23,713,298
                                                 ------------  --------------                         --------------
NET ASSETS                                       $227,036,915  $1,028,687,073  $                      $1,255,723,988
                                                 ============  ==============                         ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                  $227,113,449  $1,028,713,563  $                      $1,255,827,012
Undistributed (distributions in excess of) net
   investment income
Accumulated net realized loss on investments          (76,534)        (26,490)                              (103,024)
                                                 ------------  --------------                         --------------
Net unrealized appreciation on investments
      Total Net Assets                           $227,036,915  $1,028,687,073  $                      $1,255,723,988
                                                 ============  ==============                         ==============
CLASS I:
NET ASSETS                                                     $  838,738,055  $  226,162,598(a)      $1,064,900,653
                                                               ==============  ==============         ==============
Shares of beneficial interest outstanding                         838,784,192     226,162,598(a)       1,064,946,790
                                                               ==============  ==============         ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial
   interest outstanding                                        $         1.00  $         1.00         $         1.00
NET ASSETS                                       $226,162,598                  $ (226,162,598)(b)     $
                                                 ============                  ==============
Shares of beneficial interest outstanding         226,254,269                    (226,254,269)(b)
                                                 ============                  ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial
   interest outstanding                          $       1.00                                         $         0.00
CLASS A:
NET ASSETS                                                     $  189,949,018  $      874,317(a)(d)   $  190,823,335
                                                               ==============  ==============         ==============
Shares of beneficial interest outstanding                         189,948,238         874,317(a)(d)      190,822,555
                                                               ==============  ==============         ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial
   interest outstanding                                        $         1.00  $         1.00         $         1.00
NET ASSETS                                       $    872,601                  $     (872,601)(b)     $
                                                 ============                  ==============
Shares of beneficial interest outstanding             873,014                        (873,014)(b)
                                                 ============                  ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial
   interest outstanding                          $       1.00                                         $         0.00
CLASS C:
NET ASSETS                                       $      1,716                  $       (1,716)(b)(d)  $
                                                 ============                  ==============
Shares of beneficial interest outstanding               1,716                          (1,716)(b)(d)
                                                 ============                  ==============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial
   interest outstanding                          $       1.00                                         $         0.00

(a) Reflects net effect of combining existing PNC Tax Exempt Money Market Fund into Allegiant Tax-Exempt Money Market Fund.

(b) Reflects exchange of PNC Tax Exempt Money Market Fund into Allegiant Tax-Exempt Money Market Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(d) Reflects exchange of PNC Tax-Exempt MMF Class C shares into Class A Shares of Allegiant Tax Exempt Money Market Fund.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                      PNC TOTAL RETURN ADVANTAGE BOND FUND
                   ALLEGIANT TOTAL RETURN ADVANTAGE BOND FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               AS OF MAY 31, 2009
                                   (UNAUDITED)

                                                         SELLING      ACQUIRING
                                                      ------------  --------------
                                                                       ALLEGIANT
                                                        PNC TOTAL   TOTAL RETURN
                                                       RETURN BOND  ADVANTAGE BOND    PRO FORMA       PRO FORMA COMBINED
                                                          FUND           FUND       ADJUSTMENTS 1          (NOTE 1)
                                                      ------------  --------------  -------------     ------------------
Investments:
Unaffiliated investment in securities, at cost        $109,330,491   $ 161,865,235  $                    $271,195,726
Affiliated investment in securities, at cost               964,856       6,216,810                          7,181,666
Unaffiliated Securities Lending Investments, at cost     5,893,599      21,124,296                         27,017,895
Affiliated Securities Lending Investments, at cost                      12,680,187                         12,680,187
   Net unrealized appreciation/depreciation on
      unaffiliated investments                           1,843,567      (9,358,434)                        (7,514,867)
                                                      ------------   -------------                       ------------
Investments, at market value                           118,032,513     192,528,094                        310,560,607
Receivables:
   Shares of beneficial interest sold                      766,028           1,215                            767,243
   Investment securities sold                              255,536       2,517,201                          2,772,737
   Securities lending collateral shortfall                  96,612                                             96,612
   Dividends and interest                                1,037,833       1,931,030                          2,968,863
   Receivable from affiliated Funds for possible
      losses on securities lending
      collateral shortfall                                   7,708                                              7,708
Prepaid expenses and other assets                           15,703          26,499                             42,202
                                                      ------------   -------------                       ------------
      Total Assets                                     120,211,933     197,004,039                        317,215,972
                                                      ------------   -------------                       ------------
LIABILITIES:
Payables:
   Shares of beneficial interest redeemed                   53,741         209,400                            263,141
   Dividends Payable
      Class I                                              434,327         294,017                            728,344
      Class A                                                  779           4,162                              4,941
      Class C                                                  111             247                                358
   Investment securities purchased                         173,677       1,163,301                          1,336,978
   Accrued expenses and other payables
   Investment advisory fees payable                                         54,908                             54,908
      12b-1 fees payable
      Class I
      Class A                                                  106           1,136                              1,242
      Class C                                                  102              87                                189
   Shareholder Service fee payable
      Class A                                                  106           2,198                              2,304
      Class C                                                   34              29                                 63
   Administration fees payable                              11,642           9,807          5,464(c)           26,913
   Accounting Fees                                           5,464                         (5,464)(c)
   Audit Fees                                               11,963                        (11,963)(c)
   Custody fees payable                                                      5,769            300(c)           6,069
   Legal Fees                                               12,053                        (12,053)(c)
   Transfer agent fees payable                               8,383          27,332                             35,715
   Trustees' Fee Payable                                       177           7,459                              7,636
Payable for Collateral for Loaned Securities             5,642,664      33,804,483                         39,447,147
Other expenses and liabilities                              10,434          60,082         23,716(c)           94,232
                                                      ------------   -------------                       ------------
      Total Liabilities                                  6,365,763      35,644,417                         42,010,180
                                                      ------------   -------------                       ------------
NET ASSETS                                            $113,846,170   $ 161,359,622  $                    $275,205,792
                                                      ============   =============                       ============

NET ASSETS CONSIST OF:
Paid-in Capital                                       $112,861,944   $ 192,671,942  $                    $305,533,886
Undistributed (distributions in excess of) net
   investment income                                      (221,767)         48,706                           (173,061)
Accumulated net realized loss on investments              (985,121)    (22,002,478)                       (22,987,599)
Net unrealized appreciation on investments               2,191,114      (9,358,548)                        (7,167,434)
                                                      ------------   -------------                       ------------
      Total Net Assets                                $113,846,170   $ 161,359,622  $                    $275,205,792
                                                      ============   =============                       ============
CLASS I:
NET ASSETS                                                           $ 151,041,802  $ 113,202,248(a)     $264,244,050
                                                                     =============  =============        ============
Shares of beneficial interest outstanding                               15,667,145     11,742,154(a)       27,409,299
                                                                     =============  =============        ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                      $        9.64  $        9.64        $       9.64
NET ASSETS                                            $113,202,248                  $(113,202,248)(b)    $
                                                      ============                  =============
Shares of beneficial interest outstanding               11,418,187                    (11,418,187)(b)
                                                      ============                  =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding       $       9.91                                       $       0.00
CLASS A:
NET ASSETS                                                           $  10,179,385  $     482,099(a)     $ 10,661,484
                                                                     =============  =============        ============
Shares of beneficial interest outstanding                                1,055,705         49,999(a)        1,105,704
                                                                     =============  =============        ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                      $        9.64  $        9.64        $       9.64
NET ASSETS                                            $    482,099                  $    (482,099)(b)    $
                                                      ============                  =============
Shares of beneficial interest outstanding                   48,612                        (48,612)(b)
                                                      ============                  =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding       $       9.92                                       $       0.00
CLASS C:
NET ASSETS                                                           $     138,435  $     161,823(a)     $    300,258
                                                                     =============  =============        ============
Shares of beneficial interest outstanding                                   14,340         16,763(a)           31,103
                                                                     =============  =============       =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding                      $        9.65  $        9.65        $       9.65
NET ASSETS                                            $    161,823                  $    (161,823)(b)    $
                                                      ============                  =============
Shares of beneficial interest outstanding                   16,324                        (16,324)(b)
                                                      ============                  =============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial
   interest outstanding                               $       9.91                                       $       0.00

(a) Reflects net effect of combining existing PNC Total Return Bond into Allegiant Total Return Bond Fund.

(b) Reflects exchange of PNC Total Return Bond Fund into Allegiant Total Return Fund.

(c) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                         PNC CAPITAL OPPORTUNITIES FUND
                          ALLEGIANT SMALL CAP CORE FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                     SELLING           ACQUIRING                                    PRO FORMA
                                                   PNC CAPITAL      ALLEGIANT SMALL    PRO FORMA                    COMBINED
                                               OPPORTUNITIES FUND    CAP CORE FUND    ADJUSTMENTS                   (NOTE 1)
                                               ------------------   ---------------   -----------                --------------
INVESTMENT INCOME:
Dividends from unaffiliated issuers              $     484,322       $   1,161,212    $                          $    1,645,534
Interest from unaffiliated funds                        12,348                 583                                       12,931
Interest from affiliated funds                                             108,765                                      108,765
Security lending income from non-affiliated
   investments                                         144,894             167,292                                      312,186
Security lending income from affiliated
   investments                                                             331,254                                      331,254
   Less: foreign Taxes withheld                                            (22,375)                                     (22,375)
Other
                                                 -------------       -------------                               --------------
Total investment income                                641,564           1,746,731                                    2,388,295
                                                 -------------       -------------                               --------------
EXPENSES:
Investment Advisory fees                               717,902           1,645,106     (167,663)       (e)            2,195,345
Administration fees                                     70,483             104,705      (48,295)  (a)(f)(g)(i)          126,893
Accounting Agent Fees                                   11,117                          (11,117)       (g)
12b-1 fees:
   Class I                                                                  73,653      (73,653)       (h)
   Class A                                               1,642                 741       (1,237)       (d)                1,146
   Class B                                                                   1,492       (1,492)       (b)
   Class C                                                 847               4,354                                        5,201
Transfer Agent fees                                     60,608              45,038      (51,709)     (a)(i)              53,937
Audit Fees                                              29,805                          (29,805)       (a)
Legal Fees                                              45,379                          (45,379)       (a)
Chief Compliance Officer Fees                           10,251                          (10,251)       (a)
Custodian fees                                           1,144              20,808         (873)       (a)(i)            21,079
Professional fees                                                           23,614        2,020      (a)(i)              25,634
Pricing service fees                                    16,748               2,437      (16,483)     (a)(i)               2,702
Printing and shareholder reports                         7,717              18,389       (4,142)     (a)(i)              21,964
Registration and filing fees                             1,576              40,585      (11,430)     (a)(i)              30,731
Trustees' fees                                          21,381              10,639      (22,174)     (a)(i)               9,846
Miscellaneous                                            9,785              10,903        4,438     (a)(g)(i)            25,126
Interest Expense                                         1,682                           (1,682)       (a)
Shareholder servicing fees:
   Class A                                               1,642               4,088                                        5,730
   Class B                                                                     497         (497)       (b)
   Class C                                                 283               1,451                                        1,734
                                                 -------------       -------------    ----------                 --------------
Total Expenses                                       1,009,992           2,008,500      (491,424)                     2,527,068
                                                 -------------       -------------    ----------                 --------------
LESS:
   Waiver of Investment Advisory fees                 (298,096)                          298,096       (c)

                                                     SELLING           ACQUIRING                                    PRO FORMA
                                                   PNC CAPITAL      ALLEGIANT SMALL    PRO FORMA                    COMBINED
                                               OPPORTUNITIES FUND    CAP CORE FUND    ADJUSTMENTS                   (NOTE 1)
                                               ------------------   ---------------   -----------                --------------
   Custody Credit                                         (650)                              650(a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                 -------------       -------------    ----------                 --------------
Net expenses                                           711,246           2,008,500      (192,678)                     2,527,068
                                                 -------------       -------------    ----------                 --------------
Net Investment Income                                  (69,682)           (261,769)      192,678                       (138,773)
                                                 -------------       -------------    ----------                 --------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold       (12,997,201)        (46,136,632)                                 (59,133,833)
Net change in unrealized Appr./Depr. on
   investments                                     (20,137,293)        (37,399,638)                                 (57,536,931)
                                                 -------------       -------------                               --------------
Net gain on investments                            (33,134,494)        (83,536,270)                                (116,670,764)
                                                 -------------       -------------                               --------------
Net Increase from Payment by Affiliate                                          --
                                                 -------------       -------------
Net Decrease/Increase in Net Assets
   Resulting from Operations                      ($33,204,176)       ($83,798,039)   $   192,678                 ($116,809,537)
                                                 =============       =============    ===========                ==============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment reflects the elimination of the PNC Capital Opportunities Fund voluntary net expense cap of 1.28%.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.05% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment reflects the difference in the investment advisory fee rate from 1.30% (PNC) to 1.00% (Allegiant) as if it was in effect for the entire period.

(f) Adjustment reflects the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expense category.

(h) Adjustment reflects the elimination of Allegiant Class I 12b-1 rate of 0.05% bps to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC DIVERSIFIED REAL ESTATE FUND
                     ALLEGIANT DIVERSIFIED REAL ESTATE FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                    SELLING
                                               DIVERSIFIED REAL    PRO FORMA              PRO FORMA
                                                  ESTATE FUND     ADJUSTMENTS              (NOTE 1)
                                               ----------------   -----------           -------------
INVESTMENT INCOME:
Dividends from unaffiliated issuers             $   2,190,743      $                    $   2,190,743
Dividends from affiliated issuers                         604                                     604
Interest from affiliated funds
Security lending income                                52,045                                  52,045
Other
                                                -------------                           -------------
Total investment income                             2,243,392                               2,243,392
                                                -------------                           -------------
EXPENSES:
Investment Advisory fees                              420,918            178    (e)           421,096
Administration fees                                    67,223        (35,340) (c)(g)(i)        31,883
Accounting Agent Fees                                  10,585        (10,585) (a)(g)
12b-1 fees:
   Class I
   Class A                                              2,141         (1,713)   (d)               428
   Class B
   Class C                                              1,299                                   1,299
Transfer Agent fees                                    85,326            400    (i)            85,726
Audit Fees                                             36,465        (36,465)   (g)
Legal Fees                                             45,406        (45,406)   (g)
Chief Compliance Officer Fees                          10,251        (10,251)   (a)(g)
Custodian fees                                          1,122           (259)   (h)               863
Professional fees                                                     12,087    (g)(h)         12,087
Pricing service fees                                                   6,000    (i)             6,000
Printing and shareholder reports                        6,488              7    (i)             6,495
Registration and filing fees                                          21,826    (i)            21,826
Trustees' fees                                         21,381        (18,407)   (i)             2,974
Miscellaneous                                          19,288         (9,243)   (g)(h)         10,047
Interest Expense                                        8,562         (8,562)   (a)
Shareholder servicing fees:
   Class A                                              2,141                                   2,141
   Class C                                                432                                     432
                                                -------------      ---------            -------------
Total Expenses                                        739,028       (135,731)                 603,297
                                                -------------      ---------            -------------
LESS:
   Waiver of Investment Advisory fees                (179,733)       133,427    (c)           (46,306)
   Custody Credit                                        (620)           620    (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver

                                                    SELLING
                                               DIVERSIFIED REAL    PRO FORMA              PRO FORMA
                                                  ESTATE FUND     ADJUSTMENTS              (NOTE 1)
                                               ----------------   -----------           -------------
      Shareholder Service Class C Waiver
                                                -------------      ---------            -------------
Net expenses                                          558,675         (1,684)                 556,991
                                                -------------      ---------            -------------
Net Investment Income                               1,684,717          1,684                1,686,401
                                                -------------      ---------            -------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold       (5,716,418)                             (5,716,418)
Net change in unrealized Appr/Depr on
   investments                                    (51,691,973)                            (51,691,973)
                                                -------------                           -------------
Net gain on investments                           (57,408,391)                            (57,408,391)
                                                -------------                           -------------
Net Increase from Payment by Affiliate
                                                -------------      ---------            -------------
Net Decrease/Increase in Net Assets
   Resulting from Operations                     ($55,723,674)     $   1,684             ($55,721,990)
                                                =============      =========            =============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 1.05% and associated advisory fee waivers.

(d) Adjustment reflect the change in the 12b-1 rate of 0.25% (PNC) to 0.05% (Allegiant) for Class A as if it was in effect for the entire period.

(e)  Adjustment to maintain an investment advisory fee rate of 0.80%.

(f) Adjustment to reflect the Allegiant administration fee of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC Fund's expense category balances to be consistent with Allegiant expense category.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC GOVERNMENT MONEY MARKET FUND
                     ALLEGIANT GOVERNMENT MONEY MARKET FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                     ACQUIRING
                                                  SELLING PNC        ALLEGIANT                                    PRO FORMA
                                               GOVERNMENT MONEY   GOVERNMENT MONEY    PRO FORMA                    COMBINED
                                                  MARKET FUND        MARKET FUND     ADJUSTMENTS                   (NOTE 1)
                                               ----------------   ----------------   -----------                 -----------
INVESTMENT INCOME:
Interest                                          $6,299,496         $16,549,262     $                           $22,848,758
Income from affiliate
Dividends from unaffiliated issuers                  521,567             240,869                                     762,436
Security lending income                               43,090                                                          43,090
Other
                                                  ----------         -----------                                 -----------
Total investment income                            6,864,153          16,790,131                                  23,654,284
                                                  ----------         -----------                                 -----------
EXPENSES:
Investment Advisory fees                           1,152,226           2,907,214        (163,898) (j)              3,895,542
Administration fees                                  577,567             640,635        (338,975) (a)(f)(g)(i)       879,227
Accounting agent fees                                 91,906                             (91,906) (a)(g)(i)
12b-1 fees:
   Class I                                                               208,041        (208,041) (h)
   Class A                                             6,317              96,462        (102,779) (d)(k)
   Class C                                                 4                                  (4) (k)
Transfer Agent fees                                   30,465             122,325         (40,075) (a)(i)             112,715
Audit Fees                                            30,705                             (30,705) (a)
Legal Fees                                            56,349                             (56,349) (a)
Chief Compliance Officer fees                         10,251                             (10,251) (a)
Custodian fees                                        11,279              48,499          10,008  (a)                 69,786
Professional fees                                                        115,674          72,781  (a)(i)             188,455
Pricing service fees                                  12,686               2,970         (10,296) (a)(i)               5,360
Printing and shareholder reports                      46,132              28,813         (39,706) (a)(i)              35,239
Registration and filing fees                           2,054              40,926         (15,284) (a)(i)              27,696
Trustees' fees                                        21,380              70,083           1,371  (a)(i)              92,834
Temporary Guarantee Program
Participation fee                                    114,359             273,746                                     388,105
Miscellaneous                                         23,841              14,487           9,579  (a)(g)(i)           47,907
Interest Expense                                         715                                (715) (a)
Shareholder servicing fees:
   Class A                                             7,417             877,441              48  (k)                884,906
   Class B
   Class C                                                 4                                  (4) (k)
                                                  ----------         -----------     -----------                 -----------
Total Expenses                                     2,195,657           5,447,316      (1,015,201)                  6,627,772
                                                  ----------         -----------     -----------                 -----------
LESS:
      Waiver of Investment Advisory fees            (229,988)           (163,475)        393,463  (c)(j)
      Custody Credit                                  (5,496)                              5,496  (a)
      Waiver of 12b1 Fees

                                                                     ACQUIRING
                                                  SELLING PNC        ALLEGIANT                                    PRO FORMA
                                               GOVERNMENT MONEY   GOVERNMENT MONEY    PRO FORMA                    COMBINED
                                                  MARKET FUND        MARKET FUND     ADJUSTMENTS                   (NOTE 1)
                                               ----------------   ----------------   -----------                 -----------
         12b1 Class B Waiver
         12b1 Class C Waiver                              (5)                                  5
      Waiver of Shareholder Servicing fee
         Shareholder Service Class A Waiver             (544)           (211,478)       (672,883) (l)               (884,905)
         Shareholder Service Class B Waiver
         Shareholder Service Class C Waiver
                                                  ----------         -----------     -----------                 -----------
Net expenses                                       1,959,624           5,072,363      (1,289,120)                  5,742,867
                                                  ----------         -----------     -----------                 -----------
Net Investment Income                              4,904,529          11,717,768       1,289,120                  17,911,417
                                                  ----------         -----------     -----------                 -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments
sold                                                 (2,411)               8,700                                       6,289
                                                  ----------         -----------                                 -----------
Net change in unrealized Appr/Depr on
investments
Net gain on investments                               (2,411)              8,700                                       6,289
                                                  ----------         -----------                                 -----------
Net Increase from Payment by Affiliate
Net Decrease/Increase in Net Assets
   Resulting from Operations                      $4,902,118         $11,726,468     $ 1,289,120                 $17,917,706
                                                  ==========         ===========     ===========                 ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the elimination of the PNC Government Money Market Fund voluntary net expense cap of 0.40% and advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of .25% (PNC) to .03% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment to reflect the same investment advisory fee rate of 0.25% as if the Allegiant Fund's Rate was in effect for the entire period.

(f) Adjustment to reflect the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of .03% to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory fee rates and voluntary waivers implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

(k)  Reflects PNC Class C merging into Allegiant Class A.

(l) Adjustment to reflect the Allegiant shareholder services fee voluntary waiver/reimbursement rate of 0.25% as at May 31, 2009 as if it was in effect for the entire period.


SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                          PNC INTERNATIONAL EQUITY FUND
                       ALLEGIANT INTERNATIONAL EQUITY FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                  ACQUIRING
                                                SELLING PNC       ALLEGIANT                                   PRO FORMA
                                               INTERNATIONAL    INTERNATIONAL    PRO FORMA                     COMBINED
                                                EQUITY FUND      EQUITY FUND    ADJUSTMENTS                   (NOTE 1)
                                               -------------   --------------   -----------                 -------------
INVESTMENT INCOME:
Dividends  from unaffiliated issuers           $   7,154,059    $   6,446,857   $                           $  13,600,916
Interest from unaffiliated funds                     132,792               --                                     132,792
Interest from affiliated funds                                        201,483                                     201,483
Security lending income from non-affiliated
   investments                                       184,104          370,393                                     554,497
Security lending income from affiliated
   investments                                                         53,162                                      53,162
   Less:  foreign taxes withheld                                     (533,401)                                   (533,401)
Other
                                                ------------    -------------                               -------------
Total investment income                            7,470,955        6,538,494                                  14,009,449
                                                ------------    -------------                               -------------
EXPENSES:
Investment Advisory fees                           3,331,066        2,803,732      (789,440) (e)(j)             5,345,358
Administration fees                                  342,783          182,301      (177,654) (a)(f)(g)(i)         347,430
Accounting Agent Fees                                 56,661                        (56,661) (a)(g)
12b-1 fees:
   Class I                                                            112,722      (112,722) (h)
   Class A                                             4,503            4,979        (3,026) (d)                    6,456
   Class B                                                              4,221        (4,221) (b)
   Class C                                             1,207            3,821                                       5,028
Chief Compliance Officer Fees                         10,251                        (10,251) (a)
Custodian fees                                       604,923          140,465      (534,959) (a)(i)               210,429
Transfer Agent fees                                   87,860          110,647       (81,268) (a)(i)               117,239
Audit Fees                                            42,863                        (42,863) (a)
Legal Fees                                            61,715                        (61,715) (a)
Professional fees                                                      36,929        15,106  (a)(i)                52,035
Pricing service fees                                  83,608           32,218       (73,224) (a)(i)                42,602
Registration and filing fees                             651           42,842         7,743  (a)(i)                51,236
Printing and shareholder reports                      18,416           29,600         1,487  (a)(i)                49,503
Trustees' fees                                        21,381           17,596       (16,693) (a)(i)                22,284
Miscellaneous                                         41,624           17,782       (23,458) (a)(g)(i)             35,948
Interest Expense                                       5,847                         (5,847) (a)
Shareholder servicing fees:
   Class A                                             4,503           27,773                                      32,276
   Class B                                                              1,407        (1,407) (b)
   Class C                                               402            1,274                                       1,676
                                                ------------    -------------   -----------                 -------------
Total Expenses                                     4,720,264        3,570,309    (1,971,073)                    6,319,500
                                                ------------    -------------   -----------                 -------------
LESS:
   Custody Credit                                   (275,355)                       275,355  (a)
   Waiver of Investment Advisory fees               (939,414)        (183,117)    1,122,531  (c)(j)

                                                                  ACQUIRING
                                                SELLING PNC       ALLEGIANT                                   PRO FORMA
                                               INTERNATIONAL    INTERNATIONAL    PRO FORMA                    COMBINED
                                                EQUITY FUND      EQUITY FUND    ADJUSTMENTS                   (NOTE 1)
                                               -------------   --------------   -----------                 ------------
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
   Net expenses                                    3,505,495        3,387,192      (573,187)                    6,319,500
                                                ------------    -------------   -----------                 -------------
Net Investment Income
                                                   3,965,460        3,151,302       573,187                     7,784,946
                                                ------------    -------------   -----------                 -------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized (Loss) on investments sold          (81,174,934)     (35,891,021)                               (117,065,955)
Net realized (Loss) on futures                                     (1,851,340)                                 (1,851,340)
Net realized (Loss) on foreign currency
transactions                                                         (114,723)                                   (114,723)
Net change in unrealized Appr/Depr on
investments                                     (111,316,497)    (126,346,000)                               (237,662,497)
                                                ------------    -------------   -----------                 -------------
Net (Loss)on investments                        (192,491,431)    (164,203,084)                               (356,694,515)
                                                ------------    -------------   -----------                 -------------
Net Increase from Payment by Affiliate
Net Decrease/Increase in Net Assets
   Resulting from Operations                    (188,525,971)   ($161,051,782)  $   573,187                 ($349,004,566)
                                                ============    =============   ===========                 =============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of PNC International Equity Fund voluntary net expense cap of 1.28% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.05% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment reflects the difference in the investment advisory fee rate from 1.22% (PNC) to 1.00% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment reflects the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of .05% to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory fee rates and voluntary waivers implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                         PNC LIMITED MATURITY BOND FUND
                      ALLEGIANT LIMITED MATURITY BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                         ACQUIRING
                                          SELLING PNC    ALLEGIANT
                                            LIMITED       LIMITED                                  PRO FORMA
                                            MATURITY     MATURITY        PRO FORMA                  COMBINED
                                           BOND FUND     BOND FUND      ADJUSTMENTS                 (NOTE 1)
                                          -----------   ----------      -----------               -----------
INVESTMENT INCOME:
Dividends from unaffiliated issuers        $    4,778   $               $                         $     4,778
Interest from unaffiliated funds               17,455                                                  17,455
Income from affiliates                             --       51,601                                     51,601
Interest                                    4,522,113    5,798,948                                 10,321,061
Security lending income from
   non-affiliated investments                  21,829       29,524                                     51,353
Security lending income from affiliated
   investments                                             109,453                                    109,453
Other
                                           ----------   ----------                                -----------
Total investment income                     4,566,175    5,989,526                                 10,555,701
                                           ----------   ----------                                -----------
EXPENSES:
Investment Advisory fees                      341,891      534,299          (48,862)(j)               827,328
Administration fees                           123,558       84,479          (71,420)(a)(f)(g)(i)      136,617
Accounting Agent Fees                          19,682                       (19,682)(a)(g)
12b-1 fees:
   Class I                                                  36,837          (36,837)(h)
   Class A                                      6,771        1,027           (5,886)(d)                 1,912
   Class B                                                   3,124           (3,124)(b)
   Class C                                      3,294        4,635                                      7,929
Chief Compliance Officer Fees                  10,251                       (10,251)(a)
Custodian fees                                  2,315       19,995            3,060(a)(i)              25,370
Transfer Agent fees                            80,649       26,571          (73,104)(a)(i)             34,116
Audit Fees                                     31,785                       (31,785)(a)
Legal Fees                                     51,405                       (51,405)(a)
Pricing service fees                           14,852       15,238          (13,748)(a)(i)             16,342
Printing and shareholder reports               14,495        9,810          (10,533)(a)(i)             13,772
Professional Fees                                           18,603           15,741(a)(i)              34,344
Registration and filing fees                   (4,530)      30,063            5,970(a)(i)              31,503
Trustees' fees                                 21,381        8,992          (16,059)(a)(i)             14,314
Miscellaneous                                   9,496        2,554             (800)(a)(g)(i)          11,250
Interest Expense                                   60                           (60)(a)
Shareholder servicing fees:
   Class A                                      6,771        9,159                                     15,930
   Class B                                                   1,041           (1,041)(b)
   Class C                                      1,098        1,545                                      2,643
                                           ----------   ----------      -----------               -----------
Total Expenses                                735,224      807,972         (369,826)                1,173,370
                                           ----------   ----------      -----------               -----------
LESS:
   Waiver of Investment Advisory fees        (198,411)     (47,400)         245,811(c)(j)
   Custody Credit                              (1,159)                        1,159(a)

                                                         ACQUIRING
                                          SELLING PNC    ALLEGIANT
                                            LIMITED       LIMITED                                  PRO FORMA
                                            MATURITY     MATURITY        PRO FORMA                  COMBINED
                                           BOND FUND     BOND FUND      ADJUSTMENTS                 (NOTE 1)
                                          -----------   ----------      -----------               -----------
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A
         Waiver
      Shareholder Service Class B
         Waiver
      Shareholder Service Class C
         Waiver
                                           ----------   ----------      -----------               -----------
   Net expenses                               535,654      760,572         (122,857)                1,173,369
                                           ----------   ----------      -----------               -----------
Net Investment Income                       4,030,521    5,228,954          122,857                 9,382,332
                                           ----------   ----------      -----------               -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments
   sold                                        98,629      667,448                                    766,077
Net change in unrealized Appr/Depr on
   investments                              1,718,079    1,442,022                                  3,160,101
                                           ----------   ----------                                -----------
Net gain on investments                     1,816,708    2,109,470                                  3,926,178
                                           ----------   ----------                                -----------
Net Increase from Payment by Affiliate
                                           ----------   ----------      -----------               -----------
Net Decrease/Increase in Net Assets
   Resulting from Operations               $5,847,229   $7,338,424      $   122,857               $13,308,510
                                           ==========   ==========      ===========               ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of PNC Limited Maturity Bond Fund voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment to reflect the investment advisory fee rate of 0.35% for both Funds as if the Allegiant Fund's rates was in effect for the entire period.

(f) Adjustment reflects the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of .03% to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC MARYLAND TAX-EXEMPT BOND FUND
                     ALLEGIANT MARYLAND TAX-EXEMPT BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                          SELLING ALLEGIANT
                                               MARYLAND
                                              TAX-EXEMPT       PRO FORMA         PRO FORMA
                                              BOND FUND       ADJUSTMENTS        (NOTE 1)
                                          -----------------   -----------       ----------
INVESTMENT INCOME:
Interest from unaffiliated issuers            $2,215,856      $                 $2,215,856
Dividends from unaffiliated issuers                6,521                             6,521
Interest from affiliated funds
Security lending income
Other
                                              ----------                        ----------
Total investment income                        2,222,377                         2,222,377
                                              ----------                        ----------
EXPENSES:
Investment Advisory fees                         297,108        (59,422)(e)        237,686
Administration fees                               75,732        (40,572)(f)(g)(i)   35,160
Accounting Agent Fees                             12,002        (12,002)(a)(g)
12b-1 fees:
   Class I
   Class A                                         1,502         (1,322)(d)            180
   Class B
   Class C                                           250                               250
Transfer Agent fees                               35,031           (581)(i)         34,450
Audit Fees                                        31,425        (31,425)(g)
Legal Fees                                        35,684        (35,684)(g)
Chief Compliance Officer Fees                     10,251        (10,251)(a)(g)
Custodian fees                                     1,427          1,913(i)           3,340
Professional fees                                                12,839(g)(i)       12,839
Pricing service fees                                             15,000(i)          15,000
Printing and shareholder reports                  11,355         (8,061)(i)          3,294
Registration and filing fees                                      5,103(i)           5,103
Trustees' fees                                    21,380        (18,023)(i)          3,357
Miscellaneous                                     18,607         (9,461)(g)(i)       9,146
Interest Expense                                      95            (95)(a)
Shareholder servicing fees:
   Class A                                         1,502                             1,502
   Class B
   Class C                                            83                                83
                                              ----------      ---------         ----------
Total Expenses                                   553,434       (192,044)           361,390
                                              ----------      ---------         ----------
LESS:
   Waiver of Investment Advisory fees           (234,457)       190,015(c)         (44,442)
   Custody Credit                                   (706)           706(a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee

                                          SELLING ALLEGIANT
                                               MARYLAND
                                              TAX-EXEMPT       PRO FORMA         PRO FORMA
                                              BOND FUND       ADJUSTMENTS        (NOTE 1)
                                          -----------------   -----------       ----------
      Shareholder Service Class A
         Waiver
      Shareholder Service Class B
         Waiver
      Shareholder Service Class C
         Waiver
                                              ----------      ---------         ----------
   Net expenses                                  318,271         (1,323)           316,948
                                              ----------      ---------         ----------
Net Investment Income                          1,904,106          1,323          1,905,429
                                              ----------      ---------         ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments
   sold                                           37,745                            37,745
Net change in unrealized Appr/Depr on
   investments                                 1,277,383                         1,277,383
                                              ----------                        ----------
Net gain on investments                        1,315,128                         1,315,128
                                              ----------                        ----------
Net Increase from Payment by Affiliate
                                              ----------      ---------         ----------
Net Decrease/Increase in Net Assets
 Resulting from Operations                    $3,219,234      $   1,323         $3,220,557
                                              ==========      =========         ==========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rate between 0.50% and 0.40% as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment to reflect the difference in the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC NATIONAL TAX-EXEMPT BOND FUND
                   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                   SELLING PNC       ACQUIRING ALLEGIANT                                 PRO FORMA
                                               NATIONAL TAX-EXEMPT    INTERMEDIATE TAX-     PRO FORMA                     COMBINED
                                                    BOND FUND          EXEMPT BOND FUND    ADJUSTMENTS                    (NOTE 1)
                                               -------------------   -------------------   -----------                 -------------
Investment Income:
Interest                                            $2,968,087           $3,053,377         $                            $6,021,464
Income from affiliate                                                        13,965                                          13,965
Dividends from unaffiliated issuers                      2,288                                                                2,288
                                                    ----------           ----------                                      ----------
Total investment income                              2,970,375            3,067,342                                       6,037,717
                                                    ----------           ----------                                      ----------
EXPENSES:
Investment Advisory fees                               421,156              323,573          (121,893) (e)(j)               622,836
Administration fees                                    106,743               44,861           (61,100) (a)(f)(g)(i)          90,504
Accounting Agent Fees                                   16,927                                (16,927) (a)(g)
12b-1 fees:
   Class I                                                                   18,212           (18,212) (h)
   Class A                                               1,614                1,358            (1,307) (d)                    1,665
   Class B                                                                      953              (953) (b)
   Class C                                                 195                   40                                             235
Transfer Agent fees                                     27,068               13,071           (26,951) (a)(i)                13,188
Audit Fees                                              31,425                                (31,425) (a)
Chief Compliance Officer Fees                           10,251                                (10,251) (a)
Custodian fees                                           1,989                7,659             1,130  (a)(i)                10,778
Legal Fees                                              32,158                                (32,158) (a)
Professional fees                                                            12,202            11,860  (a)(g)(i)             24,062
Pricing service fees                                    14,996                8,911           (14,006) (a)(i)                 9,901
Printing and shareholder reports                        13,528                5,041            (9,822) (a)(c)                 8,747
Registration and filing fees                            (4,694)              23,453             4,500  (a)(g)(i)             23,259
Trustees' fees                                          21,381                4,610           (16,916) (a)                    9,075
Miscellaneous                                            7,498                2,109                77  (a)(g)(i)              9,684
Interest Expense
Shareholder servicing fees:
   Class A                                               1,614               12,269                                          13,883
   Class B                                                  --                  318              (318) (b)
   Class C                                                  65                   13                                              78
                                                    ----------           ----------         ---------                    ----------
Total Expenses                                         703,914              478,653          (344,672)                      837,895
                                                    ----------           ----------         ---------                    ----------
LESS:
      Custody credit                                    (1,001)                                 1,001  (a)
      Waiver of Investment Advisory fees              (252,999)             (37,580)          275,008  (c)                   15,571
      Waiver of 12b1 Fees
         12b1 Class B Waiver
         12b1 Class C Waiver
      Waiver of Shareholder Servicing fee
         Shareholder Service Class A Waiver
         Shareholder Service Class B Waiver

                                                   SELLING PNC       ACQUIRING ALLEGIANT                                 PRO FORMA
                                               NATIONAL TAX-EXEMPT    INTERMEDIATE TAX-     PRO FORMA                     COMBINED
                                                    BOND FUND          EXEMPT BOND FUND    ADJUSTMENTS                    (NOTE 1)
                                               -------------------   -------------------   -----------                 -------------
         Shareholder Service Class C Waiver
   Net expenses                                        449,914              441,073           (53,092)                      822,324
                                                    ----------           ----------         ---------                    ----------
Net Investment Income                                2,520,461            2,626,269            53,092                     5,215,393
                                                    ----------           ----------         ---------                    ----------
Realized Gain (Loss) on Investments:
Net realized Gain (Loss) on investments sold           389,401              438,736                                         828,137
Net change in unrealized Appr/Depr on
   investments                                       1,213,194              (74,979)                                      1,138,215
                                                    ----------           ----------                                      ----------
Net gain on investments                              1,602,595              363,757                                       1,966,352
                                                    ----------           ----------                                      ----------
Net Increase from Payment by Affiliate
                                                    ----------           ----------         ---------                    ----------
Net Decrease/Increase in Net Assets
   Resulting from Operations                         4,123,056           $2,990,026         $  53,092                    $7,181,745
                                                    ==========           ==========         =========                    ==========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) as if it was in effect for the entire period.

(e) Adjustment to reflect the difference in investment advisory fee rates between 0.50% (PNC) and 0.40% (Allegiant) as if the Allegiant Fund's rate was in effect for the entire period.

(f) Adjustment reflects the difference in the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment reflects the elimination of Allegiant Class I 12b-1 rate of .03% to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory fee rates and voluntary waivers implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                           PNC PRIME MONEY MARKET FUND
                           ALLEGIANT MONEY MARKET FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                               SELLING PNC      ACQUIRING                                      PRO
                                               PRIME MONEY   ALLEGIANT MONEY    PRO FORMA                 FORMA COMBINED
                                               MARKET FUND     MARKET FUND     ADJUSTMENTS                    (NOTE 1)
                                               -----------   ---------------   -----------                ---------------
INVESTMENT INCOME:
Interest                                       $12,252,351     $51,068,895     $                           $ 63,321,246
Income from affiliate                                              558,467                                      558,467
Dividends from unaffiliated issuers              1,010,472                                                    1,010,472
Security lending income                              4,913                                                        4,913
                                               -----------     -----------                                 ------------
Total investment income                         13,267,736      51,627,362                                   64,895,098
                                               -----------     -----------                                 ------------
EXPENSES:
Investment Advisory fees                         1,747,463       8,148,392        (538,400) (j)               9,357,455
Administration fees                                875,186       1,774,709        (544,104) (a)(f)(g)(i)      2,105,791
Accounting agent fees                              139,838                        (139,838) (a)(g)
12b-1 fees:
   Class I                                              --         598,199        (598,199) (h)
   Class A                                         247,375         205,205        (452,580) (d)(k)
   Class B                                              --           5,136          (5,136) (b)
   Class C                                             743           1,301            (743) (o)(k)                1,301
Transfer Agent fees                                 66,249         341,293        (136,372) (a)(i)              271,170
Audit Fees                                          30,705                         (30,705) (a)
Legal fees                                          71,308                         (71,308) (a)(i)
Chief Compliance Officer fees                       10,251                         (10,251) (a)
Custodian fees                                      17,102         122,832         (13,959) (a)(i)              125,975
Professional fees                                       --         307,911          49,945  (a)(i)              357,856
Pricing service fees                                10,528           2,963          (8,706) (a)(i)                4,785
Printing and shareholder reports                    58,221          87,554         (77,811) (a)(i)               67,964
Registration and filing fees                      (12,638)          74,999         (23,406) (a)(i)               38,955
Trustees' fees                                      24,380         202,424         (47,660) (a)(i)              179,144
Temporary Guarantee Program
Participation fee                                  195,718         904,980                                    1,100,698
Miscellaneous                                       44,033          32,232          (1,752) (a)(g)(i)            74,513
Interest Expense                                     2,000                          (2,000) (a)
Shareholder servicing fees:
   Class A                                         372,089       1,939,696             590  (k)               2,312,375
   Class B                                                           1,712          (1,712) (b)
   Class C                                             350             435            (351) (k)                     434
                                               -----------     -----------     -----------                  -----------
Total Expenses                                   3,900,901      14,751,973      (2,654,458)                  15,998,416
                                               -----------     -----------     -----------                  -----------
LESS:
   Waiver of Investment Advisory fees             (277,657)       (536,917)        814,574  (c)(j)
   Custody credit                                   (8,306)                          8,306  (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver                                           (2,039)          2,039  (b)
      12b1 Class C Waiver                             (496)           (630)           (176) (k)(m)               (1,302)

                                               SELLING PNC      ACQUIRING                                      PRO
                                               PRIME MONEY   ALLEGIANT MONEY    PRO FORMA                 FORMA COMBINED
                                               MARKET FUND     MARKET FUND     ADJUSTMENTS                    (NOTE 1)
                                               -----------   ---------------   -----------                ---------------
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver           (14,385)       (537,451)     (1,760,537) (l)              (2,312,373)
      Shareholder Service Class B Waiver                              (346)            346  (b)
      Shareholder Service Class C Waiver               (13)           (145)           (276) (l)                    (434)
                                               -----------     -----------     -----------                  -----------
   Net expenses                                  3,600,044      13,674,445      (3,590,182)                  13,684,307
                                               -----------     -----------     -----------                  -----------
Net Investment Income                            9,667,692      37,952,917       3,590,182                   51,210,791
                                               -----------     -----------     -----------                  -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on
   investments sold                                                102,450                                      102,450
Net change in unrealized Appr/Depr on
   investments
Net gain on investments                                            102,450                                      102,450
                                                               -----------                                  -----------
Net Increase from Payment by Affiliate                           1,700,209                                    1,700,209
                                               -----------     -----------     -----------                  -----------
Net Decrease/Increase in Net Assets
  Resulting from Operations                    $ 9,667,692     $39,755,576     $ 3,590,182                  $53,013,450
                                               ===========     ===========     ===========                  ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect impact the elimination of PNC Prime Money Market Fund voluntary net expense cap of 0.40% and associated advisory fee waivers.

(d) Adjustment reflects the voluntary waiver of the 12b-1 fee rate of 0.03% for Class A as if it was in effect for the entire period.

(e) Adjustment to reflect the same investment advisory fee rate of 0.25% as if it was in effect for the entire period.

(f) Adjustment reflects the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment reflects the elimination of Allegiant Class I 12b-1 rate of .03% to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory fee rates and voluntary waivers implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

(k)  Reclassify PNC Class C merging into Allegiant Class A.

(l) Adjustment to reflect the Allegiant shareholder services fee voluntary waiver/reimbursement rate of 0.25% as at May 31, 2009 as if it was in effect for the entire period.

(m) Adjustment reflects the Allegiant Class C 12b-1 fee voluntary waiver/reimbursement rate of 0.75% as at May 31, 2009 if it was in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                    PNC TAX-EXEMPT LIMITED MATURITY BOND FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                SELLING ALLEGIANT
                                               TAX-EXEMPT LIMITED    PRO FORMA            PRO FORMA
                                               MATURITY BOND FUND   ADJUSTMENTS           (NOTE 1)
                                               ------------------   -----------          ----------
INVESTMENT INCOME:
Interest from unaffiliated issuers                 $2,172,120        $                   $2,172,120
Dividends from unaffiliated issuers                     2,222                                 2,222
Interest from affiliated funds
Security lending income
                                                   ----------                            ----------
Total investment income                             2,174,342                             2,174,342
                                                   ----------                            ----------
EXPENSES:
Investment Advisory fees                              343,562          (68,712)   (e)       274,850
Administration fees                                    87,345          (46,955) (f)(g)(i)    40,390
Accounting Agent Fees                                  13,788          (13,788)   (a)(g)
12b-1 fees:
   Class I
   Class A                                              2,163           (1,903)   (d)           260
   Class B
   Class C                                                362                                   362
Transfer Agent fees                                    26,974             (892)   (i)        26,082
Audit Fees                                             31,425          (31,425)   (g)
Legal Fees                                             32,158          (32,158)   (g)
Chief Compliance Officer Fees                          10,251          (10,251)   (a)(g)
Custodian fees                                          1,503            2,508    (i)         4,011
Professional fees                                                       13,870  (g)(i)       13,870
Pricing service fees                                                    12,600    (g)(i)     12,600
Printing and shareholder reports                       12,212           (8,410)   (g)(i)      3,802
Registration and filing fees                                             7,776    (g)(i)      7,776
Trustees' fees                                         21,381          (17,499)   (g)(i)      3,882
Miscellaneous                                          16,779           (6,635)   (g)(i)     10,144
Interest Expense
Shareholder servicing fees:
   Class A                                              2,163                                 2,163
   Class B
   Class C                                                120                1                  121
                                                   ----------        ---------           ----------
Total Expenses                                        602,186         (201,873)             400,313
                                                   ----------        ---------           ----------
LESS:
   Waiver of Investment Advisory fees                (232,423)         199,192    (c)      (33,231)
   Custody Credit                                        (779)             779    (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee

                                                SELLING ALLEGIANT
                                               TAX-EXEMPT LIMITED    PRO FORMA            PRO FORMA
                                               MATURITY BOND FUND   ADJUSTMENTS           (NOTE 1)
                                               ------------------   -----------          ----------
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                   ----------        ---------           ----------
Net expenses                                          368,984           (1,902)             367,082
                                                   ----------        ---------           ----------
Net Investment Income                               1,805,358            1,902            1,807,260
                                                   ----------        ---------           ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold          285,118                               285,118
Net change in unrealized Appr/Depr on
   investments                                      1,046,948                             1,046,948
                                                   ----------                            ----------
Net gain on investments                             1,332,066                             1,332,066
                                                   ----------                            ----------
Net Increase from Payment by Affiliate
                                                   ----------        ---------           ----------
Net Decrease/Increase in Net Assets
   Resulting from Operations                       $3,137,424        $   1,902           $3,139,326
                                                   ==========        =========           ==========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the adoption of the PNC Fund's voluntary net expense cap of 0.53% fee waiver to and associated advisory fee waivers.

(d) Adjustment reflects the change in the 12b-1 rate 0.25% (PNC) to 0.03% for Class A as if it was in effect for the entire period

(e) Adjustment to reflect the difference in investment advisory fee rate between 0.50% and 0.40% as if the Allegiant Fund's rates was in effect for the entire period.

(f) Adjustment reflects the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(i)  Allegiant and PNC combined pro forma budget adjustment.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                        PNC TAX-EXEMPT MONEY MARKET FUND
                     ALLEGIANT TAX EXEMPT MONEY MARKET FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                               SELLING PNC TAX   ACQUIRING ALLEGIANT                                PRO FORMA
                                                 EXEMPT MONEY      TAX EXEMPT MONEY     PRO FORMA                    COMBINED
                                                 MARKET FUND          MARKET FUND      ADJUSTMENTS                   (NOTE 1)
                                               ---------------   -------------------   -----------                 -----------
INVESTMENT INCOME:
Interest from unaffiliated issuers               $3,972,354          $14,887,396       $                           $18,859,750
Income from affiliate                                                     80,838                                        80,838
Dividends from unaffiliated issuers                  13,925              282,826                                       296,751
Other
                                                 ----------          -----------                                   -----------
Total investment income                           3,986,279           15,251,060                                    19,237,339
                                                 ----------          -----------                                   -----------
EXPENSES:
Investment Advisory fees                            747,128            2,063,897          (149,425) (e)(g)           2,661,600
Administration fees                                 375,018              604,551          (229,121) (a)(f)(g)(i)       750,448
Accounting agent fees                                60,164                                (60,164) (a)(g)
12b-1 fees:
   Class I                                                               240,246          (240,246) (h)
   Class A                                            3,190               45,021             1,694  (d)(k)              49,905
   Class C                                                8                                     (8) (k)
Transfer Agent fees                                  23,825              110,597           (40,213) (a)(i)              94,209
Audit Fees                                           30,345                                (30,345) (a)
Legal Fees                                           43,144                                (43,144) (a)
Chief Compliance Officer fees                        10,251                                (10,251) (g)
Custodian fees                                        7,670               50,189              (592) (a)(i)              57,267
Professional fees                                                        105,992            39,789  (a)(i)             145,781
Pricing service fees                                 19,083               15,380            (6,015) (a)(i)              28,448
Printing and shareholder reports                     33,609               26,024           (32,638) (a)(i)              26,995
Registration and filing fees                         (1,123)              40,491           (13,705) (a)(i)              25,663
Trustees' fees                                       21,380               67,666           (17,955) (a)(i)              71,091
Temporary Guarantee Program Participation
   fee                                               78,293              293,196                                       371,489
Miscellaneous                                        18,893                7,980             8,142  (a)(g)(i)           35,015
Interest Expense
Shareholder servicing fees:
   Class A                                            3,977              411,893                 4  (k)                415,874
   Class B
   Class C                                                3                                     (3) (k)
                                                 ----------          -----------       -----------                 -----------
Total Expenses                                    1,474,858            4,083,123          (824,196)                  4,733,785
                                                 ----------          -----------       -----------                 -----------
LESS:
   Waiver of Investment Advisory fees              (192,582)            (515,974)           43,156  (c)(j)            (665,400)
   Custody credit                                    (3,574)                                 3,574  (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver
      12b1 Class C Waiver                                (5)                                     5  (k)
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver               (736)             (92,270)         (322,868) (h)(k)            (415,874)
      Shareholder Service Class B Waiver

                                               SELLING PNC TAX   ACQUIRING ALLEGIANT                                PRO FORMA
                                                 EXEMPT MONEY      TAX EXEMPT MONEY     PRO FORMA                    COMBINED
                                                 MARKET FUND          MARKET FUND      ADJUSTMENTS                   (NOTE 1)
                                               ---------------   -------------------   -----------                 -----------
      Shareholder Service Class C Waiver
                                                 ----------          -----------       -----------                 -----------
Net expenses                                      1,277,961            3,474,879        (1,100,329)                  3,652,511
                                                 ----------          -----------       -----------                 -----------
Net Investment Income                             2,708,318           11,776,181         1,100,329                  15,584,828
                                                 ----------          -----------       -----------                 -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold          6,275                                                              6,275
Net change in unrealized Appr/Depr on
   investments
                                                 ----------                                                        -----------
Net gain on investments                               6,275                                                              6,275
                                                 ----------                                                        -----------
Net Increase from Payment by Affiliate
                                                 ----------          -----------       -----------                 -----------
Net Decrease/Increase in Net Assets
   Resulting from Operations                     $2,714,593          $11,776,181       $ 1,100,329                 $15,591,103
                                                 ==========          ===========       ===========                 ===========

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(c) Adjustment to reflect the elimination of PNC Tax Exempt Money Fund voluntary net expense cap of 0.40% and the reflect the Allegiant advisory fee waiver of 0.10% as it had been in effect for the entire period.

(d) Adjustment reflects the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment to reflect the same investment advisory rate of 0.25% for both Fund.

(f) Adjustment reflects the difference in the Allegiant administration fee rate of 0.0558% as if it were in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment to reflect the elimination of Allegiant Class I 12b-1 rate of .03% to none as if was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(k)  Reclassify PNC Class C merging into Allegiant Class A

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                           PNC TOTAL RETURN BOND FUND
                      ALLEGIANT TOTAL RETURN ADVANTAGE FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2009

                                                                   ACQUIRING ALLEGIANT
                                               SELLING PNC TOTAL       TOTAL RETURN       PRO FORMA               PRO FORMA COMBINED
                                                RETURN BOND FUND      ADVANTAGE FUND     ADJUSTMENTS                   (NOTE 1)
                                               -----------------   -------------------   -----------              ------------------
INVESTMENT INCOME:
Dividends from unaffiliated issuers               $   10,749           $    137,819      $                           $    148,568
Dividends from affiliated issuers                     14,169                                                               14,169
Interest                                           6,103,669             16,619,870                                    22,723,539
Interest from affiliated issuers                                            110,218                                       110,218
Security lending income from non-affiliated
   investments                                        32,834                 55,156                                        87,990
Security lending income from affiliated
   investments                                                              193,330                                       193,330
Other
                                                  ----------           ------------                                  ------------
Total investment income                            6,161,421             17,116,393                                    23,277,814
                                                  ----------           ------------                                  ------------
EXPENSES:
Investment Advisory fees                             404,335              1,337,200       (145,825)(e)(j)               1,595,710
Administration fees                                  145,860                171,101        (89,976)(a)(f)(g)(i)           226,985
Accounting Agent Fees                                 23,296                               (23,296)(a)(g)
12b-1 fees:
   Class I                                                                   72,085        (72,085)(h)
   Class A                                             1,456                  2,752         (1,003)(d)                      3,205
   Class B                                                                    6,981         (6,981)(b)
   Class C                                             1,150                  1,455                                         2,605
Transfer Agent fees                                   52,900                202,682       (152,991)(a)(i)                 102,591
Audit Fees                                            31,785                               (31,785)(a)
Legal Fees                                            51,414                               (51,414)(a)
Chief Compliance Officer Fees                         10,251                               (10,251)(a)
Custodian fees                                         2,779                 35,032        (12,737)(a)(i)                  25,074
Professional Fees                                                            35,829          1,001 (a)(i)                  36,830
Pricing Services fees                                 24,748                 24,210        (24,688)(a)(i)                  24,270
Printing and shareholder reports                      15,460                 21,329        (21,801)(a)(i)                  14,988
Registration and filing fees                          (3,594)                43,526         (9,620)(a)(i)                  30,312
Trustees' Fees                                        21,381                 19,887        (25,687)(a)(i)                  15,581
Interest Expense                                         131                                  (131)(a)(i)
Miscellaneous                                          9,387                  4,177         (1,889)(a)(g)(i)               11,675
Shareholder servicing fees:
   Class A                                             1,456                 25,251                                        26,707
   Class B                                                                    2,327         (2,327)(b)
   Class C                                               384                    485                                           869
                                                  ----------           ------------      ---------                   ------------
Total Expenses                                       794,579              2,006,309       (683,486)                     2,117,402
                                                  ----------           ------------      ---------                   ------------
LESS:
   Waiver of Investment Advisory fees               (176,484)              (199,856)       376,340 (j)
   Custody Credit                                     (1,370)                                1,370 (a)
   Waiver of 12b1 Fees
      12b1 Class B Waiver

                                                                   ACQUIRING ALLEGIANT
                                               SELLING PNC TOTAL       TOTAL RETURN       PRO FORMA               PRO FORMA COMBINED
                                                RETURN BOND FUND      ADVANTAGE FUND     ADJUSTMENTS                   (NOTE 1)
                                               -----------------   -------------------   -----------              ------------------
      12b1 Class C Waiver
   Waiver of Shareholder Servicing fee
      Shareholder Service Class A Waiver
      Shareholder Service Class B Waiver
      Shareholder Service Class C Waiver
                                                  ----------           ------------                                  ------------
   Net expenses                                      616,725              1,806,453       (305,776)                     2,117,402
                                                  ----------           ------------      ---------                   ------------
Net Investment Income                              5,544,696             15,308,939        305,776                     21,159,411
                                                  ----------           ------------      ---------                   ------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized Gain (Loss) on investments sold         653,984            (21,641,038)                                  (20,987,054)
Net realized Gain (Loss) on foreign currency
   transactions                                                            (119,576)                                     (119,576)
Net change in unrealized Appr/Depr on
   investments                                     2,600,362             (2,786,852)                                     (186,490)
                                                  ----------           ------------                                  ------------
Net gain on investments                            3,254,346            (24,547,466)                                  (21,293,120)
                                                  ----------           ------------                                  ------------
Net Increase from Payment by Affiliate
                                                  ----------           ------------      ---------                   ------------
Net Decrease/Increase in Net Assets
  Resulting from Operations                       $8,799,042            ($9,238,527)     $ 305,776                      ($133,709)
                                                  ==========           ============      =========                   ============

(a)  Adjustment to eliminate duplicate or non-recurring fees.

(b) Reflects the exchange of Allegiant Class B Shares into Class A Shares on 4/6/2009.

(c) Adjustment to reflect the elimination of PNC Total Return Bond Fund voluntary net expense cap of 0.53% and associated advisory fee waivers.

(d) Adjustment reflect the change in the 12b-1 rate of 0.25% (PNC) to 0.03% (Allegiant) for Class A as if it was in effect for the entire period.

(e) Adjustment to reflect the difference in the investment advisory fee rate between 0.35% (PNC) and 0.40% (Allegiant) as if it was in effect for the entire period.

(f) Adjustment reflects the difference in the Allegiant administration fee rate of 0.0558% as if it was in effect for the entire period.

(g) Reclassify PNC expense category balances to be consistent with Allegiant expenses category.

(h) Adjustment reflects the elimination of Allegiant Class I 12b-1 rate of .03% to none as if it was in effect for the entire period. This was effective as of 6/18/2009.

(i)  Allegiant and PNC combined pro forma budget adjustment.

(j) Adjustment to reflect new investment advisory rates and voluntary waivers implemented by Allegiant on October 1, 2008, as if they were in effect for the entire period.

SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

NOTES TO PROFORMA COMBINING FINANCIAL STATEMENTS

MAY 31, 2009

(UNAUDITED)

1) DESCRIPTION OF THE FUNDS

EACH ALLEGIANT FUND ("ACQUIRING FUND") BELOW IS A SERIES OF THE ALLEGIANT FUNDS AND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AS AN OPEN-END, DIVERSIFIED INVESTMENT COMPANY. THE ACQUIRING FUND CONSISTS OF UP TO THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. EACH PNC FUND ("SELLING FUND") BELOW IS A SERIES OF THE PNC FUNDS AND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AS AN OPEN-END, DIVERSIFIED INVESTMENT COMPANY. THE SELLING FUND CONSISTS OF UP TO THREE CLASSES OF SHARES: CLASS A, CLASS C AND CLASS I. ALL SHAREHOLDERS BEAR THE COMMON EXPENSES OF THE FUND BASED ON THE DAILY NET ASSETS OF EACH CLASS, WITHOUT DISTINCTION BETWEEN SHARE CLASSES. DIVIDENDS ARE DECLARED SEPARATELY FOR EACH CLASS. DIFFERENCES IN PER SHARE DIVIDEND RATES ARE GENERALLY DUE TO DIFFERENCES IN SEPARATE CLASS EXPENSES.

                PNC FUNDS                                          ALLEGIANT FUNDS
             (SELLING FUND)                                        (ACQUIRING FUND)
-----------------------------------------          --------------------------------------------------
PNC CAPITAL OPPORTUNITIES FUND              INTO   ALLEGIANT SMALL CAP CORE FUND*
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC DIVERSIFIED REAL ESTATE FUND*           INTO   ALLEGIANT DIVERSIFIED REAL ESTATE FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC GOVERNMENT MONEY MARKET FUND            INTO   ALLEGIANT GOVERNMENT MONEY MARKET FUND*
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC INTERNATIONAL EQUITY FUND               INTO   ALLEGIANT INTERNATIONAL EQUITY FUND*
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC LIMITED MATURITY BOND FUND              INTO   ALLEGIANT LIMITED MATURITY BOND FUND*
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

                PNC FUNDS                                          ALLEGIANT FUNDS
             (SELLING FUND)                                        (ACQUIRING FUND)
-----------------------------------------          --------------------------------------------------
PNC MARYLAND TAX-EXEMPT BOND FUND*          INTO   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC NATIONAL TAX-EXEMPT BOND FUND*          INTO   ALLEGIANT INTERMEDIATE TAX EXEMPT BOND FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC PRIME MONEY MARKET FUND                 INTO   ALLEGIANT MONEY MARKET FUND*
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC TAX-EXEMPT LIMITED MATURITY BOND FUND*  INTO   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND(1)
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

PNC TAX-EXEMPT MONEY MARKET FUND            INTO   ALLEGIANT TAX EXEMPT MONEY MARKET FUND*
   A Shares                                           A Shares
   C Shares                                           A Shares
   Institutional Shares                               I Shares

PNC TOTAL RETURN BOND FUND*                 INTO   ALLEGIANT TOTAL RETURN ADVANTAGE FUND
   A Shares                                           A Shares
   C Shares                                           C Shares
   Institutional Shares                               I Shares

(1)  The Acquiring Fund is a newly registered "shell fund" of Allegiant Funds.

Accounting and Performance Survivor is highlighted in gray*

2) BASIS OF COMBINATION

THE ACCOMPANYING PRO FORMA FINANCIAL STATEMENTS ARE PRESENTED TO SHOW THE EFFECT OF THE PROPOSED ACQUISITION OF EACH SELLING FUND BY THE ACQUIRING FUND AS IF SUCH ACQUISITION HAD TAKEN PLACE AS OF JUNE 1, 2008.

UNDER THE TERMS OF THE PLAN OF REORGANIZATION, THE COMBINATION OF THE SELLING FUNDS AND ACQUIRING FUND WILL BE ACCOUNTED FOR BY THE METHOD OF ACCOUNTING FOR TAX-FREE MERGERS OF INVESTMENT COMPANIES. THE ACQUISITION WOULD BE ACCOMPLISHED BY AN ACQUISITION OF THE NET ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR SHARES OF THE ACQUIRING FUND AT NET ASSET VALUE. THE PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AND THE RELATED PRO FORMA STATEMENT OF OPERATIONS OF THE SELLING FUNDS AND ACQUIRING FUND HAVE BEEN COMBINED AS OF AND FOR THE TWELVE MONTHS ENDED MAY 31, 2009. FOLLOWING THE ACQUISITION, THE ACQUIRING FUND WILL BE THE ACCOUNTING AND PERFORMANCE SURVIVOR WITH THE EXCEPTION OF THE FOLLOWING SELLING FUNDS WHICH WILL REMAIN ACCOUNTING AND PERFORMANCE SURVIVORS: PNC TOTAL RETURN BOND FUND, PNC NATIONAL TAX-EXEMPT BOND FUND, PNC DIVERSIFIED REAL ESTATE FUND, PNC MARYLAND TAX-EXEMPT BOND FUND AND THE PNC TAX-EXEMPT LIMITED MATURITY BOND FUND. IN ACCORDANCE WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA, THE HISTORICAL COST OF INVESTMENT SECURITIES WILL BE CARRIED FORWARD TO THE ACQUIRING FUND AND THE RESULTS OF OPERATIONS FOR PRE-COMBINATION PERIODS OF THE ACQUIRING FUND WILL NOT BE RESTATED.

THE ACCOMPANYING PRO FORMA FINANCIAL STATEMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS OF THE ACQUIRING FUND AND SELLING FUNDS INCLUDED IN THEIR RESPECTIVE ANNUAL REPORTS DATED MAY 31, 2009.

3) PORTFOLIO VALUATION

INVESTMENT SECURITIES THAT ARE LISTED ON A SECURITIES EXCHANGE OR QUOTED ON A NATIONAL MARKET SYSTEM, AND FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE, ARE VALUED AT THE LAST QUOTED SALES PRICE AT THE OFFICIAL CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE"), (NORMALLY 4:00 P.M. EASTERN TIME). SECURITIES QUOTED ON THE NASDAQ(R) NATIONAL MARKET SYSTEM ARE VALUED AT THE OFFICIAL CLOSING PRICE. OTHER SECURITIES TRADED ON OVER-THE-COUNTER MARKETS ARE VALUED ON THE BASIS OF THEIR CLOSING OVER-THE-COUNTER BID PRICES. IF, IN THE CASE OF A SECURITY THAT IS VALUED AT LAST SALE, THERE IS NO SUCH REPORTED SALE, THESE SECURITIES (PARTICULARLY FIXED INCOME SECURITIES) AND UNLISTED SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE, ARE VALUED AT THE BID PRICES. THE ALLEGIANT FUNDS, UNDER SUPERVISION OF THE BOARD OF TRUSTEES, RESERVE THE RIGHT TO ALTERNATIVELY UTILIZE THE MEAN BETWEEN THE MOST RECENT BID AND ASKED PRICES, SHOULD SUCH PRICES BE DETERMINED TO MORE ACCURATELY REPRESENT VALUATION. HOWEVER, CERTAIN FIXED INCOME PRICES FURNISHED BY PRICING SERVICES MAY BE BASED ON METHODS WHICH INCLUDE CONSIDERATION OF YIELDS OR PRICES OF BONDS OF COMPARABLE QUALITY, STABILITY, RISK, COUPON, MATURITY, TYPE, TRADING CHARACTERISTICS AND OTHER MARKET DATA OR FACTORS; INDICATIONS AS TO VALUES FROM DEALERS OR OTHER FINANCIAL INSTITUTIONS THAT TRADE THE SECURITIES; AND GENERAL MARKET CONDITIONS. THE PRICING SERVICES MAY ALSO EMPLOY ELECTRONIC DATA PROCESSING TECHNIQUES AND MATRIX SYSTEMS, WHICH INCORPORATE DEALER-SUPPLIED VALUATIONS, TO DETERMINE VALUE. SHORT-TERM OBLIGATIONS WITH MATURITIES OF 60 DAYS OR LESS WHEN PURCHASED ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. SHORT-TERM OBLIGATIONS WITH GREATER THAN 60 DAYS TO MATURITY WHEN PURCHASED, ARE VALUED AT MARK-TO-MARKET UNTIL THE 60TH DAY BEFORE MATURITY; THEN VALUED AT AMORTIZED COST TO MATURITY.

NON-MUTUAL FUND SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE, WITH THE EXCEPTION OF ATLANTIC EAST FUNDING WHICH IS FAIR VALUED UNDER DIRECTION OF THE PNC FUNDS BOARD OF DIRECTORS.

FUTURES AND FORWARD CURRENCY CONTRACTS ARE VALUED AT THE DAILY QUOTED SETTLEMENT PRICES.

FOREIGN SECURITIES ARE VALUED BASED UPON QUOTATIONS FROM THE PRIMARY MARKET IN WHICH THEY ARE TRADED, AND ARE TRANSLATED FROM THE LOCAL CURRENCY INTO U.S. DOLLARS USING CURRENT EXCHANGE RATES. FOREIGN SECURITIES MAY TRADE ON WEEKENDS OR OTHER DAYS WHEN A FUND DOES NOT CALCULATE NET ASSET VALUE. AS A RESULT, THE MARKET VALUE OF THESE INVESTMENTS MAY CHANGE ON DAYS WHEN YOU CANNOT BUY OR SELL SHARES OF A FUND.

INVESTMENTS IN MUTUAL FUNDS ARE VALUED AT THEIR RESPECTIVE NET ASSET VALUES AS DETERMINED BY THOSE FUNDS EACH BUSINESS DAY.


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ASSETS MAY BE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY OR UNDER THE
DIRECTION OF THE ALLEGIANT FUNDS' AND PNC FUNDS' RESPECTIVE BOARD OF TRUSTEES AND BOARD OF DIRECTORS. FAIR VALUATION MOST COMMONLY OCCURS WITH FOREIGN SECURITIES. MARKET QUOTES ARE CONSIDERED NOT READILY AVAILABLE IN CIRCUMSTANCES WHERE THERE IS AN ABSENCE OF CURRENT OR RELIABLE MARKET-BASED DATA (E.G., TRADE INFORMATION, BID/ASKED INFORMATION, BROKER QUOTES), INCLUDING WHERE EVENTS OCCUR AFTER THE CLOSE OF THE RELEVANT MARKET, BUT PRIOR TO THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE, THAT MATERIALLY AFFECT THE VALUES OF A FUND'S SECURITIES OR ASSETS. IN ADDITION, MARKET QUOTES ARE CONSIDERED NOT READILY AVAILABLE WHEN, DUE TO EXTRAORDINARY CIRCUMSTANCES, THE EXCHANGES OR MARKETS ON WHICH THE SECURITIES TRADE, DO NOT OPEN FOR TRADING THE ENTIRE DAY AND NO OTHER MARKET PRICES ARE AVAILABLE. SIGNIFICANT EVENTS (E.G., MOVEMENT IN THE U.S. SECURITIES MARKET, OR OTHER REGIONAL AND LOCAL DEVELOPMENTS) MAY OCCUR BETWEEN THE TIME THAT FOREIGN MARKETS CLOSE (WHERE THE SECURITY IS PRINCIPALLY TRADED) AND THE TIME THAT THE FUND CALCULATES ITS NET ASSET VALUE ("NAV") (GENERALLY, THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE) THAT MAY IMPACT THE VALUE OF SECURITIES TRADED IN THESE FOREIGN MARKETS. IN THESE CASES, INFORMATION FURNISHED BY AN INDEPENDENT PRICING SERVICE MAY BE UTILIZED TO ADJUST CLOSING MARKET PRICES OF CERTAIN FOREIGN COMMON STOCKS TO REFLECT THEIR FAIR VALUE. BECAUSE THE FREQUENCY OF SIGNIFICANT EVENTS IS NOT PREDICTABLE, FAIR VALUATION OF CERTAIN SECURITIES MAY OCCUR ON A FREQUENT BASIS. WHEN FAIR VALUE PRICING IS EMPLOYED, THE PRICES OF SECURITIES USED BY A FUND TO CALCULATE ITS NAV MAY DIFFER FROM QUOTED OR PUBLISHED PRICES FOR THE SAME SECURITY.

IN ACCORDANCE WITH THE FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") ISSUED STATEMENT NO. 157 FAIR VALUE MEASUREMENTS ("STATEMENT 157"), FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN AN ORDERLY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL MARKET, OR IN THE ABSENCE OF A PRINCIPAL MARKET, THE MOST ADVANTAGEOUS MARKET FOR THE INVESTMENT. ACCORDING TO STATEMENT 157, VALUATION TECHNIQUES SHOULD MAXIMIZE THE USE OF OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

INVESTMENT ASSETS REPORTED AT FAIR VALUE ARE CLASSIFIED BASED ON THE LOWEST LEVEL INPUT THAT IS SIGNIFICANT TO FAIR VALUE. THESE INPUTS ARE SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

-    LEVEL 1 --QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL SECURITIES

- LEVEL 2 -- OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR SECURITIES, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISK, ETC.).

- LEVEL 3 --SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE MARKET VALUE TABLE WHICH ILLUSTRATES THE VALUATION HIERARCHY OF THE FUND'S SECURITIES AND OTHER ASSETS AS OF MAY 31, 2009 CAN BE FOUND AT THE END OF EACH FUND'S SCHEDULE OF INVESTMENTS.

4) CAPITAL SHARES

THE PRO FORMA NET ASSET VALUE PER SHARE ASSUMES THE ISSUANCE OF ADDITIONAL SHARES OF THE ACQUIRING FUND THAT WOULD HAVE BEEN ISSUED AT MAY 31, 2009 IN CONNECTION WITH THE PROPOSED REORGANIZATION. THE PRO FORMA NUMBER OF SHARES OUTSTANDING CONSISTS OF SHARES ASSUMED ISSUED IN THE REORGANIZATION PLUS SHARES OF THE ACQUIRED FUND AT MAY 31, 2009. EACH MAY BE FOUND IN THE STATEMENT OF ASSETS AND LIABILITIES.


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5) PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

THE UNAUDITED PRO FORMA ADJUSTMENTS AND UNAUDITED PRO FORMA COMBINED COLUMNS OF THE STATEMENT OF OPERATIONS REFLECT THE ADJUSTMENTS NECESSARY TO SHOW EXPENSES AT THE RATES WHICH WOULD HAVE BEEN IN EFFECT IF THE SELLING FUND WAS INCLUDED IN THE ACQUIRING FUND FOR THE YEAR ENDED MAY 31, 2009.

THE UNAUDITED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AND SCHEDULES OF INVESTMENTS GIVE EFFECT TO THE PROPOSED TRANSFER OF SUCH ASSETS AS IF THE REORGANIZATION HAD OCCURRED MAY 31, 2009.

THE UNAUDITED PRO FORMA COMBINED SCHEDULES AND FINANCIAL STATEMENTS ARE PRESENTED FOR INFORMATIONAL PURPOSES ONLY AND DO NOT PURPORT TO BE INDICATIVE OF THE FINANCIAL CONDITION THAT ACTUALLY WOULD HAVE RESULTED IF THE REORGANIZATION HAD BEEN CONSUMMATED ON MAY 31, 2009. THESE PRO FORMA NUMBERS HAVE BEEN ESTIMATED IN GOOD FAITH BASED ON INFORMATION REGARDING THE SELLING FUNDS AND THE ACQUIRING FUNDS FOR THE TWELVE MONTHS ENDED MAY 31, 2009. THE UNAUDITED PRO FORMA COMBINED SCHEDULES AND FINANCIAL STATEMENTS REFLECT MATERIAL CHANGES TO THE EXPENSE STRUCTURE GOING FORWARD AS IF THEY HAD BEEN IN EFFECT DURING THE FISCAL YEAR ENDED MAY 31, 2009, INCLUDING INCORPORATING CHANGES WHICH MAY HAVE OCCURRED AFTER MAY 31, 2009. THESE CHANGES ARE FOOTNOTED WITHIN EACH SCHEDULE AND INCLUDE, BUT ARE NOT LIMITED TO, A FEW NOTABLE EXAMPLES: I) THE ELIMINATION OF THE ACQUIRING FUNDS 12B-1 PLAN IN CLASS I AS OF JUNE 18, 2009, II) NEW INVESTMENT ADVISORY FEE RATES AND VOLUNTARY WAIVERS IMPLEMENTED BY THE ACQUIRING FUNDS ON OCTOBER 1, 2008, III) AND VOLUNTARY 12B-1 AND SHAREHOLDER SERVICING WAIVERS/REIMBURSEMENTS IN PLACE AS OF MAY 31, 2009 FOR THE ACQUIRING FUNDS.

6) FEDERAL INCOME TAXES

EACH FUND HAS ELECTED TO BE TAXED AS A "REGULATED INVESTMENT COMPANY" UNDER THE INTERNAL REVENUE CODE. AFTER THE ACQUISITION, EACH ACQUIRING FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY, BY COMPLYING WITH THE PROVISIONS AVAILABLE TO CERTAIN INVESTMENT COMPANIES, AS DEFINED IN APPLICABLE SECTIONS OF THE INTERNAL REVENUE CODE, AND TO MAKE DISTRIBUTIONS OF TAXABLE INCOME SUFFICIENT TO RELIEVE IT FROM ALL, OR SUBSTANTIALLY ALL, FEDERAL INCOME TAXES.

THE IDENTIFIED COST OF INVESTMENTS FOR THE FUNDS IS SUBSTANTIALLY THE SAME FOR BOTH FINANCIAL ACCOUNTING AND FEDERAL INCOME TAX PURPOSES. THE TAX COST OF INVESTMENTS WILL REMAIN UNCHANGED FOR THE COMBINED FUND.

7) COSTS OF THE REORGANIZATION

REORGANIZATION EXPENSES INCURRED WILL BE PAID BY PNC FINANCIAL SERVICES GROUP, INC. (EITHER DIRECTLY OR THROUGH ITS AFFILIATES). REORGANIZATION EXPENSES
INCLUDE: (A) EXPENSES ASSOCIATED WITH THE PREPARATION AND FILING OF THIS PROSPECTUS/PROXY STATEMENT; (B) POSTAGE; (C) PRINTING; (D) LEGAL FEES INCURRED BY EACH FUND RELATED TO THIS REORGANIZATION; (E) AND SOLICITATION COSTS.


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PART C - OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (7)(a) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits (9)(g) and (13)(e) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (1)(a) hereto, provides as follows:

     9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he May be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.


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     The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Section 12 of Registrant's Custodian Services Agreement provides as follows:

     12. INDEMNIFICATION.

     (a) The Fund, on behalf of each Portfolio, agrees to indemnify, defend and hold harmless PFPC Trust and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Trust takes in connection with the provision of services to the Fund under this Agreement. Neither PFPC Trust, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Trust's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC Trust's duties or responsibilities under this Agreement. Subject to paragraph (b) below, the provisions of this Section 12 shall survive termination of this Agreement.

     (b) A claim by PFPC Trust for indemnification under this Agreement must be made prior to the earlier of (i) one year after PFPC Trust becomes aware of the event for which indemnification is claimed; or (ii) one year after the earlier of termination of this Agreement or the expiration of the term of this Agreement.

     (c) Except for remedies that cannot be waived as a matter of law (and injunctive or professional relief), the provisions of this Section 12 shall be PFPC Trust's sole and exclusive remedy for claims or other actions or proceedings to which the Fund's indemnification obligations pursuant to this Section 12 apply.

Section 12 of Registrant's Transfer Agency Agreement provides as follows:

12. INDEMNIFICATION

     Each Fund, on behalf of the Portfolios, agrees to indemnify, defend and hold harmless PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing")(formerly PFPC Inc.) and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PNC Global Investment Servicing takes in connection with the provision of services to a Fund. Neither PNC Global Investment Servicing, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PNC Global Investment Servicing's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PNC Global Investment Servicing's activities under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PNC Global Investment Servicing's or its affiliates own willful misfeasance, bad faith, negligence or reckless disregard of such duties and obligations under this Agreement. Any amounts payable by a Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.


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ITEM 16. EXHIBITS.

(1) (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No. 48").

(b) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to PEA No. 48.

(c) Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to PEA No. 48.

(d) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 75").

(e) Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

(f) Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

(g) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

(h) Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.


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(i) Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

(j) Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government
Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

(k) Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

(l) Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

(m) Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax Exempt Bond, National Tax Exempt Bond, Pennsylvania Tax Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

(n) Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.


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(o) Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

(p) Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

(q) Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit (a)(15) to PEA No. 53.

(r) Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit (a)(16) to PEA No. 53.

(s) Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit
(a)(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

(t) Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

(u) Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit (a)(19) to Post Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.


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

(v) Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada Low Fee Money Market Fund is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002 ("PEA No. 63").

(w) Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

(x) Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

(y) Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Value, Small Cap Growth, Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage, U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").

(z) Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Large Cap Ultra, Mid Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Bond Funds and the creation of Class EEE, Class EEE - Special Series 1, Class EEE - Special Series 2, Class EEE - Special Series 3, Class EEE - Special Series 4 and Class EEE - Special Series 5 representing interests in the Armada Small Cap Core Fund is incorporated by reference to Exhibit (a)(24) to Post-Effective Amendment No. 70 to Registrant's Registration Statement filed on September 29, 2003 ("PEA No. 70").

(aa) Certificate of Classification of Shares reflecting the creation of Class FFF, Class FFF - Special Series 1, Class FFF - Special Series 3, Class FFF - Special Series 5, Class GGG, Class GGG - Special Series 1, Class GGG - Special Series 3, Class GGG - Special Series 5, Class HHH, Class HHH - Special Series 1, Class HHH - Special Series 3 and Class HHH - Special Series 5 representing interests in the Armada Multi-Factor Small Cap Value Fund, Multi-Factor Small Cap Core Fund and Multi-Factor Small Cap Growth Fund, respectively, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No. 74 to Registrant's Registration Statement filed on July 25, 2005 ("PEA No. 74").

(bb) Certificate of Classification of Shares reflecting the creation of Class III, Class III - Special Series 1, Class III - Special Series 3, Class JJJ, Class JJJ - Special Series 1, Class JJJ - Special Series 3, Class KKK, Class KKK
- Special Series 1, and Class KKK - Special Series 3 representing interests in the Allegiant Diversified Real Estate Fund, Allegiant Maryland Tax Exempt Bond Fund and Allegiant Tax Exempt Limited Maturity Bond Fund, respectively, is filed herewith as Exhibit 1(bb).

(cc) Certificate of Classification of Shares reflecting the creation of various classes of Special Series Shares designated as T Shares representing interests in the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund to be filed by amendment.

(2) Amended and Restated Code of Regulations is filed herewith as Exhibit (2).

(3) None.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

(5) Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust is incorporated herein by reference as Exhibit (a) to PEA No. 48.

(6) (a) Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity Income, Small Cap Value, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

(b) First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No. 57").

(c) Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

(d) Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

(e) New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

(f) First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

(g) Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

(h) Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

(i) Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit (d)(8) to PEA No. 53.

(j) Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

(k) Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

(l) Advisory Agreement for the Allegiant High Yield Bond Fund dated April 29, 2008 between Registrant and Allegiant Asset Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 81 to Registrant's Registration Statement filed on September 29, 2008 ("PEA No. 81").

(m) Advisory Agreement for the Armada Short Duration Bond Fund, dated December 3, 2002 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(14) to PEA No. 68.

(n) Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Small Cap Core Fund dated April 2, 2004 is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 76 to Registrant's Registration Statement filed on September 28, 2005 ("PEA No. 76").

(o) Sub-Advisory Agreement dated April 1, 2004 for the Armada Small Cap Core Fund between National City Investment Management Company and Allegiant Investment Counselors on behalf of the Armada Small Cap Core Fund is incorporated by reference to Exhibit (6)(q) of Form N-14 filed on July 6, 2004.

(p) Advisory Agreement between the Registrant and Allegiant Asset Management Company with respect to the Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant Multi-Factor Small Cap Value Fund is incorporated by reference to Exhibit (d)(18) to PEA No. 76.

(q) Sub-Advisory Agreement dated September 1, 2005 between Allegiant Asset Management Company and Polaris Capital Management, Inc. with respect to the Allegiant International Equity Fund is incorporated by reference to Exhibit
(d)(19) to PEA No. 76.

(r) First Amendment dated September 28, 2005 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and Allegiant Asset Management Company dated April 9, 1998 is incorporated by reference to Exhibit (d)(20) to PEA No. 76.

(s) First Amendment dated September 28, 2005 to the Advisory Agreement for the Small Cap Core Fund between Registrant and Allegiant Asset Management Company dated April 2, 2004 is incorporated by reference to Exhibit (d)(21) to PEA No. 76.

(t) Second Amendment dated May 16, 2006 to the Advisory Agreement for the Money Market, Treasury, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Large Cap Value, Mid Cap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds dated November 19, 1997 is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 28, 2006 ("PEA No. 77").

(u) Second Amendment dated May 16, 2006 to the Advisory Agreement for the Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998 is incorporated by reference to Exhibit (d)(23) to PEA No. 77.

(v) Second Amendment dated May 16, 2006 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds dated April 9, 1998 is incorporated by reference to Exhibit
(d)(24) to PEA No. 77.

(w) First Amendment dated May 16, 2006 to the Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds dated June 9, 2000 is incorporated by reference to Exhibit (d)(25) to PEA No. 77.

(x) First Amendment dated May 16, 2006 to the Advisory Agreement for the Small/Mid Cap Value Fund dated June 28, 2002 is incorporated by reference to Exhibit (d)(26) to PEA No. 77.

(y) Third Amendment dated October 1, 2008 to the Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, Intermediate Tax Exempt Bond, Intermediate Bond, Bond, Large Cap Growth, Large Cap Value, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds dated November 19, 1997 is incorporated by reference to Exhibit (d)(25) to PEA No. 81.

(z) Third Amendment dated October 1, 2008 to the Advisory Agreement for the Large Cap Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998 is incorporated by reference to Exhibit (d)(26) to PEA No. 81.

(aa) Third Amendment dated October 1, 2008 to the Advisory Agreement for the International Equity, Multi-Factor Small Cap Value, Small Cap Growth, S&P 500 Index, Balanced Allocation and Ohio Municipal Money Market Funds dated April 9, 1998 is incorporated by reference to Exhibit (d)(27) to PEA No. 81.

(bb) Second Amendment dated October 1, 2008 to the Advisory Agreement for the Mid Cap Growth, Government Mortgage and Michigan Intermediate Municipal Bond Funds dated June 9, 2000 is incorporated by reference to Exhibit (d)(28) to PEA No. 81.

(cc) Second Amendment dated October 1, 2008 to the Advisory Agreement for the Mid Cap Value Fund dated June 28, 2002 is incorporated by reference to Exhibit
(d)(29) to PEA No. 81.

(dd) First Amendment dated October 1, 2008 to the Advisory Agreement for the Short Duration Bond Fund dated December 3, 2002 is incorporated by reference to Exhibit (d)(30) to PEA No. 81.

(ee) Advisory Agreement between Allegiant Asset Management Company and the Registrant, on behalf of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Small Cap Growth Fund, Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund, Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund dated May 1, 2009 is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 83 to Registrant's Registration Statement filed on July 30, 2009 ("PEA No. 83").

(ff) Advisory Agreement with respect to the Tax Exempt Limited Maturity Bond Fund, Maryland Tax Exempt Bond Fund and Diversified Real Estate Fund to be filed by amendment.

(gg) Form of Sub-Advisory Agreement dated May 1, 2009 between Allegiant Asset Management Company and Polaris Capital Management, Inc. with respect to the Allegiant International Equity Fund is incorporated herein by reference to Exhibit (d)(33) to PEA No. 83.

(7) (a) Underwriting Agreement between Registrant and Professional Funds Distributor, LLC, dated May 1, 2003 is incorporated by reference to Exhibit
(e)(1) to PEA No. 70.

(b) Exhibit A dated March 31, 2004 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant's Registration Statement filed on July 30, 2004 ("PEA No. 71").

(c) Amendment dated April 1, 2008 to the Underwriting Agreement dated May 1, 2003 is incorporated herein by reference to Exhibit (e)(3) to PEA No. 81.

(8) None.

(9) (a) Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(1) to PEA No. 48.

(b) Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(2) to PEA No. 48.

(c) Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 68.

(d) Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

(e) Form of Exhibit A dated March 31, 2004 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(5) to PEA No. 71.

(f) Annex A to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(6) to PEA No. 76.

(g) Custodian Services Agreement between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, dated February 21, 2006 is incorporated by reference to Exhibit (g)(7) to PEA No. 77.

(10) (a) Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

(b) Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002 is incorporated herein by reference to Exhibit (h)(11) to PEA No. 63.

(c) Form of Servicing Agreement is incorporated herein by reference to Exhibit
(h)(10) to PEA No. 61.

(d) Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(13) to PEA No. 63.

(e) Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

(f) Amendment to the Administrative Services Agreement with Registrant and Boston Financial Data Services, Inc. dated January 1, 2004 is incorporated by reference to Exhibit (13)(o) of Form N-14 filed on July 6, 2004.

(g) Service and Distribution Plan for the A (formerly, Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

(h) B Shares Distribution Plan is incorporated herein by reference to Exhibit
(m)(2) to PEA No. 58.

(i) C Shares Distribution Plan is incorporated herein by reference to Exhibit
(m)(3) to PEA No. 58.

(j) H Shares Distribution Plan is incorporated herein by reference to Exhibit
(m)(4) to PEA No. 59.

(k) Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to Registrant's Registration Statement filed on September 30, 2002 ("PEA No. 66").

(l) Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

(m) R Shares Distribution Plan is incorporated herein by reference to Exhibit
(n)(7) to PEA No 68.

(n) Amended and Restated Service and Distribution Plan for the A Share Class to be filed by amendment.

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System to be filed by amendment.

(11) Opinion and Consent of Drinker Biddle & Reath LLP is filed herewith as
Exhibit 11.

(12) Form of Opinions of Drinker Biddle & Reath LLP with respect to certain tax consequences is filed herewith as Exhibit 12.

(13) (a) Co-Administration Agreement among Registrant, PFPC Inc. and National City Bank, dated June 1, 2003 is incorporated herein by reference to Exhibit
(h)(1) to PEA No. 70.

(b) Exhibit A dated March 31, 2004 to Co-Administration Agreement dated June 1, 2003 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 71.

(c) Restated Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated August 31, 2004 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 73.

(d) Amendment to the Restated Co-Administration and Accounting Services Agreement among Registrant, PFPC Inc. and National City Bank, dated September 1, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 78 to Registrant's Registration Statement filed on September 28, 2006 ("PEA No. 78").

(e) Co-Administration and Accounting Services Agreement among Registrant, Allegiant Advantage Fund, Allegiant Asset Management Company and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2009, is incorporated herein by reference to Exhibit (h)(5) to PEA No. 83.

(f) Transfer Agency and Service Agreement between Registrant and PFPC Inc., dated June 10, 2006, is incorporated by reference to Exhibit (h)(4) to PEA No. 77.

(g) Amendment to the Transfer Agency and Service Agreement dated July 5, 2006 is incorporated by reference to Exhibit (h)(6) to PEA No. 79.

(h) Amendment to Transfer Agency Services Agreement dated March 1, 2009, is incorporated herein by reference to Exhibit (h)(8) to PEA No. 83.

(i) Amendment to Transfer Agency Services Agreement dated April 30, 2009 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 83.

(j) Red Flags Amendment to Transfer Agency Services Agreement dated May 1, 2009 is incorporated herein by reference to Exhibit (h)(10) to PEA No. 83.

(14) (a) Consent of Deloitte & Touche LLP for Allegiant Funds and PNC Funds, Inc. is filed herewith.

(b) Consent of Ernst & Young LLP for Allegiant Funds is filed herewith.

(c)Consent of Drinker Biddle & Reath LLP is filed herewith.

(15) None.

(16) Powers of Attorney are filed herewith.

(17) (a) Forms of Proxy are filed herewith.

(b) [Prospectus dated October 1, 2008, as supplemented, for A and C shares of the Equity, Money Market, Fixed Income and Tax Exempt Bond Funds (Accession No.:
0000935069-08-002399) is incorporated herein by reference.]

(c) [Prospectus dated October 1, 2008, as supplemented, for I Shares of the Equity, Money Market, Fixed Income and Tax Exempt Bond Funds (Accession No.:
0000935069-08-002399) is incorporated herein by reference.]

(d) [Statement of Additional Information dated October 1, 2008, as supplemented, for the Equity Funds, Fixed Income Funds, Tax Exempt Bond Funds and Money Market Funds (Accession No.: 0000935069-08-002399) is incorporated herein by reference.]

(e) Annual Report for Allegiant Equity Funds, Fixed Income Funds, Tax Exempt Bond Funds and Money Market Funds dated May 31, 2009 (Accession No.:
0001193125-09-167088) is incorporated herein by reference.

(f) [PNC Funds Prospectus dated September 30, 2008, as supplemented, for A and C shares of the Equity and Fixed Income Funds (Accession No.:
0001193125-08-203999) is incorporated herein by reference.]

(g) [PNC Funds Prospectus dated September 30, 2008, as supplemented, for Institutional shares of the Equity and Fixed Income Funds (Accession No.:
0001193125-08-203999) is incorporated herein by reference.]

(h) [PNC Funds Prospectus dated September 30, 2008, as supplemented, for A and C shares of the Money Market Funds (Accession No.: 0001193125-08-203999) is incorporated herein by reference.]

(i) [PNC Funds Prospectus dated September 30, 2008, as supplemented, for Institutional shares of the Money Market Funds (Accession No.:
0001193125-08-203999) is incorporated herein by reference.]

(j) [PNC Funds Statement of Additional Information dated September 30, 2008, as supplemented, for the Equity, Fixed Income and Money Market Funds (Accession
No.: 0001193125-08-203999) is incorporated herein by reference.]

(k) PNC Funds Annual Report dated May 31, 2009 (Accession No.:
0000950123-09-031342) is incorporated herein by reference.

(l) Prospectus dated September __, 2009 for A, C and I shares of the Allegiant Diversified Real Estate Fund, the Allegiant Maryland Tax-Exempt Bond Fund and the Allegiant Tax-Exempt Limited Maturity Bond Fund (Accession No.: ________) is incorporated herein by reference.

(m) Statement of Additional Information dated September __, 2009 for A, C and I shares of the Allegiant Diversified Real Estate Fund, the Allegiant Maryland Tax-Exempt Bond Fund and the Allegiant Tax-Exempt Limited Maturity Bond Fund (Accession No.: ________) is incorporated herein by reference.


ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding the tax consequences of the proposed reorganization by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As requested by the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Cleveland, State of Ohio, on the 1st day of September, 2009.

ALLEGIANT FUNDS
Registrant


/s/ John G. Abunassar
-------------------------------------
John G. Abunassar
President and Chief Executive Officer

              SIGNATURE                         TITLE                 DATE
-------------------------------------   --------------------   -----------------


/s/ John Kernan                               Treasurer        September 1, 2009
-------------------------------------
John Kernan


*Dorothy A. Berry                              Trustee         September 1, 2009
-------------------------------------
Dorothy A. Berry


*Kelley J. Brennan                             Trustee         September 1, 2009
-------------------------------------
Kelley J. Brennan


*John F. Durkott                               Trustee         September 1, 2009
-------------------------------------
John F. Durkott


*Richard W. Furst                              Trustee         September 1, 2009
-------------------------------------
Richard W. Furst


*Gerald L. Gherlein                            Trustee         September 1, 2009
-------------------------------------
Gerald L. Gherlein


*Dale C. LaPorte                               Trustee         September 1, 2009
-------------------------------------
Dale C. LaPorte


*Robert D. Neary                        Trustee and Chairman   September 1, 2009
-------------------------------------       of the Board
Robert D. Neary

              SIGNATURE                         TITLE                 DATE
-------------------------------------   --------------------   -----------------


*Kathleen Cupper Obert                         Trustee         September 1, 2009
-------------------------------------
Kathleen Cupper Obert


/s/ John G. Abunassar                     President and Chief  September 1, 2009
-------------------------------------     Executive Officer
John G. Abunassar


*By /s/ Kathleen T. Barr
    ---------------------------------
    Kathleen T. Barr
    Attorney-in-Fact

ALLEGIANT FUNDS

CERTIFICATE OF SECRETARY

The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on August 26, 2009 and remains in effect on the date hereof:

FURTHER RESOLVED, that the trustees and officers of Allegiant who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them, hereby appoint Kathleen T. Barr and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as a trustee or officer, or both, of Allegiant, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have power to act thereunder with or without the other of said attorneys and shall have full power and authority to do and perform in the name and on behalf of each of said trustees or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

ALLEGIANT FUNDS


By: /s/ Audrey C. Talley
    ---------------------------------
    Audrey C. Talley
    Secretary

Dated: August 26, 2009

EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------
1(bb)         Certificate of Classification of Shares reflecting Class III,
              Class KKK and Class JJJ

2             Amended and Restated Code of Regulations

11            Legal Opinion of Drinker Biddle & Reath LLP

12            Form of Tax Opinions of Drinker Biddle & Reath

14(a) Consent of Deloitte & Touche LLP with respect to Allegiant Funds and PNC Funds, Inc.

14(b)         Consent of Ernst & Young LLP with respect to the Allegiant Funds

14(c)         Consent of Drinker Biddle & Reath

16            Power of Attorneys

17(a)         Form of Proxy Card